SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 96.2%
Applications Software — 11.4%
Microsoft Corp.	605,830	$200,905,345
PTC, Inc.†	64,591	8,225,664
Roper Technologies, Inc.	73,628	35,920,892

		245,051,901

Athletic Footwear — 2.9%
NIKE, Inc., Class B	372,390	62,297,123

Beverages-Non-alcoholic — 2.0%
Monster Beverage Corp.†	503,397	42,788,745

Building & Construction Products-Misc. — 0.5%
Trex Co., Inc.†	94,599	10,065,334

Coatings/Paint — 0.9%
Sherwin-Williams Co.	58,560	18,540,682

Commercial Services-Finance — 2.5%
MarketAxess Holdings, Inc.	10,359	4,233,412
PayPal Holdings, Inc.†	214,940	49,992,895

		54,226,307

Computer Data Security — 1.4%
Fortinet, Inc.†	88,786	29,862,283

Computer Services — 1.2%
EPAM Systems, Inc.†	37,027	24,928,057

Diagnostic Kits — 1.2%
IDEXX Laboratories, Inc.†	40,329	26,864,760

Distribution/Wholesale — 1.6%
Copart, Inc.†	218,311	33,901,515

E-Commerce/Products — 6.4%
Amazon.com, Inc.†	34,840	117,495,461
Etsy, Inc.†	83,740	20,992,781

		138,488,242

Electric Products-Misc. — 0.5%
AMETEK, Inc.	87,250	11,551,900

Electronic Components-Semiconductors — 5.4%
IPG Photonics Corp.†	93,697	14,898,760
NVIDIA Corp.	207,506	53,053,059
Texas Instruments, Inc.	39,910	7,482,327
Xilinx, Inc.	226,909	40,843,620

		116,277,766

Electronic Connectors — 0.7%
Amphenol Corp., Class A	211,086	16,205,072

Electronic Forms — 3.1%
Adobe, Inc.†	102,160	66,440,778

Electronic Security Devices — 0.5%
Allegion PLC	91,392	11,725,594

Enterprise Software/Service — 1.2%
Tyler Technologies, Inc.†	19,122	10,387,453
Veeva Systems, Inc., Class A†	48,143	15,261,812

		25,649,265

Entertainment Software — 1.4%
Electronic Arts, Inc.	97,004	13,604,811
Take-Two Interactive Software, Inc.†	92,117	16,673,177

		30,277,988

Finance-Credit Card — 4.7%
Visa, Inc., Class A	482,450	102,168,436

Industrial Automated/Robotic — 0.5%
Cognex Corp.	119,925	10,504,231

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	5,170	7,656,150

Internet Content-Entertainment — 5.2%
Meta Platforms, Inc.†	343,540	111,159,238

Machinery-General Industrial — 0.5%
IDEX Corp.	52,131	11,602,797

Medical Instruments — 4.7%
Edwards Lifesciences Corp.†	336,030	40,263,114
Intuitive Surgical, Inc.†	167,790	60,594,003

		100,857,117

Medical Products — 2.1%
ABIOMED, Inc.†	28,656	9,514,938
Align Technology, Inc.†	56,883	35,516,039

		45,030,977

Medical-Biomedical/Gene — 2.8%
Illumina, Inc.†	28,270	11,733,746
Vertex Pharmaceuticals, Inc.†	261,673	48,391,188

		60,124,934

Medical-Drugs — 3.8%
Zoetis, Inc.	382,844	82,770,873

Medical-HMO — 3.8%
UnitedHealth Group, Inc.	179,850	82,815,530

Networking Products — 1.2%
Arista Networks, Inc.†	62,761	25,712,554

Retail-Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	65,501	18,097,271

Retail-Building Products — 3.2%
Home Depot, Inc.	185,560	68,980,074

Retail-Discount — 3.1%
Costco Wholesale Corp.	134,542	66,132,775

Retail-Restaurants — 0.8%
Domino’s Pizza, Inc.	33,170	16,219,135

Schools — 0.7%
Chegg, Inc.†	254,107	15,104,120

Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	467,285	62,167,596

Semiconductor Equipment — 1.1%
ASML Holding NV	30,350	24,670,908

Web Portals/ISP — 8.7%
Alphabet, Inc., Class C†	63,310	187,740,107

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	33,224	8,259,154

TOTAL INVESTMENTS (cost $1,157,676,309)	96.2%	2,072,917,289
Other assets less liabilities	3.8	81,771,174

NET ASSETS	100.0%	$2,154,688,463

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,072,917,289	$—	$—	$2,072,917,289

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021—

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.8%
Aerospace/Defense — 1.2%
Spirit AeroSystems Holdings, Inc., Class A	188,190	$7,770,365

Airlines — 1.1%
SkyWest, Inc.†	155,642	6,697,275

Apparel Manufacturers — 4.2%
Carter’s, Inc.	68,980	6,795,910
Kontoor Brands, Inc.	102,030	5,407,590
Ralph Lauren Corp.	65,850	8,374,144
Tapestry, Inc.	150,680	5,873,506

		26,451,150

Auto/Truck Parts & Equipment-Original — 1.5%
Dana, Inc.	199,981	4,437,578
Lear Corp.	29,435	5,058,405

		9,495,983

Banks-Commercial — 11.0%
BankUnited, Inc.	171,946	6,974,130
First Citizens BancShares, Inc., Class A	11,757	9,569,022
First Hawaiian, Inc.	259,860	7,169,537
Synovus Financial Corp.	186,341	8,681,627
Texas Capital Bancshares, Inc.†	125,826	7,625,056
Umpqua Holdings Corp.	272,214	5,566,776
Webster Financial Corp.	143,193	8,013,080
Wintrust Financial Corp.	97,697	8,646,185
Zions Bancorp NA	119,606	7,533,982

		69,779,395

Banks-Super Regional — 1.5%
Comerica, Inc.	108,790	9,256,941

Building Products-Doors & Windows — 1.2%
Masonite International Corp.†	61,388	7,367,174

Building-Heavy Construction — 1.9%
Dycom Industries, Inc.†	69,040	5,483,157
Southwest Gas Holdings, Inc.	92,120	6,379,310

		11,862,467

Building-Residential/Commercial — 3.2%
KB Home	165,700	6,652,855
PulteGroup, Inc.	186,850	8,983,748
Taylor Morrison Home Corp.†	156,271	4,770,954

		20,407,557

Casino Services — 1.1%
Scientific Games Corp.†	88,780	7,106,839

Chemicals-Diversified — 2.2%
Innospec, Inc.	46,100	4,177,121
Orion Engineered Carbons SA†	242,775	4,564,170
Trinseo PLC	93,910	5,264,595

		14,005,886

Chemicals-Specialty — 0.7%
GCP Applied Technologies, Inc.†	200,743	4,538,799

Computer Services — 0.7%
Genpact, Ltd.	88,826	4,383,563

Computers-Integrated Systems — 0.4%
NCR Corp.†	64,203	2,538,587

Computers-Other — 1.1%
Lumentum Holdings, Inc.†	83,120	6,864,050

Containers-Paper/Plastic — 2.0%
Berry Global Group, Inc.†	58,130	3,809,840
Sealed Air Corp.	149,447	8,865,196

		12,675,036

Data Processing/Management — 0.7%
CommVault Systems, Inc.†	71,659	4,407,028

E-Marketing/Info — 1.0%
Criteo SA ADR†	181,969	6,012,256

Electric-Integrated — 1.5%
IDACORP, Inc.	89,849	9,373,048

Electronic Components-Semiconductors — 1.3%
ON Semiconductor Corp.†	170,440	8,193,051

Electronic Parts Distribution — 1.2%
Avnet, Inc.	192,060	7,319,407

Engineering/R&D Services — 1.6%
AECOM†	143,750	9,828,187

Finance-Investment Banker/Broker — 1.1%
Moelis & Co., Class A	99,783	7,258,215

Food-Misc./Diversified — 2.9%
Hain Celestial Group, Inc.†	214,449	9,622,327
Nomad Foods, Ltd.†	324,888	8,846,700

		18,469,027

Home Furnishings — 1.1%
Herman Miller, Inc.	179,440	6,983,805

Hotels/Motels — 0.7%
Hilton Grand Vacations, Inc.†	82,700	4,158,156

Human Resources — 2.9%
Korn Ferry	106,780	8,244,484
Robert Half International, Inc.	92,259	10,431,725

		18,676,209

Insurance-Life/Health — 0.8%
Voya Financial, Inc.	70,174	4,896,040

Insurance-Multi-line — 1.3%
American Financial Group, Inc.	58,318	7,933,581

Insurance-Property/Casualty — 1.9%
Hanover Insurance Group, Inc.	51,210	6,452,460
Selective Insurance Group, Inc.	70,490	5,524,301

		11,976,761

Insurance-Reinsurance — 1.1%
Everest Re Group, Ltd.	25,753	6,734,409

Investment Management/Advisor Services — 1.4%
Stifel Financial Corp.	121,664	8,865,656

Machinery-Construction & Mining — 1.5%
Oshkosh Corp.	87,440	9,356,080

Machinery-Electrical — 2.4%
Regal Beloit Corp.	68,004	10,359,049
Vertiv Holdings Co.	200,080	5,138,055

		15,497,104

Machinery-General Industrial — 1.6%
Applied Industrial Technologies, Inc.	31,239	3,045,178
Crane Co.	65,758	6,791,486

		9,836,664

Machinery-Pumps — 0.7%
Cactus, Inc., Class A	96,120	4,181,220

Medical Information Systems — 1.1%
Change Healthcare, Inc.†	333,350	7,177,025

Medical Instruments — 1.2%
Integra LifeSciences Holdings Corp.†	112,720	7,491,371

Medical Labs & Testing Services — 1.3%
MEDNAX, Inc.†	308,880	8,410,802

Medical-Hospitals — 1.0%
Acadia Healthcare Co., Inc.†	104,360	6,470,320

Metal Processors & Fabrication — 0.9%
Timken Co.	78,620	5,578,089

Oil Companies-Exploration & Production — 1.5%
Cabot Oil & Gas Corp.	434,871	9,271,450

Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	72,741	1,713,778

Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	192,044	6,491,087

Protection/Safety — 0.8%
ADT, Inc.	638,440	5,330,974

Publishing-Books — 0.6%
Houghton Mifflin Harcourt Co.†	274,411	3,893,892

Real Estate Investment Trusts — 10.3%
American Campus Communities, Inc.	124,420	6,683,842
Broadstone Net Lease, Inc.	207,910	5,528,327
Camden Property Trust	60,749	9,908,162
Cousins Properties, Inc.	176,960	7,009,386
CubeSmart	167,888	9,235,519
MGM Growth Properties LLC, Class A	165,268	6,508,254
Physicians Realty Trust	466,710	8,872,157
RLJ Lodging Trust	200,966	2,897,930
STAG Industrial, Inc.	204,480	8,901,014

		65,544,591

Recreational Vehicles — 0.7%
Brunswick Corp.	47,329	4,405,857

Rental Auto/Equipment — 1.8%
Herc Holdings, Inc.	63,480	11,555,899

Retail-Home Furnishings — 1.0%
Williams-Sonoma, Inc.	35,660	6,623,132

Retail-Misc./Diversified — 0.7%
Sally Beauty Holdings, Inc.†	308,670	4,710,304

Retail-Restaurants — 2.4%
Dine Brands Global, Inc.†	91,767	7,755,229
Papa John’s International, Inc.	62,017	7,695,070

		15,450,299

Rubber-Tires — 1.6%
Goodyear Tire & Rubber Co.†	545,250	10,425,180

Semiconductor Components-Integrated Circuits — 0.9%
MaxLinear, Inc.†	93,042	5,861,646

Semiconductor Equipment — 0.8%
Kulicke & Soffa Industries, Inc.	93,890	5,351,730

Steel-Producers — 2.9%
Carpenter Technology Corp.	193,500	5,975,280
Commercial Metals Co.	133,730	4,303,431
Reliance Steel & Aluminum Co.	56,180	8,211,269

		18,489,980

Transport-Equipment & Leasing — 0.6%
GATX Corp.	40,650	3,855,653

Transport-Truck — 1.5%
Knight-Swift Transportation Holdings, Inc.	168,246	9,537,866

Wire & Cable Products — 1.2%
Belden, Inc.	125,106	7,532,632

TOTAL INVESTMENTS (cost $486,257,326)	99.8%	632,330,528
Other assets less liabilities	0.2	1,460,858

NET ASSETS	100.0%	$633,791,386

†	Non-income producing security

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$632,330,528	$—	$—	$632,330,528

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA BlackRock Multi-Factor 70/30 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
EXCHANGE-TRADED FUNDS — 99.8%
iShares Edge MSCI USA Momentum Factor ETF	58,243	$11,105,775
iShares MSCI EAFE Min Vol Factor ETF	17,724	1,359,608
iShares MSCI EAFE Small-Cap ETF	23,283	1,775,329
iShares MSCI International Momentum Factor ETF	127,067	5,077,597
iShares MSCI International Quality Factor ETF	120,986	4,812,823
iShares MSCI International Value Factor ETF	62,757	1,632,937
iShares MSCI USA Min Vol Factor ETF	35,998	2,791,645
iShares MSCI USA Quality Factor ETF	72,250	10,251,553
iShares MSCI USA Size Factor ETF	28,353	3,835,594
iShares MSCI USA Value Factor ETF	32,191	3,322,111
iShares U.S. Fixed Income Balanced Risk Factor ETF	197,573	19,760,204

Total Long-Term Investment Securities (cost $62,643,378)		65,725,176

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(1) (cost $462,417)	462,417	462,417

TOTAL INVESTMENTS (cost $63,105,795)	100.5%	66,187,593
Liabilities in excess of other assets	(0.5)	(313,432)

NET ASSETS	100.0%	$65,874,161

(1)	The rate shown is the 7-day yield as of October 31, 2021.

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$65,725,176	$—	$—	$65,725,176
Short-Term Investments	462,417	—	—	462,417

	66,187,593	—	—	66,187,593

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 45.5%
Australia — 0.8%
Adbri, Ltd.	10,558	$23,668
Afterpay, Ltd.†	181	16,787
AGL Energy, Ltd.	4,406	18,958
Alumina, Ltd.	15,254	22,835
AMP, Ltd.†	15,730	12,779
APA Group	820	5,058
Aristocrat Leisure, Ltd.	12,377	434,619
ASX, Ltd.	3,580	223,577
Aurizon Holdings, Ltd.	20,108	50,975
Australia & New Zealand Banking Group, Ltd.	8,999	190,494
Bendigo & Adelaide Bank, Ltd.	7,846	54,595
BHP Group, Ltd.	16,058	441,873
Brambles, Ltd.	26,594	200,854
Challenger, Ltd.	4,069	21,243
Charter Hall Group	1,118	14,575
Cochlear, Ltd.	14	2,322
Coles Group, Ltd.	3,122	40,254
Commonwealth Bank of Australia	2,184	171,980
Computershare, Ltd.	1,765	24,908
CSL, Ltd.	4,452	1,006,346
Domino’s Pizza Enterprises, Ltd.	120	12,228
Flight Centre Travel Group, Ltd.†	690	10,376
Goodman Group	40,024	659,366
GPT Group	2	8
Harvey Norman Holdings, Ltd.	8,910	33,245
Insurance Australia Group, Ltd.	2,707	9,774
JB Hi-Fi, Ltd.	581	22,067
Macquarie Group, Ltd.	994	147,925
Medibank Private, Ltd.	143,002	357,143
National Australia Bank, Ltd.	4,519	97,597
Perpetual, Ltd.	649	18,386
Pilbara Minerals, Ltd.†	8,809	14,578
QBE Insurance Group, Ltd.	1,486	13,224
REA Group, Ltd.	6,534	787,121
Rio Tinto, Ltd.	293	19,901
Santos, Ltd.	1,372	7,204
Scentre Group	116,462	264,578
SEEK, Ltd.	307	7,552
South32, Ltd.	128,572	345,284
Stockland	65,506	224,210
Suncorp Group, Ltd.	2,035	17,941
Sydney Airport†	2,539	15,643
Transurban Group	6,431	65,019
Westpac Banking Corp.	34,913	674,179
WiseTech Global, Ltd.	275	10,567
Woodside Petroleum, Ltd.	700	12,248
Worley, Ltd.	1,662	13,528

		6,839,592

Austria — 0.1%
ANDRITZ AG	5,053	286,105
BAWAG Group AG*	983	61,874
Erste Group Bank AG	3,031	129,992
OMV AG	637	38,586
Raiffeisen Bank International AG	2,865	83,792
Verbund AG	196	20,415

		620,764

Belgium — 0.1%
Ageas SA/NV	255	12,410
Anheuser-Busch InBev SA NV	6,037	368,270
D’Ieteren Group SA	68	11,705
Elia Group SA	216	25,194
Galapagos NV†	531	28,117
Groupe Bruxelles Lambert SA	3,026	350,680
KBC Group NV	347	32,315
Proximus SADP	864	16,265
Sofina SA	56	24,755
Solvay SA	207	24,599
UCB SA	47	5,602
Umicore SA	156	8,941

		908,853

Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,908	79,793
Athene Holding, Ltd., Class A†	702	61,081
CK Infrastructure Holdings, Ltd.	1,000	6,028
Essent Group, Ltd.	10,325	495,600
Everest Re Group, Ltd.	286	74,789
Hongkong Land Holdings, Ltd.	2,200	12,122
IHS Markit, Ltd.	627	81,961
Invesco, Ltd.	12,526	318,286
Jardine Matheson Holdings, Ltd.	200	11,586
Kerry Properties, Ltd.	8,500	23,980
Norwegian Cruise Line Holdings, Ltd.†	642	16,512
NWS Holdings, Ltd.	13,608	13,537
RenaissanceRe Holdings, Ltd.	298	42,256
VTech Holdings, Ltd.	2,200	16,923

		1,254,454

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	656	34,925

Canada — 0.1%
Canada Goose Holdings, Inc.†	25,840	958,664
Waste Connections, Inc.	254	34,547

		993,211

Cayman Islands — 0.0%
Ambarella, Inc.†	158	29,361
ASM Pacific Technology, Ltd.	900	9,722
CK Asset Holdings, Ltd.	3,500	21,615
CK Hutchison Holdings, Ltd.	5,500	37,006
ESR Cayman, Ltd.†*	1,800	5,842
Futu Holdings, Ltd. ADR†	50	2,676
Sea, Ltd. ADR†	107	36,762
Wharf Real Estate Investment Co., Ltd.	3,000	16,927

		159,911

Curacao — 0.1%
Schlumberger NV	30,715	990,866

Denmark — 0.7%
AP Moller - Maersk A/S, Series A	149	407,984
AP Moller - Maersk A/S, Series B	338	976,707
Carlsberg A/S, Class B	459	75,715
Chr. Hansen Holding A/S	146	11,617
Coloplast A/S, Class B	3,842	626,303
Danske Bank A/S	572	9,680
Demant A/S†	476	23,057
DSV A/S	341	79,249

FLSmidth & Co. A/S	587	22,312
Genmab A/S†	773	346,439
GN Store Nord A/S	100	6,068
ISS A/S†	835	16,622
Novo Nordisk A/S, Class B	25,193	2,757,332
Novozymes A/S, Class B	1,517	111,553
Orsted A/S*	306	43,178
Pandora A/S	214	29,884
SimCorp A/S	129	15,584
Tryg A/S	1,729	40,988
Vestas Wind Systems A/S	1,950	84,333

		5,684,605

Finland — 0.9%
Fortum Oyj	1,434	42,603
Kone Oyj, Class B	35,995	2,453,338
Neste Oyj	1,059	58,994
Nokia Oyj†	338,795	1,946,486
Nordea Bank Abp	206,403	2,525,000
Orion Oyj, Class B	71	3,072
Outokumpu Oyj†	1,599	9,982
Sampo Oyj, Class A	1,652	87,847
Stora Enso Oyj, Class R	405	6,732
UPM-Kymmene Oyj	13,097	462,077

		7,596,131

France — 2.1%
Air Liquide SA	870	145,065
Amundi SA*	4,962	441,964
Atos SE	194	10,087
AXA SA	40,348	1,173,520
BNP Paribas SA	10,511	703,526
Bollore SA	2,878	16,668
Capgemini SE	489	113,792
Carrefour SA	1	18
Cie de Saint-Gobain	534	36,767
CNP Assurances	495	12,394
Constellium SE†	1,905	35,071
Covivio	76	6,572
Credit Agricole SA	2,053	30,947
Dassault Systemes SE	6,630	386,126
Edenred	413	22,329
Electricite de France SA	2,188	32,198
Elis SA†	966	18,303
Engie SA	59,507	845,843
EssilorLuxottica SA	429	88,721
Eurazeo SE	70	6,559
Faurecia SE	678	35,309
Gecina SA	68	9,515
Hermes International	1,156	1,831,448
Imerys SA	233	10,095
JCDecaux SA†	1,445	37,685
Kering SA	1,733	1,298,570
Klepierre SA	333	7,914
L’Oreal SA	7,161	3,269,442
La Francaise des Jeux SAEM*	276	14,326
Legrand SA	6,970	759,322
LVMH Moet Hennessy Louis Vuitton SE	2,693	2,108,196
Orange SA	1,846	20,134
Pernod Ricard SA	2,368	543,923
Publicis Groupe SA	293	19,625
Rexel SA	19,702	390,828
Rubis SCA	8,215	262,959
Safran SA	470	63,047
Sanofi	5,436	543,127
Sartorius Stedim Biotech	27	14,863
Schneider Electric SE	6,840	1,177,358
SCOR SE	151	5,080
Societe Generale SA	16,905	563,499
Sodexo SA†	1,227	119,147
SPIE SA	3	73
Suez SA	753	17,135
Teleperformance	370	154,450
TotalEnergies SE	4,422	221,700
Ubisoft Entertainment SA†	139	7,268
Valeo SA	13,298	389,385
Veolia Environnement SA	1,153	37,627
Vinci SA	355	37,907
Vivendi SE	1,462	18,819
Wendel SE	180	23,950
Worldline SA†*	373	21,723

		18,161,919

Germany — 2.3%
adidas AG	2,076	679,879
Allianz SE	10,481	2,437,140
BASF SE	4,555	327,940
Bayer AG	6,532	367,507
Bayerische Motoren Werke AG	9,106	918,335
Bayerische Motoren Werke AG (Preference Shares)	370	31,480
Beiersdorf AG	4,445	472,221
Brenntag SE	57	5,419
Carl Zeiss Meditec AG	147	29,560
Continental AG†	107	12,557
Covestro AG*	408	26,129
Daimler AG	1,095	108,531
Delivery Hero SE†*	341	42,396
Deutsche Bank AG†	2,444	31,490
Deutsche Boerse AG	313	51,958
Deutsche Pfandbriefbank AG*	6	74
Deutsche Post AG	31,488	1,948,135
DWS Group GmbH & Co. KGaA*	455	19,682
E.ON SE	4,556	57,755
Evonik Industries AG	17,737	574,521
Fielmann AG	670	44,148
Fraport AG Frankfurt Airport Services Worldwide†	235	16,761
Freenet AG	625	16,097
Fresenius Medical Care AG & Co. KGaA	596	39,589
Fresenius SE & Co. KGaA	824	37,402
Fuchs Petrolub SE (Preference Shares)	1,440	68,983
Hannover Rueck SE	239	43,653
HeidelbergCement AG	725	54,594
HelloFresh SE†	611	49,442

Henkel AG & Co. KGaA (Preference Shares)	5,853	523,558
HOCHTIEF AG	519	40,018
HUGO BOSS AG	259	16,186
Infineon Technologies AG	1,288	60,145
Jenoptik AG	2	76
K+S AG†	2,305	39,689
KION Group AG	95	10,367
LEG Immobilien SE	141	20,969
Merck KGaA	265	62,555
MTU Aero Engines AG	1,712	380,674
Muenchener Rueckversicherungs-Gesellschaft AG	314	92,997
Nemetschek SE	56	6,422
Porsche Automobil Holding SE (Preference Shares)	143	14,848
ProSiebenSat.1 Media SE	927	15,522
Puma SE	239	29,645
Rational AG	1	994
Rheinmetall AG	3,166	306,846
RWE AG	700	26,922
SAP SE	26,484	3,836,735
Sartorius AG (Preference Shares)	695	450,237
Scout24 AG*	369	25,679
Siemens AG	19,713	3,196,732
Siemens Healthineers AG*	976	64,830
Symrise AG	43	5,943
TeamViewer AG†*	179	2,669
Uniper SE	516	22,792
Vitesco Technologies Group AG†	41	2,351
Volkswagen AG	96	31,162
Volkswagen AG (Preference Shares)	5,008	1,122,072
Vonovia SE	937	56,823
Wacker Chemie AG	274	49,396
Zalando SE†*	7,341	692,304

		19,721,536

Hong Kong — 0.6%
AIA Group, Ltd.	227,419	2,567,799
BOC Hong Kong Holdings, Ltd.	329,500	1,046,032
Cathay Pacific Airways, Ltd.†	13,000	11,980
CLP Holdings, Ltd.	3,000	29,362
Hang Lung Properties, Ltd.	3,000	6,964
Hang Seng Bank, Ltd.	18,500	351,905
Henderson Land Development Co., Ltd.	5,000	20,950
Hong Kong & China Gas Co., Ltd.	14,107	21,939
Hong Kong Exchanges & Clearing, Ltd.	1,504	91,007
Hysan Development Co., Ltd.	5,000	17,383
Link REIT	58,600	519,684
New World Development Co., Ltd.	4,000	17,351
Power Assets Holdings, Ltd.	2,500	15,247
Sino Land Co., Ltd.	6,000	7,881
Sun Hung Kai Properties, Ltd.	3,000	39,908
Swire Pacific, Ltd., Class A	17,319	108,960
Swire Properties, Ltd.	74,200	198,839
Techtronic Industries Co., Ltd.	21,500	442,407

		5,515,598

Ireland — 0.8%
Accenture PLC, Class A	4,605	1,652,228
AIB Group PLC†	17,301	46,880
Alkermes PLC†	1,261	38,196
Allegion PLC	5,074	650,994
Aon PLC, Class A	1,001	320,240
CRH PLC	2,559	122,706
Flutter Entertainment PLC†	1,693	320,183
Horizon Therapeutics PLC†	470	56,358
ICON PLC†	77	22,081
James Hardie Industries PLC CDI	16,681	648,119
Jazz Pharmaceuticals PLC†	319	42,440
Johnson Controls International PLC	1,894	138,963
Kerry Group PLC, Class A (ISE)	1,165	156,356
Kingspan Group PLC	3,375	388,745
Linde PLC	334	106,613
Medtronic PLC	6,641	795,990
nVent Electric PLC	562	19,923
Seagate Technology Holdings PLC	601	53,531
Smurfit Kappa Group PLC	349	18,272
Trane Technologies PLC	2,864	518,184
Willis Towers Watson PLC	3,115	754,702

		6,871,704

Israel — 0.3%
Bank Hapoalim BM	109,995	1,083,351
Bank Leumi Le-Israel BM	14,544	138,866
Check Point Software Technologies, Ltd.†	818	97,833
Israel Discount Bank, Ltd., Class A†	56,320	340,411
Mizrahi Tefahot Bank, Ltd.	2,490	90,563
NICE, Ltd.†	891	251,571
Teva Pharmaceutical Industries, Ltd.†	8,689	76,552
Teva Pharmaceutical Industries, Ltd. ADR†	63,634	556,161
Wix.com, Ltd.†	69	12,831

		2,648,139

Italy — 0.3%
Amplifon SpA	571	29,010
Assicurazioni Generali SpA	2,318	50,511
Banca Mediolanum SpA	4,268	42,954
BPER Banca	35,114	76,901
Enel SpA	66,646	557,482
Eni SpA	5,651	81,030
FinecoBank Banca Fineco SpA†	765	14,605
Intesa Sanpaolo SpA	503,725	1,431,017
Italgas SpA	3,582	22,733
Mediobanca Banca di Credito Finanziario SpA†	12,809	152,736
Pirelli & C SpA*	2,190	13,448
Poste Italiane SpA*	1,230	17,546
Prysmian SpA	218	8,241
Snam SpA	3,308	18,726
Telecom Italia SpA	498,144	177,421
Telecom Italia SpA (RSP)	54,075	20,535
Terna SpA	2,556	19,034

UniCredit SpA	2,680	35,392

		2,769,322

Japan — 4.1%
ABC-Mart, Inc.	200	9,563
Aisin Corp.	2,800	102,321
Alps Alpine Co., Ltd.	17,600	171,406
Amada Co., Ltd.	29,400	289,421
ANA Holdings, Inc.†	500	11,639
Asahi Kasei Corp.	51,500	540,643
Astellas Pharma, Inc.	9,000	151,375
Bandai Namco Holdings, Inc.	400	30,487
BayCurrent Consulting, Inc.	200	82,299
Bridgestone Corp.	28,700	1,263,832
Brother Industries, Ltd.	400	7,714
Calbee, Inc.	2,000	51,503
Canon, Inc.	12,600	282,788
Casio Computer Co., Ltd.	700	9,864
Central Japan Railway Co.	100	14,828
Chubu Electric Power Co., Inc.	900	9,310
Chugai Pharmaceutical Co., Ltd.	5,035	187,617
Chugoku Electric Power Co., Inc.	1,200	9,950
Coca-Cola Bottlers Japan Holdings, Inc.	900	12,350
CyberAgent, Inc.	4,200	70,015
Dai-ichi Life Holdings, Inc.	1,900	40,034
Daifuku Co., Ltd.	1,700	155,868
Daiichi Sankyo Co., Ltd.	2,400	60,371
Daikin Industries, Ltd.	3,800	829,849
Daito Trust Construction Co., Ltd.	100	12,389
Daiwa House Industry Co., Ltd.	1,100	36,202
Daiwa House REIT Investment Corp.	5	14,345
Daiwa Securities Group, Inc.	3,200	17,932
Denso Corp.	1,200	86,577
Dentsu Group, Inc.	200	7,317
Disco Corp.	1,000	268,480
DMG Mori Seiki Co., Ltd.	1,100	18,868
East Japan Railway Co.	200	12,438
Eisai Co., Ltd.	292	20,565
ENEOS Holdings, Inc.	11,600	46,777
FANUC Corp.	4,800	939,574
Fast Retailing Co., Ltd.	200	132,503
FUJIFILM Holdings Corp.	1,600	123,550
Fujitsu, Ltd.	192	33,060
GLP J-REIT	7	11,417
Hamamatsu Photonics KK	700	41,395
Harmonic Drive Systems, Inc.	200	9,020
Hitachi, Ltd.	900	51,753
Honda Motor Co., Ltd.	27,935	820,832
Hoshizaki Corp.	100	8,388
Hoya Corp.	7,200	1,056,547
Hulic Co., Ltd.	1,500	14,385
Idemitsu Kosan Co., Ltd.	900	24,597
IHI Corp.	1,000	23,286
Inpex Corp.	6,500	54,293
Isuzu Motors, Ltd.	1,300	17,440
ITOCHU Corp.	6,600	187,736
Japan Airlines Co., Ltd.†	400	8,602
Japan Exchange Group, Inc.	1,000	23,632
Japan Metropolitan Fund Investment Corp.	10	9,169
Japan Post Bank Co., Ltd.	1,300	10,140
Japan Post Holdings Co., Ltd.	10,900	83,681
Japan Post Insurance Co., Ltd.	800	12,985
Japan Real Estate Investment Corp.	3	18,372
Japan Tobacco, Inc.	107,400	2,106,538
JFE Holdings, Inc.	1,100	16,822
Kandenko Co., Ltd.	1,100	8,512
Kansai Electric Power Co., Inc.	200	1,839
Kao Corp.	26,700	1,506,538
KDDI Corp.	29,516	913,643
Keyence Corp.	3,500	2,103,839
Kikkoman Corp.	200	16,354
Kirin Holdings Co., Ltd.	10,900	189,453
Koito Manufacturing Co., Ltd.	600	33,902
Komatsu, Ltd.	1,600	41,644
Konica Minolta, Inc.	13,900	68,540
Kubota Corp.	3,000	63,764
Kuraray Co., Ltd.	1,700	15,363
Kyocera Corp.	500	29,195
Kyowa Kirin Co., Ltd.	500	16,407
Lasertec Corp.†	500	109,805
Lawson, Inc.	3,100	149,866
Lintec Corp.	700	15,612
M3, Inc.	1,100	64,741
Makita Corp.	500	23,088
Marubeni Corp.	6,400	53,974
Mazda Motor Corp.†	900	8,047
McDonald’s Holdings Co. Japan, Ltd.	200	8,932
Mercari, Inc.†	200	10,792
Mitsubishi Corp.	1,600	50,706
Mitsubishi Electric Corp.	1,000	13,380
Mitsubishi Estate Co., Ltd.	3,200	48,516
Mitsubishi HC Capital, Inc.	2,700	13,503
Mitsubishi Materials Corp.	13,000	251,617
Mitsubishi Motors Corp.†	6,000	19,109
Mitsubishi UFJ Financial Group, Inc.	19,000	103,773
Mitsui Fudosan Co., Ltd.	1,800	41,038
Mitsui Mining & Smelting Co., Ltd.	1,200	34,323
Mizuho Financial Group, Inc.	3,570	47,141
MS&AD Insurance Group Holdings, Inc.	1,600	51,745
Murata Manufacturing Co., Ltd.	700	53,144
Net One Systems Co., Ltd.	400	13,073
Nexon Co., Ltd.	400	6,777
NGK Spark Plug Co., Ltd.	6,900	109,698
Nidec Corp.	400	44,115
Nihon M&A Center, Inc.	300	9,173
Nikon Corp.	24,800	271,772
Nintendo Co., Ltd.	181	79,721
Nippon Building Fund, Inc.	3	19,478
Nippon Prologis REIT, Inc.	4	13,354
Nippon Sanso Holdings Corp.	700	16,490
Nippon Shokubai Co., Ltd.	200	10,423
Nippon Telegraph & Telephone Corp.	11,500	321,667
Nippon Television Holdings, Inc.	900	9,713
Nippon Yusen KK	100	7,177
Nissan Motor Co., Ltd.†	23,100	117,025

Nitori Holdings Co., Ltd.	100	18,298
Nitto Denko Corp.	2,986	232,645
Nomura Holdings, Inc.	6,000	28,954
Nomura Real Estate Holdings, Inc.	300	7,288
Nomura Real Estate Master Fund, Inc.	5	7,488
Nomura Research Institute, Ltd.	1,900	75,683
NTT Data Corp.	2,000	40,061
Olympus Corp.	14,500	313,027
Omron Corp.	3,000	286,115
Ono Pharmaceutical Co., Ltd.	400	8,372
Oriental Land Co., Ltd.	300	47,221
ORIX Corp.	2,400	47,484
Orix JREIT, Inc.	5	8,287
Osaka Gas Co., Ltd.	500	8,054
Otsuka Holdings Co., Ltd.	600	23,658
Pan Pacific International Holdings Corp.	600	12,561
Panasonic Corp.	3,200	39,096
Pola Orbis Holdings, Inc.	44	938
Rakuten Group, Inc.	1,300	14,258
Recruit Holdings Co., Ltd.	34,300	2,278,742
Relo Group, Inc.	700	14,476
Renesas Electronics Corp.†	1,900	23,372
Resona Holdings, Inc.	3,600	13,519
Ricoh Co., Ltd.	9,600	93,157
Rohm Co., Ltd.	100	9,107
Ryohin Keikaku Co., Ltd.	400	7,854
Sanwa Holdings Corp.	900	10,455
SBI Holdings, Inc.	400	10,325
Secom Co., Ltd.	1,500	101,851
Sega Sammy Holdings, Inc.	800	11,329
Sekisui House, Ltd.	5,300	109,813
Seven & i Holdings Co., Ltd.	2,700	113,283
SG Holdings Co., Ltd.	300	7,502
Shimadzu Corp.	1,400	56,688
Shimano, Inc.	100	27,708
Shin-Etsu Chemical Co., Ltd.	700	124,400
Shionogi & Co., Ltd.	240	15,597
Shiseido Co., Ltd.	300	19,939
SMC Corp.	1,100	655,705
SoftBank Corp.	25,200	343,702
SoftBank Group Corp.	11,456	619,564
Sompo Holdings, Inc.	900	39,072
Sony Group Corp.	1,900	219,048
Subaru Corp.	29,900	584,490
Sumitomo Chemical Co., Ltd.	370,500	1,820,399
Sumitomo Corp.	42,400	601,542
Sumitomo Metal Mining Co., Ltd.	600	23,284
Sumitomo Mitsui Financial Group, Inc.	38,600	1,260,194
Sumitomo Mitsui Trust Holdings, Inc.	500	16,469
Sumitomo Realty & Development Co., Ltd.	800	28,848
Sumitomo Rubber Industries, Ltd.	19,900	244,614
Suntory Beverage & Food, Ltd.	6,500	251,788
Suzuki Motor Corp.	400	17,811
Sysmex Corp.	1,200	148,138
T&D Holdings, Inc.	1,000	12,827
Takeda Pharmaceutical Co., Ltd.	71,100	1,998,099
Teijin, Ltd.	9,000	120,737
Terumo Corp.	20,300	893,752
Tokio Marine Holdings, Inc.	9,900	520,993
Tokyo Century Corp.	100	5,703
Tokyo Electron, Ltd.	3,700	1,715,683
Tokyo Gas Co., Ltd.	1,000	17,363
Toray Industries, Inc.	4,800	29,855
Toshiba Corp.	4,100	176,626
Toyo Suisan Kaisha, Ltd.	300	12,924
Toyota Industries Corp.	600	50,853
Toyota Motor Corp.	15,925	280,355
Trend Micro, Inc.	1,300	73,341
Unicharm Corp.	1,200	48,347
United Urban Investment Corp.	6	7,475
Yamada Holdings Co., Ltd.	57,800	220,601
Yamaha Corp.	500	31,498
Yamaha Motor Co., Ltd.	600	16,662
Yamato Holdings Co., Ltd.	100	2,454
Yaskawa Electric Corp.	1,500	64,751
Z Holdings Corp.	3,200	19,822
ZOZO, Inc.	2,800	89,546

		35,561,695

Jersey — 0.3%
Amcor PLC	12,409	149,777
Aptiv PLC†	398	68,810
Clarivate PLC†	342	8,020
Experian PLC	29,784	1,364,268
Ferguson PLC	2,288	344,280
Glencore PLC	8,157	40,774
WPP PLC	18,500	267,360

		2,243,289

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	528	44,579

Luxembourg — 0.1%
Aroundtown SA	2,175	15,111
Eurofins Scientific SE	124	14,612
RTL Group SA	452	26,063
SES SA FDR	1,105	9,923
Spotify Technology SA†	1,734	501,820

		567,529

Netherlands — 1.0%
ABN AMRO Bank NV CVA*	19,490	286,722
Adyen NV†*	36	108,639
Aegon NV	2,413	12,232
Airbus SE†	909	116,219
Akzo Nobel NV	1,666	191,473
Argenx SE†	57	17,059
ASM International NV	81	36,649
ASML Holding NV	4,410	3,571,121
CNH Industrial NV	3,197	55,177
EXOR NV	198	18,654
Ferrari NV	138	32,703
Heineken NV	146	16,172
ING Groep NV	5,272	79,959
JDE Peet’s NV	4,887	142,308

Just Eat Takeaway.com NV)†*	234	16,804
Koninklijke Ahold Delhaize NV	23,690	770,358
Koninklijke DSM NV	631	137,900
Koninklijke Philips NV	1,271	59,836
Koninklijke Vopak NV	239	9,504
LyondellBasell Industries NV, Class A	133	12,345
NN Group NV	1,075	57,562
NXP Semiconductors NV	1,110	222,955
PostNL NV	21,187	91,919
Prosus NV	1,427	125,717
QIAGEN NV†	374	20,575
Randstad NV	15,938	1,145,993
Signify NV*	10,678	516,587
Stellantis NV	14,655	292,235
STMicroelectronics NV	915	43,277
Universal Music Group NV	1,462	42,446
Wolters Kluwer NV	4,179	437,875

		8,688,975

New Zealand — 0.1%
Auckland International Airport, Ltd.†	1,603	9,178
Fisher & Paykel Healthcare Corp., Ltd.	17,833	398,837
Mercury NZ, Ltd.	2,660	11,694
Meridian Energy, Ltd.	3,381	12,090

		431,799

Norway — 0.4%
Aker BP ASA	501	19,209
DNB Bank ASA	31,104	739,318
Equinor ASA	93,541	2,366,788
Gjensidige Forsikring ASA	487	12,112
Norsk Hydro ASA	58,294	426,997
Orkla ASA	4,432	43,103
Telenor ASA	11,939	188,457

		3,795,984

Panama — 0.0%
Carnival Corp.†	2,925	64,818

Portugal — 0.0%
EDP - Energias de Portugal SA	9,472	53,478
Galp Energia SGPS SA	8,702	90,455
Jeronimo Martins SGPS SA	5,642	127,834

		271,767

Singapore — 0.1%
Ascendas Real Estate Investment Trust	15,000	34,372
CapitaLand Integrated Commercial Trust	11,777	18,777
Capitaland Investment, Ltd.†	7,500	19,132
DBS Group Holdings, Ltd.	3,382	79,076
Jardine Cycle & Carriage, Ltd.	12,000	200,222
Mapletree Commercial Trust	8,600	13,903
Mapletree Logistics Trust	8,600	12,882
Oversea-Chinese Banking Corp., Ltd.	5,437	47,576
Singapore Airlines, Ltd.†	1,400	5,399
Singapore Press Holdings, Ltd.	100	154
Singapore Technologies Engineering, Ltd.	20,300	57,656
Singapore Telecommunications, Ltd.	82,700	153,319
United Overseas Bank, Ltd.	12,200	242,010
UOL Group, Ltd.	2,300	12,331

		896,809

Spain — 0.1%
Amadeus IT Group SA†	303	20,260
Banco Bilbao Vizcaya Argentaria SA	10,078	70,623
Banco de Sabadell SA†	11,849	9,539
Banco Santander SA	34,355	130,124
Bankinter SA	4,308	23,715
CaixaBank SA	7,520	21,602
EDP Renovaveis SA	939	26,160
Endesa SA	1,617	37,282
Ferrovial SA	1,983	62,490
Fluidra SA	492	18,797
Grifols SA	180	4,119
Iberdrola SA	20,120	237,588
Industria de Diseno Textil SA	4,946	178,617
Naturgy Energy Group SA	1,728	45,405
Repsol SA	4,455	56,938
Siemens Gamesa Renewable Energy SA†	105	2,844
Telefonica SA	3,051	13,277

		959,380

SupraNational — 0.0%
Unibail-Rodamco-Westfield†	182	13,004

Sweden — 0.8%
Assa Abloy AB, Class B	27,319	800,038
Atlas Copco AB, Class A	22,594	1,451,720
Atlas Copco AB, Class B	8,861	479,266
Boliden AB	192	6,772
Electrolux AB, Class B	992	22,513
Elekta AB, Series B	12,856	149,278
EQT AB	540	28,459
Evolution AB*	247	39,955
Fastighets AB Balder, Class B†	256	18,547
Hennes & Mauritz AB, Class B	57,935	1,086,247
Hexagon AB, Class B	14,695	236,133
Husqvarna AB, Class B	4,322	61,473
Industrivarden AB, Class A	108	3,561
Indutrade AB	467	13,589
Investor AB, Class B	18,905	435,643
Kinnevik AB, Class B†	373	14,622
L E Lundbergforetagen AB, Class B	708	40,775
Lundin Energy AB	2,057	81,245
Nibe Industrier AB, Class B	1,914	28,494
Saab AB, Series B	5,405	150,293
Samhallsbyggnadsbolaget i Norden AB	3,597	24,125
Sandvik AB	710	17,981
Securitas AB, Class B	1,970	32,573
Sinch AB†*	963	18,261
Skandinaviska Enskilda Banken AB, Class A	2,451	38,315

SKF AB, Class B	5,085	117,829
SSAB AB, Class A†	3,014	17,162
Svenska Handelsbanken AB, Class A	7,066	80,912
Swedbank AB, Class A	1,771	38,406
Swedish Match AB	40,247	354,200
Tele2 AB, Class B	6,553	92,442
Telefonaktiebolaget LM Ericsson, Class B	60,717	664,578
Trelleborg AB, Class B	16,060	366,811
Volvo AB, Class B	2,734	63,645

		7,075,863

Switzerland — 1.5%
ABB, Ltd.	13,738	454,482
Adecco Group AG	368	18,517
Alcon, Inc.	666	55,034
Baloise Holding AG	166	26,470
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	1	11,785
Cie Financiere Richemont SA	704	86,962
Credit Suisse Group AG	3,442	35,834
Dufry AG†	1,372	72,496
Givaudan SA	360	1,694,233
Julius Baer Group, Ltd.	432	31,225
Kuehne & Nagel International AG	180	56,678
Logitech International SA	245	20,395
Lonza Group AG	97	79,520
Nestle SA	14,686	1,937,923
Novartis AG	41,823	3,455,102
Partners Group Holding AG	48	83,748
PSP Swiss Property AG	162	20,241
Roche Holding AG (BR)	156	66,959
Roche Holding AG	4,663	1,803,118
Sika AG	7,151	2,421,156
Sonova Holding AG	100	41,317
Straumann Holding AG	15	31,160
Swiss Life Holding AG	103	56,540
Swiss Prime Site AG	214	21,737
Swiss Re AG	638	61,765
Swisscom AG	28	15,242
Tecan Group AG	16	9,786
Temenos AG	64	9,775
UBS Group AG	5,400	98,168
VAT Group AG*	53	25,308
Zurich Insurance Group AG	401	177,770

		12,980,446

United Kingdom — 2.6%
3i Group PLC	4,012	74,892
Abrdn PLC	1,848	6,424
Admiral Group PLC	160	6,284
Anglo American PLC	13,681	520,971
Antofagasta PLC	2,417	47,153
Ashmore Group PLC	2,405	11,105
Ashtead Group PLC	1,115	93,448
AstraZeneca PLC	10,659	1,326,577
Atlassian Corp. PLC, Class A†	2,286	1,047,285
Auto Trader Group PLC*	1,627	13,484
Aviva PLC	21,601	116,681
Babcock International Group PLC†	6	26
BAE Systems PLC	2,957	22,330
Barclays PLC	19,101	52,870
Barratt Developments PLC	1,414	12,830
Beazley PLC†	2,868	15,308
Bellway PLC	332	15,053
BP PLC	467,169	2,238,984
British American Tobacco PLC	85,753	2,988,504
British Land Co. PLC	1,226	8,294
Bunzl PLC	1,058	39,123
Burberry Group PLC	574	15,153
Coca-Cola Europacific Partners PLC	138	7,266
Compass Group PLC†	17,230	365,492
Diageo PLC	34,520	1,715,843
Direct Line Insurance Group PLC	817	3,269
GlaxoSmithKline PLC	6,240	128,831
Greggs PLC	582	24,333
Halma PLC	93	3,770
Hargreaves Lansdown PLC	473	9,949
HomeServe PLC	20,502	239,896
Howden Joinery Group PLC	19,889	250,361
HSBC Holdings PLC	204,109	1,233,258
IG Group Holdings PLC	10,342	112,308
Imperial Brands PLC	16,734	353,138
Informa PLC†	1,984	14,103
InterContinental Hotels Group PLC†	215	15,059
International Game Technology PLC†	7,206	212,505
Intertek Group PLC	1,937	129,761
ITV PLC†	75,623	111,411
JD Sports Fashion PLC	18,954	282,222
John Wood Group PLC†	17,770	51,921
Johnson Matthey PLC	3,357	125,560
Kingfisher PLC	87,737	402,243
Land Securities Group PLC	757	7,117
Legal & General Group PLC	8,104	32,041
Lloyds Banking Group PLC	1,037,429	713,011
London Stock Exchange Group PLC	462	44,891
M&G PLC	3,526	9,641
Melrose Industries PLC	5,081	10,973
Micro Focus International PLC	43,969	214,640
National Grid PLC	4,771	61,076
Natwest Group PLC	6,001	18,158
Nielsen Holdings PLC	623	12,616
NMC Health PLC†(1)	128	0
Pearson PLC	1,598	13,174
Phoenix Group Holdings PLC	23,286	209,246
Prudential PLC	3,598	73,590
Reckitt Benckiser Group PLC	957	77,600
RELX PLC	51,186	1,585,946
Rentokil Initial PLC	14,588	117,471
Rightmove PLC	86,904	822,300
Rio Tinto PLC	418	26,089
Rolls-Royce Holdings PLC†	7,552	13,626
Royal Dutch Shell PLC, Class A	72,068	1,657,949
Royal Dutch Shell PLC, Class B	43,809	1,010,239
Royalty Pharma PLC, Class A	561	22,176
Sage Group PLC	886	8,619

Schroders PLC	211	10,453
Segro PLC	1,876	33,184
Severn Trent PLC	74	2,773
Smith & Nephew PLC	919	15,784
Smiths Group PLC	8,891	164,934
Spirax-Sarco Engineering PLC	66	14,095
SSE PLC	1,102	24,786
St James’s Place PLC	746	16,126
Standard Chartered PLC	40,470	274,102
Tate & Lyle PLC	5,213	46,244
Tesco PLC	77,377	285,809
Unilever PLC	8,964	479,912
United Utilities Group PLC	459	6,524
Virgin Money UK PLC CDI†	5,952	16,342

		22,618,535

United States — 25.1%
3M Co.	3,196	571,061
Abbott Laboratories	10,649	1,372,550
AbbVie, Inc.	11,698	1,341,410
Activision Blizzard, Inc.	1,245	97,347
Adobe, Inc.†	3,067	1,994,654
Advanced Micro Devices, Inc.†	3,636	437,156
AES Corp.	5,871	147,538
Aflac, Inc.	2,471	132,619
Agilent Technologies, Inc.	11,576	1,823,104
Air Products & Chemicals, Inc.	138	41,374
Airbnb, Inc., Class A†	223	38,057
Akamai Technologies, Inc.†	172	18,139
Alaska Air Group, Inc.†	217	11,458
Albemarle Corp.	201	50,344
Alcoa Corp.	4,919	226,028
Alexandria Real Estate Equities, Inc.	726	148,206
Align Technology, Inc.†	1,868	1,166,323
Alleghany Corp.†	984	640,958
Alliant Energy Corp.	982	55,552
Allstate Corp.	1,451	179,445
Ally Financial, Inc.	8,623	411,662
Alnylam Pharmaceuticals, Inc.†	42	6,702
Alphabet, Inc., Class A†	2,025	5,995,863
Alphabet, Inc., Class C†	2,045	6,064,263
Altice USA, Inc., Class A†	4,767	77,702
Amazon.com, Inc.†	2,525	8,515,386
AMC Entertainment Holdings, Inc., Class A†	322	11,389
Ameren Corp.	1,319	111,179
American Airlines Group, Inc.†	1,124	21,581
American Campus Communities, Inc.	205	11,013
American Eagle Outfitters, Inc.	1,999	47,456
American Electric Power Co., Inc.	4,633	392,461
American Express Co.	5,105	887,147
American Financial Group, Inc.	380	51,695
American Homes 4 Rent, Class A	3,631	147,419
American Tower Corp.	832	234,599
American Water Works Co., Inc.	1,069	186,198
Ameriprise Financial, Inc.	356	107,558
Amgen, Inc.	4,028	833,675
Analog Devices, Inc.	587	101,839
ANSYS, Inc.†	175	66,427
Anthem, Inc.	2,747	1,195,302
APA Corp.	656	17,194
Apple, Inc.	102,084	15,292,183
Applied Materials, Inc.	2,458	335,886
Aramark	936	34,145
Arthur J. Gallagher & Co.	1,165	195,336
Assurant, Inc.	102	16,454
AT&T, Inc.	69,974	1,767,543
Autodesk, Inc.†	443	140,701
Automatic Data Processing, Inc.	818	183,633
AvalonBay Communities, Inc.	494	116,920
Avantor, Inc.†	586	23,663
Avery Dennison Corp.	25	5,443
Axon Enterprise, Inc.†	1,065	191,657
Ball Corp.	1,149	105,110
Bank of America Corp.	20,580	983,312
Bank of New York Mellon Corp.	854	50,557
Bath & Body Works, Inc.	1,691	116,831
Baxter International, Inc.	942	74,380
Becton Dickinson & Co.	162	38,814
Berkshire Hathaway, Inc., Class B†	9,036	2,593,422
Bio-Rad Laboratories, Inc., Class A†	33	26,224
Bio-Techne Corp.	48	25,135
Biogen, Inc.†	1,409	375,752
BioMarin Pharmaceutical, Inc.†	1,510	119,637
Blackstone Mtg. Trust, Inc., Class A	3,386	111,399
Boeing Co.†	146	30,226
Booking Holdings, Inc.†	364	881,164
Booz Allen Hamilton Holding Corp.	3,098	269,092
Boston Properties, Inc.	258	29,319
Boston Scientific Corp.†	3,637	156,864
Boyd Gaming Corp.†	884	56,382
Brighthouse Financial, Inc.†	1,589	79,815
Bristol-Myers Squibb Co.	54,112	3,160,141
Brixmor Property Group, Inc.	4,114	96,432
Broadcom, Inc.	547	290,824
Broadridge Financial Solutions, Inc.	126	22,480
Brown & Brown, Inc.	1,839	116,059
Bruker Corp.	128	10,278
Burlington Stores, Inc.†	148	40,891
C.H. Robinson Worldwide, Inc.	726	70,415
Cadence Design Systems, Inc.†	413	71,494
Caesars Entertainment, Inc.†	533	58,342
Camden Property Trust	199	32,457
Campbell Soup Co.	2,451	97,917
Capital One Financial Corp.	11,438	1,727,481
Carrier Global Corp.	1,932	100,908
Carter’s, Inc.	434	42,758
Catalent, Inc.†	939	129,451
Caterpillar, Inc.	2,438	497,376
CBRE Group, Inc., Class A†	4,167	433,701
Centene Corp.†	1,219	86,842
CenterPoint Energy, Inc.	1,585	41,273
Ceridian HCM Holding, Inc.†	333	41,708
Charles River Laboratories International, Inc.†	47	21,088
Charles Schwab Corp.	2,179	178,743

Charter Communications, Inc., Class A†	797	537,887
Chegg, Inc.†	402	23,895
Chesapeake Energy Corp.	465	29,639
Chevron Corp.	5,030	575,885
Chewy, Inc., Class A†	1,048	79,438
Chipotle Mexican Grill, Inc.†	81	144,101
Cigna Corp.	6,286	1,342,752
Cincinnati Financial Corp.	701	85,129
Cintas Corp.	198	85,754
Cisco Systems, Inc.	8,784	491,640
Citigroup, Inc.	16,019	1,107,874
Citrix Systems, Inc.	72	6,821
CME Group, Inc.	442	97,483
CMS Energy Corp.	10,651	642,788
Cognizant Technology Solutions Corp., Class A	938	73,248
Colgate-Palmolive Co.	8,287	631,387
Comcast Corp., Class A	27,740	1,426,668
Comerica, Inc.	233	19,826
ConocoPhillips	2,698	200,974
Consolidated Edison, Inc.	4,998	376,849
Continental Resources, Inc.	1,794	87,565
Copart, Inc.†	799	124,077
Corteva, Inc.	520	22,438
CoStar Group, Inc.†	352	30,290
Costco Wholesale Corp.	625	307,213
Coterra Energy, Inc.	24,673	526,028
Crown Castle International Corp.	6,285	1,133,186
Crown Holdings, Inc.	181	18,822
CSX Corp.	4,416	159,727
Cummins, Inc.	1,706	409,167
CVS Health Corp.	7,941	708,973
D.R. Horton, Inc.	2,129	190,056
Danaher Corp.	959	298,987
Darden Restaurants, Inc.	433	62,413
Deere & Co.	4,463	1,527,730
Delta Air Lines, Inc.†	3,063	119,855
Devon Energy Corp.	14,826	594,226
DexCom, Inc.†	68	42,378
Diamondback Energy, Inc.	1,226	131,415
Dick’s Sporting Goods, Inc.	117	14,533
Digital Realty Trust, Inc.	475	74,960
Discover Financial Services	550	62,326
Discovery, Inc., Class A†	245	5,743
Discovery, Inc., Class C†	557	12,566
Dollar General Corp.	1,284	284,432
Dollar Tree, Inc.†	1,746	188,149
Dominion Energy, Inc.	3,073	233,333
Domino’s Pizza, Inc.	158	77,257
DoorDash, Inc., Class A†	609	118,633
Douglas Emmett, Inc.	301	9,837
Dow, Inc.	297	16,623
DraftKings, Inc., Class A†	402	18,729
DTE Energy Co.	16,466	1,866,421
Duke Energy Corp.	16,012	1,633,384
Duke Realty Corp.	590	33,182
DuPont de Nemours, Inc.	432	30,067
DXC Technology Co.†	437	14,233
Dynatrace, Inc.†	399	29,925
East West Bancorp, Inc.	257	20,426
Eastman Chemical Co.	659	68,556
eBay, Inc.	2,710	207,911
Ecolab, Inc.	407	90,444
Edison International	1,975	124,287
Edwards Lifesciences Corp.†	490	58,712
Elanco Animal Health, Inc.†	2,176	71,547
Electronic Arts, Inc.	770	107,993
Eli Lilly & Co.	5,062	1,289,595
Enphase Energy, Inc.†	222	51,422
Entergy Corp.	2,736	281,863
EOG Resources, Inc.	12,757	1,179,512
EPAM Systems, Inc.†	20	13,465
Equifax, Inc.	3,313	919,126
Equinix, Inc.	169	141,465
Equitable Holdings, Inc.	2,590	86,765
Equity Residential	4,790	413,856
Erie Indemnity Co., Class A	287	59,067
Essential Utilities, Inc.	231	10,873
Essex Property Trust, Inc.	102	34,673
Estee Lauder Cos., Inc., Class A	1,540	499,468
Etsy, Inc.†	1,219	305,591
Evergy, Inc.	3,967	252,896
Eversource Energy	1,267	107,568
Exelon Corp.	4,461	237,281
Expedia Group, Inc.†	2,145	352,659
Expeditors International of Washington, Inc.	3,503	431,780
Extra Space Storage, Inc.	215	42,435
Exxon Mobil Corp.	7,304	470,889
FactSet Research Systems, Inc.	217	96,324
Fastenal Co.	1,235	70,494
Federal Realty Investment Trust	122	14,683
FedEx Corp.	382	89,972
Fidelity National Financial, Inc.	4,935	236,436
Fidelity National Information Services, Inc.	17,833	1,974,826
Fifth Third Bancorp	382	16,628
First Horizon Corp.	3,767	63,926
First Republic Bank	172	37,209
FirstEnergy Corp.	4,146	159,745
Fiserv, Inc.†	927	91,300
FleetCor Technologies, Inc.†	137	33,895
Ford Motor Co.†	8,738	149,245
Fortinet, Inc.†	668	224,675
Fortune Brands Home & Security, Inc.	196	19,874
Fox Corp., Class A	2,761	109,722
Gap, Inc.	374	8,486
Gartner, Inc.†	1,443	478,946
General Dynamics Corp.	151	30,615
General Motors Co.†	1,954	106,356
Genuine Parts Co.	11,239	1,473,545
Gilead Sciences, Inc.	8,581	556,735
Global Payments, Inc.	443	63,345
Globe Life, Inc.	273	24,302
Goldman Sachs Group, Inc.	511	211,222
H&R Block, Inc.	1,716	39,588
Halliburton Co.	986	24,640

Hanesbrands, Inc.	606	10,326
Hartford Financial Services Group, Inc.	2,396	174,740
Hasbro, Inc.	1,016	97,292
Healthpeak Properties, Inc.	617	21,910
HEICO Corp., Class A	133	16,715
Hess Corp.	744	61,432
Hewlett Packard Enterprise Co.	10,065	147,452
Highwoods Properties, Inc.	302	13,542
Hilton Worldwide Holdings, Inc.†	611	87,953
Home Depot, Inc.	1,399	520,064
Honeywell International, Inc.	10,466	2,288,077
Host Hotels & Resorts, Inc.†	872	14,676
HP, Inc.	882	26,751
HubSpot, Inc.†	24	19,446
Humana, Inc.	258	119,495
Huntington Bancshares, Inc.	848	13,348
Hyatt Hotels Corp., Class A†	156	13,291
IDEXX Laboratories, Inc.†	2,556	1,702,654
Illinois Tool Works, Inc.	118	26,889
Illumina, Inc.†	271	112,481
Incyte Corp.†	243	16,276
Intel Corp.	36,829	1,804,621
Interactive Brokers Group, Inc., Class A	3,425	242,661
Intercontinental Exchange, Inc.	915	126,691
International Business Machines Corp.	1,586	198,409
International Flavors & Fragrances, Inc.	430	63,404
Interpublic Group of Cos., Inc.	707	25,855
Intuit, Inc.	5,298	3,316,495
Intuitive Surgical, Inc.†	361	130,368
Invitation Homes, Inc.	403	16,624
IQVIA Holdings, Inc.†	336	87,837
Iron Mountain, Inc.	1,083	49,428
Jackson Financial, Inc., Class A†	89	2,409
Jacobs Engineering Group, Inc.	269	37,773
JB Hunt Transport Services, Inc.	154	30,367
Johnson & Johnson	29,541	4,811,638
JPMorgan Chase & Co.	20,213	3,433,987
Juniper Networks, Inc.	4,199	123,954
Kansas City Southern	345	107,036
KeyCorp	213	4,957
Kimco Realty Corp.	2,439	55,121
Kinder Morgan, Inc.	37,538	628,762
KLA Corp.	88	32,803
Knight-Swift Transportation Holdings, Inc.	461	26,134
Kohl’s Corp.	7,526	365,237
Laboratory Corp. of America Holdings†	2,528	725,587
Lam Research Corp.	223	125,676
Las Vegas Sands Corp.†	352	13,661
Leggett & Platt, Inc.	231	10,822
Leidos Holdings, Inc.	213	21,296
Lennar Corp., Class A	1,833	183,172
Lennox International, Inc.	369	110,434
Levi Strauss & Co., Class A	2,618	68,539
Lincoln National Corp.	636	45,887
Live Nation Entertainment, Inc.†	292	29,536
LKQ Corp.†	2,504	137,920
Lockheed Martin Corp.	6,694	2,224,550
Loews Corp.	1,511	84,722
Lowe’s Cos., Inc.	747	174,664
Lululemon Athletica, Inc.†	640	298,246
Lumentum Holdings, Inc.†	140	11,561
Lyft, Inc., Class A†	1,141	52,338
M&T Bank Corp.	987	145,207
Manhattan Associates, Inc.†	918	166,654
ManpowerGroup, Inc.	110	10,632
Marathon Oil Corp.	1,369	22,342
Marathon Petroleum Corp.	1,099	72,457
Markel Corp.†	45	59,091
MarketAxess Holdings, Inc.	7	2,861
Marriott International, Inc., Class A†	595	95,212
Marsh & McLennan Cos., Inc.	3,617	603,316
Masco Corp.	2,325	152,404
MasTec, Inc.†	1,250	111,413
Mastercard, Inc., Class A	1,939	650,573
Match Group, Inc.†	519	78,255
McDonald’s Corp.	1,851	454,513
McKesson Corp.	180	37,418
Medical Properties Trust, Inc.	7,055	150,483
MercadoLibre, Inc.†	62	91,823
Merck & Co., Inc.	9,511	837,444
Meta Platforms, Inc.†	8,225	2,661,363
MetLife, Inc.	41,590	2,611,852
Mettler-Toledo International, Inc.†	326	482,767
MGM Resorts International	899	42,397
Microchip Technology, Inc.	776	57,494
Micron Technology, Inc.	810	55,971
Microsoft Corp.	42,456	14,079,259
Mid-America Apartment Communities, Inc.	177	36,145
Moderna, Inc.†	1,596	550,955
Molson Coors Beverage Co., Class B	383	16,886
MongoDB, Inc.†	27	14,075
Monolithic Power Systems, Inc.	904	475,016
Moody’s Corp.	620	250,573
Morgan Stanley	2,359	242,458
Motorola Solutions, Inc.	116	28,836
MSCI, Inc.	113	75,131
Nasdaq, Inc.	106	22,246
National Vision Holdings, Inc.†	147	9,061
NetApp, Inc.	1,346	120,198
Netflix, Inc.†	1,136	784,192
New York Community Bancorp, Inc.	27,526	342,148
News Corp., Class A	570	13,053
News Corp., Class B	210	4,738
Nexstar Media Group, Inc., Class A	360	53,975
NextEra Energy, Inc.	13,168	1,123,625
NIKE, Inc., Class B	5,441	910,225
NiSource, Inc.	9,988	246,404
Norfolk Southern Corp.	660	193,413
Northern Trust Corp.	174	21,409
Northrop Grumman Corp.	907	323,999
NortonLifeLock, Inc.	1,182	30,082
NOV, Inc.†	3,310	46,406

Novavax, Inc.†	35	5,209
NRG Energy, Inc.	1,851	73,836
NVIDIA Corp.	14,288	3,653,013
NVR, Inc.†	23	112,580
O’Reilly Automotive, Inc.†	808	502,835
Occidental Petroleum Corp.	2,805	94,052
OGE Energy Corp.	2,068	70,457
Okta, Inc.†	4,105	1,014,674
Old Dominion Freight Line, Inc.	183	62,467
Omnicom Group, Inc.	283	19,267
OneMain Holdings, Inc.	1,621	85,605
ONEOK, Inc.	769	48,924
Oracle Corp.	2,796	268,248
Organon & Co.	440	16,170
Otis Worldwide Corp.	7,072	567,952
Palantir Technologies, Inc.†	384	9,938
Park Hotels & Resorts, Inc.†	726	13,453
Parker-Hannifin Corp.	105	31,142
Paychex, Inc.	12,100	1,491,688
Paycom Software, Inc.†	80	43,828
Paylocity Holding Corp.†	108	32,955
PayPal Holdings, Inc.†	2,076	482,857
Peloton Interactive, Inc., Class A†	1,958	179,040
Penn National Gaming, Inc.†	272	19,475
Penske Automotive Group, Inc.	234	24,816
People’s United Financial, Inc.	743	12,735
PerkinElmer, Inc.	199	35,201
Pfizer, Inc.	29,485	1,289,674
PG&E Corp.†	8,048	93,357
Philip Morris International, Inc.	145	13,708
Phillips 66	755	56,459
Pinnacle West Capital Corp.	657	42,370
Pinterest, Inc., Class A†	174	7,767
Pioneer Natural Resources Co.	506	94,612
PNC Financial Services Group, Inc.	865	182,541
Pool Corp.	327	168,457
PPG Industries, Inc.	339	54,433
PPL Corp.	4,251	122,429
Principal Financial Group, Inc.	827	55,483
Procter & Gamble Co.	1,522	217,631
Progressive Corp.	2,640	250,483
Prologis, Inc.	3,050	442,128
Prudential Financial, Inc.	1,139	125,347
PTC, Inc.†	166	21,140
Public Service Enterprise Group, Inc.	2,959	188,784
Public Storage	259	86,035
PulteGroup, Inc.	2,211	106,305
Pure Storage, Inc., Class A†	2,330	62,584
PVH Corp.	124	13,557
QUALCOMM, Inc.	793	105,501
Quanta Services, Inc.	242	29,350
Radian Group, Inc.	596	14,227
Ralph Lauren Corp.	5,924	753,355
Raymond James Financial, Inc.	169	16,662
Raytheon Technologies Corp.	91	8,086
Realty Income Corp.	563	40,215
Red Rock Resorts, Inc., Class A†	444	24,158
Regency Centers Corp.	343	24,151
Regeneron Pharmaceuticals, Inc.†	353	225,899
Regions Financial Corp.	11,781	278,974
Reinsurance Group of America, Inc.	462	54,553
Reliance Steel & Aluminum Co.	72	10,524
Republic Services, Inc.	1,069	143,887
ResMed, Inc.	54	14,197
Robert Half International, Inc.	247	27,928
Roku, Inc.†	1,956	596,384
Rollins, Inc.	775	27,303
Ross Stores, Inc.	1,172	132,670
Ryder System, Inc.	5,918	502,734
S&P Global, Inc.	4,002	1,897,588
salesforce.com, Inc.†	4,790	1,435,515
SBA Communications Corp.	4,897	1,691,081
Seagen, Inc.†	42	7,406
Sempra Energy	919	117,292
Service Corp. International	9,877	676,476
ServiceNow, Inc.†	3,879	2,706,611
Sherwin-Williams Co.	322	101,948
Signature Bank	884	263,273
Simon Property Group, Inc.	4,588	672,509
Sirius XM Holdings, Inc.	63,368	385,911
SiteOne Landscape Supply, Inc.†	124	29,135
Skechers U.S.A., Inc., Class A†	5,521	255,125
SL Green Realty Corp.	207	14,505
SLM Corp.	1,189	21,818
Snap, Inc., Class A†	265	13,934
Snap-on, Inc.	2,245	456,251
Snowflake, Inc., Class A†	38	13,446
SolarEdge Technologies, Inc.†	59	20,926
Southern Co.	44,240	2,757,037
Southwest Airlines Co.†	3,086	145,906
Square, Inc., Class A†	96	24,432
Stanley Black & Decker, Inc.	47	8,447
Starbucks Corp.	5,692	603,750
State Street Corp.	381	37,548
Steel Dynamics, Inc.	435	28,745
Stifel Financial Corp.	2,112	153,901
Stitch Fix, Inc., Class A†	703	24,324
STORE Capital Corp.	361	12,393
Stryker Corp.	1,750	465,623
Sun Communities, Inc.	974	190,885
SVB Financial Group†	60	43,044
Switch, Inc., Class A	571	14,435
Synchrony Financial	1,531	71,115
Synopsys, Inc.†	228	75,965
Synovus Financial Corp.	557	25,951
Sysco Corp.	709	54,522
T. Rowe Price Group, Inc.	2,087	452,629
Take-Two Interactive Software, Inc.†	105	19,005
Tapestry, Inc.	12,328	480,545
Target Corp.	2,223	577,135
Teradata Corp.†	235	13,292
Tesla, Inc.†	4,711	5,248,054
Texas Instruments, Inc.	1,824	341,964
Texas Pacific Land Corp.	8	10,189
Thermo Fisher Scientific, Inc.	699	442,516
TJX Cos., Inc.	14,602	956,285
Tractor Supply Co.	759	164,832
TransUnion	310	35,740

Travel & Leisure Co.	502	27,279
Travelers Cos., Inc.	15,761	2,535,630
TripAdvisor, Inc.†	1,002	33,036
Truist Financial Corp.	9,032	573,261
Twilio, Inc., Class A†	31	9,032
Twitter, Inc.†	1,582	84,700
Tyler Technologies, Inc.†	43	23,358
Uber Technologies, Inc.†	684	29,973
UDR, Inc.	335	18,603
UGI Corp.	10,107	438,745
Ulta Beauty, Inc.†	413	151,720
Under Armour, Inc., Class A†	328	7,203
Under Armour, Inc., Class C†	362	6,835
Union Pacific Corp.	2,046	493,904
United Airlines Holdings, Inc.†	562	25,931
United Parcel Service, Inc., Class B	1,503	320,845
United Rentals, Inc.†	212	80,371
United Therapeutics Corp.†	150	28,614
UnitedHealth Group, Inc.	4,156	1,913,713
US Bancorp	13,862	836,849
Vail Resorts, Inc.	47	16,201
Valero Energy Corp.	1,454	112,438
Ventas, Inc.	523	27,913
VeriSign, Inc.†	46	10,243
Verisk Analytics, Inc.	302	63,502
Vertex Pharmaceuticals, Inc.†	667	123,348
VF Corp.	3,232	235,548
ViacomCBS, Inc., Class B	2,116	76,642
Viatris, Inc.	6,464	86,294
VICI Properties, Inc.	6,090	178,742
Visa, Inc., Class A	16,611	3,517,711
Vistra Corp.	3,162	61,944
VMware, Inc., Class A	2,036	308,861
Voya Financial, Inc.	12,282	856,915
Walgreens Boots Alliance, Inc.	1,044	49,089
Walmart, Inc.	20,006	2,989,297
Walt Disney Co.†	3,554	600,875
Waste Management, Inc.	847	135,715
Waters Corp.†	96	35,285
Wayfair, Inc., Class A†	275	68,503
WEC Energy Group, Inc.	1,172	105,550
Wells Fargo & Co.	27,175	1,390,273
Welltower, Inc.	698	56,119
Wendy’s Co.	1,746	38,936
West Pharmaceutical Services, Inc.	31	13,326
Western Alliance Bancorp	458	53,169
Western Digital Corp.†	645	33,727
WestRock Co.	679	32,660
Weyerhaeuser Co.	1,482	52,937
Williams Cos., Inc.	4,931	138,512
Wintrust Financial Corp.	1,806	159,831
Workday, Inc., Class A†	4,931	1,429,891
WR Berkley Corp.	1,131	90,028
WW Grainger, Inc.	110	50,942
Wynn Resorts, Ltd.†	236	21,193
Xcel Energy, Inc.	1,924	124,271
Xerox Holdings Corp.	3,171	56,444
Xilinx, Inc.	205	36,900
XPO Logistics, Inc.†	4,589	393,736
Xylem, Inc.	69	9,011
Yum! Brands, Inc.	900	112,446
Zebra Technologies Corp., Class A†	12	6,407
Zions Bancorp NA	281	17,700
Zoetis, Inc.	1,721	372,080

		218,487,484

Total Common Stocks (cost $370,817,137)		395,473,486

U.S. GOVERNMENT TREASURIES — 44.2%
United States Treasury Notes
0.63% due 05/15/2030	$32,500,000	30,214,844
0.63% due 08/15/2030	49,500,000	45,897,715
0.88% due 11/15/2030	50,750,000	47,976,592
1.13% due 02/15/2031	40,000,000	38,600,000
1.25% due 08/15/2031	30,000,000	29,170,312
1.50% due 02/15/2030	33,122,700	33,173,160
1.63% due 08/15/2029	18,967,800	19,195,265
1.63% due 05/15/2031	48,000,000	48,360,000
1.75% due 11/15/2029	17,934,000	18,329,809
2.38% due 05/15/2029	22,308,800	23,749,286
2.63% due 02/15/2029	27,503,400	29,725,159
3.13% due 11/15/2028	17,902,900	19,920,473

Total U.S. Government Treasuries (cost $386,251,197)		384,312,615

OPTIONS - PURCHASED — 0.3%
Exchanged-Traded Put Options -Purchased(2) (cost $4,640,986)	915	2,717,550

WARRANTS — 0.0%
Occidental Petroleum Corp.† Expire 08/03/2027	234	3,520
Cie Financiere Richemont SA† Expires 11/22/2023	1,210	872

Total Warrants (cost $1,155)		4,392

Total Long-Term Investment Securities (cost $761,710,475)		782,508,043

SHORT-TERM INVESTMENT SECURITIES — 6.7%
Registered Investment Companies — 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(3)	12,008,251	12,008,251

U.S. Government Treasuries — 5.3%
United States Treasury Bills
0.04% due 11/04/2021	$7,000,000	6,999,984
0.04% due 03/17/2022	8,000,000	7,998,262
0.05% due 12/02/2021	7,000,000	6,999,637
0.05% due 01/13/2022	8,000,000	7,999,024
0.05% due 02/03/2022	8,000,000	7,998,696
0.05% due 04/21/2022	8,000,000	7,997,625

		45,993,228

Total Short-Term Investment Securities (cost $58,003,366)		58,001,479

TOTAL INVESTMENTS (cost $819,713,841)	96.7%	840,509,522
Other assets less liabilities	3.3	29,057,265

NET ASSETS	100.0%	$869,566,787

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $2,519,424 representing 0.3 % of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Options — Purchased

Exchanged - Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 10/31/2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2022	$3,500	915	$421,392,270	$4,640,986	$2,717,550	$(1,923,436)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of October 31, 2021

ADR — American Depositary Receipt

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Long	FTSE 100 Index	December 2021	$2,868,983	$2,965,923	$96,940
108	Long	FTSE/MIB Index	December 2021	15,975,425	16,696,545	721,120
156	Long	IBEX 35 Index	November 2021	15,990,551	16,312,471	321,920
273	Long	S&P 500 E-Mini Index	December 2021	60,624,697	62,749,050	2,124,353

						$3,264,333

						Unrealized Depreciation

548	Long	MSCI EAFE Index	December 2021	$64,712,013	$64,105,040	$(606,973)
63	Short	S&P 500 E-Mini Index	December 2021	14,121,102	14,480,550	(359,448)
18	Long	TOPIX Index	December 2021	3,189,644	3,146,743	(42,901)
80	Short	U.S. Ultra Bonds	December 2021	15,697,398	15,712,500	(15,102)

						$(1,024,424)

Net Unrealized Appreciation (Depreciation)						$2,239,909

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	USD	80,949	SGD	109,000	12/15/2021	$—	$(134)

Deutsche Bank AG	AUD	15,537,106	USD	11,454,319	12/15/2021	—	(235,420)
	NOK	98,000	USD	11,233	12/15/2021	—	(364)
	USD	364,728	GBP	265,000	12/15/2021	—	(2,008)

						—	(237,792)

JPMorgan Chase Bank	CAD	99	USD	78	12/15/2021	—	(2)
	JPY	1,060,599,039	USD	9,620,181	12/15/2021	310,289	—
	SEK	2,966,000	USD	337,792	12/15/2021	—	(7,777)
	USD	28,758,382	EUR	24,290,436	12/15/2021	—	(649,539)
	USD	428,822	SEK	3,697,000	12/15/2021	1,916	—

						312,205	(657,318)

Morgan Stanley and Co.	CAD	38,001	USD	29,953	12/15/2021	—	(754)
	CHF	335,000	USD	364,195	12/15/2021	—	(2,151)
	EUR	9,544,735	USD	11,303,924	12/15/2021	258,776	—
	JPY	213,052,619	USD	1,933,916	12/15/2021	63,750	—

						322,526	(2,905)

UBS AG	EUR	270,000	USD	320,029	12/15/2021	7,585	—
	USD	342,002	AUD	464,000	12/15/2021	7,100	—
	USD	475,670	CHF	442,000	12/15/2021	7,688	—
	USD	328,481	JPY	36,013,000	12/15/2021	—	(12,360)
	USD	54,581	NZD	77,000	12/15/2021	562	—

						22,935	(12,360)

Net Unrealized Appreciation/(Depreciation)						$657,666	$(910,509)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Bristish Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
United States Treasury Notes	44.2%
U.S. Government Treasuries	5.3
Medical-Drugs	3.3
Applications Software	2.3
Computers	1.8
Web Portals/ISP	1.4
Registered Investment Companies	1.4
Banks-Commercial	1.3
Diversified Banking Institutions	1.3
Electric-Integrated	1.2
Auto-Cars/Light Trucks	1.2
Oil Companies-Integrated	1.1
E-Commerce/Products	1.0
Cosmetics & Toiletries	1.0
Enterprise Software/Service	0.9
Electronic Components-Semiconductors	0.9
Real Estate Investment Trusts	0.8
Insurance-Property/Casualty	0.8
Finance-Credit Card	0.8
Tobacco	0.8
Machinery-General Industrial	0.8
Semiconductor Equipment	0.7
Apparel Manufacturers	0.7
Diversified Manufacturing Operations	0.7
Insurance-Multi-line	0.6
Commercial Services-Finance	0.6
Medical Products	0.6
Internet Content-Entertainment	0.6
Medical-Biomedical/Gene	0.6
Retail-Discount	0.6
Industrial Automated/Robotic	0.6
Insurance-Life/Health	0.5
Telephone-Integrated	0.5
Medical-HMO	0.5
Transport-Services	0.5
Building & Construction Products-Misc.	0.5
Aerospace/Defense	0.5
Chemicals-Diversified	0.4
Data Processing/Management	0.4
Human Resources	0.4
Oil Companies-Exploration & Production	0.4
Networking Products	0.4
Instruments-Controls	0.4
Cable/Satellite TV	0.4
Options Purchased	0.3
E-Commerce/Services	0.3
Banks-Super Regional	0.3
Food-Misc./Diversified	0.3
Electronic Measurement Instruments	0.3
Beverages-Wine/Spirits	0.3
Pharmacy Services	0.3
Retail-Auto Parts	0.3
Retail-Apparel/Shoe	0.2
Computer Services	0.2
Chemicals-Specialty	0.2
Textile-Apparel	0.2
Electronic Forms	0.2
Insurance Brokers	0.2
Commercial Services	0.2
Medical Instruments	0.2
Diagnostic Kits	0.2
Machinery-Farming	0.2
Power Converter/Supply Equipment	0.2
Athletic Footwear	0.2
Investment Management/Advisor Services	0.2
Distribution/Wholesale	0.2
Rubber-Tires	0.2
Retail-Restaurants	0.2
Electronic Security Devices	0.2
Transport-Marine	0.2
Real Estate Management/Services	0.2
Retail-Building Products	0.2
Machine Tools & Related Products	0.2
Food-Retail	0.1
Electronic Components-Misc.	0.1
Building Products-Air & Heating	0.1
Medical Labs & Testing Services	0.1
Oil-Field Services	0.1
Metal-Aluminum	0.1
Electric-Generation	0.1
Transport-Rail	0.1
Internet Application Software	0.1
Retail-Major Department Stores	0.1
Diagnostic Equipment	0.1
Investment Companies	0.1
Metal-Diversified	0.1
Import/Export	0.1
Auto/Truck Parts & Equipment-Original	0.1
Insurance-Reinsurance	0.1
Multimedia	0.1
Consulting Services	0.1
Pipelines	0.1
Gas-Distribution	0.1
Electric Products-Misc.	0.1
Medical-Generic Drugs	0.1
Funeral Services & Related Items	0.1
Brewery	0.1
Office Automation & Equipment	0.1
Electric-Distribution	0.1
Soap & Cleaning Preparation	0.1
Machinery-Construction & Mining	0.1
Food-Catering	0.1
Lighting Products & Systems	0.1
Transport-Truck	0.1
Casino Services	0.1
Auto-Heavy Duty Trucks	0.1
Tools-Hand Held	0.1
Paper & Related Products	0.1
Diversified Minerals	0.1
Cellular Telecom	0.1
Publishing-Periodicals	0.1
Respiratory Products	0.1
Finance-Auto Loans	0.1
Retail-Regional Department Stores	0.1
Savings & Loans/Thrifts	0.1
Software Tools	0.1
Photo Equipment & Supplies	0.1

96.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$6,691,667	$147,925	$—	$6,839,592
United Kingdom	22,618,535	—	0	22,618,535
Other Countries	366,015,359	—	—	366,015,359
U.S. Government Treasuries	—	384,312,615	—	384,312,615
Options-Purchased	2,717,550	—	—	2,717,550
Warrants	4,392	—	—	4,392
Short-Term Investment Securities:
Registered Investment Companies	12,008,251	—	—	12,008,251
U.S. Government Treasuries	—	45,993,228	—	45,993,228

Total Investments at Value	$410,055,754	$430,453,768	$0	$840,509,522

Other Financial Instruments:+
Futures Contracts	$3,264,333	$—	$—	$3,264,333
Forward Foreign Currency Contracts	—	657,666	—	657,666

Total Other Financial Instruments	$3,264,333	$657,666	$—	$3,921,999

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,024,424	$—	$—	$1,024,424
Forward Foreign Currency Contracts	—	910,509	—	910,509

Total Other Financial Instruments	$1,024,424	$910,509	$—	$1,934,933

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.4%
Applications Software — 5.0%
Cerence, Inc.†	29,554	$3,107,012
Microsoft Corp.	26,000	8,622,120

		11,729,132

Cable/Satellite TV — 1.2%
Comcast Corp., Class A	21,100	1,085,173
Shaw Communications, Inc., Class B	58,900	1,696,183

		2,781,356

Cellular Telecom — 0.0%
T-Mobile US, Inc.†	600	69,018

Commercial Services-Finance — 0.0%
Global Payments, Inc.	100	14,299

Computer Aided Design — 3.5%
Synopsys, Inc.†	24,812	8,266,862

Computer Data Security — 3.3%
CyberArk Software, Ltd.†	4,700	846,517
Fortinet, Inc.†	13,508	4,543,280
McAfee Corp., Class A	80,443	1,719,067
Tenable Holdings, Inc.†	11,091	590,596

		7,699,460

Computer Services — 0.9%
DXC Technology Co.†	28,700	934,759
Thoughtworks Holding, Inc.†	44,352	1,281,329

		2,216,088

Computer Software — 3.6%
Dropbox, Inc., Class A†	176,082	5,368,740
Splunk, Inc.†	3,000	494,460
Xperi Holding Corp.	140,389	2,515,771

		8,378,971

Computers — 7.6%
Apple, Inc.	76,612	11,476,478
Dell Technologies, Inc., Class C†	26,793	2,946,962
HP, Inc.	115,041	3,489,193

		17,912,633

Computers-Memory Devices — 3.7%
NetApp, Inc.	47,300	4,223,890
Western Digital Corp.†	84,818	4,435,133

		8,659,023

Computers-Other — 1.0%
Lumentum Holdings, Inc.†	29,025	2,396,884

Data Processing/Management — 1.6%
Fidelity National Information Services, Inc.	15,100	1,672,174
Fiserv, Inc.†	21,101	2,078,237

		3,750,411

E-Commerce/Products — 2.5%
eBay, Inc.	77,116	5,916,340

Educational Software — 0.1%
PowerSchool Holdings, Inc., Class A†	13,447	310,760

Electronic Components-Misc. — 1.3%
Advanced Energy Industries, Inc.	31,968	2,935,302

Electronic Components-Semiconductors — 15.7%
Broadcom, Inc.	16,821	8,943,221
Intel Corp.	30,729	1,505,721
Marvell Technology, Inc.	98,892	6,774,102
Microchip Technology, Inc.	6,800	503,812
Micron Technology, Inc.	59,344	4,100,670
Qorvo, Inc.†	11,125	1,871,559
Rambus, Inc.†	44,900	1,044,823
SMART Global Holdings, Inc.†	33,050	1,766,853
SUMCO Corp.	20,300	385,428
Synaptics, Inc.†	50,717	9,868,007

		36,764,196

Enterprise Software/Service — 2.9%
Cognyte Software, Ltd.†	13,195	262,713
Intapp, Inc.†	8,546	230,742
Oracle Corp.	23,900	2,292,966
SailPoint Technologies Holding, Inc.†	15,250	731,695
salesforce.com, Inc.†	8,583	2,572,239
Verint Systems, Inc.†	13,695	638,187

		6,728,542

Entertainment Software — 1.0%
Activision Blizzard, Inc.	31,384	2,453,915

Finance-Credit Card — 2.8%
Pagseguro Digital, Ltd., Class A†	36,530	1,322,386
Visa, Inc., Class A	24,375	5,161,894

		6,484,280

Internet Application Software — 0.2%
Zendesk, Inc.†	4,000	407,200

Internet Content-Entertainment — 0.2%
Twitter, Inc.†	9,200	492,568

Internet Infrastructure Software — 1.5%
F5 Networks, Inc.†	16,685	3,523,038

Internet Security — 3.8%
NortonLifeLock, Inc.	142,678	3,631,155
Palo Alto Networks, Inc.†	10,373	5,280,791

		8,911,946

Machinery-Electrical — 2.4%
Bloom Energy Corp., Class A†	178,940	5,593,664

Medical-Biomedical/Gene — 0.3%
Eiger BioPharmaceuticals, Inc.†	105,147	708,691

Networking Products — 2.0%
Arista Networks, Inc.†	4,140	1,696,117
Cisco Systems, Inc.	22,300	1,248,131
Telefonaktiebolaget LM Ericsson ADR	166,800	1,813,116

		4,757,364

Semiconductor Components-Integrated Circuits — 5.0%
Analog Devices, Inc.	31,333	5,435,962
NXP Semiconductors NV	16,000	3,213,760
Renesas Electronics Corp.†	243,000	2,989,129

		11,638,851

Semiconductor Equipment — 14.1%
Applied Materials, Inc.	59,621	8,147,210
Lam Research Corp.	25,432	14,332,712
Teradyne, Inc.	77,478	10,710,559

		33,190,481

Telecommunication Equipment — 1.2%
Plantronics, Inc.†	89,317	2,390,123
Viavi Solutions, Inc.†	31,300	482,020

		2,872,143

Web Hosting/Design — 1.2%
GoDaddy, Inc., Class A†	41,739	2,887,087

Web Portals/ISP — 6.8%
Alphabet, Inc., Class A†	3,575	10,585,289
Alphabet, Inc., Class C†	1,799	5,334,773

		15,920,062

Total Long-Term Investment Securities (cost $196,337,930)		226,370,567

REPURCHASE AGREEMENTS — 13.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $31,914,000 and collateralized by $33,410,300 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $32,552,345 (cost $31,914,000)	$31,914,000	31,914,000

TOTAL INVESTMENTS (cost $228,251,930)	110.0%	258,284,567
Liabilities in excess of other assets	(10.0)	(23,515,720)

NET ASSETS	100.0%	$234,768,847

†	Non-income producing security

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$226,370,567	$—	$—	$226,370,567
Repurchase Agreements	—	31,914,000	—	31,914,000

Total Investments at Value	$226,370,567	$31,914,000	$—	$258,284,567

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

FOREIGN CORPORATE BONDS & NOTES — 25.5%
Banks-Commercial — 8.0%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.00% (3 ML+0.87%) due 11/23/2021	$2,000,000	$2,000,927
Bank of Montreal FRS Senior Notes 0.20% (SOFR+0.15%) due 09/02/2022	3,750,000	3,750,020
Bank of Montreal FRS Senior Notes 0.25% (SOFR+0.20%) due 02/11/2022	1,500,000	1,500,636
Bank of Nova Scotia FRS Senior Notes 0.20% (SOFR+0.15%) due 08/19/2022	7,000,000	7,000,436
Royal Bank of Canada Senior Notes 0.20% due 10/11/2022	5,000,000	4,999,581
Swedbank AB Senior Notes 0.60% due 09/25/2023*	1,000,000	997,380
Toronto-Dominion Bank FRS Senior Notes 0.27% (SOFR+0.22%) due 06/02/2023	6,000,000	6,010,588
Toronto-Dominion Bank FRS Senior Notes 0.29% (SOFR+0.24%) due 01/06/2023	3,879,000	3,882,613
Westpac Banking Corp. FRS 0.22% (SOFR+0.17%) due 04/19/2022	1,000,000	1,000,373

		31,142,554

Banks-Export/Import — 1.2%
Swedish Export Credit Corp. FRS Senior Notes 0.23% (3 ML+0.12%) due 12/13/2021	700,000	700,110
Swedish Export Credit Corp. FRS Senior Notes 1.05% (SOFR+1.00%) due 12/19/2022	3,000,000	3,030,810
Swedish Export Credit Corp. FRS Senior Notes 1.05% (SOFR+1.00%) due 05/25/2023	1,000,000	1,013,798

		4,744,718

Banks-Special Purpose — 4.0%
Landeskreditbank Baden-Wuerttemberg Foerderbank FRS Government Guar. Notes 0.40% (SOFR+0.35%) due 03/15/2022	11,800,000	11,808,236
Nederlandse Waterschapsbank NV FRS Senior Notes 0.19% (3 ML+0.07%) due 12/15/2021*	4,000,000	4,000,425

		15,808,661

SupraNational Banks — 12.3%
African Development Bank FRS Senior Notes 0.13% (3 ML+0.01%) due 12/15/2021	4,100,000	4,100,417
Asian Development Bank FRS Senior Notes 0.13% (3 ML+0.01%) due 12/15/2021	11,500,000	11,500,461
EUROFIMA FRS Senior Notes 0.21% (3 ML+0.09%) due 11/15/2021	7,700,000	7,700,200
European Bank for Reconstruction & Development FRS Senior Notes 0.31% (SOFR+0.26%) due 08/19/2022	6,625,000	6,635,733
European Bank for Reconstruction & Development FRS Senior Notes 0.31% (SOFR+0.26%) due 03/13/2023	840,000	841,974
Inter-American Development Bank FRS Senior Notes 0.31% (SOFR+0.26%) due 09/16/2022	6,445,000	6,456,408
International Bank for Reconstruction & Development FRS Senior Notes 0.18% (SOFR+0.13%) due 01/13/2023	7,500,000	7,505,475
International Finance Corp. FRS Senior Notes 0.14% (SOFR+0.09%) due 06/30/2023	3,600,000	3,600,000

		48,340,668

Total Foreign Corporate Bonds & Notes (cost $100,014,739)		100,036,601

FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Sovereign Agency — 1.3%
Kommunalbanken AS FRS Senior Notes 0.21% (3 ML+0.08%) due 02/24/2022 (cost $5,000,612)	5,000,000	5,001,218

U.S. GOVERNMENT TREASURIES — 36.9%
United States Treasury Notes — 36.9%
United States Treasury Notes
0.13% due 08/31/2023	6,100,000	6,064,020
0.13% due 09/15/2023	37,900,000	37,655,723
0.13% due 10/15/2023	38,750,000	38,471,484
0.25% due 09/30/2023	37,900,000	37,748,992
United States Treasury Notes FRS
0.08% (3 M USBMMY+0.03%) due 04/30/2023	24,000,000	24,002,392
0.08% (3 M USBMMY+0.03%) due 07/31/2023	1,000,000	999,982

Total U.S. Government Treasuries (cost $145,074,239)		144,942,593

Total Long-Term Investment Securities (cost $250,089,590)		249,980,412

SHORT-TERM INVESTMENT SECURITIES — 38.7%
Commercial Paper — 36.1%
Bank of Montreal FRS 0.20% (SOFR+0.15%) due 09/27/2022	2,000,000	1,999,845
BNG Bank NV 0.06% due 11/05/2021*	6,000,000	5,999,924
BNG Bank NV 0.08% due 11/16/2021*	4,500,000	4,499,838
BNG Bank NV 0.10% due 01/31/2022*	500,000	499,855
Caisse des Depots et Consignations 0.14% due 01/04/2022*	750,000	749,833
Canadian Imperial Bank of Commerce 0.14% due 12/01/2021*	7,500,000	7,499,512
CDP Financial, Inc. 0.10% due 11/09/2021*	1,750,000	1,749,964
CDP Financial, Inc. 0.13% due 11/08/2021*	1,250,000	1,249,977
CDP Financial, Inc. 0.14% due 11/01/2021*	500,000	499,997
Commonwealth Bank of Australia 0.18% due 09/29/2022*	2,000,000	1,999,690
Corpoerative Centrale 0.11% due 12/08/2021	5,000,000	4,999,611
Corpoerative Centrale 0.15% due 12/08/2021	4,500,000	4,499,650
Erste Abwicklungsanstalt 0.07% due 11/05/2021*	750,000	749,988
Erste Abwicklungsanstalt 0.07% due 11/08/2021*	3,750,000	3,749,909
Erste Abwicklungsanstalt 0.07% due 11/17/2021*	3,250,000	3,249,840
Erste Abwicklungsanstalt 0.08% due 11/01/2021*	2,750,000	2,749,981
Export Development Corp. 0.06% due 11/02/2021	7,000,000	6,999,953
FMS Wertmanagement 0.10% due 11/09/2021*	2,600,000	2,599,939
FMS Wertmanagement 0.10% due 11/17/2021*	4,750,000	4,749,792
FMS Wertmanagement 0.10% due 11/24/2021*	2,700,000	2,699,830
FMS Wertmanagement 0.11% due 11/02/2021*	1,500,000	1,499,988
KFW International Finance, Inc. 0.09% due 11/02/2021*	5,500,000	5,499,963
Kingdom of Denmark 0.05% due 11/15/2021	7,000,000	6,999,802
National Australia Bank, Ltd. 0.15% due 05/06/2022*	2,000,000	2,000,000
Nordea Bank Abp 0.09% due 12/15/2021*	5,200,000	5,199,457
Oesterreichische Kontrollbank AG 0.05% due 11/03/2021	1,750,000	1,749,984
Province of Alberta, Canada 0.09% due 12/01/2021*	1,750,000	1,749,856
Province of Alberta, Canada 0.11% due 11/19/2021*	1,000,000	999,953
Province of Alberta, Canada 0.14% due 12/07/2021*	1,500,000	1,499,854
PSP Capital, Inc. 0.09% due 11/29/2021*	1,500,000	1,499,897
PSP Capital, Inc. 0.15% due 11/10/2021*	3,500,000	3,499,921
Queensland Treasury Corp. 0.09% due 01/04/2022	2,000,000	1,999,732
Queensland Treasury Corp. 0.09% due 01/28/2022	1,500,000	1,499,697
Queensland Treasury Corp. 0.10% due 01/31/2022	4,500,000	4,499,060
Sanofi 0.07% due 12/28/2021*	2,250,000	2,249,700
Skandinaviska Enskilda Banken AG 0.17% due 12/01/2021*	2,000,000	1,999,870
Skandinaviska Enskilda Banken AG 0.19% due 12/16/2021*	8,000,000	7,999,189
Svenska Handelsbanken AB 0.14% due 11/16/2021	2,250,000	2,249,921
Svenska Handelsbanken AB 0.17% due 12/03/2021	5,500,000	5,499,615
Svenska Handelsbanken AB 0.18% due 11/09/2021	3,500,000	3,499,925
Swedbank AB 0.09% due 12/16/2021	3,000,000	2,999,776
Swedbank AB 0.12% due 12/22/2021	6,000,000	5,999,478
Westpac Banking Corp. FRS 0.14% (3 ML+0.01%) due 02/07/2022*	5,000,000	5,000,015

		141,491,581

Registered Investment Companies — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	10,180,496	10,180,496

Total Short-Term Investment Securities (cost $151,669,183)		151,672,077

TOTAL INVESTMENTS (cost $401,758,773)	102.4%	401,652,489
Liabilities in excess of other assets	(2.4)	(9,338,562)

NET ASSETS	100.0%	$392,313,927

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $90,993,337 representing 23.2% of net assets.

(1)	The rate shown is the 7-day yield as of October 31, 2021.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates as of October 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD LIBOR

3 M USBMMY — 3 Month U.S. Treasury Bill Money Market Yield

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$100,036,601	$—	$100,036,601
Foreign Government Obligations	—	5,001,218	—	5,001,218
U.S. Government Treasuries	—	144,942,593	—	144,942,593
Short-Term Investment Securities:
Commercial Paper	—	141,491,581	—	141,491,581
Registered Investment Companies	10,180,496	—	—	10,180,496

Total Investments at Value	$10,180,496	$391,471,993	$—	$401,652,489

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)

COMMON STOCKS — 85.7%
Bermuda — 0.4%
Beijing Enterprises Water Group, Ltd.	46,000	$17,559
Brilliance China Automotive Holdings, Ltd.(1)†	36,000	24,068
China Gas Holdings, Ltd.	42,000	105,047
China Resources Gas Group, Ltd.	12,000	64,469
COSCO SHIPPING Ports, Ltd.	26,000	21,654
Credicorp, Ltd.	907	117,602
Hopson Development Holdings, Ltd.	13,200	36,052
Huabao International Holdings, Ltd.	13,000	24,428
Kunlun Energy Co., Ltd.	54,000	49,416
Nine Dragons Paper Holdings, Ltd.	25,000	31,425
Shenzhen International Holdings, Ltd.	12,000	14,482

		506,202

Brazil — 3.6%
Alpargatas SA (Preference Shares)†	1,700	11,636
AMBEV SA	64,100	192,966
Americanas SA†	4,870	25,628
Atacadao SA	2,500	7,371
B3 SA - Brasil Bolsa Balcao	85,200	179,796
Banco Bradesco SA	17,974	54,141
Banco Bradesco SA (Preference Shares)	67,469	237,895
Banco BTG Pactual SA	12,000	47,946
Banco do Brasil SA	11,000	55,548
Banco Inter SA	4,216	26,519
Banco Santander Brasil SA	5,500	33,524
BB Seguridade Participacoes SA	8,600	33,661
Bradespar SA (Preference Shares)	3,275	28,241
Braskem SA, Class A (Preference Shares)†	2,100	20,264
BRF SA†	6,300	25,931
CCR SA	13,400	27,138
Centrais Eletricas Brasileiras SA	5,600	33,567
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	20,582
Cia Energetica de Minas Gerais (Preference Shares)	11,913	27,187
Cia Siderurgica Nacional SA	9,400	37,941
Cosan SA	9,200	32,260
Energisa SA	1,500	10,530
Engie Brasil Energia SA	1,900	13,099
Equatorial Energia SA	10,000	40,540
Gerdau SA (Preference Shares)	13,900	66,251
Getnet Adquirencia e Servicos para Meios de Pagamento SA†	1,375	1,062
Hapvida Participacoes e Investimentos SA*	14,000	28,626
Hypera SA	4,200	20,882
Itau Unibanco Holding SA (Preference Shares)	66,550	274,865
Itausa SA (Preference Shares)	58,880	106,935
JBS SA	13,700	94,792
Klabin SA	8,700	35,362
Localiza Rent a Car SA	8,280	66,460
Lojas Renner SA	10,100	57,678
Magazine Luiza SA	41,000	78,530
Natura & Co. Holding SA†	11,900	82,021
Notre Dame Intermedica Participacoes SA	7,000	79,602
Petroleo Brasileiro SA	51,800	253,961
Petroleo Brasileiro SA (Preference Shares)	66,600	321,565
Raia Drogasil SA	13,200	54,378
Rede D’Or Sao Luiz SA*	5,000	52,270
Rumo SA†	17,000	48,164
Suzano SA†	10,191	88,895
Telefonica Brasil SA	4,900	39,521
TIM SA	8,900	17,693
TOTVS SA	5,600	32,506
Ultrapar Participacoes SA	9,500	21,967
Vale SA	53,300	676,284
Via S/A†	15,900	17,326
Vibra Energia SA	14,100	52,415
WEG SA	23,600	154,718
XP, Inc. BDR†	1,536	50,349

		4,098,989

British Virgin Islands — 0.0%
Mail.Ru Group, Ltd. GDR†	1,364	27,907

Cayman Islands — 19.0%
360 DigiTech, Inc. ADR†	1,035	21,124
51job, Inc. ADR†	294	17,511
AAC Technologies Holdings, Inc.	9,500	41,453
Agile Group Holdings, Ltd.	18,000	14,158
Airtac International Group	2,000	59,694
Alibaba Group Holding, Ltd. ADR†	25,291	4,171,498
ANTA Sports Products, Ltd.	15,000	234,432
Autohome, Inc. ADR	772	30,378
Baidu, Inc. ADR†	3,841	623,164
BeiGene, Ltd. ADR†	600	214,632
Bosideng International Holdings, Ltd.	42,000	32,605
Chailease Holding Co., Ltd.	17,244	164,946
China Conch Venture Holdings, Ltd.	22,500	109,890
China Feihe, Ltd.*	49,000	81,619
China Hongqiao Group, Ltd.	23,000	25,570
China Lesso Group Holdings, Ltd.	15,000	23,289
China Literature, Ltd.†*	4,200	29,231
China Medical System Holdings, Ltd.	16,000	27,268
China Mengniu Dairy Co., Ltd.	44,000	280,213
China Resources Cement Holdings, Ltd.	36,000	30,353
China Resources Land, Ltd.	46,000	179,140
China Resources Mixc Lifestyle Services, Ltd.*	7,600	40,000
Chinasoft International, Ltd.	36,000	60,243
CIFI Holdings Group Co., Ltd.	50,000	27,762
Country Garden Holdings Co., Ltd.	113,000	106,167
Country Garden Services Holdings Co., Ltd.	20,689	160,875
Dali Foods Group Co., Ltd.*	27,500	15,304
Daqo New Energy Corp. ADR†	750	58,342
ENN Energy Holdings, Ltd.	11,100	192,169
GDS Holdings, Ltd. ADR†	1,222	72,587
Geely Automobile Holdings, Ltd.	82,000	285,084
Haidilao International Holding, Ltd.*	11,000	30,821
Haitian International Holdings, Ltd.	9,000	26,374
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	35,741
Hello Group, Inc. ADR	1,846	22,983
Hengan International Group Co., Ltd.	9,000	47,021

Huazhu Group, Ltd. ADR†	2,224	103,105
Innovent Biologics, Inc.†*	16,000	143,538
iQIYI, Inc. ADR†	3,642	30,156
JD Health International, Inc.†*	4,650	41,178
JD.com, Inc. ADR†	12,077	945,388
JOYY, Inc. ADR	750	37,792
KE Holdings, Inc. ADR†	4,700	85,634
Kingboard Holdings, Ltd.	10,500	45,951
Kingboard Laminates Holdings, Ltd.	16,000	25,088
Kingdee International Software Group Co., Ltd.†	34,000	112,306
Kingsoft Cloud Holdings, Ltd. ADR†	700	16,079
Kingsoft Corp., Ltd.	12,000	51,590
Kuaishou Technology†*	3,500	46,559
KWG Group Holdings, Ltd.	18,500	16,169
Lee & Man Paper Manufacturing, Ltd.	18,000	13,511
Li Ning Co., Ltd.	30,000	333,526
Longfor Group Holdings, Ltd.*	26,000	126,316
Meituan, Class B†*	54,700	1,895,395
Microport Scientific Corp.	10,000	47,169
Minth Group, Ltd.	10,000	39,972
NetEase, Inc. ADR	5,470	533,817
New Oriental Education & Technology Group, Inc. ADR†	21,360	43,788
NIO, Inc. ADR†	18,429	726,287
Noah Holdings, Ltd. ADR†	401	17,047
Pinduoduo, Inc. ADR†	5,905	525,073
Ping An Healthcare and Technology Co., Ltd.†*	7,000	34,053
Seazen Group, Ltd.	28,000	22,204
Shenzhou International Group Holdings, Ltd.	11,700	252,331
Shimao Property Holdings, Ltd.	17,500	27,530
Silergy Corp.	1,000	164,698
Sino Biopharmaceutical, Ltd.	141,750	104,939
Smoore International Holdings, Ltd.*	24,000	115,057
Sunny Optical Technology Group Co., Ltd.	10,000	270,163
TAL Education Group ADR†	5,319	21,755
Tencent Holdings, Ltd.	78,200	4,834,419
Tencent Music Entertainment Group ADR†	8,901	69,962
Tingyi Cayman Islands Holding Corp.	26,000	48,655
Tongcheng-Elong Holdings, Ltd.†	11,200	25,076
Topsports International Holdings, Ltd.*	17,000	20,670
Trip.com Group, Ltd. ADR†	6,529	186,468
Uni-President China Holdings, Ltd.	18,000	15,361
Vinda International Holdings, Ltd.	5,000	13,784
Vipshop Holdings, Ltd. ADR†	6,113	68,221
Vnet Group, Inc. ADR†	1,208	18,941
Want Want China Holdings, Ltd.	68,000	52,701
Weibo Corp. ADR†	688	30,946
Wuxi Biologics Cayman, Inc.†*	49,000	745,659
Xinyi Solar Holdings, Ltd.	66,000	138,099
Xpeng, Inc. ADR†	5,200	242,476
Yadea Group Holdings, Ltd.*	14,000	24,112
Yihai International Holding, Ltd.	7,000	41,161
Zai Lab, Ltd. ADR†	953	99,493
Zhen Ding Technology Holding, Ltd.	7,000	24,165
Zhongsheng Group Holdings, Ltd.	8,000	72,335
ZTO Express Cayman, Inc. ADR	5,548	162,723

		21,544,232

Chile — 0.3%
Banco de Chile	582,395	50,543
Banco de Credito e Inversiones SA	637	21,451
Banco Santander Chile	824,433	36,078
Cencosud SA	17,694	25,883
Colbun SA	108,744	7,499
Empresas CMPC SA	15,604	28,791
Empresas COPEC SA	5,516	43,396
Enel Americas SA	427,218	48,577
Falabella SA	8,881	24,559
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,545	83,907

		370,684

China — 6.7%
3SBio, Inc.†*	13,000	11,896
A-Living Smart City Services Co., Ltd.*	6,000	20,127
Agricultural Bank of China, Ltd.	394,000	134,194
Air China, Ltd.†	20,000	14,112
Akeso, Inc.†*	3,000	16,811
Aluminum Corp. of China, Ltd.†	34,000	20,320
Anhui Conch Cement Co., Ltd.	17,500	87,045
Bank of China, Ltd.	1,110,000	392,327
Bank of Communications Co., Ltd.	127,000	75,575
Baozun, Inc. ADR†	720	12,456
Beijing Capital International Airport Co., Ltd.†	24,000	15,577
Bilibili, Inc. ADR†	2,235	163,826
BYD Co., Ltd.	11,000	419,330
CanSino Biologics, Inc.†*	1,000	25,757
China Cinda Asset Management Co., Ltd.	87,000	14,536
China CITIC Bank Corp., Ltd.	125,000	54,945
China Communications Services Corp., Ltd.	24,000	13,264
China Construction Bank Corp.	1,315,000	894,075
China Everbright Bank Co., Ltd.	45,000	15,847
China Galaxy Securities Co., Ltd.	39,500	22,033
China Huarong Asset Management Co., Ltd.†*(1)	88,000	11,537
China International Capital Corp., Ltd.*	18,400	45,784
China Life Insurance Co., Ltd.	102,000	177,768
China Longyuan Power Group Corp. Ltd.	45,000	105,148
China Meidong Auto Holdings, Ltd.	8,000	41,540
China Merchants Bank Co., Ltd.	56,500	476,007
China Minsheng Banking Corp., Ltd.	80,000	31,772
China Molybdenum Co, Ltd.	42,000	26,073
China National Building Material Co., Ltd.	54,000	67,877
China Pacific Insurance Group Co., Ltd.	39,000	120,301
China Petroleum & Chemical Corp.	342,000	167,912

China Railway Group, Ltd.	43,000	21,057
China Shenhua Energy Co., Ltd.	49,000	105,551
China Tower Corp., Ltd.*	580,000	75,291
China Vanke Co., Ltd.	24,300	56,905
CIFI Ever Sunshine Services Group, Ltd.	10,000	18,148
CITIC Securities Co., Ltd.	29,000	73,874
COSCO SHIPPING Holdings Co., Ltd.†	50,050	77,708
DiDi Global, Inc. ADR†	3,782	30,521
Dongfeng Motor Group Co., Ltd.	36,000	33,638
Flat Glass Group Co., Ltd.	5,000	26,991
Fuyao Glass Industry Group Co., Ltd.*	6,800	39,242
Ganfeng Lithium Co., Ltd.*	3,400	63,757
Genscript Biotech Corp.†	14,000	62,168
GF Securities Co., Ltd.	14,600	24,807
Great Wall Motor Co., Ltd.	44,500	200,752
Guangzhou Automobile Group Co., Ltd.	37,200	35,190
Guangzhou R&F Properties Co., Ltd.	26,000	16,307
Haier Smart Home Co., Ltd.	28,600	106,967
Haitong Securities Co., Ltd.	29,200	26,008
Hangzhou Tigermed Consulting Co., Ltd.*	1,700	33,146
Huaneng Power International, Inc.	48,000	24,862
Huatai Securities Co., Ltd.*	26,200	39,062
I-Mab ADR†	404	24,963
Industrial & Commercial Bank of China, Ltd.	785,000	429,805
Jiangsu Expressway Co., Ltd.	14,000	13,243
Jiangxi Copper Co., Ltd.	12,000	21,006
Jinxin Fertility Group, Ltd.†*	18,000	25,495
Jiumaojiu International Holdings, Ltd.*	10,000	25,063
Li Auto, Inc. ADR†	7,258	236,829
Logan Group Co., Ltd.	22,000	22,083
Lufax Holding, Ltd. ADR†	2,200	13,882
Ming Yuan Cloud Group Holdings, Ltd.	5,000	16,387
New China Life Insurance Co., Ltd.	10,800	31,301
Nongfu Spring Co., Ltd.*	5,800	29,408
People’s Insurance Co. Group of China, Ltd.	104,000	32,481
PetroChina Co., Ltd.	304,000	146,911
Pharmaron Beijing Co., Ltd.*	1,800	39,213
PICC Property & Casualty Co., Ltd.	96,000	89,825
Ping An Insurance Group Co. of China, Ltd.	88,000	632,247
Postal Savings Bank of China Co., Ltd.*	133,000	96,752
RLX Technology, Inc. ADR†	7,798	37,898
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	16,050
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	61,353
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	30,660
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	10,630
Sinopharm Group Co., Ltd.	16,800	40,076
Sunac China Holdings, Ltd.	35,000	75,394
Sunac Services Holdings, Ltd.†*	10,000	20,281
TravelSky Technology, Ltd.	12,000	22,456
Tsingtao Brewery Co., Ltd.	6,000	52,169
Weichai Power Co., Ltd.	25,000	44,920
Weimob, Inc.†*	22,000	34,101
WuXi AppTec Co., Ltd.*	4,896	104,647
Xinjiang Goldwind Science & Technology Co., Ltd.	9,400	21,070
Yanzhou Coal Mining Co., Ltd.	26,000	38,563
Zhejiang Expressway Co., Ltd.	18,000	15,986
ZhongAn Online P&C Insurance Co., Ltd.†*	4,900	17,980
Zijin Mining Group Co., Ltd.	82,000	114,245
Zoomlion Heavy Industry Science and Technology Co., Ltd.	17,200	12,424

		7,585,521

Colombia — 0.2%
Bancolombia SA	3,585	32,063
Bancolombia SA (Preference Shares)	5,647	50,686
Ecopetrol SA	82,950	62,712
Grupo de Inversiones Suramericana SA	2,632	15,342
Interconexion Electrica SA ESP	6,010	36,085

		196,888

Cyprus — 0.2%
Ozon Holdings PLC ADR†	701	31,545
TCS Group Holding PLC GDR	1,576	161,382

		192,927

Czech Republic — 0.1%
CEZ AS	2,521	83,225
Komercni banka AS†	1,302	50,517
Moneta Money Bank AS†*	7,476	29,226

		162,968

Greece — 0.1%
Alpha Services and Holdings SA†	25,956	32,961
Eurobank Ergasias Services and Holdings SA†	27,995	29,236
Hellenic Telecommunications Organization SA	2,692	47,613
JUMBO SA	1,014	15,051
OPAP SA	2,396	37,253

		162,114

Hong Kong — 1.0%
Alibaba Health Information Technology, Ltd.†	56,000	70,751
Alibaba Pictures Group, Ltd.†	160,000	17,068
Beijing Enterprises Holdings, Ltd.	6,000	23,058
BYD Electronic International Co., Ltd.	9,500	28,266
China Education Group Holdings, Ltd.	9,000	15,454
China Everbright Environment Group, Ltd.	45,000	30,943

China Merchants Port Holdings Co., Ltd.	16,430	27,452
China Power International Development, Ltd.	50,000	25,127
China Resources Beer Holdings Co., Ltd.	22,000	182,379
China Resources Power Holdings Co., Ltd.	28,000	72,335
China Taiping Insurance Holdings Co., Ltd.	21,600	33,037
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	15,218
CITIC, Ltd.	78,000	78,196
CSPC Pharmaceutical Group, Ltd.	122,320	127,972
Fosun International, Ltd.	37,000	43,513
Guangdong Investment, Ltd.	38,000	47,863
Hua Hong Semiconductor, Ltd.†*	6,000	30,229
Hutchmed China, Ltd. ADR†	907	26,684
Lenovo Group, Ltd.	106,000	115,257
Sinotruk Hong Kong, Ltd.	9,000	12,423
Wharf Holdings, Ltd.	20,000	69,404
Yuexiu Property Co., Ltd.	28,000	24,687

		1,117,316

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	6,654	56,861
OTP Bank Nyrt†	3,169	190,328
Richter Gedeon Nyrt	1,902	53,282

		300,471

India — 11.0%
ACC, Ltd.	753	23,491
Adani Enterprises, Ltd.	3,470	65,988
Adani Green Energy, Ltd.†	5,415	83,523
Adani Ports & Special Economic Zone, Ltd.	6,474	60,088
Adani Total Gas, Ltd.	3,511	68,034
Adani Transmission, Ltd.†	3,545	84,746
Ambuja Cements, Ltd.	9,795	52,846
Apollo Hospitals Enterprise, Ltd.	1,102	63,063
Asian Paints, Ltd.	5,198	215,747
Aurobindo Pharma, Ltd.	3,893	36,000
Avenue Supermarts, Ltd.†*	2,121	130,917
Axis Bank, Ltd.†	30,995	308,372
Bajaj Auto, Ltd.	798	39,589
Bajaj Finance, Ltd.	3,701	366,681
Bajaj Finserv, Ltd.	487	116,155
Balkrishna Industries, Ltd.	1,036	33,993
Bandhan Bank, Ltd.*	9,067	35,266
Berger Paints India, Ltd.	2,613	25,889
Bharat Electronics, Ltd.	14,680	40,718
Bharat Forge, Ltd.	2,445	25,272
Bharat Petroleum Corp., Ltd.	8,336	46,678
Bharti Airtel, Ltd.†	32,982	302,066
Biocon, Ltd.†	5,155	24,198
Britannia Industries, Ltd.	1,420	69,596
Cholamandalam Investment and Finance Co., Ltd.	4,836	40,299
Cipla, Ltd.	6,084	73,936
Coal India, Ltd.	16,454	36,190
Colgate-Palmolive India, Ltd.	1,376	28,280
Container Corp. Of India, Ltd.	2,762	24,248
Dabur India, Ltd.	6,181	48,569
Divi’s Laboratories, Ltd.	1,768	122,020
DLF, Ltd.	7,657	40,851
Dr Reddy’s Laboratories, Ltd.	1,567	97,011
Eicher Motors, Ltd.	1,700	56,484
GAIL India, Ltd.	19,406	38,485
Godrej Consumer Products, Ltd.	5,234	67,101
Grasim Industries, Ltd.	3,820	88,096
Havells India, Ltd.	2,980	50,454
HCL Technologies, Ltd.	14,941	228,461
HDFC Asset Management Co., Ltd.*	489	17,296
HDFC Life Insurance Co., Ltd.*	9,372	85,439
Hero MotoCorp, Ltd.	1,510	53,640
Hindalco Industries, Ltd.	19,529	120,985
Hindustan Petroleum Corp., Ltd.	8,320	34,599
Hindustan Unilever, Ltd.	11,318	361,088
Housing Development Finance Corp., Ltd.	23,500	891,749
ICICI Bank, Ltd.	68,676	739,667
ICICI Lombard General Insurance Co., Ltd.*	2,658	52,882
ICICI Prudential Life Insurance Co., Ltd.*	4,024	33,264
Indian Oil Corp., Ltd.	24,051	41,112
Indraprastha Gas, Ltd.	3,557	22,601
Indus Towers, Ltd.	8,088	29,379
Info Edge India, Ltd.	950	77,389
Infosys, Ltd.	46,213	1,031,258
InterGlobe Aviation, Ltd.†*	1,191	34,482
Ipca Laboratories, Ltd.	835	23,975
ITC, Ltd.	39,837	118,876
JSW Steel, Ltd.	10,169	91,327
Jubilant Foodworks, Ltd.	1,017	50,197
Kotak Mahindra Bank, Ltd.	7,612	207,578
Larsen & Toubro Infotech, Ltd.*	701	62,909
Larsen & Toubro, Ltd.	9,173	217,561
Lupin, Ltd.	2,736	33,871
Mahindra & Mahindra, Ltd.	10,685	126,283
Marico, Ltd.	6,506	49,307
Maruti Suzuki India, Ltd.	1,810	180,225
Motherson Sumi Systems, Ltd.	15,497	46,410
MRF, Ltd.	17	17,572
Muthoot Finance, Ltd.	1,484	29,209
Nestle India, Ltd.	455	115,237
NTPC, Ltd.	58,804	104,523
Oil & Natural Gas Corp., Ltd.	35,442	70,996
Page Industries, Ltd.	62	31,137
Petronet LNG, Ltd.	9,779	30,037
PI Industries, Ltd.	1,010	40,464
Pidilite Industries, Ltd.	1,642	50,938
Piramal Enterprises, Ltd.	997	34,684
Power Grid Corp. of India, Ltd.	35,376	87,730
REC, Ltd.	9,154	18,282
Reliance Industries, Ltd.	38,596	1,309,191
SBI Cards & Payment Services, Ltd.†	2,884	41,006
SBI Life Insurance Co., Ltd.*	4,961	75,858

Shree Cement, Ltd.	127	48,506
Shriram Transport Finance Co., Ltd.	2,349	45,453
Siemens, Ltd.	567	16,646
State Bank of India	23,858	160,580
Sun Pharmaceutical Industries, Ltd.	11,173	118,771
Tata Consultancy Services, Ltd.	12,565	571,188
Tata Consumer Products, Ltd.	8,350	90,546
Tata Motors, Ltd.†	22,179	143,489
Tata Steel, Ltd.	8,575	150,890
Tech Mahindra, Ltd.	8,265	163,355
Titan Co., Ltd.	4,707	150,549
Torrent Pharmaceuticals, Ltd.	542	20,773
Trent, Ltd.	1,848	24,900
UltraTech Cement, Ltd.	1,535	156,757
United Spirits, Ltd.†	2,861	36,337
UPL, Ltd.	6,028	60,013
Vedanta, Ltd.	13,952	56,623
Wipro, Ltd.	17,946	155,180
Yes Bank, Ltd.†	111,453	18,977

		12,441,147

Indonesia — 1.3%
Adaro Energy Tbk PT	183,600	21,771
Astra International Tbk PT	260,900	110,953
Bank Central Asia Tbk PT	745,500	393,338
Bank Mandiri Persero Tbk PT	251,000	127,117
Bank Negara Indonesia Persero Tbk PT	90,600	44,764
Bank Rakyat Indonesia Persero Tbk PT	912,200	273,644
Barito Pacific Tbk PT	305,700	20,175
Charoen Pokphand Indonesia Tbk PT	92,900	40,655
Indah Kiat Pulp & Paper Corp. PT	36,200	21,655
Indofood CBP Sukses Makmur Tbk PT	20,800	12,920
Indofood Sukses Makmur Tbk PT	47,000	21,066
Kalbe Farma Tbk PT	224,100	25,309
Merdeka Copper Gold Tbk PT†	115,100	25,672
Sarana Menara Nusantara Tbk PT	189,300	15,499
Semen Indonesia Persero Tbk PT	34,700	22,288
Telekomunikasi Indonesia Persero Tbk PT	646,400	173,377
Tower Bersama Infrastructure Tbk PT	91,600	19,009
Unilever Indonesia Tbk PT	91,400	28,515
United Tractors Tbk PT	23,600	39,229

		1,436,956

Jersey — 0.1%
Polymetal International PLC	4,462	82,743

Kuwait — 0.5%
Agility Public Warehousing Co. KSCP	10,907	36,265
Boubyan Bank KSCP†	13,960	36,233
Kuwait Finance House KSCP	64,659	178,465
Mobile Telecommunications Co. KSCP	29,805	58,927
National Bank of Kuwait SAKP	94,005	309,084

		618,974

Luxembourg — 0.2%
Allegro.eu SA†*	5,091	57,576
Globant SA†	490	156,403
Reinet Investments SCA	1,465	26,442

		240,421

Malaysia — 1.1%
AMMB Holdings Bhd†	15,800	12,820
Axiata Group Bhd	30,600	29,189
CIMB Group Holdings Bhd	84,200	106,140
Dialog Group Bhd	47,800	32,667
DiGi.Com Bhd	32,000	32,688
Genting Bhd	23,000	28,771
Genting Malaysia Bhd	28,800	22,047
Hartalega Holdings Bhd	23,300	32,972
Hong Leong Bank Bhd	8,500	38,631
IHH Healthcare Bhd	22,700	35,851
IOI Corp. Bhd	27,900	26,478
Kuala Lumpur Kepong Bhd	4,800	25,061
Malayan Banking Bhd	53,700	104,391
Malaysia Airports Holdings Bhd†	10,000	15,648
Maxis Bhd	24,800	27,968
MISC Bhd	15,100	25,780
Nestle Malaysia Bhd	600	19,488
Petronas Chemicals Group Bhd	30,400	63,795
Petronas Dagangan Bhd	3,700	18,192
Petronas Gas Bhd	9,400	37,999
PPB Group Bhd	8,200	36,000
Press Metal Aluminium Holdings Bhd	32,400	43,503
Public Bank Bhd	199,600	200,998
QL Resources Bhd	11,600	14,146
RHB Bank Bhd	19,700	26,546
Sime Darby Bhd	26,300	14,417
Sime Darby Plantation Bhd	23,000	22,272
Telekom Malaysia Bhd	11,600	16,219
Tenaga Nasional Bhd	27,300	63,685
Top Glove Corp. Bhd	68,500	44,994

		1,219,356

Mexico — 1.7%
America Movil SAB de CV, Series L	463,800	412,933
Arca Continental SAB de CV	4,600	27,998
Becle SAB de CV	7,079	16,161
Cemex SAB de CV CPO†	206,400	133,135
Coca-Cola Femsa SAB de CV	4,975	26,743
Fibra Uno Administracion SA de CV	37,300	37,104
Fomento Economico Mexicano SAB de CV	26,100	214,969
Gruma SAB de CV, Class B	2,775	32,486
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	60,618
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	50,401
Grupo Bimbo SAB de CV, Class A	21,400	63,614
Grupo Carso SAB de CV, Class A1	4,600	15,526
Grupo Financiero Banorte SAB de CV, Class O	35,400	223,769
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	27,242
Grupo Mexico SAB de CV, Class B	42,700	187,118
Grupo Televisa SAB CPO	30,800	62,324

Industrias Penoles SAB de CV†	1,630	20,808
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	27,343
Orbia Advance Corp SAB de CV	12,000	31,358
Promotora y Operadora de Infraestructura SAB de CV	2,130	15,690
Telesites SAB de CV	14,700	13,423
Wal-Mart de Mexico SAB de CV	70,300	244,930

		1,945,693

Netherlands — 0.4%
X5 Retail Group NV GDR	1,555	52,932
Yandex NV, Class A†	4,192	347,265

		400,197

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR†	2,325	18,321

Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	21,390	20,537
Ayala Corp.	3,755	64,284
Ayala Land, Inc.	108,400	75,478
Bank of the Philippine Islands	23,440	40,431
BDO Unibank, Inc.	24,700	60,807
Globe Telecom, Inc.	345	20,504
International Container Terminal Services, Inc.	11,660	41,635
JG Summit Holdings, Inc.	39,165	46,771
Jollibee Foods Corp.	4,780	22,302
Metropolitan Bank & Trust Co.	18,723	17,716
PLDT, Inc.	1,155	37,622
SM Investments Corp.	3,160	60,492
SM Prime Holdings, Inc.	135,200	88,774
Universal Robina Corp.	10,620	29,073

		626,426

Poland — 0.7%
Bank Polska Kasa Opieki SA	2,138	70,603
CD Projekt SA	878	38,266
Cyfrowy Polsat SA	3,958	35,397
Dino Polska SA†*	661	59,048
KGHM Polska Miedz SA	1,972	75,822
LPP SA	16	57,469
PGE Polska Grupa Energetyczna SA†	10,070	24,756
Polski Koncern Naftowy Orlen SA	4,160	89,734
Polskie Gornictwo Naftowe I Gazownictwo SA	27,552	41,546
Powszechna Kasa Oszczednosci Bank Polski SA†	11,583	141,679
Powszechny Zaklad Ubezpieczen SA	7,578	75,787
Santander Bank Polska SA	376	34,917

		745,024

Qatar — 0.7%
Barwa Real Estate Co.	17,839	15,438
Commercial Bank PQSC	21,100	35,356
Industries Qatar QSC	24,538	106,991
Masraf Al Rayan QSC	39,477	51,738
Mesaieed Petrochemical Holding Co.	45,719	30,150
Ooredoo Q.P.S.C.	6,504	12,368
Qatar Electricity & Water Co. QSC	4,301	19,868
Qatar Fuel QSC	6,324	31,923
Qatar Gas Transport Co., Ltd.	36,420	32,498
Qatar International Islamic Bank QSC	6,733	18,100
Qatar Islamic Bank SAQ	13,064	66,072
Qatar National Bank Q.P.S.C.	59,947	337,526

		758,028

Romania — 0.0%
NEPI Rockcastle PLC	5,148	34,511

Russia — 2.3%
Gazprom PJSC ADR	79,448	779,067
Lukoil PJSC ADR	5,515	562,530
Magnit PJSC GDR	4,625	85,655
MMC Norilsk Nickel PJSC ADR	8,556	267,717
Mobile TeleSystems PJSC ADR	5,342	49,093
Novatek PJSC GDR	1,235	313,072
Novolipetsk Steel PJSC GDR	1,814	57,286
PhosAgro PJSC GDR	1,940	46,405
Polyus PJSC GDR	852	84,433
Rosneft PJSC GDR	16,114	143,576
Severstal PAO GDR	2,862	65,425
Surgutneftegas PJSC ADR	10,541	50,344
Tatneft PJSC ADR	2,926	133,865

		2,638,468

Saudi Arabia — 3.1%
Abdullah Al Othaim Markets Co.	489	15,096
Advanced Petrochemical Co.	1,314	26,079
Al Rajhi Bank	16,735	618,392
Alinma Bank	10,548	70,768
Almarai Co. JSC	3,390	47,833
Arab National Bank	7,328	44,976
Bank Al-Jazira	3,232	16,547
Bank AlBilad†	4,809	54,141
Banque Saudi Fransi	7,816	87,924
Bupa Arabia for Cooperative Insurance Co.	769	29,643
Co. for Cooperative Insurance	592	13,586
Dar Al Arkan Real Estate Development Co.†	5,111	13,482
Dr. Sulaiman Al Habib Medical Services Group Co.	739	32,706
Emaar Economic City†	3,631	12,294
Etihad Etisalat Co.	5,135	41,416
Jarir Marketing Co.	640	34,592
Mobile Telecommunications Co. Saudi Arabia†	5,130	18,572
Mouwasat Medical Services Co.	491	23,559
National Industrialization Co.†	2,777	18,438
Rabigh Refining & Petrochemical Co.†	2,559	19,449
Riyad Bank	18,467	145,547
SABIC Agri-Nutrients Co.	2,583	112,960
Sahara International Petrochemical Co.	3,810	44,730
Saudi Arabian Mining Co.†	5,575	121,348
Saudi Arabian Oil Co.*	29,848	300,431

Saudi Basic Industries Corp.	12,362	425,608
Saudi British Bank	10,662	94,319
Saudi Electricity Co.	11,038	83,906
Saudi Industrial Investment Group	2,407	24,310
Saudi Kayan Petrochemical Co.†	10,442	56,731
Saudi National Bank	30,178	530,334
Saudi Telecom Co.	8,097	252,651
Savola Group	3,609	35,236
Yanbu National Petrochemical Co.	3,335	67,653

		3,535,257

Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	21,930

South Africa — 2.8%
Absa Group, Ltd.	9,656	88,500
African Rainbow Minerals, Ltd.	1,413	18,827
Anglo American Platinum, Ltd.	710	71,739
AngloGold Ashanti, Ltd.	5,570	104,027
Aspen Pharmacare Holdings, Ltd.	4,858	77,362
Bid Corp., Ltd.	4,316	92,632
Bidvest Group, Ltd.	3,426	42,927
Capitec Bank Holdings, Ltd.	933	104,250
Clicks Group, Ltd.	3,106	56,699
Discovery, Ltd.†	5,518	50,549
Exxaro Resources, Ltd.	3,710	40,622
FirstRand, Ltd.	64,906	246,494
Gold Fields, Ltd.	11,884	111,496
Growthpoint Properties, Ltd.	38,120	32,343
Harmony Gold Mining Co., Ltd.	6,594	23,954
Impala Platinum Holdings, Ltd.	10,887	141,114
Kumba Iron Ore, Ltd.	844	25,649
Mr. Price Group, Ltd.	3,088	40,424
MTN Group, Ltd.†	22,749	204,004
MultiChoice Group, Ltd.	5,919	47,069
Naspers, Ltd., Class N	2,959	501,750
Nedbank Group, Ltd.	4,759	54,183
Northam Platinum Holdings, Ltd.†	4,333	64,889
Old Mutual, Ltd.	61,491	62,759
Rand Merchant Investment Holdings, Ltd.	10,340	27,625
Remgro, Ltd.	5,915	52,133
Sanlam, Ltd.	23,915	98,243
Sasol, Ltd.†	7,454	125,222
Shoprite Holdings, Ltd.	6,487	77,075
Sibanye Stillwater, Ltd.	30,876	107,818
SPAR Group, Ltd.	2,090	26,678
Standard Bank Group, Ltd.	17,725	157,152
Tiger Brands, Ltd.	2,003	25,265
Vodacom Group, Ltd.	8,572	76,085
Woolworths Holdings, Ltd.	11,889	41,960

		3,119,518

South Korea — 11.3%
Alteogen, Inc.†	361	21,625
Amorepacific Corp.	423	65,701
Celltrion Healthcare Co., Ltd.†	963	66,670
Celltrion Pharm, Inc.†	221	21,428
Celltrion, Inc.†	1,337	229,403
Cheil Worldwide, Inc.	715	14,593
CJ CheilJedang Corp.	113	36,746
CJ ENM Co., Ltd.	106	16,001
CJ Logistics Corp.†	110	13,367
Coway Co, Ltd.	543	36,895
DB Insurance Co., Ltd.	563	28,522
Doosan Bobcat, Inc.†	500	16,281
Doosan Heavy Industries & Construction Co., Ltd.†	2,575	53,768
Douzone Bizon Co., Ltd.	218	15,167
E-MART Inc.	247	35,511
Ecopro BM Co., Ltd.	150	52,616
Fila Holdings Corp.	578	18,351
Green Cross Corp.	64	15,034
GS Engineering & Construction Corp.	789	27,919
GS Holdings Corp.	649	23,465
Hana Financial Group, Inc.	4,136	159,274
Hankook Tire & Technology Co., Ltd.	947	33,510
Hanmi Pharm Co., Ltd.	76	17,170
Hanon Systems	2,390	29,452
Hanwha Solutions Corp.†	1,683	58,834
HLB, Inc.†	1,138	40,999
HMM Co., Ltd.†	3,345	76,286
Hotel Shilla Co., Ltd.	288	21,541
HYBE Co., Ltd.†	166	47,589
Hyundai Engineering & Construction Co., Ltd.	947	40,763
Hyundai Glovis Co., Ltd.	239	34,258
Hyundai Heavy Industries Holdings Co., Ltd.	510	27,583
Hyundai Mobis Co., Ltd.	913	196,890
Hyundai Motor Co.	1,942	345,673
Hyundai Motor Co. (2nd Preference Shares)	341	28,569
Hyundai Motor Co. (Preference Shares)	195	16,270
Hyundai Steel Co.	1,079	41,044
Industrial Bank of Korea	2,725	25,768
Kakao Corp.	4,181	449,031
KakaoBank Corp.†	639	34,505
Kangwon Land, Inc.†	1,186	28,215
KB Financial Group, Inc.	5,445	263,735
Kia Corp.	3,625	263,992
Korea Aerospace Industries, Ltd.	721	18,849
Korea Electric Power Corp.	3,329	64,384
Korea Investment Holdings Co., Ltd.	528	39,310
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	40,810
Korea Zinc Co., Ltd.	84	38,602
Korean Air Lines Co., Ltd.†	2,137	55,686
KT&G Corp.	1,562	108,406
Kumho Petrochemical Co., Ltd.	246	36,209
LG Chem, Ltd.	645	461,444
LG Chem, Ltd. (Preference Shares)	87	28,552
LG Corp.	1,184	92,406
LG Display Co., Ltd.†	3,126	52,700
LG Electronics, Inc.	1,484	153,029
LG Household & Health Care, Ltd.	134	134,281
LG Innotek Co., Ltd.	178	31,912
LG Uplus Corp.	1,876	23,038

Lotte Chemical Corp.	224	43,035
Mirae Asset Daewoo Co., Ltd.	3,672	27,276
NAVER Corp.	1,706	594,191
NCSoft Corp.	226	121,263
Netmarble Corp.*	264	27,901
Orion Corp.	289	29,183
Pan Ocean Co., Ltd.	3,044	15,682
PearlAbyss Corp.†	340	30,231
POSCO	993	251,532
POSCO Chemical Co., Ltd.	366	45,572
S-Oil Corp.	578	50,700
Samsung Biologics Co, Ltd.†*	224	166,962
Samsung C&T Corp.	1,149	112,093
Samsung Electro-Mechanics Co., Ltd.	768	104,499
Samsung Electronics Co., Ltd.	64,839	3,872,973
Samsung Electronics Co., Ltd. (Preference Shares)	11,556	632,907
Samsung Engineering Co., Ltd.†	1,634	34,678
Samsung Fire & Marine Insurance Co., Ltd.	403	79,665
Samsung Heavy Industries Co., Ltd.†	5,665	30,930
Samsung Life Insurance Co., Ltd.	978	56,326
Samsung SDI Co., Ltd.	769	483,031
Samsung SDS Co., Ltd.	443	58,003
Samsung Securities Co. Ltd.	706	28,607
Seegene, Inc.	480	21,853
Shin Poong Pharmaceutical Co Ltd	366	16,224
Shinhan Financial Group Co., Ltd.	5,949	194,728
Shinsegae, Inc.	63	13,370
SK Biopharmaceuticals Co., Ltd.†	193	15,624
SK Bioscience Co., Ltd.†	260	51,175
SK Chemicals Co., Ltd.	153	23,568
SK Hynix, Inc.	7,589	668,920
SK IE Technology Co., Ltd.†*	193	27,499
SK, Inc.	477	99,192
SK Innovation Co., Ltd.†	670	139,040
SK Telecom Co., Ltd.	110	29,134
SKC Co., Ltd.	252	38,386
Woori Financial Group, Inc.	7,094	80,438
Yuhan Corp.	655	33,575

		12,819,598

Taiwan — 13.2%
Accton Technology Corp.	7,000	61,294
Acer, Inc.	56,000	52,358
Advantech Co., Ltd.	6,499	84,835
ASE Technology Holding Co., Ltd.	44,000	157,909
Asia Cement Corp.	22,000	35,047
Asustek Computer, Inc.	11,000	139,634
AU Optronics Corp.	114,000	78,710
Catcher Technology Co., Ltd.	10,000	57,896
Cathay Financial Holding Co., Ltd.	102,000	213,108
Chang Hwa Commercial Bank, Ltd.	46,165	27,226
Cheng Shin Rubber Industry Co., Ltd.	16,000	19,620
Chicony Electronics Co., Ltd.	6,065	17,317
China Development Financial Holding Corp.	151,000	77,106
China Life Insurance Co., Ltd.	30,564	31,874
China Steel Corp.	156,000	188,489
Chunghwa Telecom Co., Ltd.	45,000	178,812
Compal Electronics, Inc.	89,000	78,251
CTBC Financial Holding Co., Ltd.	225,000	187,712
Delta Electronics, Inc.	27,000	237,877
E.Sun Financial Holding Co., Ltd.	154,023	147,053
Eclat Textile Co., Ltd.	2,000	43,656
Evergreen Marine Corp Taiwan, Ltd.	35,000	125,231
Far Eastern New Century Corp.	27,000	28,254
Far EasTone Telecommunications Co., Ltd.	11,000	24,208
Feng TAY Enterprise Co., Ltd.	5,280	41,012
First Financial Holding Co., Ltd.	123,346	101,574
Formosa Chemicals & Fibre Corp.	43,000	124,476
Formosa Petrochemical Corp.	16,000	57,536
Formosa Plastics Corp.	48,000	185,555
Foxconn Technology Co., Ltd.	9,000	22,267
Fubon Financial Holding Co., Ltd.	96,800	256,198
Giant Manufacturing Co., Ltd.	4,000	46,389
Globalwafers Co., Ltd.	3,000	81,989
Hiwin Technologies Corp.	3,376	37,513
Hon Hai Precision Industry Co., Ltd.	172,200	662,582
Hotai Motor Co., Ltd.	4,000	88,031
Hua Nan Financial Holdings Co., Ltd.	82,123	60,097
Innolux Corp.	111,000	66,659
Inventec Corp.	55,000	52,511
Largan Precision Co., Ltd.	1,000	74,438
Lite-On Technology Corp.	37,000	81,561
MediaTek, Inc.	21,000	689,465
Mega Financial Holding Co., Ltd.	135,000	162,145
Micro-Star International Co., Ltd.	12,000	60,413
Nan Ya Plastics Corp.	65,000	198,914
Nan Ya Printed Circuit Board Corp.	3,000	52,915
Nanya Technology Corp.	16,000	38,262
Nien Made Enterprise Co., Ltd.	2,000	27,474
Novatek Microelectronics Corp.	8,000	119,532
Oneness Biotech Co., Ltd.†	2,000	18,843
Pegatron Corp.	30,000	73,359
Phison Electronics Corp.	2,000	28,085
Pou Chen Corp.	21,000	25,751
Powertech Technology, Inc.	8,000	28,020
President Chain Store Corp.	6,000	60,629
Quanta Computer, Inc.	45,000	126,220
Realtek Semiconductor Corp.	6,000	107,665
Ruentex Development Co., Ltd.	13,300	33,909
Shanghai Commercial & Savings Bank, Ltd.	40,000	63,290
Shin Kong Financial Holding Co., Ltd.	120,598	42,543
SinoPac Financial Holdings Co., Ltd.	100,860	51,321
Synnex Technology International Corp.	15,000	29,020
Taishin Financial Holding Co., Ltd.	109,772	72,041
Taiwan Cement Corp.	59,561	103,343
Taiwan Cooperative Financial Holding Co., Ltd.	111,953	90,984
Taiwan Mobile Co., Ltd.	16,000	56,443
Taiwan Semiconductor Manufacturing Co., Ltd.	334,000	7,086,323
Uni-President Enterprises Corp.	62,000	148,487
Unimicron Technology Corp.	17,000	116,152

United Microelectronics Corp.	163,000	339,968
Vanguard International Semiconductor Corp.	13,000	67,551
Walsin Technology Corp.†	4,000	21,720
Wan Hai Lines, Ltd.	8,000	46,029
Win Semiconductors Corp.	5,000	64,279
Winbond Electronics Corp.	40,000	37,830
Wistron Corp.	50,027	52,530
Wiwynn Corp.	1,000	31,969
WPG Holdings, Ltd.	15,000	27,995
Yageo Corp.	5,000	78,034
Yang Ming Marine Transport Corp.†	20,000	69,403
Yuanta Financial Holding Co., Ltd.	114,640	101,825

		14,984,546

Thailand — 1.4%
Advanced Info Service PCL NVDR	15,700	89,424
Airports of Thailand PCL NVDR	62,200	120,904
B Grimm Power PCL	8,400	10,759
Bangkok Dusit Medical Services PCL NVDR	126,400	89,517
Bangkok Expressway & Metro PCL NVDR	104,700	28,398
BTS Group Holdings PCL NVDR	107,600	30,968
Bumrungrad Hospital PCL	4,600	20,170
Central Pattana PCL NVDR	31,200	55,710
Central Retail Corp. PCL NVDR	20,508	21,477
Charoen Pokphand Foods PCL NVDR	51,700	39,341
CP ALL PCL NVDR	77,500	149,476
Delta Electronics Thai PCL NVDR	4,200	52,654
Electricity Generating PCL NVDR	4,000	21,517
Energy Absolute PCL NVDR	22,100	43,624
Global Power Synergy PCL	8,100	19,040
Gulf Energy Development PCL NVDR	26,500	34,540
Home Product Center PCL NVDR	84,300	37,091
Indorama Ventures PCL NVDR	24,900	31,517
Intouch Holdings PCL NVDR	15,000	34,016
Krungthai Card PCL	6,300	10,964
Land & Houses PCL NVDR	102,700	26,153
Minor International PCL NVDR†	35,300	34,840
Muangthai Capital PCL NVDR	8,600	15,680
PTT Exploration & Production PCL NVDR	18,100	64,093
PTT Global Chemical PCL NVDR	28,700	54,273
PTT PCL NVDR	133,900	153,340
Siam Cement PCL NVDR	10,600	126,181
Siam Commercial Bank PCL NVDR	11,600	44,047
Srisawad Corp. PCL	8,000	15,430
Thai Oil PCL NVDR	15,100	25,370
Thai Union Group PCL NVDR	37,600	23,682
True Corp. PCL NVDR	147,500	18,047

		1,542,243

Turkey — 0.2%
Akbank Turk AS	36,733	22,374
BIM Birlesik Magazalar AS	5,965	38,562
Eregli Demir ve Celik Fabrikalari TAS	17,018	34,839
Ford Otomotiv Sanayi AS	887	17,137
KOC Holding AS	9,241	22,683
Tupras Turkiye Petrol Rafinerileri AS†	1,600	23,289
Turkcell Iletisim Hizmetleri AS	15,252	24,269
Turkiye Garanti Bankasi AS	27,888	28,554
Turkiye Sise ve Cam Fabrikalari AS	17,135	15,441

		227,148

United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	38,822	87,855
Abu Dhabi Islamic Bank PJSC	21,048	33,465
Abu Dhabi National Oil Co. for Distribution PJSC	28,130	32,803
Aldar Properties PJSC	55,751	61,351
Dubai Islamic Bank PJSC	28,132	39,203
Emaar Properties PJSC	49,744	54,404
Emirates NBD Bank PJSC	36,259	137,845
Emirates Telecommunications Group Co. PJSC	23,606	164,471
First Abu Dhabi Bank PJSC	57,900	280,892

		892,289

United States — 0.4%
China Youzan, Ltd.†	192,000	24,430
Southern Copper Corp.	1,232	73,908
Yum China Holdings, Inc.	5,535	315,938

		414,276

Total Common Stocks (cost $82,463,150)		97,029,289

EXCHANGE-TRADED FUNDS — 6.3%
United States — 6.3%
iShares MSCI Emerging Markets ETF	44,177	2,249,493
iShares MSCI China A ETF	114,007	4,928,479

Total Exchange-Traded Funds (cost $6,593,237)		7,177,972

RIGHTS — 0.0%
Brazil — 0.0%
Ultrapar Participacoes SA Expires 10/21/2021†	680	0

India — 0.0%
Bharti Airtel, Ltd. Expires 10/21/2021†	1,199	2,415

Total Rights (cost $0)		2,415

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No. 6 PCL Expires 09/05/2022†	5,380	232
BTS Group Holdings No. 7 PCL Expires 07/22/2022†	10,760	0
BTS Group Holdings No. 8 PCL Expires 07/22/2022†	21,520	0
Minor International PCL Expires 12/31/2021†	1,605	518
Minor International PCL Expires 05/05/2023†	1,217	183

Minor International PCL Expires 02/15/2024†		1,103	134
Srisawad Corp. PCL Expires 08/29/2025†		320	108

Total Warrants (cost $0)			1,175

FOREIGN CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd. Notes 5.50% due 06/03/2024 (cost $566)	INR	41,180	549

Total Long-Term Investment Securities (cost $89,056,953)			104,211,400

SHORT-TERM INVESTMENT SECURITIES — 1.5%
U.S. Government Treasuries — 1.5%
United States Treasury Bills 0.09% due 12/02/2021(2) (cost $1,699,874)		$1,700,000	1,699,911

TOTAL INVESTMENTS (cost $90,756,827)		93.5%	105,911,311
Other assets less liabilities		6.5	7,327,556

NET ASSETS		100.0%	$113,238,867

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $5,530,614 representing 4.9% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

CPO — Certification de Participations Ordinario

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

INR — Indian Rupee

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
143	Long	MSCI Emerging Markets Index	December 2021	$9,225,890	$9,023,300	$(202,590)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks-Commercial	10.6%
Semiconductor Components-Integrated Circuits	6.9
Internet Content-Information/News	6.4
Exchange-Traded Funds	6.3
Electronic Components-Semiconductors	5.4
E-Commerce/Products	5.2
Oil Companies-Integrated	3.0
Auto-Cars/Light Trucks	2.7
Computer Services	2.0
Diversified Financial Services	1.9
Oil Refining & Marketing	1.8
U.S. Government Treasuries	1.5
Web Portals/ISP	1.4
Real Estate Operations & Development	1.2
Electronic Components-Misc.	1.2
Cellular Telecom	1.1
Steel-Producers	1.1
Telecom Services	1.0
Insurance-Life/Health	1.0
Chemicals-Diversified	1.0
Medical Labs & Testing Services	0.9
Petrochemicals	0.9
Finance-Mortgage Loan/Banker	0.8
Entertainment Software	0.8
Medical-Drugs	0.7
Medical-Biomedical/Gene	0.7
Metal-Iron	0.7
Building Products-Cement	0.6
Internet Content-Entertainment	0.6
Retail-Apparel/Shoe	0.6
Insurance-Multi-line	0.6
Food-Retail	0.6
Computers	0.5
Gold Mining	0.5
Gas-Distribution	0.5
Oil Companies-Exploration & Production	0.5
Food-Dairy Products	0.5
Cosmetics & Toiletries	0.5
Brewery	0.5
Electric-Generation	0.4
Food-Misc./Diversified	0.4
Wireless Equipment	0.4
Transport-Marine	0.4
Retail-Restaurants	0.4
Real Estate Management/Services	0.4
Circuit Boards	0.4
Building-Heavy Construction	0.4
Insurance-Property/Casualty	0.4
Electric-Integrated	0.4
Retail-Automobile	0.4
Beverages-Non-alcoholic	0.3
Soap & Cleaning Preparation	0.3
Agricultural Chemicals	0.3
Tobacco	0.3
Metal-Diversified	0.3
Banks-Regional	0.3
Textile-Apparel	0.3
Medical-Generic Drugs	0.3
Photo Equipment & Supplies	0.3
Finance-Investment Banker/Broker	0.3
E-Commerce/Services	0.3
Medical-Hospitals	0.3
Non-Ferrous Metals	0.3
Platinum	0.3
Airport Development/Maintenance	0.3
Finance-Other Services	0.3
Auto/Truck Parts & Equipment-Original	0.2
Retail-Hypermarkets	0.2
Power Converter/Supply Equipment	0.2
Audio/Video Products	0.2
Diversified Operations	0.2
Coatings/Paint	0.2
Applications Software	0.2
Electric-Transmission	0.2
Chemicals-Plastics	0.2
Energy-Alternate Sources	0.2
Retail-Drug Store	0.2
Hotels/Motels	0.2
Retail-Convenience Store	0.2
Transport-Services	0.2
Auto-Heavy Duty Trucks	0.2
Finance-Leasing Companies	0.2
Metal-Aluminum	0.2
Retail-Misc./Diversified	0.2
Communications Software	0.2
Miscellaneous Manufacturing	0.2
Food-Baking	0.2
Shipbuilding	0.2
Coal	0.1
Investment Companies	0.1
Investment Management/Advisor Services	0.1
Enterprise Software/Service	0.1
Finance-Consumer Loans	0.1
Machinery-General Industrial	0.1
Paper & Related Products	0.1
Telephone-Integrated	0.1
Warehousing & Harbor Transportation Services	0.1
Retail-Jewelry	0.1
Appliances	0.1
Building & Construction-Misc.	0.1
Chemicals-Specialty	0.1
Food-Meat Products	0.1
Commercial Services	0.1
Non-Hazardous Waste Disposal	0.1
Medical-HMO	0.1
Airlines	0.1
Independent Power Producers	0.1
Diversified Minerals	0.1
Capacitors	0.1
Machinery-Construction & Mining	0.1
Food-Confectionery	0.1
Banks-Money Center	0.1
Metal-Copper	0.1
Motorcycle/Motor Scooter	0.1
Food-Wholesale/Distribution	0.1
Building & Construction Products-Misc.	0.1
Water	0.1
Metal Processors & Fabrication	0.1
Precious Metals	0.1
Semiconductor Equipment	0.1
Vitamins & Nutrition Products	0.1
Food-Flour & Grain	0.1
Diversified Banking Institutions	0.1
Distribution/Wholesale	0.1
Retail-Discount	0.1
Rubber/Plastic Products	0.1
Pipelines	0.1
Computers-Periphery Equipment	0.1
Rental Auto/Equipment	0.1
Cable/Satellite TV	0.1
Disposable Medical Products	0.1
Networking Products	0.1
Batteries/Battery Systems	0.1
Poultry	0.1
Music	0.1
Medical Instruments	0.1
Advanced Materials	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Pastoral & Agricultural	0.1
Medical-Wholesale Drug Distribution	0.1

93.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$482,134	$—	$24,068	$506,202
China	7,573,984	—	11,537	7,585,521
South Korea	12,790,464	29,134	—	12,819,598
Other Countries	76,117,968	—	—	76,117,968
Exchange-Traded Funds	7,177,972	—	—	7,177,972
Warrants:
Thailand	1,175	0	—	1,175
Foreign Corporate Bonds & Notes	—	549	—	549
Rights	—	2,415	—	2,415
Short-Term Investment Securities	—	1,699,911	—	1,699,911

Total Investments at Value	$104,143,697	$1,732,009	$35,605	$105,911,311

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$202,590	$—	$—	$202,590

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS —October 31, 2021 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 85.4%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.38% due 03/01/2041	$2,440,000	$2,585,277
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,889,881

		4,475,158
Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031	275,000	269,676
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	400,000	419,000
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	350,000	343,000
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	650,000	649,805
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	150,000	156,938

		1,838,419
Advertising Services — 0.1%
Midas OpCo Holdings LLC Company Guar. Notes 5.63% due 08/15/2029*	1,850,000	1,887,204

Aerospace/Defense — 0.9%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,000,000	2,165,173
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,950,000	1,972,834
Boeing Co. Senior Notes 3.95% due 08/01/2059	1,670,000	1,765,068
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,570,000	3,521,590
Teledyne Technologies, Inc. Senior Notes 1.60% due 04/01/2026	5,250,000	5,244,139

		14,668,804
Aerospace/Defense-Equipment — 0.4%
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029	300,000	298,125
TransDigm, Inc. Company Guar. Notes 4.88% due 05/01/2029	1,525,000	1,529,470
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	1,125,000	1,151,719
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,750,000	1,828,750
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	475,000	491,031
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	288,406

		5,587,501
Airlines — 0.1%
Southwest Airlines Co. Senior Notes 5.25% due 05/04/2025	705,000	790,463

Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.50% due 05/15/2025*	225,000	235,406
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	129,375

		364,781
Applications Software — 0.8%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	750,000	773,906
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	400,000	406,510
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	2,725,000	2,574,621
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,292,328
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,343,569
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,818,712
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,079,439
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,750,000	1,841,875

		13,130,960
Auto-Cars/Light Trucks — 2.1%
Ford Motor Credit Co. LLC Senior Notes 2.70% due 08/10/2026	475,000	474,449

Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	625,000	635,156
Ford Motor Credit Co. LLC Senior Notes 3.38% due 11/13/2025	1,225,000	1,258,381
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	1,475,000	1,539,531
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	725,000	760,308
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	575,000	610,219
Ford Motor Credit Co. LLC Senior Notes 4.14% due 02/15/2023	200,000	205,400
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	200,000	204,562
Ford Motor Credit Co. LLC Senior Notes 4.27% due 01/09/2027	1,600,000	1,698,064
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	750,000	802,500
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	1,050,000	1,166,812
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	775,000	840,875
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,137,865
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	4,056,154
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	3,050,000	3,021,121
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,773,131
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	3,610,000	3,520,752
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	1,510,000	1,538,939
Stellantis Finance US, Inc. Company Guar. Notes 1.71% due 01/29/2027*	1,500,000	1,476,629
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	5,000,000	4,888,950

		32,609,798
Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,175,000	1,235,219

Auto/Truck Parts & Equipment-Original — 0.3%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	225,000	234,844
Dana, Inc. Senior Notes 4.25% due 09/01/2030	150,000	151,792
Dana, Inc. Senior Notes 5.63% due 06/15/2028	75,000	79,335
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	1,375,000	1,356,094
Real Hero Merger Sub 2, Inc. Senior Notes 6.25% due 02/01/2029*	2,400,000	2,466,000

		4,288,065
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	100,000	107,000

Banks-Commercial — 0.8%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,893,749
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,293,184
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,614,501
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,360,791
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	314,100

		13,476,325
Banks-Super Regional — 1.0%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,534,697
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,821,751
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,720,596
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,374,423
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,990,531

		16,441,998

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	825,000	790,557
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	675,000	674,156

		1,464,713
Beverages-Non-alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,200,643
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,677,936

		3,878,579
Brewery — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	6,050,000	6,577,835
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	4,156,309
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,611,167
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	385,000	427,529
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	6,169,496
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	3,011,814

		23,954,150
Broadcast Services/Program — 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	700,000	395,500
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	1,075,000	320,581
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,110,000	1,307,168
Fox Corp. Senior Notes 4.71% due 01/25/2029	1,720,000	1,988,079
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	176,094
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	700,000	714,952
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	100,000	104,000
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	2,898,710	3,087,126
Nexstar Broadcasting, Inc. Company Guar. Notes 4.75% due 11/01/2028*	875,000	893,944
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,900,000	2,004,500
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	725,000	733,483

		11,725,427
Building & Construction Products-Misc. — 0.3%
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	1,850,000	1,789,875
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	850,000	788,180
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	175,000	175,000
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	800,000	825,000
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,500,000	1,539,375

		5,117,430
Building Products-Air & Heating — 0.7%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,610,000	2,665,907
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030	1,265,000	1,298,911
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	2,820,000	3,051,385
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,370,000	1,349,342
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,497,031

		11,862,576

Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 6.13% due 01/15/2029*	525,000	544,688

Building Products-Wood — 0.4%
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	2,075,000	2,124,655
Masco Corp. Senior Notes 4.50% due 05/15/2047	3,800,000	4,621,240

		6,745,895
Cable/Satellite TV — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	1,725,000	1,717,237
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 01/15/2034*	350,000	339,434
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,025,000	1,042,938
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	1,200,000	1,205,676
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 06/01/2033*	750,000	748,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	900,000	929,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,066,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	1,200,000	1,243,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	850,000	912,688
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	3,000,000	2,988,209
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.90% due 06/01/2052	3,000,000	3,031,593
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,613,570
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	3,259,508
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,610,437
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	5,056,028
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,810,618
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,824,480
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	200,000	182,150
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	1,150,000	1,101,125
CSC Holdings LLC Company Guar. Notes 4.50% due 11/15/2031*	200,000	193,780
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	525,000	481,031
CSC Holdings LLC Senior Notes 5.00% due 11/15/2031*	850,000	789,221
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	236,813
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,213,187
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	2,500,000	2,466,750
CSC Holdings LLC Senior Notes 5.88% due 09/15/2022	1,100,000	1,134,375

CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	1,050,000	1,126,125
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	450,000	479,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Senior Sec. Notes 5.88% due 08/15/2027*	550,000	570,158
DISH DBS Corp. Company Guar. Notes 5.13% due 06/01/2029	1,000,000	962,500
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	325,000	346,125
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	800,000	841,000
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	700,000	777,875
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	600,000	600,750
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 09/01/2031*	1,725,000	1,656,517
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	450,000	452,790
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	925,000	919,148
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	450,000	485,438
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	1,091,505
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	4,165,702
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	943,711

		56,616,317
Casino Hotels — 0.3%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	1,075,000	1,107,572
Boyd Gaming Corp. Company Guar. Notes 4.75% due 06/15/2031*	250,000	257,189
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	75,000	81,054
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	400,000	418,000
MGM Resorts International Company Guar. Notes 4.75% due 10/15/2028	325,000	337,824
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	15,000	16,144
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	475,000	501,230
MGM Resorts International Company Guar. Notes 6.75% due 05/01/2025	150,000	158,156
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	1,100,000	1,108,250

		3,985,419
Casino Services — 0.2%
Caesars Entertainment, Inc. Senior Notes 4.63% due 10/15/2029*	400,000	401,920
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	600,000	631,110
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	1,125,000	1,260,056
CCM Merger, Inc. Senior Notes 6.38% due 05/01/2026*	100,000	104,750
Midwest Gaming Borrower LLC Senior Sec. Notes 4.88% due 05/01/2029*	475,000	479,218

		2,877,054
Cellular Telecom — 0.8%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	725,000	819,250
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	225,000	269,719
Sprint Nextel Corp. Company Guar. Notes 6.00% due 11/15/2022	225,000	236,020
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	375,000	377,344
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026*	875,000	880,469
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031	2,010,000	1,942,112
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	500,000	496,875

T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	750,000	770,625
T-Mobile USA, Inc. Senior Sec. Notes 3.40% due 10/15/2052*	6,000,000	5,946,373
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	290,125

		12,028,912
Chemicals-Diversified — 0.2%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	1,425,000	1,510,500
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. Senior Notes 9.00% due 07/01/2028*	475,000	513,000
Polar US Borrower LLC/Schenectady International Group, Inc. Senior Notes 6.75% due 05/15/2026*	1,025,000	1,019,137

		3,042,637
Chemicals-Specialty — 0.6%
Ashland LLC Company Guar. Notes 3.38% due 09/01/2031*	350,000	345,625
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,125,000	1,123,965
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	975,000	988,406
International Flavors & Fragrances, Inc. Senior Notes 1.23% due 10/01/2025*	4,050,000	4,000,137
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	635,000	626,738
Olympus Water US Holding Corp. Senior Sec. Notes 4.25% due 10/01/2028*	675,000	663,694
Olympus Water US Holding Corp. Senior Notes 6.25% due 10/01/2029*	750,000	748,125
WR Grace Holdings LLC Senior Sec. Notes 4.88% due 06/15/2027*	425,000	431,906
WR Grace Holdings LLC Senior Notes 5.63% due 08/15/2029*	625,000	630,469

		9,559,065
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	350,000	347,309

Coatings/Paint — 0.4%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	275,000	262,229
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,858,756
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	2,207,201

		6,328,186
Commercial Services — 0.6%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,461,370
GXO Logistics, Inc. Senior Notes 1.65% due 07/15/2026*	2,395,000	2,353,039
GXO Logistics, Inc. Senior Notes 2.65% due 07/15/2031*	2,325,000	2,298,844
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 07/15/2029*	325,000	317,769
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.75% due 07/15/2031*	575,000	560,395
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	375,000	389,901
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	700,000	732,760

		10,114,078
Commercial Services-Finance — 1.0%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,821,969
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,626,823
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,379,469
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	3,027,967
HealthEquity, Inc. Company Guar. Notes 4.50% due 10/01/2029*	425,000	429,781

MPH Acquisition Holdings LLC Senior Sec. Notes 5.50% due 09/01/2028*	625,000	620,645
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	2,250,000	2,044,687
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	2,081,976
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	778,493

		15,811,810
Communications Software — 0.1%
Consensus Cloud Solutions, Inc. Company Guar. Notes 6.00% due 10/15/2026*	450,000	458,438
Consensus Cloud Solutions, Inc. Company Guar. Notes 6.50% due 10/15/2028*	675,000	702,000

		1,160,438
Computer Data Security — 0.1%
Fortinet, Inc. Senior Notes 1.00% due 03/15/2026	1,200,000	1,169,266

Computer Services — 0.5%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	350,000	355,023
Booz Allen Hamilton, Inc. Company Guar. Notes 4.00% due 07/01/2029*	100,000	101,250
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	5,095,000	4,906,128
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,581,879
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	1,068,012
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	125,000	128,750

		8,141,042
Computer Software — 0.1%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	800,000	764,280
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	1,100,000	1,058,750

		1,823,030
Computers — 1.0%
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029	3,420,000	4,115,610
Dell International LLC/EMC Corp. Senior Notes 5.85% due 07/15/2025	2,285,000	2,626,528
Dell International LLC/EMC Corp. Senior Notes 6.20% due 07/15/2030	2,820,000	3,600,755
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,600,000	2,642,094
Dell International LLC/EMC Corp. Senior Notes 8.35% due 07/15/2046	2,000,000	3,320,637

		16,305,624
Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	100,000	107,750
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	500,000	506,250
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,125,000	1,150,402
NCR Corp. Company Guar. Notes 5.25% due 10/01/2030*	775,000	798,250
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	157,875
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	525,000	564,053

		3,284,580
Consulting Services — 0.4%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	175,000	177,406
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	200,000	208,240
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	272,501
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,127,977
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	180,948
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	4,148,851

		7,115,923

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 2.88% due 08/15/2030	850,000	817,063
Ball Corp. Company Guar. Notes 3.13% due 09/15/2031	250,000	243,125
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	400,000	401,300
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,425,000	1,379,713
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	973,562
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	700,000	765,625
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	725,000	774,844

		5,355,232
Containers-Paper/Plastic — 1.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	523,680
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	900,000	942,750
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	875,000	901,512
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,950,000	2,979,500
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,475,000	1,539,812
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	525,000	519,750
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	322,875
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU Senior Sec. Notes 4.00% due 10/15/2027*	350,000	342,475
Sealed Air Corp. Company Guar. Notes 4.00% due 12/01/2027*	350,000	365,750
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	431,000
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	150,000	156,825
Trident TPI Holdings, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,025,000	1,039,094
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	700,000	732,375
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	724,134
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,618,405
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,464,866

		17,604,803
Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	550,000	540,375
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	375,000	392,308

		932,683
Data Processing/Management — 0.6%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	270,000	281,475
Dun & Bradstreet Corp. Company Guar. Notes 10.25% due 02/15/2027*	1,005,000	1,078,365
Fidelity National Information Services, Inc. Senior Notes 3.10% due 03/01/2041	1,260,000	1,283,174
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,516,820
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,250,666

		9,410,500
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 3.63% due 09/01/2030*	675,000	691,875

Diagnostic Equipment — 0.9%
Avantor Funding, Inc. Company Guar. Notes 3.88% due 11/01/2029*	1,050,000	1,049,664

Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	1,325,000	1,374,621
Danaher Corp. Senior Notes 2.60% due 10/01/2050	2,160,000	2,102,300
PerkinElmer, Inc. Senior Notes 1.90% due 09/15/2028	2,675,000	2,625,529
PerkinElmer, Inc. Senior Notes 2.55% due 03/15/2031	1,740,000	1,764,835
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,707,251
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,172,533

		13,796,733
Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,075,000	1,080,289

Direct Marketing — 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	2,475,000	2,617,313

Disposable Medical Products — 0.2%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	875,000	871,255
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*	1,475,000	1,497,125
Teleflex, Inc. Company Guar. Notes 4.25% due 06/01/2028*	100,000	102,745
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	129,531

		2,600,656
Distribution/Wholesale — 0.3%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	152,063
American Builders & Contractors Supply Co., Inc. Senior Notes 3.88% due 11/15/2029*	350,000	344,312
BCPE Empire Holdings, Inc. Senior Notes 7.63% due 05/01/2027*	1,875,000	1,856,250
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,475,000	1,469,469
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,425,000	1,428,562

		5,250,656
Diversified Banking Institutions — 9.1%
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	2,325,000	2,353,070
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	5,600,000	5,672,901
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,642,000
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	4,000,000	4,143,030
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,223,629
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,457,969
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,079,834
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,594,264
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,772,839
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	3,041,212
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	5,625,000	5,651,826
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,250,000	2,286,533
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,450,816
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,196,554
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,594,873
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,715,529
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,490,360
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,440,871

Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,851,803
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	5,000,000	4,917,573
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	5,700,000	5,726,788
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,165,412
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,501,008
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,964,299
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,049,374
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,700,000	5,751,372
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,041,897
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,570,331
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,289,964
JPMorgan Chase & Co. Sub. Notes 8.00% due 04/29/2027	460,000	600,623
Morgan Stanley Senior Notes 1.59% due 05/04/2027	4,115,000	4,077,237
Morgan Stanley Senior Notes 1.93% due 04/28/2032	5,000,000	4,763,680
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,197,546
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	9,059,477
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,203,511
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,779,227
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,252,837

		144,572,069
Diversified Manufacturing Operations — 0.5%
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,384,254
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	969,509
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,346,377
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,073,910

		7,774,050
Drug Delivery Systems — 0.6%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,305,570
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,742,778
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,865,997

		8,914,345
E-Commerce/Services — 0.8%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,820,000	2,147,188
Cars.com, Inc. Company Guar. Notes 6.38% due 11/01/2028*	1,175,000	1,229,755
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	4,850,000	4,897,272
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	825,000	855,938
Match Group Holdings II LLC Senior Notes 3.63% due 10/01/2031*	350,000	339,759
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	775,000	797,281
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	625,000	649,425
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	450,000	469,125
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	600,000	609,774

		11,995,517
Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,615,090

WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	250,000	265,000
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	1,050,000	1,158,055

		4,038,145
Electric-Distribution — 0.3%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,169,701
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,622,153

		4,791,854
Electric-Generation — 0.2%
Vistra Operations Co. LLC Senior Notes 4.38% due 05/01/2029*	825,000	816,750
Vistra Operations Co., LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	358,750
Vistra Operations Co., LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	437,622
Vistra Operations Co., LLC Company Guar. Notes 5.63% due 02/15/2027*	1,000,000	1,030,320

		2,643,442
Electric-Integrated — 1.8%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,595,420
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,342,756
Black Hills Corp. Senior Notes 2.50% due 06/15/2030	1,210,000	1,214,953
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,521,472
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,736,237
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,331,095
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,250,563
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	140,936
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,489,211
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,620,180
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	4,967,094
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	611,381
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,220,600
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,111,900
Puget Energy, Inc. Senior Sec. Notes 2.38% due 06/15/2028	925,000	915,687

		29,069,485
Electronic Components-Misc. — 0.1%
Hubbell, Inc. Senior Notes 2.30% due 03/15/2031	2,100,000	2,081,460

Electronic Components-Semiconductors — 1.0%
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	3,440,000	3,389,692
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	3,000,000	3,096,998
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	960,000	989,404
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	540,000	554,876
Micron Technology, Inc. Senior Notes 2.70% due 04/15/2032	3,175,000	3,169,571
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	2,963,125
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	275,000	278,094
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	325,000	335,982
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	425,000	456,344
Synaptics, Inc. Company Guar. Notes 4.00% due 06/15/2029*	275,000	277,750

		15,511,836

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,532,549
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,499,006
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,570,280
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	6,085,000	6,009,546

		15,611,381
Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	5,950,976

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	1,625,000	1,680,673
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	102,000
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	543,889
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,250,000	1,331,250

		3,657,812
Enterprise Software/Service — 0.6%
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	375,000	391,875
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	200,000	197,750
Clarivate Science Holdings Corp. Senior Notes 4.88% due 07/01/2029*	875,000	871,238
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL Senior Sec. Notes 4.63% due 05/01/2028*	1,025,000	1,012,187
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	300,000	304,980
Oracle Corp. Senior Notes 3.60% due 04/01/2050	4,300,000	4,384,882
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	1,475,000	1,408,625
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	1,600,000	1,658,000

		10,229,537
Entertainment Software — 0.0%
ROBLOX Corp. Senior Notes 3.88% due 05/01/2030*	725,000	722,281

Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 4.88% due 03/15/2028	475,000	476,187
Navient Corp. Senior Notes 5.00% due 03/15/2027	150,000	152,960
Navient Corp. Senior Notes 5.88% due 10/25/2024	675,000	721,345
Navient Corp. Senior Notes 6.75% due 06/25/2025	250,000	275,143
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	165,563

		1,791,198
Finance-Credit Card — 0.7%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,305,880
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,848,183
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,320,148

		11,474,211
Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,840,696
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,635,761
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. Senior Notes 2.63% due 10/15/2031	3,150,000	3,093,892
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	3,475,000	3,975,825

		11,546,174
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.63% due 12/01/2027	2,650,000	2,817,167

Finance-Mortgage Loan/Banker — 0.4%
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	875,000	801,719
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.88% due 03/01/2031*	1,250,000	1,234,751
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 2.88% due 10/15/2026*	425,000	421,422
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	475,000	471,437
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 4.00% due 10/15/2033*	325,000	320,096
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	1,550,000	1,542,250
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	875,000	850,937

		5,642,612
Finance-Other Services — 0.2%
Cboe Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,287,651

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	255,625

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,346,105

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	150,000	153,563
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	1,400,000	1,431,500
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	750,000	789,292

		2,374,355
Food-Meat Products — 0.6%
Smithfield Foods, Inc. Senior Notes 2.63% due 09/13/2031*	3,230,000	3,117,595
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	4,220,000	4,223,442
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,581,467

		8,922,504
Food-Misc./Diversified — 1.1%
General Mills, Inc. Senior Notes 3.00% due 02/01/2051*	1,077,000	1,098,864
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,254,000	1,311,929
Kraft Heinz Foods Co. Company Guar. Notes 4.25% due 03/01/2031	800,000	904,024
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	6,535,000	7,588,343
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	650,000	825,904
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	525,000	537,810
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	870,000	884,382
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	550,000	540,454
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	375,000	376,875
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	575,000	600,127
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,725,000	2,827,187

		17,495,899
Food-Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.25% due 03/15/2026*	175,000	177,844
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 02/15/2023*	125,000	127,187
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*	2,150,000	2,119,223

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	175,000	187,574
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	284,000	288,084
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,411,130
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,617,197
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,381,080

		9,309,319
Food-Wholesale/Distribution — 0.5%
Performance Food Group, Inc. Company Guar. Notes 4.25% due 08/01/2029*	625,000	625,000
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	5,175,000	6,258,397
US Foods, Inc. Company Guar. Notes 4.75% due 02/15/2029*	1,100,000	1,112,947
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	200,000	209,000

		8,205,344
Gambling (Non-Hotel) — 0.4%
Affinity Gaming Senior Sec. Notes 6.88% due 12/15/2027*	1,100,000	1,140,370
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	225,000	236,419
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	275,000	285,312
Mohegan Gaming & Entertainment Sec. Notes 8.00% due 02/01/2026*	2,200,000	2,260,500
Raptor Acquisition Corp./Raptor Co-Issuer LLC Senior Sec. Notes 4.88% due 11/01/2026*	250,000	252,290
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	800,000	904,064
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	525,000	557,156
Scientific Games International, Inc. Company Guar. Notes 8.63% due 07/01/2025*	700,000	755,440

		6,391,551
Gas-Distribution — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	100,000	108,375
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	351,000
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	195,764
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	950,000	1,059,250
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	1,580,000	1,598,672
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,914,341
National Fuel Gas Co. Senior Notes 5.50% due 01/15/2026	2,025,000	2,311,780
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,128,723
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,268,389

		11,936,294
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	650,000	634,147
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.75% due 05/01/2029*	475,000	475,000
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	75,000	78,184
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	275,000	295,281
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 4.38% due 08/15/2028*	300,000	309,915

		1,792,527

Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,075,000	951,375

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	950,000	912,009
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	625,000	633,131
Calpine Corp. Senior Notes 4.63% due 02/01/2029*	250,000	242,500
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	525,000	514,552
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	425,000	422,875
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	68,000	69,969
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	125,000	121,875
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	125,000	121,875
NRG Energy, Inc. Company Guar. Notes 3.88% due 02/15/2032*	775,000	759,500
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	775,000	825,375
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	475,000	503,500
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	175,000	181,233

		5,308,394
Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	150,000	147,937
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	225,000	237,462

		385,399
Insurance Brokers — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	1,725,000	1,781,063
AmWINS Group, Inc. Senior Notes 4.88% due 06/30/2029*	1,250,000	1,247,875
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	1,100,000	1,091,750
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,393,906
BroadStreet Partners, Inc. Senior Notes 5.88% due 04/15/2029*	2,100,000	2,063,250
HUB International, Ltd. Company Guar. Notes 7.00% due 05/01/2026*	4,925,000	5,078,906
USI, Inc. Senior Notes 6.88% due 05/01/2025*	2,500,000	2,537,500

		15,194,250
Insurance-Life/Health — 0.8%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,926,123
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,175,248
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,761,289
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,282,726
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,194,556
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	3,089,324

		13,429,266
Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,239,964
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,984,893

		8,224,857
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	694,061
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,595,634
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	635,847

		2,925,542

Insurance-Property/Casualty — 0.0%
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	450,000	473,625

Interior Design/Architecture — 0.1%
Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	1,050,000	976,500

Investment Management/Advisor Services — 0.6%
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,262,330
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,050,476
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	150,000	152,250
NFP Corp. Senior Notes 6.88% due 08/15/2028*	3,300,000	3,352,613
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	933,426
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,175,011

		9,926,106
Machinery-Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 5.00% due 05/15/2029*	350,000	357,000

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	770,000	783,756
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,298,777

		3,082,533
Machinery-General Industrial — 0.1%
Stevens Holding Co., Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	215,500
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	925,000	941,465
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	970,000	1,026,701

		2,183,666
Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	1,580,000	1,580,128

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	585,000	596,636
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,365,551

		2,962,187
Medical Labs & Testing Services — 0.2%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.50% due 04/01/2030*	500,000	496,250
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	225,000	227,250
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	225,000	232,594
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	225,000	232,875
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,207,254
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	200,000	207,314
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	525,000	550,499
Syneos Health, Inc. Company Guar. Notes 3.63% due 01/15/2029*	725,000	715,575

		3,869,611
Medical Products — 0.4%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	4,047,235
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,708,305

		5,755,540
Medical-Biomedical/Gene — 1.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,060,000	5,162,498
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,029,586

Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	3,150,000	3,089,556
Biogen, Inc. Senior Notes 3.25% due 02/15/2051*	2,631,000	2,631,723
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,185,000	1,120,980
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	3,920,000	3,690,537

		16,724,880
Medical-Drugs — 1.5%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	3,950,000	4,176,984
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,575,000	3,822,208
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	955,000	960,878
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	890,000	959,306
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	850,000	902,063
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	600,000	637,500
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	997,784
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,256,410
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	760,747
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	1,225,000	1,339,939
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	4,195,000	5,707,993
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	225,000	228,094
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	1,075,000	1,108,787
Prestige Brands, Inc. Company Guar. Notes 3.75% due 04/01/2031*	300,000	289,853
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	275,000	286,688

		23,435,234
Medical-HMO — 0.7%
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	5,250,000	5,252,453
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	1,014,862
Centene Corp. Senior Notes 2.45% due 07/15/2028	350,000	348,813
Centene Corp. Senior Notes 2.63% due 08/01/2031	850,000	836,162
Centene Corp. Senior Notes 3.00% due 10/15/2030	125,000	127,048
Centene Corp. Senior Notes 3.38% due 02/15/2030	275,000	281,875
Centene Corp. Senior Notes 4.25% due 12/15/2027	1,075,000	1,126,062
Centene Corp. Senior Notes 4.63% due 12/15/2029	1,075,000	1,159,656
Molina Healthcare, Inc. Senior Notes 4.38% due 06/15/2028*	750,000	776,250

		10,923,181
Medical-Hospitals — 1.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	125,000	127,500
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	75,000	78,188
AHP Health Partners, Inc. Senior Notes 5.75% due 07/15/2029*	475,000	477,375
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	250,000	261,612
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.00% due 01/15/2029*	100,000	105,375
CHS/Community Health Systems, Inc. Sec. Notes 6.13% due 04/01/2030*	700,000	688,072
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	275,000	286,000
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	1,375,000	1,414,648

CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	600,000	633,750
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 12/15/2027*	200,000	216,750
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	925,000	972,776
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	3,050,000	3,088,574
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,500,000	1,668,750
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	125,000	142,356
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	850,000	996,183
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	500,000	569,375
Legacy LifePoint Health LLC Senior Sec. Notes 6.75% due 04/15/2025*	375,000	392,812
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	225,000	222,750
LifePoint Health, Inc. Company Guar. Notes 5.38% due 01/15/2029*	800,000	784,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,625,000	1,714,375
Tenet Healthcare Corp. Senior Sec. Notes 4.25% due 06/01/2029*	750,000	759,210
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	154,000	155,925
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 06/15/2028*	50,000	52,063
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	625,000	640,625
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	525,000	548,625
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,500,000	1,574,925
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	375,000	389,531
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	700,000	752,500
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	75,000	79,594

		19,794,219
Medical-Outpatient/Home Medical — 0.1%
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	1,900,000	1,881,361

Medical-Wholesale Drug Distribution — 0.1%
AdaptHealth LLC Company Guar. Notes 4.63% due 08/01/2029*	700,000	693,000
AdaptHealth LLC Company Guar. Notes 5.13% due 03/01/2030*	775,000	778,875
Vizient, Inc. Senior Notes 6.25% due 05/15/2027*	275,000	288,230

		1,760,105
Metal Products-Distribution — 0.3%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	2,024,264
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,416,196

		5,440,460
Metal-Copper — 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	125,000	129,063
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	575,000	598,701
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	825,000	888,937
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	250,000	260,750
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	375,000	410,438
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	475,000	580,260

		2,868,149
Metal-Diversified — 0.4%
Glencore Funding LLC Company Guar. Notes 2.63% due 09/23/2031*	3,000,000	2,924,047
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	2,790,000	2,795,206

		5,719,253

Multimedia — 0.5%
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	3,108,072
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,870,826
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	940,000	1,186,215

		7,165,113
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	750,000	729,713

Networking Products — 0.1%
Logan Merger Sub, Inc. Senior Sec. Notes 5.50% due 09/01/2027*	1,400,000	1,401,246

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	150,000	152,100
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	336,375
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	200,000	219,000

		707,475
Office Furnishings-Original — 0.0%
Interface, Inc. Company Guar. Notes 5.50% due 12/01/2028*	550,000	570,625

Oil Companies-Exploration & Production — 2.4%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	400,000	408,000
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	350,000	370,475
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	100,000	110,700
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	81,000	91,125
Apache Corp. Senior Notes 4.88% due 11/15/2027	450,000	488,250
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 5.88% due 06/30/2029*	375,000	379,605
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Company Guar. Notes 7.00% due 11/01/2026*	1,225,000	1,263,771
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	175,000	190,313
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	450,000	456,525
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	150,000	147,983
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	125,000	118,750
Callon Petroleum Co. Company Guar. Notes 8.25% due 07/15/2025	550,000	544,808
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	75,000	74,625
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	900,000	920,250
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 02/01/2026*	100,000	104,250
Chesapeake Energy Corp. Company Guar. Notes 5.88% due 02/01/2029*	125,000	132,813
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024	650,000	17,875
Comstock Resources, Inc. Company Guar. Notes 5.88% due 01/15/2030*	175,000	181,965
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	1,325,000	1,424,375
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	400,000	436,500
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	900,000	1,077,750
Coterra Energy, Inc. Senior Notes 3.90% due 05/15/2027*	1,330,000	1,451,174
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.00% due 05/01/2029*	150,000	154,500

CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,175,000	1,201,437
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	275,000	288,750
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	475,000	500,905
EQT Corp. Senior Notes 3.13% due 05/15/2026*	425,000	428,187
EQT Corp. Senior Notes 3.63% due 05/15/2031*	275,000	280,844
EQT Corp. Senior Notes 3.90% due 10/01/2027	250,000	266,750
EQT Corp. Senior Notes 5.00% due 01/15/2029	150,000	166,642
EQT Corp. Senior Notes 6.63% due 02/01/2025	175,000	196,875
Hess Corp. Senior Notes 5.60% due 02/15/2041	4,221,000	5,311,912
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	1,980,000	2,196,161
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	175,000	185,063
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	250,000	253,125
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	300,000	306,102
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	450,000	465,750
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	813,733
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	675,000	678,375
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	860,001
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	225,000	224,932
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	425,000	471,750
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	725,000	868,187
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	550,000	673,007
Occidental Petroleum Corp. Senior Notes 8.00% due 07/15/2025	350,000	413,000
Occidental Petroleum Corp. Senior Notes 8.88% due 07/15/2030	650,000	880,750
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	650,000	668,687
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	202,750
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	4,015,000	3,873,369
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	325,000	338,812
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	299,000	307,351
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	250,000	282,250
Range Resources Corp. Company Guar. Notes 9.25% due 02/01/2026	400,000	432,000
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	450,000	461,700
SM Energy Co. Senior Notes 5.63% due 06/01/2025	375,000	375,937
SM Energy Co. Senior Notes 6.50% due 07/15/2028	75,000	78,375
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	129,063
SM Energy Co. Senior Notes 6.75% due 09/15/2026	775,000	794,375
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	400,000	421,992
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	525,000	585,375
Tap Rock Resources LLC Senior Notes 7.00% due 10/01/2026*	525,000	540,750

		37,971,406

Oil Companies-Integrated — 0.6%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	1,485,000	1,437,994
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,325,000	5,190,482
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	3,007,820

		9,636,296
Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,969,618
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	1,225,000	1,428,673
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	1,009,510
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,685,009
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,244,034
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	2,139,086

		9,475,930
Oil-Field Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	700,000	724,500
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	2,025,000	2,111,063
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,450,000	1,498,937
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	1,275,000	1,324,406

		5,658,906
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	400,000	405,500
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,239,125

		1,644,625
Pharmacy Services — 1.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	1,202,000	1,262,049
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,540,221
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,864,207
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,198,299
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,824,762
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	3,600,482
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,662,786
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	249,870	271,338

		18,224,144
Pipelines — 5.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 06/15/2029*	975,000	1,016,437
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	1,425,000	1,471,312
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,125,000	1,175,625
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	725,000	792,969
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	1,915,000	1,989,750
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,119,099

Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	450,000	444,375
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	325,000	322,140
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031*	1,200,000	1,248,019
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	450,000	480,456
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028	350,000	367,045
CNX Midstream Partners LP Company Guar. Notes 4.75% due 04/15/2030*	700,000	700,875
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,273,302
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,717,813
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	825,000	835,857
Eastern Gas Transmission & Storage, Inc. Senior Notes 3.00% due 11/15/2029*	1,200,000	1,248,436
Energy Transfer LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,543,579
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	3,013,000	3,508,051
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,553,072
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	475,000	486,875
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	127,000	133,681
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,150,000	1,190,624
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	950,000	1,046,358
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	325,000	352,625
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	725,000	806,563
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	700,000	832,594
Hess Midstream Operations LP Company Guar. Notes 4.25% due 02/15/2030*	350,000	350,000
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	725,000	753,058
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	475,000	476,078
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	3,221,501
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	776,546
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	4,091,052
MPLX LP Senior Notes 4.00% due 03/15/2028	850,000	934,809
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,544,492
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,774,562
MPLX LP Senior Notes 5.20% due 12/01/2047	2,740,000	3,348,669
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,250,000	1,310,937
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	159,375
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	100,000	109,595
Oasis Midstream Partners LP/OMP Finance Corp. Company Guar. Notes 8.00% due 04/01/2029*	600,000	651,750
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	2,650,000	2,695,066
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	2,500,000	2,972,988
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,825,000	3,461,771
Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	350,000	365,750

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	575,000	575,288
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	800,000	714,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.00% due 01/15/2032*	325,000	335,390
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	175,000	188,690
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	825,000	868,180
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	646,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	1,400,000	1,538,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,325,000	1,383,393
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	75,000	80,344
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,398,518
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,532,287
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	404,000
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	250,000	252,500
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	325,000	351,000
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	300,000	352,038
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	350,000	378,875
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	125,000	137,525
Western Midstream Operating LP Senior Notes 5.30% due 02/01/2030	100,000	109,625
Western Midstream Operating LP Senior Notes 5.30% due 03/01/2048	1,475,000	1,718,375
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	200,000	238,756
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	3,596,833

		82,456,679
Pollution Control — 0.1%
Madison IAQ LLC Senior Sec. Notes 4.13% due 06/30/2028*	125,000	124,353
Madison IAQ LLC Senior Notes 5.88% due 06/30/2029*	1,850,000	1,836,125

		1,960,478
Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	875,000	847,788

Publishing-Newspapers — 0.1%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028	400,000	403,500
TEGNA, Inc. Company Guar. Notes 4.75% due 03/15/2026*	175,000	182,228
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029	1,375,000	1,392,084
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	147,000	148,654

		2,126,466
Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,171,406
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	450,000	476,438

		1,647,844
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 4.13% due 07/01/2029*	300,000	292,500
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	125,000	129,063

		421,563

Radio — 0.3%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	1,036,000	1,077,440
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	1,200,000	1,203,000
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	875,000	867,344
Townsquare Media, Inc. Senior Sec. Notes 6.88% due 02/01/2026*	275,000	287,375
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	1,100,000	1,154,769

		4,589,928
Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,745,000	1,637,918
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,356,514
American Tower Corp. Senior Notes 2.70% due 04/15/2031	3,000,000	3,055,133
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,612,968
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,982,278
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,478,245
Crown Castle International Corp. Senior Notes 2.50% due 07/15/2031	1,775,000	1,760,793
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	2,435,000	2,447,032
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,905,129
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,817,341
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	1,905,000	1,800,454
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,994,113
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	501,223
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,897,335
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 3.88% due 02/15/2029*	100,000	105,902
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 09/01/2026	375,000	406,781
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.63% due 06/15/2025*	150,000	161,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	150,000	162,727
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,402,701
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,777,524
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,700,948
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,286,944
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	50,000	50,875
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	175,000	183,750
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	375,000	389,415
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	475,000	506,766
Welltower, Inc. Senior Notes 2.80% due 06/01/2031	5,300,000	5,445,629

WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	1,975,000	1,949,743
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,033,972

		53,811,403
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	325,000	346,938

Rental Auto/Equipment — 0.7%
Ashtead Capital, Inc. Company Guar. Notes 2.45% due 08/12/2031*	3,250,000	3,198,230
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	928,240
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,570,628
United Rentals North America, Inc. Company Guar. Notes 3.75% due 01/15/2032	250,000	249,400
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	209,556
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	200,000	201,480
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	150,000	153,044
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	923,606
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	250,000	262,030

		11,696,214
Research & Development — 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	475,000	493,406
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	375,000	402,188

		895,594
Resorts/Theme Parks — 0.2%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	1,375,000	1,400,781
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	200,000	201,500
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	775,000	802,125
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	250,000	265,625

		2,670,031
Retail-Apparel/Shoe — 0.0%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	175,000	171,500
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	250,000	245,000

		416,500
Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	1,845,000	1,813,892
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	2,450,000	2,703,915
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,037,959
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,158,373

		8,714,139
Retail-Automobile — 0.1%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	1,025,000	1,191,270

Retail-Building Products — 0.4%
Foundation Building Materials, Inc. Company Guar. Notes 6.00% due 03/01/2029*	1,450,000	1,399,250
GYP Holdings III Corp. Company Guar. Notes 4.63% due 05/01/2029*	2,075,000	2,049,062
SRS Distribution, Inc. Company Guar. Notes 6.13% due 07/01/2029*	575,000	591,531
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	1,175,000	1,210,144
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*(1)	650,000	657,196

		5,907,183

Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,699,189
Retail-Gardening Products — 0.2%
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,800,000	2,668,477
Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.00% due 06/01/2031*	1,050,000	1,076,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,050,000	1,088,063
		2,164,313
Retail-Regional Department Stores — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	625,000	656,438
Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	724,500
Yum! Brands, Inc. Senior Notes 4.63% due 01/31/2032	675,000	703,688
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	250,000	267,500
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	100,000	106,345
		1,802,033
Retail-Sporting Goods — 0.0%
Academy, Ltd. Senior Sec. Notes 6.00% due 11/15/2027*	475,000	505,875
Rubber/Plastic Products — 0.2%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	2,425,000	2,506,844
Security Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	750,000	739,140
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	675,000	709,764
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 9.75% due 07/15/2027*	2,775,000	2,983,125
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	150,000	157,215
		4,589,244
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,988,190
Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 3.63% due 05/01/2029*	425,000	428,187
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,808,834
		2,237,021
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,635,748
Software Tools — 0.4%
VMware, Inc. Senior Notes 2.20% due 08/15/2031	5,885,000	5,730,427
Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	620,805
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	6,186,968
		6,807,773
Steel-Producers — 0.8%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,474,616
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	900,000	929,250
Cleveland-Cliffs, Inc. Company Guar. Notes 4.88% due 03/01/2031*	1,325,000	1,379,656
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,064,271
		12,847,793
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,378,344

Telecommunication Equipment — 0.0%
Viavi Solutions, Inc. Company Guar. Notes 3.75% due 10/01/2029*	175,000	173,740
Telephone-Integrated — 3.2%
AT&T, Inc. Senior Notes 1.70% due 03/25/2026	4,500,000	4,519,048
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	2,300,000	2,218,870
AT&T, Inc. Senior Notes 2.55% due 12/01/2033	6,999,000	6,802,120
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,600,000	2,778,238
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	4,261,000	4,475,838
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	875,000	922,631
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,866,306
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	1,875,000	2,411,674
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,981,583
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	225,000	284,882
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	3,570,000	3,599,892
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	6,165,000	6,457,327
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	6,480,849
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,544,025
		51,343,283
Television — 0.6%
AMC Networks, Inc. Company Guar. Notes 4.25% due 02/15/2029	925,000	911,125
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	179,375
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	660,000	667,425
Gray Escrow II, Inc. Senior Notes 5.38% due 11/15/2031*	775,000	785,153
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	375,000	369,893
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,250,000	1,289,062
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	347,750
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	225,000	223,875
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	850,000	831,938
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	800,000	812,000
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	375,000	360,469
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	475,000	453,625
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,950,000	1,998,750
		9,230,440
Tobacco — 0.7%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,531,297
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	5,888,552
		10,419,849
Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	900,000	895,500
Transport-Rail — 0.6%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	3,082,892
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,995,541
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,435,678
Watco Cos. LLC/Watco Finance Co. Senior Notes 6.50% due 06/15/2027*	1,275,000	1,354,687
		9,868,798

Transport-Services — 0.6%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,301,702
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,506,531
Ryder System, Inc. Senior Notes 2.90% due 12/01/2026	3,000,000	3,162,671
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,499,564
		9,470,468
Trucking/Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.20% due 11/15/2025*	2,275,000	2,233,387
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,540,855
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,907,043
		8,681,285
Water — 0.0%
Solaris Midstream Holdings LLC Company Guar. Notes 7.63% due 04/01/2026*	225,000	237,308
Web Hosting/Design — 0.1%
VeriSign, Inc. Senior Notes 2.70% due 06/15/2031	1,220,000	1,232,212
Total U.S. Corporate Bonds & Notes (cost $1,275,639,418)		1,359,188,219
FOREIGN CORPORATE BONDS & NOTES — 11.6%
Aerospace/Defense-Equipment — 0.1%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	775,000	816,245
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	1,250,000	1,310,908
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	725,000	780,281
		2,091,189
Applications Software — 0.0%
Elastic NV Senior Notes 4.13% due 07/15/2029*	550,000	547,187
Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,875,000	1,908,909
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	45,000	47,413
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	3,425,000	3,638,274
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	425,000	437,750
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	875,000	895,764
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(1)	550,000	570,625
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029*(1)	375,000	405,469
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Senior Sec. Notes 6.25% due 05/15/2026*	135,000	141,244
		8,045,448
Beverages-Non-alcoholic — 0.4%
Coca-Cola European Partners PLC Senior Notes 1.50% due 01/15/2027*	2,250,000	2,223,318
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	4,973,175
		7,196,493
Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,386,803
Cable/Satellite TV — 1.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	1,014,035
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,107,009
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	2,033,850
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,800,000	1,829,970

Virgin Media Finance PLC Company Guar. Notes 5.00% due 07/15/2030*	1,000,000	994,338
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	200,000	199,750
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	211,032
Virgin Media Vendor Financing Notes IV DAC Senior Notes 5.00% due 07/15/2028*	1,050,000	1,066,370
Ziggo Bond Co. BV Company Guar. Notes 5.13% due 02/28/2030*	225,000	227,700
Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	1,350,000	1,393,875
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	917,000	939,925
		18,017,854
Cellular Telecom — 0.2%
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.25% due 01/31/2031*	325,000	316,423
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.75% due 07/15/2031*	950,000	954,750
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,617,142
		2,888,315
Chemicals-Diversified — 0.0%
INEOS Quattro Finance 2 PLC Senior Sec. Notes 3.38% due 01/15/2026*	200,000	198,750
Chemicals-Other — 0.0%
SPCM SA Senior Notes 3.38% due 03/15/2030*	325,000	317,688
Chemicals-Specialty — 0.1%
Diamond BC BV Company Guar. Notes 4.63% due 10/01/2029*	575,000	579,025
Herens Holdco SARL Senior Sec. Notes 4.75% due 05/15/2028*	1,275,000	1,264,864
		1,843,889
Coatings/Paint — 0.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV Company Guar. Notes 4.75% due 06/15/2027*	150,000	154,313
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	425,000	432,438
Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	2,340,000	2,664,589
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 3.38% due 07/15/2031*	525,000	503,139
Seagate Technology PLC Company Guar. Notes 3.13% due 07/15/2029*	875,000	839,344
		1,342,483
Containers-Metal/Glass — 0.5%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)	1,925,000	2,016,437
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 4.00% due 09/01/2029*	875,000	870,100
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,100,000	1,097,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	1,350,000	1,346,625
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	1,000,000	1,038,730
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	950,000	1,001,880
		7,371,022
Diagnostic Equipment — 0.4%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,732,964
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	4,675,344
		6,408,308

Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	3,941,941
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	6,696,360
		10,638,301
Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	4,155,000	4,146,257
Diversified Operations — 0.1%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	825,000	845,625
Electric-Integrated — 0.8%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,706,047
Enel Finance International NV Company Guar. Notes 2.25% due 07/12/2031*	5,000,000	4,897,837
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,160,279
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,389,003
		12,153,166
Electronic Components-Misc. — 0.1%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,126,159
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	350,000	355,481
		2,481,640
Electronic Components-Semiconductors — 0.0%
ams AG Senior Notes 7.00% due 07/31/2025*	650,000	688,187
Electronic Security Devices — 0.2%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,400,000	3,662,927
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	300,000	302,250
Finance-Leasing Companies — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	1,830,000	1,800,712
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.40% due 10/29/2033	2,500,000	2,551,407
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/15/2027	2,650,000	2,949,672
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	769,038
		8,070,829
Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	301,000	303,549
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	3,282,708
		3,586,257
Insurance Brokers — 0.1%
Ardonagh Midco 2 PLC Senior Notes 11.50% due 01/15/2027*(7)	1,086,927	1,190,185
Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	869,549
Machinery-Construction & Mining — 0.2%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	3,365,000	3,343,541
Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,767,444
Machinery-General Industrial — 0.1%
TK Elevator Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	874,000	926,440
Medical-Biomedical/Gene — 0.0%
Grifols Escrow Issuer SA Senior Notes 4.75% due 10/15/2028*	300,000	304,500
Medical-Drugs — 1.3%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	1,660,000	1,475,687
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,319,014

AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,139,405
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	225,000	230,906
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	625,000	576,888
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	275,000	252,313
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	475,000	428,089
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 02/15/2031*	1,300,000	1,168,414
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	381,026
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	340,270
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	1,150,000	1,114,062
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	650,000	658,782
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	725,000	505,688
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	450,000	446,625
Jazz Securities DAC Senior Sec. Notes 4.38% due 01/15/2029*	1,075,000	1,104,562
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*†(5)(6)	1,675,000	753,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*†(5)(6)	1,350,000	607,500
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	1,660,000	1,624,342
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,570,000	1,599,076
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	786,803

		20,513,202
Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	625,000	606,250
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	525,000	498,750
Precision Drilling Corp. Company Guar. Notes 6.88% due 01/15/2029*	550,000	567,875
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	231,420
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	550,000	424,710

		2,329,005
Oil Companies-Exploration & Production — 0.7%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,240,508
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	6,236,236
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,163,242

		10,639,986
Oil Companies-Integrated — 0.4%
Cenovus Energy, Inc. Senior Notes 3.75% due 02/15/2052	3,780,000	3,820,473
Cenovus Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,751,140

		6,571,613
Retail-Restaurants — 0.3%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*	250,000	242,500
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	700,000	698,306
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	3,450,000	3,342,118
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	250,000	251,310

		4,534,234

Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023†(5)(6)	550,000	276,375
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*†(5)(6)	550,000	283,250
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*†(5)(6)	200,000	100,500

		660,125
Security Services — 0.3%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	275,000	272,511
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	575,000	569,250
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	1,325,000	1,295,188
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	2,372,000	2,561,760

		4,698,709
Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,326,945

Telephone-Integrated — 0.4%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,928,167
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,543,770
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,254,178

		6,726,115
Transport-Rail — 0.3%
Canadian Pacific Railway Co. Company Guar. Notes 7.13% due 10/15/2031	2,950,000	4,103,740

Total Foreign Corporate Bonds & Notes (cost $174,293,894)		184,803,786

COMMON STOCKS — 0.1%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B†	10,938	251,574

Oil-Field Services — 0.1%
SESI LLC†(2)(3)	24,834	1,105,113

Retail-Misc./Diversified — 0.0%
Party City Holdco, Inc.†	1	9

Total Common Stock (cost $1,035,385)		1,356,696

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,464,322

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 1.86% (3 ML+1.74%) due 02/15/2067*	2,400,000	2,112,000

Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024*(4)	5,000,000	5,312,500

Insurance-Life/Health — 0.4%
AXA SA 8.60% due 12/15/2030	4,000,000	5,887,647

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due to 08/01/2069	900,000	1,525,835
USF&G Capital III 8.31% due 07/01/2046*	250,000	385,584

		1,911,419
Total Preferred Securities/Capital Securities (cost $15,755,512)		18,687,888

ESCROWS AND LITIGATION TRUSTS† — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(2)	30,000	300
Ultra Resources, Inc. Escrow Notes 7.13% due 04/15/2025(2)	350,000	0

Total Escrows and Litigation Trusts (cost $1,211,640)		300

WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Expires 02/09/2026	1,156	44,298
Chesapeake Energy Corp. Expires 02/09/2026	3,894	130,060

Total Warrants (cost $477,666)		174,358

TOTAL INVESTMENTS (cost $1,468,413,515)	98.3%	1,564,211,247
Other assets less liabilities	1.7	27,026,326

NET ASSETS	100.0%	$1,591,237,573

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $489,698,682 representing 30.8% of net assets.

†	Non-income producing security

(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 1).
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2021,the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/10/2021	5,030	$145,870
	02/16/2021	19,804	574,316

		24,834	$720,186	$1,105,113	$44.50	0.07%

(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	Company has filed for bankruptcy protection.
(6)	Security in default.
(7)

PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of October 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

ULC — Unlimited Liability Corp.

Index Legend

3 ML — 3 Month USD Libor

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
205	Long	U.S. Treasury Long Bonds	December 2021	$33,515,901	$32,972,969	$(542,932)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$1,359,188,219	$—	$1,359,188,219
Foreign Corporate Bonds & Notes	—	184,803,786	—	184,803,786
Common Stocks:
Oil-Field Services	—	—	1,105,113	1,105,113
Other Industries	251,583	—	—	251,583
Preferred Securities/Capital Securities	—	18,687,888	—	18,687,888
Escrows and Litigation Trusts	—	—	300	300
Warrants	174,358	—	—	174,358

Total Investments at Value	$425,941	$1,562,679,893	$1,105,413	$1,564,211,247

Liabilities:
Other Financial Instruments:†
Futures Contracts	$542,932	$—	$—	$542,932

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.3%
Australia — 1.2%
Aristocrat Leisure, Ltd.	130,016	$4,565,517

Bermuda — 1.1%
IHS Markit, Ltd.	32,000	4,183,040

Canada — 9.1%
Brookfield Asset Management, Inc., Class A	87,488	5,283,401
Canadian National Railway Co.	43,416	5,770,090
Canadian Pacific Railway, Ltd.	71,050	5,499,256
CGI, Inc.†	48,520	4,334,495
Constellation Software, Inc.	2,653	4,662,450
Thomson Reuters Corp.	37,900	4,558,963
Waste Connections, Inc.	30,506	4,150,946

		34,259,601

Cayman Islands — 2.2%
Sea, Ltd. ADR†	12,160	4,177,811
Shenzhou International Group Holdings, Ltd.	197,086	4,250,502

		8,428,313

Denmark — 3.2%
DSV A/S	20,481	4,759,803
Novo Nordisk A/S, Class B	64,860	7,098,819

		11,858,622

France — 13.2%
Air Liquide SA	30,200	5,035,591
Cie de Saint-Gobain	68,960	4,747,989
Dassault Systemes SE	79,745	4,644,291
Edenred	62,306	3,368,643
EssilorLuxottica SA	23,950	4,953,061
Hermes International	3,018	4,781,411
LVMH Moet Hennessy Louis Vuitton SE	9,191	7,195,111
Pernod Ricard SA	21,154	4,859,014
Schneider Electric SE	32,210	5,544,255
Teleperformance	10,598	4,423,940

		49,553,306

Germany — 3.8%
Brenntag SE	44,368	4,218,041
Infineon Technologies AG	112,800	5,267,378
Merck KGaA	20,070	4,737,627

		14,223,046

Hong Kong — 2.7%
AIA Group, Ltd.	512,356	5,785,036
Techtronic Industries Co., Ltd.	218,400	4,494,035

		10,279,071

India — 5.1%
HDFC Bank, Ltd.	204,700	4,340,781
Kotak Mahindra Bank, Ltd.	164,520	4,486,435
Reliance Industries, Ltd. GDR*	67,400	4,583,200
Reliance Industries, Ltd. GDR (LSE)*	13,200	897,600
Tata Consultancy Services, Ltd.	105,230	4,783,613

		19,091,629

Ireland — 3.6%
Accenture PLC, Class A	12,100	4,341,359
Kingspan Group PLC	42,178	4,858,223
Linde PLC	13,438	4,289,410

		13,488,992

Israel — 1.2%
NICE, Ltd. ADR†	15,819	4,477,093

Japan — 7.1%
Hoya Corp.	32,279	4,736,708
Keyence Corp.	9,476	5,695,993
Recruit Holdings Co., Ltd.	87,660	5,823,747
Shin-Etsu Chemical Co., Ltd.	29,020	5,157,272
Tokyo Electron, Ltd.	11,480	5,323,255

		26,736,975

Jersey — 1.2%
Ferguson PLC	30,700	4,619,495

Netherlands — 8.7%
Adyen NV†*	1,716	5,178,438
Akzo Nobel NV	38,560	4,431,682
ASM International NV	11,000	4,977,042
ASML Holding NV(XAMS)	11,054	8,951,285
Ferrari NV	19,344	4,584,141
Wolters Kluwer NV	43,169	4,523,240

		32,645,828

Spain — 1.3%
Cellnex Telecom SA*	76,300	4,690,624

Sweden — 6.4%
Assa Abloy AB, Class B	171,760	5,030,000
Atlas Copco AB, Class A	78,220	5,025,826
Evolution AB*	29,600	4,788,114
Hexagon AB, Class B	285,668	4,590,380
Swedish Match AB	500,200	4,402,086

		23,836,406

Switzerland — 7.5%
Lonza Group AG	5,962	4,887,590
Nestle SA	71,680	9,458,691
Partners Group Holding AG	2,877	5,019,668
Sika AG	14,151	4,791,186
TE Connectivity, Ltd.	28,673	4,186,258

		28,343,393

Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	530,100	11,246,885

United Kingdom — 6.3%
Ashtead Group PLC	55,700	4,668,220
Diageo PLC	116,700	5,800,662
London Stock Exchange Group PLC	41,500	4,032,435
RELX PLC (LSE)	157,500	4,879,978
Rentokil Initial PLC	525,600	4,232,421

		23,613,716

United States — 11.4%
Adobe, Inc.†	6,760	4,396,434
Autodesk, Inc.†	14,000	4,446,540
Danaher Corp.	13,560	4,227,601
Mastercard, Inc., Class A	11,861	3,979,603
MercadoLibre, Inc.†	2,824	4,182,400
Moody’s Corp.	10,800	4,364,820

NVIDIA Corp.	18,746	4,792,790
Thermo Fisher Scientific, Inc.	7,000	4,431,490
Visa, Inc., Class A	18,330	3,881,744
Zoetis, Inc.	19,350	4,183,470

		42,886,892

TOTAL INVESTMENTS (cost $293,147,774)	99.3%	373,028,444
Other assets less liabilities	0.7	2,581,463

NET ASSETS	100.0%	$375,609,907

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $20,137,976 representing 5.4% of net assets.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

LSE — London Stock Exchange

Industry Allocation*
Semiconductor Equipment	5.1%
Computer Services	4.9
Medical-Drugs	4.3
Building & Construction Products-Misc.	3.9
Commercial Services-Finance	3.7
Textile-Apparel	3.0
Transport-Rail	3.0
Semiconductor Components-Integrated Circuits	3.0
Beverages-Wine/Spirits	2.9
Private Equity	2.7
Electronic Components-Semiconductors	2.7
Machinery-General Industrial	2.5
Food-Misc./Diversified	2.5
Chemicals-Specialty	2.5
Industrial Gases	2.4
Computer Aided Design	2.4
Banks-Commercial	2.4
Diagnostic Equipment	2.3
Commercial Services	2.2
Finance-Credit Card	2.0
Human Resources	1.5
Insurance-Life/Health	1.5
Industrial Automated/Robotic	1.5
Power Converter/Supply Equipment	1.5
Oil Refining & Marketing	1.4
Electronic Security Devices	1.4
Optical Supplies	1.3
Medical Labs & Testing Services	1.3
Gambling (Non-Hotel)	1.3
Apparel Manufacturers	1.3
Transport-Services	1.3
Electronic Components-Misc.	1.3
Building-Heavy Construction	1.3
Rental Auto/Equipment	1.2
Enterprise Software/Service	1.2
Distribution/Wholesale	1.2
Auto-Cars/Light Trucks	1.2
Casino Services	1.2
Multimedia	1.2
Publishing-Periodicals	1.2
Machine Tools & Related Products	1.2
Telecommunication Equipment	1.2
Coatings/Paint	1.2
Tobacco	1.2
Electronic Forms	1.2
Building-Maintenance & Services	1.1
Electronic Connectors	1.1
E-Commerce/Services	1.1
E-Commerce/Products	1.1
Non-Hazardous Waste Disposal	1.1
Finance-Other Services	1.1

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$373,028,444	$—	$—	$373,028,444

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.4%
Casino Services — 1.0%
Caesars Entertainment, Inc.†	29,600	$3,240,016

Private Corrections — 0.4%
CoreCivic, Inc.†	154,500	1,330,245

Real Estate Investment Trusts — 94.8%
Alexandria Real Estate Equities, Inc.	60,800	12,411,712
American Tower Corp.	13,000	3,665,610
Americold Realty Trust	190,300	5,608,141
CareTrust REIT, Inc.	206,000	4,274,500
CubeSmart	420,600	23,137,206
Digital Realty Trust, Inc.	124,100	19,584,221
Douglas Emmett, Inc.	182,700	5,970,636
Equinix, Inc.	21,300	17,829,591
Equity LifeStyle Properties, Inc.	146,992	12,422,294
Essex Property Trust, Inc.	46,413	15,777,171
Extra Space Storage, Inc.	36,400	7,184,268
Four Corners Property Trust, Inc.	283,600	8,224,400
Healthcare Realty Trust, Inc.	71,700	2,370,402
Healthcare Trust of America, Inc., Class A	87,500	2,921,625
Host Hotels & Resorts, Inc.†	165,900	2,792,097
Invitation Homes, Inc.	261,900	10,803,375
Lamar Advertising Co., Class A	83,000	9,395,600
Lexington Realty Trust	241,800	3,523,026
Mid-America Apartment Communities, Inc.	76,500	15,622,065
Phillips Edison & Co., Inc.	81,400	2,453,396
Prologis, Inc.	297,158	43,076,024
RLJ Lodging Trust	827,776	11,936,530
SITE Centers Corp.	516,600	8,208,774
Spirit Realty Capital, Inc.	195,400	9,560,922
Terreno Realty Corp.	89,680	6,558,298
UDR, Inc.	155,300	8,623,809
Ventas, Inc.	266,845	14,241,518
VICI Properties, Inc.	351,700	10,322,395
Washington Real Estate Investment Trust	195,300	4,950,855
Welltower, Inc.	80,264	6,453,225

		309,903,686

Real Estate Management/Services — 2.4%
CBRE Group, Inc., Class A†	74,900	7,795,592

Real Estate Operations & Development — 0.2%
WeWork, Inc.†	52,900	540,109

Telecom Services — 0.6%
Cyxtera Technologies, Inc.†	212,581	2,113,055

TOTAL INVESTMENTS (cost $231,865,666)	99.4%	324,922,703
Other assets less liabilities	0.6	2,022,175

NET ASSETS	100.0%	$326,944,878

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$324,922,703	$—	$—	$324,922,703

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 33.6%
Aerospace/Defense — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	$1,000,000	$1,297,240

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,244,018

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.25% due 10/02/2043	1,000,000	1,362,447
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	1,000,000	1,104,230

		2,466,677

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	605,000	794,316

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,030,066

Banks-Commercial — 0.2%
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,130,946

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,057,042
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	981,827
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	916,079

		3,954,948

Banks-Super Regional — 0.8%
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,074,665
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	2,000,000	2,153,811
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,537,521

		4,765,997

Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	850,965

Brewery — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,000,000	1,210,706
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,000,000	1,271,043
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	1,500,000	2,101,801

		4,583,550

Cable/Satellite TV — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,378,228
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	1,000,000	1,482,238
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	3,000,000	3,199,163
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,267,649
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	1,000,000	1,367,698

		9,694,976

Chemicals-Diversified — 0.6%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,000,000	1,288,621
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,249,063

		3,537,684

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,114,388

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	1,000,000	1,227,268

Computers — 0.8%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,018,310
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029	2,000,000	2,406,790

		4,425,100

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,000,000	1,079,853

Diversified Banking Institutions — 4.4%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,033,345
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,181,684
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	963,000	1,213,969
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,000,000	2,032,474
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,224,418
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	750,000	969,886
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	3,000,000	3,039,317
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	3,000,000	3,202,187
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,000,000	1,143,995
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,200,000	1,707,376
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,220,452
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,448,214
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,577,939

		24,995,256

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	778,000	1,073,768

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	826,881

E-Commerce/Products — 1.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	3,000,000	3,150,931
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	1,000,000	1,309,547
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,138,080

		5,598,558

Electric-Integrated — 1.4%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,137,022
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	859,000	1,069,310
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	1,244,000	1,416,981
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	1,179,000	1,277,356
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	255,545
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	1,000,000	1,030,241
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	1,956,194

		8,142,649

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,020,410

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,027,676
Oracle Corp. Senior Notes 2.65% due 07/15/2026	3,000,000	3,118,554

		4,146,230

Finance-Credit Card — 1.0%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,028,011
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	528,998
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	2,000,000	2,149,720
Visa, Inc. Senior Notes 4.30% due 12/14/2045	539,000	689,809

		5,396,538

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	717,553
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,243,161

		1,960,714

Food-Meat Products — 0.3%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	1,523,000	1,864,839

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	600,000	759,128

Gas-Distribution — 0.4%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,079,783
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	915,000	1,256,790

		2,336,573

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	1,000,000	1,059,054

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,433,939

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,270,162

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	932,811

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,097,330

Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,057,983

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,015,257
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	1,000,000	1,375,502

		3,390,759

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,000,000	3,207,447
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	1,134,000	1,334,273
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	849,909
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	844,000	1,069,996

		6,461,625

Medical-HMO — 1.2%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	2,000,000	1,998,091
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,253,992
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	2,830,222

		7,082,305

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	810,000	1,004,813

Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,732,908
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	1,000,000	1,209,777
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	1,500,000	1,695,259

		5,637,944

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	514,314

Oil Companies-Exploration & Production — 0.3%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	284,151
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	234,250
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	1,100,976

		1,619,377

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,403,073
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,025,923

		4,428,996

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	284,912
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	691,445
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	200,000	277,803

		1,254,160

Oil-Field Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 2.77% due 12/15/2022	1,000,000	1,022,462
Halliburton Co. Senior Notes 3.80% due 11/15/2025	2,085,000	2,271,778
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	745,048

		4,039,288

Pharmacy Services — 0.8%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	1,000,000	1,146,827
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	800,000	1,008,591
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,146,205
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,250,202

		4,551,825

Pipelines — 1.9%
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	2,080,000
Enterprise Products Operating LLC Company Guar. Notes 5.10% due 02/15/2045	1,000,000	1,250,916
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	1,000,000	1,321,925
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	417,416
MPLX LP Senior Notes 4.00% due 03/15/2028	1,125,000	1,237,247
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,228,936
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,000,000	1,123,968
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,069,722

		10,730,130

Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,372,897
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,304,288
Weyerhaeuser Co. Senior Notes 4.00% due 04/15/2030	2,000,000	2,244,864

		4,922,049

Retail-Building Products — 0.7%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,021,345
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	786,000	893,928
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	700,000	816,442

		3,731,715

Retail-Discount — 1.1%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,270,350
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,252,440
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,276,545
Walmart, Inc. Senior Notes 5.63% due 04/15/2041	939,000	1,369,037

		6,168,372

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,491,229

Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,000,000	1,215,679
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,173,362
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	710,000	1,010,549
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,670,932

		6,070,522

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	1,000,000	1,274,969

Toys — 0.4%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	2,000,000	2,197,633

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,329,699

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,600,453

Total U.S. Corporate Bonds & Notes (cost $178,585,975)		190,672,992

FOREIGN CORPORATE BONDS & NOTES — 5.1%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	1,000,000	1,046,000

Banks-Commercial — 0.2%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,360,039

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,174,982

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 5.00% due 05/30/2038	1,000,000	1,240,440

Diversified Banking Institutions — 0.6%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,129,500
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,095,524
Natwest Group PLC Senior Notes 5.08% due 01/27/2030	1,000,000	1,170,941

		3,395,965

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,000,000	1,217,520
E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 4.20% due 12/06/2047	1,000,000	1,123,152
Alibaba Group Holding, Ltd. Senior Notes 4.50% due 11/28/2034	1,000,000	1,128,606

		2,251,758

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,021,609

Medical-Generic Drugs — 0.3%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	263,428
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,101,393

		1,364,821

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,734,000

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,000,000	1,252,871
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	1,000,000	1,478,969
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,015,064

		4,746,904

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,634,340

Pipelines — 0.6%
Enbridge, Inc. Company Guar. Notes 3.13% due 11/15/2029	1,500,000	1,588,163
TransCanada PipeLines, Ltd. Senior Notes 6.20% due 10/15/2037	1,500,000	2,041,452

		3,629,615

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	1,000,000	947,294

Total Foreign Corporate Bonds & Notes (cost $27,818,850)		28,765,287

U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Bank — 1.9%
1.50% due 08/15/2024	1,500,000	1,531,901
1.88% due 11/29/2021	1,500,000	1,502,104
2.00% due 09/09/2022	1,000,000	1,016,120
2.50% due 12/09/2022	1,000,000	1,025,509
2.63% due 12/10/2021	2,000,000	2,005,450
2.88% due 09/13/2024	1,000,000	1,060,222
5.50% due 07/15/2036	2,000,000	2,914,883

		11,056,189

Federal Home Loan Mtg. Corp. — 0.3%
zero coupon due 12/14/2029	2,200,000	1,916,987

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,462,452

Total U.S. Government Agencies (cost $13,456,911)		14,435,628

U.S. GOVERNMENT TREASURIES — 53.7%
United States Treasury Bonds — 12.7%
1.13% due 05/15/2040	2,000,000	1,726,406
1.13% due 08/15/2040	2,000,000	1,722,891
1.25% due 05/15/2050	2,000,000	1,688,047
1.38% due 11/15/2040	2,000,000	1,799,141
1.38% due 08/15/2050	2,000,000	1,741,406
1.63% due 11/15/2050	2,000,000	1,852,188
1.88% due 02/15/2041	2,000,000	1,960,312
1.88% due 02/15/2051	2,000,000	1,964,687
2.00% due 08/15/2051	2,000,000	2,026,562
2.25% due 05/15/2041	2,000,000	2,083,750
2.25% due 08/15/2046	1,000,000	1,054,414
2.25% due 08/15/2049	1,500,000	1,596,328
2.50% due 02/15/2046	1,000,000	1,100,547
2.50% due 05/15/2046	652,000	718,423
2.75% due 08/15/2042	2,000,000	2,257,500
2.75% due 11/15/2042	1,800,000	2,031,469
2.75% due 08/15/2047	2,000,000	2,323,437
2.75% due 11/15/2047	1,500,000	1,743,867
2.88% due 05/15/2043	1,089,000	1,255,966
2.88% due 08/15/2045	1,027,000	1,201,991
2.88% due 11/15/2046	744,000	880,478
3.00% due 11/15/2044	1,275,000	1,513,116
3.00% due 05/15/2045	1,150,000	1,371,959
3.00% due 11/15/2045	1,037,000	1,241,564
3.00% due 05/15/2047	1,500,000	1,821,035
3.00% due 02/15/2048	2,000,000	2,433,437
3.00% due 08/15/2048	2,000,000	2,439,219
3.00% due 02/15/2049	1,500,000	1,835,977
3.13% due 02/15/2043	1,428,000	1,708,691
3.13% due 08/15/2044	1,351,000	1,630,805
3.13% due 05/15/2048	2,000,000	2,491,094
3.38% due 05/15/2044	1,498,000	1,876,011
3.63% due 08/15/2043	535,000	689,753
3.63% due 02/15/2044	1,567,000	2,029,326
3.75% due 11/15/2043	1,685,000	2,214,261
4.38% due 11/15/2039	1,000,000	1,386,133
4.63% due 02/15/2040	2,015,000	2,877,908
4.75% due 02/15/2041	1,751,000	2,553,861
5.38% due 02/15/2031	2,000,000	2,673,047
5.50% due 08/15/2028	2,000,000	2,528,203

		72,045,210

United States Treasury Notes — 41.0%
0.13% due 12/31/2022	2,000,000	1,997,500
0.13% due 01/31/2023	2,000,000	1,996,563
0.13% due 02/28/2023	2,000,000	1,995,469
0.13% due 03/31/2023	2,000,000	1,994,375
0.13% due 04/30/2023	2,000,000	1,993,047
0.13% due 05/15/2023	2,000,000	1,992,188
0.13% due 05/31/2023	2,000,000	1,992,031
0.13% due 09/15/2023	1,000,000	993,555
0.13% due 01/15/2024	2,000,000	1,980,078
0.13% due 02/15/2024	2,000,000	1,978,984
0.25% due 04/15/2023	2,000,000	1,997,500
0.25% due 06/15/2023	2,000,000	1,995,313
0.25% due 09/30/2023	2,000,000	1,992,031
0.25% due 11/15/2023	2,000,000	1,988,906
0.25% due 03/15/2024	2,000,000	1,982,266
0.25% due 05/15/2024	2,000,000	1,979,063
0.25% due 06/15/2024	2,000,000	1,976,953
0.25% due 05/31/2025	2,000,000	1,951,172
0.25% due 06/30/2025	2,000,000	1,948,750
0.25% due 07/31/2025	2,000,000	1,946,484
0.25% due 08/31/2025	1,000,000	971,602
0.25% due 09/30/2025	2,000,000	1,941,484
0.25% due 10/31/2025	2,000,000	1,938,047
0.38% due 04/15/2024	2,000,000	1,986,328
0.38% due 04/30/2025	1,000,000	981,250
0.38% due 07/31/2027	2,000,000	1,897,969
0.38% due 09/30/2027	2,000,000	1,891,172
0.50% due 03/15/2023	1,000,000	1,002,578
0.50% due 03/31/2025	2,000,000	1,974,141
0.50% due 02/28/2026	2,000,000	1,948,984
0.50% due 04/30/2027	3,000,000	2,875,781
0.50% due 05/31/2027	2,000,000	1,914,609
0.50% due 06/30/2027	2,000,000	1,913,281

0.50% due 08/31/2027	1,500,000	1,430,625
0.50% due 10/31/2027	2,000,000	1,902,578
0.63% due 05/15/2030	2,000,000	1,859,375
0.63% due 08/15/2030	2,000,000	1,854,453
0.75% due 08/31/2026	4,000,000	3,920,625
0.75% due 01/31/2028	1,000,000	961,914
0.88% due 11/15/2030	2,000,000	1,890,703
1.00% due 07/31/2028	2,000,000	1,943,047
1.13% due 02/29/2028	2,000,000	1,969,219
1.13% due 08/31/2028	2,000,000	1,957,500
1.13% due 02/15/2031	2,000,000	1,930,000
1.25% due 07/31/2023	1,500,000	1,521,328
1.25% due 08/31/2024	2,000,000	2,029,141
1.25% due 03/31/2028	2,000,000	1,981,328
1.25% due 04/30/2028	2,000,000	1,980,078
1.25% due 08/15/2031	1,000,000	972,344
1.38% due 02/15/2023	2,000,000	2,028,203
1.38% due 06/30/2023	1,500,000	1,524,375
1.38% due 08/31/2023	1,500,000	1,524,844
1.38% due 08/31/2026	1,500,000	1,514,648
1.50% due 03/31/2023	1,000,000	1,016,484
1.50% due 09/30/2024	2,000,000	2,043,281
1.50% due 10/31/2024	2,000,000	2,043,437
1.50% due 11/30/2024	2,000,000	2,042,891
1.50% due 08/15/2026	2,181,000	2,214,482
1.50% due 02/15/2030	2,000,000	2,003,047
1.63% due 11/15/2022	1,500,000	1,522,734
1.63% due 04/30/2023	1,500,000	1,528,359
1.63% due 05/31/2023	1,500,000	1,529,414
1.63% due 02/15/2026	2,186,000	2,235,100
1.63% due 05/15/2026	2,233,000	2,281,760
1.63% due 09/30/2026	1,000,000	1,021,563
1.63% due 08/15/2029	2,300,000	2,327,582
1.75% due 09/30/2022	2,000,000	2,029,375
1.75% due 01/31/2023	2,000,000	2,037,031
1.75% due 05/15/2023	1,500,000	1,531,582
1.75% due 07/31/2024	2,000,000	2,057,031
1.75% due 12/31/2026	1,070,000	1,099,174
1.88% due 09/30/2022	2,000,000	2,031,406
1.88% due 10/31/2022	2,000,000	2,034,297
1.88% due 08/31/2024	2,000,000	2,064,297
1.88% due 06/30/2026	1,000,000	1,033,398
1.88% due 07/31/2026	2,000,000	2,066,797
2.00% due 10/31/2022	3,500,000	3,564,668
2.00% due 11/30/2022	2,000,000	2,039,375
2.00% due 02/15/2023	2,000,000	2,044,297
2.00% due 05/31/2024	2,000,000	2,067,578
2.00% due 06/30/2024	3,000,000	3,103,828
2.00% due 02/15/2025	1,332,000	1,381,898
2.00% due 08/15/2025	3,217,000	3,339,397
2.00% due 11/15/2026	2,455,000	2,551,570
2.13% due 12/31/2022	2,000,000	2,044,141
2.13% due 03/31/2024	3,500,000	3,623,867
2.13% due 09/30/2024	2,000,000	2,078,984
2.13% due 11/30/2024	2,000,000	2,080,859
2.13% due 05/15/2025	2,820,000	2,937,316
2.25% due 10/31/2024	3,000,000	3,132,070
2.25% due 11/15/2024	1,352,000	1,411,731
2.25% due 12/31/2024	1,000,000	1,044,844
2.25% due 11/15/2025	2,742,000	2,874,280
2.25% due 03/31/2026	3,000,000	3,148,008
2.25% due 02/15/2027	2,000,000	2,102,891
2.25% due 08/15/2027	2,000,000	2,104,453
2.25% due 11/15/2027	3,000,000	3,157,500
2.38% due 08/15/2024	1,221,000	1,276,756
2.38% due 04/30/2026	1,000,000	1,054,961
2.38% due 05/15/2027	1,000,000	1,058,750
2.38% due 05/15/2029	2,500,000	2,661,426
2.50% due 03/31/2023	2,000,000	2,061,094
2.50% due 08/15/2023	1,000,000	1,036,484
2.50% due 01/31/2024	1,400,000	1,459,719
2.50% due 05/15/2024	1,220,000	1,276,282
2.50% due 01/31/2025	3,000,000	3,160,312
2.63% due 12/31/2023	2,000,000	2,088,203
2.63% due 02/15/2029	2,700,000	2,918,109
2.75% due 04/30/2023	1,900,000	1,967,613
2.75% due 07/31/2023	2,000,000	2,080,391
2.75% due 08/31/2023	1,000,000	1,041,563
2.75% due 02/28/2025	2,000,000	2,124,141
2.75% due 08/31/2025	1,000,000	1,066,250
2.75% due 02/15/2028	2,000,000	2,165,625
2.88% due 04/30/2025	2,000,000	2,135,078
2.88% due 05/15/2028	2,000,000	2,183,984
2.88% due 08/15/2028	2,500,000	2,735,059
3.13% due 11/15/2028	3,000,000	3,338,086

		233,123,745

Total U.S. Government Treasuries (cost $295,171,053)		305,168,955

EXCHANGE-TRADED FUNDS — 3.8%
iShares 1-3 Year Treasury Bond ETF	44,300	$3,803,155
iShares 10-20 Year Treasury Bond ETF	1,400	206,948
iShares 20+ Year Treasury Bond ETF	14,200	2,097,198
iShares 3-7 Year Treasury Bond ETF	33,000	4,258,650
iShares 7-10 Year Treasury Bond ETF	9,900	1,134,837
iShares iBoxx$ Investment Grade Corporate Bond ETF	73,800	9,850,824

Total Exchange-Traded Funds (cost $21,078,686)		21,351,612

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Aegon NV 5.50% due 04/11/2048	500,000	580,850
Allstate Corp. 5.75% due 08/15/2053	500,000	530,125

Total Preferred Securities/Capital Securities (cost $993,003)		1,110,975

Total Long-Term Investment Securities (cost $537,104,478)		561,505,449

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $2,936,000 and collateralized by $3,073,700 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $2,994,769 (cost $2,936,000)	$2,936,000	2,936,000

TOTAL INVESTMENTS (cost $540,040,478)	99.4%	564,441,449
Other assets less liabilities	0.6	3,550,256

NET ASSETS	100.0%	$567,991,705

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$190,672,992	$—	$190,672,992
Foreign Corporate Bonds & Notes	—	28,765,287	—	28,765,287
U.S. Government Agencies	—	14,435,628	—	14,435,628
U.S. Government Treasuries	—	305,168,955	—	305,168,955
Exchange-Traded Funds	21,351,612	—	—	21,351,612
Preferred Securities/Capital Securities	—	1,110,975	—	1,110,975
Repurchase Agreements	—	2,936,000	—	2,936,000

Total Investments at Value	$21,351,612	$543,089,837	$—	$564,441,449

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 28.5%
Aerospace/Defense — 0.6%
Raytheon Technologies Corp. Senior Notes 3.50% due 03/15/2027	$3,000,000	$3,258,447

Airlines — 0.6%
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	3,000,000	3,462,134

Applications Software — 0.6%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,394,788
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	2,000,000	1,889,630

		3,284,418

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	920,529

Auto/Truck Parts & Equipment-Original — 0.5%
Lear Corp. Senior Notes 3.50% due 05/30/2030	1,500,000	1,602,470
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	1,092,380

		2,694,850

Banks-Commercial — 1.1%
Discover Bank Senior Notes 2.70% due 02/06/2030	2,000,000	2,051,959
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,640,471
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,012,789

		5,705,219

Banks-Fiduciary — 1.0%
Northern Trust Corp. Senior Notes 1.95% due 05/01/2030	2,000,000	1,995,703
State Street Corp. Sub. Notes 3.10% due 05/15/2023	3,000,000	3,117,509

		5,113,212

Banks-Super Regional — 1.0%
Wells Fargo & Co. Senior Notes 1.65% due 06/02/2024	2,000,000	2,028,990
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,052,909
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,058,549
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	1,000,000	1,076,905

		5,217,353

Beverages-Non-alcoholic — 0.2%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	1,000,000	1,047,118

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	869,796

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	612,213
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	656,604

		1,268,817

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	1,000,000	1,085,162

Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,176,485

Commercial Services — 0.4%
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	2,000,000	2,066,954

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,024,042

Computers — 0.8%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	2,000,000	2,058,735
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,089,280
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,064,474

		4,212,489

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	2,000,000	2,089,789

Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	2,000,000	2,052,451
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,309,026
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,321,108
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,052,889
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,320,662
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,143,170
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	1,000,000	1,010,957
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,351,940
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,075,235
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,000,000	1,000,988
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,087,011
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,352,772
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,000,000	2,183,040

		19,261,249

Diversified Manufacturing Operations — 0.4%
3M Co. Senior Notes 2.38% due 08/26/2029	2,000,000	2,060,094

E-Commerce/Products — 0.5%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,260,372
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,378,848

		2,639,220

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	2,159,580

Electric-Distribution — 0.6%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,157,647
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,065,680

		3,223,327

Electric-Integrated — 1.5%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,087,704
DTE Energy Co. Senior Notes 2.53% due 10/01/2024	2,000,000	2,083,201
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	2,000,000	2,071,201
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	3,000,000	2,911,529

		8,153,635

Electronic Components-Semiconductors — 0.4%
NVIDIA Corp. Senior Notes 0.58% due 06/14/2024	2,000,000	1,990,795

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	935,566
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	1,057,018

		1,992,584

Finance-Commercial — 0.4%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	2,000,000	2,340,772

Finance-Consumer Loans — 0.4%
Synchrony Financial Senior Notes 4.38% due 03/19/2024	2,000,000	2,138,181

Finance-Credit Card — 1.4%
American Express Co. Senior Notes 3.00% due 10/30/2024	2,000,000	2,114,653
Capital One Financial Corp. Senior Notes 3.30% due 10/30/2024	2,000,000	2,124,839
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,000,000	2,067,340
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	1,074,621

		7,381,453

Food-Misc./Diversified — 1.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,076,850
General Mills, Inc. Senior Notes 3.20% due 02/10/2027	3,000,000	3,217,193
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,013,664

		5,307,707

Food-Retail — 0.4%
Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,328,752

Gas-Distribution — 0.8%
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,000,000	2,179,262
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,079,783
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	1,000,000	1,026,632

		4,285,677

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	953,149

Industrial Gases — 0.4%
Air Products and Chemicals, Inc. Senior Notes 1.85% due 05/15/2027	2,000,000	2,035,515

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	2,000,000	2,000,038

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,598,126
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	1,065,384

		2,663,510

Machinery-General Industrial — 0.5%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,500,000	2,551,005

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	313,370

Medical-Biomedical/Gene — 0.6%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	959,471
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	2,000,000	2,168,854

		3,128,325

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,534,080
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	857,878
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	1,000,000	1,097,351
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	1,050,605
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,274,863

		5,814,777

Medical-HMO — 0.6%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,031,857
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,253,993

		3,285,850

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	1,038,952

Oil Companies-Exploration & Production — 0.7%
Diamondback Energy, Inc. Company Guar. Notes 3.13% due 03/24/2031	2,000,000	2,066,437
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	2,000,000	1,899,794

		3,966,231

Pharmacy Services — 0.7%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	741,310
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,265,186
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,031,841

		4,038,337

Pipelines — 0.4%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	616,338
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	560,829
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,006,170

		2,183,337

Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 3.90% due 12/06/2028	2,000,000	2,274,962

Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,052,909

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	753,217

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	746,154
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,062,831

		1,808,985

Transport-Services — 0.3%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,641,657

Web Portals/ISP — 0.2%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,341,464

Total U.S. Corporate Bonds & Notes (cost $149,013,913)		152,605,430

FOREIGN CORPORATE BONDS & NOTES — 4.6%
Auto-Cars/Light Trucks — 0.5%
Stellantis NV Senior Notes 5.25% due 04/15/2023	2,573,000	2,734,481

Banks-Commercial — 0.6%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,054,652
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,311,807
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,069,104

		3,435,563

Cellular Telecom — 0.4%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,281,023

Diversified Banking Institutions — 1.7%
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,065,512
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	2,207,996
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,312,837
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,306,648
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	872,913
Natwest Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,092,348
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	1,038,406

		8,896,660

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,084,198

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	2,000,000	1,896,037

Medical-Generic Drugs — 0.5%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	2,010,217
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	637,465

		2,647,682

Oil Companies-Integrated — 0.3%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	889,651

Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	642,629

		1,532,280

Total Foreign Corporate Bonds & Notes (cost $23,586,192)		24,507,924

U.S. GOVERNMENT AGENCIES — 8.1%
Federal Farm Credit Bank — 0.3%
0.90% due 06/15/2026	1,500,000	1,477,248

Federal Home Loan Bank — 3.3%
1.38% due 02/17/2023	2,000,000	2,028,352
1.50% due 08/15/2024	3,000,000	3,063,802
1.88% due 11/29/2021	1,000,000	1,001,402
1.88% due 12/09/2022	2,000,000	2,036,334
2.13% due 06/10/2022	2,000,000	2,024,733
2.50% due 12/09/2022	1,000,000	1,025,509
2.50% due 02/13/2024	3,000,000	3,132,700
2.88% due 09/13/2024	1,000,000	1,060,222
3.25% due 11/16/2028	2,000,000	2,238,390

		17,611,444

Federal Home Loan Mtg. Corp. — 1.2%
0.25% due 06/26/2023	2,000,000	1,994,873
2.38% due 01/13/2022	1,500,000	1,506,652
2.75% due 06/19/2023	3,000,000	3,111,237

		6,612,762

Federal National Mtg. Assoc. — 3.3%
0.25% due 07/10/2023	2,000,000	1,993,562
0.38% due 08/25/2025	2,000,000	1,954,210
0.75% due 10/08/2027	2,000,000	1,928,971
1.63% due 10/15/2024	3,000,000	3,076,219
1.88% due 09/24/2026	2,000,000	2,066,207
2.00% due 01/05/2022	1,000,000	1,003,354
2.13% due 04/24/2026	2,000,000	2,089,149
2.63% due 09/06/2024	3,500,000	3,691,502

		17,803,174

Total U.S. Government Agencies (cost $42,896,886)		43,504,628

U.S. GOVERNMENT TREASURIES — 53.8%
United States Treasury Bonds — 0.4%
5.25% due 02/15/2029	1,000,000	1,262,383
6.00% due 02/15/2026	1,000,000	1,207,890

		2,470,273

United States Treasury Notes — 53.4%
0.13% due 04/30/2022	2,000,000	2,000,156
0.13% due 05/31/2022	2,000,000	2,000,313
0.13% due 06/30/2022	2,000,000	2,000,313
0.13% due 07/31/2022	2,000,000	2,000,313
0.13% due 08/31/2022	2,000,000	2,000,078
0.13% due 09/30/2022	2,000,000	1,999,609
0.13% due 10/31/2022	2,000,000	1,999,531
0.13% due 11/30/2022	2,000,000	1,998,984
0.13% due 12/31/2022	2,000,000	1,997,500
0.13% due 01/31/2023	2,000,000	1,996,563
0.13% due 02/28/2023	1,000,000	997,734
0.13% due 03/31/2023	2,000,000	1,994,375
0.13% due 04/30/2023	2,000,000	1,993,047
0.13% due 05/15/2023	800,000	796,875
0.13% due 05/31/2023	2,000,000	1,992,031
0.13% due 07/15/2023	2,000,000	1,990,234
0.13% due 08/15/2023	1,500,000	1,491,387
0.13% due 09/15/2023	2,000,000	1,987,109
0.13% due 10/15/2023	1,000,000	992,813
0.13% due 12/15/2023	2,000,000	1,981,953
0.13% due 01/15/2024	2,000,000	1,980,078
0.13% due 02/15/2024	2,000,000	1,978,984
0.25% due 04/15/2023	2,000,000	1,997,500
0.25% due 06/15/2023	2,000,000	1,995,313
0.25% due 09/30/2023	2,000,000	1,992,031
0.25% due 11/15/2023	1,000,000	994,453
0.25% due 03/15/2024	2,000,000	1,982,266
0.25% due 05/15/2024	2,000,000	1,979,063
0.25% due 06/15/2024	2,000,000	1,976,953
0.25% due 05/31/2025	2,000,000	1,951,172
0.25% due 06/30/2025	2,000,000	1,948,750
0.25% due 07/31/2025	2,000,000	1,946,484
0.25% due 08/31/2025	2,000,000	1,943,203
0.25% due 09/30/2025	2,000,000	1,941,484
0.25% due 10/31/2025	1,000,000	969,023
0.38% due 03/31/2022	1,500,000	1,501,641
0.38% due 04/15/2024	2,000,000	1,986,328
0.38% due 04/30/2025	1,500,000	1,471,875
0.38% due 11/30/2025	2,000,000	1,944,922
0.38% due 12/31/2025	2,000,000	1,942,734
0.38% due 01/31/2026	2,000,000	1,940,078
0.38% due 07/31/2027	1,000,000	948,984
0.38% due 09/30/2027	2,000,000	1,891,172
0.50% due 03/15/2023	1,500,000	1,503,867
0.50% due 03/31/2025	2,000,000	1,974,141
0.50% due 02/28/2026	2,000,000	1,948,984
0.50% due 04/30/2027	1,000,000	958,594
0.50% due 05/31/2027	2,000,000	1,914,609
0.50% due 06/30/2027	2,000,000	1,913,281
0.50% due 08/31/2027	1,000,000	953,750
0.50% due 10/31/2027	1,000,000	951,289
0.63% due 03/31/2027	1,000,000	966,992
0.63% due 11/30/2027	2,000,000	1,914,219
0.63% due 12/31/2027	1,000,000	955,742
0.63% due 05/15/2030	2,000,000	1,859,375
0.63% due 08/15/2030	2,000,000	1,854,453
0.75% due 03/31/2026	2,000,000	1,967,891
0.75% due 04/30/2026	1,000,000	983,125
0.75% due 05/31/2026	1,000,000	982,500
0.75% due 08/31/2026	2,000,000	1,960,313
0.75% due 01/31/2028	2,000,000	1,923,828
0.88% due 06/30/2026	1,500,000	1,480,723
0.88% due 11/15/2030	2,000,000	1,890,703
1.25% due 07/31/2023	1,500,000	1,521,328
1.25% due 08/31/2024	1,500,000	1,521,855
1.25% due 03/31/2028	2,000,000	1,981,328
1.25% due 04/30/2028	2,000,000	1,980,078

1.38% due 06/30/2023	2,300,000	2,337,375
1.38% due 08/31/2023	1,300,000	1,321,531
1.38% due 09/30/2023	1,300,000	1,321,988
1.38% due 08/31/2026	2,500,000	2,524,414
1.50% due 11/30/2021	1,960,000	1,962,223
1.50% due 01/31/2022	1,500,000	1,505,299
1.50% due 08/15/2022	1,000,000	1,010,898
1.50% due 09/15/2022	1,000,000	1,011,836
1.50% due 01/15/2023	1,000,000	1,015,156
1.50% due 02/28/2023	1,200,000	1,218,984
1.50% due 03/31/2023	1,200,000	1,219,781
1.50% due 09/30/2024	1,500,000	1,532,461
1.50% due 10/31/2024	1,000,000	1,021,719
1.50% due 11/30/2024	1,000,000	1,021,445
1.50% due 08/15/2026	1,500,000	1,523,027
1.50% due 01/31/2027	2,000,000	2,028,516
1.50% due 02/15/2030	2,000,000	2,003,047
1.63% due 08/31/2022	1,300,000	1,316,199
1.63% due 11/15/2022	2,000,000	2,030,313
1.63% due 04/30/2023	2,000,000	2,037,813
1.63% due 05/31/2023	1,000,000	1,019,609
1.63% due 10/31/2023	1,000,000	1,022,070
1.63% due 02/15/2026	1,300,000	1,329,199
1.63% due 05/15/2026	2,400,000	2,452,406
1.63% due 09/30/2026	1,000,000	1,021,563
1.63% due 10/31/2026	1,000,000	1,021,602
1.63% due 11/30/2026	1,000,000	1,021,172
1.63% due 08/15/2029	4,300,000	4,351,566
1.75% due 11/30/2021	1,300,000	1,301,732
1.75% due 02/28/2022	2,000,000	2,011,035
1.75% due 04/30/2022	1,000,000	1,008,203
1.75% due 05/31/2022	2,000,000	2,019,219
1.75% due 06/15/2022	1,000,000	1,010,234
1.75% due 07/15/2022	2,000,000	2,022,969
1.75% due 09/30/2022	1,000,000	1,014,688
1.75% due 01/31/2023	800,000	814,813
1.75% due 05/15/2023	3,300,000	3,369,481
1.75% due 06/30/2024	1,000,000	1,027,734
1.75% due 07/31/2024	1,000,000	1,028,516
1.75% due 12/31/2026	900,000	924,539
1.75% due 11/15/2029	1,000,000	1,022,070
1.88% due 11/30/2021	1,300,000	1,301,861
1.88% due 02/28/2022	1,300,000	1,307,707
1.88% due 07/31/2022	1,300,000	1,317,266
1.88% due 08/31/2022	1,200,000	1,217,438
1.88% due 09/30/2022	2,000,000	2,031,406
1.88% due 10/31/2022	2,000,000	2,034,297
1.88% due 08/31/2024	1,500,000	1,548,223
1.88% due 06/30/2026	1,000,000	1,033,398
1.88% due 07/31/2026	1,000,000	1,033,398
2.00% due 11/15/2021	1,300,000	1,300,962
2.00% due 12/31/2021	1,300,000	1,304,036
2.00% due 02/15/2022	1,300,000	1,307,202
2.00% due 07/31/2022	1,500,000	1,521,211
2.00% due 10/31/2022	2,000,000	2,036,953
2.00% due 11/30/2022	1,200,000	1,223,625
2.00% due 02/15/2023	1,300,000	1,328,793
2.00% due 04/30/2024	1,300,000	1,343,418
2.00% due 05/31/2024	1,300,000	1,343,926
2.00% due 06/30/2024	1,500,000	1,551,914
2.00% due 02/15/2025	1,300,000	1,348,699
2.00% due 08/15/2025	1,300,000	1,349,461
2.00% due 11/15/2026	1,300,000	1,351,137
2.13% due 12/31/2021	1,300,000	1,304,301
2.13% due 06/30/2022	1,200,000	1,216,031
2.13% due 12/31/2022	1,200,000	1,226,484
2.13% due 11/30/2023	1,300,000	1,342,656
2.13% due 02/29/2024	1,200,000	1,242,188
2.13% due 03/31/2024	1,300,000	1,346,008
2.13% due 07/31/2024	1,300,000	1,350,273
2.13% due 09/30/2024	2,000,000	2,078,984
2.13% due 11/30/2024	1,000,000	1,040,430
2.13% due 05/15/2025	1,300,000	1,354,082
2.13% due 05/31/2026	1,000,000	1,044,414
2.25% due 12/31/2023	3,000,000	3,108,281
2.25% due 04/30/2024	1,100,000	1,143,398
2.25% due 10/31/2024	1,000,000	1,044,023
2.25% due 11/15/2024	1,300,000	1,357,434
2.25% due 12/31/2024	2,000,000	2,089,688
2.25% due 11/15/2025	1,300,000	1,362,715
2.25% due 03/31/2026	1,200,000	1,259,203
2.25% due 02/15/2027	1,300,000	1,366,879
2.25% due 08/15/2027	1,300,000	1,367,895
2.25% due 11/15/2027	2,000,000	2,105,000
2.38% due 03/15/2022	1,500,000	1,512,539
2.38% due 02/29/2024	2,000,000	2,081,484
2.38% due 08/15/2024	1,300,000	1,359,363
2.38% due 04/30/2026	1,000,000	1,054,961
2.38% due 05/15/2027	1,300,000	1,376,375
2.38% due 05/15/2029	1,000,000	1,064,570
2.50% due 01/15/2022	2,000,000	2,009,897
2.50% due 03/31/2023	1,000,000	1,030,547
2.50% due 08/15/2023	1,500,000	1,554,727
2.50% due 01/31/2024	1,100,000	1,146,922
2.50% due 05/15/2024	1,500,000	1,569,199
2.50% due 02/28/2026	600,000	635,695
2.63% due 12/15/2021	1,500,000	1,504,549
2.63% due 12/31/2023	2,000,000	2,088,203
2.63% due 03/31/2025	2,000,000	2,117,266
2.63% due 12/31/2025	2,000,000	2,127,969
2.63% due 01/31/2026	2,000,000	2,128,672
2.63% due 02/15/2029	1,800,000	1,945,406
2.75% due 11/15/2023	1,300,000	1,358,703
2.75% due 02/15/2024	1,500,000	1,573,477
2.75% due 02/28/2025	2,000,000	2,124,141
2.75% due 02/15/2028	2,000,000	2,165,625
2.88% due 04/30/2025	1,500,000	1,601,309
2.88% due 05/31/2025	2,000,000	2,137,500
2.88% due 05/15/2028	2,000,000	2,183,984
2.88% due 08/15/2028	2,000,000	2,188,047
3.13% due 11/15/2028	2,000,000	2,225,391

		285,810,041

Total U.S. Government Treasuries (cost $284,140,232)		288,280,314

EXCHANGE-TRADED FUNDS — 3.5%
iShares 1-3 Year Treasury Bond ETF	58,000	4,979,300
iShares 3-7 Year Treasury Bond ETF	42,200	5,445,910
iShares 7-10 Year Treasury Bond ETF	12,200	1,398,486
iShares iBoxx$ Investment Grade Corporate Bond ETF	53,000	7,074,440

Total Exchange-Traded Funds (cost $18,601,008)		18,898,136

Total Long-Term Investment Securities (cost $518,238,231)		527,796,432

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $3,441,000 collateralized by $3,602,400 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $3,509,893 (cost $3,441,000)	$3,441,000	3,441,000

TOTAL INVESTMENTS (cost $521,679,231)	99.2%	531,237,432
Other assets less liabilities	0.8	4,215,249

NET ASSETS	100.0%	$535,452,681

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$152,605,430	$—	$152,605,430
Foreign Corporate Bonds & Notes	—	24,507,924	—	24,507,924
U.S. Government Agencies	—	43,504,628	—	43,504,628
U.S. Government Treasuries	—	288,280,314	—	288,280,314
Exchange-Traded Funds	18,898,136	—	—	18,898,136
Repurchase Agreements	—	3,441,000	—	3,441,000

Total Investments at Value	$18,898,136	$512,339,296	$—	$531,237,432

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.2%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	49,000	$1,791,930
Omnicom Group, Inc.	46,000	3,131,680

		4,923,610

Aerospace/Defense — 1.4%
General Dynamics Corp.	61,800	12,529,950
Northrop Grumman Corp.	26,700	9,537,774

		22,067,724

Aerospace/Defense-Equipment — 0.5%
L3Harris Technologies, Inc.	33,400	7,700,036

Agricultural Chemicals — 0.2%
Mosaic Co.	81,500	3,387,955

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	119,700	7,689,528
Bunge, Ltd.	30,100	2,788,464

		10,477,992

Apparel Manufacturers — 0.1%
PVH Corp†.	10,400	1,137,032

Appliances — 0.2%
Whirlpool Corp.	13,400	2,825,122

Auto-Cars/Light Trucks — 1.7%
Ford Motor Co.†	841,400	14,371,112
General Motors Co.†	239,600	13,041,428

		27,412,540

Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	32,100	7,698,864

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp.	10,000	1,718,500

Banks-Commercial — 2.1%
Citizens Financial Group, Inc.	71,700	3,397,146
Commerce Bancshares, Inc.	19,455	1,371,772
Cullen/Frost Bankers, Inc.	8,700	1,126,650
East West Bancorp, Inc.	23,900	1,899,572
First Horizon Corp.	90,200	1,530,694
M&T Bank Corp.	20,600	3,030,672
Regions Financial Corp.	160,800	3,807,744
Truist Financial Corp.	225,000	14,280,750
Western Alliance Bancorp	16,100	1,869,049
Zions Bancorp NA	27,300	1,719,627

		34,033,676

Banks-Fiduciary — 1.2%
Bank of New York Mellon Corp.	148,500	8,791,200
Northern Trust Corp.	34,900	4,294,096
State Street Corp.	59,000	5,814,450

		18,899,746

Banks-Super Regional — 2.6%
Comerica, Inc.	23,800	2,025,142
Fifth Third Bancorp	119,400	5,197,482
KeyCorp	163,500	3,804,645
PNC Financial Services Group, Inc.	71,100	15,004,233
US Bancorp	251,556	15,186,436

		41,217,938

Broadcast Services/Program — 0.2%
Fox Corp., Class A	72,600	2,885,124

Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	29,900	3,031,860
Owens Corning	23,400	2,185,794

		5,217,654

Building Products-Wood — 0.2%
Masco Corp.	56,100	3,677,355

Building-Residential/Commercial — 1.2%
D.R. Horton, Inc.	78,700	7,025,549
Lennar Corp., Class A	59,200	5,915,856
NVR, Inc.†	560	2,741,088
PulteGroup, Inc.	57,400	2,759,792
Toll Brothers, Inc.	17,800	1,071,026

		19,513,311

Cable/Satellite TV — 2.5%
Comcast Corp., Class A	768,300	39,513,669

Chemicals-Diversified — 1.1%
Celanese Corp.	25,200	4,070,052
Dow, Inc.	81,700	4,572,749
Eastman Chemical Co.	29,100	3,027,273
LyondellBasell Industries NV, Class A	71,800	6,664,476

		18,334,550

Commercial Services — 0.2%
Quanta Services, Inc.	23,400	2,837,952

Computer Services — 1.2%
Genpact, Ltd.	40,800	2,013,480
International Business Machines Corp.	134,200	16,788,420

		18,801,900

Computers — 0.8%
Hewlett Packard Enterprise Co.	278,100	4,074,165
HP, Inc.	277,300	8,410,509

		12,484,674

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.	29,000	3,015,710

Containers-Paper/Plastic — 0.6%
Amcor PLC	336,900	4,066,383
Berry Global Group, Inc.†	19,100	1,251,814
Packaging Corp. of America	20,200	2,774,874
Sealed Air Corp.	33,200	1,969,424

		10,062,495

Dialysis Centers — 0.2%
DaVita, Inc.†	24,100	2,488,084

Distribution/Wholesale — 0.2%
LKQ Corp.†	65,300	3,596,724

Diversified Banking Institutions — 10.8%
Bank of America Corp.	1,458,100	69,668,018
Goldman Sachs Group, Inc.	56,800	23,478,280
JPMorgan Chase & Co.	464,100	78,845,949

		171,992,247

Diversified Manufacturing Operations — 2.0%
3M Co.	124,175	22,187,589
Parker-Hannifin Corp.	21,500	6,376,685
Textron, Inc.	49,000	3,618,650

		32,182,924

E-Commerce/Products — 0.7%
eBay, Inc.	148,500	11,392,920

Electric-Integrated — 3.7%
AES Corp.	143,300	3,601,129
Alliant Energy Corp.	41,700	2,358,969
Dominion Energy, Inc.	134,300	10,197,399
Entergy Corp.	33,500	3,451,170
Evergy, Inc.	38,200	2,435,250
Exelon Corp.	209,800	11,159,262
FirstEnergy Corp.	91,000	3,506,230
PPL Corp.	113,000	3,254,400
Public Service Enterprise Group, Inc.	112,700	7,190,260
Southern Co.	177,300	11,049,336

		58,203,405

Electronic Components-Misc. — 0.2%
Jabil, Inc.	32,300	1,936,708
Sensata Technologies Holding PLC†	23,200	1,278,320

		3,215,028

Electronic Components-Semiconductors — 2.4%
Broadcom, Inc.	59,400	31,581,198
Qorvo, Inc.†	16,900	2,843,087
Skyworks Solutions, Inc.	24,300	4,061,259

		38,485,544

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	16,300	1,886,725

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	17,700	2,116,743

Enterprise Software/Service — 3.8%
Oracle Corp.	635,000	60,921,900

Finance-Auto Loans — 0.3%
Ally Financial, Inc.	62,700	2,993,298
Credit Acceptance Corp.†	2,600	1,555,346

		4,548,644

Finance-Consumer Loans — 0.3%
OneMain Holdings, Inc.	20,000	1,056,200
Synchrony Financial	97,600	4,533,520

		5,589,720

Finance-Credit Card — 2.5%
American Express Co.	128,900	22,400,242
Capital One Financial Corp.	76,700	11,584,001
Discover Financial Services	49,100	5,564,012

		39,548,255

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	45,500	1,956,500

Finance-Other Services — 0.1%
SEI Investments Co.	24,100	1,519,264

Food-Confectionery — 0.1%
J.M. Smucker Co.	18,400	2,260,624

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	49,400	3,950,518

Food-Misc./Diversified — 0.8%
General Mills, Inc.	100,800	6,229,440
Kraft Heinz Co.	204,600	7,343,094

		13,572,534

Food-Retail — 0.3%
Kroger Co.	123,800	4,954,476

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	19,500	901,095

Funeral Services & Related Items — 0.2%
Service Corp. International	37,300	2,554,677

Gas-Distribution — 0.1%
UGI Corp.	44,700	1,940,427

Home Furnishings — 0.1%
Tempur Sealy International, Inc.	32,700	1,454,169

Independent Power Producers — 0.1%
NRG Energy, Inc.	35,800	1,428,062

Insurance Brokers — 0.3%
Willis Towers Watson PLC	21,500	5,209,020

Insurance-Life/Health — 1.5%
Aflac, Inc.	117,700	6,316,959
Equitable Holdings, Inc.	74,300	2,489,050
Globe Life, Inc.	15,600	1,388,712
Lincoln National Corp.	32,500	2,344,875
Principal Financial Group, Inc.	45,800	3,072,722
Prudential Financial, Inc.	66,100	7,274,305
Voya Financial, Inc.	22,100	1,541,917

		24,428,540

Insurance-Multi-line — 2.7%
Allstate Corp.	51,000	6,307,170
American Financial Group, Inc.	14,700	1,999,788
Chubb, Ltd.	75,600	14,770,728
Cincinnati Financial Corp.	26,900	3,266,736
Hartford Financial Services Group, Inc.	60,100	4,383,093
Loews Corp.	44,900	2,517,543
MetLife, Inc.	150,500	9,451,400

		42,696,458

Insurance-Property/Casualty — 2.3%
Alleghany Corp.†	2,300	1,498,174
Arch Capital Group, Ltd.†	67,800	2,835,396
Assurant, Inc.	9,800	1,580,838
Fidelity National Financial, Inc.	47,500	2,275,725
First American Financial Corp.	18,300	1,338,462
Markel Corp.†	2,040	2,678,785
Old Republic International Corp.	33,800	873,054
Progressive Corp.	98,000	9,298,240
Travelers Cos., Inc.	77,400	12,452,112
WR Berkley Corp.	29,750	2,368,100

		37,198,886

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	7,600	1,987,400
Reinsurance Group of America, Inc.	11,300	1,334,304

		3,321,704

Internet Security — 0.1%
NortonLifeLock, Inc.	87,200	2,219,240

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	18,900	5,710,257
Invesco, Ltd.	76,800	1,951,488
Raymond James Financial, Inc.	34,350	3,386,566

T. Rowe Price Group, Inc.	38,100	8,263,128

		19,311,439

Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	9,500	1,016,500

Machinery-Farming — 1.2%
AGCO Corp.	16,300	1,992,023
Deere & Co.	51,600	17,663,196

		19,655,219

Machinery-General Industrial — 0.2%
Westinghouse Air Brake Technologies Corp.	40,800	3,701,784

Machinery-Pumps — 0.3%
Dover Corp.	31,000	5,241,480

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	21,000	6,027,420
Quest Diagnostics, Inc.	28,800	4,227,264

		10,254,684

Medical Products — 0.2%
Henry Schein, Inc.†	23,300	1,778,955
Hologic, Inc.†	27,700	2,030,687

		3,809,642

Medical-Biomedical/Gene — 2.1%
Bio-Rad Laboratories, Inc., Class A†	5,500	4,370,740
Biogen, Inc.†	21,700	5,786,956
Gilead Sciences, Inc.	184,100	11,944,408
Regeneron Pharmaceuticals, Inc.†	17,500	11,198,950

		33,301,054

Medical-Drugs — 7.7%
AbbVie, Inc.	193,600	22,200,112
Johnson & Johnson	386,519	62,956,215
Merck & Co., Inc.	421,400	37,104,270

		122,260,597

Medical-HMO — 1.9%
Anthem, Inc.	53,600	23,322,968
Centene Corp.†	87,600	6,240,624

		29,563,592

Medical-Hospitals — 1.3%
HCA Healthcare, Inc.	72,800	18,233,488
Universal Health Services, Inc., Class B	16,700	2,072,470

		20,305,958

Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	44,200	5,393,284
McKesson Corp.	34,500	7,171,860

		12,565,144

Networking Products — 2.5%
Cisco Systems, Inc.	702,100	39,296,537

Oil Companies-Exploration & Production — 0.9%
EOG Resources, Inc.	125,700	11,622,222
Marathon Oil Corp.	121,370	1,980,758

		13,602,980

Oil Companies-Integrated — 2.9%
Exxon Mobil Corp.	709,500	45,741,465

Oil Refining & Marketing — 0.7%
Phillips 66	73,000	5,458,940
Valero Energy Corp.	68,300	5,281,639

		10,740,579

Paper & Related Products — 0.3%
International Paper Co.	84,600	4,202,082

Pharmacy Services — 2.0%
Cigna Corp.	58,500	12,496,185
CVS Health Corp.	210,345	18,779,602

		31,275,787

Pipelines — 1.1%
Kinder Morgan, Inc.	379,000	6,348,250
ONEOK, Inc.	65,300	4,154,386
Williams Cos., Inc.	260,800	7,325,872

		17,828,508

Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.†	11,000	2,840,530

Recreational Vehicles — 0.2%
Brunswick Corp.	16,900	1,573,221
Polaris, Inc.	10,000	1,149,500

		2,722,721

Rental Auto/Equipment — 0.5%
AMERCO	4,100	3,021,659
United Rentals, Inc.†	12,100	4,587,231

		7,608,890

Retail-Apparel/Shoe — 0.1%
Gap, Inc.	62,900	1,427,201

Retail-Auto Parts — 1.5%
Advance Auto Parts, Inc.	14,900	3,360,248
AutoZone, Inc.†	3,700	6,603,908
Genuine Parts Co.	31,000	4,064,410
O’Reilly Automotive, Inc.†	15,400	9,583,728

		23,612,294

Retail-Automobile — 0.5%
AutoNation, Inc.†	18,900	2,289,168
CarMax, Inc.†	27,000	3,696,840
Penske Automotive Group, Inc.	13,400	1,421,070

		7,407,078

Retail-Building Products — 2.3%
Lowe’s Cos., Inc.	157,600	36,850,032

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	40,900	4,999,616

Retail-Discount — 1.8%
BJ’s Wholesale Club Holdings, Inc.†	22,700	1,326,588
Target Corp.	107,500	27,909,150

		29,235,738

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	144,400	6,789,688

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	12,600	2,340,198

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	22,300	1,082,219

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	9,800	1,217,258

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,700	1,358,291

Steel-Producers — 0.8%
Nucor Corp.	64,800	7,234,920
Reliance Steel & Aluminum Co.	13,700	2,002,392
Steel Dynamics, Inc.	45,300	2,993,424

		12,230,736

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	48,800	1,440,576

Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	15,200	2,693,592

Tobacco — 2.4%
Altria Group, Inc.	307,000	13,541,770
Philip Morris International, Inc.	260,800	24,656,032

		38,197,802

Tools-Hand Held — 0.1%
Snap-on, Inc.	11,500	2,337,145

Transport-Services — 1.5%
Expeditors International of Washington, Inc.	9,700	1,195,622
United Parcel Service, Inc., Class B	104,100	22,222,227

		23,417,849

Transport-Truck — 0.1%
Knight-Swift Transportation Holdings, Inc.	27,600	1,564,644

Water — 0.1%
Essential Utilities, Inc.	36,000	1,694,520

Total Common Stocks
(cost $1,166,075,813)		1,564,323,835

EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 1000 Value ETF
(cost $23,938,212)	145,600	23,957,024

Total Long-Term Investment Securities
(cost $1,190,014,025)		1,588,280,859

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $6,910,170)	6,910,170	6,910,170

TOTAL INVESTMENTS
(cost $1,196,924,195)	100.1%	1,595,191,029
Liabilities in excess of other assets	(0.1)	(2,195,237)

NET ASSETS	100.0%	$1,592,995,792

†	Non-income producing security
#	Effective May 3, 2021, the name of the SA Legg Mason BW Large Cap Value Portfolio was changed to SA Franklin BW U.S. Large Cap Value Portfolio.
(1)	The rate shown is the 7-day yield as of October 31, 2021.
ETF	Exchanged-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,564,323,835	$—	$—	$1,564,323,835
Exchange-Traded Funds	23,957,024	—	—	23,957,024
Short-Term Investment Securities	6,910,170	—	—	6,910,170

Total Investments at Value	$1,595,191,029	$—	$—	$1,595,191,029

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Apparel Manufacturers — 0.5%
Carter’s, Inc.	18,181	$1,791,192

Auto-Heavy Duty Trucks — 0.5%
REV Group, Inc.	117,374	1,773,521

Auto/Truck Parts & Equipment-Original — 1.2%
Adient PLC†	101,835	4,238,373

Banks-Commercial — 10.1%
Atlantic Union Bankshares Corp.	88,418	3,171,554
Bryn Mawr Bank Corp.	89,852	4,163,742
Camden National Corp.	23,079	1,098,560
Columbia Banking System, Inc.	127,222	4,342,087
First Horizon Corp.	232,311	3,942,318
First Interstate BancSystem, Inc., Class A	12,692	527,606
First of Long Island Corp.	125,291	2,522,108
German American Bancorp, Inc.	57,258	2,257,110
Peoples Bancorp, Inc.	41,268	1,318,925
South State Corp.	88,362	6,900,189
TriCo Bancshares	69,328	3,038,646
Washington Trust Bancorp, Inc.	59,839	3,270,800

		36,553,645

Building & Construction Products-Misc. — 3.3%
Summit Materials, Inc., Class A†	274,254	9,777,155
Zurn Water Solutions Corp.	58,706	2,129,854

		11,907,009

Building & Construction-Misc. — 2.8%
WillScot Mobile Mini Holdings Corp.†	295,185	10,257,679

Building Products-Doors & Windows — 2.5%
Apogee Enterprises, Inc.	120,807	5,065,438
Masonite International Corp.†	32,747	3,929,967

		8,995,405

Building Products-Wood — 2.3%
UFP Industries, Inc.	103,403	8,461,467

Building-Heavy Construction — 1.3%
Great Lakes Dredge & Dock Corp.†	308,550	4,696,131

Building-Mobile Home/Manufactured Housing — 0.6%
LCI Industries	15,211	2,124,064

Chemicals-Specialty — 5.1%
Ashland Global Holdings, Inc.	97,594	9,370,000
Elementis PLC†	1,626,643	3,105,470
Minerals Technologies, Inc.	86,621	6,144,894

		18,620,364

Computer Software — 1.2%
Software AG	108,138	4,445,267

Computers-Integrated Systems — 2.0%
NetScout Systems, Inc.†	264,245	7,150,470

Consulting Services — 0.5%
ICF International, Inc.	16,482	1,656,276

Distribution/Wholesale — 2.5%
Avient Corp.	169,145	9,113,533

Electric-Integrated — 2.4%
Black Hills Corp.	86,610	5,749,172
IDACORP, Inc.	29,443	3,071,494

		8,820,666

Electronic Components-Misc. — 3.7%
Benchmark Electronics, Inc.	171,903	4,007,059
Knowles Corp.†	457,093	9,525,818

		13,532,877

Electronic Components-Semiconductors — 0.1%
CTS Corp.	11,901	423,914

Energy-Alternate Sources — 1.8%
Green Plains, Inc.†	169,062	6,415,903

Engineering/R&D Services — 1.0%
Stantec, Inc.	63,467	3,507,711

Enterprise Software/Service — 2.4%
ACI Worldwide, Inc.†	289,584	8,884,437

Finance-Credit Card — 1.3%
Alliance Data Systems Corp.	55,672	4,746,038

Finance-Mortgage Loan/Banker — 0.3%
Enact Holdings, Inc.†	51,073	1,173,658

Food-Misc./Diversified — 1.8%
Glanbia PLC	404,406	6,605,680

Gas-Distribution — 0.2%
Spire, Inc.	8,716	547,016

Hotels/Motels — 3.4%
Dalata Hotel Group PLC†	797,007	3,408,958
Hilton Grand Vacations, Inc.†	176,223	8,860,492

		12,269,450

Insurance-Life/Health — 1.7%
CNO Financial Group, Inc.	260,741	6,294,288

Insurance-Property/Casualty — 7.8%
Hanover Insurance Group, Inc.	83,158	10,477,908
Horace Mann Educators Corp.	166,464	6,522,059
Old Republic International Corp.	225,970	5,836,805
Selective Insurance Group, Inc.	71,840	5,630,101

		28,466,873

Insurance-Reinsurance — 0.4%
Argo Group International Holdings, Ltd.	23,774	1,309,947

Lasers-System/Components — 0.2%
II-VI, Inc.†	13,259	802,302

Machinery-Construction & Mining — 1.0%
Astec Industries, Inc.	32,558	1,737,946
Terex Corp.	43,081	1,930,029

		3,667,975

Machinery-Electrical — 2.3%
Argan, Inc.	34,777	1,434,899
Regal Rexnord Corp.	44,576	6,790,262

		8,225,161

Machinery-Material Handling — 0.2%
Columbus McKinnon Corp.	15,628	738,736

Machinery-Pumps — 2.4%
Flowserve Corp.	94,875	3,189,697
Mueller Water Products, Inc., Class A	329,902	5,413,692

		8,603,389

Medical Products — 2.5%
Envista Holdings Corp.†	114,265	4,467,762
Integer Holdings Corp.†	49,825	4,485,246

		8,953,008

Medical-Drugs — 0.2%
Mirum Pharmaceuticals, Inc.†	11,892	188,845
Rhythm Pharmaceuticals, Inc.†	58,271	670,699

		859,544

Metal Processors & Fabrication — 3.1%
Mueller Industries, Inc.	39,294	2,068,436
Timken Co.	129,326	9,175,680

		11,244,116

Metal-Aluminum — 0.1%
Kaiser Aluminum Corp.	4,950	480,843

Oil Companies-Exploration & Production — 2.5%
Crescent Point Energy Corp.	1,832,160	9,208,173

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	418,575

Oil-Field Services — 1.8%
Hunting PLC	413,343	958,263
NexTier Oilfield Solutions, Inc.†	374,289	1,669,329
TechnipFMC PLC†	516,378	3,805,706

		6,433,298

Real Estate Investment Trusts — 2.6%
Alexander & Baldwin, Inc.	84,036	2,061,403
Healthcare Realty Trust, Inc.	90,138	2,979,962
Highwoods Properties, Inc.	61,995	2,779,856
Sunstone Hotel Investors, Inc.†	134,307	1,657,348

		9,478,569

Real Estate Operations & Development — 2.0%
McGrath RentCorp	100,411	7,243,649

Recreational Vehicles — 1.4%
Brunswick Corp.	55,931	5,206,617

Rental Auto/Equipment — 1.0%
Herc Holdings, Inc.	20,164	3,670,655

Retail-Apparel/Shoe — 0.7%
Children’s Place, Inc.†	32,249	2,673,120

Retail-Automobile — 1.7%
Group 1 Automotive, Inc.	34,664	6,232,587

Retail-Discount — 0.1%
BJ’s Wholesale Club Holdings, Inc.†	8,939	522,395

Retail-Misc./Diversified — 1.5%
Dufry AG†	103,694	5,479,156

Retail-Restaurants — 3.9%
Denny’s Corp.†	385,116	6,123,344
Jack in the Box, Inc.	81,800	8,094,110

		14,217,454

Semiconductor Equipment — 0.0%
Cohu, Inc.†	2,890	92,596

Transport-Equipment & Leasing — 2.2%
Greenbrier Cos., Inc.	190,262	7,804,547

Wire & Cable Products — 0.4%
Insteel Industries, Inc.	33,434	1,359,761

Total Long-Term Investment Securities (cost $300,813,282)		358,399,080

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount $5,712,000 and collateralized by $5,979,800 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $5,826,243 (cost $5,712,000)	$5,712,000	5,712,000

TOTAL INVESTMENTS (cost $306,525,282)	100.2%	364,111,080
Liabilities in excess of other assets	(0.2)	(731,915)

NET ASSETS	100.0%	$363,379,165

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$358,399,080	$-	$-	$358,399,080
Repurchase Agreements	-	5,712,000	-	5,712,000

Total Investments at Value	$358,399,080	$5,712,000	$-	$364,111,080

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust SA

Franklin Systematic U.S. Large Cap Value#

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Agricultural Chemicals — 0.7%
Mosaic Co.	76,039	$3,160,941

Agricultural Operations — 0.1%
Bunge, Ltd.	5,410	501,182

Airlines — 0.3%
Alaska Air Group, Inc.†	27,625	1,458,600

Apparel Manufacturers — 1.1%
Columbia Sportswear Co.	8,502	882,848
Deckers Outdoor Corp.†	5,562	2,198,714
Tapestry, Inc.	57,732	2,250,393

		5,331,955

Banks-Commercial — 1.8%
Bank OZK	27,483	1,227,665
Regions Financial Corp.	214,591	5,081,515
Zions Bancorp NA	35,535	2,238,350

		8,547,530

Banks-Super Regional — 1.4%
Comerica, Inc.	30,071	2,558,741
KeyCorp	174,972	4,071,599

		6,630,340

Beverages-Non-alcoholic — 1.8%
PepsiCo, Inc.	53,011	8,566,578

Brewery — 0.4%
Molson Coors Beverage Co., Class B	40,498	1,785,557

Broadcast Services/Program — 0.9%
Fox Corp., Class A	71,548	2,843,317
Fox Corp., Class B	33,985	1,256,086

		4,099,403

Building Products-Wood — 0.6%
Masco Corp.	45,340	2,972,037

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	259,153	13,328,239

Chemicals-Diversified — 2.0%
Celanese Corp.	3,408	550,426
Dow, Inc.	155,615	8,709,772

		9,260,198

Chemicals-Specialty — 0.4%
Chemours Co.	17,558	491,975
Valvoline, Inc.	40,297	1,368,486

		1,860,461

Commercial Services-Finance — 1.6%
S&P Global, Inc.	15,941	7,558,585

Computer Aided Design — 0.1%
Synopsys, Inc.†	1,633	544,083

Computer Services — 3.5%
Accenture PLC, Class A	28,159	10,103,167
International Business Machines Corp.	51,667	6,463,542

		16,566,709

Computers — 0.7%
Dell Technologies, Inc., Class C†	31,877	3,506,151

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	5,095	699,900

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	87,498	6,666,473

Data Processing/Management — 0.2%
Paychex, Inc.	8,961	1,104,712

Diagnostic Equipment — 2.7%
PerkinElmer, Inc.	25,343	4,482,923
Thermo Fisher Scientific, Inc.	12,862	8,142,547

		12,625,470

Distribution/Wholesale — 0.2%
WW Grainger, Inc.	1,771	820,168

Diversified Banking Institutions — 0.5%
JPMorgan Chase & Co.	13,211	2,244,417

Diversified Manufacturing Operations — 2.1%
3M Co.	55,996	10,005,365

Electric Products-Misc. — 2.2%
Emerson Electric Co.	107,972	10,474,364

Electric-Distribution — 2.0%
Sempra Energy	72,526	9,256,493

Electric-Integrated — 2.1%
DTE Energy Co.	43,766	4,960,876
PPL Corp.	173,604	4,999,795

		9,960,671

Electronic Components-Misc. — 0.2%
Hubbell, Inc.	4,490	895,171

Electronic Components-Semiconductors — 4.8%
Intel Corp.	253,485	12,420,765
Texas Instruments, Inc.	54,654	10,246,532

		22,667,297

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	7,252	1,142,118
Keysight Technologies, Inc.†	23,608	4,249,912

		5,392,030

Electronic Security Devices — 0.1%
Allegion PLC	4,795	615,198

Energy-Alternate Sources — 0.6%
First Solar, Inc.†	23,557	2,817,182

Finance-Credit Card — 0.8%
Discover Financial Services	30,044	3,404,586
Western Union Co.	21,978	400,439

		3,805,025

Finance-Investment Banker/Broker — 0.4%
Jefferies Financial Group, Inc.	48,446	2,083,178

Food-Confectionery — 0.3%
Hershey Co.	4,621	810,292
J.M. Smucker Co.	3,752	460,971

		1,271,263

Food-Retail — 1.4%
Kroger Co.	168,352	6,737,447

Insurance Brokers — 3.1%
Aon PLC, Class A	9,456	3,025,164
Marsh & McLennan Cos., Inc.	68,344	11,399,779

		14,424,943

Insurance-Life/Health — 1.9%
Aflac, Inc.	148,120	7,949,600
Unum Group	44,096	1,123,125

		9,072,725

Insurance-Multi-line — 3.0%
Allstate Corp.	66,612	8,237,906
Hartford Financial Services Group, Inc.	77,356	5,641,573

		13,879,479

Insurance-Property/Casualty — 0.6%
Arch Capital Group, Ltd.†	64,888	2,713,616

Investment Management/Advisor Services — 1.9%
Janus Henderson Group PLC	38,703	1,799,689
T. Rowe Price Group, Inc.	33,410	7,245,961

		9,045,650

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	7,584	1,557,981

Machinery-General Industrial — 1.7%
Otis Worldwide Corp.	97,774	7,852,230

Machinery-Pumps — 1.2%
Dover Corp.	31,984	5,407,855

Medical Labs & Testing Services — 0.9%
Quest Diagnostics, Inc.	27,729	4,070,063

Medical Products — 1.9%
Henry Schein, Inc.†	31,627	2,414,721
Hill-Rom Holdings, Inc.	14,920	2,311,108
Hologic, Inc.†	56,713	4,157,630

		8,883,459

Medical-Biomedical/Gene — 3.8%
Biogen, Inc.†	20,317	5,418,138
Gilead Sciences, Inc.	6,708	435,215
Regeneron Pharmaceuticals, Inc.†	18,616	11,913,123

		17,766,476

Medical-Drugs — 2.0%
Johnson & Johnson	57,707	9,399,316

Metal-Aluminum — 0.4%
Alcoa Corp.	42,924	1,972,358

Multimedia — 0.1%
FactSet Research Systems, Inc.	1,186	526,454

Non-Hazardous Waste Disposal — 2.3%
Waste Management, Inc.	66,944	10,726,437

Oil Companies-Exploration & Production — 0.9%
Hess Corp.	49,183	4,061,040

Oil-Field Services — 1.1%
Halliburton Co.	184,359	4,607,132
Schlumberger NV	14,416	465,060

		5,072,192

Pipelines — 1.5%
Kinder Morgan, Inc.	424,667	7,113,172

Private Equity — 0.4%
Carlyle Group, Inc.	36,152	2,029,935

Real Estate Investment Trusts — 7.2%
AvalonBay Communities, Inc.	31,667	7,494,946
Brixmor Property Group, Inc.	19,878	465,940
Equity Residential	80,645	6,967,728
Essex Property Trust, Inc.	13,689	4,653,302
Kilroy Realty Corp.	26,479	1,784,155
Public Storage	8,053	2,675,046
Simon Property Group, Inc.	9,543	1,398,813
Weyerhaeuser Co.	167,252	5,974,241
WP Carey, Inc.	29,113	2,244,903

		33,659,074

Recreational Vehicles — 0.4%
Brunswick Corp.	15,322	1,426,325
Polaris, Inc.	3,800	436,810

		1,863,135

Retail-Discount — 2.3%
Target Corp.	42,550	11,046,831

Retail-Drug Store — 0.9%
Walgreens Boots Alliance, Inc.	86,569	4,070,474

Retail-Home Furnishings — 0.2%
Williams-Sonoma, Inc.	4,081	757,964

Retail-Restaurants — 3.8%
McDonald’s Corp.	41,812	10,266,936
Yum! Brands, Inc.	62,320	7,786,261

		18,053,197

Schools — 0.2%
Grand Canyon Education, Inc.†	10,167	810,310

Software Tools — 0.1%
VMware, Inc., Class A†	3,087	468,298

Tobacco — 1.7%
Altria Group, Inc.	184,123	8,121,666

Transport-Rail — 0.7%
CSX Corp.	87,981	3,182,273

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	10,362	1,277,220

Water — 0.8%
American Water Works Co., Inc.	20,428	3,558,149

Water Treatment Systems — 0.6%
Pentair PLC	38,027	2,812,857

Web Portals/ISP — 5.3%
Alphabet, Inc., Class A†	4,202	12,441,786
Alphabet, Inc., Class C†	4,131	12,250,109

		24,691,895

Wireless Equipment — 2.0%
Motorola Solutions, Inc.	37,398	9,296,769

Total Long-Term Investment Securities (cost $445,532,517)		465,065,866

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $5,292,000 and collateralized by $5,540,200 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $5,397,931 (cost $5,292,000)	$5,292,000	$5,292,000

TOTAL INVESTMENTS (cost $450,824,517)	100.0%	470,357,866
Liabilities in excess of other assets	(0.0)	(7,561)

NET ASSETS	100.0%	$470,350,305

#	Effective July 12, 2021, the name of the SA Dogs of Wall Street Portfolio was changed to SA Franklin Systematic U.S. Large Cap Value Portfolio.
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservables Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$465,065,866	$—	$—	$465,065,866
Repurchase Agreements	—	5,292,000	—	5,292,000

Total Investments at Value	$465,065,866	$5,292,000	$—	$470,357,866

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 62.6%
Advanced Materials — 0.0%
Haynes International, Inc.	150	$6,020

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	264	9,655
Omnicom Group, Inc.	1,068	72,709
WPP PLC	2,000	28,904

		111,268

Advertising Services — 0.0%
Publicis Groupe SA	500	33,489

Aerospace/Defense — 0.9%
General Dynamics Corp.	333	67,516
Lockheed Martin Corp.	170	56,494
MTU Aero Engines AG	292	64,928
Northrop Grumman Corp.	496	177,181
Raytheon Technologies Corp.	4,273	379,699
Teledyne Technologies, Inc.†	123	55,254

		801,072

Aerospace/Defense-Equipment — 0.2%
AAR Corp.†	300	10,611
Airbus SE†	1,129	144,346
Astronics Corp.†	350	4,515
L3Harris Technologies, Inc.	181	41,728

		201,200

Agricultural Chemicals — 0.2%
Mosaic Co.	439	18,249
Nutrien, Ltd.	2,470	172,637

		190,886

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	645	41,435
Bunge, Ltd.	162	15,007

		56,442

Airlines — 0.1%
Japan Airlines Co., Ltd.†	3,767	81,008

Apparel Manufacturers — 0.1%
Burberry Group PLC	1,200	31,679
Fossil Group, Inc.†	600	7,092
Hermes International	32	50,698
Lakeland Industries, Inc.†	400	8,364
PVH Corp.	56	6,122

		103,955

Appliances — 0.1%
SEB SA	515	80,549
Whirlpool Corp.	72	15,180

		95,729

Applications Software — 2.2%
Asana, Inc., Class A†	100	13,580
Microsoft Corp.	5,928	1,965,843

		1,979,423

Athletic Equipment — 0.0%
Nautilus, Inc.†	300	3,069
Vista Outdoor, Inc.†	250	10,460

		13,529

Athletic Footwear — 0.2%
adidas AG	150	49,124
NIKE, Inc., Class B	662	110,746
Puma SE	291	36,095

		195,965

Audio/Video Products — 0.2%
GN Store Nord A/S	487	29,553
Lite-On Technology Corp.	37,000	81,561
Sony Group Corp.	300	34,587

		145,701

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	1,430	144,215
Daimler AG	851	84,347
Ford Motor Co.†	4,533	77,424
General Motors Co.†	3,042	165,576
Honda Motor Co., Ltd.	2,186	64,233
Toyota Motor Corp.	2,000	35,209
Volkswagen AG (Preference Shares)	850	190,447

		761,451

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	428	102,652
Volvo AB, Class B	1,500	34,918

		137,570

Auto-Truck Trailers — 0.0%
Wabash National Corp.	900	13,977

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	775	133,990
Gentherm, Inc.†	100	7,363
Lear Corp.	54	9,280
Magna International, Inc.	400	32,537
Meritor, Inc.†	200	4,868
NGK Insulators, Ltd.	2,000	33,200
NGK Spark Plug Co., Ltd.	2,700	42,925
Titan International, Inc.†	2,400	17,328
Vitesco Technologies Group AG†	35	2,007

		283,498

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	200	9,580

Banks-Commercial — 1.8%
ABN AMRO Bank NV CVA*	2,071	30,467
Amalgamated Financial Corp.	300	5,508
Associated Banc-Corp	400	8,912
Banco Bilbao Vizcaya Argentaria SA	39,194	274,659
Bank Leumi Le-Israel BM	12,925	123,408
BAWAG Group AG*	2,193	138,037
BOC Hong Kong Holdings, Ltd.	4,000	12,698
Cadence Bank	490	14,220
Carter Bankshares, Inc.†	900	13,482
Central Pacific Financial Corp.	200	5,498
CIT Group, Inc.	300	14,859
Citizens Financial Group, Inc.	386	18,289
Commerce Bancshares, Inc.	105	7,404
Commonwealth Bank of Australia	46	3,622
Cullen/Frost Bankers, Inc.	47	6,086
Danske Bank A/S	1,800	30,462
East West Bancorp, Inc.	129	10,253
Equity Bancshares, Inc., Class A	300	10,038
Financial Institutions, Inc.	471	15,034
First BanCorp/Puerto Rico	1,500	20,475
First Financial Corp.	176	7,542
First Horizon Corp.	487	8,264

First Internet Bancorp	200	6,808
Flagstar Bancorp, Inc.	250	11,797
Hancock Whitney Corp.	250	12,370
Hang Seng Bank, Ltd.	1,200	22,826
Hanmi Financial Corp.	1,100	24,409
Heartland Financial USA, Inc.	100	5,012
HomeStreet, Inc.	400	18,864
Hope Bancorp, Inc.	800	11,672
Independent Bank Corp.	100	2,253
ING Groep NV	3,452	52,355
KBC Group NV	1,620	150,866
M&T Bank Corp.	111	16,330
Mercantile Bank Corp.	100	3,437
Meta Financial Group, Inc.	200	11,088
Midland States Bancorp, Inc.	350	8,981
Nordea Bank Abp	3,453	42,242
OFG Bancorp	400	10,360
Peoples Bancorp, Inc.	200	6,392
Regions Financial Corp.	866	20,507
Republic Bancorp, Inc., Class A	198	10,696
Royal Bank of Canada	300	31,227
Seven Bank, Ltd.	5,500	11,630
Skandinaviska Enskilda Banken AB, Class A	2,186	34,172
Standard Chartered PLC	28,720	194,519
Swedbank AB, Class A	1,511	32,768
Toronto-Dominion Bank	300	21,778
Truist Financial Corp.	1,212	76,926
Umpqua Holdings Corp.	300	6,135
Western Alliance Bancorp	87	10,100
Zions Bancorp NA	147	9,259

		1,656,996

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	800	47,360
Northern Trust Corp.	188	23,131
State Street Corp.	318	31,339

		101,830

Banks-Super Regional — 0.4%
Comerica, Inc.	128	10,891
Fifth Third Bancorp	643	27,990
KeyCorp	881	20,501
PNC Financial Services Group, Inc.	383	80,824
US Bancorp	3,745	226,086

		366,292

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	2,798	157,723
Coca-Cola Consolidated, Inc.	26	10,436
Coca-Cola Femsa SAB de CV, ADR	1,370	73,638
Monster Beverage Corp.†	1,196	101,660
PepsiCo, Inc.	1,158	187,133

		530,590

Beverages-Wine/Spirits — 0.1%
Diageo PLC	126	6,263
Treasury Wine Estates, Ltd.	11,572	100,282

		106,545

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	10	4,925
Marston’s PLC†	74,847	81,434
Royal Unibrew A/S	173	21,464

		107,823

Broadcast Services/Program — 0.0%
Fox Corp., Class A	391	15,538

Building & Construction Products-Misc. — 0.3%
Armstrong Flooring, Inc.†	1,600	4,544
Caesarstone, Ltd.	600	7,488
Cie de Saint-Gobain	829	57,078
Fortune Brands Home & Security, Inc.	161	16,325
Geberit AG	41	32,008
James Hardie Industries PLC CDI	1,381	53,657
Owens Corning	126	11,770
Patrick Industries, Inc.	100	7,791
Wienerberger AG	2,660	94,155

		284,816

Building & Construction-Misc. — 0.0%
Ferrovial SA	691	21,775

Building Products-Air & Heating — 0.0%
Rinnai Corp.	300	30,691

Building Products-Cement — 0.2%
HeidelbergCement AG	276	20,783
Holcim, Ltd.	1,770	88,365
Taiheiyo Cement Corp.	700	14,808
Vulcan Materials Co.	474	90,117

		214,073

Building Products-Doors & Windows — 0.0%
Masonite International Corp.†	200	24,002

Building Products-Wood — 0.0%
Masco Corp.	302	19,796

Building-Heavy Construction — 0.1%
Dycom Industries, Inc.†	150	11,913
Orion Group Holdings, Inc.†	3,000	13,350
Primoris Services Corp.	500	13,475
Skanska AB, Class B	1,000	25,384
Southwest Gas Holdings, Inc.	200	13,850

		77,972

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	100	6,769

Building-Residential/Commercial — 0.7%
Beazer Homes USA, Inc.†	1,000	18,110
Bellway PLC	2,019	91,542
D.R. Horton, Inc.	424	37,850
Daiwa House Industry Co., Ltd.	800	26,329
Forestar Group, Inc.†	500	9,785
Lennar Corp., Class A	319	31,878
M/I Homes, Inc.†	100	5,726
MDC Holdings, Inc.	108	5,290
Meritage Homes Corp.†	150	16,306
NVR, Inc.†	3	14,684
Persimmon PLC	700	26,067
PulteGroup, Inc.	309	14,857
Sekisui House, Ltd.	2,800	58,014
Toll Brothers, Inc.	1,923	115,707
Tri Pointe Homes, Inc.†	700	16,933
Vistry Group PLC	7,870	131,400

		620,478

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	10,751	552,924

Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.†	11,217	60,695

Casino Services — 0.0%
Sankyo Co., Ltd.	1,000	24,207

Cellular Telecom — 0.4%
Orange SA	5,500	59,988
SoftBank Corp.	6,400	87,289
T-Mobile US, Inc.†	868	99,846
Turkcell Iletisim Hizmetleri AS ADR	2,762	10,965
United States Cellular Corp.†	80	2,446
Vodafone Group PLC	42,180	62,366

		322,900

Chemicals-Diversified — 0.7%
AdvanSix, Inc.	300	14,580
BASF SE	2,002	144,135
Celanese Corp.	136	21,965
Covestro AG*	400	25,617
Dow, Inc.	440	24,627
Eastman Chemical Co.	157	16,333
LANXESS AG	276	18,588
LyondellBasell Industries NV, Class A	387	35,921
Mitsubishi Gas Chemical Co., Inc.	1,400	28,166
Nitto Denko Corp.	400	31,165
PPG Industries, Inc.	1,787	286,939
Sumitomo Chemical Co., Ltd.	5,500	27,023
Westlake Chemical Corp.	50	4,867

		679,926

Chemicals-Specialty — 0.4%
Brenntag SE	970	92,217
Ecolab, Inc.	1,041	231,331

		323,548

Circuit Boards — 0.0%
TTM Technologies, Inc.†	400	5,296

Coal — 0.0%
SunCoke Energy, Inc.	2,260	16,317

Coatings/Paint — 0.2%
Sherwin-Williams Co.	453	143,424

Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	200	10,702
Medifast, Inc.	70	13,739
Quanta Services, Inc.	126	15,281
TravelSky Technology, Ltd.	27,323	51,131

		90,853

Commercial Services-Finance — 0.5%
Adyen NV†*	21	63,373
Automatic Data Processing, Inc.	1,109	248,959
IHS Markit, Ltd.	1,252	163,661

		475,993

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	375	44,850
Qualys, Inc.†	150	18,672
Tenable Holdings, Inc.†	290	15,443
Varonis Systems, Inc.†	200	12,948

		91,913

Computer Services — 0.3%
Amdocs, Ltd.	669	52,075
ExlService Holdings, Inc.†	200	24,526
Fujitsu, Ltd.	200	34,438
Genpact, Ltd.	220	10,857
Grid Dynamics Holdings, Inc.†	500	14,375
International Business Machines Corp.	1,223	152,997

		289,268

Computer Software — 0.2%
Akamai Technologies, Inc.†	287	30,267
Box, Inc., Class A†	1,000	25,830
Splunk, Inc.†	744	122,626
Zuora, Inc., Class A†	600	13,116

		191,839

Computers — 1.7%
Apple, Inc.	9,178	1,374,864
Asustek Computer, Inc.	5,000	63,470
Hewlett Packard Enterprise Co.	1,498	21,946
HP, Inc.	3,713	112,615

		1,572,895

Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	250	6,765

Computers-Memory Devices — 0.0%
Everspin Technologies, Inc.†	1,200	7,296

Computers-Other — 0.0%
Stratasys, Ltd.†	300	9,462

Computers-Periphery Equipment — 0.1%
Logitech International SA	1,097	91,321

Consulting Services — 0.0%
Bureau Veritas SA	552	17,523
CRA International, Inc.	100	10,982
FTI Consulting, Inc.†	60	8,635

		37,140

Consumer Products-Misc. — 0.0%
Clorox Co.	250	40,753

Containers-Metal/Glass — 0.1%
Ball Corp.	951	86,998
Crown Holdings, Inc.	156	16,222

		103,220

Containers-Paper/Plastic — 0.1%
Amcor PLC	1,815	21,907
Berry Global Group, Inc.†	103	6,751
Greatview Aseptic Packaging Co., Ltd.	119,005	48,945
Packaging Corp. of America	109	14,973
Sealed Air Corp.	179	10,618

		103,194

Cosmetics & Toiletries — 0.6%
Amorepacific Corp.	563	87,446
Beiersdorf AG	300	31,871
Kao Corp.	700	39,497
L’Oreal SA	200	91,312
Pola Orbis Holdings, Inc.	800	17,056
Procter & Gamble Co.	1,742	249,089
Unilever PLC	1,000	53,534

		569,805

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	200	12,300
Fidelity National Information Services, Inc.	1,577	174,637

		186,937

Diagnostic Equipment — 0.7%
Thermo Fisher Scientific, Inc.	992	628,005

Diagnostic Kits — 0.1%
Co-Diagnostics, Inc.†	800	6,568
DiaSorin SpA	111	25,066
Meridian Bioscience, Inc.†	375	7,054
Quidel Corp.†	70	9,294

		47,982

Dialysis Centers — 0.1%
DaVita, Inc.†	130	13,421
Fresenius Medical Care AG & Co. KGaA	1,374	91,266

		104,687

Distribution/Wholesale — 0.4%
Bunzl PLC	829	30,655
Ferguson PLC	276	41,531
Inchcape PLC	2,912	32,918
Jardine Cycle & Carriage, Ltd.	3,500	58,398
LKQ Corp.†	352	19,388
ScanSource, Inc.†	300	10,734
Titan Machinery, Inc.†	250	7,105
Veritiv Corp.†	300	32,181
WW Grainger, Inc.	291	134,765

		367,675

Diversified Banking Institutions — 3.1%
Banco Santander SA	13,000	49,239
Bank of America Corp.	14,429	689,418
Bank of Nova Scotia	1,400	91,787
Barclays PLC	105,330	291,542
BNP Paribas SA	3,862	258,493
Deutsche Bank AG†	2,700	34,789
Goldman Sachs Group, Inc.	306	126,485
HSBC Holdings PLC	10,000	60,422
JPMorgan Chase & Co.	6,416	1,090,014
Lloyds Banking Group PLC	63,000	43,299
Natwest Group PLC	9,000	27,233
Sumitomo Mitsui Financial Group, Inc.	600	19,589
UBS Group AG	4,000	72,717

		2,855,027

Diversified Financial Services — 0.0%
Hana Financial Group, Inc.	600	23,106

Diversified Manufacturing Operations — 0.5%
3M Co.	1,357	242,469
Eaton Corp. PLC	712	117,309
Parker-Hannifin Corp.	116	34,405
Siemens AG	138	22,379
Textron, Inc.	264	19,496
Trelleborg AB, Class B	1,967	44,926

		480,984

Diversified Minerals — 0.0%
BHP Group, Ltd.	829	22,812

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	2,000	13,457
Jardine Matheson Holdings, Ltd.	600	34,758
Swire Pacific, Ltd., Class A	4,000	25,165

		73,380

Drug Delivery Systems — 0.1%
Becton Dickinson & Co.	227	54,387

E-Commerce/Products — 1.7%
Alibaba Group Holding, Ltd. ADR†	586	96,655
Amazon.com, Inc.†	364	1,227,565
eBay, Inc.	800	61,376
Sea, Ltd. ADR†	314	107,881
ZOZO, Inc.	700	22,386

		1,515,863

E-Commerce/Services — 0.3%
ANGI, Inc.†	500	6,265
Auto Trader Group PLC*	3,039	25,187
Booking Holdings, Inc.†	41	99,252
Cargurus, Inc.†	300	10,062
Cars.com, Inc.†	800	10,416
ChannelAdvisor Corp.†	300	7,653
EverQuote, Inc., Class A†	100	1,379
Rightmove PLC	2,223	21,034
TrueCar, Inc.†	1,800	7,542
Uber Technologies, Inc.†	2,825	123,792

		312,582

E-Marketing/Info — 0.0%
CyberAgent, Inc.	2,100	35,008

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	800	15,428
Casio Computer Co., Ltd.	1,200	16,909
Legrand SA	345	37,585

		69,922

Electric-Distribution — 0.1%
Sempra Energy	376	47,989

Electric-Generation — 0.1%
Electric Power Development Co., Ltd.	700	9,225
Electricite de France SA	3,600	52,977
Engie SA	2,072	29,452
SSE PLC	1,300	29,240

		120,894

Electric-Integrated — 0.8%
AES Corp.	772	19,400
ALLETE, Inc.	200	12,308
Alliant Energy Corp.	225	12,728
Atco, Ltd., Class I	1,100	37,330

Avista Corp.	250	9,953
Canadian Utilities, Ltd., Class A	1,000	28,967
Chubu Electric Power Co., Inc.	7,000	72,411
CLP Holdings, Ltd.	5,000	48,936
Dominion Energy, Inc.	725	55,049
Duke Energy Corp.	269	27,441
Entergy Corp.	181	18,647
Evergy, Inc.	206	13,133
Exelon Corp.	1,130	60,105
FirstEnergy Corp.	490	18,880
IDACORP, Inc.	75	7,824
NextEra Energy, Inc.	498	42,494
NorthWestern Corp.	180	10,235
Origin Energy, Ltd.	8,000	30,391
Otter Tail Corp.	100	6,201
Pinnacle West Capital Corp.	423	27,279
Portland General Electric Co.	400	19,724
PPL Corp.	609	17,539
Public Service Enterprise Group, Inc.	607	38,727
Southern Co.	1,489	92,794

		728,496

Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,000	62,459

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	800	6,120
Hoya Corp.	300	44,023
Jabil, Inc.	174	10,433
Nippon Electric Glass Co., Ltd.	700	17,823
Sanmina Corp.†	200	7,550
Sensata Technologies Holding PLC†	2,105	115,986
Vishay Intertechnology, Inc.	200	3,844

		205,779

Electronic Components-Semiconductors — 1.1%
Alpha & Omega Semiconductor, Ltd.†	300	10,395
Amkor Technology, Inc.	880	19,290
Broadcom, Inc.	426	226,491
EMCORE Corp.†	1,100	8,228
Infineon Technologies AG	3,260	152,231
Intel Corp.	1,356	66,444
Micron Technology, Inc.	29	2,004
NVIDIA Corp.	1,255	320,866
Photronics, Inc.†	1,000	12,990
Qorvo, Inc.†	91	15,309
Samsung Electronics Co., Ltd.	950	56,746
Skyworks Solutions, Inc.	131	21,894
Texas Instruments, Inc.	649	121,674

		1,034,562

Electronic Forms — 0.7%
Adobe, Inc.†	945	614,590

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	88	10,186
Avnet, Inc.	100	3,811

		13,997

Electronics-Military — 0.0%
Thales SA	300	27,626

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	144	33,355
First Solar, Inc.†	96	11,480
SunPower Corp.†	400	13,464

		58,299

Engineering/R&D Services — 0.0%
COMSYS Holdings Corp.	600	14,845
Exponent, Inc.	100	11,480
Infrastructure and Energy Alternatives, Inc.†	600	6,642

		32,967

Enterprise Software/Service — 1.8%
Atlassian Corp. PLC, Class A†	548	251,055
Domo, Inc., Class B†	100	8,835
eGain Corp.†	800	8,256
HubSpot, Inc.†	40	32,409
Manhattan Associates, Inc.†	50	9,077
Open Text Corp. (NASDAQ)	704	35,446
Open Text Corp. (TSX)	400	20,149
Oracle Corp.	5,642	541,294
salesforce.com, Inc.†	1,480	443,541
SAP SE	803	116,331
SPS Commerce, Inc.†	100	15,273
UiPath, Inc., Class A†	721	36,230
Workday, Inc., Class A†	450	130,491
Workiva, Inc.†	200	29,910

		1,678,297

Entertainment Software — 0.2%
Activision Blizzard, Inc.	1,710	133,705
NetEase, Inc. ADR	207	20,201

		153,906

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	338	16,136
Credit Acceptance Corp.†	14	8,375

Total Finance-Auto Loans (cost $19,112)		24,511

Finance-Consumer Loans — 0.1%
Curo Group Holdings Corp.	600	10,308
Encore Capital Group, Inc.†	350	18,907
Enova International, Inc.†	600	19,464
International Money Express, Inc.†	600	10,044
OneMain Holdings, Inc.	108	5,703
Synchrony Financial	526	24,433

		88,859

Finance-Credit Card — 1.0%
Alliance Data Systems Corp.	100	8,525
American Express Co.	696	120,951
Capital One Financial Corp.	413	62,375
Discover Financial Services	265	30,030
Visa, Inc., Class A	3,282	695,029

		916,910

Finance-Investment Banker/Broker — 0.1%
Amerant Bancorp, Inc.†	322	8,549
Jefferies Financial Group, Inc.	245	10,535
Nomura Holdings, Inc.	5,500	26,541

		45,625

Finance-Leasing Companies — 0.0%
AerCap Holdings NV†	276	16,295

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	2,400	12,888
CME Group, Inc.	518	114,245
IG Group Holdings PLC	6,034	65,526
Intercontinental Exchange, Inc.	651	90,137
SEI Investments Co.	130	8,195

		290,991

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	400	6,464
NMI Holdings, Inc., Class A†	200	4,856
Radian Group, Inc.	700	16,709

		28,029

Firearms & Ammunition — 0.0%
Smith & Wesson Brands, Inc.	500	10,750

Fisheries — 0.0%
Toyo Suisan Kaisha, Ltd.	900	38,772

Food-Baking — 0.1%
Flowers Foods, Inc.	2,455	60,761

Food-Catering — 0.1%
Compass Group PLC†	4,753	100,823
Healthcare Services Group, Inc.	365	7,005

		107,828

Food-Confectionery — 0.3%
Hershey Co.	282	49,449
J.M. Smucker Co.	559	68,679
Mondelez International, Inc., Class A	1,948	118,321

		236,449

Food-Dairy Products — 0.0%
Yakult Honsha Co., Ltd.	400	20,145

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	266	21,272
WH Group, Ltd.*	13,068	9,171

		30,443

Food-Misc./Diversified — 0.4%
General Mills, Inc.	1,003	61,985
John B. Sanfilippo & Son, Inc.	100	8,450
Kellogg Co.	405	24,827
Kraft Heinz Co.	1,102	39,551
Nestle SA	1,243	164,023
Nissin Foods Holdings Co., Ltd.	300	22,926
Nomad Foods, Ltd.†	700	19,061

		340,823

Food-Retail — 0.6%
Carrefour SA	1,300	23,526
Empire Co., Ltd., Class A	2,400	71,752
Etablissements Franz Colruyt NV	450	22,077
George Weston, Ltd.	300	32,414
HelloFresh SE†	414	33,501
ICA Gruppen AB	1,263	65,297
J Sainsbury PLC	6,500	26,633
Jeronimo Martins SGPS SA	1,500	33,987
Kesko Oyj, Class B	986	32,018
Koninklijke Ahold Delhaize NV	1,883	61,232
Kroger Co.	2,253	90,165
Loblaw Cos., Ltd.	1,300	97,773

		590,375

Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	700	16,198
United Natural Foods, Inc.†	600	26,034

		42,232

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	105	4,852
Wolverine World Wide, Inc.	200	6,634

		11,486

Funeral Services & Related Items — 0.0%
Service Corp. International	201	13,766

Gas-Distribution — 0.1%
Enagas SA	2,428	54,465
Northwest Natural Holding Co.	200	9,018
UGI Corp.	241	10,462

		73,945

Gold Mining — 0.2%
Kinross Gold Corp.	3,000	18,035
McEwen Mining, Inc.†	8,600	9,460
Newcrest Mining, Ltd.	4,600	86,128
Newmont Corp.	900	48,600

		162,223

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	400	2,408

Home Furnishings — 0.0%
Tempur Sealy International, Inc.	177	7,871

Hotels/Motels — 0.1%
Marcus Corp.†	400	7,428
Melia Hotels International SA†	9,023	66,359

		73,787

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	135	13,324
Heidrick & Struggles International, Inc.	220	10,314
Insperity, Inc.	180	22,500
Kforce, Inc.	310	20,076
Paylocity Holding Corp.†	30	9,154
TriNet Group, Inc.†	120	12,150
TrueBlue, Inc.†	400	11,140

		98,658

Import/Export — 0.4%
ITOCHU Corp.	2,800	79,646
Marubeni Corp.	8,210	69,238
Mitsubishi Corp.	3,000	95,074
Mitsui & Co., Ltd.	1,800	40,935
Sumitomo Corp.	2,500	35,468

		320,361

Independent Power Producers — 0.0%
NRG Energy, Inc.	193	7,699

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	650	5,597

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	200	8,744

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	874	262,034

Instruments-Controls — 0.4%
Honeywell International, Inc.	1,725	377,120

Insurance Brokers — 0.0%
Selectquote, Inc.†	200	2,658
Willis Towers Watson PLC	116	28,104

		30,762

Insurance-Life/Health — 0.6%
Aflac, Inc.	634	34,027
AIA Group, Ltd.	2,400	27,098
AXA SA	3,462	100,692
Dai-ichi Life Holdings, Inc.	2,000	42,141
Equitable Holdings, Inc.	400	13,400
Globe Life, Inc.	84	7,478
Great-West Lifeco, Inc.	800	23,536
iA Financial Corp., Inc.	400	23,662
Japan Post Holdings Co., Ltd.	5,600	42,992
Japan Post Insurance Co., Ltd.	1,700	27,594
Legal & General Group PLC	8,288	32,768
Lincoln National Corp.	175	12,626
Manulife Financial Corp.	1,100	21,429
NN Group NV	2,086	111,697
Principal Financial Group, Inc.	247	16,571
Prudential Financial, Inc.	356	39,178
Voya Financial, Inc.	119	8,303

		585,192

Insurance-Multi-line — 0.6%
Allianz SE	320	74,409
Allstate Corp.	275	34,009
American Financial Group, Inc.	79	10,747
ASR Nederland NV	507	23,713
Chubb, Ltd.	407	79,520
Cincinnati Financial Corp.	145	17,609
Direct Line Insurance Group PLC	21,034	84,171
Genworth Financial, Inc., Class A†	2,400	9,864
Hartford Financial Services Group, Inc.	1,470	107,207
Loews Corp.	242	13,569
MetLife, Inc.	811	50,931

		505,749

Insurance-Property/Casualty — 1.4%
Admiral Group PLC	800	31,422
Alleghany Corp.†	12	7,817
Arch Capital Group, Ltd.†	365	15,264
Assurant, Inc.	201	32,423
Berkshire Hathaway, Inc., Class B†	1,609	461,799
Enstar Group, Ltd.†	30	6,923
Fidelity National Financial, Inc.	257	12,313
First American Financial Corp.	384	28,086
Markel Corp.†	11	14,444
MS&AD Insurance Group Holdings, Inc.	1,000	32,341
Old Republic International Corp.	182	4,701
Progressive Corp.	1,078	102,281
Safety Insurance Group, Inc.	130	10,193
Samsung Fire & Marine Insurance Co., Ltd.	185	36,571
Stewart Information Services Corp.	200	14,234
Travelers Cos., Inc.	2,657	427,458
WR Berkley Corp.	160	12,736

		1,251,006

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	800	41,656
Essent Group, Ltd.	150	7,200
Everest Re Group, Ltd.	276	72,174
Greenlight Capital Re, Ltd., Class A†	700	5,201
Muenchener Rueckversicherungs-Gesellschaft AG	111	32,874
Reinsurance Group of America, Inc.	61	7,203
SCOR SE	997	33,539
Swiss Re AG	650	62,927

		262,774

Internet Application Software — 0.0%
Perion Network, Ltd.†	600	17,052

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	100	7,659

Internet Content-Entertainment — 1.0%
Meta Platforms, Inc.†	2,395	774,950
Netflix, Inc.†	238	164,294

		939,244

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	700	23,123
Yelp, Inc.†	500	19,315

		42,438

Internet Security — 0.2%
NortonLifeLock, Inc.	470	11,961
Palo Alto Networks, Inc.†	418	212,800

		224,761

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.	50	8,394
Ameriprise Financial, Inc.	102	30,817
Artisan Partners Asset Management, Inc., Class A	250	12,385
BrightSphere Investment Group, Inc.	769	23,055
CI Financial Corp.	800	18,242
Federated Hermes, Inc.	400	13,324
Invesco, Ltd.	415	10,545
Julius Baer Group, Ltd.	2,936	212,216
Quilter PLC*	7,500	15,971
Raymond James Financial, Inc.	185	18,239
T. Rowe Price Group, Inc.	205	44,460

		407,648

Lighting Products & Systems — 0.0%
Signify NV*	800	38,703

Lottery Services — 0.0%
La Francaise des Jeux SAEM*	483	25,070

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	2,800	27,564

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	235	47,942
Manitowoc Co, Inc.†	800	17,144
Metso Outotec Oyj	8,979	90,096
Oshkosh Corp.	51	5,457
Sandvik AB	447	11,321
Terex Corp.	300	13,440

		185,400

Machinery-Electrical — 0.2%
Argan, Inc.	200	8,252
Hitachi, Ltd.	1,818	104,542
Schindler Holding AG (Participation Certificate)	97	25,235

		138,029

Machinery-Farming — 0.2%
AGCO Corp.	88	10,754
CNH Industrial NV	4,265	72,974
CNH Industrial NV	1,800	31,066
Deere & Co.	279	95,505

		210,299

Machinery-General Industrial — 0.3%
ANDRITZ AG	552	31,255
Atlas Copco AB, Class A	552	35,467
GEA Group AG	1,953	96,154
Otis Worldwide Corp.	621	49,872
Valmet Oyj	622	25,238
Westinghouse Air Brake Technologies Corp.	220	19,961

		257,947

Machinery-Material Handling — 0.2%
KION Group AG	1,750	190,971

Machinery-Pumps — 0.1%
Dover Corp.	167	28,237
IMI PLC	1,105	24,710

		52,947

Medical Instruments — 0.6%
Alcon, Inc.	1,354	112,869
Apyx Medical Corp.†	400	5,720
Demant A/S†	500	24,219
Intuitive Surgical, Inc.†	251	90,644
Medtronic PLC	2,164	259,377
Natus Medical, Inc.†	300	7,515

		500,344

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†	100	8,292
ICON PLC†	83	23,802
Laboratory Corp. of America Holdings†	113	32,433
Medpace Holdings, Inc.†	40	9,062
Quest Diagnostics, Inc.	155	22,751

		96,340

Medical Products — 0.3%
Apria, Inc.†	300	11,229
Electromed, Inc.†	400	4,392
Globus Medical, Inc., Class A†	200	15,434
Haemonetics Corp.†	120	8,245
Hanger, Inc.†	400	7,472
Henry Schein, Inc.†	126	9,620
Hologic, Inc.†	149	10,923
InfuSystem Holdings, Inc.†	300	4,989
Masimo Corp.†	20	5,671
Sartorius Stedim Biotech	90	49,544
Shockwave Medical, Inc.†	85	18,165
Sonova Holding AG	84	34,706
Straumann Holding AG	20	41,547
Surmodics, Inc.†	200	11,132
T2 Biosystems, Inc.†	2,550	1,975
Zynex, Inc.†	400	5,012

		240,056

Medical-Biomedical/Gene — 0.8%
Abeona Therapeutics, Inc.†	5,000	4,062
Achieve Life Sciences, Inc.†	550	4,560
Achillion Pharmaceuticals, Inc. CVR(1)†	1,296	0
Amgen, Inc.	350	72,439
AnaptysBio, Inc.†	500	16,450
Aptevo Therapeutics, Inc.†	250	3,810
Aravive, Inc.†	600	2,130
Arcus Biosciences, Inc.†	100	3,344
Assembly Biosciences, Inc.†	1,000	3,150
Atara Biotherapeutics, Inc.†	500	7,740
Atea Pharmaceuticals, Inc.†	400	4,656
Bio-Rad Laboratories, Inc., Class A†	30	23,840
Biogen, Inc.†	117	31,202
BioMarin Pharmaceutical, Inc.†	683	54,114
Bluebird Bio, Inc.†	50	1,171
Blueprint Medicines Corp.†	100	11,249
Calithera Biosciences, Inc.†	3,200	6,176
Celldex Therapeutic,s Inc.†	100	4,254
Cellectar Biosciences, Inc.†	2,400	2,069
Clearside Biomedical, Inc.†	1,900	10,374
Cogent Biosciences, Inc†	900	7,632
CSL, Ltd.	36	8,138
Cymabay Therapeutics, Inc.†	1,400	5,460
CytomX Therapeutics, Inc.†	800	4,744
Denali Therapeutics, Inc.†	200	9,670
Genmab A/S†	100	44,817
Gilead Sciences, Inc.	2,042	132,485
GlycoMimetics, Inc.†	2,600	4,966
GT Biopharma, Inc.†	500	3,230
Homology Medicines, Inc.†	800	4,584
Infinity Pharmaceuticals, Inc.†	2,100	5,334
Iterum Therapeutics PLC†	6,300	3,364
MacroGenics, Inc.†	100	1,953
Mustang Bio, Inc.†	1,500	3,360
Novavax, Inc.†	50	7,442
Pacific Biosciences of California, Inc.†	200	5,296
PDL BioPharma, Inc.(1)†	3,800	9,386
Pieris Pharmaceuticals, Inc.†	249	1,140
Precigen, Inc.†	1,000	4,830
Precision BioSciences, Inc.†	500	4,745
Prothena Corp. PLC†	250	13,837
Qualigen Therapeutics, Inc.†	2,000	2,300
RAPT Therapeutics, Inc.†	200	6,316
Regeneron Pharmaceuticals, Inc.†	95	60,794
REGENXBIO, Inc.†	150	5,316

Rigel Pharmaceuticals, Inc.†	1,500	5,040
Savara, Inc.†	4,000	4,640
Seelos Therapeutics, Inc.†	3,000	6,480
Selecta Biosciences, Inc.†	1,800	6,462
Sio Gene Therapies, Inc.†	2,500	4,775
Solid Biosciences, Inc.†	1,200	2,436
Synlogic, Inc.†	1,700	4,352
Tempest Therapeutics, Inc.†	240	2,813
UNITY Biotechnology, Inc.†	1,800	4,302
Vaxart, Inc.†	1,200	8,052
Verastem, Inc.†	2,600	6,760
Vir Biotechnology, Inc.†	200	7,546
Viracta Therapeutics, Inc.†	740	4,351
VistaGen Therapeutics, Inc.†	2,900	6,641
VYNE Therapeutics, Inc.†	1,605	2,151
WaVe Life Sciences, Ltd.†	1,100	5,049
Xencor, Inc.†	50	1,978

		711,757

Medical-Drugs — 3.9%
AbbVie, Inc.	1,718	197,003
Aclaris Therapeutics, Inc.†	600	10,410
Aduro Biotech Holding, Inc. CVR(1)	460	0
Alkermes PLC†	300	9,087
Amphastar Pharmaceuticals, Inc.†	300	5,604
Astellas Pharma, Inc.	2,000	33,639
AstraZeneca PLC	373	46,422
Beyondspring, Inc.†	330	4,561
Bristol-Myers Squibb Co.	1,170	68,328
Chimerix, Inc.†	1,000	5,240
Chugai Pharmaceutical Co., Ltd.	800	29,810
Cyclerion Therapeutics, Inc.†	2,600	6,656
Eagle Pharmaceuticals, Inc.†	150	7,856
Eli Lilly & Co.	901	229,539
GlaxoSmithKline PLC	1,657	34,210
Gritstone Bio, Inc.†	700	7,693
Harrow Health, Inc.†	290	2,926
Hikma Pharmaceuticals PLC	1,350	44,470
Ideaya Biosciences, Inc.†	153	3,280
Ipsen SA	240	24,803
Johnson & Johnson	4,806	782,801
Jounce Therapeutics, Inc.†	700	6,146
Merck & Co., Inc.	6,685	588,614
Nippon Shinyaku Co., Ltd.	300	23,979
Novartis AG	1,220	100,787
Novo Nordisk A/S, Class B	1,955	213,972
Ono Pharmaceutical Co., Ltd.	1,700	35,581
Orion Oyj, Class B	414	17,914
Pfizer, Inc.	6,064	265,239
Roche Holding AG	835	322,883
Sanofi	1,925	192,333
Spectrum Pharmaceuticals, Inc.†	2,000	3,660
Sumitomo Dainippon Pharma Co., Ltd.	1,100	15,510
Syros Pharmaceuticals, Inc.†	1,000	4,130
Vanda Pharmaceuticals, Inc.†	500	8,560
Vaxcyte, Inc.†	50	1,170
Zoetis, Inc.	955	206,471

		3,561,287

Medical-Generic Drugs — 0.0%
Tracon Pharmaceuticals, Inc.†	800	2,960

Medical-HMO — 1.1%
Anthem, Inc.	289	125,753
Centene Corp.†	472	33,625
Humana, Inc.	100	46,316
Tivity Health, Inc.†	500	12,510
Triple-S Management Corp., Class B†	259	9,140
UnitedHealth Group, Inc.	1,674	770,827

		998,171

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	392	98,180
Tenet Healthcare Corp.†	200	14,332
Universal Health Services, Inc., Class B	90	11,169

		123,681

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	300	23,403

Medical-Outpatient/Home Medical — 0.1%
Joint Corp.†	300	26,244
ModivCare, Inc.†	100	16,277

		42,521

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	706	86,146
Cardinal Health, Inc.	1,350	64,543
McKesson Corp.	186	38,666
Medipal Holdings Corp.	800	14,424
Owens & Minor, Inc.	370	13,276

		217,055

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.	600	15,816

Metal-Aluminum — 0.1%
Alcoa Corp.	200	9,190
Norsk Hydro ASA	5,500	40,287

		49,477

Metal-Diversified — 0.6%
Glencore PLC	77,017	384,980
Rio Tinto PLC	1,105	68,966
Rio Tinto, Ltd.	972	66,019

		519,965

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,072	21,712

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	700	21,079

Multimedia — 0.4%
Walt Disney Co.†	2,073	350,482

Networking Products — 0.7%
A10 Networks, Inc.	1,300	24,297
Arista Networks, Inc.†	256	104,881
Cisco Systems, Inc.	7,215	403,823
Extreme Networks, Inc.†	800	7,864
NeoPhotonics Corp.†	1,200	12,144
NETGEAR, Inc.†	200	5,766
Nokia Oyj†	10,414	59,832
Telefonaktiebolaget LM Ericsson, Class B	2,446	26,773

		645,380

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	252	33,919
Waste Management, Inc.	1,989	318,698

		352,617

Office Automation & Equipment — 0.1%
Canon, Inc.	1,600	35,910
FUJIFILM Holdings Corp.	600	46,331
Pitney Bowes, Inc.	1,000	6,940

		89,181

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	66	2,365

Oil Companies-Exploration & Production — 0.6%
Berry Corp.	1,700	16,337
Diamondback Energy, Inc.	140	15,007
EOG Resources, Inc.	677	62,595
Extraction Oil & Gas, Inc.†	200	13,326
Inpex Corp.	19,610	163,797
Laredo Petroleum, Inc.†	200	15,080
Lundin Energy AB	829	32,743
Marathon Oil Corp.	654	10,673
Oasis Petroleum, Inc.	100	12,060
Ovintiv, Inc.	650	24,388
Pioneer Natural Resources Co.	767	143,414
Ranger Oil Corp.†	500	16,520
SandRidge Energy, Inc.†	1,300	16,640
SM Energy Co.	500	17,160

		559,740

Oil Companies-Integrated — 1.3%
BP PLC	5,943	28,483
Chevron Corp.	1,505	172,307
Eni SpA	2,143	30,729
Exxon Mobil Corp.	5,921	381,727
Murphy Oil Corp.	500	13,915
OMV AG	483	29,257
Repsol SA	1,585	20,257
Royal Dutch Shell PLC, Class A (XAMS)	1,312	30,285
Royal Dutch Shell PLC, Class A (LSE)	9,113	209,648
Royal Dutch Shell PLC, Class B	2,486	57,327
TotalEnergies SE	4,598	230,524

		1,204,459

Oil Refining & Marketing — 0.1%
ENEOS Holdings, Inc.	6,900	27,824
Phillips 66	394	29,463
Rubis SCA	414	13,252
Sunoco LP	512	20,731
Valero Energy Corp.	368	28,458

		119,728

Oil-Field Services — 0.0%
MRC Global, Inc.†	1,400	11,620
NOW, Inc.†	1,700	12,274

		23,894

Optical Supplies — 0.0%
STAAR Surgical Co.†	100	11,846

Paper & Related Products — 0.1%
International Paper Co.	1,556	77,287
Resolute Forest Products, Inc.	1,100	12,936
Sylvamo Corp.†	0	0
Verso Corp., Class A	525	11,592

		101,815

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	330	27,892

Pharmacy Services — 0.3%
Cigna Corp.	315	67,287
CVS Health Corp.	1,942	173,382

		240,669

Pipelines — 0.2%
Kinder Morgan, Inc.	5,963	99,880
ONEOK, Inc.	352	22,394
Williams Cos., Inc.	1,405	39,467

		161,741

Poultry — 0.0%
Sanderson Farms, Inc.	80	15,156

Power Converter/Supply Equipment — 0.1%
ABB, Ltd.	900	29,774
Schneider Electric SE	570	98,113

		127,887

Private Corrections — 0.0%
CoreCivic, Inc.†	900	7,749

Private Equity — 0.0%
3i Group PLC	1,554	29,009

Protection/Safety — 0.0%
Alarm.com Holdings, Inc.†	50	4,213
Vivint Smart Home, Inc.†	661	5,995

		10,208

Publishing-Books — 0.0%
Gannett Co, Inc.†	1,300	7,540

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	311	32,587

Racetracks — 0.0%
Penn National Gaming, Inc.†	100	7,160

Real Estate Investment Trusts — 0.6%
American Tower Corp.	859	242,212
Braemar Hotels & Resorts, Inc.†	1,500	7,620
Chatham Lodging Trust†	570	7,233
CorePoint Lodging, Inc.†	700	12,068
DiamondRock Hospitality Co.†	1,500	13,560
Equinix, Inc.	141	118,027
GEO Group, Inc.	1,300	10,634
Hersha Hospitality Trust†	1,700	15,181
MFA Financial, Inc.	2,200	9,922
Outfront Media, Inc.	250	6,223
Park Hotels & Resorts, Inc.†	417	7,727

Pebblebrook Hotel Trust	400	8,984
Piedmont Office Realty Trust, Inc., Class A	400	7,104
Preferred Apartment Communities, Inc.	800	10,088
RLJ Lodging Trust	800	11,536
RPT Realty	500	6,645
Scentre Group	2,500	5,679
Stockland	5,000	17,114
Summit Hotel Properties, Inc.†	900	9,000
Sunstone Hotel Investors, Inc.†	1,300	16,042
Xenia Hotels & Resorts, Inc.†	207	3,685

		546,284

Real Estate Management/Services — 0.3%
Cushman & Wakefield PLC†	400	7,356
Daito Trust Construction Co., Ltd.	1,331	164,893
eXp World Holdings, Inc.	200	10,320
Jones Lang LaSalle, Inc.†	59	15,236
Marcus & Millichap, Inc.†	250	11,775
Newmark Group, Inc., Class A	600	8,928
RE/MAX Holdings, Inc., Class A	100	3,181
Realogy Holdings Corp.†	900	15,588

		237,277

Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	6,000	37,054
LEG Immobilien SE	138	20,523
Mitsui Fudosan Co., Ltd.	1,000	22,799
Sun Hung Kai Properties, Ltd.	5,500	73,164

		153,540

Recreational Vehicles — 0.0%
Brunswick Corp.	91	8,471
Camping World Holdings, Inc., Class A	300	11,175
Polaris, Inc.	54	6,207

		25,853

Rental Auto/Equipment — 0.2%
AMERCO	22	16,214
Ashtead Group PLC	595	49,867
CAI International, Inc.	400	22,372
Herc Holdings, Inc.	150	27,306
Textainer Group Holdings, Ltd.†	360	14,144
Triton International, Ltd.	100	6,219
United Rentals, Inc.†	65	24,642

		160,764

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	340	7,714
Genesco, Inc.†	100	6,059
Hennes & Mauritz AB, Class B	1,381	25,893
Industria de Diseno Textil SA	4,039	145,862
JD Sports Fashion PLC	1,200	17,868
Next PLC	256	27,909

		231,305

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	567	127,870
AutoZone, Inc.†	20	35,697
Canadian Tire Corp., Ltd., Class A	200	28,407
Genuine Parts Co.	167	21,895
O’Reilly Automotive, Inc.†	83	51,652

		265,521

Retail-Automobile — 0.1%
AutoNation, Inc.†	102	12,354
CarMax, Inc.†	146	19,990
Penske Automotive Group, Inc.	72	7,636
Rush Enterprises, Inc., Class A	337	17,551

		57,531

Retail-Building Products — 1.0%
BlueLinx Holdings, Inc.†	300	14,289
Home Depot, Inc.	1,816	675,080
Kingfisher PLC	5,524	25,326
Lowe’s Cos., Inc.	849	198,513

		913,208

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	221	27,015
Yamada Holdings Co., Ltd.	6,000	22,900

		49,915

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc., Class B	400	15,003
Lawson, Inc.	1,300	62,847

		77,850

Retail-Discount — 0.8%
B&M European Value Retail SA	7,394	64,074
BJ’s Wholesale Club Holdings, Inc.†	123	7,188
Dollar General Corp.	236	52,279
Target Corp.	869	225,610
Walmart, Inc.	2,394	357,711

		706,862

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	400	11,704
Walgreens Boots Alliance, Inc.	1,974	92,818

		104,522

Retail-Gardening Products — 0.1%
Tractor Supply Co.	490	106,413

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	200	4,496
Williams-Sonoma, Inc.	68	12,630

		17,126

Retail-Jewelry — 0.3%
Cie Financiere Richemont SA	1,330	164,289
Movado Group, Inc.	300	9,990
Pandora A/S	304	42,451
Signet Jewelers, Ltd.	200	17,836
Swatch Group AG (TRQX)	414	21,993
Swatch Group AG (XEGT)	100	27,436

		283,995

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	360	18,644

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	3,913	256,262

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	348	127,841

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	120	5,824

Retail-Restaurants — 0.1%
Bloomin’ Brands, Inc.†	600	12,972
Brinker International, Inc.†	200	8,392
Cracker Barrel Old Country Store, Inc.	25	3,329
Dine Brands Global, Inc.	100	8,451
Fiesta Restaurant Group, Inc.†	300	3,162
Jack in the Box, Inc.	90	8,906
McDonald’s Corp.	87	21,363
Red Robin Gourmet Burgers, Inc.†	100	1,987
Ruth’s Hospitality Group, Inc.†	250	4,835

		73,397

Retail-Sporting Goods — 0.1%
Academy Sports & Outdoors, Inc.†	500	21,390
Big 5 Sporting Goods Corp.	700	16,926
Dick’s Sporting Goods, Inc.	203	25,215
Hibbett Sports, Inc.	180	13,939

		77,470

Rubber-Tires — 0.2%
Bridgestone Corp.	900	39,632
Continental AG†	175	20,537
Goodyear Tire & Rubber Co.†	800	15,296
Nokian Renkaat Oyj	700	26,218
Sumitomo Rubber Industries, Ltd.	3,000	36,877
Yokohama Rubber Co., Ltd.	1,400	23,609

		162,169

Satellite Telecom — 0.1%
EchoStar Corp., Class A†	300	7,038
Eutelsat Communications SA	4,401	62,475

		69,513

Savings & Loans/Thrifts — 0.1%
Berkshire Hills Bancorp, Inc.	500	13,575
First Financial Northwest, Inc.	779	12,854
Flushing Financial Corp.	500	12,010
HomeTrust Bancshares, Inc.	200	6,080
Investors Bancorp, Inc.	400	6,120

		50,639

Schools — 0.0%
American Public Education, Inc.†	300	7,497
Laureate Education, Inc., Class A	700	12,124
Perdoceo Education Corp.†	300	3,186

		22,807

Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	50	4,041
NXP Semiconductors NV	401	80,545
QUALCOMM, Inc.	1,237	164,570
United Microelectronics Corp.	5,103	52,408
United Microelectronics Corp.	13,000	27,114

		328,678

Semiconductor Equipment — 0.7%
ASM International NV	168	76,013
ASML Holding NV(NASDAQ)	374	304,017
ASML Holding NV(XAMS)	235	190,298
Axcelis Technologies, Inc.†	275	15,106
BE Semiconductor Industries NV	300	27,383
Tokyo Electron, Ltd.	100	46,370

		659,187

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	36	7,298

Steel Pipe & Tube — 0.0%
Tenaris SA	1,323	14,728

Steel-Producers — 0.5%
ArcelorMittal	4,603	157,284
ArcelorMittal SA	4,320	146,447
BlueScope Steel, Ltd.	1,600	24,818
Evraz PLC	4,143	35,244
Nucor Corp.	349	38,966
POSCO ADR	300	18,978
Reliance Steel & Aluminum Co.	74	10,816
Steel Dynamics, Inc.	244	16,123
thyssenkrupp AG†	1,800	18,711
voestalpine AG	600	22,778

		490,165

Telecom Services — 0.1%
ATN International, Inc.	100	4,078
BCE, Inc.	800	41,183
Ooma, Inc.†	400	9,240
TELUS Corp.	1,000	22,939

		77,440

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	831	15,357
Juniper Networks, Inc.	2,463	72,708

		88,065

Telephone-Integrated — 0.6%
AT&T, Inc.	3,071	77,573
KDDI Corp.	3,000	92,863
Nippon Telegraph & Telephone Corp.	3,400	95,102
Shenandoah Telecommunications Co.	200	5,528
SoftBank Group Corp.	600	32,449
Telephone & Data Systems, Inc.	500	9,370
Verizon Communications, Inc.	3,575	189,439

		502,324

Television — 0.0%
ITV PLC†	12,000	17,679

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	69	54,016

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	82	14,531

Therapeutics — 0.0%
Akebia Therapeutics, Inc.†	2,000	5,740
G1 Therapeutics, Inc.†	400	5,796

		11,536

Tobacco — 0.5%
Altria Group, Inc.	2,679	118,171
Imperial Brands PLC	959	20,238
Japan Tobacco, Inc.	2,300	45,112
KT&G Corp.	700	48,581

Philip Morris International, Inc.	1,405	132,829
Swedish Match AB	4,210	37,051
Turning Point Brands, Inc.	200	7,634
Vector Group, Ltd.	1,100	14,586

		424,202

Tools-Hand Held — 0.0%
Snap-on, Inc.	62	12,600

Toys — 0.1%
Nintendo Co., Ltd.	200	88,089

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	1,200	8,280

Transactional Software — 0.0%
SimCorp A/S	180	21,745

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	100	4,102

Transport-Marine — 0.3%
AP Moller - Maersk A/S, Series B	87	251,401
DHT Holdings, Inc.	1,300	8,463
International Seaways, Inc.	150	2,632
Nordic American Tankers, Ltd.	1,100	2,585
Teekay LNG Partners LP	500	8,545

		273,626

Transport-Rail — 0.2%
Aurizon Holdings, Ltd.	20,359	51,612
Canadian Pacific Railway, Ltd.	1,192	92,261
Union Pacific Corp.	203	49,004

		192,877

Transport-Services — 0.9%
Deutsche Post AG	900	55,682
Expeditors International of Washington, Inc.	52	6,410
Kamigumi Co., Ltd.	700	14,046
Kuehne & Nagel International AG	111	34,951
Royal Mail PLC	4,144	23,848
United Parcel Service, Inc., Class B	2,990	638,275
Yamato Holdings Co., Ltd.	1,100	26,995

		800,207

Transport-Truck — 0.1%
ArcBest Corp.	150	13,477
Covenant Logistics Group, Inc.†	400	11,360
Knight-Swift Transportation Holdings, Inc.	149	8,447
Werner Enterprises, Inc.	450	20,394

		53,678

Vitamins & Nutrition Products — 0.0%
China Feihe, Ltd.*	7,000	11,660
USANA Health Sciences, Inc.†	100	9,706

		21,366

Water — 0.0%
Consolidated Water Co., Ltd.	600	6,666
Essential Utilities, Inc.	194	9,132

		15,798

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	115	340,506
Alphabet, Inc., Class C†	116	343,987

		684,493

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	227	56,430

Total Common Stocks (cost $44,183,555)		57,494,034

U.S. CORPORATE BONDS & NOTES — 14.3%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.93% due 01/15/2025	360,000	377,642

Banks-Super Regional — 0.8%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	200,000	201,554
US Bancorp Senior Notes 1.38% due 07/22/2030	275,000	260,118
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	245,000	258,850

		720,522

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	365,000	379,683

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	235,000	250,601

Commercial Services-Finance — 0.3%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	250,000	253,598

Computers — 0.4%
Apple, Inc. Senior Notes 3.75% due 11/13/2047	330,000	388,383

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	345,000	372,595
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	235,000	249,872
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	290,000	370,545
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	180,000	244,755

		1,237,767

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	270,000	371,529

Drug Delivery Systems — 0.3%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	230,000	251,333

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	260,000	252,259

Electronic Components-Semiconductors — 0.7%
Intel Corp. Senior Notes 3.90% due 03/25/2030	225,000	255,057
NVIDIA Corp. Senior Notes 3.20% due 09/16/2026	345,000	374,402

		629,459

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	375,000	388,900

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	230,000	250,677
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	350,000	370,298
Visa, Inc. Senior Notes 4.30% due 12/14/2045	205,000	262,358

		883,333

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	195,000	245,652

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	220,000	234,548

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	250,000	255,072

Machinery-Farming — 0.2%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	215,000	215,873

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	370,000	392,153

Medical-HMO — 0.8%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	205,000	238,595
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	205,000	237,081
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	250,000	253,635

		729,311

Multimedia — 0.6%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	490,000	522,665

Oil Companies-Integrated — 0.5%
Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	240,000	259,824
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	220,000	245,319

		505,143

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	200,000	244,394

Pipelines — 0.9%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	350,000	376,841
MPLX LP Senior Notes 2.65% due 08/15/2030	235,000	234,011
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	255,000	262,224

		873,076

Retail-Building Products — 0.5%
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	240,000	256,503
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	200,000	252,749

		509,252

Retail-Major Department Stores — 0.3%
TJX Cos., Inc. Senior Notes 2.25% due 09/15/2026	240,000	249,707

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	245,000	262,215

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.50% due 09/15/2053	167,000	169,029
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	260,000	247,422

		416,451

Transport-Rail — 0.9%
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	220,000	251,800
CSX Corp. Senior Notes 3.80% due 03/01/2028	235,000	260,826
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	285,000	301,055

		813,681

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	190,000	235,867

Total U.S. Corporate Bonds & Notes (cost $12,795,213)		13,090,069

U.S. GOVERNMENT AGENCIES — 1.4%
Federal National Mtg. Assoc. — 1.4%
2.13% due 04/24/2026	820,000	856,551
2.63% due 09/06/2024	440,000	464,074

Total U.S. Government Agencies (cost $1,304,239)		1,320,625

U.S. GOVERNMENT TREASURIES — 12.3%
United States Treasury Bonds — 3.2%
United States Treasury Bonds
1.13% due 05/15/2040	582,000	502,384
1.25% due 05/15/2050	305,000	257,427
2.75% due 11/15/2047	445,000	517,347
3.00% due 08/15/2048	740,000	902,511
3.38% due 05/15/2044	615,000	770,192

		2,949,861

United States Treasury Notes — 9.1%
United States Treasury Notes
1.13% due 02/15/2031	675,000	651,375
1.63% due 08/15/2029	973,000	984,668
2.00% due 02/15/2025	1,390,000	1,442,071
2.00% due 11/15/2026	1,625,000	1,688,921
2.13% due 06/30/2022	425,000	430,678
2.25% due 01/31/2024	325,000	337,086
2.25% due 11/15/2024	707,000	738,235
2.25% due 02/15/2027	990,000	1,040,931
2.63% due 02/15/2029	960,000	1,037,550

		8,351,515

Total U.S. Government Treasuries (cost $11,419,190)		11,301,376

EXCHANGE-TRADED FUNDS — 5.1%
FlexShares Quality Dividend Index Fund ETF	13,803	805,543
Invesco S&P 500® Top 50 ETF	3,655	1,305,201
iShares Russell 1000 Value ETF	824	135,581
iShares S&P 500 Growth ETF	29,813	2,404,120

Total Exchange-Traded Funds (cost $4,186,611)		4,650,445

WARRANTS — 0.0%
Retail-Jewelry — 0.0%
Cie Financiere Richemont SA Expires 11/29/2023† (cost $0)	1,200	865

Total Long-Term Investment Securities (cost $73,888,808)		87,857,414

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Registered Investment Companies — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2) (cost $3,519,178)	3,519,178	3,519,178

TOTAL INVESTMENTS (cost $77,407,986)	99.5%	91,376,592
Other assets less liabilities	0.5	481,145

NET ASSETS	100.0%	91,857,737

†	Non-income producing security
#	Effective May 3, 2021, the name of the SA Legg Mason Tactical Opportunities Portfolio was changed to SA Franklin Tactical Opportunities Portfolio.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $383,256 representing 0.4% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of October 31, 2021

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund

XAMS - Euronext Stock Exchange, Amsterdam

NASDAQ	— National Association of Securities Dealers Automated Quotations
LSE	— London Stock Exchange
TRQX	— Turquoise Stock Exchange
TSX	— Toronto Stock Exchange
XEGT	— Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
16	Long	S&P 500 E-Mini Index	December 2021	$3,586,560	$3,677,600	$91,040
25	Short	U.S. Treasury 10 Year Notes	December 2021	3,338,803	3,267,578	71,225

						$162,265

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$702,371	$—	$9,386	$711,757
Medical-Drugs	3,561,287	—	0	3,561,287
Other Industries	53,220,990	—	—	53,220,990
U.S. Corporate Bonds & Notes	—	13,090,069	—	13,090,069
U.S. Government Agencies	—	1,320,625	—	1,320,625
U.S. Government Treasuries	—	11,301,376	—	11,301,376
Exchange-Traded Funds	4,650,445	—	—	4,650,445
Warrants	865	—	—	865
Short-Term Investment Securities	3,519,178	—	—	3,519,178

Total Investments at Value	$65,655,136	$25,712,070	$9,386	$91,376,592

Other Financial Instruments:†
Futures Contracts	$162,265	$—	$—	$162,265

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period level 3 investments in securities were not considered a material portion of the portfolio. There were no level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.1%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	8,966	$327,887
Omnicom Group, Inc.	5,654	384,924

		712,811

Aerospace/Defense — 1.6%
General Dynamics Corp.	1,669	338,390
Lockheed Martin Corp.	4,038	1,341,908
Northrop Grumman Corp.	2,700	964,494

		2,644,792

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	3,587	230,429
Bunge, Ltd.	884	81,894

		312,323

Apparel Manufacturers — 0.1%
Carter’s, Inc.	1,084	106,796

Appliances — 0.1%
Whirlpool Corp.	401	84,543

Applications Software — 2.6%
Intuit, Inc.	3,515	2,200,355
Microsoft Corp.	6,183	2,050,406

		4,250,761

Auto-Heavy Duty Trucks — 0.9%
Cummins, Inc.	4,008	961,279
PACCAR, Inc.	6,349	568,997

		1,530,276

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	2,405	80,231
Gentex Corp.	7,073	250,313

		330,544

Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	27,914	1,573,512
Monster Beverage Corp.†	9,159	778,515
PepsiCo, Inc.	10,433	1,685,973

		4,038,000

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	1,237	79,205

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	135	66,485

Broadcast Services/Program — 0.1%
Fox Corp., Class A	2,050	81,467

Building & Construction Products-Misc. — 0.1%
Louisiana-Pacific Corp.	760	44,787
Trex Co., Inc.†	1,685	179,284

		224,071

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	698	208,897

Building-Maintenance & Services — 0.1%
Rollins, Inc.	6,096	214,762

Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	5,583	498,395
Lennar Corp., Class A	1,755	175,377
NVR, Inc.†	83	406,268
PulteGroup, Inc.	5,322	255,882

		1,335,922

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	26,916	1,384,290

Chemicals-Diversified — 1.1%
Celanese Corp.	2,326	375,672
Dow, Inc.	4,841	270,951
Eastman Chemical Co.	2,886	300,231
Huntsman Corp.	2,895	94,319
LyondellBasell Industries NV, Class A	8,067	748,779

		1,789,952

Chemicals-Specialty — 0.1%
NewMarket Corp.	193	65,622
Valvoline, Inc.	3,424	116,279

		181,901

Commercial Services — 0.6%
Cintas Corp.	2,070	896,517
Quanta Services, Inc.	895	108,546

		1,005,063

Commercial Services-Finance — 3.1%
Automatic Data Processing, Inc.	7,875	1,767,859
H&R Block, Inc.	5,650	130,345
Moody’s Corp.	3,277	1,324,400
S&P Global, Inc.	4,068	1,928,883

		5,151,487

Communications Software — 0.2%
Zoom Video Communications, Inc., Class A†	1,393	382,587

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	1,494	234,095

Computer Data Security — 0.4%
Fortinet, Inc.†	1,962	659,899

Computer Services — 2.9%
Accenture PLC, Class A	5,471	1,962,940
Amdocs, Ltd.	3,526	274,464
Cognizant Technology Solutions Corp., Class A	12,098	944,733
EPAM Systems, Inc.†	358	241,020
International Business Machines Corp.	10,738	1,343,324

		4,766,481

Computer Software — 0.1%
Akamai Technologies, Inc.†	2,229	235,070

Computers — 1.9%
Apple, Inc.	12,386	1,855,423
Hewlett Packard Enterprise Co.	8,402	123,089
HP, Inc.	40,784	1,236,979

		3,215,491

Computers-Memory Devices — 0.3%
NetApp, Inc.	6,103	544,998

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	2,700	234,522
FTI Consulting, Inc.†	476	68,506

		303,028

Consumer Products-Misc. — 0.6%
Clorox Co.	3,778	615,852
Kimberly-Clark Corp.	2,336	302,488

		918,340

Containers-Paper/Plastic — 0.4%
Amcor PLC	10,167	122,716
Packaging Corp. of America	2,294	315,127
Sonoco Products Co.	2,534	146,845

		584,688

Cosmetics & Toiletries — 2.0%
Estee Lauder Cos., Inc., Class A	5,035	1,633,002
Procter & Gamble Co.	11,446	1,636,663

		3,269,665

Data Processing/Management — 1.0%
Fair Isaac Corp.†	381	151,714
Jack Henry & Associates, Inc.	2,005	333,792
Paychex, Inc.	9,130	1,125,547

		1,611,053

Diagnostic Equipment — 1.3%
Thermo Fisher Scientific, Inc.	3,288	2,081,534

Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	1,123	748,075
Quidel Corp.†	504	66,916

		814,991

Distribution/Wholesale — 1.9%
Copart, Inc.†	5,372	834,218
Fastenal Co.	16,664	951,181
Pool Corp.	1,088	560,494
Watsco, Inc.	851	246,432
WW Grainger, Inc.	1,242	575,183

		3,167,508

Diversified Manufacturing Operations — 2.5%
3M Co.	7,602	1,358,325
A.O. Smith Corp.	2,008	146,725
Eaton Corp. PLC	4,230	696,935
Illinois Tool Works, Inc.	6,660	1,517,614
Trane Technologies PLC	2,537	459,019

		4,178,618

E-Commerce/Products — 0.4%
eBay, Inc.	7,793	597,879

E-Commerce/Services — 0.3%
Match Group, Inc.†	3,222	485,813

Electric Products-Misc. — 0.9%
Emerson Electric Co.	15,163	1,470,963

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	8,088	609,835

Electric-Integrated — 3.7%
Alliant Energy Corp.	5,706	322,788
Ameren Corp.	5,049	425,580
American Electric Power Co., Inc.	7,905	669,633
Dominion Energy, Inc.	15,092	1,145,936
Evergy, Inc.	4,668	297,585
Hawaiian Electric Industries, Inc.	2,637	106,957
OGE Energy Corp.	1,288	43,882
Public Service Enterprise Group, Inc.	12,823	818,107
Southern Co.	21,661	1,349,913
WEC Energy Group, Inc.	4,313	388,429
Xcel Energy, Inc.	8,461	546,496

		6,115,306

Electronic Components-Misc. — 0.4%
Garmin, Ltd.	3,900	560,040
Hubbell, Inc.	585	116,631

		676,671

Electronic Components-Semiconductors — 4.6%
Intel Corp.	27,018	1,323,882
Monolithic Power Systems, Inc.	628	329,989
NVIDIA Corp.	9,503	2,429,632
Skyworks Solutions, Inc.	4,851	810,747
Texas Instruments, Inc.	8,131	1,524,400
Xilinx, Inc.	6,511	1,171,980

		7,590,630

Electronic Forms — 1.2%
Adobe, Inc.†	3,059	1,989,451

Electronic Security Devices — 0.1%
Allegion PLC	1,530	196,299

Enterprise Software/Service — 1.5%
Oracle Corp.	19,602	1,880,616
Veeva Systems, Inc., Class A†	1,893	600,100

		2,480,716

Entertainment Software — 0.9%
Activision Blizzard, Inc.	10,661	833,584
Electronic Arts, Inc.	4,064	569,976

		1,403,560

Finance-Consumer Loans — 0.1%
Synchrony Financial	3,849	178,786

Finance-Credit Card — 0.9%
Mastercard, Inc., Class A	4,280	1,436,026

Finance-Investment Banker/Broker — 0.2%
Evercore, Inc., Class A	582	88,371
Jefferies Financial Group, Inc.	3,128	134,504
Lazard, Ltd., Class A	2,743	134,379

		357,254

Finance-Other Services — 0.1%
SEI Investments Co.	2,656	167,434

Food-Baking — 0.1%
Flowers Foods, Inc.	5,020	124,245

Food-Confectionery — 0.7%
Hershey Co.	4,374	766,981
J.M. Smucker Co.	2,537	311,696

		1,078,677

Food-Meat Products — 0.5%
Hormel Foods Corp.	7,582	320,870
Tyson Foods, Inc., Class A	7,275	581,782

		902,652

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	2,829	113,019
Conagra Brands, Inc.	2,980	95,956
General Mills, Inc.	16,685	1,031,133
Ingredion, Inc.	1,661	158,177
Kellogg Co.	5,493	336,721

		1,735,006

Food-Retail — 0.4%
Kroger Co.	16,411	656,768

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,854	262,911
UGI Corp.	1,364	59,211

		322,122

Gold Mining — 0.4%
Newmont Corp.	11,022	595,188

Human Resources — 0.3%
ManpowerGroup, Inc.	349	33,731
Robert Half International, Inc.	3,407	385,229

		418,960

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.	3,196	1,020,802

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	4,336	1,299,976

Instruments-Controls — 1.5%
Honeywell International, Inc.	6,685	1,461,475
Mettler-Toledo International, Inc.†	640	947,763

		2,409,238

Instruments-Scientific — 0.2%
Waters Corp.†	925	339,984

Insurance-Property/Casualty — 0.5%
Old Republic International Corp.	1,859	48,018
Progressive Corp.	8,758	830,959

		878,977

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	4,695	1,519,161

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,574	332,350

Investment Management/Advisor Services — 0.6%
Invesco, Ltd.	7,942	201,806
T. Rowe Price Group, Inc.	3,969	860,797

		1,062,603

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	226	46,427

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	817	116,341

Machinery-Electrical — 0.0%
BWX Technologies, Inc.	1,310	74,329

Machinery-Farming — 0.2%
Toro Co.	2,948	281,446

Machinery-Pumps — 0.2%
Graco, Inc.	4,318	324,627

Medical Information Systems — 0.3%
Cerner Corp.	7,245	538,231

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	621	178,240
Quest Diagnostics, Inc.	1,480	217,234

		395,474

Medical Products — 0.3%
West Pharmaceutical Services, Inc.	1,110	477,167

Medical-Biomedical/Gene — 4.2%
Amgen, Inc.	6,486	1,342,408
Bio-Rad Laboratories, Inc., Class A†	230	182,776
Biogen, Inc.†	4,069	1,085,121
Gilead Sciences, Inc.	23,345	1,514,624
Moderna, Inc.†	2,373	819,183
Regeneron Pharmaceuticals, Inc.†	1,789	1,144,853
United Therapeutics Corp.†	286	54,557
Vertex Pharmaceuticals, Inc.†	3,937	728,069

		6,871,591

Medical-Drugs — 7.0%
AbbVie, Inc.	13,635	1,563,525
Bristol-Myers Squibb Co.	23,485	1,371,524
Eli Lilly & Co.	7,726	1,968,276
Jazz Pharmaceuticals PLC†	394	52,418
Johnson & Johnson	9,119	1,485,303
Merck & Co., Inc.	21,329	1,878,019
Organon & Co.	1,923	70,670
Pfizer, Inc.	39,849	1,742,995
Zoetis, Inc.	6,446	1,393,625

		11,526,355

Medical-HMO — 1.5%
Humana, Inc.	1,795	831,372
UnitedHealth Group, Inc.	3,746	1,724,921

		2,556,293

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	383	184,702

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	1,933	92,417
Premier, Inc., Class A	1,773	69,058

		161,475

Metal-Copper — 0.0%
Southern Copper Corp.	929	55,731

Multimedia — 0.3%
FactSet Research Systems, Inc.	983	436,344

Networking Products — 1.2%
Arista Networks, Inc.†	815	333,897
Cisco Systems, Inc.	29,175	1,632,925

		1,966,822

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	2,212	39,374

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,253	272,803

Oil Companies-Exploration & Production — 0.1%
Cabot Oil & Gas Corp.	8,630	183,992

Paper & Related Products — 0.1%
International Paper Co.	4,564	226,694
Sylvamo Corp.	413	11,630

		238,324

Pharmacy Services — 0.5%
CVS Health Corp.	8,462	755,487

Power Converter/Supply Equipment — 0.3%
Generac Holdings, Inc.†	873	435,243

Real Estate Investment Trusts — 2.2%
CoreSite Realty Corp.	558	79,493
CubeSmart	1,278	70,303
Extra Space Storage, Inc.	1,399	276,121
Life Storage, Inc.	489	65,433
National Retail Properties, Inc.	4,582	207,839
Public Storage	4,654	1,545,966
Realty Income Corp.	8,569	612,084
SL Green Realty Corp.	492	34,474
Spirit Realty Capital, Inc.	2,799	136,955
STORE Capital Corp.	5,543	190,291
VICI Properties, Inc.	5,795	170,083
WP Carey, Inc.	4,038	311,370

		3,700,412

Recreational Vehicles — 0.1%
Brunswick Corp.	512	47,662
Polaris, Inc.	382	43,911

		91,573

Rental Auto/Equipment — 0.0%
AMERCO	58	42,745

Respiratory Products — 0.6%
ResMed, Inc.	3,607	948,316

Retail-Apparel/Shoe — 0.1%
Foot Locker, Inc.	3,119	148,683

Retail-Auto Parts — 1.4%
AutoZone, Inc.†	538	960,244
Genuine Parts Co.	919	120,490
O’Reilly Automotive, Inc.†	1,928	1,199,833

		2,280,567

Retail-Automobile — 0.0%
AutoNation, Inc.†	338	40,939

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,169	98,278
Qurate Retail, Inc., Series A	4,483	46,802

		145,080

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	6,583	804,706

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	889	170,279

Retail-Discount — 4.1%
Costco Wholesale Corp.	4,080	2,005,483
Dollar General Corp.	6,230	1,380,070
Target Corp.	6,802	1,765,935
Walmart, Inc.	10,867	1,623,747

		6,775,235

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	17,831	838,414

Retail-Gardening Products — 0.4%
Tractor Supply Co.	3,290	714,489

Retail-Home Furnishings — 0.3%
Williams-Sonoma, Inc.	2,253	418,450

Retail-Restaurants — 1.0%
McDonald’s Corp.	6,598	1,620,139

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	468	58,130

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	2,888	35,898
People’s United Financial, Inc.	4,839	82,940

		118,838

Schools — 0.0%
Grand Canyon Education, Inc.†	642	51,167

Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	4,560	791,114
QUALCOMM, Inc.	11,472	1,526,235

		2,317,349

Semiconductor Equipment — 2.8%
Applied Materials, Inc.	11,174	1,526,927
KLA Corp.	4,099	1,527,943
Lam Research Corp.	2,375	1,338,479
Teradyne, Inc.	1,739	240,400

		4,633,749

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,031	209,015

Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	6,415	560,414

Software Tools — 0.1%
VMware, Inc., Class A†	1,038	157,465

Steel-Producers — 0.7%
Nucor Corp.	6,003	670,235
Reliance Steel & Aluminum Co.	1,151	168,230
Steel Dynamics, Inc.	4,508	297,889

		1,136,354

Telephone-Integrated — 1.8%
AT&T, Inc.	52,444	1,324,735
Lumen Technologies, Inc.	11,331	134,386
Verizon Communications, Inc.	27,321	1,447,740

		2,906,861

Tobacco — 1.8%
Altria Group, Inc.	31,356	1,383,113
Philip Morris International, Inc.	16,006	1,513,207

		2,896,320

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,223	248,550

Transport-Rail — 1.0%
Union Pacific Corp.	6,867	1,657,694

Transport-Services — 1.5%
C.H. Robinson Worldwide, Inc.	3,736	362,355
Expeditors International of Washington, Inc.	4,647	572,789
United Parcel Service, Inc., Class B	7,192	1,535,276

		2,470,420

Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	2,267	447,030
Landstar System, Inc.	1,022	179,678
Old Dominion Freight Line, Inc.	1,823	622,281

		1,248,989

Web Portals/ISP — 1.2%
Alphabet, Inc., Class A†	332	983,025
Alphabet, Inc., Class C†	316	937,070

		1,920,095

Wireless Equipment — 0.6%
Motorola Solutions, Inc.	4,146	1,030,654

TOTAL INVESTMENTS (cost $127,569,003)	99.1%	163,456,395
Other assets less liabilities	0.9	1,563,258

NET ASSETS	100.0%	$165,019,653

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$163,456,395	$—	$—	$163,456,395

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 33.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	590,552	$21,891,767
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	327,174	5,260,963
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	111,647	1,772,961

Total Domestic Equity Investment Companies (cost $20,710,477)		28,925,691

Domestic Fixed Income Investment Companies — 37.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,329,006	14,831,705
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,597,535	17,029,719

Total Domestic Fixed Income Investment Companies (cost $31,788,254)		31,861,424

International Equity Investment Companies — 29.3%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	142,778	2,458,632
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,661,208	22,692,103

Total International Equity Investment Companies (cost $20,486,869)		25,150,735

TOTAL INVESTMENTS (cost $72,985,600)	100.1%	85,937,850
Liabilities in excess of other assets	(0.1)	(81,221)

NET ASSETS	100.0%	$85,856,629

@

The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$85,937,850	$—	$—	$85,937,850

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 41.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	697,866	$25,869,885
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	374,934	6,028,946
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	217,437	3,452,892

Total Domestic Equity Investment Companies (cost $25,675,235)		35,351,723

Domestic Fixed Income Investment Companies — 22.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	788,993	8,805,163
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	945,286	10,076,750

Total Domestic Fixed Income Investment Companies (cost $18,776,476)		18,881,913

International Equity Investment Companies — 36.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	233,871	4,027,265
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,934,239	26,421,705

Total International Equity Investment Companies (cost $25,370,363)		30,448,970

TOTAL INVESTMENTS (cost $69,822,074)	100.1%	84,682,606
Liabilities in excess of other assets	(0.1)	(82,360)

NET ASSETS	100.0%	$84,600,246

@

The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$84,682,606	$—	$—	$84,682,606

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 48.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,808,403	$104,107,490
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,675,781	26,946,552
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	964,778	15,320,678

Total Domestic Equity Investment Companies (cost $104,803,495)		146,374,720

Domestic Fixed Income Investment Companies — 7.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	969,404	10,818,546
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,161,803	12,384,823

Total Domestic Fixed Income Investment Companies (cost $23,301,010)		23,203,369

International Equity Investment Companies — 43.6%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	840,772	14,478,100
SunAmerica Series Trust SA International Index Portfolio, Class 1	8,552,101	116,821,696

Total International Equity Investment Companies (cost $109,651,825)		131,299,796

Total Long-Term Investment Securities (cost $237,756,330)		300,877,885

TOTAL INVESTMENTS (cost $237,756,330)	100.0%	300,877,885
Liabilities in excess of other assets	(0.0)	(143,640)

NET ASSETS	100.0%	$300,734,245

@

The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$300,877,885	$—	$—	$300,877,885

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description		Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 6.8%
Cayman Islands — 3.6%
Diameter Capital CLO 1, Ltd. FRS Series 2021-1A, Class A1A 1.36% (3 ML+1.24%) due 07/15/2036*(1)		$1,100,000	$1,099,727
Elmwood CLO IV, Ltd. FRS Series 2020-1A, Class A 1.36% (3 ML+1.24%) due 04/15/2033*(1)		2,600,000	2,611,398
HalseyPoint CLO 3, Ltd. FRS Series 2020-3A, Class A1A 1.58% (3 ML+1.45%) due 11/30/2032*(1)		1,225,000	1,229,854
ICG US CLO, Ltd. FRS Series 2017-1A, Class ARR 1.31% (3 ML+1.17%) due 07/28/2034*(1)		2,100,000	2,099,473
Marble Point CLO XIX, Ltd. FRS Series 2020-3A, Class D 4.02% (3 ML+3.90%) due 01/19/2034*(1)		400,000	396,631
Recette CLO, Ltd. FRS Series 2015-1A, Class ARR 1.21% (3 ML+1.08%) due 04/20/2034*(1)		3,050,000	3,049,256
Trysail CLO, Ltd. FRS Series 2021-1A, Class A1 1.45% (3 ML+1.32%) due 07/20/2032*(1)		2,100,000	2,099,471
Venture 39 CLO, Ltd. FRS Series 2020-39A, Class A1 1.41% (3 ML+1.28%) due 04/15/2033*(1)		1,200,000	1,200,950
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.30% (3 ML+1.17%) due 07/20/2032*(1)		750,000	749,812

			14,536,572

United Kingdom — 0.6%
Harben Finance PLC FRS Series 2017-1X, Class A 0.87% (3 ML GBP+0.8%) due 08/20/2056(2)	GBP	496,923	680,889
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 0.92% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	292,520	401,144
Stratton Mtg. Funding PLC FRS Series 2019-1, Class A 1.25% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	1,091,329	1,499,245

			2,581,278

United States — 2.6%
Banc of America Commercial Mtg. Trust Series 2016-UB10, Class D 3.00% due 07/15/2049*(3)		350,000	323,460
BANK Series 2018-BN10, Class D 2.60% due 02/15/2061*(3)		200,000	173,924
BANK Series 2018-BN14, Class D 3.00% due 09/15/2060*(3)		175,000	156,847
BANK Series 2018-BN13, Class D 3.00% due 08/15/2061*(3)		300,000	268,723
BANK Series 2019-BN19, Class D 3.00% due 08/15/2061*(3)		100,000	93,265
BBCMS Mtg. Trust VRS Series 2017-C1, Class D 3.49% due 02/15/2050*(3)(4)		150,000	138,614
Bellemeade Re, Ltd. FRS Series 2021-2A, Class M1B 1.55% (SOFR30A+1.50%) due 06/25/2031*(2)		225,000	225,134
Benchmark Mtg. Trust Series 2019-B13, Class D 2.50% due 08/15/2057*(3)		250,000	221,336
Benchmark Mtg. Trust VRS Series 2018-B6, Class D 3.11% due 10/10/2051*(3)(4)		250,000	230,011
Citigroup Commercial Mtg. Trust Series 2017-P7, Class D 3.25% due 04/14/2050*(3)		125,000	105,855
Citigroup Commercial Mtg. Trust VRS Series 2016-GC36, Class C 4.75% due 02/10/2049(3)(4)		200,000	206,323
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-HE4, Class M2 0.76% (1 ML+0.68%) due 10/25/2035		101,101	101,287
COMM Mtg. Trust Series 2017-COR2, Class D 3.00% due 09/10/2050*(3)		250,000	233,338
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.51% (1 ML+0.42%) due 03/20/2046(2)		153,288	129,887
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.63% (1 ML+0.54%) due 02/25/2036(2)		282,230	243,016
Higher Education Funding I FRS Series 2014-1, Class A 1.18% (3 ML+1.05%) due 05/25/2034*		992,459	996,256
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.32% (1 ML+0.23%) due 04/25/2037		429,842	424,940
JPMorgan Mtg. Trust VRS Series 2021-6, Class A3 2.50% due 10/25/2051*(2)(4)		565,619	570,311
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.33% (1 ML+0.24%) due 06/25/2047(2)		238,692	247,000

Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 3.00% due 07/25/2059*(4)		181,041	186,411
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.06% due 10/15/2048*(3)		200,000	193,356
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.88% (6 ML+0.66%) due 11/20/2034(2)		18,097	18,114
SLM Student Loan Trust FRS Series 2007-2, Class A4 0.18% (3 ML+0.06%) due 07/25/2022		1,387,432	1,362,405
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.23% (3 ML+0.11%) due 12/15/2032*		1,135,475	1,084,744
SLM Student Loan Trust FRS Series 2008-2, Class A3 0.88% (3 ML+0.75%) due 04/25/2023		224,431	221,803
SLM Student Loan Trust FRS Series 2008-4, Class A4 1.77% (3 ML+1.65%) due 07/25/2022		469,473	475,603
SLM Student Loan Trust FRS Series 2008-5, Class A4 1.83% (3 ML+1.70%) due 07/25/2023		550,064	555,947
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.08% (12 MTA+0.99%) due 06/25/2046(2)		222,660	196,504
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 2.69% due 12/28/2037(2)(4)		146,862	145,326
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class D 3.00% due 07/15/2050*(3)		200,000	182,738
Wells Fargo Commercial Mtg. Trust VRS Series 2016-C37, Class D 3.13% due 12/15/2049*(3)(4)		150,000	139,928
Wells Fargo Commercial Mtg. Trust Series 2017-RC1, Class D 3.25% due 01/15/2060*(3)		150,000	139,680
Wells Fargo Commercial Mtg. Trust Series 2017-RB1, Class D 3.40% due 03/15/2050*(3)		200,000	188,293
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-3, Class A1 3.50% due 07/25/2049*(2)(4)		47,643	48,027

			10,228,406

Total Asset Backed Securities (cost $26,589,713)			27,346,256

CORPORATE BONDS & NOTES — 14.9%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		400,000	412,352
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*		475,000	470,835
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*		225,000	220,955
Westpac Banking Corp. Sub. Notes 2.67% due 11/15/2035		525,000	512,371

			1,616,513

British Virgin Islands — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	253,989

Cayman Islands — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	263,699
Seagate HDD Cayman Company Guar. Notes 3.38% due 07/15/2031*		165,000	158,129
Thames Water Utilities Finance PLC Sec. Notes 5.75% due 09/13/2030	GBP	550,000	778,691

			1,200,519

France — 1.4%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,168,304
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,372,079
CNP Assurances Sub. Notes 0.38% due 03/08/2028	EUR	200,000	222,824
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*		650,000	634,619
La Mondiale SAM Sub. Notes 0.75% due 04/20/2026	EUR	300,000	347,113

Societe Generale SA Senior Notes 1.49% due 12/14/2026*		550,000	538,968
SPCM SA Senior Notes 2.63% due 02/01/2029*	EUR	170,000	198,485

			5,482,392

Germany — 2.1%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	383,144
Deutsche Bank AG Senior Notes 1.75% due 11/19/2030	EUR	200,000	240,233
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026		150,000	150,746
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		300,000	305,745
Deutsche Bank AG Sub. Notes 3.73% due 01/14/2032		325,000	333,320
FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	830,746
KFW Government Guar. Notes 1.25% due 12/29/2023	GBP	4,500,000	6,199,580

			8,443,514

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	407,387

Ireland — 0.4%
AIB Group PLC Sub. Notes 2.88% due 05/30/2031	EUR	375,000	457,036
Bank of Ireland Group PLC Senior Notes 0.38% due 05/10/2027	EUR	375,000	427,560
Bank of Ireland Group PLC Sub. Notes 1.38% due 08/11/2031	EUR	600,000	684,931

			1,569,527

Isle of Man — 0.1%
Sasol Financing International, Ltd. Company Guar. Notes 4.50% due 11/14/2022		200,000	204,168

Italy — 0.2%
Aeroporti di Roma SpA Senior Notes 1.63% due 02/02/2029	EUR	250,000	297,962
Intesa Sanpaolo SpA Senior Notes 1.35% due 02/24/2031	EUR	350,000	395,267
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	150,000	183,743

			876,972

Jersey — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		200,000	194,843
Heathrow Funding, Ltd. Senior Sec. Notes 1.13% due 10/08/2032	EUR	350,000	399,506

			594,349

Luxembourg — 0.8%
ADLER Group SA Senior Notes 2.25% due 01/14/2029	EUR	400,000	395,352
ArcelorMittal SA Senior Notes 4.25% due 07/16/2029		155,000	170,294
Blackstone Property Partners Europe Holdings SARL Senior Notes 1.00% due 05/04/2028	EUR	350,000	394,384
Blackstone Property Partners Europe Holdings SARL Senior Notes 1.25% due 04/26/2027	EUR	237,000	275,577
Blackstone Property Partners Europe Holdings SARL Company Guar. Notes 1.75% due 03/12/2029	EUR	350,000	410,927
Blackstone Property Partners Europe Holdings SARL Senior Notes 2.00% due 02/15/2024	EUR	300,000	359,042
Gazprom PJSC Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	373,575
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	428,362
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	394,305

			3,201,818

Mexico — 0.2%
Cemex SAB de CV Company Guar. Notes 5.20% due 09/17/2030*		200,000	216,540

Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	217,035
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	203,100
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	203,100

			839,775

Morocco — 0.1%
OCP SA Senior Notes 5.13% due 06/23/2051*		200,000	194,700

Netherlands — 1.2%
ABN AMRO Bank NV Senior Notes 1.54% due 06/16/2027*		500,000	492,291
Airbus SE Senior Notes 2.38% due 06/09/2040	EUR	300,000	395,867
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	555,330
Enel Finance International NV Company Guar. Notes 2.88% due 07/12/2041*		425,000	413,564
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030*		200,000	207,600
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	924,748
Prosus NV Senior Notes 3.68% due 01/21/2030		200,000	205,740
Technip Energies NV Senior Notes 1.13% due 05/28/2028	EUR	525,000	616,114
WPC Eurobond BV Company Guar. Notes 0.95% due 06/01/2030	EUR	175,000	195,864
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	825,237

			4,832,355

Norway — 0.0%
Adevinta ASA Senior Sec. Notes 3.00% due 11/15/2027	EUR	125,000	146,935

Spain — 0.9%
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	625,627
Banco Santander SA Senior Notes 3.49% due 05/28/2030		200,000	212,477
CaixaBank SA Senior Notes 0.38% due 11/18/2026	EUR	500,000	574,243
CaixaBank SA Senior Notes 0.75% due 05/26/2028	EUR	400,000	459,869
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	475,119
Cellnex Finance Co. SA Company Guar. Notes 1.25% due 01/15/2029	EUR	200,000	221,315
Cellnex Finance Co. SA Company Guar. Notes 2.00% due 02/15/2033	EUR	200,000	220,104
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	636,236

			3,424,990

SupraNational — 0.5%
African Export-Import Bank Senior Notes 3.80% due 05/17/2031*		200,000	204,524
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 3.00% due 09/01/2029*	EUR	100,000	113,145
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	400,083
CANPACK SA /Eastern PA Land Investment Holding LLC Company Guar. Notes 2.38% due 11/01/2027*	EUR	200,000	232,078
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,032,044

			1,981,874

Sweden — 0.0%
Verisure Holding AB Senior Sec. Notes 3.25% due 02/15/2027*	EUR	150,000	172,753

Switzerland — 0.1%
Credit Suisse AG Senior Notes 2.95% due 04/09/2025		250,000	263,260
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*		300,000	305,625

			568,885

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	212,860

United Kingdom — 1.1%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,078,765
Bellis Acquisition Co. PLC Senior Sec. Notes 3.25% due 02/16/2026*	GBP	100,000	130,861
Gazprom PJSC via Gaz Finance PLC Senior Notes 3.25% due 02/25/2030*		230,000	227,125
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	828,471
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	220,988
Natwest Group PLC Senior Notes 1.64% due 06/14/2027		275,000	271,852
Pinewood Finance Co., Ltd. Senior Sec. Notes 3.25% due 09/30/2025*	GBP	175,000	239,585
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025		400,000	398,056
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*		200,000	198,979
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*		700,000	681,388
Vedanta Resources, Ltd. Senior Notes 7.13% due 05/31/2023		200,000	194,937

			4,471,007

United States — 4.7%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024		750,000	781,040
Air Lease Corp. Senior Notes 2.88% due 01/15/2026		350,000	361,811
American Homes 4 Rent LP Senior Notes 2.38% due 07/15/2031		75,000	73,891
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	597,985
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	235,639
AutoNation, Inc. Senior Notes 1.95% due 08/01/2028		125,000	122,075
Aviation Capital Group LLC Senior Notes 1.95% due 01/30/2026*		75,000	74,040
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,061,117
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028		550,000	540,192
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*		24,000	25,500
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	712,703
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024		431,000	454,508
Boeing Co. Senior Notes 3.25% due 02/01/2035		50,000	50,141
Boeing Co. Senior Notes 3.38% due 06/15/2046		25,000	24,581
Boeing Co. Senior Notes 5.15% due 05/01/2030		425,000	496,024
Boeing Co. Senior Bonds 5.81% due 05/01/2050		25,000	34,257
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*		364,000	358,677
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044		135,000	172,990
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*		145,000	143,724
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029		160,000	170,829
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026		800,000	842,707
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026		475,000	559,783
Dell International LLC/EMC Corp. Senior Notes 4.90% due 10/01/2026		125,000	142,589
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029		150,000	180,509
Dell International LLC/EMC Corp. Senior Notes 6.20% due 07/15/2030		75,000	95,765

Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	433,558
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	954,010
Ford Motor Credit Co. LLC Senior Notes 3.25% due 09/15/2025	EUR	325,000	400,665
Glencore Funding LLC Company Guar. Notes 1.63% due 04/27/2026*		375,000	370,902
Global Payments, Inc. Senior Notes 1.20% due 03/01/2026		75,000	73,229
Hewlett Packard Enterprise Co. Senior Notes 4.45% due 10/02/2023		350,000	372,312
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045		150,000	205,586
Hyundai Capital America Senior Notes 1.00% due 09/17/2024*		1,525,000	1,509,917
International Flavors & Fragrances, Inc. Senior Notes 1.23% due 10/01/2025*		300,000	296,307
IQVIA, Inc. Company Guar. Notes 2.25% due 03/15/2029*	EUR	225,000	257,122
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*		28,000	28,980
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		350,000	361,511
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*		160,000	172,000
MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	281,309
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.69% due 06/05/2028	GBP	450,000	651,095
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	317,250
ONE Gas, Inc. Senior Notes 1.10% due 03/11/2024		400,000	398,385
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026		25,000	24,468
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	729,077
Spirit Realty LP Company Guar. Notes 2.10% due 03/15/2028		175,000	171,851
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025		250,000	266,663
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027		450,000	488,323
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 01/15/2029		155,000	173,600
Teledyne Technologies, Inc. Senior Notes 0.95% due 04/01/2024		400,000	399,675
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	333,150
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	725,595
VMware, Inc. Senior Notes 4.70% due 05/15/2030		145,000	169,718

			18,879,335

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027(5)(6)		390,000	19,500

Total Corporate Bonds & Notes (cost $58,379,952)			59,596,117

FOREIGN GOVERNMENT OBLIGATIONS — 48.4%
Australia — 0.4%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	608,482
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,025,282

			1,633,764

Austria — 0.4%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	1,679,776

Belgium — 1.7%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,547,552
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	793,588

Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,407,269
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	620,000	1,025,834
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	600,000	1,154,145

			6,928,388

Canada — 1.5%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	1,500,000	1,406,952
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	3,047,227
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	433,500
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	996,851

			5,884,530

Colombia — 0.0%
Republic of Colombia Senior Notes 4.13% due 05/15/2051		200,000	174,546

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,289,619

Dominican Republic — 0.1%
Dominican Republic Senior Notes 4.50% due 01/30/2030*		150,000	151,312
Dominican Republic Senior Notes 5.88% due 01/30/2060*		150,000	147,000

			298,312

Egypt — 0.1%
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		570,000	536,866

France — 6.0%
Government of France Bonds 0.01% due 03/25/2025	EUR	6,800,000	7,965,930
Government of France Bonds 0.01% due 02/25/2026	EUR	760,000	889,036
Government of France Bonds 0.01% due 11/25/2030	EUR	5,980,000	6,794,337
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,638,044
Government of France Bonds 2.00% due 05/25/2048*	EUR	130,000	195,601
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,656,339
Government of France Bonds 4.50% due 04/25/2041	EUR	2,450,000	4,865,611

			24,004,898

Germany — 2.0%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	241,957
Federal Republic of Germany Bonds 1.50% due 05/15/2023	EUR	6,370,000	7,606,574

			7,848,531

Ireland — 0.1%
Republic of Ireland Senior Notes 0.20% due 10/18/2030	EUR	320,000	368,862

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	327,632

Italy — 7.4%
Republic of Italy Senior Notes 0.01% due 01/15/2024	EUR	2,280,000	2,638,516
Republic of Italy Senior Notes 0.95% due 03/01/2023	EUR	2,550,000	2,996,715
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	6,570,000	8,646,436
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	560,000	750,536
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,550,000	4,946,720
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	7,805,169
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	1,040,000	1,738,559

			29,522,651

Japan — 18.0%
Government of Japan Bonds 2.00% due 06/20/2022	JPY	1,105,400,000	9,827,416

Government of Japan Bonds 0.01% due 10/01/2023	JPY	2,940,650,000	25,856,047
Government of Japan Bonds 0.10% due 07/01/2022	JPY	5,450,000	47,884
Government of Japan Bonds 0.10% due 10/01/2022	JPY	48,500,000	426,366
Government of Japan Bonds 0.10% due 09/20/2024	JPY	283,000,000	2,496,881
Government of Japan Bonds 0.10% due 03/20/2029	JPY	760,650,000	6,732,628
Government of Japan Bonds 0.30% due 12/20/2039	JPY	83,700,000	718,700
Government of Japan Bonds 0.40% due 06/20/2040	JPY	1,700,000	14,811
Government of Japan Bonds 0.40% due 12/20/2049	JPY	13,650,000	111,638
Government of Japan Bonds 0.50% due 09/20/2041	JPY	700,600,000	6,175,054
Government of Japan Bonds 0.50% due 03/20/2049	JPY	32,850,000	277,476
Government of Japan Bonds 0.70% due 03/20/2051	JPY	2,000,000	17,665
Government of Japan Bonds 0.70% due 06/20/2051	JPY	12,750,000	112,701
Government of Japan Bonds 0.70% due 09/20/2051	JPY	721,150,000	6,365,292
Government of Japan Bonds 0.70% due 03/20/2061	JPY	396,000,000	3,458,603
Government of Japan Bonds 1.40% due 09/20/2034	JPY	483,550,000	4,877,162
Government of Japan Bonds 2.00% due 09/20/2041	JPY	407,750,000	4,610,696

			72,127,020

Mexico — 0.1%
United Mexican States Senior Notes 2.66% due 05/24/2031		210,000	202,604
United Mexican States Senior Notes 3.77% due 05/24/2061		220,000	203,062

			405,666

Nigeria — 0.3%
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030		520,000	524,217
Federal Republic of Nigeria Senior Bonds 7.88% due 02/16/2032		490,000	498,863

			1,023,080

Romania — 0.2%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	77,160
Government of Romania Senior Notes 3.00% due 02/14/2031*		130,000	130,742
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	10,000	11,228
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	300,000	382,101
Government of Romania Senior Notes 4.00% due 02/14/2051*		150,000	150,885

			752,116

Spain — 4.2%
Kingdom of Spain Senior Notes 0.10% due 04/30/2031*	EUR	880,000	974,758
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	990,000	1,221,243
Kingdom of Spain Senior Notes 1.50% due 04/30/2027*	EUR	4,820,000	6,018,275
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	390,000	703,513
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	1,570,000	3,042,012
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	1,158,941
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	1,250,000	1,467,918

Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,432,465

			17,019,125

SupraNational — 0.1%
European Union Senior Notes 0.01% due 07/06/2026	EUR	190,000	221,688

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	560,109
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	848,908

			1,409,017

Ukraine — 0.1%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	376,533

United Kingdom — 5.0%
United Kingdom Gilt Treasury Notes 1.50% due 07/31/2053	GBP	490,000	746,271
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	40,000	66,153
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	6,020,848
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	6,113,907
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,020,000	2,737,003
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	470,000	1,072,876
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	3,246,215

			20,003,273

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028(5)(6)		230,000	22,149

Total Foreign Government Obligations (cost $186,500,852)			193,858,042

U.S. GOVERNMENT AGENCIES — 4.5%
United States — 4.5%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,335,984
Federal Home Loan Mtg. Corp.
5.00% due 10/01/2029		2,434	2,701
5.00% due 07/01/2035		260,243	297,277
5.00% due 11/01/2038		53,300	60,994
5.00% due 01/01/2039		16,675	19,082
5.00% due 09/01/2039		38,351	43,866
5.00% due 05/01/2041		253,355	289,482
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-HQA5, Class M2 2.65% (SOFR30A+2.60%) due 11/25/2050*(2)		180,000	182,035
Series 2020-HQA5, Class B1 4.05% (SOFR30A+4.00%) due 11/25/2050*(2)		364,000	381,499
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA1, Class M2 1.79% (1 ML+1.70%) due 01/25/2050*(2)		502,883	504,149
Series 2021-HQA2, Class M2 2.10% (SOFR30A+2.05%) due 12/25/2033*(2)		410,000	413,085
Series 2020-DNA2, Class B1 2.59% (1 ML+2.50%) due 02/25/2050*(2)		195,000	196,070
Series 2021-HQA1, Class B1 3.05% (SOFR30A+3.00%) due 08/25/2033*(2)		620,000	623,874
Series 2020-DNA3, Class M2 3.09% (1 ML+3.00%) due 06/25/2050*(2)		31,749	31,870
Series 2020-HQA4, Class M2 3.24% (1 ML+3.15%) due 09/25/2050*(2)		192,629	193,604
Series 2021-DNA6, Class B1 3.45% (SOFR30A+3.40%) due 10/25/2041*(2)		584,000	584,730
Series 2020-DNA4, Class M2 3.84% (1 ML+3.75%) due 08/25/2050*(2)		52,108	52,433
Series 2020-DNA5, Class B1 4.85% (SOFR30A+ 4.80%) due 10/25/2050*(2)		534,000	564,938
Series 2020-DNA4, Class B1 6.09% (1 ML+6.00%) due 08/25/2050*(2)		563,000	598,123
Federal National Mtg. Assoc.
4.50% due 02/01/2040		7,642	8,265
4.50% due 08/01/2041		53,595	59,717
6.00% due 10/01/2034		222,187	258,326
6.00% due 11/01/2034		17,143	19,240
6.00% due 02/01/2037		154,228	178,226
6.00% due 03/01/2037		15,629	18,459
6.00% due 10/01/2037		54,127	62,844
6.00% due 08/01/2038		43,921	51,883
6.00% due 06/01/2039		1,031	1,167
6.00% due 10/01/2040		68,137	80,394
6.00% due 04/01/2041		8,056	9,434
6.00% due 05/01/2041		61,385	72,215

6.00% due 10/01/2041		43,071	48,320
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R02, Class 1M2 2.39% (1 ML+2.30%) due 08/25/2031*(2)		70,298	70,674
Series 2014-C02, Class 1M2 2.69% (1 ML+2.6%) due 05/25/2024(2)		229,997	232,818
Series 2021-R01, Class 1B1 3.15% (SOFR + 3.10%) due 10/25/2041*(2)		763,000	766,577
Series 2014-C01, Class M2 4.49% (1 ML+4.40%) due 01/25/2024(2)		244,330	252,182
Series 2013-C01, Class M2 5.34% (1 ML+5.25%) due 10/25/2023(2)		43,897	45,678
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(2)		210,630	252,829
Series 2012-111, Class B 7.00% due 10/25/2042(2)		56,238	67,032
Government National Mtg. Assoc.
4.50% due 02/20/2049		2,374,363	2,538,819
5.00% due 09/20/2049		2,072,207	2,244,567
Uniform Mtg. Backed Securities 5.00% due August 30 TBA		3,000,000	3,302,344

Total U.S. Government Agencies (cost $17,724,873)			18,017,806

U.S. GOVERNMENT TREASURIES — 12.0%
United States — 12.0%
United States Treasury Bonds
zero coupon due 02/15/2038 STRIPS		350,000	254,935
zero coupon due 08/15/2038 STRIPS(7)		670,000	479,782
2.00% due 02/15/2050		1,100,000	1,110,828
2.75% due 11/15/2047(7)		2,390,000	2,778,562
3.63% due 02/15/2044(7)		21,620,000	27,998,744
United States Treasury Notes
0.38% due 12/31/2025		290,000	281,696
0.75% due 03/31/2026		5,800,000	5,706,883
0.75% due 01/31/2028		440,000	423,242
0.88% due 11/15/2030		1,650,000	1,559,830
2.38% due 01/31/2023		5,000	5,131
2.63% due 03/31/2025		2,730,000	2,890,068
2.75% due 05/31/2023		1,470,000	1,524,723
2.88% due 08/15/2028		2,980,000	3,260,190

Total U.S. Government Treasuries (cost $46,006,701)			48,274,614

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Brazil — 0.1%
Banco do Brasil SA (Cayman) 6.25% due 04/15/2024(8)		240,000	235,954

Finland — 0.2%
Citycon Oyj 3.63% due 06/10/2026(8)	EUR	675,000	757,281

France — 0.2%
Electricite de France SA 2.88% due 12/15/2026(8)	EUR	600,000	709,712

Germany — 0.5%
Allianz SE Sub. Notes 3.20% due 10/30/2027*(8)		400,000	386,500
Commerzbank AG 6.13% due 10/09/2025(8)	EUR	400,000	500,428
Deutsche Bank AG 4.63% due 10/30/2027(8)	EUR	600,000	714,546
Deutsche Bank AG 6.00% due 10/30/2025(8)		400,000	418,000

			2,019,474

Ireland — 0.1%
AIB Group PLC 6.25% due 06/23/2025(8)	EUR	200,000	257,788

Italy — 0.3%
Enel SpA 1.38% due 06/08/2027(8)	EUR	700,000	793,035
Intesa Sanpaolo SpA 7.75% due 01/11/2027(8)	EUR	275,000	384,262

			1,177,297

Luxembourg — 0.1%
Helvetia Europe SA 2.75% due 09/30/2041	EUR	300,000	373,783

Netherlands — 0.2%
ABN AMRO Bank NV 4.38% due 09/22/2025(8)	EUR	400,000	493,607
Telefonica Europe BV 2.38% due 02/12/2029(8)	EUR	500,000	555,452

			1,049,059

Spain — 0.2%
Banco Santander SA 4.38% due 01/14/2026(8)	EUR	600,000	715,379
CaixaBank SA 5.88% due 10/09/2027(8)	EUR	200,000	264,146

			979,525

United Kingdom — 0.3%
BP Capital Markets PLC 3.25% due 03/22/2026(8)	EUR	200,000	245,997
BP Capital Markets PLC 3.63% due 03/22/2029(8)	EUR	200,000	248,829
Natwest Group PLC 5.13% due 05/12/2027(8)	GBP	550,000	795,984

			1,290,810

Total Preferred Securities/Capital Securities (cost $8,829,343)			8,850,683

OPTIONS – PURCHASED† — 0.0%
United States — 0.0%
Over the Counter Call Options on Currency Contracts(10)		1,386,000		16,043
Over the Counter Call Options on Interest Rate Swap Contracts(10)		20,760,000		17,228
Over the Counter Put Options on Interest Rate Swap Contracts(10)		4,040,000		28,613

				61,884

United Kingdom — 0.0%
Over the Counter Call Options on Interest Rate Swap Contracts(10)		105,450,000		76,925

Total Options— Purchased (cost $391,196)				138,809

Total Long-Term Investment Securities (cost $344,422,630)				356,082,327

SHORT-TERM INVESTMENT SECURITIES — 10.3%
Foreign Government Obligations — 6.1%
Government of Japan zero coupon due 02/25/2022	JPY	2,324,850,000		20,405,111
Government of Japan zero coupon due 04/11/2022	JPY	455,400,000		3,997,603

				24,402,714

Registered Investment Companies — 4.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01% (9)		16,762,908		16,762,908

Total Short-Term Investment Securities (cost $42,001,774)				41,165,622

TOTAL INVESTMENTS (cost $386,424,404)		99.	1%	397,247,949
Other assets less liabilities		0.9		3,521,469

NET ASSETS		100.	0%	$400,769,418

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $79,695,120 representing 19.9% of net assets.

**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$19,500	$5.00	0.00%
Foreign Government Obligations
Republic of Venezuela 9.25% due 05/07/2028	8/1/2017	230,000	93,621	22,149	9.63	0.01%

				$41,649		0.01%

(6)	Security in default of interest.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of October 31, 2021.
(10)	Options — Purchased:

Over the Counter Purchased Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Call option to buy South African Rand in exchange for U.S. Dollar at the strike price of 15.55 ZAR per $1.00 USD	BNP Paribas SA	November 2021	ZAR	15.55	$1,386	$10,589	$16,043	$5,454

Over the Counter Purchased Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.93% versus GBP-SONIA maturing on 10/13/2023	Barclays Capital	October 2022		0.93%	$11,500	$32,489	$19,905	$(12,584)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.42% versus GBP-SONIA maturing on 10/10/2023	Citibank N.A.	October 2022		0.42	13,830	29,939	5,228	(24,711)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.46% versus GBP-SONIA maturing on 10/10/2023	Citibank N.A.	October 2022		0.46	12,630	27,609	5,377	(22,232)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.52% versus GBP-SONIA maturing on 11/15/2023	Citibank N.A.	November 2022		0.52	13,810	32,429	7,953	(24,476)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.28% versus GBP-LIBOR maturing on 09/08/2023	JPMorgan Chase Bank, N.A.	September 2022		0.28	11,500	21,970	2,543	(19,427)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.30% versus GBP-LIBOR maturing on 09/08/2023	JPMorgan Chase Bank, N.A.	September 2022		0.30	15,030	29,253	3,524	(25,729)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.70% versus USD-LIBOR-BBA maturing on 11/16/2027	JPMorgan Chase Bank, N.A.	November 2022		0.70	7,300	73,887	15,700	(58,187)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.51% versus USD-LIBOR-BBA maturing on 12/02/2024	Morgan Stanley Co., Inc.	November 2021		0.51	12,000	10,680	1,256	(9,424)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.54% versus GBP-SONIA maturing on 11/16/2023	Morgan Stanley Co., Inc.	November 2022		0.54	12,570	29,602	7,901	(21,701)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.37% versus USD-LIBOR-BBA maturing on 11/13/2051	Morgan Stanley Co., Inc.	November 2021		1.37	770	10,626	144	(10,482)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.37% versus USD-LIBOR-BBA maturing on 11/13/2051	Morgan Stanley Co., Inc.	November 2021		1.37	690	7,521	129	(7,392)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.92% versus GBP-SONIA maturing on 10/11/2023	UBS AG	October 2022		0.92	14,580	39,618	24,493	(15,125)

						$345,623	$94,153	$(251,470)

Over the Counter Purchased Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.11% versus USD-LIBOR-BBA maturing on 11/17/2026	Citibank N.A.	November 2021		1.11%	$2,410	$23,329	$19,488	$(3,841)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.20% versus USD-LIBOR-BBA maturing on 11/23/2026	UBS AG	November 2021		1.20	1,630	11,655	9,125	(2,530)

						$34,984	$28,613	$(6,371)

CLO — Collateralized Loan Obligation

USAID — United States Agency for International Development

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

3 M SONIA — 3 Month Sterling Overnight Index Average

12 MTA — Federal Reserve 12-Month Treasury average Index

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30 Day Average

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.99% versus GBP-SONIA maturing 10/13/2032	Barclays Capital	October 2022		0.99%	$1,210	$32,505	$48,578	$(16,073)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-SONIA maturing 11/09/2051	Citibank, N.A.	November 2021		0.35	530	8,094	392	7,702
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus GBP-SONIA maturing 10/11/2032	Citibank, N.A.	October 2022		0.38	1,420	29,822	16,351	13,471
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.42% versus GBP-SONIA maturing 10/11/2032	Citibank, N.A.	October 2022		0.42	1,300	27,779	16,641	11,138
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.55% versus GBP-SONIA maturing 11/28/2031	Citibank, N.A.	November 2022		0.55	1,430	32,504	26,630	5,874
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.29% versus EUR-EURIBOR maturing 11/15/2032	JPMorgan Chase Bank, N.A.	November 2021		0.29	1,980	13,036	16,009	(2,973)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus GBP-LIBOR maturing 11/09/2051	JPMorgan Chase Bank, N.A.	November 2021		0.35	600	10,757	443	10,314
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.36% versus GBP-LIBOR maturing 09/08/2032	JPMorgan Chase Bank, N.A.	September 2022		0.36	1,180	21,844	11,786	10,058
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus GBP-LIBOR maturing 09/08/2032	JPMorgan Chase Bank, N.A.	September 2022		0.40	1,560	29,423	17,112	12,311
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.06% versus USD-LIBOR-BBA maturing 11/18/2052	JPMorgan Chase Bank, N.A.	November 2022		1.06	1,400	72,720	26,522	46,198
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.60% versus GBP-SONIA maturing 11/16/2032	Morgan Stanley Co., Inc.	November 2022		0.60	1,300	29,632	26,708	2,924
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.51% versus USD-LIBOR-BBA maturing 11/10/2031	Morgan Stanley Co., Inc.	November 2021		1.51	2,320	18,734	4,057	14,677
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.58% versus USD-LIBOR-BBA maturing 12/01/2031	Morgan Stanley Co., Inc.	November 2021		1.58	2,320	18,734	18,067	667
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.62% versus USD-LIBOR-BBA maturing 11/17/2031	Morgan Stanley Co., Inc.	November 2021		1.62	2,320	19,111	19,220	(109)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.67% versus USD-LIBOR-BBA maturing 11/24/2031	Morgan Stanley Co., Inc.	November 2021		1.67	2,320	19,024	29,458	(10,434)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.25% versus EUR-EURIBOR maturing 11/24/2031	UBS AG	November 2021		0.25	1,980	13,449	10,007	3,442
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.29% versus EUR-EURIBOR maturing 11/17/2031	Citibank, N.A.	November 2021		0.29	1,980	12,476	11,778	698
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus GBP-SONIA maturing 11/28/2031	UBS AG	November 2021		0.38	2,720	11,044	803	10,241
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.04% versus GBP-SONIA maturing 10/11/2032	UBS AG	October 2022		1.04	1,530	39,538	66,991	(27,453)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.32% versus EUR-EURIBOR maturing 11/28/2031	UBS AG	November 2021		0.32	1,980	14,992	20,793	(5,801)

						$475,218	$388,346	$86,872

Over the Counter Written Put Options on Currency Contracts
Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Put option to sell U.S. Dollar in exchange for South African Rand at the strike price of 14.70 ZAR per 0.843 EUR		November 2021	ZAR	14.70	$1,386	$10,949	$4,746	$6,203

Over the Counter Written Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.29% versus EUR-EURIBOR maturing 11/17/2031	Citibank, N.A.	November 2021		0.29%	$1,980	$12,476	$10,888	$1,588
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.29% versus EUR-EURIBOR maturing 11/28/2031	JPMorgan Chase Bank, N.A.	November 2021		0.29	1,980	13,036	15,706	(2,670)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.08% versus EUR-EURIBOR maturing 11/23/2026	Morgan Stanley Co., Inc.	November 2021		0.08	2,350	12,069	19,072	(7,003)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.51% versus USD-LIBOR-BBA maturing 11/10/2031	Morgan Stanley Co., Inc.	November 2021		1.51	2,320	18,734	18,432	302
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.58% versus USD-LIBOR-BBA maturing 12/01/2031	Morgan Stanley Co., Inc.	November 2021		1.58	2,320	18,734	20,100	(1,366)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.62% versus USD-LIBOR-BBA maturing 11/17/2031	Morgan Stanley Co., Inc.	November 2021		1.62	2,320	19,111	10,472	8,639
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.67% versus USD-LIBOR-BBA maturing 11/24/2031	Morgan Stanley Co., Inc.	November 2021		1.67	2,320	19,024	9,568	9,456
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.15% versus EUR-EURIBOR maturing 11/17/2026	UBS AG	November 2021		0.15	3,450	23,765	38,773	(15,008)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.25% versus EUR-EURIBOR maturing 11/24/2031	UBS AG	November 2021		0.25	1,980	13,449	17,723	(4,274)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.32% versus EUR-EURIBOR maturing 11/03/2031	UBS AG	November 2021		0.32	1,980	14,992	13,542	1,450

						$165,390	$174,276	$(8,886)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
39	Short	Australian 3 Year Bonds	December 2021	$3,331,018	$3,328,900	$2,118
23	Short	U.S. Treasury Long Bonds	December 2021	3,756,435	3,699,406	57,029
70	Long	U.S. Treasury 5 Year Notes	December 2021	8,522,500	8,522,500	—
49	Long	U.S. Treasury Ultra Bonds	December 2021	9,557,344	9,623,906	66,562

						$125,709

						Unrealized (Depreciation)
27	Long	Australian 10 Year Bonds	December 2021	$2,801,601	$2,738,933	$(62,668)
13	Long	Canada 10 Year Bonds	December 2021	1,541,907	1,480,567	(61,340)
24	Long	Euro-BOBL	December 2021	3,741,162	3,711,037	(30,125)
2	Long	Euro-BTP	December 2021	351,609	342,777	(8,832)
62	Long	Euro-Bund	December 2021	12,290,937	12,049,495	(241,442)
8	Long	Euro-OAT	December 2021	1,561,664	1,516,672	(44,992)
2	Short	Euro-BUXL 30 Year Bonds	December 2021	479,740	483,162	(3,422)
7	Long	Japan 10 Year Bonds	December 2021	9,325,554	9,293,617	(31,937)
145	Long	U.S. Treasury 10 Year Notes	December 2021	19,076,147	18,951,953	(124,194)
11	Long	U.S. Treasury 10 Year Ultra Bonds	December 2021	1,632,450	1,595,344	(37,106)
222	Long	U.S. Treasury 2 Year Notes	December 2021	48,874,189	48,673,500	(200,689)

						$(846,747)

		Net Unrealized Appreciation (Depreciation)				$(721,038)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	AUD	1,481,363	EUR	918,653	12/15/2021	$—	$(51,479)
	AUD	1,831,395	USD	1,359,415	12/15/2021	—	(18,482)
	BRL	1,937,577	USD	349,239	11/03/2021	5,928	—
	BRL	1,964,410	USD	346,946	12/02/2021	894	—
	CAD	8,768,080	USD	6,943,784	12/15/2021	—	(141,436)
	CHF	667,455	EUR	616,849	12/15/2021	—	(16,093)
	CHF	4,713,123	USD	5,128,247	12/15/2021	—	(25,886)
	CLP	1,043,114,731	USD	1,316,878	11/12/2021	35,925	—
	CNH	26,009,018	USD	4,005,456	12/15/2021	—	(40,062)
	CZK	15,527,446	EUR	604,912	12/15/2021	1,846	—
	CZK	15,287,786	USD	694,040	12/15/2021	6,658	—
	EUR	1,119,594	USD	1,303,087	11/02/2021	8,837	—
	EUR	1,119,594	USD	1,304,992	11/17/2021	10,364	—
	EUR	11,676,188	USD	13,771,087	11/24/2021	267,646	—
	EUR	1,841,065	CAD	2,740,669	12/15/2021	84,175	—
	EUR	4,262,593	CHF	4,584,275	12/15/2021	80,565	—
	EUR	1,525,340	GBP	1,302,702	12/15/2021	17,959	—
	EUR	1,215,932	HUF	434,819,771	12/15/2021	—	(12,648)
	EUR	612,829	JPY	79,010,877	12/15/2021	—	(15,611)
	EUR	1,833,840	NOK	18,780,959	12/15/2021	100,320	—
	EUR	913,626	PLN	4,197,723	12/15/2021	—	(6,074)
	EUR	12,406,282	USD	14,605,931	12/15/2021	249,407	—
	GBP	9,856,100	USD	13,536,285	12/15/2021	45,699	—
	GBP	3,241,408	USD	4,463,389	01/21/2022	26,156	—
	HUF	108,898,033	EUR	306,117	12/15/2021	5,012	—
	IDR	12,168,185,410	USD	848,839	11/16/2021	—	(5,413)
	ILS	1,736,315	USD	542,022	12/15/2021	—	(6,851)
	INR	181,809,658	USD	2,430,460	12/07/2021	15,382	—
	JPY	287,687,198	USD	2,556,774	11/17/2021	32,392	—
	JPY	2,781,929,509	USD	25,225,093	11/29/2021	812,396	—
	JPY	80,532,906	EUR	606,432	12/15/2021	—	(5,153)
	JPY	1,318,907,815	USD	11,904,794	12/15/2021	327,480	—
	KRW	3,916,742,722	USD	3,338,802	11/15/2021	5,590	—
	MXN	21,598,242	USD	1,063,306	12/15/2021	21,079	—
	NOK	2,644,571	USD	299,246	11/01/2021	—	(13,799)
	NOK	31,469,740	USD	3,655,995	12/15/2021	—	(67,964)
	NOK	2,644,571	USD	317,085	01/25/2022	4,307	—
	NZD	2,494,540	AUD	2,372,347	12/15/2021	—	(1,543)
	NZD	839,509	EUR	508,103	12/15/2021	—	(13,229)
	NZD	8,842,950	USD	6,179,757	12/15/2021	—	(153,030)
	PLN	4,177,567	EUR	908,511	12/15/2021	5,202	—
	RUB	77,784,341	USD	1,067,421	11/15/2021	—	(26,634)
	RUB	27,285,683	USD	363,032	11/17/2021	—	(20,581)
	SEK	9,206,996	EUR	912,249	12/15/2021	—	(17,058)
	SEK	48,476,200	USD	5,613,293	12/15/2021	—	(34,687)
	SEK	4,018,710	USD	468,758	01/20/2022	227	—
	SGD	959,886	USD	705,669	12/15/2021	—	(6,013)
	THB	36,403,462	USD	1,086,722	12/15/2021	—	(10,010)
	TRY	6,854,832	USD	724,000	12/14/2021	25,537	—
	TRY	24,081,693	USD	2,615,598	12/15/2021	163,006	—
	TRY	13,972,476	USD	1,448,000	06/14/2022	154,883	—
	TWD	87,341,743	USD	3,133,408	11/22/2021	—	(7,478)
	TWD	19,637,031	USD	704,771	01/19/2022	—	(3,966)
	USD	348,172	BRL	1,937,577	11/03/2021	—	(4,861)
	USD	351,825	IDR	5,033,914,675	11/08/2021	2,087	—
	USD	7,464,536	AUD	10,231,185	11/12/2021	232,215	—
	USD	2,432,086	CAD	3,071,173	11/12/2021	49,449	—
	USD	725,950	CLP	573,412,663	11/12/2021	—	(21,795)
	USD	2,144,038	KRW	2,519,970,807	11/15/2021	498	—
	USD	2,017,695	RUB	150,923,604	11/15/2021	105,080	—
	USD	1,072,158	IDR	15,505,483,170	11/16/2021	16,384	—
	USD	4,732,302	JPY	518,746,453	11/17/2021	—	(180,434)
	USD	1,434,811	RUB	105,417,796	11/17/2021	47,273	—
	USD	1,241,827	EUR	1,067,697	11/24/2021	—	(7,042)
	USD	719,351	ZAR	10,826,227	11/30/2021	—	(12,999)
	USD	347,205	BRL	1,937,577	12/02/2021	—	(5,879)
	USD	3,644,720	INR	269,897,483	12/07/2021	—	(59,522)
	USD	1,448,000	TRY	12,814,800	12/14/2021	—	(142,255)
	USD	7,694,206	AUD	10,456,609	12/15/2021	173,092	—
	USD	5,665,774	CAD	7,130,650	12/15/2021	96,289	—
	USD	1,759,574	CHF	1,620,824	12/15/2021	12,912	—
	USD	7,145,895	CNH	46,264,402	12/15/2021	50,205	—
	USD	1,685,897	CZK	36,414,321	12/15/2021	—	(48,607)
	USD	19,733,025	EUR	16,750,041	12/15/2021	—	(349,910)
	USD	5,614,933	GBP	4,102,376	12/15/2021	215	—
	USD	271,681	HUF	80,652,807	12/15/2021	—	(13,035)
	USD	9,231,259	JPY	1,025,020,804	12/15/2021	—	(233,672)
	USD	1,049,710	MXN	21,747,659	12/15/2021	—	(273)
	USD	1,619,812	NOK	13,986,471	12/15/2021	35,271	—
	USD	9,693,156	NZD	13,645,824	12/15/2021	79,161	—
	USD	1,140,706	PLN	4,358,402	12/15/2021	—	(49,297)
	USD	6,518,392	SEK	56,731,112	12/15/2021	91,370	—
	USD	700,216	SGD	944,139	12/15/2021	—	(209)
	USD	966,262	THB	32,336,157	12/15/2021	7,933	—
	USD	494,034	TRY	4,609,589	12/15/2021	—	(24,572)
	USD	2,137,167	ZAR	31,864,625	12/15/2021	—	(62,223)
	USD	634,330	TWD	17,617,887	01/19/2022	1,532	—
	USD	724,000	TRY	7,589,692	06/14/2022	—	(21,594)
	ZAR	26,252,418	USD	1,777,860	12/15/2021	68,369	—

Net Unrealized Appreciation/(Depreciation)						$3,584,207	$(1,959,359)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH— Yuan Renminbi Offshore

CZK — Czech Koruna

EUR — Euro Currency

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW —South Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Poland Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
PLN	22,390	12/16/2021	3 month WIBOR/Quarterly	0.250%/Maturity	$(126)	$62
BRL	11,540	1/2/2023	Less than 1 month BRCDI/ Maturity	5.800%/Maturity	7,818	95,511
USD	46,860	9/21/2023	3 month USD-LIBOR/Quarterly	0.500%/Semi-annually	(1,539)	219,635
MXN	95,660	12/13/2023	1 month TIIE/Monthly	6.200%/Monthly	(2,236)	108,952
CAD	8,260	12/15/2023	3 month CDOR/Semi-annually	1.000%/Semi-annually	9,803	80,032
EUR	4,387	12/15/2023	6 month EURIBOR/Semi-annually	0.000%/Annually	13,966	17,613
EUR	310	12/15/2023	12 month EURIBOR/Annually	0.000%/Annually	(279)	1,520
PLN	1,653	12/15/2023	6 month WIBOR/Semi-annually	1.750%/Annually	3,658	2,489
SEK	82,040	12/15/2023	3 month STIBOR/Quarterly	0.000%/Annually	31,188	47,798
USD	18,610	12/15/2023	3 month USD-LIBOR/Quarterly	0.500%/Semi-annually	39,679	58,206
ZAR	86,204	12/15/2023	3 month JIBAR/Quarterly	5.500%/Quarterly	7,823	22,117
KRW	9,511,570	3/16/2024	3 month KRW-LIBOR/Quarterly	1.500%/Quarterly	21,340	98,467
AUD	6,290	6/29/2024	3 month BBSW/Quarterly	0.486%/Quarterly	208	102,852
EUR	3,500	12/15/2024	6 month EURIBOR/Semi-annually	0.000%/Annually	(19,978)	43,563
BRL	8,768	1/2/2025	Less than 1 month BRCDI/ Maturity	6.320%/Maturity	12,291	160,122
MXN	1,235	12/9/2026	1 month TIIE/Monthly	6.700%/Monthly	75	2,244
CAD	6,420	12/15/2026	3 month CDOR/Semi-annually	1.750%/Semi-annually	6,750	56,281
EUR	13,843	12/15/2026	6 month EURIBOR/Semi-annually	0.000%/Annually	(15,078)	273,297
GBP	9,940	12/15/2026	Less than 1 month SONIA/Annually	0.500%/Annually	344,998	39,774
JPY	4,350,240	12/15/2026	12 month JPY-LIBOR/Annually	0.000%/Annually	(61,479)	80,242
NOK	95,440	12/15/2026	6 month NIBOR/Semi-annually	1.500%/Annually	183,061	37,266
PLN	1,575	12/15/2026	6 month WIBOR/Semi-annually	1.700%/Annually	300	18,652
CAD	6,170	8/22/2028	3 month CDOR/Semi-annually	1.680%/Semi-annually	(6,083)	136,449
EUR	3,400	12/15/2028	6 month EURIBOR/Semi-annually	0.000%/Annually	(45,578)	92,988
NOK	31,850	10/29/2030	6 month NIBOR/Semi-annually	1.240%/Annually	65,200	64,431
SEK	73,320	5/11/2031	1.273%/Annually	3 month STIBOR/Quarterly	(12,134)	19,340
KRW	1,876,810	9/15/2031	3 month KWCDC/Quarterly	1.750%/Quarterly	51,816	14,806
USD	10,430	9/17/2031	3 month USD-LIBOR/Quarterly	2.500%/Semi-annually	(310,725)	31,257
CAD	2,510	12/15/2031	3 month CDOR/Semi-annually	2.000%/Semi-annually	34,706	1,379
EUR	3,770	12/15/2031	6 month EURIBOR/Semi-annually	0.000%/Annually	125,730	10,214
GBP	16,080	12/15/2031	Less than 1 month SONIA/Annually	0.750%/Annually	264,548	254,600
JPY	2,833,780	12/15/2031	12 month JPY-LIBOR/Annually	0.000%/Annually	127,188	96,341
NZD	3,450	12/15/2031	3 month NZDBB/Quarterly	2.000%/Semi-annually	145,512	22,530
USD	6,730	12/15/2031	1.750%/Semi-annually	3 month USD-LIBOR/Quarterly	94,620	9,201
GBP	1,880	3/17/2032	Less than 1 month SONIA/Annually	1.000%/Annually	(14,047)	3,596
GBP	420	12/15/2036	Less than 1 month SONIA/Annually	1.000%/Annually	(22,749)	20,031
EUR	270	12/15/2041	6 month EURIBOR/Semi-annually	0.500%/Annually	(9,276)	5,339
GBP	730	12/15/2041	Less than 1 month SONIA/Annually	1.000%/Annually	(50,306)	34,940
EUR	250	12/15/2051	0.250%/Annually	6 month EURIBOR/Semi-annually	(7,230)	1,912
GBP	310	12/15/2051	Less than 1 month SONIA/Annually	0.750%/Annually	(6,807)	12,914
USD	5,390	12/15/2051	3 month USD-LIBOR/Quarterly	2.000%/Semi-annually	(453,224)	107,573

					$553,404	$2,506,536

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
NZD	140,460	9/15/2022	0.500%/Semi-annually	3 month NZDBB/Quarterly	$(359,800)	$(444,826)
NZD	6,080	12/15/2022	1.250%/Semi-annually	3 month NZDBB/Quarterly	(6,089)	(17,628)
BRL	13,940	1/2/2023	7.200%/Maturity	Less than 1 month BRL-LIBOR/Maturity	998	(103,986)
BRL	4,970	1/2/2023	10.565%/Maturity	Less than 1 month BRCDI/ Maturity	—	(11,068)
AUD	61,340	2/22/2023	0.190%/Quarterly	3 month BBSW/Quarterly	(17,946)	(303,522)
CAD	76,530	2/28/2023	0.804%/Semi-annually	3 month CDOR/Semi-annually	(29,904)	(373,678)
CNY	80,727	9/15/2023	2.500%/Quarterly	3 month CNY-LIBOR/Quarterly	40,923	(22,962)
CAD	61,890	9/21/2023	1.200%/Semi-annually	3 month CDOR/Semi-annually	(20,587)	(407,032)
AUD	5,940	12/15/2023	0.250%/Quarterly	3 month BBSW/Quarterly	(34,383)	(49,386)
BRL	6,055	1/2/2024	4.930%/Maturity	Less than 1 month BRCDI/ Maturity	1,057	(104,942)
BRL	8,430	1/2/2024	9.200%/Monthly	1 month CETIP/ Monthly	(29,975)	(29,482)
AUD	17,420	2/24/2024	0.500%/Quarterly	3 month BBSW/Quarterlry	33,841	(263,149)
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	512	(838)
USD	8,360	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	2,021	(1,948)
CAD	8,690	8/22/2025	1.560%/Semi-annually	3 month CDOR/Semi-annually	3,970	(100,003)
CNY	13,310	9/15/2026	2.750%/Quarterly	3 month CNY-LIBOR/Quarterly	12,879	(2,400)
AUD	50,060	12/15/2026	1.250%/Semi-annually	6 month BBSW/Semi-annually	31,041	(1,151,347)
CHF	2,550	12/15/2026	0.000%/Annually	12 month CHF-LIBOR/Annually	(40,183)	(22,660)
CNY	4,480	12/15/2026	2.500%/Quarterly	3 month CNY-LIBOR/Quarterly	(4,503)	(634)
EUR	5,410	12/15/2026	0.000%/Annually	12 month EURIBOR/Annually	(17,231)	(17,767)
NZD	8,070	12/15/2026	1.750%/Semi-annually	3 month NZDBB/Quarterly	(75,889)	(178,920)
SEK	228,430	12/15/2026	0.250%/Annually	3 month STIBOR/Quarterly	(395,398)	(351,463)
USD	8,540	12/15/2026	3 month USD-LIBOR/Quarterly	1.250%/Semi-annually	31,090	(21,419)
BRL	2,860	1/4/2027	11.230%/Monthly	1 month CETIP/ Monthly	212	(9,404)
NOK	35,300	5/11/2031	6 month NIBOR/Semi-annually	2.130%/Annually	6,516	(27,331)
EUR	4,590	9/16/2031	0.500%/Annually	6 month EURIBOR/Semi-annually	4,901	(8,512)
NZD	960	9/16/2031	3.000%/Semi-annually	3 month NZDBB/Quarterly	6,879	(2,847)
USD	4,650	9/22/2031	1.530%/Annually	Less than 1 month SOFR/Annually	(20,511)	(1,067)
USD	3,930	9/24/2031	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	79,765	(5,836)
CAD	5,160	10/14/2031	2.500%/Semi-annually	3 month CDOR/Semi-annually	23,878	(4,479)
MXN	13,920	12/3/2031	1 month TIIE/Monthly	7.150%/Monthly	31,663	(5,621)
AUD	9,630	12/15/2031	2.000%/Semi-annually	6 month BBSW/Semi-annually	133,187	(301,044)
CHF	5,750	12/15/2031	0.000%/Annually	12 month CHF-LIBOR/Annually	(251,279)	(46,728)
NOK	5,520	12/15/2031	6 month NIBOR/Semi-annually	1.500%/Annually	30,643	(3,973)
PLN	3,575	12/15/2031	6 month WIBOR/Semi-annually	2.000%/Annually	65,934	(3,714)
SEK	70,320	12/15/2031	0.750%/Annually	3 month STIBOR/Quarterly	(95,897)	(148,833)
ZAR	9,650	12/15/2031	7.400%/Quarterly	3 month JIBAR/Quarterly	(24,337)	(1,286)
AUD	3,090	3/17/2032	2.000%/Semi-annually	6 month BBSW/Semi-annually	(53,995)	(16,183)
CHF	2,780	3/17/2032	0.500%/Annually	12 month CHF-LIBOR/Annually	5,223	(20,967)
SEK	13,720	3/17/2032	1.000%/Annually	3 month STIBOR/Quarterly	(10,793)	(13,480)
USD	5,580	9/22/2036	Less than 1 month SOFR/Annually	1.630%/Annually	19,999	(5,590)
CAD	8,130	12/15/2051	2.250%/Semi-annually	3 month CDOR/Semi-annually	91,663	(256,866)
CAD	650	8/22/2052	2.180%/Semi-annually	3 month CDOR/Semi-annually	4,451	(29,919)

					$(825,454)	$(4,894,740)

Total					$(272,050)	$(2,388,204)

BBSW — Bank Bill Swap Reference Rate

BRCDI — Brazilian Interbank Certificate of Deposit

CETIP—Central of Custody and Financial Settlement of Securities

CDOR — Canadian Dollar Offered Rate

EURIBOR — Euro Interbank Offered Rate

JIBAR — Johannesburg Interbank Average Rate

KWCDC — South Korean Won Certificate of Deposit

LIBOR — London Interbank Offered Rate

NIBOR — Norwegian Interbank Offered Rate

NZDBB — New Zealand Bank Dollar Bill

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

WIBOR — Warsaw Interbank Offered Rate

Centrally Cleared Credit Default Swaps on Credit Indices —Sell Protection (1)

						Value(4)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at October 31, 2021 (2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022	0.2085%	$18,850	$82,351	$14,424
CDX Emerging Market Index	1.000%	Quarterly	12/20/2026	1.8531%	3,150	(107,847)	(21,638)

Total						$(25,496)	$(7,214)

Centrally Cleared Credit Default Swaps on Sovereign Issues —Sell Protection (1)

						Value(4)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at October 31, 2021 (2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

Republic of Indonesia
3.70% due 01/08/2022	1.000%	Quarterly	6/20/2024	0.4063%	$1,220	4,194	14,965
State of Qatar
9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024	0.2135%	150	1,714	1,420
State of Qatar
9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024	0.2484%	70	923	734

Total						$6,831	$17,119

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	52.4%
United States Treasury Bonds	8.1
Diversified Financial Services	6.8
Registered Investment Companies	4.2
United States Treasury Notes	3.9
Diversified Banking Institutions	3.0
Banks-Commercial	2.7
Banks-Special Purpose	1.5
Federal Home Loan Mtg. Corp.	1.3
Government National Mtg. Assoc.	1.2
Regional Authority	1.1
Foreign Government Obligations	1.0
Uniform Mtg. Backed Securities	0.8
Real Estate Investment Trusts	0.7
Federal National Mtg. Assoc.	0.6
Medical-Drugs	0.6
Federal Home Loan Bank	0.6
Pipelines	0.5
Auto-Cars/Light Trucks	0.5
SupraNational Banks	0.4
Computers	0.4
Private Equity	0.4
Water	0.4
Tobacco	0.3
Airport Development/Maintenance	0.3
Real Estate Operations & Development	0.3
Electric-Integrated	0.3
Oil Companies-Integrated	0.3
Aerospace/Defense	0.2
Telephone-Integrated	0.2
Semiconductor Components-Integrated Circuits	0.2
Winding-Up Agency	0.2
Real Estate Management/Services	0.2
Cellular Telecom	0.2
Insurance-Life/Health	0.2
Electric-Generation	0.2
Finance-Leasing Companies	0.2
Oil Companies-Exploration & Production	0.2
Engineering/R&D Services	0.2
Insurance-Multi-line	0.2
Brewery	0.2
Chemicals-Specialty	0.2
Building-Heavy Construction	0.2
Metal-Diversified	0.1
Drug Delivery Systems	0.1
Retail-Discount	0.1
Gas-Distribution	0.1
Aerospace/Defense-Equipment	0.1
Electronic Components-Semiconductors	0.1
Internet Content-Information/News	0.1
Containers-Metal/Glass	0.1
Medical Labs & Testing Services	0.1
Investment Companies	0.1
Motion Pictures & Services	0.1
Building Societies	0.1
Building Products-Cement	0.1
Chemicals-Diversified	0.1
Chemicals-Other	0.1

99.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$27,346,256	$—	$27,346,256
Corporate Bonds & Notes	—	59,596,117	—	59,596,117
Foreign Government Obligations	—	193,858,042	—	193,858,042
U.S. Government Agencies	—	18,017,806	—	18,017,806
U.S. Government Treasuries	—	48,274,614	—	48,274,614
Preferred Securities/Capital Securities	—	8,850,683	—	8,850,683
Options-Purchased	—	138,809	—	138,809
Short-Term Investment Securities:
Foreign Government Obligations	—	24,402,714	—	24,402,714
Registered Invesment Companies	16,762,908	—	—	16,762,908

Total Investments at Value	$16,762,908	$380,485,041	$—	$397,247,949

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$149,715	$—	$149,715
Over the Counter Written Put Options on Currency Contracts	—	6,203	—	6,203
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	21,435	—	21,435
Futures Contracts	125,709	—	—	125,709
Forward Foreign Currency Contracts	—	3,584,207	—	3,584,207
Centrally Cleared Interest Rate Swap Contracts	—	2,506,536	—	2,506,536
Centrally Cleared Credit Default Swaps on Credit Indices —Sell Protection	—	14,424	—	14,424
Centrally Cleared Credit Default Swaps on Sovereign Issues —Sell Protection	—	17,119	—	17,119

Total Other Financial Instruments	$125,709	$6,299,639	$—	$6,425,348

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$62,843	$—	$62,843
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	30,321	—	30,321
Futures Contracts	846,747	—	—	846,747
Forward Foreign Currency Contracts	—	1,959,359	—	1,959,359
Centrally Cleared Interest Rate Swap Contracts	—	4,894,740	—	4,894,740
Centrally Cleared Credit Default Swaps on Credit Indices —Sell Protection	—	21,638	—	21,638

Total Other Financial Instruments	$846,747	$6,968,901	$—	$7,815,648

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 66.5%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	2,873	$195,594

Advertising Services — 0.2%
Dentsu Group, Inc.	700	25,611
Publicis Groupe SA	1,420	95,110

		120,721

Agricultural Chemicals — 0.0%
Yara International ASA	380	19,828

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	3,471	222,977

Apparel Manufacturers — 0.4%
Gunze, Ltd.	100	3,847
Kering SA	229	171,594
Ralph Lauren Corp.	177	22,509

		197,950

Applications Software — 2.9%
Intuit, Inc.	502	314,247
Microsoft Corp.	3,396	1,126,181
ServiceNow, Inc.†	85	59,310

		1,499,738

Audio/Video Products — 0.1%
Dolby Laboratories, Inc., Class A	468	41,348

Auto-Cars/Light Trucks — 2.7%
Bayerische Motoren Werke AG	356	35,903
Bayerische Motoren Werke AG (Preference Shares)	968	82,359
Ford Motor Co.†	15,727	268,617
General Motors Co.†	4,753	258,706
Stellantis NV	11,628	231,874
Tesla, Inc.†	267	297,438
Volkswagen AG (Preference Shares)	1,025	229,657

		1,404,554

Auto-Heavy Duty Trucks — 0.4%
Isuzu Motors, Ltd.	13,700	183,789
Volvo AB, Class B	732	17,040

		200,829

Banks-Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd.	7,366	155,926
Banco Bilbao Vizcaya Argentaria SA	2,428	17,015
Citizens Financial Group, Inc.	4,940	234,057
Commonwealth Bank of Australia	1,315	103,550
First BanCorp/Puerto Rico	1,066	14,551
PacWest Bancorp	771	36,599
Regions Financial Corp.	738	17,476

		579,174

Banks-Super Regional — 0.3%
KeyCorp	6,023	140,155
US Bancorp	443	26,744

		166,899

Beverages-Non-alcoholic — 0.3%
Monster Beverage Corp.†	561	47,685
Suntory Beverage & Food, Ltd.	2,700	104,589

		152,274

Beverages-Wine/Spirits — 0.4%
Pernod Ricard SA	287	65,923
Treasury Wine Estates, Ltd.	13,483	116,843

		182,766

Building & Construction Products-Misc. — 0.3%
Cie de Saint-Gobain	1,966	135,362

Building Products-Air & Heating — 0.2%
Lennox International, Inc.	282	84,397

Building-Heavy Construction — 0.2%
CK Infrastructure Holdings, Ltd.	2,000	12,056
MasTec, Inc.†	1,054	93,943

		105,999

Building-Residential/Commercial — 0.0%
Taylor Wimpey PLC	5,017	10,611

Casino Services — 0.1%
Mars Group Holdings Corp.	4,400	63,853

Cellular Telecom — 0.4%
Telstra Corp., Ltd.	43,831	125,952
Vodafone Group PLC ADR	3,464	51,787

		177,739

Chemicals-Diversified — 0.7%
BASF SE	1,110	79,915
Dow, Inc.	2,132	119,328
Mitsubishi Gas Chemical Co., Inc.	2,000	40,237
Showa Denko KK	1,700	42,674
Tosoh Corp.	3,600	60,613
Westlake Chemical Corp.	195	18,981

		361,748

Chemicals-Specialty — 0.0%
Brenntag SE	164	15,591

Commercial Services-Finance — 1.1%
PayPal Holdings, Inc.†	1,312	305,158
S&P Global, Inc.	593	281,177

		586,335

Computer Aided Design — 0.0%
Dassault Systemes SE	306	17,821

Computer Data Security — 0.5%
Fortinet, Inc.†	708	238,129

Computer Services — 1.4%
Accenture PLC, Class A	325	116,607
Cognizant Technology Solutions Corp., Class A	2,844	222,088
EPAM Systems, Inc.†	80	53,859
International Business Machines Corp.	785	98,204
NEC Corp.	1,400	71,489
NTT Data Corp.	4,600	92,141
Tieto Oyj	2,769	84,826

		739,214

Computer Software — 0.2%
MongoDB, Inc.†	223	116,248

Computers — 1.6%
Apple, Inc.	5,429	813,264

Computers-Memory Devices — 0.3%
NetApp, Inc.	243	21,700

Western Digital Corp.†	2,750	143,797

		165,497

Consulting Services — 0.5%
Gartner, Inc.†	703	233,333

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	626	47,695
Estee Lauder Cos., Inc., Class A	600	194,598

		242,293

Data Processing/Management — 0.6%
DocuSign, Inc.†	917	255,192
Fair Isaac Corp.†	106	42,209

		297,401

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	1,074	61,444

Diagnostic Equipment — 0.0%
Danaher Corp.	59	18,394

Distribution/Wholesale — 0.0%
Econocom Group SA	3,028	12,794
Meiji Electric Industries Co., Ltd.	300	3,522

		16,316

Diversified Banking Institutions — 0.7%
Citigroup, Inc.	3,709	256,514
UBS Group AG	5,749	104,513

		361,027

Diversified Manufacturing Operations — 0.4%
Parker-Hannifin Corp.	718	212,952

Diversified Minerals — 0.5%
BHP Group PLC	7,564	200,306
BHP Group, Ltd.	1,545	42,514

		242,820

Drug Delivery Systems — 0.1%
Becton Dickinson & Co.	140	33,543

E-Commerce/Products — 1.5%
Amazon.com, Inc.†	162	546,333
eBay, Inc.	3,194	245,044

		791,377

E-Commerce/Services — 0.5%
Airbnb, Inc., Class A†	431	73,555
MercadoLibre, Inc.†	120	177,722

		251,277

Electric Products-Misc. — 0.3%
Casio Computer Co., Ltd.	5,000	70,454
Legrand SA	62	6,754
Solar A/S, Class B	588	68,532

		145,740

Electric-Distribution — 0.4%
E.ON SE	17,721	224,644

Electric-Generation — 0.1%
Electricite de France SA	1,549	22,795
SSE PLC	204	4,588

		27,383

Electric-Integrated — 0.5%
American Electric Power Co., Inc.	333	28,208
CMS Energy Corp.	3,377	203,802
DTE Energy Co.	170	19,270

		251,280

Electronic Components-Misc. — 0.6%
Atkore, Inc.†	1,475	139,432
Vishay Intertechnology, Inc.	9,522	183,013

		322,445

Electronic Components-Semiconductors — 0.7%
Intel Corp.	2,206	108,094
ON Semiconductor Corp.†	1,953	93,881
Texas Instruments, Inc.	728	136,485

		338,460

Electronic Measurement Instruments — 0.4%
Tokyo Seimitsu Co., Ltd.	4,400	178,548

Enterprise Software/Service — 0.4%
HubSpot, Inc.†	240	194,455

Finance-Auto Loans — 0.3%
Ally Financial, Inc.	2,702	128,993

Finance-Consumer Loans — 0.5%
Synchrony Financial	5,145	238,985

Finance-Credit Card — 1.2%
Capital One Financial Corp.	1,431	216,124
Visa, Inc., Class A	1,302	275,724
Western Union Co.	5,698	103,818

		595,666

Finance-Investment Banker/Broker — 0.4%
Nomura Holdings, Inc.	37,800	182,408

Finance-Leasing Companies — 0.8%
Mitsubishi HC Capital, Inc.	38,800	194,043
ORIX Corp.	11,300	223,571

		417,614

Food-Retail — 0.3%
Ingles Markets, Inc., Class A	237	16,398
METRO AG	1,914	24,184
Woolworths Group, Ltd.	3,722	106,619

		147,201

Gambling (Non-Hotel) — 0.4%
Red Rock Resorts, Inc., Class A†	3,743	203,657

Hotels/Motels — 0.1%
Wyndham Hotels & Resorts, Inc.	291	24,581

Human Resources — 0.2%
Korn Ferry	1,208	93,270

Import/Export — 0.9%
ITOCHU Corp.	300	8,533
Mitsui & Co., Ltd.	10,000	227,418
Sumitomo Corp.	15,400	218,485

		454,436

Independent Power Producers — 0.0%
NRG Energy, Inc.	299	11,927

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	871	261,135

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	171	253,230

Insurance Brokers — 0.5%
Goosehead Insurance, Inc., Class A	141	20,346
Marsh & McLennan Cos., Inc.	1,475	246,030

		266,376

Insurance-Life/Health — 0.6%
AIA Group, Ltd.	2,400	27,098
American Equity Investment Life Holding Co.	7,284	232,141
Voya Financial, Inc.	605	42,211

		301,450

Insurance-Multi-line — 0.5%
Chubb, Ltd.	1,406	274,704

Insurance-Property/Casualty — 2.2%
Arch Capital Group, Ltd.†	4,495	187,981
Berkshire Hathaway, Inc., Class B†	1,544	443,143
MS&AD Insurance Group Holdings, Inc.	700	22,638
Stewart Information Services Corp.	3,410	242,690
Tokio Marine Holdings, Inc.	4,100	215,765

		1,112,217

Insurance-Reinsurance — 0.2%
Reinsurance Group of America, Inc.	716	84,545

Internet Application Software — 0.2%
Okta, Inc.†	317	78,356

Internet Content-Entertainment — 1.2%
Meta Platforms, Inc.†	1,866	603,782

Internet Content-Information/News — 0.0%
DHI Group, Inc.†	779	3,661

Internet Security — 0.5%
Palo Alto Networks, Inc.†	547	278,472

Investment Companies — 0.6%
Industrivarden AB, Class C	679	22,051
Investor AB, Class A	9,158	211,696
Investor AB, Class B	810	18,666
Washington H. Soul Pattinson & Co., Ltd.	1,335	32,618

		285,031

Machine Tools & Related Products — 0.4%
Amada Co., Ltd.	20,300	199,839

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	1,238	252,564

Machinery-General Industrial — 0.4%
Otis Worldwide Corp.	2,383	191,379
Washtec AG	218	14,163

		205,542

Medical Information Systems — 0.1%
Cerner Corp.	956	71,021

Medical Instruments — 0.2%
Bruker Corp.	552	44,326
Edwards Lifesciences Corp.†	69	8,267
Tecan Group AG	42	25,688

		78,281

Medical Labs & Testing Services — 1.3%
Eurofins Scientific SE	1,712	201,747
IQVIA Holdings, Inc.†	907	237,108
Lonza Group AG	243	199,209
Medpace Holdings, Inc.†	77	17,444

		655,508

Medical Products — 0.8%
Align Technology, Inc.†	142	88,661
Hologic, Inc.†	811	59,454
Sartorius Stedim Biotech	336	184,964
Siemens Healthineers AG*	760	50,482

		383,561

Medical-Biomedical/Gene — 1.2%
Biogen, Inc.†	629	167,742
Gilead Sciences, Inc.	3,126	202,815
Moderna, Inc.†	448	154,654
Vertex Pharmaceuticals, Inc.†	597	110,403

		635,614

Medical-Drugs — 3.4%
AbbVie, Inc.	2,789	319,815
Johnson & Johnson	2,086	339,768
Merck KGaA	981	231,570
Novo Nordisk A/S, Class B	2,147	234,985
Roche Holding AG	439	169,755
Sumitomo Dainippon Pharma Co., Ltd.	6,700	94,467
Takeda Pharmaceutical Co., Ltd.	2,900	81,498
Zoetis, Inc.	1,230	265,926

		1,737,784

Medical-HMO — 1.1%
Anthem, Inc.	478	207,992
Molina Healthcare, Inc.†	583	172,405
UnitedHealth Group, Inc.	434	199,844

		580,241

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	1,058	264,987

Metal-Aluminum — 0.4%
Norsk Hydro ASA	29,891	218,949

Metal-Copper — 0.4%
Freeport-McMoRan, Inc.	5,548	209,271

Metal-Diversified — 0.8%
Anglo American PLC	4,733	180,232
Glencore PLC	6,342	31,701
Rio Tinto PLC ADR	1,692	107,053
Rio Tinto, Ltd.	986	66,970

		385,956

Metal-Iron — 0.1%
Ferrexpo PLC	1,932	8,249
Fortescue Metals Group, Ltd.	960	10,060
Mineral Resources, Ltd.	1,615	46,882

		65,191

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	367	11,051

Multimedia — 0.0%
Endeavor Group Holdings, Inc., Class A†	385	10,349

Oil Companies-Exploration & Production — 0.8%
Aker BP ASA	4,668	178,975
Lundin Energy AB	774	30,571
Matador Resources Co.	2,031	84,997
Ovintiv, Inc.	3,677	137,961

		432,504

Oil Companies-Integrated — 0.1%
Royal Dutch Shell PLC, Class A	1,847	42,634
Royal Dutch Shell PLC, Class B ADR	338	15,494

		58,128

Oil-Field Services — 0.0%
Baker Hughes Co.	414	10,383

Pastoral & Agricultural — 0.5%
Darling Ingredients, Inc.†	2,820	238,346

Petrochemicals — 0.1%
Mitsui Chemicals, Inc.	2,300	68,208

Pharmacy Services — 0.4%
Cigna Corp.	1,036	221,300

Power Converter/Supply Equipment — 0.8%
ABB, Ltd.	4,225	139,772
Schneider Electric SE	1,580	271,963

		411,735

Publishing-Newspapers — 0.2%
News Corp., Class A	3,975	91,028

Racetracks — 0.0%
Tokyotokeiba Co., Ltd.	200	7,896

Real Estate Investment Trusts — 2.4%
American Homes 4 Rent, Class A	4,990	202,594
Camden Property Trust	1,127	183,814
Equity LifeStyle Properties, Inc.	2,916	246,431
First Industrial Realty Trust, Inc.	3,192	185,870
Invitation Homes, Inc.	4,010	165,413
National Storage Affiliates Trust	1,785	111,491
Prologis, Inc.	713	103,356
Simon Property Group, Inc.	79	11,580
Weyerhaeuser Co.	685	24,468

		1,235,017

Real Estate Operations & Development — 0.0%
CK Asset Holdings, Ltd.	1,000	6,176
Sun Hung Kai Properties, Ltd.	500	6,651

		12,827

Rental Auto/Equipment — 0.5%
AMERCO	311	229,204

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	594	93,389
SeaWorld Entertainment, Inc.†	1,278	81,153

		174,542

Retail-Automobile — 0.1%
AutoNation, Inc.†	215	26,041

Retail-Building Products — 0.2%
Wesfarmers, Ltd.	2,514	108,269

Retail-Discount — 0.5%
Walmart, Inc.	1,608	240,267

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	2,180	102,504

Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	313	21,625

Retail-Restaurants — 0.4%
Texas Roadhouse, Inc.	2,250	199,822

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	897	111,416

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	193	26,374
ASM International NV	559	252,924
ASML Holding NV	455	368,449

		647,747

Software Tools — 0.4%
VMware, Inc., Class A	1,489	225,881

Steel-Producers — 0.1%
SSAB AB, Class B†	10,275	51,231

Telephone-Integrated — 0.4%
Nippon Telegraph & Telephone Corp.	2,300	64,333
SoftBank Group Corp.	2,300	124,389

		188,722

Television — 0.1%
ITV PLC†	2,541	3,743
Nexstar Media Group, Inc., Class A	415	62,221

		65,964

Textile-Apparel — 0.4%
LVMH Moet Hennessy Louis Vuitton SE	243	190,231

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A†	423	14,961
Cinemark Holdings, Inc.†	2,792	52,490

		67,451

Tobacco — 0.6%
British American Tobacco PLC	4,842	168,744
Philip Morris International, Inc.	1,322	124,982

		293,726

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	71	12,761

Transport-Marine — 1.4%
AP Moller - Maersk A/S, Series A	80	219,052
Mitsui OSK Lines, Ltd.	3,300	207,309
Nippon Yusen KK	3,100	222,487
Safe Bulkers, Inc.†	2,346	10,463
SITC International Holdings Co., Ltd.	3,000	10,160
Stolt-Nielsen, Ltd.	4,665	71,787

		741,258

Transport-Rail — 0.6%
CSX Corp.	3,355	121,351
Norfolk Southern Corp.	624	182,863

		304,214

Transport-Services — 1.1%
Deutsche Post AG	4,084	252,673
Kuehne & Nagel International AG	566	178,220
Nippon Express Co., Ltd.	2,000	124,940

		555,833

Transport-Truck — 0.1%
Knight-Swift Transportation Holdings, Inc.	606	34,354
XPO Logistics, Inc.†	344	29,515

		63,869

Web Hosting/Design — 0.4%
VeriSign, Inc.†	986	219,553

Web Portals/ISP — 2.2%
Alphabet, Inc., Class A†	245	725,426
Alphabet, Inc., Class C†	130	385,503

		1,110,929

Total Common Stocks (cost $29,605,341)		34,069,430

EXCHANGE-TRADED FUNDS — 4.0%
Vanguard Value ETF	13	1,855
iShares Global Infrastructure ETF	37,683	1,800,117
Invesco Senior Loan ETF	4,600	101,568
Health Care Select Sector SPDR Fund ETF	907	121,375

Total Exchange-Traded Funds (cost $1,854,541)		2,024,915

Total Long-Term Investment Securities (cost $31,459,882)		36,094,345

SHORT-TERM INVESTMENT SECURITIES — 28.0%
Registered Investment Companies — 28.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $14,356,718)	14,356,718	14,356,718

TOTAL INVESTMENTS (cost $45,816,600)	98.5%	50,451,063
Other assets less liabilities	1.5	793,311

NET ASSETS	100.0%	$51,244,374

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $50,482 representing 0.1% of net assets.

(1)	The rate shown is the 7-day yield as of October 31, 2021.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
5	Long	E-Mini Russell 2000 Index	December 2021	$561,457	$573,825	$12,368

						Unrealized (Depreciation)
11	Long	MSCI Emerging Markets Index	December 2021	$712,602	$694,100	$(18,502)
110	Long	U.S. Treasury 10 Year Notes	December 2021	14,675,118	14,377,344	(297,774)

						$(316,276)

		Net Unrealized Appreciation (Depreciation)				$(303,908)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection (1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at October 31, 2021(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2026	0.5236%	$10,800	$264,535	$(6,947)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$34,069,430	$—	$—	$34,069,430
Exchange-Traded Funds	2,024,915	—	—	2,024,915
Short-Term Investment Securities	14,356,718	—	—	14,356,718

Total Investments at Value	$50,451,063	$—	$—	$50,451,063

Other Financial Instruments:†
Futures Contracts	$12,368	$—	$—	$12,368

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$316,276	$—	$—	$316,276
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell	—	6,947	—	6,947

Total Other Financial Instruments	$316,276	$6,947	$—	$323,223

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 53.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,759,743	$102,303,682
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	871,074	14,006,868
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	768,668	12,206,447

Total Domestic Equity Investment Companies (cost $88,439,819)		128,516,997

Domestic Fixed Income Investment Companies — 36.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,688,584	41,164,599
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,430,720	47,231,470

Total Domestic Fixed Income Investment Companies (cost $87,212,753)		88,396,069

International Equity Investment Companies — 9.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $18,947,563)	1,693,841	23,137,869

TOTAL INVESTMENTS (cost $194,600,135)	100.1%	240,050,935
Liabilities in excess of other assets	(0.1)	(121,197)

NET ASSETS	100.0%	$239,929,738

@

The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$240,050,935	$—	$—	$240,050,935

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 68.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,433,879	$238,503,880
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,071,616	49,391,582
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,428,535	22,685,141

Total Domestic Equity Investment Companies (cost $210,478,901)		310,580,603

Domestic Fixed Income Investment Companies — 17.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,279,264	36,596,585
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,936,178	41,959,657

Total Domestic Fixed Income Investment Companies (cost $77,545,117)		78,556,242

International Equity Investment Companies — 14.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $54,120,594)	4,810,991	65,718,139

TOTAL INVESTMENTS (cost $342,144,612)	100.0%	454,854,984
Liabilities in excess of other assets	(0.0)	(185,935)

NET ASSETS	100.0%	$454,669,049

@

The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$454,854,984	$—	$—	$454,854,984

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 73.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	19,159,859	$710,255,989
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	8,216,774	132,125,725
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,879,748	61,610,395

Domestic Equity Investment Companies (cost $618,902,598)		903,992,109

Domestic Fixed Income Investment Companies — 7.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,979,099	44,406,746
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,744,427	50,575,591

Domestic Fixed Income Investment Companies (cost $94,800,524)		94,982,337

International Equity Investment Companies — 19.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $195,673,467)	17,367,951	237,246,215

TOTAL INVESTMENTS (cost $909,376,589)	100.0%	1,236,220,661
Liabilities in excess of other assets	(0.0)	(442,780)

NET ASSETS	100.0%	$1,235,777,881

@

The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$1,236,220,661	$—	$—	$1,236,220,661

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 85.7%
Australia — 5.9%
Afterpay, Ltd.†	8,345	$773,956
AGL Energy, Ltd.	23,948	103,045
Ampol, Ltd.	9,160	210,508
APA Group	45,352	279,752
Aristocrat Leisure, Ltd.	22,090	775,691
ASX, Ltd.	7,441	464,704
Aurizon Holdings, Ltd.	70,752	179,362
AusNet Services, Ltd.	73,055	135,740
Australia & New Zealand Banking Group, Ltd.	109,375	2,315,285
BHP Group, Ltd.	113,231	3,115,813
BlueScope Steel, Ltd.	19,365	300,378
Brambles, Ltd.	55,549	419,539
Cochlear, Ltd.	2,527	419,042
Coles Group, Ltd.	51,273	661,092
Commonwealth Bank of Australia	68,191	5,369,738
Computershare, Ltd.	20,885	294,734
Crown Resorts, Ltd.†	14,316	107,261
CSL, Ltd.	17,494	3,954,408
Dexus†	41,342	338,052
Domino’s Pizza Enterprises, Ltd.	2,328	237,223
Endeavour Group, Ltd.	51,555	263,719
Evolution Mining, Ltd.	69,670	190,246
Fortescue Metals Group, Ltd.	65,091	682,078
Goodman Group	63,909	1,052,855
GPT Group	73,865	286,715
Insurance Australia Group, Ltd.	94,752	342,131
Lendlease Corp., Ltd.	26,467	208,256
Macquarie Group, Ltd.	13,212	1,966,179
Magellan Financial Group, Ltd.	5,298	138,175
Medibank Private, Ltd.	105,856	264,372
Mirvac Group	151,349	321,063
National Australia Bank, Ltd.	126,792	2,738,340
Newcrest Mining, Ltd.	31,414	588,180
Northern Star Resources, Ltd.	42,484	295,297
Orica, Ltd.	15,641	178,019
Origin Energy, Ltd.	67,696	257,168
Qantas Airways, Ltd.†	35,522	142,960
QBE Insurance Group, Ltd.	56,701	504,589
Ramsay Health Care, Ltd.	7,038	372,827
REA Group, Ltd.	2,031	244,665
Reece, Ltd.	11,173	167,173
Rio Tinto, Ltd.	14,269	969,160
Santos, Ltd.	72,061	378,371
Scentre Group	199,504	453,232
SEEK, Ltd.	12,911	317,592
Sonic Healthcare, Ltd.	17,452	525,525
South32, Ltd.	181,380	487,102
Stockland	91,756	314,057
Suncorp Group, Ltd.	49,314	434,771
Sydney Airport†	50,828	313,148
Tabcorp Holdings, Ltd.	85,393	318,615
Telstra Corp., Ltd.	160,001	459,778
Transurban Group	116,940	1,182,292
Treasury Wine Estates, Ltd.	27,746	240,445
Vicinity Centres	148,731	192,998
Washington H. Soul Pattinson & Co., Ltd.	8,323	203,357
Wesfarmers, Ltd.	43,582	1,876,916
Westpac Banking Corp.	141,011	2,722,959
WiseTech Global, Ltd.	5,620	215,948
Woodside Petroleum, Ltd.	37,037	648,049
Woolworths Group, Ltd.	48,725	1,395,761

		45,310,406

Austria — 0.2%
Erste Group Bank AG	10,738	460,527
OMV AG	5,661	342,912
Raiffeisen Bank International AG	5,690	166,414
Verbund AG	2,617	272,575
voestalpine AG	4,461	169,353

		1,411,781

Belgium — 0.7%
Ageas SA/NV	6,730	327,533
Anheuser-Busch InBev SA NV	29,288	1,786,630
Elia Group SA	1,188	138,569
Etablissements Franz Colruyt NV	2,093	102,684
Groupe Bruxelles Lambert SA	4,342	503,190
KBC Group NV	9,610	894,954
Proximus SADP	5,847	110,072
Sofina SA	592	261,696
Solvay SA	2,849	338,566
UCB SA	4,860	579,232
Umicore SA	7,577	434,272

		5,477,398

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	25,500	153,711
Hongkong Land Holdings, Ltd.	44,900	247,399
Jardine Matheson Holdings, Ltd.	8,300	480,819

		881,929

Cayman Islands — 0.5%
Budweiser Brewing Co. APAC, Ltd.*	66,200	182,506
Chow Tai Fook Jewellery Group, Ltd.	76,800	157,144
CK Asset Holdings, Ltd.	77,000	475,529
CK Hutchison Holdings, Ltd.	104,000	699,749
ESR Cayman, Ltd.†*	76,400	247,940
Futu Holdings, Ltd. ADR†	1,957	104,739
Melco Resorts & Entertainment, Ltd. ADR†	8,280	89,672
Sands China, Ltd.†	93,200	212,981
Sea, Ltd. ADR†	2,648	909,773
SITC International Holdings Co., Ltd.	52,000	176,107
WH Group, Ltd.*	316,500	222,105
Wharf Real Estate Investment Co., Ltd.	64,000	361,108
Wynn Macau, Ltd.†	60,000	53,981
Xinyi Glass Holdings, Ltd.	70,000	197,481

		4,090,815

Denmark — 2.3%
Ambu A/S, Class B	6,439	183,414
AP Moller-Maersk A/S, Series A	121	331,316
AP Moller-Maersk A/S, Series B	223	644,396
Carlsberg A/S, Class B	3,859	636,570
Chr. Hansen Holding A/S	4,054	322,556
Coloplast A/S, Class B	4,566	744,326
Danske Bank A/S	26,512	448,665
Demant A/S†	4,153	201,164
DSV A/S	7,749	1,800,875
Genmab A/S†	2,522	1,130,295

GN Store Nord A/S	4,780	290,068
Novo Nordisk A/S, Class B	64,726	7,084,153
Novozymes A/S, Class B	7,896	580,635
Orsted A/S*	7,271	1,025,962
Pandora A/S	3,844	536,786
ROCKWOOL International A/S, Class B	322	147,114
Tryg A/S	13,840	328,095
Vestas Wind Systems A/S	38,817	1,678,752

		18,115,142

Finland — 1.1%
Elisa Oyj	5,467	329,770
Fortum Oyj	17,072	507,195
Kesko Oyj, Class B	10,498	340,891
Kone Oyj, Class B	13,064	890,413
Neste Oyj	16,262	905,918
Nokia Oyj†	207,242	1,190,672
Nordea Bank Abp	124,535	1,523,480
Orion Oyj, Class B	4,078	176,451
Sampo Oyj, Class A	19,170	1,019,384
Stora Enso Oyj, Class R	22,361	371,713
UPM-Kymmene Oyj	20,515	723,792
Wartsila Oyj Abp	18,195	252,296

		8,231,975

France — 9.0%
Accor SA†	6,530	233,330
Aeroports de Paris†	1,141	151,553
Air Liquide SA	18,210	3,036,361
Alstom SA	12,151	432,353
Amundi SA*	2,336	208,067
Arkema SA	2,360	322,468
Atos SE	3,805	197,848
AXA SA	74,386	2,163,514
BioMerieux	1,592	202,531
BNP Paribas SA	43,235	2,893,822
Bollore SA	33,973	196,757
Bouygues SA	8,782	355,320
Bureau Veritas SA	11,302	358,768
Capgemini SE	6,163	1,434,147
Carrefour SA	23,655	428,089
Cie de Saint-Gobain	19,452	1,339,296
Cie Generale des Etablissements Michelin SCA	6,512	1,021,532
CNP Assurances	6,598	165,207
Covivio	1,999	172,851
Credit Agricole SA	44,844	675,989
Danone SA	25,109	1,635,615
Dassault Aviation SA	960	100,156
Dassault Systemes SE	25,505	1,485,393
Edenred	9,478	512,439
Eiffage SA	3,279	337,205
Electricite de France SA	17,873	263,017
Engie SA	70,204	997,892
EssilorLuxottica SA	10,969	2,268,481
Eurazeo SE	1,522	142,602
Faurecia SE	4,510	234,871
Gecina SA	1,765	246,983
Getlink SE	16,912	259,725
Hermes International	1,217	1,928,090
Ipsen SA	1,450	149,852
Kering SA	2,883	2,160,287
Klepierre SA	7,933	188,546
L’Oreal SA	9,698	4,427,740
La Francaise des Jeux SAEM*	3,671	190,541
Legrand SA	10,280	1,119,918
LVMH Moet Hennessy Louis Vuitton SE	10,671	8,353,719
Orange SA	76,684	836,381
Orpea SA	1,987	207,187
Pernod Ricard SA	8,053	1,849,751
Publicis Groupe SA	8,581	574,744
Remy Cointreau SA	874	176,406
Renault SA†	7,388	265,269
Safran SA	13,137	1,762,226
Sanofi	43,614	4,357,609
Sartorius Stedim Biotech	1,063	585,168
Schneider Electric SE	20,707	3,564,262
SCOR SE	6,101	205,235
SEB SA	1,064	166,417
Societe Generale SA	31,161	1,038,698
Sodexo SA†	3,401	330,251
Suez SA	13,516	307,568
Teleperformance	2,258	942,560
Thales SA	4,101	377,649
TotalEnergies SE	96,030	4,814,533
Ubisoft Entertainment SA†	3,560	186,138
Valeo SA	8,826	258,438
Veolia Environnement SA	25,192	822,113
Vinci SA	20,463	2,185,033
Vivendi SE	27,352	352,076
Wendel SE	1,031	137,180
Worldline SA†*	9,133	531,899

		69,827,666

Germany — 7.7%
adidas AG	7,318	2,396,607
Allianz SE	15,847	3,684,893
BASF SE	35,304	2,541,735
Bayer AG	37,762	2,124,585
Bayerische Motoren Werke AG	12,727	1,283,511
Bayerische Motoren Werke AG (Preference Shares)	2,217	188,626
Bechtle AG	3,148	235,813
Beiersdorf AG	3,875	411,666
Brenntag SE	5,939	564,617
Carl Zeiss Meditec AG	1,547	311,080
Commerzbank AG†	38,510	281,173
Continental AG†	4,228	496,186
Covestro AG*	7,426	475,579
Daimler AG	32,897	3,260,600
Delivery Hero SE†*	6,227	774,189
Deutsche Bank AG†	79,441	1,023,579
Deutsche Boerse AG	7,303	1,212,310
Deutsche Lufthansa AG†	22,976	151,712
Deutsche Post AG	38,101	2,357,275
Deutsche Telekom AG	128,112	2,381,111

Deutsche Wohnen SE	13,140	672,758
E.ON SE	86,296	1,093,948
Evonik Industries AG	8,060	261,072
Fresenius Medical Care AG & Co. KGaA	7,881	523,486
Fresenius SE & Co. KGaA	16,073	729,559
Fuchs Petrolub SE (Preference Shares)	2,671	127,953
GEA Group AG	5,897	290,333
Hannover Rueck SE	2,318	423,378
HeidelbergCement AG	5,720	430,727
HelloFresh SE†	6,349	513,761
Henkel AG & Co. KGaA	3,994	332,890
Henkel AG & Co. KGaA (Preference Shares)	6,848	612,562
Infineon Technologies AG	50,196	2,343,983
KION Group AG	2,774	302,717
Knorr-Bremse AG	2,788	293,738
LANXESS AG	3,193	215,044
LEG Immobilien SE	2,771	412,101
Merck KGaA	4,968	1,172,722
MTU Aero Engines AG	2,053	456,498
Muenchener Rueckversicherungs-Gesellschaft AG	5,385	1,594,860
Nemetschek SE	2,220	254,579
Porsche Automobil Holding SE (Preference Shares)	5,886	611,155
Puma SE	4,058	503,349
Rational AG	197	195,758
RWE AG	24,692	949,657
SAP SE	40,137	5,814,643
Sartorius AG (Preference Shares)	1,007	652,357
Scout24 AG*	3,363	234,035
Siemens AG	29,405	4,768,423
Siemens Energy AG†	15,362	440,765
Siemens Healthineers AG*	10,839	719,967
Symrise AG	4,945	683,398
TeamViewer AG†*	6,183	92,203
Telefonica Deutschland Holding AG	40,017	104,223
Uniper SE	3,517	155,349
United Internet AG	3,728	137,389
Volkswagen AG	1,248	405,107
Volkswagen AG (Preference Shares)	7,133	1,598,191
Vonovia SE	21,006	1,273,883
Zalando SE†*	8,525	803,963

		59,359,331

Hong Kong — 2.0%
AIA Group, Ltd.	465,000	5,250,337
BOC Hong Kong Holdings, Ltd.	142,500	452,381
CLP Holdings, Ltd.	63,000	616,599
Galaxy Entertainment Group, Ltd.†	84,000	454,521
Hang Lung Properties, Ltd.	78,000	181,053
Hang Seng Bank, Ltd.	29,400	559,244
Henderson Land Development Co., Ltd.	56,349	236,100
Hong Kong & China Gas Co., Ltd.	429,967	668,672
Hong Kong Exchanges & Clearing, Ltd.	46,300	2,801,625
Link REIT	80,000	709,466
MTR Corp., Ltd.	59,500	324,247
New World Development Co., Ltd.	58,500	253,759
Power Assets Holdings, Ltd.	53,500	326,274
Sino Land Co., Ltd.	128,000	168,133
SJM Holdings, Ltd.†	76,000	56,752
Sun Hung Kai Properties, Ltd.	50,000	665,124
Swire Pacific, Ltd., Class A	19,000	119,536
Swire Properties, Ltd.	45,000	120,590
Techtronic Industries Co., Ltd.	53,000	1,090,586

		15,054,999

Ireland — 0.7%
CRH PLC	30,126	1,444,568
DCC PLC	3,789	316,623
Flutter Entertainment PLC†	6,402	1,210,756
James Hardie Industries PLC CDI	17,077	663,505
Kerry Group PLC, Class A	6,116	820,838
Kingspan Group PLC	5,931	683,155
Smurfit Kappa Group PLC	9,458	495,176

		5,634,621

Isle of Man — 0.1%
Entain PLC†	22,501	630,656

Israel — 0.6%
Azrieli Group, Ltd.	1,631	151,865
Bank Hapoalim BM	43,664	430,051
Bank Leumi Le-Israel BM	55,845	533,207
Check Point Software Technologies, Ltd.†	4,214	503,994
CyberArk Software, Ltd.†	1,495	269,264
Elbit Systems, Ltd.	1,019	160,562
ICL Group, Ltd.	27,148	232,011
Israel Discount Bank, Ltd., Class A†	44,742	270,431
Mizrahi Tefahot Bank, Ltd.	5,396	196,257
NICE, Ltd.†	2,426	684,973
Teva Pharmaceutical Industries, Ltd. ADR†	42,374	370,349
Wix.com, Ltd.†	2,188	406,880

		4,209,844

Italy — 1.6%
Amplifon SpA	4,786	243,158
Assicurazioni Generali SpA	42,540	926,972
Atlantia SpA†	19,045	367,778
DiaSorin SpA	968	218,598
Enel SpA	312,624	2,615,042
Eni SpA	97,013	1,391,072
FinecoBank Banca Fineco SpA†	23,443	447,558
Infrastrutture Wireless Italiane SpA*	12,918	142,702
Intesa Sanpaolo SpA	634,826	1,803,458
Mediobanca Banca di Credito Finanziario SpA†	23,873	284,665
Moncler SpA	7,890	566,586
Nexi SpA†*	16,891	293,378
Poste Italiane SpA*	20,081	286,456
Prysmian SpA	9,791	370,111
Recordati Industria Chimica e Farmaceutica SpA	4,019	251,440

Snam SpA	77,509	438,773
Telecom Italia SpA	382,995	136,409
Telecom Italia SpA (RSP)	231,692	87,984
Terna SpA	54,081	402,739
UniCredit SpA	81,924	1,081,900

		12,356,779

Japan — 19.6%
ABC-Mart, Inc.	1,300	62,163
Acom Co., Ltd.	15,300	50,877
Advantest Corp.	7,700	630,322
Aeon Co., Ltd.	25,100	576,546
AGC, Inc.	7,400	368,133
Aisin Corp.	5,700	208,296
Ajinomoto Co., Inc.	17,900	534,919
ANA Holdings, Inc.†	6,100	141,990
Asahi Group Holdings, Ltd.	17,500	791,818
Asahi Intecc Co., Ltd.	8,100	213,134
Asahi Kasei Corp.	48,200	506,000
Astellas Pharma, Inc.	71,600	1,204,275
Azbil Corp.	4,700	200,000
Bandai Namco Holdings, Inc.	7,700	586,882
Bridgestone Corp.	21,900	964,388
Brother Industries, Ltd.	9,100	175,493
Canon, Inc.	38,500	864,075
Capcom Co., Ltd.	6,800	182,566
Casio Computer Co., Ltd.	7,500	105,681
Central Japan Railway Co.	5,500	815,530
Chiba Bank, Ltd.	20,400	126,365
Chubu Electric Power Co., Inc.	24,800	256,540
Chugai Pharmaceutical Co., Ltd.	25,800	961,374
Concordia Financial Group, Ltd.	41,800	166,136
Cosmos Pharmaceutical Corp.	754	114,911
CyberAgent, Inc.	15,600	260,057
Dai Nippon Printing Co., Ltd.	8,500	209,563
Dai-ichi Life Holdings, Inc.	39,200	825,960
Daifuku Co., Ltd.	3,850	352,994
Daiichi Sankyo Co., Ltd.	67,400	1,695,423
Daikin Industries, Ltd.	9,600	2,096,460
Daito Trust Construction Co., Ltd.	2,500	309,717
Daiwa House Industry Co., Ltd.	21,800	717,454
Daiwa House REIT Investment Corp.	84	241,000
Daiwa Securities Group, Inc.	55,500	311,014
Denso Corp.	16,700	1,204,862
Dentsu Group, Inc.	8,300	303,672
Disco Corp.	1,100	295,328
East Japan Railway Co.	11,600	721,393
Eisai Co., Ltd.	9,100	640,892
ENEOS Holdings, Inc.	117,950	475,629
FANUC Corp.	7,400	1,448,511
Fast Retailing Co., Ltd.	2,200	1,457,530
Fuji Electric Co., Ltd.	4,900	238,605
FUJIFILM Holdings Corp.	13,800	1,065,618
Fujitsu, Ltd.	7,600	1,308,620
GLP J-REIT	159	259,338
GMO Payment Gateway, Inc.	1,600	202,711
Hakuhodo DY Holdings, Inc.	9,000	146,716
Hamamatsu Photonics KK	5,400	319,333
Hankyu Hanshin Holdings, Inc.	8,800	272,165
Harmonic Drive Systems, Inc.	1,700	76,666
Hikari Tsushin, Inc.	800	123,185
Hino Motors, Ltd.	11,000	103,847
Hirose Electric Co., Ltd.	1,235	205,770
Hisamitsu Pharmaceutical Co., Inc.	2,000	67,910
Hitachi Construction Machinery Co., Ltd.	4,100	130,401
Hitachi Metals, Ltd.†	8,200	155,187
Hitachi, Ltd.	37,200	2,139,143
Honda Motor Co., Ltd.	62,700	1,842,354
Hoshizaki Corp.	2,100	176,144
Hoya Corp.	14,200	2,083,746
Hulic Co., Ltd.	14,600	140,011
Ibiden Co., Ltd.	4,100	244,975
Idemitsu Kosan Co., Ltd.	7,996	218,535
Iida Group Holdings Co., Ltd.	5,700	140,181
Inpex Corp.	39,300	328,261
Isuzu Motors, Ltd.	22,400	300,501
Ito En, Ltd.	2,049	136,270
ITOCHU Corp.	45,700	1,299,929
Itochu Techno-Solutions Corp.	3,700	116,543
Japan Airlines Co., Ltd.†	5,500	118,276
Japan Exchange Group, Inc.	19,600	463,195
Japan Metropolitan Fund Investment Corp.	269	246,637
Japan Post Bank Co., Ltd.	15,600	121,679
Japan Post Holdings Co., Ltd.	60,500	464,466
Japan Post Insurance Co., Ltd.	8,700	141,215
Japan Real Estate Investment Corp.	48	293,959
Japan Tobacco, Inc.	46,100	904,203
JFE Holdings, Inc.	18,900	289,034
JSR Corp.	7,800	281,272
Kajima Corp.	17,300	212,503
Kakaku.com, Inc.	5,200	171,775
Kansai Electric Power Co., Inc.	27,100	249,184
Kansai Paint Co., Ltd.	6,800	157,091
Kao Corp.	18,500	1,043,856
KDDI Corp.	62,000	1,919,158
Keio Corp.	4,000	201,448
Keisei Electric Railway Co., Ltd.	5,000	160,342
Keyence Corp.	7,500	4,508,225
Kikkoman Corp.	5,600	457,925
Kintetsu Group Holdings Co., Ltd.†	6,600	207,019
Kirin Holdings Co., Ltd.	31,600	549,240
Kobayashi Pharmaceutical Co., Ltd.	2,100	167,853
Kobe Bussan Co., Ltd.	5,224	179,443
Koei Tecmo Holdings Co, Ltd.	2,310	107,013
Koito Manufacturing Co., Ltd.	4,000	226,014
Komatsu, Ltd.	33,700	877,131
Konami Holdings Corp.	3,600	197,728
Kose Corp.	1,300	150,445
Kubota Corp.	39,500	839,559
Kurita Water Industries, Ltd.	3,800	186,708
Kyocera Corp.	12,300	718,197
Kyowa Kirin Co., Ltd.	10,400	341,268
Lasertec Corp.†	2,865	629,181
Lawson, Inc.	1,900	91,853
Lion Corp.	8,600	142,988
LIXIL Corp.	10,200	261,678

M3, Inc.	17,000	1,000,535
Makita Corp.	8,600	397,120
Marubeni Corp.	60,100	506,849
Mazda Motor Corp.†	21,900	195,798
McDonald’s Holdings Co. Japan, Ltd.	3,100	138,443
Medipal Holdings Corp.	7,100	128,015
MEIJI Holdings Co., Ltd.	4,700	296,495
Mercari, Inc.†	3,900	210,441
Minebea Mitsumi, Inc.	14,000	353,148
MISUMI Group, Inc.	10,900	455,223
Mitsubishi Chemical Holdings Corp.	49,200	406,939
Mitsubishi Corp.	48,500	1,537,021
Mitsubishi Electric Corp.	70,200	939,285
Mitsubishi Estate Co., Ltd.	45,500	689,835
Mitsubishi Gas Chemical Co., Inc.	6,100	122,723
Mitsubishi HC Capital, Inc.	25,400	127,028
Mitsubishi Heavy Industries, Ltd.	12,300	313,935
Mitsubishi UFJ Financial Group, Inc.	469,900	2,566,464
Mitsui & Co., Ltd.	58,400	1,328,123
Mitsui Chemicals, Inc.	7,100	210,555
Mitsui Fudosan Co., Ltd.	35,300	804,800
Miura Co., Ltd.	3,366	128,911
Mizuho Financial Group, Inc.	92,680	1,223,807
MonotaRO Co., Ltd.	9,600	217,311
MS&AD Insurance Group Holdings, Inc.	17,100	553,021
Murata Manufacturing Co., Ltd.	22,100	1,677,835
Nabtesco Corp.	4,300	139,215
NEC Corp.	9,400	480,000
Nexon Co., Ltd.	18,800	318,515
NGK Insulators, Ltd.	9,900	164,341
NH Foods, Ltd.	3,200	112,446
Nidec Corp.	17,200	1,896,942
Nihon M&A Center, Inc.	11,668	356,771
Nintendo Co., Ltd.	4,300	1,893,924
Nippon Building Fund, Inc.	57	370,081
Nippon Express Co., Ltd.	3,000	187,410
Nippon Paint Holdings Co., Ltd.	27,300	291,982
Nippon Prologis REIT, Inc.	79	263,738
Nippon Sanso Holdings Corp.	5,800	136,635
Nippon Shinyaku Co., Ltd.	1,900	151,867
Nippon Steel Corp.	32,900	577,031
Nippon Telegraph & Telephone Corp.	49,500	1,384,567
Nippon Yusen KK	6,200	444,975
Nissan Chemical Corp.	4,700	261,031
Nissan Motor Co., Ltd.†	89,200	451,889
Nisshin Seifun Group, Inc.	7,600	119,960
Nissin Foods Holdings Co., Ltd.	2,400	183,409
Nitori Holdings Co., Ltd.	3,100	567,234
Nitto Denko Corp.	5,500	428,515
Nomura Holdings, Inc.	118,100	569,906
Nomura Real Estate Holdings, Inc.	4,600	111,756
Nomura Real Estate Master Fund, Inc.	163	244,125
Nomura Research Institute, Ltd.	12,900	513,850
NSK, Ltd.	14,800	99,338
NTT Data Corp.	24,300	486,746
Obayashi Corp.	25,000	210,134
OBIC Co., Ltd.	2,700	497,241
Odakyu Electric Railway Co., Ltd.	11,300	244,193
Oji Holdings Corp.	31,200	154,392
Olympus Corp.	44,800	967,145
Omron Corp.	7,100	677,140
Ono Pharmaceutical Co., Ltd.	14,200	297,206
Oracle Corp. Japan	1,500	141,478
Oriental Land Co., Ltd.	7,700	1,212,003
ORIX Corp.	47,000	929,897
Orix JREIT, Inc.	101	167,395
Osaka Gas Co., Ltd.	14,400	231,967
Otsuka Corp.	4,400	216,188
Otsuka Holdings Co., Ltd.	15,000	591,445
Pan Pacific International Holdings Corp.	15,800	330,764
Panasonic Corp.	84,900	1,037,274
PeptiDream, Inc.†	3,700	89,371
Persol Holdings Co., Ltd.	6,781	181,461
Pigeon Corp.	4,400	101,801
Pola Orbis Holdings, Inc.	3,500	74,622
Rakuten Group, Inc.	33,300	365,212
Recruit Holdings Co., Ltd.	52,200	3,467,939
Renesas Electronics Corp.†	48,179	592,647
Resona Holdings, Inc.	82,100	308,303
Ricoh Co., Ltd.	25,800	250,360
Rinnai Corp.	1,400	143,224
Rohm Co., Ltd.	3,400	309,647
Ryohin Keikaku Co., Ltd.	9,700	190,468
Santen Pharmaceutical Co., Ltd.	13,900	195,252
SBI Holdings, Inc.	9,400	242,639
SCSK Corp.	6,006	121,200
Secom Co., Ltd.	8,100	549,997
Seiko Epson Corp.	10,800	191,979
Sekisui Chemical Co., Ltd.	14,500	237,267
Sekisui House, Ltd.	23,700	491,051
Seven & i Holdings Co., Ltd.	29,000	1,216,741
SG Holdings Co., Ltd.	12,300	307,567
Sharp Corp.	8,200	96,479
Shimadzu Corp.	9,100	368,471
Shimano, Inc.	2,900	803,527
Shimizu Corp.	21,200	154,943
Shin-Etsu Chemical Co., Ltd.	13,600	2,416,916
Shionogi & Co., Ltd.	10,200	662,877
Shiseido Co., Ltd.	15,400	1,023,514
Shizuoka Bank, Ltd.	17,200	138,385
SMC Corp.	2,200	1,311,410
SoftBank Corp.	110,400	1,505,741
SoftBank Group Corp.	46,400	2,509,406
Sohgo Security Services Co., Ltd.	2,700	115,131
Sompo Holdings, Inc.	12,200	529,639
Sony Group Corp.	48,500	5,591,489
Square Enix Holdings Co., Ltd.	3,300	180,382
Stanley Electric Co., Ltd.	5,000	125,729
Subaru Corp.	23,700	463,291
SUMCO Corp.	12,839	243,769
Sumitomo Chemical Co., Ltd.	57,300	281,535
Sumitomo Corp.	43,300	614,311
Sumitomo Dainippon Pharma Co., Ltd.	6,900	97,287
Sumitomo Electric Industries, Ltd.	29,000	383,317
Sumitomo Metal Mining Co., Ltd.	9,500	368,664

Sumitomo Mitsui Financial Group, Inc.	50,200	1,638,905
Sumitomo Mitsui Trust Holdings, Inc.	13,000	428,182
Sumitomo Realty & Development Co., Ltd.	11,900	429,120
Suntory Beverage & Food, Ltd.	5,300	205,304
Suzuki Motor Corp.	14,200	632,288
Sysmex Corp.	6,400	790,068
T&D Holdings, Inc.	20,700	265,527
Taisei Corp.	7,300	228,655
Taisho Pharmaceutical Holdings Co., Ltd.	1,500	80,281
Takeda Pharmaceutical Co., Ltd.	60,700	1,705,831
TDK Corp.	15,000	543,540
Terumo Corp.	24,800	1,091,875
THK Co., Ltd.	4,600	98,599
TIS, Inc.	8,615	233,941
Tobu Railway Co., Ltd.	7,300	181,323
Toho Co., Ltd.	4,300	201,843
Toho Gas Co., Ltd.	2,800	82,790
Tohoku Electric Power Co., Inc.	16,400	106,336
Tokio Marine Holdings, Inc.	24,100	1,268,276
Tokyo Century Corp.	1,384	78,930
Tokyo Electric Power Co. Holdings, Inc.†	58,700	162,233
Tokyo Electron, Ltd.	5,700	2,643,080
Tokyo Gas Co., Ltd.	14,500	251,770
Tokyu Corp.	19,200	269,870
Toppan, Inc.	10,100	162,433
Toray Industries, Inc.	53,300	331,515
Toshiba Corp.	15,800	680,658
Tosoh Corp.	10,000	168,370
TOTO, Ltd.	5,400	260,583
Toyo Suisan Kaisha, Ltd.	3,400	146,471
Toyota Industries Corp.	5,600	474,630
Toyota Motor Corp.	407,500	7,173,931
Toyota Tsusho Corp.	8,200	354,692
Trend Micro, Inc.	5,100	287,721
Tsuruha Holdings, Inc.	1,500	184,909
Unicharm Corp.	15,500	624,488
United Urban Investment Corp.	114	142,031
USS Co., Ltd.	8,400	134,872
Welcia Holdings Co., Ltd.	3,600	134,398
West Japan Railway Co.	8,400	395,255
Yakult Honsha Co., Ltd.	4,900	246,773
Yamada Holdings Co., Ltd.	26,000	99,232
Yamaha Corp.	5,200	327,581
Yamaha Motor Co., Ltd.	11,400	316,569
Yamato Holdings Co., Ltd.	11,200	274,853
Yaskawa Electric Corp.	9,200	397,140
Yokogawa Electric Corp.	8,800	175,421
Z Holdings Corp.	103,000	638,017
ZOZO, Inc.	4,800	153,507

		151,660,598

Jersey — 0.7%
Experian PLC	35,487	1,625,496
Ferguson PLC	8,583	1,291,503
Glencore PLC	384,113	1,920,039
WPP PLC	46,286	668,920

		5,505,958

Luxembourg — 0.3%
ArcelorMittal SA	27,553	934,038
Aroundtown SA	38,401	266,793
Eurofins Scientific SE	5,132	604,769
InPost SA†	7,687	109,620
Tenaris SA	18,151	202,062

		2,117,282

Netherlands — 5.4%
ABN AMRO Bank NV CVA*	16,259	239,190
Adyen NV†*	760	2,293,481
Aegon NV	68,778	348,640
Airbus SE†	22,659	2,897,034
Akzo Nobel NV	7,325	841,859
Argenx SE†	1,762	527,346
ASM International NV	1,818	822,569
ASML Holding NV	16,124	13,056,859
CNH Industrial NV	39,333	678,851
Davide Campari-Milano NV	20,092	285,219
EXOR NV	4,169	392,778
Ferrari NV	4,845	1,148,168
Heineken Holding NV	4,428	410,525
Heineken NV	9,963	1,103,581
ING Groep NV	150,060	2,275,918
JDE Peet’s NV	2,891	84,185
Just Eat Takeaway.com NV†*	6,896	495,207
Koninklijke Ahold Delhaize NV	40,195	1,307,072
Koninklijke DSM NV	6,718	1,468,164
Koninklijke KPN NV	129,237	386,194
Koninklijke Philips NV	35,018	1,648,581
Koninklijke Vopak NV	2,703	107,489
NN Group NV	10,386	556,128
Prosus NV	35,867	3,159,838
QIAGEN NV†	8,779	482,968
Randstad NV	4,596	330,467
Stellantis NV	78,057	1,556,534
STMicroelectronics NV	26,250	1,241,565
Universal Music Group NV	27,352	794,109
Wolters Kluwer NV	10,283	1,077,451

		42,017,970

New Zealand — 0.3%
a2 Milk Co., Ltd.†	28,575	134,533
Auckland International Airport, Ltd.†	48,114	275,483
Fisher & Paykel Healthcare Corp., Ltd.	22,158	495,565
Mercury NZ, Ltd.	26,182	115,105
Meridian Energy, Ltd.	49,240	176,074
Ryman Healthcare, Ltd.	16,336	169,157
Spark New Zealand, Ltd.	71,767	234,770
Xero, Ltd.†	5,117	575,504

		2,176,191

Norway — 0.6%
Adevinta ASA†	10,531	173,337

DNB Bank ASA	35,755	849,869
Equinor ASA	37,565	950,475
Gjensidige Forsikring ASA	7,687	191,176
Mowi ASA	16,895	489,177
Norsk Hydro ASA	51,692	378,639
Orkla ASA	28,869	280,765
Schibsted ASA, Class A	2,811	144,977
Schibsted ASA, Class B	3,742	168,941
Telenor ASA	26,896	424,553
Yara International ASA	6,699	349,545

		4,401,454

Papua New Guinea — 0.0%
Oil Search, Ltd.	75,874	244,857

Portugal — 0.1%
EDP—Energias de Portugal SA	106,701	602,423
Galp Energia SGPS SA	19,267	200,276
Jeronimo Martins SGPS SA	9,675	219,212

		1,021,911

Singapore — 0.9%
Ascendas Real Estate Investment Trust	128,079	293,485
CapitaLand Integrated Commercial Trust	189,979	302,896
Capitaland Investment, Ltd.†	101,400	258,670
City Developments, Ltd.	15,700	85,223
DBS Group Holdings, Ltd.	69,500	1,625,017
Genting Singapore, Ltd.	232,400	134,425
Keppel Corp., Ltd.	56,000	223,419
Mapletree Commercial Trust	83,000	134,179
Mapletree Logistics Trust	115,277	172,680
Oversea-Chinese Banking Corp., Ltd.	129,200	1,130,560
Singapore Airlines, Ltd.†	51,550	198,784
Singapore Exchange, Ltd.	30,900	221,811
Singapore Technologies Engineering, Ltd.	60,000	170,411
Singapore Telecommunications, Ltd.	317,400	588,431
United Overseas Bank, Ltd.	45,300	898,609
UOL Group, Ltd.	17,900	95,971
Venture Corp., Ltd.	10,600	147,858
Wilmar International, Ltd.	73,800	236,423

		6,918,852

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	9,427	246,613
Aena SME SA†*	2,883	472,084
Amadeus IT Group SA†	17,316	1,157,800
Banco Bilbao Vizcaya Argentaria SA	256,296	1,796,038
Banco Santander SA	666,527	2,524,560
CaixaBank SA	170,406	489,518
Cellnex Telecom SA*	19,584	1,203,947
EDP Renovaveis SA	11,076	308,573
Enagas SA	9,567	214,609
Endesa SA	12,209	281,496
Ferrovial SA	18,311	577,026
Grifols SA	11,466	262,377
Iberdrola SA	227,578	2,687,364
Industria de Diseno Textil SA	41,929	1,514,200
Naturgy Energy Group SA	7,454	195,860
Red Electrica Corp. SA	16,638	346,396
Repsol SA	55,774	712,833
Siemens Gamesa Renewable Energy SA†	9,163	248,181
Telefonica SA	197,727	860,461

		16,099,936

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	102,000	101,600
HKT Trust & HKT, Ltd.	146,000	198,157
Unibail-Rodamco-Westfield†	4,791	342,328

		642,085

Sweden — 3.0%
Alfa Laval AB	12,092	517,726
Assa Abloy AB, Class B	38,526	1,128,236
Atlas Copco AB, Class A	25,810	1,658,356
Atlas Copco AB, Class B	15,001	811,361
Boliden AB	10,513	370,795
Electrolux AB, Class B	8,669	196,738
Embracer Group AB†	17,954	166,913
Epiroc AB, Class A	25,327	630,226
Epiroc AB, Class B	14,994	318,631
EQT AB	11,374	599,426
Essity AB, Class B	23,392	756,672
Evolution AB*	6,529	1,056,135
Fastighets AB Balder, Class B†	4,042	292,843
Hennes & Mauritz AB, Class B	28,072	526,334
Hexagon AB, Class B	75,725	1,216,820
Husqvarna AB, Class B	16,083	228,754
ICA Gruppen AB	3,866	199,872
Industrivarden AB, Class A	4,969	163,859
Industrivarden AB, Class C	6,138	199,335
Investment AB Latour, Class B	5,691	206,222
Investor AB, Class B	70,030	1,613,756
Kinnevik AB, Class B†	9,298	364,482
L E Lundbergforetagen AB, Class B	2,921	168,226
Lundin Energy AB	7,693	303,850
Nibe Industrier AB, Class B	54,825	816,183
Sandvik AB	43,394	1,098,998
Securitas AB, Class B	12,036	199,012
Sinch AB†*	19,444	368,707
Skandinaviska Enskilda Banken AB, Class A	62,557	977,908
Skanska AB, Class B	13,076	331,925
SKF AB, Class B	14,669	339,908
Svenska Cellulosa AB SCA, Class B	23,288	363,095
Svenska Handelsbanken AB, Class A	56,064	641,981
Swedbank AB, Class A	34,809	754,870
Swedish Match AB	60,731	534,472
Tele2 AB, Class B	19,251	271,572
Telefonaktiebolaget LM Ericsson, Class B	112,190	1,227,976
Telia Co. AB	102,176	402,077
Volvo AB, Class A	7,707	181,996

Volvo AB, Class B	54,940	1,278,948

		23,485,196

Switzerland — 8.5%
ABB, Ltd.	66,670	2,205,586
Adecco Group AG	5,957	299,737
Alcon, Inc.	19,207	1,587,158
Baloise Holding AG	1,782	284,155
Banque Cantonale Vaudoise	1,158	93,212
Barry Callebaut AG	137	316,913
Chocoladefabriken Lindt & Spruengli AG	4	480,122
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	40	471,385
Cie Financiere Richemont SA	20,064	2,478,417
Clariant AG	8,293	174,446
Coca-Cola HBC AG	7,709	267,235
Credit Suisse Group AG	98,044	1,020,703
EMS-Chemie Holding AG	270	267,611
Geberit AG	1,424	1,111,703
Givaudan SA	355	1,670,702
Holcim, Ltd.	20,123	1,004,611
Julius Baer Group, Ltd.	8,603	621,829
Kuehne & Nagel International AG	2,089	657,775
Logitech International SA	6,654	553,919
Lonza Group AG	2,862	2,346,240
Nestle SA	110,738	14,612,675
Novartis AG	85,344	7,050,481
Partners Group Holding AG	872	1,521,429
Roche Holding AG (BR)	1,230	527,949
Roche Holding AG (NES)	27,005	10,442,464
Schindler Holding AG (Participation Certificate)	1,565	407,146
Schindler Holding AG	774	198,488
SGS SA	233	689,126
Sika AG	5,450	1,845,238
Sonova Holding AG	2,104	869,313
Straumann Holding AG	397	824,699
Swatch Group AG (TRQX)	2,024	107,522
Swatch Group AG (XEGT)	1,112	305,083
Swiss Life Holding AG	1,231	675,732
Swiss Prime Site AG	2,920	296,592
Swiss Re AG	11,594	1,122,425
Swisscom AG	996	542,165
Temenos AG	2,567	392,087
UBS Group AG	140,915	2,561,741
Vifor Pharma AG	1,874	241,721
Zurich Insurance Group AG	5,783	2,563,696

		65,711,231

United Kingdom — 11.6%
3i Group PLC	37,406	698,259
Abrdn PLC	83,821	291,372
Admiral Group PLC	7,421	291,478
Anglo American PLC	49,775	1,895,428
Antofagasta PLC	15,157	295,693
Ashtead Group PLC	17,251	1,445,807
Associated British Foods PLC	13,693	335,063
AstraZeneca PLC	59,543	7,410,484
Auto Trader Group PLC*	37,155	307,939
AVEVA Group PLC	4,630	225,449
Aviva PLC	151,032	815,825
BAE Systems PLC	124,066	936,905
Barclays PLC	653,181	1,807,936
Barratt Developments PLC	39,142	355,155
Berkeley Group Holdings PLC	4,317	257,295
BHP Group PLC	81,182	2,149,818
BP PLC	778,079	3,729,072
British American Tobacco PLC	83,789	2,920,059
British Land Co. PLC	33,840	228,919
BT Group PLC†	343,092	652,189
Bunzl PLC	12,954	479,016
Burberry Group PLC	15,562	410,827
Coca-Cola Europacific Partners PLC	7,886	415,198
Compass Group PLC†	68,572	1,454,586
Croda International PLC	5,363	694,173
Diageo PLC	89,890	4,468,051
Direct Line Insurance Group PLC	51,922	207,773
Evraz PLC	19,624	166,940
GlaxoSmithKline PLC	193,395	3,992,825
Halma PLC	14,593	591,549
Hargreaves Lansdown PLC	13,674	287,627
Hikma Pharmaceuticals PLC	6,653	219,157
HSBC Holdings PLC	785,122	4,743,826
Imperial Brands PLC	36,377	767,666
Informa PLC†	57,776	410,686
InterContinental Hotels Group PLC†	7,042	493,239
Intertek Group PLC	6,204	415,609
J Sainsbury PLC	64,473	264,174
JD Sports Fashion PLC	19,827	295,221
Johnson Matthey PLC	7,439	278,237
Kingfisher PLC	81,155	372,067
Land Securities Group PLC	27,075	254,558
Legal & General Group PLC	229,379	906,906
Lloyds Banking Group PLC	2,727,601	1,874,642
London Stock Exchange Group PLC	12,644	1,228,581
M&G PLC	99,933	273,253
Melrose Industries PLC	168,064	362,946
Mondi PLC	18,663	466,128
National Grid PLC	136,652	1,749,340
Natwest Group PLC	222,489	673,222
Next PLC	5,110	557,086
Ocado Group PLC†	18,729	462,137
Pearson PLC	29,068	239,641
Persimmon PLC	12,265	456,727
Phoenix Group Holdings PLC	24,965	224,333
Prudential PLC	100,537	2,056,282
Reckitt Benckiser Group PLC	27,420	2,223,395
RELX PLC	74,306	2,302,296
Rentokil Initial PLC	71,468	575,500
Rio Tinto PLC	43,164	2,693,984
Rolls-Royce Holdings PLC†	321,628	580,313
Royal Dutch Shell PLC, Class A	157,641	3,626,584
Royal Dutch Shell PLC, Class B	142,455	3,285,024
Sage Group PLC	41,299	401,743
Schroders PLC	4,778	236,709

Segro PLC	46,131	815,989
Severn Trent PLC	9,601	359,758
Smith & Nephew PLC	33,788	580,319
Smiths Group PLC	15,236	282,639
Spirax-Sarco Engineering PLC	2,835	605,449
SSE PLC	40,094	901,799
St James’s Place PLC	20,727	448,040
Standard Chartered PLC	101,904	690,191
Taylor Wimpey PLC	140,144	296,418
Tesco PLC	297,186	1,097,721
Unilever PLC (LSE)	44,338	2,373,755
Unilever PLC (XAMS)	56,366	3,017,517
United Utilities Group PLC	26,210	372,507
Vodafone Group PLC	1,074,771	1,589,137
Whitbread PLC†	7,763	347,407

		89,968,568

Total Common Stocks (cost $518,530,386)		662,565,431

EXCHANGE-TRADED FUNDS — 4.2%
United States — 4.2%
iShares MSCI EAFE ETF (cost $31,978,321)	408,900	32,912,361

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	29,040

RIGHTS — 0.0%
Australia — 0.0%
Aristocrat Leisure, Ltd. Expires 11/05/2021 (strike price $41.85)† (cost $0)	1,074	3,823

Total Long-Term Investment Securities (cost $550,508,707)		695,510,655

SHORT-TERM INVESTMENT SECURITIES — 0.7%
United States Treasury Bills
0.07% due 07/14/2022(1)	400,000	399,731
0.07% due 06/16/2022(1)	2,000,000	1,998,928
0.10% due 12/30/2021(1)	2,900,000	2,899,608

Total Short-Term Investment Securities (cost $5,298,479)		5,298,267

REPURCHASE AGREEMENTS — 8.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $63,217,000 and collateralized by $66,180,900 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $64,481,418 (cost $63,217,000)	$63,217,000	63,217,000

TOTAL INVESTMENTS (cost $619,024,186)	98.8%	764,025,922
Other assets less liabilities	1.2	8,913,307

NET ASSETS	100.0%	$772,939,229

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $12,868,182 representing 1.7% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

LSE — London Stock Exchange

NES — Non-Voting Equity Securities

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX — Turquoise Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
657	Long	MSCI EAFE Index	December 2021	$77,373,132	$76,855,860	$(517,272)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Repurchase Agreements	8.2%
Medical-Drugs	7.0
Banks-Commercial	4.8
Exchange-Traded Funds	4.2
Diversified Banking Institutions	3.7
Auto-Cars/Light Trucks	2.7
Oil Companies-Integrated	2.5
Semiconductor Equipment	2.4
Food-Misc./Diversified	2.2
Insurance-Life/Health	2.0
Cosmetics & Toiletries	1.8
Telephone-Integrated	1.5
Food-Retail	1.3
Industrial Automated/Robotic	1.2
Electric-Integrated	1.1
Textile-Apparel	1.1
Chemicals-Specialty	1.1
Medical Products	1.1
Electronic Components-Misc.	1.1
Insurance-Multi-line	1.0
Real Estate Investment Trusts	1.0
Chemicals-Diversified	1.0
Metal-Diversified	1.0
Enterprise Software/Service	1.0
Finance-Other Services	1.0
Beverages-Wine/Spirits	0.8
Audio/Video Products	0.8
Building & Construction Products-Misc.	0.8
Computer Services	0.8
Retail-Apparel/Shoe	0.8
Power Converter/Supply Equipment	0.8
Diversified Minerals	0.8
Medical-Biomedical/Gene	0.8
Import/Export	0.8
Commercial Services	0.8
Transport-Services	0.7
Diversified Manufacturing Operations	0.7
Commercial Services-Finance	0.7
Machinery-General Industrial	0.7
Brewery	0.7
Real Estate Operations & Development	0.7
U.S. Government Treasuries	0.7
Tobacco	0.7
Machinery-Electrical	0.7
Apparel Manufacturers	0.7
Electronic Components-Semiconductors	0.7
Internet Content-Information/News	0.6
Cellular Telecom	0.6
Building-Heavy Construction	0.6
Aerospace/Defense-Equipment	0.6
Investment Companies	0.6
Insurance-Property/Casualty	0.6
Real Estate Management/Services	0.6
Human Resources	0.5
Insurance-Reinsurance	0.5
Private Equity	0.5
Retail-Building Products	0.5
Paper & Related Products	0.5
Electric-Generation	0.4
Retail-Jewelry	0.4
Auto/Truck Parts & Equipment-Original	0.4
Building Products-Air & Heating	0.4
Medical Labs & Testing Services	0.4
Industrial Gases	0.4
Soap & Cleaning Preparation	0.4
Athletic Footwear	0.4
Building Products-Cement	0.4
Toys	0.4
Networking Products	0.4
Distribution/Wholesale	0.4
Transport-Rail	0.3
Medical Instruments	0.3
Electric-Distribution	0.3
Machinery-Construction & Mining	0.3
Building-Residential/Commercial	0.3
Rubber-Tires	0.3
Optical Supplies	0.3
Aerospace/Defense	0.3
Electronic Measurement Instruments	0.3
Oil Companies-Exploration & Production	0.3
Auto-Heavy Duty Trucks	0.3
Food-Catering	0.3
Transport-Marine	0.3
Public Thoroughfares	0.3
Food-Confectionery	0.3
Gambling (Non-Hotel)	0.2
Steel-Producers	0.2
Office Automation & Equipment	0.2
Investment Management/Advisor Services	0.2
Oil Refining & Marketing	0.2
Food-Dairy Products	0.2
Building & Construction-Misc.	0.2
Energy-Alternate Sources	0.2
Water	0.2
E-Commerce/Products	0.2
Machinery-Farming	0.2
Computer Aided Design	0.2
Rental Auto/Equipment	0.2
Electric Products-Misc.	0.2
Diversified Operations	0.2
Dialysis Centers	0.2
Finance-Investment Banker/Broker	0.2
Airport Development/Maintenance	0.2
Resorts/Theme Parks	0.2
Telecom Services	0.2
Multimedia	0.2
Electronic Security Devices	0.2
Advertising Services	0.2
Electric-Transmission	0.2
Metal-Aluminum	0.2
Consulting Services	0.2
Gas-Distribution	0.1
Entertainment Software	0.1
Coatings/Paint	0.1
Hotels/Motels	0.1
Finance-Leasing Companies	0.1
Machine Tools & Related Products	0.1
E-Commerce/Services	0.1
Publishing-Periodicals	0.1
Gold Mining	0.1
Beverages-Non-alcoholic	0.1
Casino Hotels	0.1
Security Services	0.1
Bicycle Manufacturing	0.1
Music	0.1
Diagnostic Equipment	0.1
Casino Services	0.1
Computer Data Security	0.1
Applications Software	0.1
Computers-Integrated Systems	0.1
Miscellaneous Manufacturing	0.1
Diagnostic Kits	0.1
Telecommunication Equipment	0.1
Metal-Iron	0.1
Advertising Agencies	0.1

Machinery-Material Handling	0.1
Web Portals/ISP	0.1
Fisheries	0.1
Internet Gambling	0.1
Semiconductor Components-Integrated Circuits	0.1
Building-Maintenance & Services	0.1
Building Products-Doors & Windows	0.1
Computers-Periphery Equipment	0.1
MRI/Medical Diagnostic Imaging	0.1
Filtration/Separation Products	0.1
Respiratory Products	0.1
Metal Products-Distribution	0.1
Gas-Transportation	0.1
Diversified Operations/Commercial Services	0.1
Internet Application Software	0.1
Tools-Hand Held	0.1
Electronics-Military	0.1
Medical-Hospitals	0.1
Medical-Generic Drugs	0.1
Wire & Cable Products	0.1
Communications Software	0.1
Agricultural Chemicals	0.1
Retail-Discount	0.1
Leisure Products	0.1
Motorcycle/Motor Scooter	0.1

98.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$43,344,227	$1,966,179	$—	$45,310,406
Other Countries	617,255,025	—	—	617,255,025
Exchange-Traded Funds	32,912,361	—	—	32,912,361
Warrants	29,040	—	—	29,040
Rights	3,823	—	—	3,823
Short-Term Investment Securities	—	5,298,267	—	5,298,267
Repurchase Agreements	—	63,217,000	—	63,217,000

Total Investments at Value	$693,544,476	$70,481,446	$—	$764,025,922

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$517,272	$—	$—	$517,272

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.9%
Apparel Manufacturers — 0.7%
Kontoor Brands, Inc.	51,960	$2,753,880

Applications Software — 4.2%
BigCommerce Holdings, Inc., Series 1†	24,926	1,151,830
Cerence, Inc.†	24,600	2,586,198
Duck Creek Technologies, Inc.†	63,180	1,990,170
Five9, Inc.†	19,534	3,086,567
Olo, Inc.†	76,098	2,071,388
Smartsheet, Inc., Class A†	39,934	2,755,845
Sprout Social, Inc., Class A†	22,861	2,918,893

		16,560,891

Audio/Video Products — 0.6%
Sonos, Inc.†	71,961	2,347,368

Auto/Truck Parts & Equipment-Original — 1.6%
Fox Factory Holding Corp.†	24,473	3,938,929
Visteon Corp.†	21,102	2,388,325

		6,327,254

Building & Construction Products-Misc. — 1.9%
Builders FirstSource, Inc.†	58,693	3,420,041
Simpson Manufacturing Co., Inc.	5,572	591,133
Trex Co., Inc.†	30,947	3,292,761

		7,303,935

Building Products-Cement — 0.7%
Eagle Materials, Inc.	18,136	2,690,657

Building-Heavy Construction — 0.7%
Construction Partners, Inc., Class A†	82,085	2,923,047

Building-Residential/Commercial — 0.8%
Installed Building Products, Inc.	24,480	3,110,184

Casino Services — 0.7%
Caesars Entertainment, Inc.†	24,641	2,697,204

Chemicals-Specialty — 1.4%
Danimer Scientific, Inc.†	118,915	1,755,185
Element Solutions, Inc.	169,142	3,841,215

		5,596,400

Coatings/Paint — 0.6%
Axalta Coating Systems, Ltd.†	73,940	2,306,189

Commercial Services — 0.8%
GXO Logistics, Inc.†	35,357	3,139,702

Commercial Services-Finance — 2.7%
Bakkt Holdings, Inc.†	154,897	6,586,220
Morningstar, Inc.	12,489	3,955,891

		10,542,111

Computer Aided Design — 0.9%
Altair Engineering, Inc., Class A†	42,823	3,331,201

Computer Data Security — 2.0%
KnowBe4, Inc., Class A†	51,077	1,194,180
Qualys, Inc.†	24,943	3,104,905
Rapid7, Inc.†	26,010	3,348,787

		7,647,872

Cosmetics & Toiletries — 0.8%
Beauty Health Co.†	113,833	3,126,993

Diagnostic Equipment — 1.5%
Adaptive Biotechnologies Corp.†	40,518	1,353,706
Repligen Corp.†	15,691	4,558,236

		5,911,942

Diagnostic Kits — 1.5%
Natera, Inc.†	49,569	5,679,120

Disposable Medical Products — 0.8%
CONMED Corp.	21,384	3,128,052

Distribution/Wholesale — 3.4%
IAA, Inc.†	38,539	2,298,851
Pool Corp.	6,079	3,131,658
SiteOne Landscape Supply, Inc.†	19,754	4,641,400
WESCO International, Inc.†	24,440	3,166,446

		13,238,355

Diversified Manufacturing Operations — 0.7%
Fabrinet†	27,170	2,608,320

E-Commerce/Products — 1.2%
Overstock.com, Inc.†	50,462	4,805,496

E-Commerce/Services — 1.6%
Lyft, Inc., Class A†	62,045	2,846,004
Shutterstock, Inc.	27,904	3,380,570

		6,226,574

Electric Products-Misc. — 0.9%
Littelfuse, Inc.	11,628	3,425,027

Electric-Integrated — 1.0%
Evoqua Water Technologies Corp.†	98,169	4,106,409

Electronic Components-Semiconductors — 6.1%
Ambarella, Inc.†	24,364	4,527,562
Lattice Semiconductor Corp.†	101,643	7,058,090
MACOM Technology Solutions Holdings, Inc.†	45,598	3,183,652
Semtech Corp.†	48,449	4,119,619
Silicon Laboratories, Inc.†	26,742	5,047,820

		23,936,743

Electronic Connectors — 1.2%
Vicor Corp.†	31,233	4,734,611

Electronic Measurement Instruments — 0.7%
Mesa Laboratories, Inc.	8,396	2,566,657

Energy-Alternate Sources — 1.2%
Shoals Technologies Group, Inc., Class A†	95,033	2,945,073
Stem, Inc.†	78,555	1,862,539

		4,807,612

Engineering/R&D Services — 0.8%
AECOM†	47,827	3,269,932

Enterprise Software/Service — 7.8%
Avalara, Inc.†	17,601	3,161,844
Bill.com Holdings, Inc.†	14,983	4,409,647
Black Knight, Inc.†	20,974	1,470,487
Blackline, Inc.†	37,051	4,700,660
Clarivate PLC†	72,561	1,701,556
Everbridge, Inc.†	20,788	3,311,736
Guidewire Software, Inc.†	25,654	3,225,478
LivePerson, Inc.†	48,930	2,520,384
Pegasystems, Inc.	24,417	2,898,786
Workiva, Inc.†	21,775	3,256,451

		30,657,029

Finance-Consumer Loans — 0.3%
LendingTree, Inc.†	6,899	1,113,430

Finance-Other Services — 0.6%
Flywire Corp.†	47,736	2,264,596

Food-Wholesale/Distribution — 0.6%
Performance Food Group Co.†	52,778	2,387,149

Hazardous Waste Disposal — 1.0%
Clean Harbors, Inc.†	34,278	3,857,646

Healthcare Safety Devices — 0.9%
Tandem Diabetes Care, Inc.†	26,334	3,590,114

Human Resources — 0.9%
ASGN, Inc.†	28,258	3,381,352

Insurance Brokers — 0.8%
BRP Group, Inc., Class A†	80,850	2,951,025

Internet Application Software — 1.2%
Anaplan, Inc.†	35,027	2,284,111
Zendesk, Inc.†	23,481	2,390,366

		4,674,477

Investment Management/Advisor Services — 1.2%
LPL Financial Holdings, Inc.	29,562	4,848,759

Machine Tools & Related Products — 0.7%
Kennametal, Inc.	68,005	2,703,199

Machinery-Construction & Mining — 0.7%
Terex Corp.	60,363	2,704,262

Machinery-General Industrial — 0.9%
Nordson Corp.	10,467	2,660,816
Ranpak Holdings Corp.†	23,431	807,432

		3,468,248

Machinery-Print Trade — 1.5%
Kornit Digital, Ltd.†	34,937	5,844,261

Medical Information Systems — 0.5%
Schrodinger, Inc.†	36,934	2,015,858

Medical Labs & Testing Services — 1.2%
Syneos Health, Inc.†	50,967	4,757,260

Medical Products — 4.0%
AtriCure, Inc.†	49,329	3,702,635
Inari Medical, Inc.†	35,380	3,202,598
iRhythm Technologies, Inc.†	17,164	1,203,883
Masimo Corp.†	10,495	2,975,752
NanoString Technologies, Inc.†	62,638	3,025,415
Nevro Corp.†	14,046	1,597,592

		15,707,875

Medical-Biomedical/Gene — 9.0%
Abcam PLC†	117,197	2,652,851
ALX Oncology Holdings, Inc.†	26,376	1,478,111
Ascendis Pharma A/S ADR†	15,637	2,370,726
Berkeley Lights, Inc.†	108,082	2,512,907
ChemoCentryx, Inc.†	42,967	1,495,681
Fate Therapeutics, Inc.†	30,095	1,619,111
Halozyme Therapeutics, Inc.†	76,333	2,905,997
Iovance Biotherapeutics, Inc.†	38,882	945,221
Kodiak Sciences, Inc.†	22,956	2,687,918
Maravai LifeSciences Holdings, Inc., Class A†	47,211	1,996,553
Mirati Therapeutics, Inc.†	11,852	2,240,265
NeoGenomics, Inc.†	67,770	3,117,420
Pacific Biosciences of California, Inc.†	74,595	1,975,276
TG Therapeutics, Inc.†	58,895	1,838,702
Twist Bioscience Corp.†	44,432	5,278,522

		35,115,261

Medical-Drugs — 0.8%
Intellia Therapeutics, Inc.†	24,989	3,323,037

Medical-Generic Drugs — 0.4%
Arvinas, Inc.†	19,266	1,668,050

Medical-Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	10,977	1,858,845
LHC Group, Inc.†	14,361	1,932,847

		3,791,692

Metal Processors & Fabrication — 0.6%
Timken Co.	33,158	2,352,560

Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	59,773	2,181,117

Networking Products — 0.2%
Calix, Inc.†	11,847	741,504

Patient Monitoring Equipment — 1.7%
CareDx, Inc.†	81,070	4,134,570
Insulet Corp.†	7,960	2,467,759

		6,602,329

Racetracks — 0.8%
Penn National Gaming, Inc.†	41,506	2,971,830

Real Estate Investment Trusts — 0.7%
EastGroup Properties, Inc.	14,384	2,844,868

Recreational Centers — 0.7%
Planet Fitness, Inc., Class A†	34,148	2,716,473

Resort/Theme Parks — 0.8%
Marriott Vacations Worldwide Corp.	19,493	3,064,689

Retail-Floor Coverings — 0.8%
Floor & Decor Holdings, Inc., Class A†	22,981	3,123,578

Retail-Home Furnishings — 0.7%
RH†	4,042	2,666,224

Retail-Misc./Diversified — 0.7%
Five Below, Inc.†	13,563	2,675,980

Retail-Restaurants — 1.6%
Texas Roadhouse, Inc.	30,793	2,734,726
Wingstop, Inc.	19,997	3,448,883

		6,183,609

Retail-Vision Service Center — 0.8%
National Vision Holdings, Inc.†	50,648	3,121,943

Satellite Telecom — 0.8%
Iridium Communications, Inc.†	78,935	3,200,814

Semiconductor Components-Integrated Circuits — 1.0%
Power Integrations, Inc.	37,598	3,880,490

Semiconductor Equipment — 0.9%
Allegro MicroSystems, Inc.†	101,903	3,399,484

Steel Pipe & Tube — 0.9%
Valmont Industries, Inc.	14,568	3,481,169

Steel-Producers — 0.7%
Cleveland-Cliffs, Inc.†	115,221	2,777,978

Transport-Services — 1.2%
CryoPort, Inc.†	57,259	4,668,899

Transport-Truck — 1.2%
Saia, Inc.†	15,110	4,723,990

Web Hosting/Design — 0.8%
Q2 Holdings, Inc.†	41,311	3,241,261

TOTAL INVESTMENTS (cost $258,994,714)	97.9%	382,295,107
Other assets less liabilities	2.1	8,261,077

NET ASSETS	100.0%	$390,556,184

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$382,295,107	$—	$—	$382,295,107

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.6%
Aerospace/Defense — 1.8%
Raytheon Technologies Corp.	108,953	$9,681,564

Airlines — 0.5%
Southwest Airlines Co.†	53,597	2,534,066

Applications Software — 7.4%
Microsoft Corp.	112,239	37,220,697
ServiceNow, Inc.†	5,013	3,497,871

		40,718,568

Auto-Cars/Light Trucks — 1.8%
General Motors Co.†	119,239	6,490,179
Tesla, Inc.†	3,130	3,486,820

		9,976,999

Banks-Commercial — 2.2%
CIT Group, Inc.	58,817	2,913,206
First Citizens BancShares, Inc., Class A	2,437	1,983,474
Signature Bank	10,565	3,146,469
SVB Financial Group†	5,813	4,170,246

		12,213,395

Brewery — 1.3%
Constellation Brands, Inc., Class A	33,804	7,329,045

Building Products-Cement — 1.2%
Vulcan Materials Co.	34,486	6,556,478

Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	48,839	4,359,858

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	154,351	7,938,272

Chemicals-Specialty — 0.7%
Valvoline, Inc.	117,022	3,974,067

Commercial Services-Finance — 0.5%
TransUnion	22,600	2,605,554

Computer Services — 1.9%
Accenture PLC, Class A	22,846	8,196,916
Amdocs, Ltd.	26,538	2,065,718

		10,262,634

Computer Software — 0.6%
Snowflake, Inc., Class A†	9,296	3,289,297

Computers — 1.7%
Apple, Inc.	64,270	9,627,646

Cosmetics & Toiletries — 1.8%
Procter & Gamble Co.	67,896	9,708,449

Data Processing/Management — 1.2%
Fiserv, Inc.†	67,011	6,599,913

Diagnostic Equipment — 0.7%
Avantor, Inc.†	99,125	4,002,668

Diversified Banking Institutions — 3.7%
JPMorgan Chase & Co.	119,660	20,329,037

E-Commerce/Products — 5.4%
Amazon.com, Inc.†	8,743	29,485,155

E-Commerce/Services — 1.3%
Airbnb, Inc., Class A†	40,851	6,971,632

Electric-Integrated — 1.4%
FirstEnergy Corp.	200,472	7,724,186

Electronic Components-Misc. — 0.5%
Hubbell, Inc.	13,960	2,783,205

Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	67,704	8,140,052

Enterprise Software/Service — 4.5%
Manhattan Associates, Inc.†	9,134	1,658,186
salesforce.com, Inc.†	55,423	16,609,719
Workday, Inc., Class A†	21,740	6,304,165

		24,572,070

Entertainment Software — 0.4%
Zynga, Inc., Class A†	288,109	2,126,244

Finance-Credit Card — 1.0%
Mastercard, Inc., Class A	16,235	5,447,167

Finance-Mortgage Loan/Banker — 0.6%
Rocket Cos., Inc., Class A	208,013	3,428,054

Finance-Other Services — 1.9%
Intercontinental Exchange, Inc.	75,265	10,421,192

Food-Confectionery — 1.0%
Mondelez International, Inc., Class A	95,025	5,771,819

Food-Wholesale/Distribution — 0.9%
Sysco Corp.	62,995	4,844,316

Industrial Automated/Robotic — 0.7%
Rockwell Automation, Inc.	11,670	3,727,398

Insurance-Life/Health — 1.9%
Equitable Holdings, Inc.	312,633	10,473,205

Insurance-Multi-line — 0.9%
Allstate Corp.	41,307	5,108,437

Internet Content-Entertainment — 2.4%
Netflix, Inc.†	16,381	11,307,968
Snap, Inc., Class A†	34,525	1,815,325

		13,123,293

Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	36,601	7,466,970

Machinery-General Industrial — 1.4%
Otis Worldwide Corp.	93,061	7,473,729

Medical Products — 1.0%
Cooper Cos., Inc.	12,970	5,407,452

Medical-Biomedical/Gene — 0.9%
Seagen, Inc.†	28,185	4,969,861

Medical-Drugs — 4.0%
AstraZeneca PLC ADR	142,692	8,901,127
Bayer AG	29,253	1,645,847
Eli Lilly & Co.	45,039	11,474,136

		22,021,110

Medical-HMO — 2.8%
UnitedHealth Group, Inc.	33,051	15,218,994

Medical-Hospitals — 3.0%
HCA Healthcare, Inc.	54,540	13,660,089
Tenet Healthcare Corp.†	36,446	2,611,720

		16,271,809

Music — 0.4%
Warner Music Group Corp., Class A	39,433	1,951,539

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	23,382	3,180,186

Oil Companies-Integrated — 0.7%
Exxon Mobil Corp.	59,641	3,845,055

Oil Refining & Marketing — 1.0%
Valero Energy Corp.	72,099	5,575,416

Pharmacy Services — 2.1%
CVS Health Corp.	127,668	11,398,199

Pipelines — 0.6%
Magellan Midstream Partners LP	65,765	3,222,485

Real Estate Investment Trusts — 2.6%
Prologis, Inc.	100,032	14,500,639

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	7,464	4,644,996

Retail-Automobile — 1.0%
CarMax, Inc.†	40,017	5,479,128

Retail-Building Products — 1.6%
Home Depot, Inc.	23,481	8,728,827

Retail-Discount — 1.3%
Target Corp.	28,623	7,431,103

Retail-Floor Coverings — 0.3%
Floor & Decor Holdings, Inc., Class A†	11,009	1,496,343

Semiconductor Components-Integrated Circuits — 2.2%
QUALCOMM, Inc.	91,241	12,138,703

Semiconductor Equipment — 1.8%
Applied Materials, Inc.	72,107	9,853,422

Software Tools — 1.2%
VMware, Inc., Class A	42,412	6,433,900

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	161,533	8,559,634

Transport-Rail — 0.9%
Union Pacific Corp.	21,291	5,139,647

Transport-Services — 2.8%
United Parcel Service, Inc., Class B	73,227	15,631,768

Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	4,962	14,692,085

Wireless Equipment — 1.4%
Motorola Solutions, Inc.	31,130	7,738,607

Total Long-Term Investment Securities (cost $406,581,405)		546,326,542

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $1,349,000 and collateralized by $1,412,300 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $1,376,033 (cost $1,349,000)	$1,349,000	1,349,000

TOTAL INVESTMENTS (cost $407,930,405)	99.8%	547,675,542
Other assets less liabilities	0.2	1,067,855

NET ASSETS	100.0%	$548,743,397

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$546,326,542	$—	$—	$546,326,542
Repurchase Agreements	—	1,349,000	—	1,349,000

Total Investments at Value	$546,326,542	$1,349,000	$—	$547,675,542

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)

COMMON STOCKS — 99.3%
Aerospace/Defense-Equipment — 1.3%
L3Harris Technologies, Inc.	33,306	$7,678,365

Applications Software — 9.9%
Microsoft Corp.	178,373	59,152,054

Athletic Footwear — 1.4%
NIKE, Inc., Class B	49,357	8,256,933

Casino Services — 0.9%
Caesars Entertainment, Inc.†	49,923	5,464,572

Cellular Telecom — 0.5%
T-Mobile US, Inc.†	26,605	3,060,373

Coatings/Paint — 2.5%
Sherwin-Williams Co.	46,526	14,730,597

Commercial Services — 1.8%
CoStar Group, Inc.†	122,274	10,521,678

Computer Software — 2.0%
Twilio, Inc., Class A†	41,300	12,033,168

Computers — 5.1%
Apple, Inc.	203,979	30,556,054

Cosmetics & Toiletries — 2.0%
Procter & Gamble Co.	83,576	11,950,532

Diagnostic Equipment — 3.5%
Danaher Corp.	67,852	21,154,218

Drug Delivery Systems — 3.2%
DexCom, Inc.†	31,217	19,454,747

E-Commerce/Products — 7.8%
Amazon.com, Inc.†	12,490	42,121,651
Farfetch, Ltd., Class A†	116,127	4,553,339

		46,674,990

E-Commerce/Services — 3.4%
Booking Holdings, Inc.†	4,722	11,430,923
Match Group, Inc.†	57,499	8,669,699

		20,100,622

Electronic Components-Semiconductors — 5.7%
NVIDIA Corp.	94,632	24,194,564
Texas Instruments, Inc.	52,780	9,895,194

		34,089,758

Electronic Forms — 3.3%
Adobe, Inc.†	30,243	19,668,838

Enterprise Software/Service — 1.6%
Workday, Inc., Class A†	33,838	9,812,343

Entertainment Software — 0.8%
Unity Software, Inc.†	33,584	5,081,595

Finance-Credit Card — 4.0%
Mastercard, Inc., Class A	72,089	24,187,301

Internet Application Software — 0.8%
Shopify, Inc., Class A†	3,468	5,086,620

Internet Content-Entertainment — 8.4%
Meta Platforms, Inc.†	59,252	19,172,170
Netflix, Inc.†	23,425	16,170,512
Snap, Inc., Class A†	278,570	14,647,210

		49,989,892

Machinery-Farming — 1.4%
Deere & Co.	24,579	8,413,638

Medical Instruments — 4.1%
Boston Scientific Corp.†	399,986	17,251,396
Edwards Lifesciences Corp.†	59,656	7,147,982

		24,399,378

Medical Products — 2.9%
Align Technology, Inc.†	28,152	17,577,264

Metal-Copper — 0.8%
Freeport-McMoRan, Inc.	122,587	4,623,982

Multimedia — 2.4%
Walt Disney Co.†	85,289	14,419,811

Private Equity — 4.2%
Blackstone, Inc., Class A	180,989	25,052,497

Real Estate Investment Trusts — 2.6%
American Tower Corp.	54,446	15,352,139

Semiconductor Components-Integrated Circuits — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	76,871	8,740,233

Semiconductor Equipment — 3.3%
ASML Holding NV	24,640	20,029,363

Specified Purpose Acquisitions — 0.3%
Altimeter Growth Corp., Class A†	133,160	1,676,484

Textile-Apparel — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	14,211	11,124,983

Web Portals/ISP — 4.0%
Alphabet, Inc., Class C†	8,125	24,093,956

Total Common Stocks (cost $309,706,780)		594,208,978

WARRANTS — 0.0%
Specified Purpose Acquisitions— 0.0%
Altimeter Growth Corp., Class A† Expires 09/30/2025 (Strike price $11.50) (cost $75,556)	26,632	91,082

TOTAL INVESTMENTS (cost $309,782,336)	99.3%	594,300,060
Other assets less liabilities	0.7	4,351,727

NET ASSETS	100.0%	$598,651,787

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$594,208,978	$—	$—	$594,208,978
Warrants	91,082	—	—	91,082

Total Investments at Value	$594,300,060	$—	$—	$594,300,060

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 61.0%
Advanced Materials — 0.0%
JSR Corp.	400	$14,424

Advertising Agencies — 0.0%
WPP PLC	1,958	28,297

Advertising Services — 0.0%
Dentsu Group, Inc.	400	14,635
Hakuhodo DY Holdings, Inc.	500	8,151
Publicis Groupe SA	361	24,179

		46,965

Aerospace/Defense — 0.4%
BAE Systems PLC	4,945	37,343
Dassault Aviation SA	15	1,565
General Dynamics Corp.	1,500	304,125
Kawasaki Heavy Industries, Ltd.	200	4,046
Leonardo SpA†	694	5,085
MTU Aero Engines AG	82	18,233
Northrop Grumman Corp.	1,935	691,221
Raytheon Technologies Corp.	5,343	474,779
Rolls-Royce Holdings PLC†	12,830	23,149
Saab AB, Series B	140	3,893

		1,563,439

Aerospace/Defense-Equipment — 0.4%
Airbus SE†	7,200	920,546
Elbit Systems, Ltd.	43	6,775
Meggitt PLC†	1,199	12,307
Safran SA	4,390	588,884

		1,528,512

Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	2,978	6,698
Yara International ASA	243	12,680

		19,378

Airlines — 0.3%
ANA Holdings, Inc.†	200	4,655
Cathay Pacific Airways, Ltd.†	636	586
Delta Air Lines, Inc.†	3,858	150,964
Deutsche Lufthansa AG†	1,026	6,775
easyJet PLC†	909	7,750
Japan Airlines Co., Ltd.†	200	4,301
Qantas Airways, Ltd.†	1,584	6,375
Ryanair Holdings PLC ADR†	3,379	383,550
Singapore Airlines, Ltd.†	2,100	8,098
Southwest Airlines Co.†	7,309	345,570

		918,624

Airport Development/Maintenance — 0.0%
Aena SME SA†*	112	18,340
Aeroports de Paris†	45	5,977
Auckland International Airport, Ltd.†	1,851	10,598
Japan Airport Terminal Co., Ltd.†	100	4,940
SATS, Ltd.†	1,100	3,418
Sydney Airport†	2,027	12,488

		55,761

Apparel Manufacturers — 0.2%
Burberry Group PLC	621	16,394
Columbia Sportswear Co.	1,790	185,874
Hermes International	54	85,552
Kering SA	114	85,422
Ralph Lauren Corp.	1,915	243,531

		616,773

Appliances — 0.0%
Electrolux AB, Class B	388	8,806
Hoshizaki Corp.	100	8,388
JS Global Lifestyle Co., Ltd.*	1,000	1,853
SEB SA	50	7,820

		26,867

Applications Software — 2.5%
Confluent, Inc., Class A†	2,030	137,938
Five9, Inc.†	870	137,469
Intuit, Inc.	519	324,889
Microsoft Corp.	23,448	7,775,826
Sage Group PLC	1,718	16,712
ServiceNow, Inc.†	377	263,055

		8,655,889

Athletic Footwear — 0.7%
adidas AG	4,732	1,549,705
Asics Corp.	300	7,454
NIKE, Inc., Class B	4,582	766,523
Puma SE	158	19,598

		2,343,280

Audio/Video Products — 0.3%
GN Store Nord A/S	211	12,804
Panasonic Corp.	3,500	42,762
Sharp Corp.	400	4,706
Sony Group Corp.	8,300	956,894

		1,017,166

Auto-Cars/Light Trucks — 1.3%
Bayerische Motoren Werke AG	490	49,416
Bayerische Motoren Werke AG (Preference Shares)	76	6,466
Daimler AG	1,280	126,868
Ferrari NV	196	46,448
Honda Motor Co., Ltd.	11,000	323,220
Mazda Motor Corp.†	1,000	8,941
Mitsubishi Motors Corp.†	1,100	3,503
Nissan Motor Co., Ltd.†	3,700	18,744
Porsche Automobil Holding SE (Preference Shares)	234	24,297
Stellantis NV (Borsa Italiana)	3,410	67,999
Subaru Corp.	900	17,593
Suzuki Motor Corp.	800	35,622
Tesla, Inc.†	2,189	2,438,546
Toyota Motor Corp.	19,700	346,813
Volkswagen AG (Preference Shares)	4,329	969,938

		4,484,414

Auto-Heavy Duty Trucks — 0.2%
Hino Motors, Ltd.	400	3,777
Isuzu Motors, Ltd.	1,000	13,415
Volvo AB, Class A	293	6,919
Volvo AB, Class B	35,919	836,158

		860,269

Auto/Truck Parts & Equipment-Original — 0.0%
Aisin Corp.	300	10,963
Brembo SpA	263	3,451

Denso Corp.	700	50,503
Faurecia SE	209	10,884
JTEKT Corp.	300	2,640
Koito Manufacturing Co., Ltd.	200	11,301
NGK Insulators, Ltd.	400	6,640
NGK Spark Plug Co., Ltd.	300	4,770
Stanley Electric Co., Ltd.	200	5,029
Sumitomo Electric Industries, Ltd.	1,200	15,861
Toyoda Gosei Co., Ltd.	100	2,036
Toyota Boshoku Corp.	100	1,915
Toyota Industries Corp.	300	25,427
Valeo SA	353	10,336

		161,756

Banks-Commercial — 3.2%
AEON Financial Service Co., Ltd.	100	1,265
Aozora Bank, Ltd.	200	4,573
Australia & New Zealand Banking Group, Ltd.	4,366	92,421
Banca Mediolanum SpA	165	1,661
Banco Bilbao Vizcaya Argentaria SA	10,223	71,639
Banco BPM SpA	2,597	8,064
Bank Central Asia Tbk PT	1,165,100	614,725
Bank Hapoalim BM	1,816	17,886
Bank Leumi Le-Israel BM	2,249	21,473
Bank of East Asia, Ltd.	2,800	4,606
Bank of Kyoto, Ltd.	100	4,492
Bank Polska Kasa Opieki SA	255	8,421
BAWAG Group AG*	120	7,553
Bendigo & Adelaide Bank, Ltd.	549	3,820
CaixaBank SA	6,674	19,172
Chiba Bank, Ltd.	1,200	7,433
Citizens Financial Group, Inc.	11,052	523,644
Commerzbank AG†	1,517	11,076
Commonwealth Bank of Australia	2,617	206,077
Concordia Financial Group, Ltd.	2,100	8,347
Danske Bank A/S	1,045	17,685
DBS Group Holdings, Ltd.	25,500	596,229
DNB Bank ASA	1,379	32,778
Erste Group Bank AG	454	19,471
FinecoBank Banca Fineco SpA†	936	17,870
First Republic Bank	1,120	242,290
Fukuoka Financial Group, Inc.	300	5,388
Hang Seng Bank, Ltd.	1,200	22,826
HDFC Bank, Ltd. ADR	17,151	1,233,328
ING Bank Slaski SA†	56	3,818
ING Groep NV	5,986	90,788
Intesa Sanpaolo SpA	26,217	74,479
Israel Discount Bank, Ltd., Class A†	1,785	10,789
KBC Group NV	13,431	1,250,793
M&T Bank Corp.	4,223	621,288
mBank SA†	22	3,113
Mebuki Financial Group, Inc.	2,100	4,293
Mediobanca Banca di Credito Finanziario SpA†	1,102	13,140
Mizrahi Tefahot Bank, Ltd.	193	7,020
National Australia Bank, Ltd.	5,058	109,238
Nordea Bank Abp	43,332	530,096
Oversea-Chinese Banking Corp., Ltd.	6,200	54,253
Powszechna Kasa Oszczednosci Bank Polski SA†	1,323	16,182
Raiffeisen Bank International AG	111	3,246
Resona Holdings, Inc.	3,800	14,270
Santander Bank Polska SA	58	5,386
Sberbank of Russia PJSC ADR	32,088	644,327
Seven Bank, Ltd.	1,000	2,115
Shinsei Bank, Ltd.	200	3,308
Shizuoka Bank, Ltd.	800	6,437
Signature Bank	566	168,566
Skandinaviska Enskilda Banken AB, Class A	2,463	38,502
Standard Chartered PLC	3,951	26,760
Sumitomo Mitsui Trust Holdings, Inc.	600	19,762
SVB Financial Group†	255	182,937
Svenska Handelsbanken AB, Class A	47,003	538,225
Svenska Handelsbanken AB, Class B	45	569
Swedbank AB, Class A	1,423	30,859
Toronto-Dominion Bank	9,743	707,265
Truist Financial Corp.	30,616	1,943,198
United Overseas Bank, Ltd.	2,400	47,608
Westpac Banking Corp.	5,625	108,620

		11,107,463

Banks-Fiduciary — 0.4%
Northern Trust Corp.	2,734	336,392
State Street Corp.	10,233	1,008,462

		1,344,854

Banks-Super Regional — 1.3%
PNC Financial Services Group, Inc.	2,705	570,836
US Bancorp	17,779	1,073,318
Wells Fargo & Co.	53,596	2,741,972

		4,386,126

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	5,387	196,464

Beverages-Non-alcoholic — 0.5%
Coca-Cola Bottlers Japan Holdings, Inc.	300	4,117
Coca-Cola Co.	24,727	1,393,861
Coca-Cola Europacific Partners PLC	307	16,164
Coca-Cola HBC AG	302	10,469
Keurig Dr Pepper, Inc.	6,043	218,092
Oatly Group AB ADR†	3,734	48,131
Suntory Beverage & Food, Ltd.	200	7,747

		1,698,581

Beverages-Wine/Spirits — 0.5%
Davide Campari-Milano NV	720	10,221
Diageo PLC	31,039	1,542,817
Pernod Ricard SA	309	70,977
Treasury Wine Estates, Ltd.	1,107	9,593

		1,633,608

Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	27,708

Brewery — 0.3%
Anheuser-Busch InBev SA NV	1,299	79,242
Asahi Group Holdings, Ltd.	800	36,197
Budweiser Brewing Co. APAC, Ltd.*	3,000	8,271
Carlsberg A/S, Class B	1,268	209,166

Constellation Brands, Inc., Class A	2,599	563,489
Heineken Holding NV	155	14,370
Heineken NV	363	40,209
Kirin Holdings Co., Ltd.	1,200	20,857

		971,801

Building & Construction Products-Misc. — 0.2%
Boral, Ltd.†	7	34
Cie de Saint-Gobain	816	56,183
Fletcher Building, Ltd.	1,329	6,828
Fortune Brands Home & Security, Inc.	4,378	443,929
Geberit AG	56	43,719
James Hardie Industries PLC CDI	600	23,312
Kingspan Group PLC	237	27,299
LIXIL Corp.	400	10,262
ROCKWOOL International A/S, Class A	10	4,017
ROCKWOOL International A/S, Class B	12	5,483
Sika AG	218	73,809
TOTO, Ltd.	200	9,651

		704,526

Building & Construction-Misc. — 0.0%
Eiffage SA	127	13,061
Ferrovial SA	770	24,265
HOCHTIEF AG	39	3,007
Kajima Corp.	700	8,598
Lendlease Corp., Ltd.	1,055	8,301
Obayashi Corp.	800	6,724
Shimizu Corp.	1,200	8,770
Taisei Corp.	300	9,397

		82,123

Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	400	87,353
Investment AB Latour, Class B	213	7,718
Nibe Industrier AB, Class B	2,160	32,156
Rinnai Corp.	100	10,230

		137,457

Building Products-Cement — 0.1%
Buzzi Unicem SpA	169	3,941
CRH PLC	1,203	57,685
HeidelbergCement AG	226	17,018
Holcim, Ltd.	793	39,589
Martin Marietta Materials, Inc.	907	356,306
Taiheiyo Cement Corp.	200	4,231

		478,770

Building Products-Doors & Windows — 0.0%
AGC, Inc.	300	14,924

Building-Heavy Construction — 0.4%
Acciona SA	37	7,092
Ackermans & van Haaren NV	38	6,532
ACS Actividades de Construccion y Servicios SA	414	10,830
Bouygues SA	333	13,473
Cellnex Telecom SA*	875	53,792
CIMIC Group, Ltd.	123	1,843
CK Infrastructure Holdings, Ltd.	500	3,014
Infrastrutture Wireless Italiane SpA*	560	6,186
Keppel Corp., Ltd.	2,200	8,777
Kinden Corp.	200	3,275
Skanska AB, Class B	614	15,586
Strabag SE	24	1,029
Vinci SA	13,043	1,392,728

		1,524,157

Building-Maintenance & Services — 0.0%
Rentokil Initial PLC	2,850	22,950

Building-Residential/Commercial — 0.2%
Barratt Developments PLC	1,563	14,182
Berkeley Group Holdings PLC	173	10,311
Daiwa House Industry Co., Ltd.	1,100	36,202
Haseko Corp.	400	5,198
Iida Group Holdings Co., Ltd.	300	7,378
Persimmon PLC	13,390	498,620
Sekisui Chemical Co., Ltd.	700	11,454
Sekisui House, Ltd.	1,000	20,719
Taylor Wimpey PLC	100,113	211,749

		815,813

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	1,047	706,610
Comcast Corp., Class A	11,920	613,046
DISH Network Corp., Class A†	5,278	216,767
Liberty Broadband Corp., Class C†	2,254	366,162
Telenet Group Holding NV	61	2,190

		1,904,775

Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.†	3,000	16,233
Las Vegas Sands Corp.†	4,753	184,464
MGM China Holdings, Ltd.†	1,200	884
Sands China, Ltd.†	4,000	9,141
SJM Holdings, Ltd.†	3,000	2,240
Wynn Macau, Ltd.†	1,200	1,079

		214,041

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	1,026	36,028
Sega Sammy Holdings, Inc.	300	4,248

		40,276

Cellular Telecom — 0.2%
Millicom International Cellular SA SDR†	156	5,457
Orange SA	2,896	31,586
SoftBank Corp.	4,300	58,648
Spark New Zealand, Ltd.	2,850	9,323
T-Mobile US, Inc.†	5,140	591,254
Tele2 AB, Class B	768	10,834
Telstra Corp., Ltd.	6,382	18,339
TPG Telecom, Ltd.	638	3,240
Vodafone Group PLC	41,090	60,755

		789,436

Chemicals-Diversified — 0.5%
Air Water, Inc.	400	6,114
Arkema SA	102	13,937
Asahi Kasei Corp.	2,100	22,046
BASF SE	1,409	101,442
Covestro AG*	305	19,533

Croda International PLC	219	28,347
DIC Corp.	100	2,645
Eastman Chemical Co.	7,435	773,463
Evonik Industries AG	254	8,227
ICL Group, Ltd.	1,055	9,016
Johnson Matthey PLC	305	11,408
Kaneka Corp.	100	3,830
Kuraray Co., Ltd.	500	4,518
LANXESS AG	135	9,092
Mitsubishi Chemical Holdings Corp.	2,200	18,196
Mitsubishi Gas Chemical Co., Inc.	300	6,035
Nissan Chemical Corp.	200	11,108
Nitto Denko Corp.	200	15,582
PPG Industries, Inc.	4,053	650,790
Showa Denko KK	300	7,531
Solvay SA	113	13,429
Sumitomo Chemical Co., Ltd.	2,600	12,775
Symrise AG	198	27,364
Tosoh Corp.	500	8,418

		1,784,846

Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	11	10,903

Chemicals-Specialty — 0.1%
Brenntag SE	237	22,532
Chr. Hansen Holding A/S	158	12,571
Daicel Corp.	400	2,997
Givaudan SA	12	56,474
Koninklijke DSM NV	268	58,569
Novozymes A/S, Class B	321	23,605
Shin-Etsu Chemical Co., Ltd.	600	106,629
Toray Industries, Inc.	2,700	16,793
Umicore SA	307	17,596

		317,766

Circuit Boards — 0.0%
Ibiden Co., Ltd.	200	11,950

Coatings/Paint — 0.1%
Akzo Nobel NV	288	33,100
Axalta Coating Systems, Ltd.†	4,432	138,234
Kansai Paint Co., Ltd.	400	9,241
Nippon Paint Holdings Co., Ltd.	2,300	24,599

		205,174

Coffee — 0.0%
JDE Peet’s NV	120	3,494

Commercial Services — 0.5%
Amadeus IT Group SA†	691	46,202
Edenred	383	20,707
Intertek Group PLC	247	16,547
Park24 Co., Ltd.†	200	3,055
Quanta Services, Inc.	2,313	280,521
RELX PLC (LSE)	3,040	94,191
RELX PLC (XAMS)	23,257	721,327
Sembcorp Industries, Ltd.	1,600	2,385
SGS SA	173	511,669

		1,696,604

Commercial Services-Finance — 0.8%
Adyen NV†*	47	141,834
Affirm Holdings, Inc.†	419	68,087
Afterpay, Ltd.†	388	35,985
Allfunds Group Plc†	324	6,549
Equifax, Inc.	729	202,246
Experian PLC	1,487	68,113
FleetCor Technologies, Inc.†	2,680	663,059
Global Payments, Inc.	1,676	239,651
GMO Payment Gateway, Inc.	100	12,669
IHS Markit, Ltd.	1,611	210,590
Nexi SpA†*	702	12,193
PayPal Holdings, Inc.†	1,749	406,800
S&P Global, Inc.	1,841	872,929
Worldline SA†*	383	22,306

		2,963,011

Communications Software — 0.0%
Sinch AB†*	865	16,403

Computer Aided Design — 0.1%
Dassault Systemes SE	1,060	61,734
Synopsys, Inc.†	723	240,889

		302,623

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	643	181,197
Zscaler, Inc.†	718	228,942

		410,139

Computer Services — 0.6%
Atos SE	144	7,488
Capgemini SE	3,836	892,648
Computershare, Ltd.	880	12,419
Fujitsu, Ltd.	300	51,656
International Business Machines Corp.	1,222	152,872
Leidos Holdings, Inc.	7,983	798,140
NEC Corp.	400	20,425
Nomura Research Institute, Ltd.	600	23,900
NTT Data Corp.	900	18,028
Otsuka Corp.	200	9,827
SCSK Corp.	300	6,054
Teleperformance	91	37,986

		2,031,443

Computer Software — 0.1%
MongoDB, Inc.†	465	242,400
Snowflake, Inc., Class A†	580	205,227

		447,627

Computers — 1.5%
Apple, Inc.	34,118	5,110,876

Computers-Integrated Systems — 0.0%
OBIC Co., Ltd.	100	18,416

Computers-Memory Devices — 0.2%
Seagate Technology Holdings PLC	6,153	548,048

Consulting Services — 0.0%
Bureau Veritas SA	495	15,713
Nihon M&A Center, Inc.	500	15,288
Worley, Ltd.	564	4,591

		35,592

Containers-Metal/Glass — 0.0%
Toyo Seikan Group Holdings, Ltd.	300	3,548

Containers-Paper/Plastic — 0.2%
D.S. Smith PLC†	2,106	11,050
Graphic Packaging Holding Co.	7,903	157,507
Huhtamaki Oyj	165	7,183
Packaging Corp. of America	3,009	413,346
WestRock Co.	5,496	264,358

		853,444

Cosmetics & Toiletries — 0.8%
Beiersdorf AG	169	17,954
Coty, Inc., Class A†	9,880	83,782
Essity AB, Class A	38	1,230
Essity AB, Class B	924	29,889
Estee Lauder Cos., Inc., Class A	628	203,679
Kao Corp.	800	45,140
L’Oreal SA	1,967	898,058
Lion Corp.	400	6,651
Pigeon Corp.	200	4,627
Pola Orbis Holdings, Inc.	100	2,132
Procter & Gamble Co.	8,524	1,218,847
Shiseido Co., Ltd.	600	39,877
Unicharm Corp.	700	28,203
Unilever PLC	4,031	215,810

		2,795,879

Cruise Lines — 0.1%
Carnival PLC†	226	4,547
Royal Caribbean Cruises, Ltd.†	2,233	188,532

		193,079

Dental Supplies & Equipment — 0.0%
Lifco AB	365	10,630

Diagnostic Equipment — 0.2%
Sysmex Corp.	300	37,034
Thermo Fisher Scientific, Inc.	1,140	721,700

		758,734

Diagnostic Kits — 0.1%
DiaSorin SpA	33	7,452
Natera, Inc.†	1,396	159,940
QIAGEN NV†	353	19,420

		186,812

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	305	20,259
Fresenius SE & Co. KGaA	633	28,732

		48,991

Distribution/Wholesale — 0.3%
Bunzl PLC	518	19,155
Copart, Inc.†	1,872	290,703
Ferguson PLC	5,323	800,963
Jardine Cycle & Carriage, Ltd.	200	3,337
Seven Group Holdings, Ltd.	266	4,308
Sojitz Corp.	260	4,277
Toyota Tsusho Corp.	400	17,302
Travis Perkins PLC	345	7,286

		1,147,331

Diversified Banking Institutions — 1.5%
Banco Santander SA	26,588	100,706
Bank of America Corp.	36,187	1,729,015
Barclays PLC	24,437	67,639
BNP Paribas SA	1,762	117,935
Citigroup, Inc.	5,116	353,823
Credit Agricole SA	2,134	32,168
Credit Suisse Group AG	3,862	40,206
Deutsche Bank AG†	3,169	40,832
HSBC Holdings PLC	31,815	192,231
Lloyds Banking Group PLC	108,829	74,797
Macquarie Group, Ltd.	532	79,171
Mitsubishi UFJ Financial Group, Inc.	19,700	107,596
Mizuho Financial Group, Inc.	3,940	52,026
Morgan Stanley	6,709	689,551
Natwest Group PLC	8,126	24,588
Societe Generale SA	19,696	656,532
Sumitomo Mitsui Financial Group, Inc.	2,200	71,824
UBS Group AG	5,677	103,204
UniCredit SpA	49,648	655,658

		5,189,502

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	1,292	288,013
Eaton Corp. PLC	10,099	1,663,911
Indutrade AB	408	11,872
ITT, Inc.	2,917	274,402
Siemens AG	1,226	198,813
Smiths Group PLC	608	11,279
Toshiba Corp.	700	30,156
Trane Technologies PLC	6,781	1,226,886
Trelleborg AB, Class B	292	6,669

		3,712,001

Diversified Minerals — 0.3%
BHP Group PLC	29,577	783,242
BHP Group, Ltd.	4,517	124,295
Sumitomo Metal Mining Co., Ltd.	400	15,523

		923,060

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	4,500	30,278
Jardine Matheson Holdings, Ltd.	400	23,172
Swire Pacific, Ltd., Class A	500	3,146
Swire Pacific, Ltd., Class B	2,500	2,628

		59,224

Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	2,211	16,699

Drug Delivery Systems — 0.1%
DexCom, Inc.†	500	311,605

E-Commerce/Products — 2.1%
Alibaba Group Holding, Ltd.†	33,336	698,383
Allegro.eu SA†*	597	6,752
Amazon.com, Inc.†	1,737	5,857,911
ASOS PLC†	119	4,042
Mercari, Inc.†	200	10,792

MonotaRO Co., Ltd.	400	9,054
Rakuten Group, Inc.	1,500	16,451
Sea, Ltd. ADR†	2,153	739,706
THG PLC†	1,319	3,910
ZOZO, Inc.	200	6,396

		7,353,397

E-Commerce/Services — 0.9%
Airbnb, Inc., Class A†	446	76,114
Auto Trader Group PLC*	1,441	11,943
Booking Holdings, Inc.†	467	1,130,504
Bumble, Inc., Class A†	3,224	169,324
Delivery Hero SE†*	4,155	516,582
Lyft, Inc., Class A†	16,405	752,497
Match Group, Inc.†	1,151	173,548
Rightmove PLC	1,343	12,708
Uber Technologies, Inc.†	5,141	225,279

		3,068,499

E-Marketing/Info — 0.0%
CyberAgent, Inc.	600	10,002

Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,718	227,463
Brother Industries, Ltd.	400	7,714
Casio Computer Co., Ltd.	400	5,636
Legrand SA	411	44,775
Mabuchi Motor Co., Ltd.	100	3,440

		289,028

Electric-Distribution — 0.0%
AusNet Services, Ltd.	3,191	5,929
E.ON SE	3,443	43,646
HK Electric Investments & HK Electric Investments, Ltd.	3,500	3,486
National Grid PLC	5,944	76,092

		129,153

Electric-Generation — 0.3%
EDP Renovaveis SA	369	10,280
Electric Power Development Co., Ltd.	300	3,954
Electricite de France SA	690	10,154
Engie SA	2,726	38,748
Mercury NZ, Ltd.	1,030	4,528
Meridian Energy, Ltd.	1,847	6,605
Orsted A/S*	3,609	509,242
RWE AG	6,794	261,298
SSE PLC	1,608	36,167
Uniper SE	143	6,316

		887,292

Electric-Integrated — 1.4%
A2A SpA	2,684	5,641
AGL Energy, Ltd.	956	4,114
American Electric Power Co., Inc.	3,247	275,053
CenterPoint Energy, Inc.	7,392	192,488
Chubu Electric Power Co., Inc.	1,100	11,379
Chugoku Electric Power Co., Inc.	500	4,146
CLP Holdings, Ltd.	2,500	24,468
Contact Energy, Ltd.	1,311	7,685
Edison International	2,879	181,175
EDP—Energias de Portugal SA	4,500	25,407
Endesa SA	477	10,998
Enel SpA	11,847	99,098
Entergy Corp.	1,620	166,892
EVN AG	65	1,833
Fortum Oyj	668	19,846
Hera SpA	266	1,088
Iberdrola SA	73,737	870,726
Kansai Electric Power Co., Inc.	1,200	11,034
Kyushu Electric Power Co., Inc.	800	5,636
NextEra Energy, Inc.	21,844	1,863,948
Origin Energy, Ltd.	2,701	10,261
PG&E Corp.†	13,062	151,519
PGE Polska Grupa Energetyczna SA†	1,383	3,400
Power Assets Holdings, Ltd.	2,500	15,246
Tohoku Electric Power Co., Inc.	800	5,187
Tokyo Electric Power Co. Holdings, Inc.†	1,300	3,593
Verbund AG	117	12,186
Xcel Energy, Inc.	13,622	879,845

		4,863,892

Electric-Transmission — 0.0%
Elia Group SA	57	6,648
Red Electrica Corp. SA	664	13,824
Terna SpA	2,158	16,071

		36,543

Electronic Components-Misc. — 0.1%
Alps Alpine Co., Ltd.	400	3,895
Garmin, Ltd.	1,301	186,824
Hoya Corp.	600	88,046
Kyocera Corp.	500	29,195
Minebea Mitsumi, Inc.	600	15,135
Murata Manufacturing Co., Ltd.	900	68,328
Nidec Corp.	900	99,259
TDK Corp.	500	18,118
Venture Corp., Ltd.	400	5,579

		514,379

Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	10,366	1,246,304
Hamamatsu Photonics KK	200	11,827
Infineon Technologies AG	2,003	93,533
NVIDIA Corp.	3,073	785,674
Rohm Co., Ltd.	200	18,214
Samsung Electronics Co., Ltd. GDR	977	1,458,661
STMicroelectronics NV	993	46,967
SUMCO Corp.	500	9,493
Texas Instruments, Inc.	1,881	352,650
Wolfspeed, Inc.†	1,414	169,836

		4,193,159

Electronic Connectors — 0.0%
Hirose Electric Co., Ltd.	100	16,662

Electronic Measurement Instruments — 0.1%
Halma PLC	583	23,633
Keysight Technologies, Inc.†	1,382	248,788
Sartorius AG (Preference Shares)	38	24,617
Shimadzu Corp.	400	16,196
Yokogawa Electric Corp.	400	7,974

		321,208

Electronic Parts Distribution — 0.1%
SYNNEX Corp.	2,671	280,455

Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,520	44,513

Electronics-Military — 0.0%
Thales SA	164	15,102

Energy-Alternate Sources — 0.1%
Siemens Gamesa Renewable Energy SA†	385	10,428
SolarEdge Technologies, Inc.†	799	283,389
Vestas Wind Systems A/S	1,549	66,991

		360,808

Engineering/R&D Services — 0.0%
JGC Holdings Corp.	500	4,676
Singapore Technologies Engineering, Ltd.	2,600	7,385

		12,061

Enterprise Software/Service — 0.5%
AVEVA Group PLC	190	9,252
Ceridian HCM Holding, Inc.†	3,939	493,360
HubSpot, Inc.†	395	320,041
SAP SE	1,677	242,947
Temenos AG	113	17,260
TIS, Inc.	300	8,146
UiPath, Inc., Class A†	948	47,637
WiseTech Global, Ltd.	249	9,568
Workday, Inc., Class A†	1,574	456,428

		1,604,639

Entertainment Software — 0.1%
Bilibili, Inc., Class Z†	4,163	314,880
CD Projekt SA	108	4,707
DeNA Co., Ltd.	100	1,847
Embracer Group AB†	893	8,302
Konami Holdings Corp.	100	5,492
Nexon Co., Ltd.	700	11,860
Square Enix Holdings Co., Ltd.	100	5,466
Ubisoft Entertainment SA†	138	7,216

		359,770

Explosives — 0.0%
Orica, Ltd.	624	7,102

Filtration/Separation Products — 0.0%
Alfa Laval AB	457	19,567

Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	600	1,995

Finance-Credit Card — 1.2%
American Express Co.	2,133	370,673
Capital One Financial Corp.	5,920	894,097
Discover Financial Services	1,018	115,360
Mastercard, Inc., Class A	8,514	2,856,617
Orient Corp.†	700	958

		4,237,705

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	9,534	782,074
Daiwa Securities Group, Inc.	2,300	12,889
Nomura Holdings, Inc.	4,800	23,163
SBI Holdings, Inc.	400	10,325

		828,451

Finance-Leasing Companies — 0.0%
Mitsubishi HC Capital, Inc.	1,200	6,001
ORIX Corp.	1,800	35,613
Tokyo Century Corp.	100	5,703

		47,317

Finance-Other Services — 0.4%
ASX, Ltd.	297	18,548
Deutsche Boerse AG	292	48,472
Hong Kong Exchanges & Clearing, Ltd.	13,900	841,093
Intrum AB	110	3,115
Japan Exchange Group, Inc.	800	18,906
London Stock Exchange Group PLC	3,894	378,369
Singapore Exchange, Ltd.	1,200	8,614

		1,317,117

Fisheries — 0.0%
Leroy Seafood Group ASA	479	4,355
Mowi ASA	690	19,978
Salmar ASA	93	7,078
Toyo Suisan Kaisha, Ltd.	200	8,616

		40,027

Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	300	4,554

Food-Catering — 0.0%
Compass Group PLC†	2,738	58,080
Sodexo SA†	127	12,332

		70,412

Food-Confectionery — 0.0%
Barry Callebaut AG	4	9,253
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	23,569
Ezaki Glico Co., Ltd.	100	3,624

		36,446

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	1,273	5,993
Danone SA	1,054	68,658
Yakult Honsha Co., Ltd.	300	15,109

		89,760

Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	500	7,892
Wilmar International, Ltd.	5,100	16,338

		24,230

Food-Meat Products — 0.0%
WH Group, Ltd.*	13,184	9,252

Food-Misc./Diversified — 0.7%
Ajinomoto Co., Inc.	900	26,895
Associated British Foods PLC	547	13,385
Axfood AB	169	4,142
Calbee, Inc.	200	5,150
Kerry Group PLC, Class A	236	31,674

Kewpie Corp.	300	6,567
Kikkoman Corp.	300	24,532
Kraft Heinz Co.	7,654	274,702
MEIJI Holdings Co., Ltd.	200	12,617
Nestle SA	13,014	1,717,291
NH Foods, Ltd.	200	7,028
Nissin Foods Holdings Co., Ltd.	100	7,642
Orkla ASA	1,152	11,204
Post Holdings, Inc.†	3,302	335,087
Tate & Lyle PLC	802	7,115

		2,485,031

Food-Retail — 0.1%
Aeon Co., Ltd.	1,300	29,861
Carrefour SA	967	17,500
Coles Group, Ltd.	2,046	26,380
Dairy Farm International Holdings, Ltd.	400	1,428
Dino Polska SA†*	83	7,414
Etablissements Franz Colruyt NV	108	5,299
ICA Gruppen AB	54	2,792
J Sainsbury PLC	2,682	10,989
Jeronimo Martins SGPS SA	377	8,542
Kesko Oyj, Class A†	160	4,883
Kesko Oyj, Class B	419	13,606
Kobe Bussan Co., Ltd.	200	6,870
Koninklijke Ahold Delhaize NV	1,603	52,127
Marks & Spencer Group PLC†	3,352	8,422
Ocado Group PLC†	991	24,453
Seven & i Holdings Co., Ltd.	1,300	54,544
Tesco PLC	11,855	43,789
Woolworths Group, Ltd.	1,859	53,252

		372,151

Food-Wholesale/Distribution — 0.1%
Olam International, Ltd.	1,500	1,891
Sysco Corp.	2,917	224,317

		226,208

Footwear & Related Apparel — 0.0%
Dr. Martens PLC†	792	3,997

Forestry — 0.0%
Holmen AB	158	7,006

Gambling (Non-Hotel) — 0.0%
Evolution AB*	278	44,970
Flutter Entertainment PLC†	233	44,065
Genting Singapore, Ltd.	9,700	5,611
Tabcorp Holdings, Ltd.	3,407	12,712

		107,358

Gas-Distribution — 0.0%
Centrica PLC†	9,016	7,443
Enagas SA	426	9,556
Hong Kong & China Gas Co., Ltd.	17,530	27,262
Naturgy Energy Group SA	506	13,296
Osaka Gas Co., Ltd.	600	9,665
Toho Gas Co., Ltd.	100	2,957
Tokyo Gas Co., Ltd.	600	10,418

		80,597

Gas-Transportation — 0.0%
Snam SpA	3,144	17,798

Gold Mining — 0.0%
Evolution Mining, Ltd.	2,645	7,223
Newcrest Mining, Ltd.	1,254	23,479
Northern Star Resources, Ltd.	1,785	12,407

		43,109

Home Decoration Products — 0.1%
Newell Brands, Inc.	12,106	277,106

Hotels/Motels — 0.2%
City Developments, Ltd.	800	4,343
InterContinental Hotels Group PLC†	288	20,172
Marriott International, Inc., Class A†	4,411	705,848
Whitbread PLC†	308	13,784

		744,147

Human Resources — 0.1%
Adecco Group AG	279	14,038
Persol Holdings Co., Ltd.	300	8,028
Randstad NV	191	13,734
Recruit Holdings Co., Ltd.	2,600	172,733

		208,533

Import/Export — 0.1%
ITOCHU Corp.	2,300	65,423
Marubeni Corp.	2,700	22,770
Mitsubishi Corp.	2,300	72,890
Mitsui & Co., Ltd.	2,500	56,855
Sumitomo Corp.	1,900	26,956

		244,894

Industrial Automated/Robotic — 0.4%
FANUC Corp.	300	58,723
Harmonic Drive Systems, Inc.	100	4,510
Keyence Corp.	1,300	781,426
Nabtesco Corp.	200	6,475
Omron Corp.	300	28,611
SMC Corp.	900	536,486
THK Co., Ltd.	200	4,287
Yaskawa Electric Corp.	400	17,267

		1,437,785

Industrial Gases — 0.2%
Air Liquide SA	727	121,221
Linde PLC	2,206	710,213
Nippon Sanso Holdings Corp.	400	9,423

		840,857

Instruments-Controls — 0.2%
Honeywell International, Inc.	1,634	357,225
Mettler-Toledo International, Inc.†	129	191,034

		548,259

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	1,521	253,703

Insurance-Life/Health — 0.4%
AIA Group, Ltd.	98,200	1,108,781
Aviva PLC	6,025	32,545
AXA SA	3,153	91,705
Baloise Holding AG	83	13,235
Challenger, Ltd.	984	5,137

Dai-ichi Life Holdings, Inc.	1,800	37,927
Great Eastern Holdings, Ltd.	200	3,192
Japan Post Holdings Co., Ltd.	1,800	13,819
Japan Post Insurance Co., Ltd.	300	4,869
Legal & General Group PLC	9,154	36,193
M&G PLC	3,987	10,902
NN Group NV	487	26,077
Phoenix Group Holdings PLC	1,405	12,625
Prudential PLC	4,211	86,127
Suncorp Group, Ltd.	1,968	17,351
Swiss Life Holding AG	49	26,897
T&D Holdings, Inc.	1,000	12,827

		1,540,209

Insurance-Multi-line — 1.1%
Aegon NV	2,163	10,964
Ageas SA/NV	278	13,530
Allianz SE	6,288	1,462,145
Assicurazioni Generali SpA	1,867	40,683
Chubb, Ltd.	1,788	349,339
CNA Financial Corp.	2,779	124,666
Direct Line Insurance Group PLC	2,063	8,255
Hartford Financial Services Group, Inc.	5,414	394,843
Loews Corp.	12,087	677,718
Mapfre SA	170	360
Sampo Oyj, Class A	773	41,105
Storebrand ASA	802	8,595
Talanx AG	8	385
UnipolSai Assicurazioni SpA	285	825
Vienna Insurance Group AG Wiener Versicherung Gruppe	62	1,810
Zurich Insurance Group AG	1,537	681,377

		3,816,600

Insurance-Property/Casualty — 0.9%
Admiral Group PLC	442	17,361
Alleghany Corp.†	332	216,258
Berkshire Hathaway, Inc., Class B†	3,492	1,002,239
Gjensidige Forsikring ASA	292	7,262
Hiscox, Ltd.	606	6,908
Insurance Australia Group, Ltd.	3,780	13,649
MS&AD Insurance Group Holdings, Inc.	700	22,638
Powszechny Zaklad Ubezpieczen SA	980	9,801
Progressive Corp.	10,600	1,005,728
QBE Insurance Group, Ltd.	2,261	20,121
Sompo Holdings, Inc.	500	21,706
Tokio Marine Holdings, Inc.	1,000	52,626
Travelers Cos., Inc.	4,316	694,358
Tryg A/S	527	12,493

		3,103,148

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd.	565	228,910
Hannover Rueck SE	93	16,986
Muenchener Rueckversicherungs-Gesellschaft AG	214	63,380
Swiss Re AG	443	42,887

		352,163

Internet Application Software — 0.1%
Shopify, Inc., Class A†	147	215,609

Internet Connectivity Services — 0.0%
United Internet AG	157	5,786

Internet Content-Entertainment — 0.4%
Meta Platforms, Inc.†	2,488	805,042
Netflix, Inc.†	352	242,989
Roku, Inc.†	838	255,506
Snap, Inc., Class A†	3,317	174,408

		1,477,945

Internet Content-Information/News — 0.4%
Adevinta ASA†	400	6,584
Deliveroo PLC†*	675	2,497
IAC/InterActiveCorp†	1,127	171,721
Kakaku.com, Inc.	200	6,607
M3, Inc.	700	41,198
Prosus NV	1,336	117,700
SEEK, Ltd.	543	13,357
Tencent Holdings, Ltd.	14,000	865,497

		1,225,161

Internet Gambling — 0.1%
DraftKings, Inc., Class A†	3,527	164,323
Entain PLC†	898	25,169

		189,492

Internet Security — 0.1%
Palo Alto Networks, Inc.†	434	220,945
Trend Micro, Inc.	200	11,283

		232,228

Investment Companies — 0.1%
Aker ASA, Class A	19	1,748
EXOR NV	195	18,372
Groupe Bruxelles Lambert SA	164	19,006
HAL Trust	131	22,867
Industrivarden AB, Class A	997	32,877
Industrivarden AB, Class C	288	9,353
Investor AB, Class A	880	20,342
Investor AB, Class B	2,794	64,384
Kinnevik AB, Class B†	371	14,543
L E Lundbergforetagen AB, Class B	110	6,335
Melrose Industries PLC	6,705	14,480
Sofina SA	28	12,378
Washington H. Soul Pattinson & Co., Ltd.	213	5,204

		241,889

Investment Management/Advisor Services — 0.4%
Abrdn PLC	3,344	11,624
Ameriprise Financial, Inc.	1,612	487,034
AMP, Ltd.†	5,888	4,784
Amundi SA*	83	7,393
BlackRock, Inc.	253	238,695
Hargreaves Lansdown PLC	532	11,190
Invesco, Ltd.	6,406	162,776
Julius Baer Group, Ltd.	340	24,575
Magellan Financial Group, Ltd.	245	6,390
Nordnet AB	279	5,349
Schroders PLC	158	7,828
St James’s Place PLC	828	17,898
T. Rowe Price Group, Inc.	1,278	277,173

		1,262,709

Leisure Products — 0.0%
Yamaha Corp.	300	18,899

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	500	4,922
Techtronic Industries Co., Ltd.	2,500	51,443

		56,365

Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	960	23,888
Epiroc AB, Class B	598	12,708
Hitachi Construction Machinery Co., Ltd.	200	6,361
Komatsu, Ltd.	1,400	36,438
Metso Outotec Oyj	1,081	10,847
Sandvik AB	1,674	42,396
Weir Group PLC	399	9,474

		142,112

Machinery-Electrical — 0.1%
Disco Corp.	100	26,848
Fuji Electric Co., Ltd.	200	9,739
Hitachi, Ltd.	1,400	80,505
Konecranes OYJ	60	2,496
Mitsubishi Electric Corp.	3,200	42,816
Mitsubishi Heavy Industries, Ltd.	500	12,762
Schindler Holding AG (Participation Certificate)	69	17,951
Schindler Holding AG	33	8,463
Siemens Energy AG†	613	17,588

		219,168

Machinery-Farming — 0.3%
CNH Industrial NV	1,528	26,372
Deere & Co.	2,803	959,495
Husqvarna AB, Class A	32	458
Husqvarna AB, Class B	635	9,032
Kubota Corp.	1,800	38,258

		1,033,615

Machinery-General Industrial — 0.4%
ANDRITZ AG	114	6,455
Atlas Copco AB, Class A	9,821	631,023
Atlas Copco AB, Class B	598	32,344
GEA Group AG	251	12,358
Hexagon AB, Class B	3,021	48,544
Kone Oyj, Class B	7,389	503,618
Spirax-Sarco Engineering PLC	113	24,133
Sumitomo Heavy Industries, Ltd.	200	5,141

		1,263,616

Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	18,337
KION Group AG	111	12,113

		30,450

Machinery-Pumps — 0.4%
Dover Corp.	2,962	500,815
Ingersoll Rand, Inc.†	17,425	936,768

		1,437,583

Medical Instruments — 0.6%
Alcon, Inc.	766	63,298
Ambu A/S, Class B	264	7,520
Asahi Intecc Co., Ltd.	300	7,894
Boston Scientific Corp.†	26,554	1,145,274
Demant A/S†	154	7,459
Elekta AB, Series B	532	6,177
Getinge AB, Class B	336	15,036
Intuitive Surgical, Inc.†	1,898	685,425
Medtronic PLC	2,435	291,859
Olympus Corp.	2,000	43,176

		2,273,118

Medical Labs & Testing Services — 0.3%
BioMerieux	70	8,905
Catalent, Inc.†	1,776	244,839
Eurofins Scientific SE	195	22,979
Lonza Group AG	796	652,553
PeptiDream, Inc.†	100	2,416

		931,692

Medical Products — 0.5%
Cochlear, Ltd.	101	16,748
Coloplast A/S, Class B	183	29,832
ConvaTec Group PLC*	2,029	5,937
Cooper Cos., Inc.	508	211,795
Koninklijke Philips NV	1,406	66,192
Sartorius Stedim Biotech	36	19,817
Siemens Healthineers AG*	432	28,695
Smith & Nephew PLC	1,356	23,290
Sonova Holding AG	83	34,293
Straumann Holding AG	17	35,315
Terumo Corp.	1,100	48,430
Zimmer Biomet Holdings, Inc.	7,495	1,072,684

		1,593,028

Medical-Biomedical/Gene — 1.0%
Alnylam Pharmaceuticals, Inc.†	981	156,528
Argenx SE (BSE)†	60	17,957
Argenx SE (XAMS)†	18	5,387
Biogen, Inc.†	1,955	521,359
CSL, Ltd.	697	157,553
Exact Sciences Corp.†	1,326	126,262
Exelixis, Inc.†	5,537	119,101
Genmab A/S†	100	44,817
H. Lundbeck A/S	85	2,363
Horizon Therapeutics PLC†	2,611	313,085
Regeneron Pharmaceuticals, Inc.†	2,426	1,552,495
Royalty Pharma PLC, Class A	2,680	105,940
Swedish Orphan Biovitrum AB†	313	8,492
Vertex Pharmaceuticals, Inc.†	2,017	373,004

		3,504,343

Medical-Drugs — 3.1%
AbbVie, Inc.	22,497	2,579,731
Astellas Pharma, Inc.	2,900	48,777
AstraZeneca PLC	2,375	295,583
Bayer AG	1,507	84,788

Bristol-Myers Squibb Co.	34,401	2,009,018
Chugai Pharmaceutical Co., Ltd.	900	33,536
Daiichi Sankyo Co., Ltd.	2,900	72,948
Eisai Co., Ltd.	400	28,171
Eli Lilly & Co.	2,312	589,005
GlaxoSmithKline PLC	7,681	158,582
Grifols SA	473	10,824
Grifols SA, Class B (Preference Shares)	447	5,875
Hikma Pharmaceuticals PLC	275	9,059
Hisamitsu Pharmaceutical Co., Inc.	100	3,396
Ipsen SA	68	7,028
Jazz Pharmaceuticals PLC†	1,257	167,231
Johnson & Johnson	3,025	492,712
Kobayashi Pharmaceutical Co., Ltd.	100	7,993
Kyowa Kirin Co., Ltd.	11,000	360,956
Merck & Co., Inc.	2,769	243,810
Merck KGaA	199	46,975
Nippon Shinyaku Co., Ltd.	100	7,993
Novartis AG	3,733	308,392
Novo Nordisk A/S, Class B	21,850	2,391,446
Ono Pharmaceutical Co., Ltd.	800	16,744
Organon & Co.	4,103	150,785
Orion Oyj, Class A†	52	2,242
Orion Oyj, Class B	163	7,053
Otsuka Holdings Co., Ltd.	900	35,487
Recordati Industria Chimica e Farmaceutica SpA	172	10,761
Roche Holding AG (BR)	46	19,744
Roche Holding AG (NES)	1,078	416,848
Sanofi	1,762	176,047
Santen Pharmaceutical Co., Ltd.	600	8,428
Shionogi & Co., Ltd.	400	25,995
Sumitomo Dainippon Pharma Co., Ltd.	400	5,640
Taisho Pharmaceutical Holdings Co., Ltd.	100	5,352
Takeda Pharmaceutical Co., Ltd.	2,400	67,446
Tsumura & Co.	100	3,106
UCB SA	194	23,122
Vifor Pharma AG	74	9,545

		10,948,174

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Industries, Ltd.†	1,690	14,889
Viatris, Inc.	11,615	155,060

		169,949

Medical-HMO — 0.6%
Centene Corp.†	4,797	341,738
Medibank Private, Ltd.	4,222	10,544
UnitedHealth Group, Inc.	4,022	1,852,011

		2,204,293

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	534	133,746
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	285	15,097

		148,843

Medical-Wholesale Drug Distribution — 0.2%
Alfresa Holdings Corp.	300	4,211
AmerisourceBergen Corp.	2,789	340,314
Amplifon SpA	142	7,215
McKesson Corp.	955	198,525
Medipal Holdings Corp.	300	5,409
Suzuken Co., Ltd.	100	2,773

		558,447

Metal Processors & Fabrication — 0.0%
NSK, Ltd.	800	5,370
SKF AB, Class A†	26	611
SKF AB, Class B	580	13,440
Timken Co.	1,850	131,257

		150,678

Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	500	20,882

Metal-Aluminum — 0.0%
Alumina, Ltd.	4,027	6,028
Norsk Hydro ASA	2,093	15,331
South32, Ltd.	7,175	19,269

		40,628

Metal-Copper — 0.1%
Antofagasta PLC	530	10,340
Freeport-McMoRan, Inc.	5,306	200,142

		210,482

Metal-Diversified — 0.4%
Anglo American PLC	19,236	732,505
Boliden AB	420	14,814
Glencore PLC	16,774	83,847
KGHM Polska Miedz SA	209	8,036
Mitsubishi Materials Corp.	200	3,871
Rio Tinto PLC	8,339	520,460
Rio Tinto, Ltd.	569	38,647

		1,402,180

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,597	27,214

Miscellaneous Manufacturing — 0.0%
Alstom SA	451	16,047

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	200	9,388

Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	500	13,885

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	732	22,042

Multimedia — 0.1%
Bollore SA	1,566	9,070
Informa PLC†	2,304	16,377
Pearson PLC	1,160	9,563
Vivendi SE	1,241	15,974
Walt Disney Co.†	1,851	312,949

		363,933

Networking Products — 0.1%
Cisco Systems, Inc.	4,043	226,287
Nokia Oyj†	8,266	47,491
Telefonaktiebolaget LM Ericsson, Class A†	103	1,127
Telefonaktiebolaget LM Ericsson, Class B	4,418	48,357

		323,262

Office Automation & Equipment — 0.1%
Canon Marketing Japan, Inc.	100	1,976
Canon, Inc.	1,600	35,910
FUJIFILM Holdings Corp.	600	46,331
Ricoh Co., Ltd.	1,100	10,674
Seiko Epson Corp.	500	8,888
Zebra Technologies Corp., Class A†	430	229,598

		333,377

Oil Companies-Exploration & Production — 0.7%
Aker BP ASA	166	6,364
ConocoPhillips	23,230	1,730,403
Coterra Energy, Inc.	13,481	287,415
Diamondback Energy, Inc.	1,122	120,267
EOG Resources, Inc.	2,810	259,813
Harbour Energy PLC†	866	4,165
Inpex Corp.	1,700	14,200
Lundin Energy AB	294	11,612
Pioneer Natural Resources Co.	576	107,700
Santos, Ltd.	2,875	15,096
Woodside Petroleum, Ltd.	1,478	25,861

		2,582,896

Oil Companies-Integrated — 0.4%
BP PLC	106,926	512,460
Chevron Corp.	3,322	380,336
Eni SpA	3,869	55,478
Equinor ASA	1,649	41,723
Galp Energia SGPS SA	698	7,256
OMV AG	221	13,387
Polskie Gornictwo Naftowe I Gazownictwo SA	2,782	4,195
Repsol SA	2,155	27,542
Royal Dutch Shell PLC, Class A	6,289	144,681
Royal Dutch Shell PLC, Class B	5,683	131,050
TotalEnergies SE	3,806	190,817

		1,508,925

Oil Refining & Marketing — 0.2%
Ampol, Ltd.	365	8,388
DCC PLC	156	13,036
ENEOS Holdings, Inc.	5,000	20,162
Grupa Lotos SA†	78	1,212
Idemitsu Kosan Co., Ltd.	400	10,932
Marathon Petroleum Corp.	4,376	288,510
Neste Oyj	661	36,823
Phillips 66	3,001	224,415
Polski Koncern Naftowy Orlen SA	446	9,620

		613,098

Oil-Field Services — 0.0%
Subsea 7 SA	390	3,497

Optical Supplies — 0.0%
EssilorLuxottica SA	461	95,339

Paper & Related Products — 0.0%
Mondi PLC	745	18,607
Oji Holdings Corp.	1,600	7,918
Smurfit Kappa Group PLC	398	20,838
Stora Enso Oyj, Class R	939	15,609
Svenska Cellulosa AB SCA, Class A†	38	598
Svenska Cellulosa AB SCA, Class B	920	14,344
UPM-Kymmene Oyj	819	28,895

		106,809

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	352	109,127

Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	300	8,897

Pharmacy Services — 0.3%
Cigna Corp.	3,630	775,404
CVS Health Corp.	4,479	399,885

		1,175,289

Photo Equipment & Supplies — 0.0%
Nikon Corp.	600	6,575

Pipelines — 0.3%
APA Group	1,810	11,165
Kinder Morgan, Inc.	17,517	293,410
Koninklijke Vopak NV	81	3,221
TC Energy Corp.	5,755	311,326
Williams Cos., Inc.	10,398	292,080

		911,202

Power Converter/Supply Equipment — 0.5%
ABB, Ltd.	2,739	90,612
Generac Holdings, Inc.†	828	412,808
Schneider Electric SE	6,490	1,117,113

		1,620,533

Precious Metals — 0.0%
Polymetal International PLC	516	9,569

Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	500	12,327
Toppan Printing Co., Ltd.	500	8,041

		20,368

Private Equity — 0.2%
3i Group PLC	1,493	27,870
Blackstone, Inc., Class A	3,309	458,032
Brookfield Asset Management, Inc., Class A	685	41,367
Capitaland Investment, Ltd.†	3,900	9,949
EQT AB	423	22,293
Partners Group Holding AG	35	61,066

		620,577

Public Thoroughfares — 0.0%
Atlantia SpA†	773	14,928
Transurban Group	4,665	47,164

		62,092

Publishing-Books — 0.0%
Fuji Media Holdings, Inc.	100	1,037

Publishing-Newspapers — 0.0%
Schibsted ASA, Class A	116	5,983
Schibsted ASA, Class B	153	6,907

		12,890

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	411	43,065

Radio — 0.1%
Liberty Media Corp.-Liberty SiriusXM, Series C†	6,011	296,463

Real Estate Investment Trusts — 1.6%
Advance Residence Investment Corp.	2	6,563
American Homes 4 Rent, Class A	6,356	258,054
Apple Hospitality REIT, Inc.	5,288	83,074
Ascendas Real Estate Investment Trust	5,172	11,851
British Land Co. PLC	1,439	9,734
Brixmor Property Group, Inc.	12,677	297,149
CapitaLand Integrated Commercial Trust	7,685	12,253
Covivio	82	7,090
Daiwa House REIT Investment Corp.	3	8,607
Derwent London PLC	192	8,887
Dexus†	1,649	13,484
EastGroup Properties, Inc.	1,339	264,827
Federal Realty Investment Trust	1,491	179,442
Gecina SA	84	11,754
GLP J-REIT	7	11,417
Goodman Group	2,578	42,471
GPT Group	2,937	11,400
Japan Metropolitan Fund Investment Corp.	11	10,086
Japan Prime Realty Investment Corp.	1	3,663
Japan Real Estate Investment Corp.	2	12,248
Keppel REIT	3,300	2,765
Kimco Realty Corp.	15,508	350,481
Lamar Advertising Co., Class A	652	73,806
Land Securities Group PLC	1,151	10,822
Link REIT	3,300	29,265
Mapletree North Asia Commercial Trust	2,600	1,967
Mid-America Apartment Communities, Inc.	1,821	371,866
Mirvac Group	6,046	12,826
Nippon Building Fund, Inc.	3	19,478
Nippon Prologis REIT, Inc.	4	13,354
Nomura Real Estate Master Fund, Inc.	8	11,982
Orix JREIT, Inc.	4	6,630
Prologis, Inc.	12,108	1,755,176
Public Storage	1,106	367,391
Rayonier, Inc.	8,829	329,587
Scentre Group	7,959	18,081
Segro PLC	1,841	32,565
Stockland	3,661	12,531
Sun Communities, Inc.	1,684	330,030
Suntec Real Estate Investment Trust	3,600	3,978
Unibail-Rodamco-Westfield† (Euronext Amsterdam)	179	12,790
United Urban Investment Corp.	5	6,229
Vicinity Centres	6,630	8,603
Welltower, Inc.	1,517	121,967
Weyerhaeuser Co.	12,410	443,285

		5,611,509

Real Estate Management/Services — 0.1%
Aeon Mall Co., Ltd.	200	2,916
CBRE Group, Inc., Class A†	2,500	260,200
Daito Trust Construction Co., Ltd.	100	12,389
Deutsche Wohnen SE	68	3,482
ESR Cayman, Ltd.†*	1,800	5,842
Fabege AB	464	7,845
Fastighets AB Balder, Class B†	174	12,606
Mitsubishi Estate Co., Ltd.	2,200	33,355
REA Group, Ltd.	86	10,360
Vonovia SE	883	53,548

		402,543

Real Estate Operations & Development — 0.1%
Aroundtown SA	1,485	10,317
Azrieli Group, Ltd.	56	5,214
Castellum AB	349	9,282
CK Asset Holdings, Ltd.	3,500	21,615
Frasers Property, Ltd.	1,400	1,215
Hang Lung Properties, Ltd.	3,000	6,963
Henderson Land Development Co., Ltd.	2,000	8,380
Hulic Co., Ltd.	900	8,631
Mitsui Fudosan Co., Ltd.	1,400	31,918
New World Development Co., Ltd.	1,750	7,591
Nomura Real Estate Holdings, Inc.	200	4,859
Sino Land Co., Ltd.	6,000	7,881
Sumitomo Realty & Development Co., Ltd.	700	25,242
Sun Hung Kai Properties, Ltd.	2,500	33,256
Swire Properties, Ltd.	1,800	4,824
Tokyo Tatemono Co., Ltd.	300	4,396
Tokyu Fudosan Holdings Corp.	1,000	5,782
UOL Group, Ltd.	800	4,289
Wharf Real Estate Investment Co., Ltd.	2,000	11,285

		212,940

Rental Auto/Equipment — 0.0%
Ashtead Group PLC	689	57,745

Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	400	62,961

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	883	19,748

Retail-Apparel/Shoe — 0.3%
ABC-Mart, Inc.	100	4,782
Burlington Stores, Inc.†	603	166,603
Fast Retailing Co., Ltd.	100	66,251
Gap, Inc.	13,078	296,740
Hennes & Mauritz AB, Class B	1,143	21,430
Industria de Diseno Textil SA	1,721	62,151
JD Sports Fashion PLC	849	12,641
Moncler SpA	324	23,267
Next PLC	204	22,240
Ross Stores, Inc.	2,224	251,757
Salvatore Ferragamo SpA†	115	2,445
Zalando SE†*	297	28,009

		958,316

Retail-Auto Parts — 0.5%
AutoZone, Inc.†	340	606,845
O’Reilly Automotive, Inc.†	1,934	1,203,567

		1,810,412

Retail-Automobile — 0.1%
CarMax, Inc.†	1,445	197,849
USS Co., Ltd.	300	4,817

		202,666

Retail-Building Products — 0.5%
Home Depot, Inc.	1,468	545,714
Kingfisher PLC	3,238	14,845
Lowe’s Cos., Inc.	5,388	1,259,822
Nitori Holdings Co., Ltd.	100	18,298
Reece, Ltd.	487	7,287
Wesfarmers, Ltd.	1,738	74,849

		1,920,815

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,287	279,563
K’s Holdings Corp.†	300	3,090
Yamada Holdings Co., Ltd.	1,200	4,580

		287,233

Retail-Convenience Store — 0.0%
Lawson, Inc.	100	4,834

Retail-Discount — 0.1%
Dollar General Corp.	1,014	224,621
Harvey Norman Holdings, Ltd.	1,175	4,384
Pan Pacific International Holdings Corp.	900	18,841
Seria Co., Ltd.	100	3,299

		251,145

Retail-Drug Store — 0.0%
MatsukiyoCocokara & Co.	200	8,826
Sundrug Co., Ltd.	100	2,926
Tsuruha Holdings, Inc.	100	12,327
Welcia Holdings Co., Ltd.	200	7,467

		31,546

Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	113,435	395,215

Retail-Jewelry — 0.0%
Chow Tai Fook Jewellery Group, Ltd.	3,600	7,366
Cie Financiere Richemont SA	801	98,944
Pandora A/S	154	21,505
Swatch Group AG (TRQX)	94	4,994
Swatch Group AG (XEGT)	49	13,443

		146,252

Retail-Major Department Stores — 0.0%
Marui Group Co., Ltd.	400	7,823

Retail-Misc./Diversified — 0.0%
Izumi Co., Ltd.	100	3,022
J. Front Retailing Co., Ltd.	500	4,611
Ryohin Keikaku Co., Ltd.	500	9,818

		17,451

Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	2,246	365,986

Retail-Regional Department Stores — 0.1%
Isetan Mitsukoshi Holdings, Ltd.	600	4,370
Kohl’s Corp.	4,025	195,333

		199,703

Retail-Restaurants — 0.6%
Cracker Barrel Old Country Store, Inc.	730	97,214
Domino’s Pizza Enterprises, Ltd.	97	9,884
McDonald’s Corp.	6,842	1,680,053
McDonald’s Holdings Co. Japan, Ltd.	100	4,466
Yum! Brands, Inc.	2,559	319,722

		2,111,339

Retail-Vision Service Center — 0.0%
GrandVision NV†*	101	3,316
National Vision Holdings, Inc.†	1,549	95,480

		98,796

Retirement/Aged Care — 0.0%
China Evergrande New Energy Vehicle Group, Ltd.†	4,500	2,163
Ryman Healthcare, Ltd.	455	4,712

		6,875

Rubber-Tires — 0.0%
Bridgestone Corp.	900	39,632
Cie Generale des Etablissements Michelin SCA	274	42,982
Continental AG†	166	19,481
Nokian Renkaat Oyj	193	7,229
Pirelli & C SpA*	754	4,630
Sumitomo Rubber Industries, Ltd.	300	3,688
Yokohama Rubber Co., Ltd.	200	3,373

		121,015

Rubber/Plastic Products — 0.0%
Hexpol AB	446	5,209

Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	1,370	227,420

Security Services — 0.0%
Secom Co., Ltd.	300	20,370
Securitas AB, Class B	472	7,805
Sohgo Security Services Co., Ltd.	100	4,264

		32,439

Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	12,174	2,112,068
NXP Semiconductors NV	7,213	1,448,803
QUALCOMM, Inc.	2,531	336,724
Renesas Electronics Corp.†	2,400	29,522
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,911	1,240,581

		5,167,698

Semiconductor Equipment — 0.8%
Advantest Corp.	300	24,558
ASM Pacific Technology, Ltd.	400	4,321
ASML Holding NV (NASDAQ)	252	204,846
ASML Holding NV (XAMS)	2,036	1,648,708
Entegris, Inc.	2,134	300,424
Lam Research Corp.	582	327,998
Lasertec Corp.†	100	21,961
Teradyne, Inc.	1,215	167,961
Tokyo Electron, Ltd.	200	92,740

		2,793,517

Shipbuilding — 0.0%
Kongsberg Gruppen ASA	154	5,050
Wartsila Oyj Abp	744	10,316

		15,366

Silver Mining — 0.0%
Fresnillo PLC	315	3,721

Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	169	14,085
Henkel AG & Co. KGaA (Preference Shares)	270	24,152
Reckitt Benckiser Group PLC	1,130	91,628

		129,865

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	200	4,536
Tenaris SA	682	7,592

		12,128

Steel-Producers — 0.0%
ArcelorMittal SA	1,030	34,917
BlueScope Steel, Ltd.	773	11,990
Evraz PLC	641	5,453
JFE Holdings, Inc.	800	12,234
Nippon Steel Corp.	1,500	26,309
SSAB AB, Class B†	1,070	5,335
voestalpine AG	190	7,213

		103,451

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.†	300	5,678

Telecom Services — 0.0%
HKT Trust & HKT, Ltd.	5,000	6,786
Orange Polska SA†	453	884
Singapore Telecommunications, Ltd.	10,900	20,082
Telenor ASA	958	15,122

		42,874

Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	10,519	112,659
NICE, Ltd.†	96	27,105

		139,764

Telephone-Integrated — 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.†	3,500	4,385
BT Group PLC†	13,449	25,565
Deutsche Telekom AG	4,965	92,280
Elisa Oyj	231	13,934
KDDI Corp.	2,600	80,481
Koninklijke KPN NV	5,414	16,179
Nippon Telegraph & Telephone Corp.	1,900	53,145
Proximus SADP	77	1,450
SoftBank Group Corp.	1,900	102,756
Swisscom AG	45	24,495
Telecom Italia SpA	15,512	5,525
Telecom Italia SpA (RSP)	10,330	3,923
Telefonica Deutschland Holding AG	1,580	4,115
Telefonica SA	8,213	35,741
Telekom Austria AG†	240	2,075
Telia Co. AB	3,825	15,052
Verizon Communications, Inc.	13,130	695,759

		1,176,860

Television — 0.1%
Cyfrowy Polsat SA	473	4,230
ITV PLC†	5,521	8,134
Nexstar Media Group, Inc., Class A	1,493	223,845
RTL Group SA	63	3,633

		239,842

Textile-Apparel — 0.5%
LPP SA	1	3,592
LVMH Moet Hennessy Louis Vuitton SE	2,160	1,690,941

		1,694,533

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,789	317,029

Textile-Products — 0.0%
Teijin, Ltd.	200	2,683

Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	1,486	69,842

Tobacco — 0.1%
British American Tobacco PLC	3,503	122,080
Imperial Brands PLC	1,455	30,705
Japan Tobacco, Inc.	1,600	31,382
Philip Morris International, Inc.	2,596	245,426
Swedish Match AB	2,423	21,324

		450,917

Tools-Hand Held — 0.2%
Makita Corp.	400	18,471
Stanley Black & Decker, Inc.	4,383	787,756

		806,227

Toys — 0.0%
Bandai Namco Holdings, Inc.	300	22,866
Nintendo Co., Ltd.	200	88,089

		110,955

Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	5	13,691
AP Moller - Maersk A/S, Series B	9	26,007
Mitsui OSK Lines, Ltd.	200	12,564
Nippon Yusen KK	300	21,531

		73,793

Transport-Rail — 0.8%
Aurizon Holdings, Ltd.	2,823	7,157
Canadian National Railway Co.	5,886	782,263
Central Japan Railway Co.	300	44,483
East Japan Railway Co.	600	37,313
Getlink SE	667	10,243
Hankyu Hanshin Holdings, Inc.	400	12,371
Keihan Holdings Co., Ltd.	200	5,243
Keikyu Corp.	500	5,624

Keio Corp.	200	10,072
Keisei Electric Railway Co., Ltd.	300	9,621
Kintetsu Group Holdings Co., Ltd.†	300	9,410
MTR Corp., Ltd.	2,500	13,624
Nagoya Railroad Co., Ltd.†	300	4,943
Nankai Electric Railway Co., Ltd.†	100	1,979
Norfolk Southern Corp.	5,974	1,750,681
Odakyu Electric Railway Co., Ltd.	500	10,805
Seibu Holdings, Inc.†	500	5,449
Tobu Railway Co., Ltd.	300	7,452
Tokyu Corp.	900	12,650
West Japan Railway Co.	400	18,822

		2,760,205

Transport-Services — 0.3%
ComfortDelGro Corp., Ltd.	3,400	3,933
Deutsche Post AG	5,287	327,102
DSV A/S	328	76,228
FedEx Corp.	2,703	636,638
Kamigumi Co., Ltd.	200	4,013
Kuehne & Nagel International AG	78	24,560
Kyushu Railway Co.	200	4,468
Mitsubishi Logistics Corp.	100	2,790
Nippon Express Co., Ltd.	100	6,247
Oesterreichische Post AG	21	886
Poste Italiane SpA*	784	11,184
Royal Mail PLC	1,212	6,975
SG Holdings Co., Ltd.	800	20,004
Yamato Holdings Co., Ltd.	500	12,270

		1,137,298

Transport-Truck — 0.1%
Old Dominion Freight Line, Inc.	792	270,349

Travel Services — 0.0%
TUI AG†	1,742	5,848

Water — 0.0%
Severn Trent PLC	416	15,588
Suez SA	589	13,403
United Utilities Group PLC	1,046	14,866
Veolia Environnement SA	995	32,471

		76,328

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	200	9,827

Web Portals/ISP — 1.9%
Alphabet, Inc., Class A†	856	2,534,548
Alphabet, Inc., Class C†	1,344	3,985,511
Z Holdings Corp.	4,000	24,777

		6,544,836

Wire & Cable Products — 0.0%
Prysmian SpA	412	15,574

Total Common Stocks (cost $178,888,219)		214,241,981

REGISTERED INVESTMENT COMPANIES — 0.1%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $230,904)	8,764	368,995

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Super Regional — 0.0%
Wells Fargo & Co. 3.90% due 03/15/2026(2)	$100,000	101,875

Diversified Banking Institutions — 0.1%
Citigroup, Inc. 4.00% due 12/10/2025(2)	50,000	51,062
Credit Suisse Group AG 7.50% due 12/11/2023*(2)	200,000	218,000

		269,062

Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.38% due 06/22/2025(2)	65,000	68,913
BP Capital Markets PLC 4.88% due 03/22/2030(2)	100,000	108,856

		177,769

Total Preferred Securities/Capital Securities (cost $524,205)		548,706

ASSET BACKED SECURITIES — 6.7%
Diversified Financial Services — 6.7%
ACC Trust Series 2021-1, Class A 0.74% due 11/20/2023*	68,520	68,498
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	750,000	749,902
American Credit Acceptance Receivables Trust Series 2021-1, Class C 0.83% due 03/15/2027*	1,378,000	1,376,912
American Credit Acceptance Receivables Trust Series 2021-2, Class C 0.97% due 07/13/2027*	329,000	328,321
American Credit Acceptance Receivables Trust Series 2020-4, Class C 1.31% due 12/14/2026*	300,000	301,297
American Credit Acceptance Receivables Trust Series 2020-3, Class C 1.85% due 06/15/2026*	270,000	273,329
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	110,674	111,382
American Credit Acceptance Receivables Trust Series 2019-3, Class D 2.89% due 09/12/2025*	135,000	137,466
American Credit Acceptance Receivables Trust Series 2018-2, Class D 4.07% due 07/10/2024*	99,300	100,546
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	21,692	21,839
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(3)(4)	27,058	27,199

Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(3)(4)	72,212	72,589
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(3)(4)	38,556	38,924
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.09% due 08/10/2038*(4)(5)	100,000	112,428
BANK Series 2020-BN28, Class AS 2.14% due 03/15/2063(5)	100,000	98,858
BANK Series 2019-BN20, Class A2 2.76% due 09/15/2062(5)	185,000	192,142
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052(5)	100,000	105,999
BANK Series 2019-BN19, Class A2 2.93% due 08/15/2061(5)	205,000	215,219
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(5)	45,000	47,772
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(5)	180,000	191,383
BANK VRS Series 2019-BN16, Class C 4.79% due 02/15/2052(4)(5)	200,000	220,467
BBCMS Mtg. Trust FRS Series 2018-CBM, Class A 1.09% (1 ML+1.00%) due 07/15/2037*(5)	70,000	69,915
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 0.91% (1 ML+0.82%) due 06/15/2035*(5)	130,000	129,921
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 0.76% (1 ML+0.67%) due 03/15/2037*(5)	270,000	270,000
BX Commercial Mtg. Trust Series 2020-VIV4, Class A 2.84% due 03/09/2044*(5)	265,000	273,199
BX Trust FRS Series 2018-EXCL, Class A 1.18% (1 ML+1.09%) due 09/15/2037*(5)	164,777	164,040
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(5)	120,000	129,357
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(4)(5)	260,000	277,574
Capital Automotive LLC Series 2017-1A, Class A1 3.87% due 04/15/2047*	99,363	99,471
CCUBS Commercial Mtg. Trust VRS Series 2017-C1, Class C 4.39% due 11/15/2050(4)(5)	60,000	64,850
CD Mtg. Trust VRS Series 2016-CD1, Class C 3.63% due 08/10/2049(4)(5)	300,000	306,030
CD Mtg. Trust VRS Series 2016-CD2, Class C 4.00% due 11/10/2049(4)(5)	130,000	132,657
CIM Trust FRS Series 2019-INV1, Class A2 1.09% (1 ML+1.00%) due 02/25/2049*(3)	16,636	16,644
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class C 4.15% due 04/10/2048(4)(5)	435,000	460,102
Citigroup Mtg. Loan Trust, Inc. VRS Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)(4)	83,119	60,904
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(5)	360,000	367,673
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(5)	100,000	104,487
COMM Mtg. Trust VRS Series 2014-CR19, Class C 4.70% due 08/10/2047(4)(5)	285,000	296,646
COMM Mtg. Trust VRS Series 2014-CR15, Class C 4.72% due 02/10/2047(4)(5)	100,000	105,940
COMM Mtg. Trust VRS Series 2013-CR10, Class C 4.90% due 08/10/2046*(4)(5)	350,000	365,919
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 0.59% (1 ML+0.50%) due 02/25/2044*	48,582	48,348
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.29% (1 ML+0.20%) due 07/20/2046(3)	116,342	91,560
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	14,676	11,745
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	273,000	272,311
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	302,000	300,767
CSAIL Commercial Mtg. Trust VRS Series 2021-C20, Class AS 3.08% due 03/15/2054(4)(5)	350,000	368,162

CSAIL Commercial Mtg. Trust VRS Series 2021-C20, Class C 3.73% due 03/15/2054(4)(5)	245,000	258,833
CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 3.95% due 12/15/2052(4)(5)	175,000	184,036
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 0.89% (1 ML+0.80%) due 05/15/2035*(5)	153,143	153,139
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 0.98% (1 ML+0.89%) due 05/15/2035*(5)	92,814	92,814
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(5)	205,000	227,539
DOLP Trust Series 2021-NYC, Class A 2.96% due 05/10/2041*(5)	380,000	399,714
Drive Auto Receivables Trust Series 2020-2, Class C 2.28% due 08/17/2026	80,000	81,370
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	118,000	117,474
DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	108,000	107,590
DT Auto Owner Trust Series 2021-3A, Class D 1.31% due 05/17/2027*	600,000	589,677
DT Auto Owner Trust Series 2020-3A, Class C 1.47% due 06/15/2026*	495,000	497,898
DT Auto Owner Trust Series 2020-2A, Class B 2.08% due 03/16/2026*	73,000	73,715
DT Auto Owner Trust Series 2019-3A, ClassC 2.74% due 04/15/2025*	252,782	255,015
DT Auto Owner Trust Series 2020-2A, Class C 3.28% due 03/16/2026*	113,000	116,665
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	229,000	227,935
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32% due 07/15/2025	580,000	583,761
Exeter Automobile Receivables Trust Series 2020-2A, Class B 2.08% due 07/15/2024*	95,127	95,489
Exeter Automobile Receivables Trust Series 2020-2A, Class C 3.28% due 05/15/2025*	104,000	106,362
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	55,582	56,011
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 0.94% (1 ML+0.86%) due 06/25/2034	26,958	26,969
Flagship Credit Auto Trust Series 2019-4, Class C 2.77% due 12/15/2025*	360,000	369,403
Flagship Credit Auto Trust Series 2019-2, Class C 3.09% due 05/15/2025*	195,000	199,625
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(3)(4)	148,464	147,562
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	189,643	191,188
GLS Auto Receivables Trust Series 2021-2A, Class B 0.77% due 09/15/2025*	236,000	235,314
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(5)	175,000	174,512
GS Mtg. Securities Trust Series 2019-GC38, Class A2 3.87% due 02/10/2052(5)	80,000	83,855
GS Mtg. Securities Trust VRS Series 2015-GC34, Class C 4.65% due 10/10/2048(4)(5)	260,000	271,814
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.41% (1 ML+0.32%) due 04/25/2036	168,808	132,167
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(5)	125,000	130,220
JPMCC Commercial Mtg. Securities Trust VRS Series 2017-JP5, Class C 3.85% due 03/15/2050(4)(5)	70,000	72,503
JPMDB Commercial Mtg. Securities Trust VRS Series 2017-C7, Class C 4.16% due 10/15/2050(4)(5)	260,000	278,937
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2016-JP4, Class C 3.42% due 12/15/2049(4)(5)	60,000	59,497
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)(5)	114,664	51,784
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.19% due 08/15/2034*(4)(5)	137,000	139,480
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(4)	138,214	141,401

Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(5)	55,000	55,939
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2015-C21, Class B 3.85% due 03/15/2048(4)(5)	195,000	199,359
Morgan Stanley Capital I Trust Series 2020-HR8, Class AS 2.30% due 07/15/2053(5)	125,000	124,639
Morgan Stanley Capital I Trust VRS Series 2018-MP, Class A 4.28% due 07/11/2040*(4)(5)	230,000	254,698
Morgan Stanley Capital I Trust VRS Series 2019-L2, Class C 4.97% due 03/15/2052(4)(5)	200,000	220,162
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(5)	145,000	147,266
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(5)	150,000	151,217
OBX Trust FRS Series 2019-EXP1, Class 2A1B 1.04% (1 ML+0.95%) due 01/25/2059*(3)	300,000	300,509
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(5)	330,000	332,160
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	132,560
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 0.94% (1 ML+0.86%) due 11/25/2034	17,545	17,415
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.46% (1 ML+0.37%) due 08/25/2035	133,891	131,007
Santander Drive Auto Receivables Trust Series 2021-3, Class B 0.60% due 12/15/2025	349,000	348,132
Santander Drive Auto Receivables Trust Series 2020-3, Class B 0.69% due 03/17/2025	410,000	410,732
Santander Drive Auto Receivables Trust Series 2021-3, Class C 0.95% due 09/15/2027	305,000	303,306
Santander Drive Auto Receivables Trust Series 2021-1, Class D 1.13% due 11/16/2026	100,000	99,726
SBALR Commercial Mtg. Trust Series 2020-RR1, Class A3 2.83% due 02/13/2053*(5)	310,000	317,980
SG Commercial Mtg. Securities Trust Series 2016-C5, Class B 3.93% due 10/10/2048(5)	325,000	337,013
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	48,310	48,764
Tesla Auto Lease Trust Series 2021-A, Class B 1.02% due 03/20/2025*	128,000	128,232
Tesla Auto Lease Trust Series 2021-A, Class C 1.18% due 03/20/2025*	295,000	294,636
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(5)	60,000	63,073
Wells Fargo Commercial Mtg. Trust Series 2016-NXS6, Class B 3.81% due 11/15/2049(5)	135,000	142,067
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(5)	415,000	468,822
Wells Fargo Commercial Mtg. Trust VRS Series 2016-C35, Class C 4.18% due 07/15/2048(4)(5)	175,000	178,676
Wells Fargo Commercial Mtg. Trust VRS Series 2019-C49, Class C 4.87% due 03/15/2052(4)(5)	65,000	72,113
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	12,930	13,048
Westlake Automobile Receivables Trust Series 2021-2A, Class C 0.89% due 07/15/2026*	493,000	490,524
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95% due 03/16/2026*	430,000	429,319
Westlake Automobile Receivables Trust Series 2020-2A, Class C 2.01% due 07/15/2025*	755,000	765,584
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	130,000	133,006

Total Asset Backed Securities (cost $23,741,078)		23,623,646

U.S. CORPORATE BONDS & NOTES — 12.1%
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	115,000	120,463

Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 2.20% due 02/04/2026	290,000	290,736
Boeing Co. Senior Notes 3.75% due 02/01/2050	50,000	52,554
Boeing Co. Senior Notes 3.95% due 08/01/2059	100,000	105,693
Boeing Co. Senior Notes 5.04% due 05/01/2027	120,000	136,378
BWX Technologies, Inc. Company Guar. Notes 4.13% due 04/15/2029*	150,000	152,213
Northrop Grumman Corp. Senior Notes 4.40% due 05/01/2030	105,000	122,556
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	324,000	340,527
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	27,294
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	380,000	430,839

		1,658,790

Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	91,310
Howmet Aerospace, Inc. Senior Notes 6.75% due 01/15/2028	90,000	109,462

		200,772

Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	70,000	85,140

Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	85,868	90,738

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	68,000	71,930
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	62,000	71,176
Roper Technologies, Inc. Senior Notes 3.13% due 11/15/2022	24,000	24,465
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	110,000	115,775

		283,346

Auto-Cars/Light Trucks — 0.3%
BMW US Capital LLC Company Guar. Notes 3.80% due 04/06/2023*	100,000	104,459
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	200,000	219,300
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	55,000	66,138
General Motors Co. Senior Notes 6.13% due 10/01/2025	13,000	15,090
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	60,000	62,304
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	31,824
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	89,000	89,369
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	70,000	68,269
Hyundai Capital America Senior Notes 1.50% due 06/15/2026*	180,000	175,987
Nissan Motor Acceptance Co. LLC Senior Notes 2.45% due 09/15/2028*	65,000	63,650
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	213,314

		1,109,704

Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,750
Allison Transmission, Inc. Senior Notes 5.88% due 06/01/2029*	110,000	118,388

		139,138

Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	20,000	21,400

Banks-Commercial — 0.1%
CIT Group, Inc. Sub. Notes 6.13% due 03/09/2028	85,000	100,725
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	55,000	59,956

		160,681

Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	285,000	291,788
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	300,000	306,586
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	375,000	387,386
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	130,000	131,556

		1,117,316

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	175,000	174,781

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	70,000	80,657

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	250,000	302,677
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	61,879
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	125,000	150,943
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	25,000	30,917
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	63,806

		610,222

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	150,000	153,930
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	35,000	37,117
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	135,000	137,883
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	55,000	58,025
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	120,000	121,404

		508,359

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	170,000	175,313

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 0.65% due 07/15/2023	16,000	15,998

Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.50% due 08/15/2028*	110,000	112,750

Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.75% due 11/29/2027	10,000	11,367

Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	150,000	155,437
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	210,000	198,971
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	140,000	139,450
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	40,000	39,200
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	105,000	116,776

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	48,445
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	240,000	248,764
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	70,000	63,319
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	70,000	67,106
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	200,000	214,500
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	125,000	133,125
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	40,000	44,450
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	140,000	151,025
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	70,948
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	97,729

		1,789,245

Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	15,000	15,675
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	42,209
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	30,000	30,487

		88,371

Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	50,000	58,125
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	70,000	83,912
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	65,000	64,541
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	250,000	271,291
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	200,000	218,789
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	45,000	47,475

		744,133

Chemicals-Specialty — 0.0%
Chemours Co. Company Guar. Notes 5.75% due 11/15/2028*	80,000	82,200

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	4,000	4,043

Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	50,000	51,987

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	80,000	81,672
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	70,000	73,221

		154,893

Computer Services — 0.0%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	40,000	38,517

Computers — 0.1%
Apple, Inc. Senior Notes 2.70% due 08/05/2051	70,000	69,653
Apple, Inc. Senior Notes 2.85% due 08/05/2061	100,000	99,425
Apple, Inc. Senior Notes 2.95% due 09/11/2049	95,000	98,401
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026	45,000	53,032

		320,511

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	120,000	128,926

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	55,000	60,294

Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	135,000	140,562

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	145,000	151,887
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	110,000	117,425
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	3,000	3,068

		272,380

Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	110,000	117,563

Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	112,000	117,304
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	52,000	54,470
LABL Escrow Issuer LLC Senior Sec. Notes 6.75% due 07/15/2026*	110,000	113,713
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU Senior Sec. Notes 4.00% due 10/15/2027*	120,000	117,420

		402,907

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 1.15% due 03/01/2026	170,000	166,621

Diagnostic Equipment — 0.1%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	165,000	171,179
Thermo Fisher Scientific, Inc. FRS Senior Notes 0.38% (SOFR+0.35%) due 04/18/2023	147,000	147,028

		318,207

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	140,000	132,650

Diversified Banking Institutions — 2.0%
Bank of America Corp. Senior Notes 1.73% due 07/22/2027	820,000	814,843
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	87,000	83,165
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	43,000	42,093
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	120,000	120,482
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	160,000	161,932
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	260,000	262,517
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	55,000	55,716
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,186
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	152,718
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	150,000	149,330
Citigroup, Inc. Senior Notes 1.46% due 06/09/2027	155,000	152,718
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	110,000	110,010
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	40,000	39,881
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	503,037
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	765,000	805,839
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	140,797
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	47,848
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	103,482
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	115,000	128,291
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	505,000	496,624

Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	100,000	100,162
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	115,000	110,247
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	35,000	35,164
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	85,000	85,474
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	335,245
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	315,000	336,230
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	110,000	125,839
Morgan Stanley Senior Notes 1.59% due 05/04/2027	140,000	138,715
Morgan Stanley Senior Notes 1.93% due 04/28/2032	75,000	71,455
Morgan Stanley Senior Notes 2.24% due 07/21/2032	70,000	68,348
Morgan Stanley Senior Notes 2.51% due 10/20/2032	80,000	79,825
Morgan Stanley Senior Notes 2.70% due 01/22/2031	85,000	86,927
Morgan Stanley Senior Notes 2.72% due 07/22/2025	570,000	591,783
Morgan Stanley Senior Bonds 2.80% due 01/25/2052	80,000	78,967
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	173,021
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,214
Morgan Stanley Senior Notes 3.75% due 02/25/2023	80,000	83,247
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	102,993

		6,985,365

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 1.96% due 02/11/2031	165,000	160,097

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.10% due 05/12/2051	60,000	64,376

Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	95,000	100,700

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	51,599
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	34,439
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	120,000	130,037
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	44,000	43,868

		259,943

Electric-Generation — 0.1%
Vista Operations Co. LLC Senior Sec. Notes 3.70% due 01/30/2027*	110,000	114,399
Vistra Operations Co., LLC Company Guar. Notes 5.63% due 02/15/2027*	70,000	72,122

		186,521

Electric-Integrated — 0.7%
AES Corp. Senior Notes 1.38% due 01/15/2026	150,000	146,755
Ameren Corp. Senior Notes 3.50% due 01/15/2031	140,000	151,589
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	85,026
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	44,215
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	10,000	10,661
Duke Energy Corp. Senior Notes 3.50% due 06/15/2051	105,000	110,600
Duke Energy Corp. Senior Notes 3.95% due 08/15/2047	35,000	39,227

Emera US Finance LP Company Guar. Notes 2.64% due 06/15/2031*	210,000	209,002
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	85,000	101,754
Entergy Corp. Senior Notes 4.00% due 07/15/2022	65,000	66,147
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	30,000	33,402
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	80,984
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	55,000	56,251
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	38,214
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	45,000	55,535
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.75% due 11/01/2029	175,000	181,667
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	63,057
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	44,000	43,921
Ohio Power Co. Senior Bonds 2.90% due 10/01/2051	65,000	64,632
Pacific Gas & Electric Co. 1st Mtg. Notes 4.00% due 12/01/2046	60,000	59,486
Pacific Gas & Electric Co. 1st Mtg. Notes 4.60% due 06/15/2043	72,000	73,536
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	125,464
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	95,291
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031	115,000	113,285
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	37,348
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	70,000	78,785
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	66,790
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	133,760

		2,366,384

Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	140,000	145,846

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	30,000	29,393
Broadcom, Inc. Company Guar. Notes 2.45% due 02/15/2031*	163,000	157,865
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	220,000	218,830
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	105,000	106,181

		512,269

Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	115,000	118,157

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.25% due 11/15/2027	120,000	128,268
Oracle Corp. Senior Notes 3.65% due 03/25/2041	165,000	172,640

		300,908

Entertainment Software — 0.1%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	281,000	251,793

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	50,519
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,221

		60,740

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	230,000	269,189

Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 6.63% due 01/15/2028	45,000	50,513

Finance-Leasing Companies — 0.1%
Air Lease Corp. FRS Senior Notes 0.47% (3 ML+0.35%) due 12/15/2022	93,000	93,012
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	239,765
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	25,988

		358,765

Finance-Mortgage Loan/Banker — 0.0%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	135,000	133,988

Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	70,000	71,575

Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	40,000	41,012
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	110,000	118,042
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	36,961
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	75,000	78,277
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	45,000	46,688

		320,980

Food-Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	167,000	174,774

Food-Wholesale/Distribution — 0.0%
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	35,000	36,488

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	135,000	140,665

Gas-Distribution — 0.2%
Atmos Energy Corp. FRS Senior Notes 0.50% (3 ML+0.38%) due 03/09/2023	145,000	145,028
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	74,821
CenterPoint Energy Resources Corp. FRS Senior Notes 0.62% (3 ML+0.50%) due 03/02/2023	70,000	69,997
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	93,741
ONE Gas, Inc. FRS Senior Notes 0.72% (3 ML+0.61%) due 03/11/2023	30,000	30,003
ONE Gas, Inc. Senior Notes 0.85% due 03/11/2023	230,000	230,062
Southern Co. Gas Capital Corp. Company Guar. Bonds 3.15% due 09/30/2051	40,000	40,439

		684,091

Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	55,000	60,233
Newell Rubbermaid, Inc. Senior Notes 6.00% due 04/01/2046	50,000	62,794

		123,027

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 4.00% due 04/15/2029*	140,000	142,213

Hotels/Motels — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	170,000	175,907

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	117,000	120,387
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	65,000	63,375
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	35,000	37,100

		220,862

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Senior Notes 0.35% due 08/15/2023	47,000	46,895

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	26,000	25,997
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	80,000	84,431

		110,428

Insurance-Life/Health — 0.0%
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	18,000	17,956
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	51,000	51,947
Reliance Standard Life Global Funding II Sec. Notes 2.63% due 07/22/2022*	47,000	47,624

		117,527

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	70,000	70,129

Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	185,000	211,939

Medical Labs & Testing Services — 0.0%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	115,000	116,150

Medical Products — 0.1%
Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*	115,000	119,426
Hologic, Inc. Company Guar. Notes 3.25% due 02/15/2029*	145,000	143,822

		263,248

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.00% due 01/15/2032	160,000	153,544
Amgen, Inc. Senior Notes 3.00% due 01/15/2052	75,000	73,442
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	38,000	37,440
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	5,000	4,904
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	120,000	114,847
Gilead Sciences, Inc. Senior Notes 2.80% due 10/01/2050	145,000	140,382
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	70,000	65,902

		590,461

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	561,000	599,793
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	75,000	75,462
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	246,640
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024	386,000	406,273
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	350,000	385,091
Eli Lilly and Co. Senior Notes 2.25% due 05/15/2050	80,000	74,114
Merck & Co., Inc. Senior Bonds 2.35% due 06/24/2040	35,000	33,427
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	105,000	103,061

		1,923,861

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	136,690
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	135,000	135,063
Anthem, Inc. Senior Notes 2.55% due 03/15/2031	100,000	102,165
Centene Corp. Senior Notes 4.63% due 12/15/2029	220,000	237,325

UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	44,000	44,222
UnitedHealth Group, Inc. Senior Notes 3.05% due 05/15/2041	70,000	72,818
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	50,000	55,499

		783,782

Medical-Hospitals — 0.3%
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,516
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	110,000	122,375
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	85,000	112,046
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	90,000	105,478
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	67,752
MultiCare Health System Notes 2.80% due 08/15/2050	75,000	75,020
Spectrum Health System Obligated Group Senior Notes Class 19A 3.49% due 07/15/2049	100,000	113,513
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	160,000	164,000
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	50,210
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	27,751

		848,661

Medical-Outpatient/Home Medical — 0.0%
BayCare Health System, Inc. Senior Bonds 3.83% due 11/15/2050	55,000	66,832

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp. Senior Notes 0.74% due 03/15/2023	32,000	32,018

Metal-Aluminum — 0.1%
Arconic Corp. Senior Sec. Notes 6.00% due 05/15/2025*	90,000	94,162
Arconic Corp. Sec. Notes 6.13% due 02/15/2028*	75,000	79,168
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	125,000	126,525

		299,855

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	55,000	59,262
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	170,000	207,672

		266,934

Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 2.63% due 09/23/2031*	135,000	131,582

Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	39,956
Walt Disney Co. Company Guar. Notes 8.88% due 04/26/2023	68,000	76,199

		116,155

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	160,000	155,672

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	65,000	66,029

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	45,000	46,575
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	40,000	43,800

		90,375

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 4.25% due 03/15/2029*	120,000	118,650

Oil Companies-Exploration & Production — 0.1%
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	180,000	191,338
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	150,000	155,250

		346,588

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 3.59% due 04/14/2027	170,000	185,493
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	310,000	322,864

		508,357

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	25,636
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	3,000	3,774

		29,410

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	75,523

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	245,000	280,972
CVS Health Corp. Senior Notes 1.75% due 08/21/2030	25,000	23,819
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	31,936
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	105,000	137,975
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	51,777	64,600

		539,302

Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp. Company Guar. Notes 4.50% due 02/01/2028	135,000	137,443
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	35,000	35,744

		173,187

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	230,000	262,905
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	30,000	32,030
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	29,000	31,925
DCP Midstream Operating LP Company Guar. Notes 5.13% due 05/15/2029	60,000	67,951
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	140,000	141,001
Energy Transfer LP Senior Notes 4.20% due 04/15/2027	81,000	88,361
Energy Transfer LP Senior Notes 5.15% due 02/01/2043	55,000	62,046
Energy Transfer LP Senior Notes 5.30% due 04/01/2044	35,000	40,982
Energy Transfer Operating LP Senior Notes 5.80% due 06/15/2038	65,000	79,372
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	71,688
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	56,262
Northern Natural Gas Co. Senior Notes 3.40% due 10/16/2051*	70,000	73,184
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	95,000	107,740
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	215,000	249,566
Southern Natural Gas Co. LLC Senior Notes 0.63% due 04/28/2023*	6,000	5,981
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	76,552
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	165,000	173,636

		1,621,182

Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	105,000	112,313

Publishing-Newspapers — 0.0%
News Corp. Senior Notes 3.88% due 05/15/2029*	120,000	121,800

American Tower Corp. Senior Notes 2.10% due 06/15/2030	35,000	34,031
American Tower Corp. Senior Notes 3.10% due 06/15/2050	40,000	39,640
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	126,803
American Tower Corp. Senior Notes 3.60% due 01/15/2028	95,000	102,858
American Tower Corp. Senior Notes 3.95% due 03/15/2029	120,000	132,647
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	80,000	77,857
Crown Castle International Corp. Senior Notes 2.90% due 04/01/2041	45,000	43,388
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	35,000	37,019
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	15,000	17,324
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	118,319
Healthpeak Properties, Inc. Senior Notes 3.00% due 01/15/2030	130,000	136,852
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	40,000	45,600
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	115,000	117,300
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029*	110,000	105,600
UDR, Inc. Company Guar. Notes 2.10% due 06/15/2033	85,000	80,548
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	110,000	117,356

		1,333,142

Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	30,000	31,433
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	100,000	105,555

		136,988

Resort/Theme Parks — 0.0%
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	75,000	79,688

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 2.88% due 01/15/2023	74,000	75,560

Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	115,000	115,023

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.75% due 09/15/2051	60,000	60,163
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	38,916
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	44,321

		143,400

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 0.63% due 02/10/2023*	81,000	80,863

Retail-Misc./Diversified — 0.0%
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	95,000	115,419

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	35,350

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.25% due 04/30/2031	115,000	123,050

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	155,000	175,723

Schools — 0.1%
University of Southern California Senior Notes 2.81% due 10/01/2050	125,000	128,720
University of Southern California Senior Notes 3.23% due 12/31/2120	50,000	52,489

		181,209

Software Tools — 0.1%
VMware, Inc. Senior Notes 2.20% due 08/15/2031	120,000	116,848
VMware, Inc. Senior Notes 4.65% due 05/15/2027	125,000	141,670

		258,518

Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	39,000	38,603
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	40,000	41,200

		79,803

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.55% due 12/01/2033	178,000	172,993
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	183,207
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	110,000	113,304
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	115,000	116,505
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	125,000	125,625
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	25,000	25,581
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	50,000	51,535
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	112,256
Verizon Communications, Inc. Senior Notes 2.36% due 03/15/2032*	145,000	142,804
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	40,000	38,984
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	80,000	76,130
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	125,000	118,517
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	5,000	5,237
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	156,000	182,484

		1,465,162

Television — 0.0%
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	75,000	71,438

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	140,000	142,800

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	125,000	118,696
Altria Group, Inc. Company Guar. Notes 3.40% due 02/04/2041	65,000	60,553
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	39,601
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	100,000	105,447
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	133,000	142,011
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	165,000	187,051
Philip Morris International, Inc. Senior Notes 1.50% due 05/01/2025	20,000	20,167
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	30,000	29,671
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	100,000	108,346

		811,543

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 3.75% due 04/01/2029*	100,000	103,880
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	35,000	37,625

		141,505

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	70,000	83,220
CSX Corp. Senior Notes 2.50% due 05/15/2051	150,000	139,815

Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	80,000	86,101
Norfolk Southern Corp. Senior Notes 3.05% due 05/15/2050	70,000	71,891
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	55,000	59,872
Union Pacific Corp. Senior Notes 3.55% due 08/15/2039	85,000	94,658

		535,557

Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.40% due 03/01/2023	71,000	73,470

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	92,000	92,220

Total U.S. Corporate Bonds & Notes (cost $41,589,376)		42,329,357

FOREIGN CORPORATE BONDS & NOTES — 5.0%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	45,000	48,142

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*	200,000	222,390

Banks-Commercial — 0.8%
ABN AMRO Bank NV Senior Notes 1.54% due 06/16/2027*	400,000	393,833
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	200,000	189,500
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	135,006
BPCE SA FRS Senior Notes 1.35% (3 ML+1.24%) due 09/12/2023*	250,000	254,407
BPCE SA Senior Notes 1.65% due 10/06/2026*	250,000	248,083
Canadian Imperial Bank of Commerce FRS Senior Notes 0.85% (SOFR+0.80%) due 03/17/2023	251,000	252,768
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	200,000	203,541
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025	350,000	348,299
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	250,000	247,854
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	200,000	194,682
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	216,797
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	246,000	267,935

		2,952,705

Brewery — 0.0%
Heineken NV Senior Notes 2.75% due 04/01/2023*	83,000	85,299

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	207,614
Nationwide Building Society Senior Notes 4.30% due 03/08/2029*	200,000	223,228

		430,842

Cable/Satellite TV — 0.0%
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	95,000	98,206

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	200,000	203,355
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	40,000	46,833

		250,188

Chemicals-Diversified — 0.1%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	85,000	89,460
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	115,000	117,315

		206,775

Containers-Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	200,000	204,006

Diversified Banking Institutions — 1.9%
Banco Santander SA Senior Notes 1.72% due 09/14/2027	200,000	197,015
Banco Santander SA Senior Notes 1.85% due 03/25/2026	200,000	200,285
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	200,000	195,516
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	305,000	310,495
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	250,000	244,084
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	252,483
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	320,000	309,311
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	424,623
Deutsche Bank AG Senior Notes 1.69% due 03/19/2026	245,000	244,407
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032	150,000	151,676
HSBC Holdings PLC Senior Notes 1.65% due 04/18/2026	200,000	199,421
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	200,000	197,234
HSBC Holdings PLC Senior Notes 2.21% due 08/17/2029	200,000	196,264
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	264,646
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	200,000	197,712
Macquarie Group, Ltd. Senior Notes 2.69% due 06/23/2032*	210,000	208,526
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	338,450
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 0.98% (3 ML+0.86%) due 07/26/2023	25,000	25,305
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	295,000	287,242
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	450,000	444,849
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	255,000	273,061
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	200,000	205,737
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	200,000	195,989
Societe Generale SA Senior Notes 1.79% due 06/09/2027*	200,000	196,929
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	211,311
Societe Generale SA Senior Notes 4.00% due 01/12/2027*	200,000	216,830
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	450,000	464,132
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	285,000	289,950

		6,943,483

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	215,819

Diversified Operations — 0.1%
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	277,826

Electric-Generation — 0.1%
AES Panama Generation Holdings SRL Senior Sec. Notes 4.38% due 05/31/2030*	230,000	237,171

Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	150,000	157,873

Electric-Transmission — 0.1%
Alfa Desarrollo SpA Senior Sec. Notes 4.55% due 09/27/2051*	200,000	195,420

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	55,000	60,638

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	95,000	96,916

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	150,000	152,940
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	199,683

		352,623

Investment Companies — 0.1%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.88% due 11/13/2029	200,000	184,710

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	265,637

Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	155,000	146,943
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	60,000	53,338
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	45,000	46,181
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	19,000	19,305
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	120,000	121,516
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	108,816
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	313,984
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	330,000	322,912

		1,132,995

Metal-Aluminum — 0.1%
Alcoa Nederland Holding BV Company Guar. Notes 5.50% due 12/15/2027*	200,000	215,000
Indonesia Asahan Aluminium Persero PT Senior Notes 4.75% due 05/15/2025*	200,000	214,800

		429,800

Metal-Diversified — 0.1%
Minera Mexico SA de CV Senior Notes 4.50% due 01/26/2050*	230,000	251,275

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	98,000	99,710

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Sec. Notes 3.75% due 08/01/2025*	150,000	154,343

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	91,956
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	8,112
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	129,000	137,514
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050	160,000	153,600
Qatar Petroleum Senior Notes 3.30% due 07/12/2051*	345,000	351,569
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	73,230
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	122,293

		938,274

Pipelines — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	306,000	298,053
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	45,000	52,841

		350,894

Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	125,000	121,091

Telecom Services — 0.1%
NTT Finance Corp. Company Guar. Notes 0.37% due 03/03/2023*	200,000	199,766

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	40,000	44,500
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	150,000	174,031

		218,531

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	208,914

Total Foreign Corporate Bonds & Notes (cost $17,481,108)		17,592,262

U.S. GOVERNMENT AGENCIES — 6.9%
Federal Home Loan Mtg. Corp. — 1.0%
3.00% due 09/01/2030	62,614	66,344
3.00% due 01/01/2050	271,912	287,243
3.50% due 11/01/2047	232,732	248,066
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2019-K100, Class C 3.49% due 11/25/2052*(4)(5)	175,000	181,049
Series 2019-K96, Class C 3.81% due 08/25/2056*(4)(5)	755,000	799,888
Series 2015-K51, Class C 3.95% due 10/25/2048*(4)(5)	115,000	120,814
Series 2018-K82, Class C 4.13% due 09/25/2028*(4)(5)	165,000	178,214
Series 2012-K18, Class B 4.18% due 01/25/2045*(4)(5)	220,000	220,637
Series 2018-K80, Class C 4.23% due 08/25/2050*(4)(5)	330,000	357,293
Series 2019-K91, Class C 4.25% due 04/25/2051*(4)(5)	445,000	484,027
Series 2019-K89, Class C 4.29% due 01/25/2051*(4)(5)	195,000	211,391
Series 2019-K90, Class C 4.31% due 02/25/2052*(4)(5)	195,000	212,802
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(3)(6)	14,187	780
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	90,127	5,040
Series 4207, Class JI 3.00% due 05/15/2028(3)(6)	121,757	8,113
Series 4661, Class HA 3.00% due 05/15/2043(3)	66,684	68,089
Series 4323, Class IW 3.50% due 04/15/2028(3)(6)	31,847	1,101
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 5.96% (6.05%-1 ML) due 12/25/2049(3)(6)(7)	373,496	67,884
Series 4954, Class SY 5.96% (6.05%-1 ML) due 02/25/2050(3)(6)(7)	198,785	36,806

		3,555,581

Federal National Mtg. Assoc. — 1.4%
3.00% due 01/01/2050	304,513	321,835
3.50% due 01/01/2030	157,167	166,808
3.50% due 08/01/2032	187,667	198,975
3.50% due 05/01/2046	113,733	121,519
3.50% due 04/01/2049	147,575	159,544
3.50% due 10/01/2056	790,467	862,917
3.50% due 09/01/2057	309,809	337,048
3.50% due 05/01/2058	344,381	378,466
4.00% due 03/01/2042	77,094	85,188
4.00% due 12/01/2042	53,096	58,679
4.00% due 02/01/2043	17,282	19,012
4.00% due 03/01/2044	25,872	28,498
4.00% due 07/01/2056	858,159	952,183
4.50% due 04/01/2041	293,222	326,033
4.50% due 09/01/2041	53,641	59,955
4.50% due 10/01/2042	62,798	70,229
4.50% due 06/01/2044	204,838	228,620
5.00% due 08/01/2035	29,547	33,717
5.00% due 09/01/2041	35,018	39,508
5.00% due 07/01/2047	80,752	92,341
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(6)	40,570	2,498
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(6)	34,223	1,934
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(6)	76,310	5,764
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	154,977	160,301
Federal National Mtg. Assoc. REMIC FRS
Series 2016-63, Class AS 5.91% (6.00%-1 ML) due 09/25/2046(3)(6)(7)	177,985	38,554
Federal National Mtg. Assoc., REMIC
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	130,011	134,604
Federal National Mtg. Assoc., STRIPS
Series 421, Class C3 4.00% due 07/25/2030(3)(6)	78,741	7,041

		4,891,771

Government National Mtg. Assoc. — 2.0%
2.50% due 07/20/2051	4,519,735	4,648,691
3.00% due 08/20/2051	1,355,351	1,411,558
3.00% due 10/20/2051	700,000	730,790

4.50% due 05/15/2039	12,138	13,891
4.50% due 07/20/2040	6,414	7,097
4.50% due 10/20/2040	42,911	47,563
5.50% due 01/15/2034	46,520	52,187
7.50% due 01/15/2032	14,468	17,184
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 6.01% (6.10%-1 ML) due 10/20/2046(3)(6)(7)	129,885	23,362
Series 2019-115, Class SW 6.01% (6.10%-1 ML) due 09/20/2049(3)(6)(7)	224,810	35,503
Series 2015-144, Class SA 6.11% (6.20%-1 ML) due 10/20/2045(3)(6)(7)	168,160	31,342
Series 2017-176, Class SC 6.11% (6.20%-1 ML) due 11/20/2047(3)(6)(7)	142,704	30,896

		7,050,064

Uniform Mtg. Backed Securities — 2.5%
2.00% due November 30 TBA	5,060,000	5,059,011
2.50% due November 30 TBA	2,180,000	2,238,758
1.50% due December 15 TBA	1,270,000	1,275,110

		8,572,879

Total U.S. Government Agencies (cost $24,068,384)		24,070,295

U.S. GOVERNMENT TREASURIES — 3.2%
United States Treasury Bonds — 1.2%
1.25% due 05/15/2050	540,000	455,773
1.38% due 08/15/2050	310,400	270,266
2.00% due 02/15/2050	110,000	111,083
2.00% due 08/15/2051	160,000	162,125
2.25% due 05/15/2041	624,800	650,963
2.38% due 05/15/2051	340,000	373,150
3.00% due 08/15/2048	120,000	146,353
4.50% due 02/15/2036	1,585,000	2,178,137

		4,347,850

United States Treasury Notes — 2.0%
0.25% due 09/30/2023	130,000	129,482
0.25% due 06/15/2024	110,000	108,733
0.88% due 06/30/2026	365,000	360,309
1.13% due 02/15/2031	896,000	864,640
1.25% due 06/30/2028	525,000	518,827
1.38% due 01/31/2022(8)	4,317,000	4,330,915
1.63% due 05/15/2031	55,000	55,413
2.38% due 05/15/2029(8)	528,000	562,093

		6,930,412

Total U.S. Government Treasuries (cost $11,138,234)		11,278,262

MUNICIPAL BONDS & NOTES — 0.3%
California State University Revenue Bonds Series B 2.98% due 11/01/2051	90,000	92,282
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	335,703
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	88,768
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	164,449
Port Authority of New York & New Jersey Revenue Bonds Series 21 3.29% due 08/01/2069	95,000	102,430
Regents of the University of California Medical Center Revenue Bonds Series N 3.26% due 05/15/2060	95,000	102,686
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	63,000	73,970
State of Hawaii Airports System Revenue Revenue Bonds Series A 3.14% due 07/01/2047	85,000	85,484
University of Missouri Revenue Bonds 2.75% due 11/01/2050	50,000	50,529

Total Municipal Bonds & Notes (cost $951,621)		1,096,301

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Dominican Republic Senior Notes 4.88% due 09/23/2032*	220,000	222,475
Dominican Republic Senior Notes 5.30% due 01/21/2041*	150,000	148,502

Dominican Republic Senior Notes 5.88% due 01/30/2060*	150,000	147,000
Emirate of Abu Dhabi Senior Notes 2.88% due 10/19/2041*	205,000	201,650
Emirate of Abu Dhabi Senior Bonds 3.00% due 09/15/2051*	320,000	316,032
Government of Bermuda Senior Notes 2.38% due 08/20/2030*	260,000	257,400
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	200,000	230,708
Kingdom of Morocco Senior Notes 3.00% due 12/15/2032*	200,000	189,676
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	200,000	192,965
Kingdom of Saudi Arabia Senior Notes 3.45% due 02/02/2061*	200,000	197,140
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	180,000	230,279
Republic of Paraguay Senior Notes 5.40% due 03/30/2050*	200,000	226,000
United Mexican States Senior Notes 3.77% due 05/24/2061	214,000	197,524

Total Foreign Government Obligations (cost $2,777,202)		2,757,351

Total Long-Term Investment Securities (cost $301,390,331)		337,907,156

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Certificates of Deposit — 0.1%
Woori Bank FRS 0.38% (3 ML+0.25%) due 01/31/2022	$135,000	135,039

Registered Investment Companies — 1.8%
JPMorgan Prime Money Market Fund, Class IM 0.07%(9)	6,376,234	6,379,422

U.S. Government Treasuries — 1.4%
United States Treasury Bills 0.07% due 12/21/2021	$5,000,000	4,999,540

Total Short-Term Investment Securities (cost $11,513,936)		11,514,001

TOTAL INVESTMENTS (cost $312,904,267)	99.5%	349,421,157
Other assets less liabilities	0.5	1,623,221

NET ASSETS	100.0%	$351,044,378

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $42,119,513 representing 12.0% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2021.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of October 31, 2021.

ADR — American Depositary Receipt

BR — Bearer Shares

BSE — Brussells Stock Exchange

CDI — Chess Depositary Interest

GDR — Global Depositary Receipt

LSE — London Stock Exchange

NES — Non-Voting Equity Securities

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TRQX — Turquoise Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

SOFR — Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
54	Long	Euro Stoxx	December 2021	$2,595,656	$2,644,905	$49,249
26	Long	FTSE 100 Index	December 2021	2,491,953	2,570,467	78,514
3	Long	MSCI EAFE Index	December 2021	349,891	350,940	1,049
15	Short	MSCI EAFE Index	December 2021	1,754,959	1,754,700	259
122	Short	MSCI Emerging Markets Index	December 2021	7,760,968	7,698,200	62,768
39	Long	S&P 500 E-Mini Index	December 2021	8,575,104	8,964,150	389,046
8	Long	U.S. Treasury 5 Year Notes	December 2021	973,641	974,000	359
157	Short	U.S. Treasury 10 Year Notes	December 2021	20,838,608	20,520,391	318,217
63	Short	U.S. Treasury Ultra 10 Year Futures	December 2021	9,280,135	9,136,969	143,166

						$1,042,627

						Unrealized (Depreciation)
9	Long	TOPIX Index	December 2021	$1,609,403	$1,573,371	$(36,032)
66	Long	U.S. Long Bond	December 2021	10,734,607	10,615,688	(118,919)
16	Long	U.S. Treasury 2 Year Notes	December 2021	3,522,336	3,508,000	(14,336)
27	Long	U.S. Ultra Bonds	December 2021	5,307,372	5,302,969	(4,403)

						$(173,690)

Net Unrealized Appreciation (Depreciation)						$868,937

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	DKK	7,547,091	USD	1,180,374	01/31/2022	$4,736	$—
	EUR	2,615,472	USD	3,043,999	01/31/2022	13,653	—
	USD	1,040,125	AUD	1,385,579	01/31/2022	2,423	—
	USD	1,524,463	CAD	1,886,134	01/31/2022	—	(287)
	USD	898,074	CHF	824,208	01/31/2022	4,568	—
	USD	217,715	EUR	186,385	01/31/2022	—	(1,766)
	USD	272,565	HKD	2,118,960	02/04/2022	—	(161)

						25,380	(2,214)

Goldman Sachs International	USD	3,237,697	JPY	368,620,904	01/31/2022	153	—

Merrill Lynch International	SEK	7,609,479	USD	884,558	01/31/2022	—	(2,688)
	USD	807,371	GBP	585,705	01/31/2022	—	(5,625)

						—	(8,313)

Unrealized Appreciation/(Depreciation)						$25,533	$(10,527)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Banking Instituions	$5,110,331	$79,171	$—	$5,189,502
Medical-Hospitals	148,843	—	0	148,843
Other Industries	208,903,636	—	—	208,903,636
Registered Investment Companies	368,995	—	—	368,995
Preferred Securities/Capital Securities	—	548,706	—	548,706
Asset Backed Securities	—	23,623,646	—	23,623,646
U.S. Corporate Bonds & Notes	—	42,329,357	—	42,329,357
Foreign Corporate Bonds & Notes	—	17,592,262	—	17,592,262
U.S. Government Agencies	—	24,070,295	—	24,070,295
U.S. Government Treasuries	—	11,278,262	—	11,278,262
Municipal Bonds & Notes	—	1,096,301	—	1,096,301
Foreign Government Obligations	—	2,757,351	—	2,757,351
Short-Term Investment Securities:
Certificates of Deposit	—	135,039	—	135,039
Registered Investment Companies	6,379,422	—	—	6,379,422
U.S. Government Treasuries	—	4,999,540	—	4,999,540

Total Investments at Value	$220,911,227	$128,509,930	$0	$349,421,157

Other Financial Instruments:+
Futures Contracts	$1,042,627	$—	$—	$1,042,627
Forward Foreign Currency Contracts	—	25,533	—	25,533

Total Other Financial Instruments	$1,042,627	$25,533	$—	$1,068,160

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$173,690	$—	$—	$173,690
Forward Foreign Currency Contracts	—	10,527	—	10,527

Total Other Financial Instruments	$173,690	$10,527	$—	$184,217

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.4%
Bermuda — 1.0%
Brilliance China Automotive Holdings, Ltd.†(1)	1,118,000	$747,459
China Resources Gas Group, Ltd.	146,000	784,371
Kunlun Energy Co., Ltd.	902,000	825,428

		2,357,258

Brazil — 3.6%
Banco do Brasil SA	366,305	1,849,763
Petroleo Brasileiro SA (Preference Shares)	591,714	2,856,977
Porto Seguro SA	177,635	734,612
Sao Martinho SA	116,480	790,457
SLC Agricola SA	71,341	550,877
Vale SA ADR	156,650	1,994,155

		8,776,841

Cayman Islands — 18.8%
Alibaba Group Holding, Ltd.†	513,808	10,764,180
Alibaba Group Holding, Ltd. ADR†	1,476	243,452
Bosideng International Holdings, Ltd.	1,610,000	1,249,843
Chailease Holding Co., Ltd.	288,350	2,758,189
China Hongqiao Group, Ltd.	1,119,000	1,244,053
China Lesso Group Holdings, Ltd.	425,000	659,855
China Medical System Holdings, Ltd.	362,000	616,942
China Yongda Automobiles Services Holdings, Ltd.	494,000	789,841
Country Garden Services Holdings Co., Ltd.	363,000	2,822,634
Haitian International Holdings, Ltd.	199,000	583,150
Longfor Group Holdings, Ltd.*	304,500	1,479,352
Meituan, Class B†*	65,700	2,276,553
Parade Technologies, Ltd.	11,000	706,079
Silicon Motion Technology Corp. ADR	10,547	753,161
SITC International Holdings Co., Ltd.	206,000	697,654
Tencent Holdings, Ltd.	223,100	13,792,314
Topsports International Holdings, Ltd.*	984,000	1,196,406
Xinyi Glass Holdings, Ltd.	351,000	990,226
Xtep International Holdings, Ltd.	543,500	715,306
Zhongsheng Group Holdings, Ltd.	216,500	1,957,557

		46,296,747

Chile — 0.5%
Banco Santander Chile ADR	42,648	755,723
Falabella SA	194,851	538,828

		1,294,551

China — 14.3%
Anhui Conch Cement Co., Ltd.	317,000	1,576,750
BOE Technology Group Co., Ltd., Class A	1,328,700	1,019,473
China Construction Bank Corp.	5,467,000	3,717,040
China Meidong Auto Holdings, Ltd.	170,000	882,720
China Vanke Co., Ltd.	589,300	1,379,994
Chongqing Brewery Co., Ltd., Class A†	72,100	1,695,099
Contemporary Amperex Technology Co., Ltd.Class A	14,400	1,438,402
ENN Natural Gas Co., Ltd., Class A	309,800	891,256
Fuyao Glass Industry Group Co., Ltd.*	204,000	1,177,251
GF Securities Co., Ltd.	1,515,600	2,575,186
Haitong Securities Co., Ltd.	829,600	738,915
Industrial Bank Co., Ltd., Class A	809,300	2,356,079
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	116,200	780,804
LONGi Green Energy Technology Co., Ltd., Class A	152,840	2,333,214
PICC Property & Casualty Co., Ltd.	2,108,000	1,972,398
Ping An Bank Co., Ltd., Class A	957,200	2,916,788
Postal Savings Bank of China Co., Ltd.*	2,283,000	1,660,790
Seazen Holdings Co., Ltd., Class A	117,300	627,624
TBEA Co., Ltd., Class A	388,300	1,638,927
Wanhua Chemical Group Co., Ltd.†	43,600	718,593
Xiamen C & D, Inc., Class A	445,384	557,487
Zhuzhou Kibing Group Co., Ltd., Class A	752,700	1,870,194
Zoomlion Heavy Industry Science and Technology Co., Ltd.	937,800	677,390

		35,202,374

Hong Kong — 1.5%
China Resources Beer Holdings Co., Ltd.	168,000	1,392,712
Lenovo Group, Ltd.	2,202,000	2,394,309

		3,787,021

India — 7.1%
HDFC Bank, Ltd. ADR	70,449	5,065,988
Infosys, Ltd. ADR	212,886	4,743,100
Reliance Industries, Ltd. GDR*	83,837	5,700,916
Tata Motors, Ltd. ADR†	59,510	1,879,326

		17,389,330

Malaysia — 0.5%
Public Bank Bhd	1,347,800	1,357,239

Mexico — 2.3%
Arca Continental SAB de CV	147,108	895,381
Grupo Aeroportuario del Sureste SAB de CV, Class B	44,605	901,048
Grupo Financiero Banorte SAB de CV, Class O	318,347	2,012,322
Grupo Mexico SAB de CV, Class B	414,203	1,815,105

		5,623,856

Poland — 0.3%
Powszechny Zaklad Ubezpieczen SA	80,500	805,071

Russia — 9.4%
Alrosa PJSC	929,952	1,643,935
Gazprom PJSC ADR	439,747	4,331,508
Lukoil PJSC ADR	37,053	3,780,518
Magnitogorsk Iron & Steel Works PJSC†	1,668,787	1,555,980
MMC Norilsk Nickel PJSC ADR	96,766	3,021,344
Rosneft PJSC	350,790	3,141,636
Sberbank of Russia PJSC ADR	200,080	4,017,606
Severstal PAO GDR	72,037	1,646,766

		23,139,293

South Africa — 3.3%
Capitec Bank Holdings, Ltd.	15,695	1,753,709
Exxaro Resources, Ltd.	64,526	706,512
FirstRand, Ltd.	677,676	2,573,616
Mr. Price Group, Ltd.	70,681	925,262
MTN Group, Ltd.†	114,300	1,024,996
Shoprite Holdings, Ltd.	105,544	1,254,022

		8,238,117

South Korea — 17.4%
AfreecaTV Co., Ltd.	8,402	1,387,691
BGF retail Co., Ltd.	5,136	709,823
GS Engineering & Construction Corp.	20,304	718,472
Hana Financial Group, Inc.	78,267	3,014,004
Hankook Tire & Technology Co., Ltd.	21,885	774,417
Industrial Bank of Korea	145,447	1,375,371
Kakao Corp.	12,229	1,313,371
Kia Corp.	41,328	3,009,724
KIWOOM Securities Co., Ltd.	12,233	1,099,196
LG Chem, Ltd.	4,553	3,257,291
Osstem Implant Co., Ltd.	5,720	604,527
POSCO	10,522	2,665,279
Samsung Electro-Mechanics Co., Ltd.	12,463	1,695,791
Samsung Electronics Co., Ltd.	173,180	10,344,413
Samsung Securities Co. Ltd.	31,045	1,257,953
Shinhan Financial Group Co., Ltd.	85,391	2,795,093
SK Hynix, Inc.	63,039	5,556,473
SK Telecom Co., Ltd.	4,880	1,292,508

		42,871,397

Taiwan — 15.3%
ASE Technology Holding Co., Ltd.	409,000	1,467,832
Cathay Financial Holding Co., Ltd.	1,102,000	2,302,397
ChipMOS Technologies, Inc.	359,000	595,784
Evergreen Marine Corp Taiwan, Ltd.	281,000	1,005,430
Fubon Financial Holding Co., Ltd.	1,276,900	3,379,536
Lite-On Technology Corp.	318,000	700,987
Micro-Star International Co., Ltd.	221,000	1,112,609
Nanya Technology Corp.	406,000	970,890
Novatek Microelectronics Corp.	85,000	1,270,025
Realtek Semiconductor Corp.	76,000	1,363,756
Taiwan Semiconductor Manufacturing Co., Ltd.	653,000	13,854,397
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	42,668	4,851,352
United Microelectronics Corp.	904,000	1,885,467
Yuanta Financial Holding Co., Ltd.	3,196,520	2,839,205

		37,599,667

Thailand — 1.6%
PTT Exploration & Production PCL	727,800	2,577,157
Siam Cement PCL	112,700	1,341,565

		3,918,722

Turkey — 0.3%
Ford Otomotiv Sanayi AS	40,901	790,206

United Kingdom — 0.8%
Anglo American PLC	52,623	2,003,880

United States — 1.0%
MercadoLibre, Inc.†	1,588	2,351,860

Vietnam — 0.4%
Vietnam Joint Stock Commercial Bank for Industry and Trade	671,433	929,615

TOTAL INVESTMENTS (cost $212,997,110)	99.4%	244,733,045
Other assets less liabilities	0.6	1,357,826

NET ASSETS	100.0%	$246,090,871

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $13,491,268 representing 5.5% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Industry Allocation*
Banks-Commercial	12.2%
Semiconductor Components-Integrated Circuits	10.2
Electronic Components-Semiconductors	7.6
Internet Content-Information/News	6.5
Oil Companies-Integrated	5.8
E-Commerce/Products	4.5
Diversified Financial Services	3.8
Auto-Cars/Light Trucks	2.6
Steel-Producers	2.4
Oil Refining & Marketing	2.3
Metal-Diversified	2.0
Computer Services	1.9
E-Commerce/Services	1.6
Retail-Automobile	1.5
Oil Companies-Exploration & Production	1.5
Real Estate Operations & Development	1.4
Petrochemicals	1.3
Retail-Apparel/Shoe	1.3
Finance-Investment Banker/Broker	1.3
Energy-Alternate Sources	1.2
Brewery	1.2
Building Products-Doors & Windows	1.2
Real Estate Management/Services	1.1
Insurance-Property/Casualty	1.1
Finance-Leasing Companies	1.1
Investment Management/Advisor Services	1.0
Computers	1.0
Cellular Telecom	0.9
Insurance-Life/Health	0.9
Metal-Iron	0.8
Non-Ferrous Metals	0.7
Finance-Consumer Loans	0.7
Transport-Marine	0.7
Electronic Components-Misc.	0.7
Gas-Distribution	0.7
Banks-Money Center	0.7
Diamonds/Precious Stones	0.7
Wire & Cable Products	0.7
Building Products-Cement	0.6
Batteries/Battery Systems	0.6
Banks-Special Purpose	0.6
Diversified Operations	0.5
Internet Content-Entertainment	0.5
Food-Retail	0.5
Diversified Minerals	0.5
Auto/Truck Parts & Equipment-Original	0.5
Circuit Boards	0.4
Computers-Periphery Equipment	0.4
Retail-Misc./Diversified	0.4
Airport Development/Maintenance	0.4
Beverages-Non-alcoholic	0.4
Food-Dairy Products	0.3
Rubber-Tires	0.3
Insurance Brokers	0.3
Chemicals-Other	0.3
Building & Construction-Misc.	0.3
Retail-Convenience Store	0.3
Coal	0.3
Audio/Video Products	0.3
Machinery-Construction & Mining	0.3
Building & Construction Products-Misc.	0.3
Medical Products	0.3
Dental Supplies & Equipment	0.2
Machinery-General Industrial	0.2
Transport-Services	0.2
Agricultural Operations	0.2
Retail-Major Department Stores	0.2

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices	Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,609,799	$—	$747,459	2,357,258
Russia	16,797,742	6,341,551	—	23,139,293
South Korea	41,578,889	1,292,508	—	42,871,397
Other Countries	176,365,097	—	—	176,365,097

Total Investments at Value	$236,351,527	$7,634,059	$747,459	$244,733,045

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.0%
Aerospace/Defense — 4.7%
General Dynamics Corp.	96,673	$19,600,451
Northrop Grumman Corp.	45,209	16,149,559
Raytheon Technologies Corp.	268,662	23,873,305

		59,623,315

Apparel Manufacturers — 0.5%
VF Corp.	86,210	6,282,985

Applications Software — 1.7%
Microsoft Corp.	63,909	21,193,503

Banks-Commercial — 1.0%
Truist Financial Corp.	205,030	13,013,254

Banks-Fiduciary — 0.5%
Northern Trust Corp.	49,133	6,045,324

Banks-Super Regional — 3.3%
PNC Financial Services Group, Inc.	137,239	28,961,546
US Bancorp	218,203	13,172,915

		42,134,461

Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	185,272	10,443,783
PepsiCo, Inc.	70,863	11,451,461

		21,895,244

Cable/Satellite TV — 2.2%
Comcast Corp., Class A	552,892	28,435,236

Chemicals-Diversified — 1.5%
PPG Industries, Inc.	117,820	18,918,357

Computer Services — 1.2%
Accenture PLC, Class A	19,413	6,965,190
International Business Machines Corp.	67,074	8,390,958

		15,356,148

Computers — 0.4%
Apple, Inc.	34,423	5,156,565

Computers-Memory Devices — 0.5%
Seagate Technology Holdings PLC	74,574	6,642,306

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	105,517	15,087,876

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	106,050	11,743,977

Diversified Banking Institutions — 5.9%
Bank of America Corp.	702,082	33,545,478
Citigroup, Inc.	227,513	15,734,799
Morgan Stanley	249,990	25,693,972

		74,974,249

Diversified Manufacturing Operations — 3.1%
Eaton Corp. PLC	116,820	19,247,263
Parker-Hannifin Corp.	54,360	16,122,633
Trane Technologies PLC	24,866	4,499,005

		39,868,901

Drug Delivery Systems — 1.0%
Becton Dickinson & Co.	51,214	12,270,362

Electric-Integrated — 3.8%
CMS Energy Corp.	137,126	8,275,554
Entergy Corp.	14,892	1,534,174
NextEra Energy, Inc.	245,714	20,966,776
Public Service Enterprise Group, Inc.	101,407	6,469,766
Xcel Energy, Inc.	181,488	11,722,310

		48,968,580

Electronic Components-Semiconductors — 2.0%
Intel Corp.	35,853	1,756,797
Texas Instruments, Inc.	124,760	23,390,005

		25,146,802

Finance-Credit Card — 2.6%
American Express Co.	124,432	21,623,793
Capital One Financial Corp.	75,443	11,394,156

		33,017,949

Finance-Investment Banker/Broker — 1.2%
Charles Schwab Corp.	180,357	14,794,685

Finance-Other Services — 2.0%
CME Group, Inc.	113,446	25,020,515

Food-Confectionery — 1.1%
Mondelez International, Inc., Class A	231,273	14,047,522

Food-Wholesale/Distribution — 1.5%
Sysco Corp.	252,389	19,408,714

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	63,240	18,959,984

Insurance Brokers — 1.2%
Arthur J. Gallagher & Co.	63,750	10,688,963
Marsh & McLennan Cos., Inc.	28,895	4,819,686

		15,508,649

Insurance-Multi-line — 2.8%
Chubb, Ltd.	71,256	13,921,997
Hartford Financial Services Group, Inc.	147,798	10,778,908
MetLife, Inc.	174,230	10,941,644

		35,642,549

Insurance-Property/Casualty — 0.6%
Progressive Corp.	79,703	7,562,221

Investment Management/Advisor Services — 3.5%
BlackRock, Inc.	32,507	30,669,054
T. Rowe Price Group, Inc.	62,946	13,651,729

		44,320,783

Machinery-Farming — 1.0%
Deere & Co.	35,532	12,162,959

Machinery-Pumps — 1.8%
Dover Corp.	135,628	22,931,982

Medical Instruments — 1.9%
Medtronic PLC	197,948	23,726,047

Medical Products — 0.3%
Abbott Laboratories	31,796	4,098,186

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	28,716	5,943,351

Medical-Drugs — 6.8%
AbbVie, Inc.	115,645	13,261,012
Bristol-Myers Squibb Co.	425,872	24,870,925
Eli Lilly & Co.	52,885	13,472,983
Johnson & Johnson	139,982	22,800,268
Merck & Co., Inc.	62,634	5,514,924
Pfizer, Inc.	160,775	7,032,298

		86,952,410

Medical-HMO — 2.8%
UnitedHealth Group, Inc.	78,114	35,969,154

Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	79,056	9,646,413

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	63,312	8,521,795

Oil Companies-Exploration & Production — 4.1%
ConocoPhillips	445,753	33,204,141
EOG Resources, Inc.	205,035	18,957,536

		52,161,677

Oil Companies-Integrated — 1.5%
Chevron Corp.	168,059	19,241,075

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	56,326	4,355,690

Pharmacy Services — 1.8%
Cigna Corp.	21,370	4,564,846
CVS Health Corp.	208,305	18,597,470

		23,162,316

Real Estate Investment Trusts — 2.6%
Alexandria Real Estate Equities, Inc.	23,119	4,719,512
AvalonBay Communities, Inc.	30,644	7,252,822
Boston Properties, Inc.	27,938	3,174,874
Prologis, Inc.	67,106	9,727,686
Realty Income Corp.	34,068	2,433,477
Ventas, Inc.	91,121	4,863,128
Vornado Realty Trust	27,582	1,175,821

		33,347,320

Retail-Apparel/Shoe — 0.5%
Gap, Inc.	276,654	6,277,279

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	32,561	7,343,157

Retail-Building Products — 1.5%
Home Depot, Inc.	51,916	19,299,254

Retail-Consumer Electronics — 0.9%
Best Buy Co., Inc.	98,070	11,988,077

Retail-Discount — 1.3%
Walmart, Inc.	108,855	16,265,114

Retail-Major Department Stores — 1.1%
TJX Cos., Inc.	218,064	14,281,011

Retail-Restaurants — 1.8%
McDonald’s Corp.	64,867	15,928,092
Starbucks Corp.	66,505	7,054,185

		22,982,277

Semiconductor Components-Integrated Circuits — 2.0%
Analog Devices, Inc.	144,727	25,108,687

Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	179,371	6,380,227

Telephone-Integrated — 0.9%
Verizon Communications, Inc.	205,733	10,901,792

Tobacco — 1.8%
Philip Morris International, Inc.	246,265	23,281,893

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	33,342	5,992,558

Toys — 0.5%
Hasbro, Inc.	67,878	6,499,997

Transport-Rail — 1.7%
Norfolk Southern Corp.	71,958	21,087,292

Transport-Services — 1.4%
United Parcel Service, Inc., Class B	81,806	17,463,127

TOTAL INVESTMENTS (cost $854,348,634)	99.0%	1,258,413,133
Other assets less liabilities	1.0	12,477,176

NET ASSETS	100.0%	$1,270,890,309

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,258,413,133	$—	$—	$1,258,413,133

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.1%
Australia — 1.8%
BHP Group, Ltd.	92,254	$2,538,582
Fortescue Metals Group, Ltd.	130,705	1,369,637
JB Hi-Fi, Ltd.	33,469	1,271,190
Metcash, Ltd.	537,454	1,645,500
Super Retail Group, Ltd.	40,966	398,460

		7,223,369

Belgium — 0.2%
Bekaert NV	20,977	918,568

Bermuda — 0.6%
Kerry Properties, Ltd.	214,500	605,138
Luk Fook Holdings International, Ltd.	212,000	579,012
VTech Holdings, Ltd.	159,200	1,224,615

		2,408,765

Canada — 3.7%
Canadian Imperial Bank of Commerce	28,231	3,425,541
George Weston, Ltd.	14,699	1,588,195
Loblaw Cos., Ltd.	22,068	1,659,736
National Bank of Canada	38,547	3,191,278
Royal Bank of Canada	39,124	4,072,361
Transcontinental, Inc., Class A	34,374	544,384

		14,481,495

Cayman Islands — 1.2%
Chow Tai Fook Jewellery Group, Ltd.	797,200	1,631,184
CK Asset Holdings, Ltd.	150,000	926,354
SITC International Holdings Co., Ltd.	198,000	670,561
Xinyi Glass Holdings, Ltd.	518,000	1,461,358

		4,689,457

Denmark — 1.2%
Carlsberg A/S, Class B	11,996	1,978,827
Scandinavian Tobacco Group A/S*	129,810	2,916,943

		4,895,770

Finland — 0.4%
Valmet Oyj	42,165	1,710,870

France — 2.9%
Antin Infrastructure Partners SA†	3,965	150,798
BNP Paribas SA	34,430	2,304,482
Capgemini SE	6,094	1,418,091
Cie de Saint-Gobain	5,617	386,738
LVMH Moet Hennessy Louis Vuitton SE	3,469	2,715,683
Schneider Electric SE	11,920	2,051,770
TotalEnergies SE	47,732	2,393,078

		11,420,640

Germany — 1.4%
Allianz SE	7,324	1,703,045
Daimler AG	26,714	2,647,770
Siemens AG	6,455	1,046,766

		5,397,581

Ireland — 3.1%
Eaton Corp. PLC	15,971	2,631,382
Glanbia PLC	97,494	1,592,494
ICON PLC†	5,596	1,604,765
Jazz Pharmaceuticals PLC†	8,892	1,182,992
Johnson Controls International PLC	50,175	3,681,340
Medtronic PLC	11,785	1,412,550

		12,105,523

Italy — 0.4%
Azimut Holding SpA	19,899	572,551
Intesa Sanpaolo SpA	304,020	863,681

		1,436,232

Japan — 6.3%
Arcs Co., Ltd.	19,600	376,437
Bridgestone Corp.	12,800	563,660
Dentsu Group, Inc.	18,800	687,835
Fujitsu, Ltd.	5,400	929,809
Iida Group Holdings Co., Ltd.	63,300	1,556,744
Internet Initiative Japan, Inc.	51,500	1,791,599
ITOCHU Corp.	66,100	1,880,204
Kamigumi Co., Ltd.	34,400	690,264
KDDI Corp.	60,700	1,878,917
Kyudenko Corp.	9,600	304,067
Meitec Corp.	26,500	1,585,699
Nintendo Co., Ltd.	2,400	1,057,074
Nippon Telegraph & Telephone Corp.	64,200	1,795,741
Okamura Corp.	127,200	1,671,819
ORIX Corp.	91,700	1,814,288
Rengo Co., Ltd.	143,500	1,086,558
Sekisui House, Ltd.	64,600	1,338,477
Shimamura Co., Ltd.	5,100	430,463
Sumitomo Mitsui Financial Group, Inc.	19,800	646,421
Sumitomo Rubber Industries, Ltd.	113,800	1,398,849
Tokyo Tatemono Co., Ltd.	83,500	1,223,470
Tsubakimoto Chain Co.	11,700	344,404

		25,052,799

Netherlands — 3.7%
ASML Holding NV	3,349	2,711,946
CNH Industrial NV	23,255	401,360
ING Groep NV	200,975	3,048,131
Koninklijke Ahold Delhaize NV	88,625	2,881,932
NXP Semiconductors NV	5,683	1,141,488
PostNL NV	97,421	422,658
Signify NV*	27,713	1,340,716
Stellantis NV	126,328	2,517,354

		14,465,585

Singapore — 0.3%
United Overseas Bank, Ltd.	56,300	1,116,815

Sweden — 0.1%
Betsson AB, Class B	39,203	272,979

Switzerland — 4.3%
Bucher Industries AG	686	345,847
Julius Baer Group, Ltd.	40,803	2,949,260
Kuehne & Nagel International AG	4,674	1,471,728
Nestle SA	31,484	4,154,540
Roche Holding AG	7,141	2,761,327
Straumann Holding AG	492	1,022,045
UBS Group AG	99,319	1,805,554
Zehnder Group AG	4,147	446,133
Zurich Insurance Group AG	4,408	1,954,136

		16,910,570

United Kingdom — 3.7%
Allfunds Group PLC†	34,913	705,725
AstraZeneca PLC	18,235	2,269,455
BP PLC	591,257	2,833,696
Halfords Group PLC	203,432	741,676
Legal & General Group PLC	370,806	1,466,072
Morgan Sindall Group PLC	12,279	382,301
NatWest Group PLC	618,725	1,872,179
Petershill Partners PLC†*	404,006	1,659,261
Royal Dutch Shell PLC, Class B	112,815	2,601,523

		14,531,888

United States — 63.8%
AbbVie, Inc.	36,512	4,186,831
Adobe, Inc.†	5,720	3,720,059
Agilent Technologies, Inc.	20,598	3,243,979
Airbnb, Inc., Class A†	5,870	1,001,774
Allscripts Healthcare Solutions, Inc.†	84,166	1,159,808
Alphabet, Inc., Class C†	5,037	14,936,770
Amazon.com, Inc.†	3,344	11,277,406
Amgen, Inc.	11,745	2,430,863
Anthem, Inc.	8,054	3,504,537
Apple, Inc.	106,099	15,893,630
Applied Materials, Inc.	27,746	3,791,491
Bank of America Corp.	119,831	5,725,525
Bath & Body Works, Inc.	11,530	796,608
Berry Global Group, Inc.†	20,006	1,311,193
Biogen, Inc.†	5,650	1,506,742
BlackRock, Inc.	1,720	1,622,751
Booking Holdings, Inc.†	924	2,236,801
Bristol-Myers Squibb Co.	56,899	3,322,902
Brunswick Corp.	5,100	474,759
Cadence Design Systems, Inc.†	22,440	3,884,588
Capital One Financial Corp.	15,315	2,313,024
Cerner Corp.	21,414	1,590,846
Charter Communications, Inc., Class A†	4,363	2,944,545
Cigna Corp.	7,998	1,708,453
Citigroup, Inc.	34,057	2,355,382
Citizens Financial Group, Inc.	36,378	1,723,590
CommVault Systems, Inc.†	14,198	873,177
Conagra Brands, Inc.	36,496	1,175,171
Consensus Cloud Solutions, Inc.†	3,872	245,214
Coterra Energy, Inc.	100,987	2,153,043
CSX Corp.	59,683	2,158,734
Darden Restaurants, Inc.	12,359	1,781,426
DaVita, Inc.†	7,994	825,301
Deere & Co.	4,798	1,642,403
Dell Technologies, Inc., Class C†	14,456	1,590,015
DigitalBridge Group, Inc.†	180,227	1,207,521
eBay, Inc.	36,685	2,814,473
Eli Lilly & Co.	9,877	2,516,265
EOG Resources, Inc.	26,951	2,491,890
Exxon Mobil Corp.	32,861	2,118,549
Fluence Energy, Inc.†	57,502	2,045,346
Freeport-McMoRan, Inc.	37,993	1,433,096
FTI Consulting, Inc.†	20,729	2,983,318
General Mills, Inc.	29,051	1,795,352
General Motors Co.†	20,138	1,096,111
Goldman Sachs Group, Inc.	8,277	3,421,298
Hilton Grand Vacations, Inc.†	43,821	2,203,320
Hologic, Inc.†	16,456	1,206,389
Humana, Inc.	5,632	2,608,517
Ironwood Pharmaceuticals, Inc.†	113,768	1,452,817
Laboratory Corp. of America Holdings†	6,203	1,780,385
Lam Research Corp.	4,504	2,538,319
Lear Corp.	9,197	1,580,504
Mastercard, Inc., Class A	10,052	3,372,647
Mattel, Inc.†	70,339	1,534,094
McKesson Corp.	15,303	3,181,188
Meta Platforms, Inc.†	16,026	5,185,533
Microsoft Corp.	57,986	19,229,317
Morgan Stanley	39,754	4,085,916
NextEra Energy, Inc.	34,702	2,961,122
NortonLifeLock, Inc.	59,320	1,509,694
NuVasive, Inc.†	21,368	1,140,197
NVIDIA Corp.	16,815	4,299,091
Old Dominion Freight Line, Inc.	7,089	2,419,830
Oracle Corp.	29,405	2,821,116
Palo Alto Networks, Inc.†	3,723	1,895,342
PayPal Holdings, Inc.†	14,176	3,297,196
Prestige Consumer Healthcare, Inc.†	16,880	1,012,631
Procter & Gamble Co.	30,688	4,388,077
Progress Software Corp.	8,239	423,567
Prologis, Inc.	8,802	1,275,938
PulteGroup, Inc.	55,044	2,646,516
Qorvo, Inc.†	4,121	693,276
Regeneron Pharmaceuticals, Inc.†	1,228	785,846
SBA Communications Corp.	2,325	802,892
Spectrum Brands Holdings, Inc.	5,213	488,719
SS&C Technologies Holdings, Inc.	4,935	392,184
Synchrony Financial	50,591	2,349,952
Syneos Health, Inc.†	17,092	1,595,367
T-Mobile US, Inc.†	25,106	2,887,943
Targa Resources Corp.	24,475	1,338,048
Target Corp.	9,159	2,377,860
Tenet Healthcare Corp.†	7,449	533,795
Tesla, Inc.†	3,620	4,032,680
Tri Pointe Homes, Inc.†	17,258	417,471
United Rentals, Inc.†	8,373	3,174,288
United Therapeutics Corp.†	7,509	1,432,417
UnitedHealth Group, Inc.	9,990	4,600,095
Victoria’s Secret & Co.†	10,653	537,657
Visa, Inc., Class A	17,235	3,649,856
Voya Financial, Inc.	28,142	1,963,467
Whirlpool Corp.	3,695	779,017
Ziff Davis, Inc.†	11,617	1,490,113

		251,404,766

Total Long-Term Investment Securities (cost $280,455,396)		390,443,672

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $4,430,000 and collateralized by $4,637,700 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $4,518,607 (cost $4,430,000)	$4,430,000	4,430,000

TOTAL INVESTMENTS (cost $284,885,396)	100.2%	394,873,672
Liabilities in excess of other assets	(0.2)	(756,136)

NET ASSETS	100.0%	$394,117,536

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $5,916,920 representing 1.5% of net assets.

†	Non-income producing security

Industry Allocation*
Diversified Banking Institutions	5.8%
Applications Software	4.9
Medical-Drugs	4.8
Computers	4.4
Banks-Commercial	4.4
Web Portals/ISP	3.8
E-Commerce/Products	3.6
Medical-HMO	2.8
Auto-Cars/Light Trucks	2.6
Oil Companies-Integrated	2.4
Finance-Credit Card	2.4
Semiconductor Equipment	2.3
Food-Misc./Diversified	2.2
Food-Retail	1.6
Medical-Biomedical/Gene	1.6
Building-Residential/Commercial	1.5
Internet Content-Entertainment	1.3
Investment Management/Advisor Services	1.3
Electronic Components-Semiconductors	1.3
Medical Labs & Testing Services	1.3
Oil Companies-Exploration & Production	1.1
Repurchase Agreements	1.1
Cosmetics & Toiletries	1.1
Computer Services	1.0
Commercial Services-Finance	1.0
Computer Aided Design	1.0
Diversified Manufacturing Operations	1.0
Electronic Forms	0.9
Building Products-Air & Heating	0.9
Telephone-Integrated	0.9
Insurance-Multi-line	0.9
Enterprise Software/Service	0.9
Insurance-Life/Health	0.9
Internet Security	0.9
E-Commerce/Services	0.9
Real Estate Investment Trusts	0.8
Electronic Measurement Instruments	0.8
Medical-Wholesale Drug Distribution	0.8
Rental Auto/Equipment	0.8
Consulting Services	0.8
Electric-Integrated	0.8
Containers-Paper/Plastic	0.8
Cable/Satellite TV	0.7
Tobacco	0.7
Cellular Telecom	0.7
Real Estate Operations & Development	0.7
Medical Information Systems	0.7
Textile-Apparel	0.7
Toys	0.7
Transport-Services	0.7
Medical Instruments	0.7
Diversified Minerals	0.6
Machinery-General Industrial	0.6
Transport-Truck	0.6
Retail-Discount	0.6
Finance-Consumer Loans	0.6
Medical Products	0.6
Hotels/Motels	0.6
Retail-Jewelry	0.5
Transport-Rail	0.5
Power Converter/Supply Equipment	0.5
Energy-Alternate Sources	0.5
Machinery-Farming	0.5
Brewery	0.5
Engineering/R&D Services	0.5
Import/Export	0.5
Finance-Leasing Companies	0.5
Retail-Restaurants	0.5
Rubber-Tires	0.4
Pharmacy Services	0.4
Office Furnishings-Original	0.4
Investment Companies	0.4
Food-Wholesale/Distribution	0.4
Auto/Truck Parts & Equipment-Original	0.4
Computer Software	0.4
Building Products-Doors & Windows	0.4
Metal-Copper	0.4
Metal-Iron	0.4
Lighting Products & Systems	0.4
Pipelines	0.3
Retail-Consumer Electronics	0.3
Audio/Video Products	0.3
Semiconductor Components-Integrated Circuits	0.3
Retail-Auto Parts	0.3
Retail-Apparel/Shoe	0.2
Wire & Cable Products	0.2
Data Processing/Management	0.2
Dialysis Centers	0.2
Retail-Misc./Diversified	0.2
Appliances	0.2
Advertising Services	0.2
Transport-Marine	0.2
Medical-Hospitals	0.1
Consumer Products-Misc.	0.1
Recreational Vehicles	0.1
Building & Construction Products-Misc.	0.1
Building & Construction-Misc.	0.1
Machinery-Material Handling	0.1
Gambling (Non-Hotel)	0.1
Communications Software	0.1

100.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$390,443,672	$—	$—	$390,443,672
Repurchase Agreements	—	4,430,000	—	4,430,000

Total Investments at Value	$390,443,672	$4,430,000	$—	$394,873,672

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 17.7%
Diversified Financial Services — 17.7%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 0.89% (1 ML+0.80%) due 12/26/2044*	$180,113	$180,059
Accelerated Assets LLC Series 2021-1H, Class B 1.90% due 10/20/2040*	1,469,874	1,455,707
ACRE TL 2017 LLC FRS Series 2017-A 5.25% (1 ML+4.60%) due 12/15/2021*(1)(6)	804,545	796,500
ACREC, Ltd. FRS Series 2021-FL1, Class C 2.24% (1 ML+2.15%) due 10/16/2036*	1,389,000	1,389,000
ACREC, Ltd. FRS Series 2021-FL1, Class D 2.74% (1 ML+2.65%) due 10/16/2036*	1,675,500	1,675,500
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 1.73% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,484,894
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	879,764	919,779
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,309,972	1,377,510
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	877,695	918,235
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	158,363
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	401,562
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	554,055
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	163,031
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	301,292
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	750,968
AMSR Trust Series 2020-SFR4, Class C 1.86% due 11/17/2037*	2,000,000	1,981,768
AMSR Trust Series 2020-SFR3, Class E1 2.56% due 09/17/2037*	1,535,000	1,520,141
Anchor Mtg. Trust Series 2021-1, Class A1 2.60% due 10/25/2026*(1)	2,750,000	2,763,467
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class C 2.21% (SOFR30A+2.16%) due 02/15/2035*	1,794,500	1,794,500
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 1.24% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,380,987
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL2, Class B 1.69% (1 ML+1.60%) due 05/15/2036*	625,500	625,884
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL3, Class C 1.94% (1 ML+1.85%) due 08/15/2034*	951,500	949,371
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class C 2.09% (1 ML+2.00%) due 12/15/2035*	461,000	461,000
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class C 2.19% (1 ML+2.10%) due 05/15/2037*	413,500	413,622
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL3, Class D 2.29% (1 ML+2.20%) due 08/15/2034*	527,000	526,681
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 2.59% (1 ML+2.50%) due 05/15/2037*	3,147,500	3,148,435
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class D 3.04% (1 ML+2.95%) due 12/15/2035*	424,000	424,784
AREIT Trust FRS Series 2019-CRE3, Class A 1.18% (SOFR30A+1.13%) due 09/14/2036*(3)	477,707	477,402
AREIT Trust FRS Series 2019-CRE3, Class B 1.71% (SOFR30A+1.66%) due 09/14/2036*(3)	2,234,000	2,225,913
AREIT Trust FRS Series 2019-CRE3, Class C 2.06% (SOFR30A+2.01%) due 09/14/2036*(3)	1,015,000	1,010,097
AREIT Trust FRS Series 2019-CRE3, Class D 2.81% (SOFR30A+2.76%) due 09/14/2036*(3)	884,500	873,798

Atrium XII FRS Series 12A, Class BR 1.48% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,948,519
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 1.38% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,302,572
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 1.71% (SOFR30A+1.66%) due 09/15/2036*(3)	3,941,902	3,937,463
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 2.46% (SOFR30A+2.41%) due 09/15/2036*(3)	270,000	269,686
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 2.79% (1 ML+2.70%) due 01/15/2033*(3)	716,847	713,829
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,406,178
BDS, Ltd. FRS Series 2019-FL4, Class A 1.19% (1 ML+1.10%) due 08/15/2036*	1,747,470	1,746,909
BDS, Ltd. FRS Series 2021-FL7, Class B 1.59% (1 ML+1.50%) due 06/16/2036*	684,000	681,880
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 2.58% due 08/25/2033(1)(4)	104,918	105,314
Benchmark Mtg. Trust Series 2020-B18, Class A5 1.93% due 07/15/2053(3)	1,082,524	1,065,305
Blackstone Mtg. Trust, Inc. FRS Series 2020-FL2, Class B 1.56% (SOFR30A+1.51%) due 02/15/2038*(3)	875,000	871,976
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 2.09% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,477,890
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	957,248	960,959
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	1,873,366	1,881,477
Business Jet Securities LLC Series 2020-1A, Class A 2.98% due 11/15/2035*	1,354,181	1,361,607
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	1,179,599	1,204,447
BVRT Financing Trust FRS Series 2021-CRT2 1.83% due 11/10/2032(6)	102,832	102,832
BVRT Financing Trust Series 2020-3F, Class A 3.15% due 11/10/2022(6)	1,198,188	1,198,188
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.39% (1 ML+1.3%) due 05/15/2038*(3)	2,281,000	2,281,002
BXMT, Ltd. FRS Series 2021-FL4, Class B 1.64% (1 ML+1.55%) due 05/15/2038*(3)	4,995,500	4,995,505
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(6)	1,358,836	1,394,506
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,321,179
CarNow Auto Receivables Trust Series 2021-1A, Class A 0.97% due 10/15/2024*	1,329,895	1,330,500
Cars Net Lease Mtg. Notes Series 2020-1A, Class A3 3.10% due 12/15/2050*	373,438	380,572
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	2,024,038
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,297,603
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,184,245	1,200,374
CHCP, Ltd. FRS Series 2021-FL1, Class B 1.81% (SOFR30A+1.76%) due 02/15/2038*	566,500	565,575
CHCP, Ltd. FRS Series 2021-FL1, Class C 2.26% (SOFR30A+2.21%) due 02/15/2038*	642,000	642,195
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(3)	2,780,000	2,899,524
Citigroup Commercial Mtg. Trust Series 2019-C7, Class A4 3.10% due 12/15/2072(3)	380,000	407,978
Citigroup Commercial Mtg. Trust VRS Series 2016-P6, Class A5 3.72% due 12/10/2049(3)(4)	843,000	923,054
CLNC, Ltd. FRS Series 2019-FL1, Class B 2.06% (SOFR30A+2.01%) due 08/20/2035*	910,000	906,449

CLNC, Ltd. FRS Series 2019-FL1, Class C 2.56% (SOFR30A+2.51%) due 08/20/2035*	1,480,000	1,475,153
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 1.83% (3 ML+1.70%) due 11/07/2030*(2)	3,656,527	3,654,695
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class BR 2.28% (3 ML+2.15%) due 11/07/2030*(2)	2,328,072	2,326,903
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	1,950,000	1,991,560
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,274,230
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,287,067
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,556,922
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	828,376
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,684,293
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	675,048
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	1,790,000	1,955,289
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,224,691
Consumer Receivables Asset Investment Trust FRS Series 2021-1, Class A1X 3.12% (3 ML+3.00%) due 03/24/2023*	1,670,000	1,667,194
Continental Finance Credit Card LLC Series 2020-1A, Class A 2.24% due 12/15/2028*	990,000	990,033
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	872,777	900,459
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	1,994,605
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,102,553
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	60,401	60,574
Credit Acceptance Auto Loan Trust Series 2021-3A, Class C 1.63% due 09/16/2030*	282,000	280,099
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B 2.39% due 04/16/2029*	1,565,000	1,593,670
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 2.28% due 03/25/2034(1)(4)	79,204	80,510
Cutwater, Ltd. FRS Series 2015-1A, Class BR 1.92% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,758,345
Cutwater, Ltd. FRS Series 2014-1A, Class BR 2.52% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,150,047
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	1,250,000	1,242,345
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	706,679	714,499
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.42% due 06/10/2034*(3)(4)	1,000,000	1,022,713
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	173,047	174,534
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	325,546	335,570
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	266,529	267,588
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	523,608
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 1.67% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,510,510
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.82% (1 ML+0.74%) due 07/19/2044(1)	614,264	598,164
DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	940,000	936,429
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,571,000	1,591,174
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,127,064	1,136,623

DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	70,644	70,810
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	935,000	945,149
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,698,176
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	452,066	457,171
FirstKey Homes Trust Series 2020-SFR1, Class D 2.24% due 08/17/2037*	1,500,000	1,495,574
FirstKey Homes Trust Series 2020-SFR2, Class E 2.67% due 10/19/2037*	1,500,000	1,507,604
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	1,967,591
FMC GMSR Issuer Trust VRS Series 2021-GT1, Class A 3.62% due 07/25/2026*(1)(4)	2,200,000	2,206,053
FMC GMSR Issuer Trust 3.69% due 02/25/2024(6)	3,330,000	3,338,325
FMC GMSR Issuer Trust VRS Series 2021-GT2, Class A 3.85% due 10/25/2026*(1)(4)	1,750,000	1,748,728
FMC GMSR Issuer Trust VRS Series 2020-GT1, Class A 4.45% due 01/25/2026*(1)(4)	2,000,000	2,011,581
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	300,262	309,024
FTF Funding II LLC 8.00% due 08/15/2024*(6)	303,701	242,961
GLS Auto Receivables Issuer Trust Series 2021-3A, Class D 1.48% due 07/15/2027*	2,900,000	2,866,201
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	169,072	169,598
GoodGreen Trust Series 2019-2A, Class A 2.76% due 04/15/2055*	783,568	792,192
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	578,806	592,733
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	120,493	125,799
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*(6)	673,265	665,056
Grand Avenue CRE FRS Series 2019-FL1, Class A 1.21% (1 ML+1.12%) due 06/15/2037*	209,521	209,521
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	4,864,294	5,168,852
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,944,244
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.59% (1 ML+0.50%) due 09/25/2035(1)	3,311	3,225
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 1.82% (3 ML+1.70%) due 07/18/2031*(2)	2,865,000	2,797,930
Headlands Residential LLC Series 2018-RPL1, Class A 3.88% due 08/25/2024*(1)(5)	1,790,000	1,790,667
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 11/25/2024*(1)(5)	1,400,000	1,398,934
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	119,050	121,974
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	426,871	441,301
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	344,132	362,733
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	79,660	81,067
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,229,273
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.67% due 03/25/2035(1)(4)	100,680	103,263
Invitation Homes Trust FRS Series 2017-SFR2, Class A 0.94% (1 ML+0.85%) due 12/17/2036*	160,585	160,390
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	4,933,471
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,307,662
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,076,108

JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 1.83% due 10/25/2033(1)(4)	302,135	307,698
Ladder Capital Commercial Mtg. Trust FRS Series 2021-FL2, Class C 2.24% (1 ML+2.15%) due 12/13/2038*	1,072,500	1,069,159
LHOME Mtg. Trust VRS Series 2021-RTL1, Class A1 2.09% due 09/25/2026*(1)(4)	970,000	967,827
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	387,652	389,132
LHOME Mtg. Trust Series 2019-RTL3, Class A1 3.87% due 07/25/2024*(1)	1,900,000	1,909,383
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 1.46% (1 ML+1.37%) due 04/15/2034*(3)	656,550	656,155
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 1.59% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,895,000
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 1.69% (1 ML+1.60%) due 04/15/2034*(3)	844,650	842,620
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class AS 1.84% (1 ML+1.75%) due 07/15/2036*	3,077,500	3,077,500
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 2.04% (1 ML+1.95%) due 04/15/2034*(3)	795,150	792,264
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class B 2.09% (1 ML+2.00%) due 07/15/2036*	1,115,000	1,115,000
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 2.54% (1 ML+2.45%) due 05/15/2036*	501,000	491,824
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 2.64% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,019,875
LP LMS Asset Securization Trust Series 2021-1 3.23% due 10/15/2028(6)	1,801,022	1,821,284
Lument Finance Trust, Inc. FRS Series 2021-FL1, Class C 2.04% (1 ML+1.95%) due 06/15/2039*	2,150,000	2,150,636
Madison Park Funding XXIII, Ltd. FRS Series 2017-23A, Class CR 2.13% (3 ML+2.00%) due 07/27/2031*(2)	3,200,273	3,198,666
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,098,085
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	1,095,000	1,096,904
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 0.73% (1 ML+0.64%) due 10/25/2028(1)	190,865	188,647
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 0.86% (6 ML+0.68%) due 01/25/2029(1)	511,512	513,142
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class C 1.86% (SOFR30A+1.81%) due 07/15/2036*(3)	1,348,500	1,348,085
MF1, Ltd. FRS Series 2020-FL4, Class AS 2.26% (SOFR30A+2.21%) due 11/15/2035*	1,334,500	1,344,291
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 1.85% (3 ML+1.65%) due 01/29/2030*(2)	4,114,474	4,112,413
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,270,515
MRA Issuance Trust FRS Series 2021-EBO5, Class A1X 1.84% (1 ML + 1.75%) due 02/16/2022*(1)	3,400,000	3,402,924
MRA Issuance Trust FRS Series 2021-EBO7, Class A1X 2.83% (1 ML+2.75%) due 02/16/2022*(1)	3,400,000	3,401,054
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	1,920,000	1,963,989
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,227,816
MVW LLC Series 2021-1WA, Class A 1.14% due 01/22/2041*	1,075,206	1,066,967
Nationstar HECM Loan Trust VRS Series 2020-1A, Class A1 1.27% due 09/25/2030*(4)	1,528,160	1,531,495

Neuberger Berman CLO XV FRS Series 2013-15A, Class CR2 1.97% (3 ML+1.85%) due 10/15/2029*(2)	1,414,771	1,414,058
Neuberger Berman CLO XXI, Ltd. FRS Series 2016-21A, Class CR2 2.18% (3 ML+2.05%) due 04/20/2034*(2)	1,276,441	1,278,119
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,192,802
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.10% due 07/25/2026*	3,521,410	3,526,042
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A 3.23% due 05/25/2026*	1,596,963	1,590,081
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	1,499,582	1,507,718
Oaktree CLO, Ltd. FRS Series 2019-1A, Class BR 1.88% (3 ML+1.75%) due 04/22/2030*(2)	2,169,250	2,169,246
Oaktree CLO, Ltd. FRS Series 2019-1A, Class CR 2.48% (3 ML+2.35%) due 04/22/2030*(2)	2,324,266	2,323,095
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 1.47% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,490,324
Octane Receivables Trust Series 2021-1A, Class B 1.53% due 04/20/2027*	700,000	694,900
Octane Receivables Trust Series 2021-1A, Class C 2.23% due 11/20/2028*	600,000	596,339
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	629,488	649,252
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	600,000	600,061
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	1,100,000	1,098,388
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026*(6)	1,100,000	1,100,000
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	2,985,815	2,987,843
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 1.48% (3 ML+1.35%) due 02/20/2028*(2)	1,890,000	1,881,196
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 2.03% (3 ML+1.90%) due 02/20/2028*(2)	1,671,732	1,641,233
Parallel, Ltd. FRS Series 2015-1A, Class 1R 1.88% (3 ML+1.75%) due 07/20/2027*(2)	680,000	680,159
Parallel, Ltd. FRS Series 2015-1A, Class 2R 1.88% (3 ML+1.75%) due 07/20/2027*(2)	730,000	727,117
PFP, Ltd. FRS Series 2021-7, Class B 1.49% (1 ML+1.40%) due 04/14/2038*(3)	486,976	484,880
PFP, Ltd. FRS Series 2021-7, Class C 1.74% (1 ML+1.65%) due 04/14/2038*(3)	852,957	848,762
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(5)	2,141,621	2,136,410
Progress Residential Trust Series 2021-SFR6, Class E1 2.43% due 07/17/2038*	1,800,000	1,784,348
PRPM LLC VRS Series 2021-1, Class A1 2.12% due 01/25/2026*(1)(4)	1,744,950	1,741,378
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(1)(4)	1,355,155	1,352,248
Race Point VIII CLO, Ltd. FRS Series 2013-8A, Class AR2 1.17% (3 ML+1.04%) due 02/20/2030*(2)	1,874,927	1,875,669
Regional Management Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	2,000,000	2,018,974
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	154,064	159,957
Santander Retail Auto Lease Trust Series 2020-A, Class C 2.08% due 03/20/2024*	1,154,000	1,171,132
Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,447,649
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	380,497	385,082

Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	453,322	459,574
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 0.77% (1 ML+0.68%) due 10/20/2034(1)	510,211	501,380
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 0.85% (1 ML+0.76%) due 04/20/2033(1)	463,737	456,335
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(3)	2,010,000	2,074,157
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024*(1)(6)	692,557	692,557
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025*(1)(6)	498,687	498,687
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.58% (1 ML+0.25%) due 07/19/2035(1)	261,965	255,783
STWD, Ltd. FRS Series 2021-FL2, Class C 2.19% (1 ML+2.10%) due 04/18/2038*	1,072,500	1,070,498
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	2,300,000	2,329,770
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,397,415
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 1.79% due 12/25/2044(1)(4)	68,559	69,002
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 1.62% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,993,865
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(1)(5)	1,257,281	1,263,072
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(1)(4)	2,946,870	2,961,604
Tricolor Auto Securitization Trust Series 2020-1A, Class A 4.88% due 11/15/2026*(6)	775,401	781,604
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,692,181
TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(1)	2,300,000	2,314,907
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	6,209,123
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	3,042,966
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	949,671	950,747
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	317,070	318,028
Veros Auto Receivables Trust Series 2021-1, Class A 0.92% due 10/15/2026*	857,993	857,468
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	237,576	237,847
VM DEBT LLC Series 2019-1 7.50% due 06/15/2024*(6)	1,252,975	1,252,975
VOLT C LLC Series 2021-NPL9, Class A1 1.99% due 05/25/2051*(5)	1,153,706	1,150,333
VOLT CI LLC Series 2021-NP10, Class A1 1.99% due 05/25/2051*(5)	1,177,521	1,175,469
VOLT XCII LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(5)	756,542	755,434
VOLT XCIII LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(5)	2,546,175	2,539,944
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(5)	1,777,901	1,774,865
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(5)	1,015,743	1,014,562
VOLT XCV LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(5)	1,289,077	1,284,798
VOLT XCVI LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(5)	1,525,279	1,521,715
VOLT XCVII LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(5)	1,615,993	1,611,341
Voya CLO, Ltd. FRS Series 2012-4A, Class A2R3 1.57% (3 ML+1.45%) due 10/15/2030*(2)	1,058,177	1,057,645
Voya CLO, Ltd. FRS Series 2012-4A, Class BR3 2.07% (3 ML+1.95%) due 10/15/2030*(2)	446,999	446,773
Voya CLO, Ltd. FRS Series 2016-4A, Class CR 2.28% (3 ML+2.15%) due 07/20/2029*(2)	2,660,256	2,658,915

Voya CLO, Ltd. FRS Series 2012-4A, Class C1R3 3.42% (3 ML+3.30%) due 10/15/2030*(2)	631,645	628,834
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	245,546	254,728
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.55% (1 ML+0.46%) due 04/25/2045(1)	26,897	26,690
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(3)	4,885,325	5,212,096
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,152,881
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	2,412,000	2,589,011
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	2,090,416
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,651,266
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	783,410
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,288,368
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	690,000	779,487
Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 1.82% (3 ML+1.70%) due 10/15/2027*(2)	435,000	435,646
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,099,267
ZH Trust Series 2021-1, Class A 2.25% due 02/18/2027*(1)	1,000,000	997,916

Total Asset Backed Securities (cost $371,891,692)		375,306,571

U.S. CORPORATE BONDS & NOTES — 26.9%
Aerospace/Defense — 0.7%
Boeing Co. Senior Notes 1.17% due 02/04/2023	350,000	350,430
Boeing Co. Senior Notes 1.43% due 02/04/2024	715,000	715,407
Boeing Co. Senior Notes 1.95% due 02/01/2024	405,000	412,404
Boeing Co. Senior Notes 2.20% due 02/04/2026	3,651,000	3,660,269
Boeing Co. Senior Notes 2.75% due 02/01/2026	395,000	408,660
Boeing Co. Senior Notes 2.85% due 10/30/2024	1,243,000	1,288,181
Boeing Co. Senior Notes 3.25% due 03/01/2028	429,000	448,142
Boeing Co. Senior Notes 4.88% due 05/01/2025	265,000	292,785
Boeing Co. Senior Notes 5.04% due 05/01/2027	170,000	193,202
Boeing Co. Senior Notes 5.15% due 05/01/2030	1,317,000	1,537,089
Boeing Co. Senior Notes 5.71% due 05/01/2040	1,195,000	1,534,731
Boeing Co. Senior Bonds 5.81% due 05/01/2050	821,000	1,124,990
BWX Technologies, Inc. Company Guar. Notes 4.13% due 06/30/2028*	1,173,000	1,187,662
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	106,800
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	367,471
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	239,457
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	107,740
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	59,192
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	105,000	110,356
Raytheon Technologies Corp. Senior Notes 4.35% due 04/15/2047	50,000	61,838
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	254,174
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	352,121
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	276,594

		15,089,695

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	245,502
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	410,000	393,441
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029	3,070,000	3,050,812

		3,689,755

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 2.75% due 05/14/2031	805,000	811,386
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	46,631

		858,017

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	220,744	223,842
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	157,813	165,336
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	218,878	224,404
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	75,750	79,269
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	348,985	364,875
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	173,481	177,524
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	572,819	577,529
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	481,017	481,521
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	469,697	496,339
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	161,053	161,007
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	669,769	688,333
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	240,299	251,720
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	458,896	504,897
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	410,125	443,777
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	103,393	105,587

		4,945,960

Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	209,834
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	325,000	343,785
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	91,000	97,781
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	157,207
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	680,000	661,299
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	3,065,000	3,225,913

		4,695,819

Auto-Cars/Light Trucks — 0.5%
General Motors Co. Senior Notes 6.13% due 10/01/2025	245,000	284,382
General Motors Financial Co., Inc. Senior Notes 1.20% due 10/15/2024	260,000	258,902
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	901,000	883,477
General Motors Financial Co., Inc. Senior Notes 2.35% due 01/08/2031	602,000	584,196
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	475,000	470,503
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	218,000	240,722
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	754,000	757,126
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	215,000	209,685
Hyundai Capital America Senior Notes 1.50% due 06/15/2026*	380,000	371,528
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	270,000	270,375
Hyundai Capital America Senior Notes 1.80% due 01/10/2028*	415,000	399,877
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	1,279,000	1,284,159
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	208,197
Stellantis Finance US, Inc. Company Guar. Notes 2.69% due 09/15/2031*	398,000	392,268
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	355,000	347,116
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	1,961,497
Volkswagen Group of America Finance LLC Company Guar. Notes 3.75% due 05/13/2030*	736,000	812,082

		9,736,092

Banks-Commercial — 0.1%
BBVA USA Senior Notes 2.50% due 08/27/2024	375,000	390,153
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	353,789
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	94,000	93,988
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	102,382
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	57,775

		998,087

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	100,420
Bank of New York Mellon Corp. Sub. Notes 3.30% due 08/23/2029	267,000	291,173
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	111,668

		503,261

Banks-Super Regional — 0.6%
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	82,751
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	843,000	871,011
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	3,285,000	3,324,311
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	3,966,000	4,064,453
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	2,332,000	2,476,237
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	596,639
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	158,986
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	143,751

		11,718,139

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	81,159
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	123,236
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	201,603

		405,998

Brewery — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,743,417
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,153,000	4,007,597
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	78,046
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.35% due 06/01/2040	450,000	528,455
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	635,623
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	489,055
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.60% due 06/01/2060	210,000	262,340
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	414,042
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,597,000	3,407,581
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	160,798
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	113,780

		11,840,734

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	482,000	511,149
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,355,000	1,595,688
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	10,000	12,493

		2,119,330

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,700,000	1,576,359
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	2,275,000	2,275,000

		3,851,359

Building Products-Air & Heating — 0.3%
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	4,334,000	4,689,611
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,290,000	1,270,549

		5,960,160

Building Products-Cement — 0.1%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	265,165
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	786,000	799,001
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	646,000	696,584
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	1,177,000	1,284,613

		3,045,363

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 2.00% due 10/01/2030	170,000	163,372
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	331,144

		494,516

Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	185,000	197,719

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	2,080,000	2,116,400
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,110,000	2,194,400

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.25% due 01/15/2029	529,000	520,480
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	260,000	254,804
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 03/01/2042	275,000	268,663
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	525,000	514,951
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	206,000	224,130
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	510,000	579,055
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,725,898
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	165,808
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	602,000	782,407
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	259,392
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	494,000	479,908
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	319,017
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	1,090,000	1,144,558
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	309,534
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	349,458
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	737,172
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	355,000	337,014
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	255,000	242,702
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	144,183
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	2,575,000	2,465,563
CSC Holdings LLC Company Guar. Notes 4.50% due 11/15/2031*	2,150,000	2,083,135
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	2,165,000	2,151,304
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	2,290,000	2,470,338
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,789,000	3,044,208
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	700,000	855,129

		27,739,611

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	540,000	552,903

Cellular Telecom — 0.4%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	1,230,000	1,220,280
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	4,081,000	4,052,169
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	935,000	898,286
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	1,025,000	1,112,291
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040	677,000	772,351

		8,055,377

Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	377,988
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	212,622

		590,610

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	192,919
International Flavors & Fragrances Co. Company Guar. Notes 3.47% due 12/01/2050*	130,000	139,169
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	290,000	286,227
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	187,872

		806,187

Coatings/Paint — 0.1%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	1,625,000	1,549,535

Commercial Services — 0.1%
Quanta Services, Inc. Senior Notes 2.35% due 01/15/2032	560,000	548,576
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	710,000	733,769

		1,282,345

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	365,000	413,162
S&P Global, Inc. Company Guar. Notes 3.25% due 12/01/2049	500,000	546,796

		959,958

Computer Services — 0.0%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	235,000	226,289

Computer Software — 0.0%
Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	175,000	170,391

Computers — 0.4%
Apple, Inc. Senior Notes 2.70% due 08/05/2051	890,000	885,581
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	581,284
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	430,941
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026	963,000	1,134,886
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029	4,423,000	5,322,615
Dell International LLC/EMC Corp. Senior Notes 5.45% due 06/15/2023	235,000	250,264
HP, Inc. Senior Notes 3.00% due 06/17/2027	310,000	327,676

		8,933,247

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	2,850,000	2,936,355
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	545,000	537,650
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	456,963
WRKCo., Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	322,810
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	49,874

		4,303,652

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	885,000	924,732
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	128,072

		1,052,804

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	1,317,000	1,335,944
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	191,371
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,675,000	1,808,755
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	211,086

		3,547,156

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.00% due 10/15/2031	695,000	680,584

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	2,100,000	2,110,332

Distribution/Wholesale — 0.1%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,525,000	1,545,969
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	165,000	172,012
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	136,274

		1,854,255

Diversified Banking Institutions — 3.3%
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	145,000	144,346
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	290,000	277,218
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	1,885,000	1,891,427
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	700,000	702,813
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	7,339,000	7,071,624
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	410,030
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	212,223
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	4,092,000	4,376,131
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	414,898
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,083,573
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	295,000	318,551
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	1,557,000	1,725,434
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	314,763
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	299,608
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	1,939,000	2,444,327
Citigroup, Inc. Senior Notes 1.12% due 01/28/2027	678,000	662,032
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	220,000	219,346
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	910,000	914,340
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	4,965,000	5,050,656
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	900,000	948,046
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	206,277
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	200,000	214,897
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	757,532
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	644,523
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	800,000	871,430
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	669,343
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	599,377
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	207,539

Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	59,453
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	400,000	400,649
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	1,250,000	1,198,333
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	365,000	358,983
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	3,000,000	3,056,108
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	510,793
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,308,000	1,416,576
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	1,800,000	2,016,581
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	530,000	634,554
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,708,000	1,764,175
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,162,000	4,390,035
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	3,928,000	4,243,096
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,046,000	5,602,200
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,175,000	2,440,369
Morgan Stanley Senior Notes 2.19% due 04/28/2026	285,000	291,733
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	330,326
Morgan Stanley Senior Notes 2.70% due 01/22/2031	272,000	278,165
Morgan Stanley Senior Bonds 2.80% due 01/25/2052	2,544,000	2,511,136
Morgan Stanley Senior Notes 3.13% due 07/27/2026	76,000	80,752
Morgan Stanley Senior Notes 3.22% due 04/22/2042	705,000	739,389
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	576,377
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	305,459
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	315,263
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,115,000	1,376,012
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	83,375
Morgan Stanley Senior Notes 4.43% due 01/23/2030	457,000	523,453
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	362,806
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	256,823

		69,775,278

Diversified Financial Services — 0.1%
LP LMS Asset Securization Trust Series 2021-2A, Class A 1.75% due 01/15/2029*	2,664,576	2,663,092

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	381,480
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	73,642
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	218,188

		673,310

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	23,000	24,667

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	469,902

E-Commerce/Services — 0.3%
Match Group Holdings II LLC Senior Notes 3.63% due 10/01/2031*	1,625,000	1,577,453
MercadoLibre, Inc. Company Guar. Notes 3.13% due 01/14/2031	2,583,000	2,437,835
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	214,000	219,961
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,222,000	2,390,531

		6,625,780

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	137,226
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	228,953
Entergy Louisiana LLC 1st Mtg. Notes 2.90% due 03/15/2051	240,000	239,777
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	154,144
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	156,278
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	155,907
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	121,093
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	160,000	171,168
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	345,000	343,962

		1,708,508

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	116,624

Electric-Integrated — 1.7%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	56,880
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	71,721
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	131,383
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	400,000	439,069
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	455,834
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	244,449
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	191,834
CenterPoint Energy, Inc. Senior Notes 1.45% due 06/01/2026	460,000	454,988
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	304,893
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	132,880
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	121,395
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	126,435
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	248,987
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	180,838
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	190,723
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	705,000	766,363
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	134,694
Duke Energy Progress LLC 1st Mtg. Notes 2.90% due 08/15/2051	320,000	321,897
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	213,608
Duquesne Light Holdings, Inc. Senior Notes 2.53% due 10/01/2030*	350,000	344,165
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	426,799
Edison International Senior Notes 3.55% due 11/15/2024	734,000	774,307
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	383,075

Entergy Arkansas LLC 1st Mtg. Notes 2.65% due 06/15/2051	590,000	563,426
Entergy Arkansas LLC 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	95,263
Evergy Metro, Inc. Senior Notes 4.20% due 03/15/2048	100,000	123,258
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	469,150
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	200,000	202,836
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	268,255
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	218,958
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	325,000	397,397
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	2,230,000	2,194,253
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	1,244,000	1,234,048
FirstEnergy Corp. Senior Notes 5.35% due 07/15/2047	2,954,000	3,581,275
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	472,615
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	2,876,000	2,941,435
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	267,498
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	134,160
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	269,194
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	734,219
Midamerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	242,125
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	125,275
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	450,000	434,197
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	381,233
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	285,000	284,486
Ohio Power Co. Senior Bonds 2.90% due 10/01/2051	335,000	333,101
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	610,000	608,024
Pacific Gas & Electric Co. FRS 1st Mtg. Bonds 1.50% (3 ML+1.38%) due 11/15/2021	745,000	745,069
Pacific Gas & Electric Co. 1st Mtg. Notes 1.75% due 06/16/2022	810,000	808,055
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	185,000	189,241
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	3,970,000	3,741,383
Pacific Gas & Electric Co. 1st Mtg. Notes 3.45% due 07/01/2025	290,000	302,393
Pacific Gas & Electric Co. 1st Mtg. Notes 3.75% due 08/15/2042	75,000	70,917
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	130,000	131,326
Pacific Gas & Electric Co. 1st Mtg. Notes 4.45% due 04/15/2042	420,000	427,107
Pacific Gas and Electric Co. 1st Mtg. Bonds 3.00% due 06/15/2028	1,428,000	1,439,621
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	165,433
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	325,567
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	204,065
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	58,150
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	646,741

Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	72,440
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	219,735
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	135,869
San Diego Gas & Electric Co. 1st Mtg. Notes 2.95% due 08/15/2051	445,000	451,164
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	216,098
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	379,271
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	122,890
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	96,938
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	122,448
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	123,173
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	220,682
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	116,238
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	194,000	207,832
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	235,641

		35,268,385

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	885,000	946,869
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	99,582
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	356,819
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	210,000	218,769
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	425,000	458,169
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	79,049

		2,159,257

Electronic Components-Semiconductors — 0.6%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	1,200,000	1,175,708
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	2,538,000	2,500,883
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	2,581,000	2,540,560
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	2,079,000	2,147,196
Broadcom, Inc. Company Guar. Notes 4.11% due 09/15/2028	393,000	434,054
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	2,701,000	2,969,136
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024*	615,000	611,729
Microchip Technology, Inc. Senior Sec. Notes 0.98% due 09/01/2024*	750,000	742,227
Xilinx, Inc. Senior Notes 2.38% due 06/01/2030	455,000	460,113

		13,581,606

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	46,223
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	201,492
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	143,755

		391,470

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,415,000	1,436,484
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	125,376
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	363,882

Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	458,639
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	631,814
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	214,313
Oracle Corp. Senior Notes 3.85% due 07/15/2036	54,000	58,390
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	49,909
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	91,692
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	228,634

		3,659,133

Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 2.62% due 11/02/2032	475,000	474,243
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	111,089
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	109,360

		694,692

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,448,000	3,716,128
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	3,383,000	3,450,660

		7,166,788

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.88% due 01/15/2026	500,000	516,872
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	203,316
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	805,630
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	344,000	362,550
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	244,000	261,354
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	350,000	363,750
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	524,000	581,628
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	156,207
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	507,990

		3,759,297

Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	171,000	178,612
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	594,000	588,742
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	986,000	1,092,092

		1,859,446

Food-Baking — 0.0%
Bimbo Bakeries USA, Inc. Company Guar. Notes 4.00% due 05/17/2051*	445,000	490,782

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	2,005,000	2,050,112

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	730,000	730,596
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	195,000	255,813

		986,409

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	145,000	143,723
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	132,994
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	210,000	284,481
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	751,000	763,415

		1,324,613

Food-Retail — 0.1%
Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	573,495
Kroger Co. Senior Bonds 5.00% due 04/15/2042	400,000	506,957

		1,080,452

Gas-Distribution — 0.4%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	90,502
Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	195,000	194,915
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	315,311
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,510,000	3,685,090
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	287,774
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*	723,000	731,481
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	360,000	339,378
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	255,183
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,196,000	2,392,830
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	666,000	683,737
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	59,654
Southern Co. Gas Capital Corp. Company Guar. Bonds 3.15% due 09/30/2051	295,000	298,235
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	80,407

		9,414,497

Hotels/Motels — 0.4%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	3,760,000	3,668,294
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	1,145,000	1,153,783
Marriott International, Inc. Senior Notes 3.50% due 10/15/2032	1,699,000	1,798,042
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	758,000	863,601

		7,483,720

Independent Power Producers — 0.3%
Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	500,000	507,797
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	2,655,000	2,548,827
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	2,970,000	3,142,260
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	355,000	359,081
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	395,000	395,327
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	329,040

		7,282,332

Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	3,959,563
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	910,000	899,145
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	3,008,000	3,737,210

		8,595,918

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 0.95% due 01/08/2024*	456,000	455,572
Athene Global Funding Sec. Notes 1.45% due 01/08/2026*	470,000	465,693
Athene Global Funding Sec. Notes 2.50% due 01/14/2025*	129,000	133,004
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	187,461

Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,181,135
F&G Global Funding Sec. Notes 1.75% due 06/30/2026*	380,000	379,036
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	180,789
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	456,187
Northwestern Mutual Global Funding Senior Sec. Notes 1.70% due 06/01/2028*	405,000	400,618
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	287,712
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	103,604
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	243,871
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	244,836

		4,719,518

Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	323,347
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	83,985
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,662,000	2,775,398
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	984,000	1,091,484
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	307,622
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	335,942

		4,917,778

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	105,374
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	404,007
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	173,656
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	391,810

		1,074,847

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	669,657
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	322,801
Hanover Insurance Group, Inc. Senior Notes 2.50% due 09/01/2030	250,000	249,815
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	310,912

		1,553,185

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	738,000	739,357

Internet Brokers — 0.3%
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,105,000	4,522,335
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,734,641

		6,256,976

Investment Companies — 0.0%
Blackstone Secured Lending Fund Senior Notes 3.65% due 07/14/2023	390,000	405,561

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	137,425
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	1,428,000	1,874,333

		2,011,758

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	143,297

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	574,961

Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,941,000	1,980,600
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	4,101,333

		6,081,933

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	52,709

Medical Instruments — 0.4%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	556,000	567,059
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	1,004,031
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,833,434
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	3,293,000	3,702,635
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	241,793

		7,348,952

Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	2,075,000	2,145,031
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	60,403

		2,205,434

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	100,679

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	265,000	270,368
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	29,421
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	18,892
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	545,000	536,961
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	145,000	142,218
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	605,000	578,497
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	900,000	851,377

		2,427,734

Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 2.80% due 03/15/2023	300,000	306,634
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	794,000	848,904
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022	450,000	452,770
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	2,659,000	2,866,063
AbbVie, Inc. Senior Notes 3.85% due 06/15/2024	230,000	245,213
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	784,000	900,090
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	329,707
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	496,799
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028	325,000	365,384
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	241,000	287,797
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	155,000	202,703
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	262,000	356,494
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	2,540,000	2,574,925
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	370,000	363,167

		10,596,650

Medical-Generic Drugs — 0.1%
Utah Acquisition Sub, Inc. Company Guar. Notes 3.95% due 06/15/2026	139,000	151,201
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027*	1,157,000	1,168,570

		1,319,771

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	118,240
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	224,202
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	216,018
UnitedHealth Group, Inc. Senior Notes 3.25% due 05/15/2051	345,000	374,433
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	466,194
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	321,714

		1,720,801

Medical-Hospitals — 1.0%
Bon Secours Mercy Health, Inc. Sec. Bonds 3.21% due 06/01/2050	400,000	426,696
Children’s Hospital Corp. Company Guar. Notes 2.59% due 02/01/2050	270,000	265,377
Children’s Hospital Corp. Notes 2.93% due 07/15/2050	340,000	338,409
CommonSpirit Health Senior Sec. Notes 1.55% due 10/01/2025	275,000	274,259
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	275,000	281,089
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	275,000	309,010
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	349,406
Hackensack Meridian Health, Inc. Sec. Notes 2.68% due 09/01/2041	760,000	754,099
Hackensack Meridian Health, Inc. Sec. Bonds 2.88% due 09/01/2050	400,000	403,028
Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	741,786
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	290,000	293,668
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,177,000	2,412,290
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	414,477
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,962,000	2,225,123
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	235,000	309,775
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	2,810,000	3,293,263
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	700,101
MultiCare Health System Notes 2.80% due 08/15/2050	235,000	235,063
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	680,430
NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	286,313
Piedmont Healthcare, Inc. Sec. Bonds 2.86% due 01/01/2052	460,000	454,378
Providence St. Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	88,247
Texas Health Resources Senior Bonds 2.33% due 11/15/2050	220,000	201,408
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	526,080
Tower Health Sec. Notes 4.45% due 02/01/2050	3,152,000	2,805,280
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	330,000	327,495
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 01/15/2032*	445,000	437,033
Yale-New Haven Health Services Corp. Sec. Notes 2.50% due 07/01/2050	390,000	371,629

		20,205,212

Medical-Outpatient/Home Medical — 0.0%
MidMichigan Health Sec. Notes 3.41% due 06/01/2050	155,000	167,803

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	171,325
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	176,853
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	123,057

		471,235

Metal-Aluminum — 0.1%
Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026*	411,000	409,972
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	1,439,000	1,404,896

		1,814,868

Metal-Diversified — 0.2%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	1,260,000	1,233,142
Glencore Funding LLC Company Guar. Notes 2.63% due 09/23/2031*	230,000	224,177
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	2,121,000	2,124,958
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,333,000	1,398,957

		4,981,234

Multimedia — 0.1%
CBS Corp. Senior Notes 3.70% due 08/15/2024	254,000	270,402
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	195,000	265,059
ViacomCBS, Inc. Senior Notes 2.90% due 01/15/2027	285,000	299,633
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	587,035

		1,422,129

Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	4,445,000	4,324,763

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	460,000	430,710

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	175,000	177,769

Oil Companies-Exploration & Production — 0.2%
ConocoPhillips Company Guar. Notes 2.40% due 02/15/2031*	260,000	263,012
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	255,891
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	280,000	296,110
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	1,057,000	1,217,844
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	625,000	692,130
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	110,546
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	214,467
Hess Corp. Senior Notes 6.00% due 01/15/2040	191,000	248,350
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	520,000	493,947

		3,792,297

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	450,000	426,612
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	500,000	487,369
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	318,598

Chevron USA, Inc. Company Guar. Notes 3.25% due 10/15/2029	280,000	306,371
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	254,613
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	423,078
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	531,496
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	219,394
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	853,000	1,018,484

		3,986,015

Oil Refining & Marketing — 0.3%
HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	490,000	504,042
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	265,000	302,006
Marathon Petroleum Corp. Senior Notes 4.50% due 05/01/2023	417,000	438,062
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	251,000	277,347
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,516,974
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	974,000	1,265,596
Valero Energy Corp. Senior Notes 1.20% due 03/15/2024	590,000	588,783
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	410,000	410,742

		6,303,552

Oil-Field Services — 0.3%
Baker Hughes Holdings LLC Senior Notes 5.13% due 09/15/2040	150,000	190,668
Halliburton Co. Senior Notes 2.92% due 03/01/2030	3,414,000	3,529,341
Halliburton Co. Senior Notes 3.80% due 11/15/2025	22,000	23,971
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	100,886
Halliburton Co. Senior Notes 5.00% due 11/15/2045	996,000	1,232,719
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	248,718

		5,326,303

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	166,891

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 5.13% due 04/01/2025*	700,000	787,745

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	75,000	84,944
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,634,672
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	194,161	242,246
CVS Pass-Through Trust Pass-Through Certs. Series 2009 8.35% due 07/10/2031*	261,302	336,092

		2,297,954

Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	3,425,000	3,881,305
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,545,834

		5,427,139

Pipelines — 1.5%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	300,000	311,710
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	228,388
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	256,334
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	527,126

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 2.74% due 12/31/2039*	2,059,000	2,009,842
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	496,000	566,960
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,495,000	1,596,182
Eastern Gas Transmission & Storage, Inc. Senior Notes 3.90% due 11/15/2049*	423,000	473,474
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	272,000	293,067
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	1,555,000	1,700,558
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	167,645
Energy Transfer LP Senior Notes 4.75% due 01/15/2026	128,000	141,737
Energy Transfer LP Senior Notes 4.95% due 01/15/2043	567,000	625,774
Energy Transfer LP Senior Notes 5.00% due 05/15/2050	295,000	345,035
Energy Transfer LP Senior Notes 6.05% due 06/01/2041	677,000	846,986
Energy Transfer Operating LP Senior Notes 5.50% due 06/01/2027	69,000	79,876
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	690,000	679,736
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	764,737
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	231,124
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	385,500
Flex Intermediate Holdco LLC Senior Sec. Notes 3.36% due 06/30/2031*	715,000	724,004
Flex Intermediate Holdco LLC Senior Sec. Notes 4.32% due 12/30/2039*	280,000	292,634
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	265,000	269,204
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	1,345,000	1,373,082
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,611,000	1,997,189
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	107,424
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	276,282
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	410,000	417,575
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,680
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	95,566
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	321,225
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,261,000	2,770,642
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	616,216
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	261,434
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	52,487
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	133,769
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	4,937,000	5,153,652
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	820,000	887,384
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,021,000	1,132,506
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	1,042,000	1,187,899
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	125,075

Southern Natural Gas Co. LLC Senior Notes 8.00% due 03/01/2032	140,000	195,669
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,510,000	1,576,546
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	64,484

		32,304,419

Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	260,000	244,045
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	76,603
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	392,998
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	500,073
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	476,606
American Tower Corp. Senior Notes 1.50% due 01/31/2028	610,000	585,919
American Tower Corp. Senior Notes 1.88% due 10/15/2030	545,000	518,855
American Tower Corp. Senior Notes 2.10% due 06/15/2030	300,000	291,694
American Tower Corp. Senior Notes 2.75% due 01/15/2027	857,000	890,625
American Tower Corp. Senior Notes 2.95% due 01/15/2051	164,000	158,593
American Tower Corp. Senior Notes 3.10% due 06/15/2050	890,000	881,995
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	187,069
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,404,000	4,752,083
American Tower Corp. Senior Notes 3.70% due 10/15/2049	615,000	670,913
American Tower Corp. Senior Notes 3.80% due 08/15/2029	618,000	679,459
Boston Properties LP Senior Notes 2.55% due 04/01/2032	3,765,000	3,751,558
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	240,388
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	159,830
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	380,000	379,905
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	215,000	210,565
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	214,427
Corporate Office Properties LP Company Guar. Notes 2.00% due 01/15/2029	175,000	169,822
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	624,000	626,760
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	580,000	564,459
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	1,254,000	1,260,196
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	858,000	926,806
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	797,000	874,266
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	377,000	415,027
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	104,935
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	125,981
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	901,000	891,370
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	2,406,000	2,344,957
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	560,000	587,264
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	365,000	367,410

Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	231,260
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	280,089
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	388,766
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	250,000	364,419
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	300,000	283,536
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	823,780
Iron Mountain, Inc. Company Guar. Notes 4.50% due 02/15/2031*	2,745,000	2,772,450
Life Storage LP Company Guar. Notes 2.40% due 10/15/2031	255,000	251,858
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	461,071
Mid-America Apartments LP Senior Notes 1.70% due 02/15/2031	300,000	284,455
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	450,000	473,287
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	318,643
Office Properties Income Trust Senior Notes 2.40% due 02/01/2027	525,000	511,953
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	265,000	259,012
Physicians Realty LP Company Guar. Notes 2.63% due 11/01/2031	265,000	264,753
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	340,000	366,252
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	106,977
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	228,030
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	349,642
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	447,297
Sabra Health Care LP Company Guar. Notes 3.20% due 12/01/2031	430,000	419,057
Safehold Operating Partnership LP Company Guar. Notes 2.80% due 06/15/2031	1,200,000	1,196,335
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029*	2,080,000	1,996,800
SBA Communications Corp. Senior Notes 3.88% due 02/15/2027	2,030,000	2,093,498
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	310,000	296,839
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	57,216
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	395,001
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	401,419
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	74,080
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	273,469
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	395,000	389,949
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	790,000	878,288

		43,462,937

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	200,000
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	200,000	247,531
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,544,697

		1,992,228

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	340,000	321,387
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	203,140

		524,527

Retail-Automobile — 0.1%
Penske Automotive Group, Inc. Company Guar. Notes 3.75% due 06/15/2029	2,795,000	2,779,655

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	228,702
Lowe’s Cos., Inc. Senior Notes 1.70% due 10/15/2030	560,000	534,845
Lowe’s Cos., Inc. Senior Notes 2.63% due 04/01/2031	365,000	373,408
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	190,085
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	314,000	346,860

		1,673,900

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 0.95% due 02/10/2026*	325,000	315,723
7-Eleven, Inc. Senior Notes 1.30% due 02/10/2028*	261,000	248,766
7-Eleven, Inc. Senior Notes 2.50% due 02/10/2041*	266,000	246,943

		811,432

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	226,293

Retail-Major Department Stores — 0.1%
Nordstrom, Inc. Senior Notes 4.00% due 03/15/2027	520,000	534,300
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031	581,000	580,796
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	357,000	405,137

		1,520,233

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031	500,000	507,093

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	190,861
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	146,242

		337,103

Schools — 0.0%
Pepperdine University Notes 3.30% due 12/01/2059	290,000	306,895
University of Southern California Senior Notes 3.23% due 10/01/2120	280,000	293,935

		600,830

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 2.80% due 10/01/2041	473,000	480,659

Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	859,000	846,267
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	395,519
VMware, Inc. Senior Notes 4.65% due 05/15/2027	280,000	317,341

		1,559,127

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2026*	939,000	786,436
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2029*	2,723,000	1,883,129
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2031*	939,000	586,948
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	861,167

		4,117,680

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. Series 2013 4.70% due 01/10/2036*	227,225	257,730

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.98% due 12/15/2055*	100,000	99,745
Reliance Steel & Aluminum Co. Senior Notes 1.30% due 08/15/2025	1,160,000	1,146,669
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	169,000	165,008
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	450,000	483,695

		1,895,117

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	662,470

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	110,000	107,341
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	765,000	738,016
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	1,110,000	1,135,419
AT&T, Inc. Senior Notes 3.10% due 02/01/2043	1,150,000	1,109,384
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	304,000	313,133
AT&T, Inc. Senior Notes 3.50% due 09/15/2053	866,000	876,519
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	4,166,000	4,220,538
Switch, Ltd. Company Guar. Notes 4.13% due 06/15/2029*	1,725,000	1,733,625
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	1,025,000	1,028,269
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	1,501,000	1,513,568
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	495,000	467,282
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	327,000	310,039
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,404,000	1,642,352
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,479,210
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	835,000	1,102,738

		17,777,433

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	785,000	745,409
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	355,000	348,669
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,007,000	1,058,868
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	240,000	233,011
BAT Capital Corp. Company Guar. Notes 3.98% due 09/25/2050	370,000	360,905
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	495,000	528,538
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	251,245

		3,526,645

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	623,000	684,563

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	731,326
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	193,000	220,897
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	434,861
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	91,825
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	454,077
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	382,000	484,291
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	233,450
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	122,857

		2,773,584

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	268,692

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	368,740
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	263,061

		631,801

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	276,416

Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	500,000	520,519
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	487,647

		1,008,166

Total U.S. Corporate Bonds & Notes (cost $547,854,774)		572,867,563

FOREIGN CORPORATE BONDS & NOTES — 10.2%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 1.90% due 02/15/2031*	479,000	458,406
BAE Systems PLC Senior Notes 3.00% due 09/15/2050*	231,000	228,967

		687,373

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	262,015
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	175,164

		437,179

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	340,678
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	85,128
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	147,754

		573,560

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	181,130	184,802
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	255,613	250,563
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	266,551	269,903
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	376,458	386,185
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	268,517	281,558
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	360,135	367,327

		1,740,338

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*	922,000	970,107
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*	1,497,000	1,623,981

		2,594,088

Banks-Commercial — 1.4%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	439,306
AIB Group PLC Senior Notes 4.26% due 04/10/2025*	270,000	287,183
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	1,080,000	1,154,052
ANZ New Zealand International, Ltd. Company Guar. Notes 2.55% due 02/13/2030*	462,000	477,166
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	221,328
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	600,000	568,500

Bangkok Bank PCL Sub. Notes 3.73% due 09/25/2034*	2,926,000	2,975,625
Bank of Ireland Group PLC Senior Notes 2.03% due 09/30/2027*	430,000	424,358
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	180,368
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	457,768
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	251,958
BPCE SA Senior Notes 1.00% due 01/20/2026*	570,000	555,219
BPCE SA Senior Notes 1.65% due 10/06/2026*	342,000	339,378
BPCE SA Senior Notes 2.28% due 01/20/2032*	410,000	395,413
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,393,376
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	646,800
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	407,492
Commonwealth Bank of Australia Sub. Notes 3.31% due 03/11/2041*	250,000	257,564
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	527,393
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	264,862
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	429,756
Danske Bank A/S Senior Notes 1.17% due 12/08/2023*	932,000	934,645
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	201,501
DNB Bank ASA Senior Notes 1.61% due 03/30/2028*	675,000	663,172
ING Groep NV Senior Notes 1.73% due 04/01/2027	225,000	224,606
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*	340,000	337,018
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	273,091
National Australia Bank, Ltd. Sub. Notes 2.33% due 08/21/2030*	300,000	288,914
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	502,155
Nordea Bank Abp Senior Notes 1.50% due 09/30/2026*	291,000	286,613
Nordea Bank Abp Sub. Notes 4.25% due 09/21/2022*	450,000	464,388
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	199,214
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	952,741
Santander UK Group Holdings PLC Senior Notes 1.67% due 06/14/2027	465,000	457,294
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	402,327
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	230,000	223,885
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	474,888
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	403,049
Standard Chartered PLC Sub. Notes 4.30% due 02/19/2027*	200,000	214,880
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	273,282
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	4,162,000	4,145,028
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,618,000	2,691,083
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	326,750
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	311,019

		28,906,408

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	335,000	316,116
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	398,475
Fomento Economico Mexicano SAB de CV Senior Notes 3.50% due 01/16/2050	500,000	533,610

		1,248,201

Building Societies — 0.0%
Nationwide Building Society Senior Notes 1.00% due 08/28/2025*	240,000	236,347

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	823,587
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	560,713
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	297,507
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	396,858

		2,078,665

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	300,000	370,849

Chemicals-Specialty — 0.1%
OCP SA Senior Notes 3.75% due 06/23/2031*	2,743,000	2,688,118

Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	606,000	690,060

Computer Services — 0.1%
CGI, Inc. Senior Notes 1.45% due 09/14/2026*	432,000	422,904
CGI, Inc. Senior Notes 2.30% due 09/14/2031*	776,000	751,856

		1,174,760

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	215,657

Diversified Banking Institutions — 2.5%
Banco Santander SA Senior Notes 1.72% due 09/14/2027	200,000	197,015
Banco Santander SA Senior Notes 1.85% due 03/25/2026	400,000	400,570
Banco Santander SA Senior Notes 2.75% due 05/28/2025	400,000	415,747
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	400,000	392,707
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	206,048
Barclays PLC Senior Notes 1.01% due 12/10/2024	705,000	705,043
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	655,854
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,582,816
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	455,175
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,821,417
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	210,000	205,292
BNP Paribas SA Senior Notes 2.16% due 09/15/2029*	733,000	720,215
BNP Paribas SA Sub. Notes 2.59% due 08/12/2035*	620,000	597,699
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	515,000	535,843
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	769,000	750,804
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	345,000	328,757
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	216,704
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	1,235,000	1,193,746
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	253,072
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	267,340

Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	1,218,000	1,240,837
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	502,745
Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025	2,310,000	2,472,746
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	270,525
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	274,055
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026	390,000	391,940
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	555,000	565,628
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	475,908
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	600,000	591,703
HSBC Holdings PLC Senior Notes 2.21% due 08/17/2029	415,000	407,247
HSBC Holdings PLC Senior Notes 2.36% due 08/18/2031	580,000	568,985
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	216,908
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	220,018
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	230,000	330,308
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	818,043
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	460,000	454,738
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	204,472
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,315,350
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	249,327
Lloyds Banking Group PLC Sub. Notes 4.50% due 11/04/2024	440,000	478,667
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	221,132
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*	380,000	373,169
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	351,270
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.05% due 07/17/2030	5,686,000	5,545,242
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	88,719
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	397,282
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	481,000	468,350
Mizuho Financial Group, Inc. Senior Notes 2.23% due 05/25/2026	680,000	693,797
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	348,193
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	584,000	577,316
Natwest Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	503,930
Natwest Group PLC Senior Notes 3.88% due 09/12/2023	525,000	553,370
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	200,000	214,165
Natwest Group PLC Senior Notes 4.45% due 05/08/2030	450,000	510,980
Natwest Group PLC Senior Notes 4.80% due 04/05/2026	200,000	224,269
Natwest Group PLC Senior Notes 4.89% due 05/18/2029	200,000	230,624
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	997,000	977,003
Societe Generale SA Senior Notes 1.79% due 06/09/2027*	420,000	413,552
Societe Generale SA Senior Notes 2.89% due 06/09/2032*	980,000	978,873

Societe Generale SA Senior Notes 3.00% due 01/22/2030*	352,000	363,063
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	676,000	724,043
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025	847,000	847,296
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	4,943,000	4,854,403
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	195,220
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	1,142,000	1,199,395
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	213,182
UBS Group AG Senior Notes 1.36% due 01/30/2027*	400,000	392,619
UBS Group AG Senior Notes 1.49% due 08/10/2027*	830,000	813,246
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	295,116
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	203,474
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	1,996,400
UniCredit SpA Senior Notes 1.98% due 06/03/2027*	330,000	324,424
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	420,000	422,408
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	300,000	331,216
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	440,000	444,943

		53,243,698

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,967,000	3,612,382
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030	1,461,000	1,503,254

		5,115,636

Diversified Manufacturing Operations — 0.0%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	310,638
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	263,211
Trane Technologies Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	160,062

		733,911

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.25% due 03/17/2028*	1,326,000	1,303,929
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,551,000	1,547,736
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	212,438
Anglo American Capital PLC Company Guar. Notes 3.95% due 09/10/2050*	200,000	215,704
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	216,793
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	450,000	450,617
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030	250,000	271,315
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	415,000	554,183

		4,772,715

Diversified Operations — 0.1%
CK Hutchison International 17, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	302,715
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	665,323

		968,038

Electric-Distribution — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	387,364
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	426,380

		813,744

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,481,306

Electric-Integrated — 0.2%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,472,417
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	195,762

		3,668,179

Electronic Components-Misc. — 0.2%
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	1,400,000	1,421,924
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,530,000	1,675,993

		3,097,917

Electronic Components-Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	725,000	722,398
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.70% due 05/01/2025*	256,000	265,835
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	745,000	760,023

		1,748,256

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	163,604
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	210,260
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	197,000	229,903
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	185,239
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	564,154
Nomura Holdings, Inc. Senior Notes 2.68% due 07/16/2030	350,000	351,420

		1,704,580

Finance-Leasing Companies — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	230,000	226,319
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	335,000	338,102
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.88% due 08/14/2024	550,000	569,610
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.00% due 10/29/2028	1,665,000	1,690,131
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	1,879,000	1,915,830
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.45% due 12/16/2021	280,000	280,419
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 09/15/2023	3,643,000	3,860,546
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	1,719,000	1,990,784
Avolon Holdings Funding, Ltd. Senior Notes 2.13% due 02/21/2026*	1,762,000	1,742,188
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	3,265,000	3,200,120
Avolon Holdings Funding, Ltd. Senior Notes 2.75% due 02/21/2028*	1,350,000	1,336,814
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	219,000	224,593
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,041,000	2,152,836
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	1,194,000	1,283,436

Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	426,125
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	3,033,000	3,286,288
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	1,270,000	1,422,662
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	202,335
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	210,629
Global Aircraft Leasing Co., Ltd. Senior Notes 6.50% due 09/15/2024*(12)	1,959,710	1,902,584
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	203,224
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	153,241
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	350,000	364,347
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	62,000	67,158

		29,050,321

Finance-Other Services — 0.0%
LSEGA Financing PLC Company Guar. Notes 2.00% due 04/06/2028*	925,000	920,716

Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Senior Notes 5.50% due 01/15/2030*	2,525,000	2,764,875

Food-Misc./Diversified — 0.1%
Indofood CBP Sukses Makmur Tbk PT Senior Notes 3.54% due 04/27/2032	2,816,000	2,812,427

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	318,226

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	381,594

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*	250,000	255,075
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	275,153
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	434,822

		965,050

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Senior Notes 4.35% due 10/29/2025	2,500,000	2,699,812

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*	551,000	568,996
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,552,000	2,893,337

		3,462,333

Internet Content-Information/News — 0.1%
Prosus NV Senior Notes 3.68% due 01/21/2030*	2,510,000	2,582,042

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,403,000	1,542,750

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	247,682

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 0.75% due 09/02/2023	465,000	464,056
Royalty Pharma PLC Company Guar. Notes 1.20% due 09/02/2025	460,000	453,297
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027	460,000	451,295
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040	380,000	379,096
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050	390,000	387,124

		2,134,868

Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	240,000	213,352
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	132,246
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	208,123
Jazz Securities DAC Senior Sec. Notes 4.38% due 01/15/2029*	2,540,000	2,609,850
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	173,068
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	752,497
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	820,000	834,258
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	385,000	393,158

		5,316,552

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	555,000	564,685

Oil Companies-Exploration & Production — 0.4%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	2,091,000	2,124,456
Energean Israel Finance, Ltd. Senior Sec. Notes 5.38% due 03/30/2028*	478,000	483,975
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	1,369,000	1,492,210
Leviathan Bond, Ltd. Senior Sec. Notes 6.75% due 06/30/2030*	1,367,000	1,498,574
Lundin Energy Finance BV Company Guar. Notes 2.00% due 07/15/2026*	254,000	253,126
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	220,000	221,836
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	2,554,000	2,560,742

		8,634,919

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	214,000	231,513
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	192,906
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	186,210
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	208,726
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	198,709
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,793,221
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,595,309
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	259,489
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	178,467
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*	200,000	198,824
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	213,918
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	95,906
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	555,000	581,712
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	425,835
TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	760,000	777,886

		8,138,631

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029*(6)(10)	874,867	218,717
Pindo Deli Pulp & Paper Mills VRS Sec. Notes 3.13% (3 ML+3.00%) due 04/28/2027*(6)	1,667,082	0

		218,717

Pipelines — 0.4%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,340,000	2,601,983
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	3,612,000	3,518,194

Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*	500,000	491,124
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	274,011
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	377,942
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	358,915

		7,622,169

Property Trust — 0.0%
GAIF Bond Issuer Pty., Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	281,804

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	424,009

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	236,897
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	267,194

		504,091

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp. Senior Notes 1.60% due 04/06/2024*	1,642,000	1,653,058
Triton Container International, Ltd. Company Guar. Notes 1.15% due 06/07/2024*	550,000	545,961

		2,199,019

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	230,000	238,743
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	545,000	561,672
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.63% due 05/13/2051*	610,000	648,942
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	433,617

		1,882,974

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	202,126
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	5,163,800

		5,365,926

Telecom Services — 0.1%
NBN Co., Ltd. Senior Notes 2.63% due 05/05/2031*	1,050,000	1,058,431

Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	400,000	497,705
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	307,456

		805,161

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	270,000	267,046

Transport-Rail — 0.1%
Indian Railway Finance Corp., Ltd. Senior Notes 2.80% due 02/10/2031*	3,112,000	2,996,715

Total Foreign Corporate Bonds & Notes (cost $210,104,294)		217,153,128

U.S. GOVERNMENT AGENCIES — 22.8%
Federal Home Loan Mtg. Corp. — 3.9%
2.50% due 10/01/2051	875,000	906,091
3.00% due 01/01/2038	568,321	599,128
3.00% due 03/01/2043	636,940	678,129
3.00% due 04/01/2043	56,033	60,080
3.00% due 05/01/2043	103,560	111,391
3.00% due 10/01/2046	2,443,955	2,601,479
3.00% due 02/01/2047	1,274,219	1,358,798
3.00% due 11/01/2048	665,534	696,354
3.00% due 06/01/2050	347,864	367,654
3.50% due 11/01/2037	412,181	440,959
3.50% due 02/01/2042	81,516	88,496
3.50% due 05/01/2042	28,201	30,614
3.50% due 07/01/2042	111,128	120,168
3.50% due 03/01/2043	60,944	65,899
3.50% due 09/01/2045	1,589,103	1,704,192
3.50% due 12/01/2045	945,059	1,013,250
3.50% due 11/01/2046	1,026,538	1,092,827
3.50% due 12/01/2046	709,787	756,325
3.50% due 05/01/2049	148,718	158,411
3.50% due 10/01/2049	776,062	819,204
4.00% due 07/01/2025	34,587	36,600
4.00% due 08/01/2037	101,686	110,983
4.00% due 11/01/2040	37,380	41,183

4.00% due 01/01/2041	392,222	433,419
4.00% due 04/01/2044	523,516	578,223
4.00% due 01/01/2046	684,812	749,999
4.00% due 09/01/2049	997,351	1,079,257
4.50% due 07/01/2025	9,108	9,604
4.50% due 07/01/2040	297,562	331,621
4.50% due 03/01/2041	12,323	13,628
4.50% due 05/01/2041	44,463	49,529
4.50% due 05/01/2042	798,934	889,357
4.50% due 06/01/2048	841,635	929,980
5.00% due 11/01/2035	9,223	10,500
5.00% due 10/01/2036	20,073	22,918
5.00% due 12/01/2036	9,675	11,047
5.00% due 10/01/2037	3,809	4,342
5.00% due 08/01/2039	19,392	22,212
5.00% due 01/01/2040	17,789	20,376
5.00% due 04/01/2040	10,893	12,250
5.50% due 05/01/2036	4,098	4,771
5.50% due 12/01/2036	1,024	1,175
5.50% due 01/01/2038	14,648	17,053
Series 267, Class 30 3.00% due 08/15/2042(1)	627,853	643,447
Series 323, Class 300 3.00% due 01/15/2044(1)	295,289	307,230
Series 262, Class 35 3.50% due 07/15/2042(1)	1,297,019	1,389,967
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(3)(4)	690,000	738,519
Series 2018-W5FX, Class BFX 3.66% due 04/25/2028*(3)(4)	2,000,000	2,087,960
Series 2015-K44, Class B 3.67% due 01/25/2048*(3)(4)	3,390,000	3,593,138
Series 2016-K722, Class B 3.86% due 07/25/2049*(3)(4)	625,000	649,089
Series 2014-K40, Class C 4.07% due 11/25/2047*(3)(4)	639,000	676,777
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,590,794
Series K718, Class A2 2.79% due 01/25/2022(3)	753,279	754,872
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,540,097
Series KJ09, Class A2 2.84% due 09/25/2022(3)	158,578	160,635
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	1,049,381
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	848,394
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,245,747
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	456,051
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09% due 07/25/2029(3)(4)(7)	1,925,479	144,469
Series K098, Class X1 1.14% due 08/25/2029(3)(4)(7)	3,332,541	262,270
Series K110, Class XAM 1.87% due 04/25/2030(3)(4)(7)	914,237	131,598
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	1,172,000	1,215,014
Series W5FX, Class AFX 3.21% due 04/25/2028(3)(4)	719,000	788,398
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,370,214
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	751,415
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	2,984,864	3,078,806
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,258,000	2,421,330
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,128,429
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,440,166
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	664,000	763,263
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	835,000	968,383
Federal Home Loan Mtg. Corp. REMIC
Series 3582, Class MO zero coupon due 10/15/2039(1)	358,176	342,526
Series 3382, Class OA zero coupon due 11/15/2037(1)	385,384	345,872
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,378,210	1,363,032
Series 4533, Class GA 3.00% due 06/15/2028(1)	221,635	227,675
Series 4474, Class HJ 3.00% due 07/15/2039(1)	104,152	109,681
Series 4623, Class WI 4.00% due 08/15/2044(1)(7)	60,291	6,081
Series 4784, Class NZ 4.00% due 05/15/2048(1)	1,476,756	1,559,881
Series 4471, Class PI 4.50% due 12/15/2040(1)(7)	43,135	4,154
Series 2691, Class ZU 5.50% due 09/15/2033(1)	1,390,066	1,586,957
Series 3845, Class AI 5.50% due 02/15/2036(1)(7)	46,835	8,472
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 0.59% (1 ML+0.50%) due 07/15/2042(1)	165,698	167,865

Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(1)	366,706	378,836
Series 2019-4, Class MV 3.00% due 02/25/2059(1)	215,796	227,375
Series 2018-1, Class M60C 3.50% due 05/25/2057(1)	3,123,919	3,293,247
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	1,490,390	1,574,539
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	22,251	23,176
Series 2019-2, Class MV 3.50% due 08/25/2058(1)	163,566	177,269
Series 2019-3, Class MA 3.50% due 10/25/2058(1)	250,314	260,503
Series 2019-3, Class MB 3.50% due 10/25/2058(1)	758,837	856,246
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	211,184	228,405
Series 2018-2, Class M55D 4.00% due 11/25/2057(1)	2,123,136	2,276,871
Series 2019-4, Class M55D 4.00% due 02/25/2059(1)	1,171,960	1,265,510

		82,529,502

Federal National Mtg. Assoc. — 7.2%
2.00% due 01/01/2051	142,622	143,429
2.00% due 02/01/2051	223,856	225,331
2.41% due 05/01/2023	96,897	98,757
2.42% due 10/01/2029	1,900,000	2,005,286
2.50% due 11/01/2031	53,841	56,193
2.50% due 11/01/2046	415,664	428,474
2.50% due 02/01/2050	879,287	904,613
2.50% due 06/01/2050	877,516	910,373
2.50% due 07/01/2050	1,002,979	1,039,533
2.55% due 05/01/2023	99,791	101,857
2.70% due 04/01/2025	9,328,507	9,777,603
2.77% due 03/01/2022	440,955	440,938
2.82% due 07/01/2022	2,884,652	2,902,458
2.83% due 05/01/2027	2,500,000	2,670,752
2.84% due 04/01/2025	3,693,629	3,887,394
2.92% due 02/01/2030	1,560,536	1,677,351
2.92% due 05/01/2030	2,000,000	2,175,403
2.93% due 01/01/2025	2,784,065	2,793,753
2.94% due 05/01/2030	1,680,000	1,807,689
2.97% due 06/01/2030	1,881,703	2,031,979
3.00% due 11/01/2028	153,042	161,739
3.00% due 12/01/2031	676,174	715,792
3.00% due 08/01/2033	598,252	629,202
3.00% due 07/01/2037	176,632	186,420
3.00% due 11/01/2037	294,527	310,655
3.00% due 05/01/2043	291,433	311,070
3.00% due 06/01/2043	1,028,881	1,096,179
3.00% due 09/01/2046	784,192	834,476
3.00% due 11/01/2046	1,171,413	1,246,606
3.00% due 12/01/2046	299,520	316,442
3.00% due 01/01/2048	1,252,031	1,309,934
3.00% due 02/01/2048	173,293	181,642
3.00% due 08/01/2049	866,282	908,015
3.00% due 07/01/2060	2,730,019	2,898,449
3.03% due 04/01/2030	2,000,000	2,176,699
3.04% due 12/01/2024	2,431,546	2,565,308
3.07% due 09/01/2024	3,931,094	4,140,568
3.10% due 09/01/2025	3,143,679	3,351,358
3.12% due 06/01/2035	2,000,000	2,231,810
3.16% due 02/01/2032	2,709,223	2,990,698
3.50% due 04/01/2038	286,627	305,159
3.50% due 01/01/2041	395,110	427,507
3.50% due 11/01/2041	14,789	16,049
3.50% due 01/01/2042	161,323	175,173
3.50% due 04/01/2043	65,563	70,966
3.50% due 07/01/2043	522,196	563,056
3.50% due 08/01/2043	297,722	323,095
3.50% due 03/01/2045	322,979	347,369
3.50% due 11/01/2045	220,304	236,265
3.50% due 03/01/2046	88,008	93,832
3.50% due 07/01/2046	834,332	899,565
3.50% due 12/01/2046	224,316	239,046
3.50% due 03/01/2060	2,118,768	2,304,228
3.76% due 12/01/2035	1,822,423	2,130,191
3.77% due 12/01/2025	1,431,441	1,561,204
3.81% due 12/01/2028	920,000	1,048,296
3.95% due 01/01/2027	130,542	145,429
4.00% due 01/01/2035	2,525,974	2,775,288
4.00% due 09/01/2040	1,223,365	1,349,506
4.00% due 11/01/2040	797,305	878,339
4.00% due 06/01/2041	609,002	672,853
4.00% due 10/01/2041	567,515	624,971
4.00% due 11/01/2041	268,133	296,095
4.00% due 01/01/2042	1,839,437	2,029,367
4.00% due 04/01/2042	300,386	329,355
4.00% due 10/01/2042	353,395	388,681
4.00% due 12/01/2042	235,117	259,426
4.00% due 01/01/2043	813,984	897,003
4.00% due 06/01/2043	368,308	405,073
4.00% due 07/01/2043	167,168	183,249
4.00% due 04/01/2044	191,812	211,240
4.00% due 06/01/2045	700,543	771,182
4.00% due 02/01/2046	13,611	14,854
4.00% due 08/01/2048	450,083	482,437
4.00% due 10/01/2049	870,164	942,576
4.50% due 05/01/2025	4,979	5,229
4.50% due 03/01/2034	44,306	49,237
4.50% due 05/01/2040	12,616	14,055
4.50% due 10/01/2040	17,026	19,030
4.50% due 02/01/2041	433,991	483,975
4.50% due 04/01/2041	819,574	913,197
4.50% due 07/01/2042	361,185	400,138
4.50% due 11/01/2042	810,700	897,936
4.50% due 01/01/2043	623,922	694,403
4.50% due 04/01/2044	48,363	53,813
4.50% due 06/01/2044	1,693,858	1,885,705
4.50% due 07/01/2049	996,681	1,090,775
4.50% due 09/01/2049	646,084	725,787
5.00% due 03/01/2034	11,515	12,885
5.00% due 04/01/2034	13,140	14,990
5.00% due 05/01/2035	7,525	8,577

5.00% due 07/01/2035	22,193	24,718
5.00% due 08/01/2035	17,166	19,574
5.00% due 09/01/2035	6,574	7,456
5.00% due 10/01/2035	23,265	26,576
5.00% due 10/01/2039	11,374	12,912
5.00% due 11/01/2039	26,738	30,617
5.00% due 12/01/2039	28,207	32,299
5.00% due 02/01/2040	25,030	28,660
5.00% due 06/01/2040	16,951	19,330
5.00% due 03/01/2042	3,104,421	3,543,417
5.50% due 11/01/2034	2,044	2,368
5.50% due 01/01/2036	75,683	88,114
5.50% due 11/01/2036	24,605	28,654
5.50% due 06/01/2037	86,873	101,501
5.50% due 08/01/2037	68,787	80,020
5.50% due 01/01/2038	13,333	15,583
5.50% due 12/01/2038	1,682,257	1,949,207
5.50% due 05/01/2058	1,358,357	1,620,529
5.58% due 03/01/2038	1,085,493	1,247,841
6.00% due 02/01/2033	23,157	26,006
6.00% due 10/01/2035	9,062	10,644
6.00% due 01/01/2036	10,319	12,167
6.00% due 02/01/2037	6,795	8,023
6.00% due 03/01/2037	4,206	4,970
6.00% due 04/01/2037	6,704	7,876
6.00% due 06/01/2037	89,852	106,122
6.00% due 06/01/2038	32,874	38,837
6.00% due 10/01/2038	3,984	4,669
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90% due 06/25/2027	1,520,126	1,620,424
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)	656,786	599,011
Series 2020-M50, Class A1 0.67% due 10/25/2030(3)	983,056	957,017
Series 2021-M3, Class 1A1 1.00% due 11/25/2033(3)	1,035,268	1,026,933
Series 2020-M50, Class A2 1.20% due 10/25/2030(3)	390,000	381,593
Series 2020-M38, Class 2A1 1.59% due 11/25/2028(3)	530,000	526,925
Series 2013-53, Class CB 2.00% due 10/25/2040(1)	40,177	40,460
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	165,528	168,555
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	2,566,792	2,664,892
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	13,447,756	13,942,769
Series 2013-1, Class YI 3.00% due 02/25/2033(1)(7)	190,411	18,739
Series 2013-64, Class KI 3.00% due 02/25/2033(1)(7)	47,476	4,425
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	406,797	432,248
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	89,239	95,025
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	40,627	40,612
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	189,732	199,767
Series 2014-35, Class CA 3.50% due 06/25/2044(1)	146,388	155,721
Series 2019-7, Class CA 3.50% due 11/25/2057(1)	1,183,913	1,247,900
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	610,553	631,901
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	112,315	121,787
Series 2016-40, Class IQ 4.00% due 07/25/2046(1)(7)	232,211	41,928
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,010,163	1,139,715
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,696,794	1,949,670
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	249,755	289,181
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,541,993
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,021,697	2,146,380
Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 1.02% (1 ML+0.93%) due 11/25/2022(3)	180,111	180,208
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M50, Class X1 1.91% due 10/25/2030(3)(4)(7)	6,397,828	672,651
Series 2020-M38, Class X2 1.99% due 11/25/2028(3)(4)(7)	2,250,000	264,562
Series 2021-M3, Class X1 2.00% due 11/25/2033(3)(4)(7)	5,365,613	706,614
Series 2017-M3, Class A2 2.47% due 12/25/2026(3)(4)	345,100	362,730
Series 2017-M4, Class A2 2.56% due 12/25/2026(3)(4)	2,181,807	2,304,104
Series 2015-M8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,095,113
Series 2015-M2, Class A3 3.02% due 12/25/2024(3)(4)	670,815	704,592
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,298,275
Series 2018-M4, Class A2 3.06% due 03/25/2028(3)(4)	789,642	857,156
Series 2017-M12, Class A2 3.07% due 06/25/2027(3)(4)	1,145,574	1,239,986
Series 2018-M3, Class A2 3.09% due 02/25/2030(3)(4)	606,000	666,415
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,535,718	1,659,049
Series 2017-M5, Class A2 3.12% due 04/25/2029(3)(4)	1,000,089	1,098,547
Series 2018-M10, Class A2 3.37% due 07/25/2028(3)(4)	1,514,000	1,673,551

		153,177,699

Government National Mtg. Assoc. — 5.1%
2.00% due December 30 TBA	1,550,000	1,565,439
2.00% due January 30 TBA	775,000	781,024
2.50% due 07/20/2051	2,664,472	2,740,495
2.50% due 08/20/2051	14,051,882	14,457,068
2.50% due 09/20/2051	1,893,725	1,947,326
2.50% due 10/20/2051	1,485,000	1,528,058
2.50% due November 30 TBA	3,450,000	3,546,223
3.00% due 11/20/2044	224,057	235,680
3.00% due 04/20/2045	251,126	263,043
3.00% due 04/20/2046	65,095	68,136
3.00% due 08/20/2046	121,721	127,497
3.00% due 09/20/2046	314,899	329,853
3.00% due 09/20/2047	505,820	528,222
3.00% due 11/20/2047	1,432,790	1,500,746
3.00% due 01/20/2048	2,431,644	2,541,769
3.00% due 06/20/2051	1,066,862	1,110,214
3.00% due 08/20/2051	766,713	798,509
3.00% due 11/20/2051	225,000	235,291
3.00% due November 30 TBA	250,000	259,561
3.00% due December 30 TBA	425,000	440,722
3.50% due 10/20/2033	718,844	762,875
3.50% due 11/15/2040	35,003	37,585
3.50% due 12/15/2041	95,073	106,379
3.50% due 02/15/2042	98,253	105,878
3.50% due 04/15/2042	15,067	16,257
3.50% due 05/20/2046	357,241	377,704
3.50% due 11/20/2047	3,448,491	3,643,268
3.50% due 08/20/2050	1,934,316	2,097,146
3.50% due 01/20/2051	2,117,139	2,317,481
3.50% due November 30 TBA	4,112,500	4,302,382
4.00% due 12/20/2042	1,060,782	1,192,818
4.00% due 09/20/2044	375,564	413,680
4.00% due 03/20/2048	49,828	53,311
4.00% due 05/20/2048	124,220	132,611
4.00% due 07/20/2049	204,830	217,135
4.00% due November 30 TBA	2,975,000	3,153,262
4.25% due 01/20/2045	1,123,881	1,251,626
4.25% due 02/20/2045	1,257,588	1,400,234
4.25% due 04/20/2045	1,026,157	1,142,353
4.25% due 06/20/2045	847,235	943,442
4.50% due 04/15/2039	56,355	65,899
4.50% due 05/15/2039	20,770	23,903
4.50% due 09/15/2039	29,636	34,352
4.50% due 01/15/2040	103,997	118,010
4.50% due 02/15/2040	125,657	142,480
4.50% due 03/15/2040	33,628	38,053
4.50% due 04/15/2040	54,562	61,912
4.50% due 06/15/2040	67,806	77,109
4.50% due 07/15/2040	26,973	30,542
4.50% due 01/20/2041	50,128	56,176
4.50% due 06/20/2041	48,227	53,810
4.50% due 09/20/2041	796,056	889,682
4.50% due 07/20/2045	505,438	545,582
4.50% due 05/20/2048	570,386	610,364
4.50% due 04/20/2049	63,156	67,521
4.50% due 07/20/2049	264,365	282,250
4.50% due 09/20/2049	2,704,504	2,999,853
4.50% due 11/20/2049	1,607,585	1,755,794
5.50% due 12/15/2036	28,655	32,695
5.50% due 04/15/2038	7,996	9,442
5.50% due 01/20/2042	29,266	34,482
6.00% due 12/15/2032	9,261	10,387
Government National Mtg. Assoc. FRS 1.86% (1 Yr USTYCR+1.79%) due 09/20/2071	1,933,128	2,108,887
1.91% (1 Yr USTYCR+1.84%) due 08/20/2071	1,999,708	2,182,556
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(1)	109,608	103,114
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	126,642	137,968
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	86,239	93,505
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	1,951,370	2,113,736
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	818,467	915,152
Series 2010-105, Class B 5.00% due 08/20/2040(1)	785,738	885,663
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 0.52% (1 ML+0.44%) due 06/20/2065(1)	656,543	658,130
Series 2015-H16, Class FG 0.52% (1 ML+0.44%) due 07/20/2065(1)	1,051,346	1,053,976
Series 2015-H16, Class FL 0.52% (1 ML+0.44%) due 07/20/2065(1)	2,341,206	2,347,096
Series 2011-H06, Class FA 0.53% (1 ML+0.45%) due 02/20/2061(1)	839,243	840,863
Series 2015-H07, Class ES 0.56% (1 ML+0.47%) due 02/20/2065(1)	1,412,024	1,415,315
Series 2015-H05, Class FC 0.56% (1 ML+0.48%) due 02/20/2065(1)	2,893,829	2,902,886
Series 2015-H06, Class FA 0.56% (1 ML+0.48%) due 02/20/2065(1)	1,975,578	1,981,749
Series 2015-H08, Class FC 0.56% (1 ML+0.48%) due 03/20/2065(1)	5,038,725	5,056,213

Series 2015-H10, Class FC 0.56% (1 ML+0.48%) due 04/20/2065(1)	3,135,309	3,147,139
Series 2015-H12, Class FA 0.56% (1 ML+0.48%) due 05/20/2065(1)	1,818,963	1,825,242
Series 2013-H18, Class EA 0.58% (1 ML+0.50%) due 07/20/2063(1)	1,184,783	1,187,159
Series 2015-H23, Class FB 0.60% (1 ML+0.52%) due 09/20/2065(1)	915,684	920,251
Series 2015-H26, Class FG 0.60% (1 ML+0.52%) due 10/20/2065(1)	641,574	644,474
Series 2012-H08, Class FB 0.68% (1 ML+0.60%) due 03/20/2062(1)	811,268	814,625
Series 2014-H09, Class TA 0.68% (1 ML+0.60%) due 04/20/2064(1)	724,688	727,614
Series 2015-H29, Class FL 0.68% (1 ML+0.60%) due 11/20/2065(1)	2,171,625	2,187,088
Series 2015-H30, Class FE 0.68% (1 ML+0.60%) due 11/20/2065(1)	2,565,045	2,585,358
Series 2015-H32, Class FH 0.74% (1 ML+0.66%) due 12/20/2065(1)	759,367	766,588
Series 2016-H26, Class FC 1.08% (1 ML+1.00%) due 12/20/2066(1)	458,598	467,845
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.43% due 06/16/2047(3)(4)	727,983	741,498
Series 2015-137, Class WA 5.53% due 01/20/2038(1)(4)	28,882	33,462
Series 2015-137, Class W 5.55% due 10/20/2040(1)(4)	1,357,286	1,550,506

		109,008,259

Resolution Funding Corp — 0.0%
zero coupon due 01/15/2030 STRIPS	1,000,000	866,413

Small Business Administration — 0.2%
Series 2013-20D, Class 1 2.08% due 04/01/2033	607,444	620,326
Series 2012-20H, Class 1 2.37% due 08/01/2032	311,798	318,999
Series 2013-20F, Class 1 2.45% due 06/01/2033	910,251	934,621
Series 2013-20G, Class 1 3.15% due 07/01/2033	1,141,077	1,203,674
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,143,236	1,205,489
Series 2013-20I, Class 1 3.62% due 09/01/2033	583,438	622,599

		4,905,708

Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	405,000	583,307
4.63% due 09/15/2060	240,000	362,970

		946,277

Uniform Mtg. Backed Securities — 6.3%
1.50% due November 15 TBA	625,000	628,662
1.50% due December 15 TBA	3,325,000	3,338,378
2.00% due November 15 TBA	3,400,000	3,488,320
2.00% due November 30 TBA	13,925,000	13,922,280
2.00% due December 15 TBA	2,900,000	2,970,461
2.00% due December 30 TBA	20,800,000	20,752,875
2.00% due January 30 TBA	15,825,000	15,757,620
2.50% due November15 TBA	3,625,000	3,765,540
2.50% due November 30 TBA	11,715,000	12,030,756
2.50% due December 15 TBA	1,775,000	1,842,707
2.50% due December 30 TBA	26,405,000	27,053,779
2.50% due January 30 TBA	12,150,000	12,422,426
3.00% due November 15 TBA	1,475,000	1,545,984
3.00% due November 30 TBA	2,212,500	2,308,519
3.00% due December 30 TBA	987,500	1,028,939
3.00% due January 30 TBA	5,050,000	5,255,010
3.50% due December 30 TBA	4,925,000	5,202,416
4.00% due November 30 TBA	325,000	347,978

		133,662,650

Total U.S. Government Agencies (cost $476,974,082)		485,096,508

U.S. GOVERNMENT TREASURIES — 18.8%
United States Treasury Bonds — 9.1%
zero coupon due 11/15/2021 STRIPS	1,335,000	1,334,973
zero coupon due 02/15/2022 STRIPS	1,545,000	1,544,662
zero coupon due 05/15/2022 STRIPS	3,980,000	3,977,560
zero coupon due 08/15/2022 STRIPS	1,785,000	1,782,194
zero coupon due 11/15/2022 STRIPS	7,785,000	7,767,613
zero coupon due 02/15/2023 STRIPS	7,735,000	7,705,365
zero coupon due 05/15/2023 STRIPS	8,880,000	8,833,099
zero coupon due 08/15/2023 STRIPS	3,185,000	3,160,756
zero coupon due 05/15/2024 STRIPS	90,000	88,421
zero coupon due 11/15/2024 STRIPS	710,000	692,957
zero coupon due 02/15/2025 STRIPS	800,000	777,602
zero coupon due 08/15/2026 STRIPS	90,000	84,906
zero coupon due 08/15/2027 STRIPS	1,170,000	1,079,314
zero coupon due 11/15/2027 STRIPS	1,620,000	1,487,468
zero coupon due 02/15/2028 STRIPS	1,800,000	1,642,103
zero coupon due 08/15/2028 STRIPS	1,440,000	1,297,170
zero coupon due 11/15/2028 STRIPS	1,260,000	1,131,518
zero coupon due 11/15/2029 STRIPS	710,000	623,213
zero coupon due 11/15/2030 STRIPS	1,270,000	1,092,272
zero coupon due 02/15/2032 STRIPS	5,850,000	4,895,449
zero coupon due 05/15/2033 STRIPS	10,400,000	8,475,381
zero coupon due 08/15/2033 STRIPS	630,000	510,783
zero coupon due 02/15/2034 STRIPS	1,765,000	1,415,824
zero coupon due 08/15/2034 STRIPS	540,000	428,378
zero coupon due 11/15/2034 STRIPS	630,000	496,497
zero coupon due 02/15/2035 STRIPS	540,000	423,851

zero coupon due 05/15/2035 STRIPS	990,000	771,969
zero coupon due 08/15/2035 STRIPS	10,000,000	7,765,067
1.13% due 05/15/2040	515,000	444,550
1.25% due 05/15/2050	4,209,000	3,552,495
1.38% due 11/15/2040	20,380,000	18,333,243
1.38% due 08/15/2050	340,000	296,039
1.63% due 11/15/2050	7,825,000	7,246,684
1.75% due 01/15/2028 TIPS(8)	1,527,716	1,845,105
1.75% due 08/15/2041	1,450,000	1,393,359
1.88% due 02/15/2041	2,990,000	2,930,667
1.88% due 02/15/2051	10,180,000	10,000,259
2.00% due 02/15/2050	4,350,000	4,392,820
2.25% due 08/15/2046	3,052,000	3,218,072
2.25% due 08/15/2049	4,800,000	5,108,250
2.38% due 11/15/2049	17,500,000	19,122,852
2.50% due 01/15/2029 TIPS(8)	4,854,321	6,243,396
2.50% due 02/15/2045	3,900,000	4,267,453
2.88% due 05/15/2043	4,565,000	5,264,907
2.88% due 08/15/2045	150,000	175,559
2.88% due 05/15/2049	59,000	70,758
3.00% due 11/15/2044	317,000	376,202
3.00% due 02/15/2047	65,000	78,769
3.00% due 02/15/2048	330,000	401,517
3.13% due 02/15/2043	3,050,000	3,649,516
3.63% due 08/15/2043	2,975,000	3,835,542
3.63% due 02/15/2044	1,250,000	1,618,799
3.75% due 11/15/2043	9,944,000	13,067,426
3.88% due 08/15/2040	1,640,000	2,148,336
4.25% due 11/15/2040	543,000	744,886
4.38% due 02/15/2038	360,000	494,930
4.38% due 05/15/2041	1,400,000	1,958,414
5.25% due 11/15/2028	90,000	113,052

		193,680,222

United States Treasury Notes — 9.7%
0.13% due 01/15/2022 TIPS(8)	4,689,368	4,732,323
0.13% due 12/31/2022	76,100,000	76,004,875
0.25% due 09/30/2023	21,500,000	21,414,336
0.38% due 01/31/2026	2,340,000	2,269,891
0.38% due 09/30/2027	820,000	775,381
0.50% due 02/28/2026	8,315,000	8,102,903
0.63% due 08/15/2030	620,000	574,880
0.75% due 04/30/2026	420,000	412,913
0.88% due 06/30/2026	2,806,000	2,769,939
0.88% due 11/15/2030	3,900,000	3,686,871
1.13% due 02/28/2025	10,000,000	10,083,984
1.25% due 03/31/2028	4,790,000	4,745,281
1.25% due 06/30/2028	5,306,000	5,243,613
1.38% due 01/31/2022	10,000,000	10,032,234
1.38% due 08/31/2023	3,500,000	3,557,969
1.50% due 02/28/2023	2,000,000	2,031,641
1.63% due 02/15/2026	11,400	11,656
1.63% due 08/15/2029	400,000	404,797
1.63% due 05/15/2031	465,000	468,488
1.75% due 02/28/2022	5,700,000	5,731,449
1.75% due 07/15/2022	3,450,000	3,489,621
1.75% due 09/30/2022	1,500,000	1,522,031
1.75% due 01/31/2023	4,000,000	4,074,063
1.75% due 05/15/2023	2,808,000	2,867,122
1.75% due 12/31/2024	12,848,800	13,226,735
1.75% due 12/31/2026	1,482,300	1,522,716
1.88% due 11/30/2021	2,400,000	2,403,435
2.13% due 06/30/2022	1,000,000	1,013,359
2.13% due 02/29/2024	263,000	272,246
2.13% due 05/15/2025	155,000	161,448
2.25% due 10/31/2024	1,000,000	1,044,023
2.25% due 11/15/2024	58,000	60,562
2.25% due 11/15/2025	430,000	450,744
2.25% due 02/15/2027	3,739,000	3,931,354
2.50% due 08/15/2023	2,000,000	2,072,969
2.50% due 02/28/2026	340,000	360,227
2.75% due 05/31/2023	377,000	391,034
2.75% due 11/15/2023	600,000	627,094
2.88% due 05/31/2025	3,041,000	3,250,069
2.88% due 05/15/2028	245,000	267,538

		206,063,814

Total U.S. Government Treasuries (cost $392,208,952)		399,744,036

MUNICIPAL BONDS & NOTES — 1.2%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	690,792
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.15% due 07/01/2030	3,724,000	3,717,222
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	5,185,283
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	3,828,000	4,851,853
Ohio State University Revenue Bonds Series A 4.05% due 12/01/2056	244,000	318,056
Oklahoma Development Finance Authority Revenue Bonds Series C 5.45% due 08/15/2028	1,578,000	1,773,323
Regents of the University of California Medical Center Revenue Bonds Series N 3.71% due 05/15/2120	740,000	821,861
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,588,170

School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,218,272
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	572,169
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	400,000	411,612
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	4,202,860

Total Municipal Bonds & Notes (cost $23,824,309)		25,351,473

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional Authority — 0.0%
Province of Quebec, Canada Debentures 7.13% due 02/09/2024	540,000	615,829

Sovereign — 0.4%
Dominican Republic Senior Notes 4.50% due 01/30/2030*	2,415,000	2,436,131
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	366,832
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	319,000	307,779
Republic of Chile Senior Notes 2.55% due 01/27/2032	256,000	253,002
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	208,876
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	335,820
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	123,689
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	220,614
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	73,907
United Mexican States Senior Notes 2.66% due 05/24/2031	541,000	521,946
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	592,177
United Mexican States Senior Notes 3.77% due 05/24/2061	398,000	367,358
United Mexican States Senior Bonds 4.13% due 01/21/2026$	200,000	221,050
United Mexican States Senior Notes 4.50% due 01/31/2050	380,000	399,065
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	424,876
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,183,334

		8,036,456

Total Foreign Government Obligations (cost $8,589,822)		8,652,285

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027*(11)	3,380,000	3,663,075

Diversified Banking Institutions — 0.8%
Bank of America Corp. Series Z 6.50% due 10/23/2024(11)	2,114,000	2,335,970
Bank of America Corp. Series AA 6.10% due 03/17/2025(11)	3,305,000	3,635,500
Bank of America Corp. Series FF 5.88% due 03/15/2028(11)	2,572,000	2,879,277
HSBC Holdings PLC 4.00 % due 03/09/2026(11)	1,271,000	1,267,823
HSBC Holdings PLC 4.70% due 03/09/2031(11)	3,212,000	3,196,261
UBS Group AG 4.38% due 02/10/2031*(11)	3,708,000	3,682,971

		16,997,802

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026*(11)	316,000	337,725

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 2 4.75% due 09/24/2080*	405,000	427,842

Total Preferred Securities/Capital Securities (cost $20,386,242)		21,426,444

Total Long-Term Investment Securities (cost $2,051,834,167)		2,105,598,008

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Institutional Liquid Reserves Fund, Trust Class 0.00%(9) (cost $19,291,769)	19,287,912	19,291,769

REPURCHASE AGREEMENTS — 6.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $139,174,000 and collateralized by $145,699,000 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 having an approximate value of $141,957,544 (cost $139,174,000)	$139,174,000	139,174,000

TOTAL INVESTMENTS (cost $2,210,299,936)	106.5%	2,264,063,777
Liabilities in excess of other assets	(6.5)	(137,950,442)

NET ASSETS	100.0%	$2,126,113,335

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $541,845,869 representing 25.5% of net assets.

(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of October 31, 2021.
(6)	Securities classified as Level 3.
(7)	Interest Only
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of October 31, 2021.
(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Par	% of Net Assets
Foreign Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029	12/2/2004	$874,867	$123,726	$218,717	$25.00	0.01%

(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of October 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML— 1 Month USD LIBOR

3 ML— 3 Month USD LIBOR

6 ML— 6 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury

SOFR30A— Secured Overnight Financing Rate 30 day average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
375	Long	U.S. Treasury Ultra Bonds	December 2021	$73,445,186	$73,652,344	$207,158
350	Short	U.S. Treasury 10 Year Ultra Notes	December 2021	51,525,656	50,760,938	764,718

						$971,876

						Unrealized
						(Depreciation)
222	Long	U.S. Treasury 2 Year Notes	December 2021	$48,875,475	$48,673,500	$(201,975)

		Net Unrealized Appreciation (Depreciation)				$769,901

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$361,421,096	$13,885,475	$375,306,571
U.S. Corporate Bonds & Notes	—	572,867,563	—	572,867,563
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	218,717	218,717
Other Industries	—	216,934,411	—	216,934,411
U.S. Government Agencies	—	485,096,508	—	485,096,508
U.S. Government Treasuries	—	399,744,036	—	399,744,036
Municipal Bonds & Notes	—	25,351,473	—	25,351,473
Foreign Government Obligations	—	8,652,285	—	8,652,285
Preferred Securities/Capital Securities	—	21,426,444	—	21,426,444
Short-Term Investment Securities	19,291,769	—	—	19,291,769
Repurchase Agreements	—	139,174,000	—	139,174,000

Total Investments at Value	$19,291,769	$2,230,667,816	$14,104,192	$2,264,063,777

Other Financial Instruments:+
Futures Contracts	$971,876	$—	$—	$971,876

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$201,975	$—	$—	$201,975

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.1%
Advertising Services — 1.1%
Trade Desk, Inc., Class A†	85,648	$6,415,892

Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	20,235	2,543,135

Airlines — 1.3%
Delta Air Lines, Inc.†	135,741	5,311,545
Frontier Group Holdings, Inc.†	131,423	2,056,770

		7,368,315

Applications Software — 1.2%
Confluent, Inc., Class A†	42,310	2,874,964
Five9, Inc.†	24,769	3,913,750

		6,788,714

Banks-Commercial — 2.5%
First Republic Bank	24,163	5,227,182
Signature Bank	13,904	4,140,889
SVB Financial Group†	6,993	5,016,778

		14,384,849

Beverages-Non-alcoholic — 0.2%
Oatly Group AB ADR†	79,335	1,022,628

Brewery — 0.9%
Constellation Brands, Inc., Class A	24,007	5,204,958

Building & Construction Products-Misc. — 1.4%
Fortune Brands Home & Security, Inc.	47,609	4,827,553
Trex Co., Inc.†	31,951	3,399,586

		8,227,139

Commercial Services — 1.4%
Quanta Services, Inc.	49,030	5,946,358
Remitly Global, Inc.†	69,724	2,134,949

		8,081,307

Commercial Services-Finance — 4.3%
Affirm Holdings, Inc.†	23,322	3,789,825
Equifax, Inc.	26,401	7,324,429
Global Payments, Inc.	34,651	4,954,747
IHS Markit, Ltd.	42,982	5,618,607
MarketAxess Holdings, Inc.	7,634	3,119,787

		24,807,395

Computer Aided Design — 2.5%
Cadence Design Systems, Inc.†	40,248	6,967,331
Synopsys, Inc.†	22,428	7,472,561

		14,439,892

Computer Data Security — 2.7%
Crowdstrike Holdings, Inc., Class A†	31,293	8,818,367
Zscaler, Inc.†	22,560	7,193,482

		16,011,849

Computer Software — 2.0%
MongoDB, Inc.†	15,182	7,914,225
Snowflake, Inc., Class A†	9,822	3,475,416

		11,389,641

Consumer Products-Misc. — 0.8%
Helen of Troy, Ltd.†	20,266	4,558,837

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd.†	48,845	4,123,983

Data Processing/Management — 1.0%
DocuSign, Inc.†	20,001	5,566,078

Decision Support Software — 1.0%
MSCI, Inc.	8,630	5,737,914

Diagnostic Kits — 0.8%
Natera, Inc.†	38,927	4,459,866

Distribution/Wholesale — 1.6%
Copart, Inc.†	62,085	9,641,180

Diversified Manufacturing Operations — 2.5%
ITT, Inc.	47,347	4,453,933
Trane Technologies PLC	56,239	10,175,322

		14,629,255

Drug Delivery Systems — 2.1%
DexCom, Inc.†	19,858	12,375,704

E-Commerce/Products — 0.5%
Chewy, Inc., Class A†	35,475	2,689,005

E-Commerce/Services — 3.2%
Booking Holdings, Inc.†	1,235	2,989,663
Bumble, Inc., Class A†	81,104	4,259,582
Lyft, Inc., Class A†	96,912	4,445,354
Match Group, Inc.†	48,063	7,246,939

		18,941,538

Electric Products-Misc. — 1.6%
AMETEK, Inc.	34,831	4,611,624
Littelfuse, Inc.	16,129	4,750,797

		9,362,421

Electronic Components-Misc. — 0.6%
Garmin, Ltd.	26,449	3,798,076

Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	43,547	5,235,656
Marvell Technology, Inc.	67,470	4,621,695
Microchip Technology, Inc.	60,925	4,513,933
Wolfspeed, Inc.†	29,830	3,582,881
Xilinx, Inc.	15,764	2,837,520

		20,791,685

Electronic Measurement Instruments — 3.4%
Agilent Technologies, Inc.	61,211	9,640,120
Keysight Technologies, Inc.†	36,402	6,553,088
Trimble, Inc.†	41,439	3,620,526

		19,813,734

Energy-Alternate Sources — 1.3%
SolarEdge Technologies, Inc.†	21,285	7,549,364

Enterprise Software/Service — 3.8%
Avalara, Inc.†	22,857	4,106,031
Bill.com Holdings, Inc.†	15,076	4,437,018
Gitlab, Inc., Class A†	9,236	1,036,279
HubSpot, Inc.†	14,046	11,380,491
UiPath, Inc., Class A†	20,352	1,022,688

		21,982,507

Entertainment Software — 0.6%
Take-Two Interactive Software, Inc.†	20,502	3,710,862

Finance-Credit Card — 0.7%
Discover Financial Services	35,641	4,038,838

Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	24,900	3,780,816

Food-Catering — 0.5%
Aramark	86,747	3,164,531

Hotels/Motels — 0.8%
Hilton Worldwide Holdings, Inc.†	32,947	4,742,721

Instruments-Controls — 1.2%
Mettler-Toledo International, Inc.†	4,685	6,937,923

Insurance-Property/Casualty — 0.5%
Progressive Corp.	28,500	2,704,080

Internet Application Software — 0.9%
Okta, Inc.†	21,492	5,312,393

Internet Content-Entertainment — 2.6%
Roku, Inc.†	30,817	9,396,103
Spotify Technology SA†	20,234	5,855,720

		15,251,823

Internet Gambling — 0.8%
DraftKings, Inc., Class A†	99,527	4,636,963

Internet Security — 1.5%
Palo Alto Networks, Inc.†	16,939	8,623,476

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.	22,116	3,712,834
LPL Financial Holdings, Inc.	30,046	4,928,145

		8,640,979

Machinery-Pumps — 1.0%
Ingersoll Rand, Inc.†	104,887	5,638,725

Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	36,658	5,053,672

Medical Products — 1.7%
Align Technology, Inc.†	3,474	2,169,061
Cooper Cos., Inc.	11,816	4,926,327
Hologic, Inc.†	37,731	2,766,060

		9,861,448

Medical-Biomedical/Gene — 5.3%
Alnylam Pharmaceuticals, Inc.†	33,076	5,277,606
Exact Sciences Corp.†	44,626	4,249,288
Exelixis, Inc.†	144,226	3,102,301
Horizon Therapeutics PLC†	69,154	8,292,256
Maravai LifeSciences Holdings, Inc., Class A†	94,447	3,994,164
Royalty Pharma PLC, Class A	73,998	2,925,141
Seagen, Inc.†	18,197	3,208,677

		31,049,433

Medical-Drugs — 0.6%
Jazz Pharmaceuticals PLC†	24,951	3,319,481

Medical-HMO — 1.1%
Centene Corp.†	86,537	6,164,896

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	48,487	3,006,194

Medical-Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	11,222	1,900,334
Teladoc Health, Inc.†	26,260	3,928,233

		5,828,567

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	24,559	5,105,325

Metal-Copper — 0.7%
Freeport-McMoRan, Inc.	113,545	4,282,917

Office Automation & Equipment — 1.3%
Zebra Technologies Corp., Class A†	14,244	7,605,584

Oil Companies-Exploration & Production — 0.9%
EOG Resources, Inc.	56,004	5,178,130

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	18,170	5,633,063

Power Converter/Supply Equipment — 2.0%
Generac Holdings, Inc.†	23,322	11,627,416

Private Equity — 1.0%
Blackstone, Inc., Class A	40,910	5,662,762

Recreational Vehicles — 0.3%
Brunswick Corp.	21,561	2,007,114

Respiratory Products — 0.7%
ResMed, Inc.	14,708	3,866,880

Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	20,013	5,529,392
Lululemon Athletica, Inc.†	8,457	3,941,046

		9,470,438

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	7,518	4,678,602

Retail-Automobile — 0.7%
CarMax, Inc.†	29,934	4,098,563

Retail-Gardening Products — 1.0%
Tractor Supply Co.	27,958	6,071,639

Retail-Perfume & Cosmetics — 1.0%
Ulta Beauty, Inc.†	16,079	5,906,782

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	2,873	5,111,153

Retail-Vision Service Center — 0.6%
National Vision Holdings, Inc.†	57,700	3,556,628

Schools — 0.9%
Bright Horizons Family Solutions, Inc.†	32,786	5,442,476

Semiconductor Equipment — 3.4%
Entegris, Inc.	58,920	8,294,758
Lam Research Corp.	8,085	4,556,463
Teradyne, Inc.	51,893	7,173,688

		20,024,909

Therapeutics — 1.1%
Agios Pharmaceuticals, Inc.†	67,313	3,163,711
Neurocrine Biosciences, Inc.†	30,041	3,166,622

		6,330,333

Transport-Truck — 1.6%
Old Dominion Freight Line, Inc.	27,175	9,276,186

Total Long-Term Investment Securities (cost $385,434,861)		565,111,582

REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $19,392,000 and collateralized by $20,301,200 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $19,779,878 (cost $19,392,000)	$19,392,000	19,392,000

TOTAL INVESTMENTS (cost $404,826,861)	100.4%	584,503,582
Liabilities in excess of other assets	(0.4)	(2,329,050)

NET ASSETS	100.0%	$582,174,532

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$565,111,582	$—	$—	$565,111,582
Repurchase Agreements	—	19,392,000	—	19,392,000

Total Investments at Value	$565,111,582	$19,392,000	$—	$584,503,582

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Aerospace/Defense — 0.3%
Lockheed Martin Corp.	1,855	$616,453
Teledyne Technologies, Inc.†	373	167,559
TransDigm Group, Inc.†	513	320,020

		1,104,032

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc.	1,874	432,032

Applications Software — 13.1%
Intuit, Inc.	4,470	2,798,175
Microsoft Corp.	122,935	40,767,705
PTC, Inc.†	1,728	220,061
Roper Technologies, Inc.	931	454,207
ServiceNow, Inc.†	3,241	2,261,440

		46,501,588

Athletic Footwear — 0.6%
NIKE, Inc., Class B	13,381	2,238,507

Auto-Cars/Light Trucks — 4.2%
Tesla, Inc.†	13,274	14,787,236

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,010	242,238

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	2,965	512,619

Banks-Commercial — 0.3%
First Republic Bank	1,529	330,768
SVB Financial Group†	959	687,987

		1,018,755

Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	22,243	1,253,838
Monster Beverage Corp.†	6,143	522,155
PepsiCo, Inc.	9,496	1,534,554

		3,310,547

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,495	101,496

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,286	130,400

Building Products-Air & Heating — 0.1%
Carrier Global Corp.	9,084	474,457

Building Products-Cement — 0.0%
Vulcan Materials Co.	912	173,389

Building Products-Wood — 0.0%
Masco Corp.	1,779	116,613

Building-Maintenance & Services — 0.0%
Rollins, Inc.	3,703	130,457

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	3,200	285,664
PulteGroup, Inc.	2,165	104,093

		389,757

Cable/Satellite TV — 0.9%
Charter Communications, Inc., Class A†	2,075	1,400,397
Comcast Corp., Class A	32,969	1,695,595

		3,095,992

Casino Services — 0.1%
Caesars Entertainment, Inc.†	2,025	221,656

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	6,621	761,614

Chemicals-Diversified — 0.1%
Dow, Inc.	5,978	334,589
FMC Corp.	2,105	191,576

		526,165

Chemicals-Specialty — 0.3%
Albemarle Corp.	1,914	479,400
Ecolab, Inc.	1,873	416,218

		895,618

Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,734	865,612

Commercial Services — 0.2%
Cintas Corp.	945	409,279
Quanta Services, Inc.	1,320	160,090

		569,369

Commercial Services-Finance — 2.6%
Automatic Data Processing, Inc.	3,322	745,756
Equifax, Inc.	997	276,598
FleetCor Technologies, Inc.†	581	143,745
IHS Markit, Ltd.	4,238	553,991
MarketAxess Holdings, Inc.	622	254,193
Moody’s Corp.	1,908	771,118
PayPal Holdings, Inc.†	19,223	4,471,077
S&P Global, Inc.	3,942	1,869,139

		9,085,617

Computer Aided Design — 0.9%
ANSYS, Inc.†	1,427	541,661
Autodesk, Inc.†	3,599	1,143,078
Cadence Design Systems, Inc.†	4,528	783,842
Synopsys, Inc.†	2,496	831,617

		3,300,198

Computer Data Security — 0.2%
Fortinet, Inc.†	2,217	745,666

Computer Services — 0.7%
Accenture PLC, Class A	5,809	2,084,211
Cognizant Technology Solutions Corp., Class A	4,385	342,425

		2,426,636

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,705	179,809
Citrix Systems, Inc.	1,321	125,139

		304,948

Computers — 10.8%
Apple, Inc.	256,895	38,482,871

Consulting Services — 0.2%
Gartner, Inc.†	725	240,635
Verisk Analytics, Inc.	2,640	555,113

		795,748

Consumer Products-Misc. — 0.1%
Clorox Co.	1,346	219,411
Kimberly-Clark Corp.	2,093	271,023

		490,434

Containers-Metal/Glass — 0.1%
Ball Corp.	3,419	312,770

Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,619	96,039

Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	7,176	546,740
Estee Lauder Cos., Inc., Class A	2,124	688,877
Procter & Gamble Co.	19,061	2,725,532

		3,961,149

Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	950	169,489
Fiserv, Inc.†	6,629	652,890
Jack Henry & Associates, Inc.	583	97,058
Paychex, Inc.	2,777	342,349

		1,261,786

Decision Support Software — 0.3%
MSCI, Inc.	1,349	896,923

Diagnostic Equipment — 1.9%
Danaher Corp.	7,068	2,203,590
PerkinElmer, Inc.	1,834	324,416
Thermo Fisher Scientific, Inc.	6,436	4,074,439

		6,602,445

Diagnostic Kits — 0.3%
IDEXX Laboratories, Inc.†	1,391	926,601

Dialysis Centers — 0.0%
DaVita, Inc.†	1,097	113,254

Disposable Medical Products — 0.0%
Teleflex, Inc.	360	128,498

Distribution/Wholesale — 0.4%
Copart, Inc.†	3,483	540,875
Fastenal Co.	7,052	402,528
Pool Corp.	656	337,945
WW Grainger, Inc.	436	201,916

		1,483,264

Diversified Manufacturing Operations — 0.3%
Illinois Tool Works, Inc.	2,063	470,096
Parker-Hannifin Corp.	1,097	325,359
Trane Technologies PLC	1,788	323,503

		1,118,958

Drug Delivery Systems — 0.3%
DexCom, Inc.†	1,583	986,541

E-Commerce/Products — 7.1%
Amazon.com, Inc.†	7,125	24,028,564
eBay, Inc.	10,634	815,841
Etsy, Inc.†	2,070	518,928

		25,363,333

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	255	617,299
Expedia Group, Inc.†	856	140,735
Match Group, Inc.†	3,215	484,758

		1,242,792

E-Services/Consulting — 0.1%
CDW Corp.	990	184,783

Electric Products-Misc. — 0.2%
AMETEK, Inc.	1,854	245,470
Emerson Electric Co.	3,911	379,406

		624,876

Electric-Integrated — 0.4%
AES Corp.	4,142	104,088
NextEra Energy, Inc.	13,800	1,177,554

		1,281,642

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,391	199,748

Electronic Components-Semiconductors — 5.3%
Advanced Micro Devices, Inc.†	19,843	2,385,724
Broadcom, Inc.	4,564	2,426,542
IPG Photonics Corp.†	264	41,978
Microchip Technology, Inc.	6,456	478,325
Monolithic Power Systems, Inc.	706	370,975
NVIDIA Corp.	40,766	10,422,643
Qorvo, Inc.†	1,818	305,842
Skyworks Solutions, Inc.	1,405	234,818
Texas Instruments, Inc.	8,004	1,500,590
Xilinx, Inc.	4,049	728,820

		18,896,257

Electronic Connectors — 0.2%
Amphenol Corp., Class A	6,068	465,840
TE Connectivity, Ltd.	2,039	297,694

		763,534

Electronic Forms — 1.4%
Adobe, Inc.†	7,794	5,068,906

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,574	562,869
Keysight Technologies, Inc.†	1,718	309,275
Trimble, Inc.†	4,116	359,615

		1,231,759

Electronic Security Devices — 0.0%
Allegion PLC	616	79,033

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,203	510,281

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	1,322	185,635

Enterprise Software/Service — 2.0%
Ceridian HCM Holding, Inc.†	1,301	162,950
Oracle Corp.	14,821	1,421,927
Paycom Software, Inc.†	786	430,610
salesforce.com, Inc.†	15,894	4,763,273
Tyler Technologies, Inc.†	668	362,871

		7,141,631

Entertainment Software — 0.4%
Activision Blizzard, Inc.	7,506	586,894
Electronic Arts, Inc.	2,514	352,589
Take-Two Interactive Software, Inc.†	1,906	344,986

		1,284,469

Finance-Credit Card — 1.9%
Mastercard, Inc., Class A	9,691	3,251,524
Visa, Inc., Class A	16,565	3,507,970

		6,759,494

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	890	117,427
Intercontinental Exchange, Inc.	4,975	688,838
Nasdaq, Inc.	1,244	261,078

		1,067,343

Food-Confectionery — 0.0%
Hershey Co.	976	171,142

Food-Misc./Diversified — 0.1%
Lamb Weston Holdings, Inc.	878	49,563
McCormick & Co., Inc.	1,794	143,933

		193,496

Gold Mining — 0.1%
Newmont Corp.	7,190	388,260

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	1,687	242,844

Independent Power Producers — 0.0%
NRG Energy, Inc.	2,362	94,220

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,063	339,522

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	1,666	499,483
Linde PLC	4,899	1,563,761

		2,063,244

Instruments-Controls — 0.2%
Mettler-Toledo International, Inc.†	378	559,773

Instruments-Scientific — 0.1%
Waters Corp.†	552	202,888

Insurance Brokers — 0.5%
Aon PLC, Class A	1,920	614,246
Arthur J. Gallagher & Co.	1,454	243,792
Brown & Brown, Inc.	3,823	241,270
Marsh & McLennan Cos., Inc.	4,061	677,375

		1,776,683

Insurance-Property/Casualty — 0.2%
Progressive Corp.	6,127	581,330

Internet Content-Entertainment — 5.2%
Meta Platforms, Inc.†	38,997	12,618,259
Netflix, Inc.†	7,240	4,997,845
Twitter, Inc.†	13,054	698,911

		18,315,015

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	434	91,639

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	1,638	1,545,387
T. Rowe Price Group, Inc.	2,228	483,209

		2,028,596

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	4,209	858,678

Machinery-Farming — 0.3%
Deere & Co.	3,483	1,192,266

Machinery-General Industrial — 0.1%
IDEX Corp.	560	124,639
Otis Worldwide Corp.	3,631	291,606

		416,245

Machinery-Pumps — 0.0%
Xylem, Inc.	1,356	177,080

Medical Information Systems — 0.0%
Cerner Corp.	2,079	154,449

Medical Instruments — 0.7%
Bio-Techne Corp.	636	333,041
Edwards Lifesciences Corp.†	5,812	696,394
Intuitive Surgical, Inc.†	4,083	1,474,494

		2,503,929

Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	2,787	384,216
Charles River Laboratories International, Inc.†	825	370,161
IQVIA Holdings, Inc.†	2,006	524,408

		1,278,785

Medical Products — 1.4%
Abbott Laboratories	17,111	2,205,437
ABIOMED, Inc.†	743	246,706
Align Technology, Inc.†	1,202	750,493
Cooper Cos., Inc.	331	138,000
Hologic, Inc.†	2,986	218,904
STERIS PLC	930	217,378
Stryker Corp.	2,690	715,728
West Pharmaceutical Services, Inc.	1,211	520,585

		5,013,231

Medical-Biomedical/Gene — 1.5%
Amgen, Inc.	4,645	961,376
Bio-Rad Laboratories, Inc., Class A†	352	279,727
Biogen, Inc.†	1,292	344,550
Illumina, Inc.†	1,200	498,072
Incyte Corp.†	1,935	129,606
Moderna, Inc.†	3,332	1,150,240
Regeneron Pharmaceuticals, Inc.†	1,719	1,100,057
Vertex Pharmaceuticals, Inc.†	4,244	784,843

		5,248,471

Medical-Drugs — 3.2%
AbbVie, Inc.	21,393	2,453,135
Bristol-Myers Squibb Co.	18,903	1,103,935
Eli Lilly & Co.	7,923	2,018,464
Johnson & Johnson	17,226	2,805,771
Merck & Co., Inc.	19,877	1,750,170
Organon & Co.	1,991	73,169
Zoetis, Inc.	5,659	1,223,476

		11,428,120

Medical-HMO — 1.2%
Humana, Inc.	1,094	506,697
UnitedHealth Group, Inc.	8,021	3,693,430

		4,200,127

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	14,890	561,651

Networking Products — 0.1%
Arista Networks, Inc.†	916	375,276

Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc.	2,471	395,928

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	638	340,660

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	570	124,100

Oil Companies-Exploration & Production — 0.1%
Hess Corp.	2,389	197,260

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,033	515,012

Racetracks — 0.0%
Penn National Gaming, Inc.†	1,630	116,708

Real Estate Investment Trusts — 1.0%
American Tower Corp.	3,797	1,070,640
Crown Castle International Corp.	4,242	764,832
Duke Realty Corp.	2,537	142,681
Equinix, Inc.	852	713,184
Extra Space Storage, Inc.	1,051	207,436
Public Storage	1,072	356,097
SBA Communications Corp.	1,165	402,309

		3,657,179

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,184	448,866

Respiratory Products — 0.2%
ResMed, Inc.	2,381	625,989

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	197	351,614
O’Reilly Automotive, Inc.†	767	477,319

		828,933

Retail-Building Products — 1.9%
Home Depot, Inc.	12,524	4,655,672
Lowe’s Cos., Inc.	8,210	1,919,662

		6,575,334

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,844	225,411

Retail-Discount — 1.2%
Costco Wholesale Corp.	3,833	1,884,073
Dollar General Corp.	3,864	855,953
Target Corp.	5,341	1,386,631

		4,126,657

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,870	406,108

Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	2,425	167,543

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	456	167,516

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	459	816,575
Domino’s Pizza, Inc.	603	294,849
McDonald’s Corp.	4,887	1,200,003
Starbucks Corp.	11,187	1,186,605
Yum! Brands, Inc.	2,080	259,875

		3,757,907

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	3,784	656,486
NXP Semiconductors NV	225	45,194
QUALCOMM, Inc.	18,453	2,454,987

		3,156,667

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	14,952	2,043,191
KLA Corp.	2,499	931,527
Lam Research Corp.	2,331	1,313,681
Teradyne, Inc.	2,699	373,110

		4,661,509

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,691	235,086

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	5,910	210,219

Transport-Rail — 0.8%
CSX Corp.	19,178	693,668
Kansas City Southern	759	235,480
Norfolk Southern Corp.	1,818	532,765
Union Pacific Corp.	5,121	1,236,209

		2,698,122

Transport-Services — 0.7%
Expeditors International of Washington, Inc.	1,806	222,607
FedEx Corp.	2,575	606,490
United Parcel Service, Inc., Class B	8,340	1,780,340

		2,609,437

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	812	160,119
Old Dominion Freight Line, Inc.	1,535	523,972

		684,091

Water — 0.1%
American Water Works Co., Inc.	1,484	258,483

Web Hosting/Design — 0.0%
VeriSign, Inc.†	669	148,966

Web Portals/ISP — 8.0%
Alphabet, Inc., Class A†	4,926	14,585,492
Alphabet, Inc., Class C†	4,609	13,667,575

		28,253,067

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,246	309,743

Total Common Stocks (cost $185,318,112)		350,365,472

EXCHANGE-TRADED FUNDS — 1.2%
SPDR Portfolio S&P 500 Growth ETF (cost $4,096,449)	61,740	4,311,922

Total Long-Term Investment Securities (cost $189,414,561)		354,677,394

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 09/08/2022(1) (cost $299,821)	$300,000	299,821

TOTAL INVESTMENTS (cost $189,714,382)	99.9%	354,977,215
Other assets less liabilities	0.1	250,383

NET ASSETS	100.0%	$355,227,598

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	December 2021	$443,493	$459,700	$16,207

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of Ocotber 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$350,365,472	$—	$—	$350,365,472
Exchange-Traded Funds	4,311,922	—	—	4,311,922
Short-Term Investment Securities	—	299,821	—	299,821

Total Investments at Value	$354,677,394	$299,821	$—	$354,977,215

Other Financial Instruments:†
Futures Contracts	$16,207	$—	$—	$16,207

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	34,754	$1,270,954
Omnicom Group, Inc.	18,931	1,288,822

		2,559,776

Aerospace/Defense — 1.2%
Boeing Co.†	48,648	10,071,596
General Dynamics Corp.	20,486	4,153,537
Lockheed Martin Corp.	21,760	7,231,283
Northrop Grumman Corp.	13,288	4,746,739
Raytheon Technologies Corp.	133,135	11,830,376
Teledyne Technologies, Inc.†	4,115	1,848,540
TransDigm Group, Inc.†	4,623	2,883,920

		42,765,991

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	34,083	1,011,924
L3Harris Technologies, Inc.	17,742	4,090,241

		5,102,165

Agricultural Biotech — 0.1%
Corteva, Inc.	64,823	2,797,112

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	18,992	1,078,746
Mosaic Co.	30,523	1,268,841

		2,347,587

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	49,388	3,172,685

Airlines — 0.2%
Alaska Air Group, Inc.†	11,057	583,810
American Airlines Group, Inc.†	57,166	1,097,587
Delta Air Lines, Inc.†	56,500	2,210,845
Southwest Airlines Co.†	52,238	2,469,813
United Airlines Holdings, Inc.†	28,573	1,318,358

		7,680,413

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	30,828	525,309
PVH Corp.†	6,301	688,888
Ralph Lauren Corp.	4,293	545,941
Tapestry, Inc.	24,621	959,727
Under Armour, Inc., Class A†	16,656	365,766
Under Armour, Inc., Class C†	18,401	347,411
VF Corp.	28,774	2,097,049

		5,530,091

Appliances — 0.0%
Whirlpool Corp.	5,536	1,167,155

Applications Software — 7.3%
Intuit, Inc.	24,127	15,103,261
Microsoft Corp.	663,510	220,033,186
PTC, Inc.†	9,328	1,187,921
Roper Technologies, Inc.	9,308	4,541,094
ServiceNow, Inc.†	17,491	12,204,520

		253,069,982

Athletic Footwear — 0.5%
NIKE, Inc., Class B	112,846	18,878,007

Auto-Cars/Light Trucks — 2.7%
Ford Motor Co.†	346,453	5,917,417
General Motors Co.†	128,177	6,976,674
Tesla, Inc.†	71,643	79,810,302

		92,704,393

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	12,679	3,040,931
PACCAR, Inc.	30,653	2,747,122

		5,788,053

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	23,884	4,129,305
BorgWarner, Inc.	21,172	954,222

		5,083,527

Banks-Commercial — 0.6%
Citizens Financial Group, Inc.	37,620	1,782,436
First Republic Bank	15,567	3,367,609
M&T Bank Corp.	11,361	1,671,430
Regions Financial Corp.	84,279	1,995,727
SVB Financial Group†	5,180	3,716,132
Truist Financial Corp.	117,856	7,480,320
Zions Bancorp NA	14,310	901,387

		20,915,041

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	70,115	4,150,808
Northern Trust Corp.	18,400	2,263,936
State Street Corp.	32,282	3,181,391

		9,596,135

Banks-Super Regional — 1.2%
Comerica, Inc.	11,825	1,006,189
Fifth Third Bancorp	60,985	2,654,677
Huntington Bancshares, Inc.	130,369	2,052,008
KeyCorp	84,440	1,964,919
PNC Financial Services Group, Inc.	37,524	7,918,690
US Bancorp	119,123	7,191,455
Wells Fargo & Co.	362,566	18,548,877

		41,336,815

Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	343,013	19,335,643
Monster Beverage Corp.†	33,155	2,818,175
PepsiCo, Inc.	122,031	19,720,209

		41,874,027

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	16,133	1,095,269

Brewery — 0.1%
Constellation Brands, Inc., Class A	14,855	3,220,713
Molson Coors Beverage Co., Class B	16,634	733,393

		3,954,106

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	14,929	349,936
Discovery, Inc., Class C†	26,818	605,014
Fox Corp., Class A	28,554	1,134,736
Fox Corp., Class B	13,095	483,991

		2,573,677

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,174	1,234,444

Building Products-Air & Heating — 0.3%
Carrier Global Corp.	76,612	4,001,445
Johnson Controls International PLC	62,884	4,613,799

		8,615,244

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,507	2,163,370
Vulcan Materials Co.	11,714	2,227,066

		4,390,436

Building Products-Wood — 0.0%
Masco Corp.	21,823	1,430,498

Building-Maintenance & Services — 0.0%
Rollins, Inc.	19,986	704,107

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	28,779	2,569,101
Lennar Corp., Class A	24,254	2,423,702
NVR, Inc.†	297	1,453,756
PulteGroup, Inc.	22,914	1,101,705

		7,548,264

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	11,199	7,558,093
Comcast Corp., Class A	404,406	20,798,601
DISH Network Corp., Class A†	21,979	902,677

		29,259,371

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	30,355	1,178,078
MGM Resorts International	35,314	1,665,408
Wynn Resorts, Ltd.†	9,294	834,601

		3,678,087

Casino Services — 0.1%
Caesars Entertainment, Inc.†	18,844	2,062,664

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	51,788	5,957,174

Chemicals-Diversified — 0.5%
Celanese Corp.	9,811	1,584,574
Dow, Inc.	65,846	3,685,401
DuPont de Nemours, Inc.	46,182	3,214,267
Eastman Chemical Co.	11,989	1,247,216
FMC Corp.	11,363	1,034,147
LyondellBasell Industries NV, Class A	23,333	2,165,769
PPG Industries, Inc.	20,957	3,365,065

		16,296,439

Chemicals-Specialty — 0.3%
Albemarle Corp.	10,326	2,586,353
Ecolab, Inc.	21,976	4,883,507
International Flavors & Fragrances, Inc.	21,991	3,242,573

		10,712,433

Coatings/Paint — 0.2%
Sherwin-Williams Co.	21,388	6,771,655

Commercial Services — 0.2%
Cintas Corp.	7,728	3,346,997
Nielsen Holdings PLC	31,679	641,500
Quanta Services, Inc.	12,286	1,490,046

		5,478,543

Commercial Services-Finance — 1.8%
Automatic Data Processing, Inc.	37,355	8,385,824
Equifax, Inc.	10,757	2,984,314
FleetCor Technologies, Inc.†	7,293	1,804,361
Global Payments, Inc.	25,936	3,708,589
IHS Markit, Ltd.	35,195	4,600,690
MarketAxess Holdings, Inc.	3,355	1,371,088
Moody’s Corp.	14,303	5,780,557
PayPal Holdings, Inc.†	103,747	24,130,515
S&P Global, Inc.	21,279	10,089,651

		62,855,589

Computer Aided Design — 0.5%
ANSYS, Inc.†	7,704	2,924,284
Autodesk, Inc.†	19,426	6,169,892
Cadence Design Systems, Inc.†	24,438	4,230,462
Synopsys, Inc.†	13,471	4,488,268

		17,812,906

Computer Data Security — 0.1%
Fortinet, Inc.†	11,969	4,025,653

Computer Services — 1.0%
Accenture PLC, Class A	55,990	20,088,652
Cognizant Technology Solutions Corp., Class A	46,406	3,623,845
DXC Technology Co.†	22,241	724,389
International Business Machines Corp.	79,138	9,900,164
Leidos Holdings, Inc.	12,499	1,249,650

		35,586,700

Computer Software — 0.1%
Akamai Technologies, Inc.†	14,377	1,516,199
Citrix Systems, Inc.	10,969	1,039,093

		2,555,292

Computers — 6.1%
Apple, Inc.	1,386,518	207,700,396
Hewlett Packard Enterprise Co.	115,304	1,689,204
HP, Inc.	106,062	3,216,860

		212,606,460

Computers-Memory Devices — 0.1%
NetApp, Inc.	19,779	1,766,265
Seagate Technology Holdings PLC	18,488	1,646,726
Western Digital Corp.†	27,058	1,414,863

		4,827,854

Consulting Services — 0.2%
Gartner, Inc.†	7,386	2,451,487
Verisk Analytics, Inc.	14,246	2,995,507

		5,446,994

Consumer Products-Misc. — 0.2%
Clorox Co.	10,843	1,767,517
Kimberly-Clark Corp.	29,734	3,850,256

		5,617,773

Containers-Metal/Glass — 0.1%
Ball Corp.	28,837	2,638,009

Containers-Paper/Plastic — 0.1%
Amcor PLC	136,129	1,643,077
Packaging Corp. of America	8,387	1,152,122
Sealed Air Corp.	13,234	785,041
WestRock Co.	23,575	1,133,958

		4,714,198

Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	74,476	5,674,326
Estee Lauder Cos., Inc., Class A	20,475	6,640,657
Procter & Gamble Co.	214,324	30,646,189

		42,961,172

Cruise Lines — 0.1%
Carnival Corp.†	70,505	1,562,391
Norwegian Cruise Line Holdings, Ltd.†	32,671	840,298
Royal Caribbean Cruises, Ltd.†	19,789	1,670,785

		4,073,474

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	10,257	1,829,952
Fidelity National Information Services, Inc.	54,538	6,039,538
Fiserv, Inc.†	52,621	5,182,642
Jack Henry & Associates, Inc.	6,559	1,091,942
Paychex, Inc.	28,276	3,485,865

		17,629,939

Decision Support Software — 0.1%
MSCI, Inc.	7,279	4,839,661

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	19,296	1,103,924

Diagnostic Equipment — 1.2%
Danaher Corp.	56,099	17,489,985
PerkinElmer, Inc.	9,899	1,751,034
Thermo Fisher Scientific, Inc.	34,736	21,990,320

		41,231,339

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,512	5,004,044

Dialysis Centers — 0.0%
DaVita, Inc.†	5,922	611,387

Disposable Medical Products — 0.0%
Teleflex, Inc.	4,132	1,474,876

Distribution/Wholesale — 0.3%
Copart, Inc.†	18,799	2,919,297
Fastenal Co.	50,745	2,896,524
LKQ Corp.†	23,871	1,314,815
Pool Corp.	3,541	1,824,181
WW Grainger, Inc.	3,862	1,788,531

		10,743,348

Diversified Banking Institutions — 3.3%
Bank of America Corp.	653,817	31,239,376
Citigroup, Inc.	178,950	12,376,182
Goldman Sachs Group, Inc.	29,763	12,302,536
JPMorgan Chase & Co.	263,832	44,822,419
Morgan Stanley	128,876	13,245,875

		113,986,388

Diversified Manufacturing Operations — 1.2%
3M Co.	51,089	9,128,583
A.O. Smith Corp.	11,760	859,303
Eaton Corp. PLC	35,193	5,798,399
General Electric Co.	96,916	10,163,581
Illinois Tool Works, Inc.	25,307	5,766,706
Parker-Hannifin Corp.	11,395	3,379,643
Textron, Inc.	19,790	1,461,491
Trane Technologies PLC	20,979	3,795,730

		40,353,436

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	25,357	6,075,283
DexCom, Inc.†	8,542	5,323,460

		11,398,743

E-Commerce/Products — 4.0%
Amazon.com, Inc.†	38,455	129,686,796
eBay, Inc.	57,395	4,403,344
Etsy, Inc.†	11,176	2,801,712

		136,891,852

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	3,625	8,775,328
Cars.com, Inc.†	1	13
Expedia Group, Inc.†	12,829	2,109,216
Match Group, Inc.†	24,440	3,685,063

		14,569,620

E-Services/Consulting — 0.1%
CDW Corp.	12,140	2,265,931

Electric Products-Misc. — 0.2%
AMETEK, Inc.	20,414	2,702,813
Emerson Electric Co.	52,781	5,120,285

		7,823,098

Electric-Distribution — 0.2%
Consolidated Edison, Inc.	31,201	2,352,556
Sempra Energy	28,194	3,598,400

		5,950,956

Electric-Integrated — 2.1%
AES Corp.	58,835	1,478,524
Alliant Energy Corp.	22,096	1,249,971
Ameren Corp.	22,704	1,913,720
American Electric Power Co., Inc.	44,168	3,741,471
CenterPoint Energy, Inc.	52,348	1,363,142
CMS Energy Corp.	25,574	1,543,391
Dominion Energy, Inc.	71,383	5,420,111
DTE Energy Co.	17,107	1,939,078
Duke Energy Corp.	67,927	6,929,233
Edison International	33,525	2,109,728
Entergy Corp.	17,743	1,827,884
Evergy, Inc.	20,245	1,290,619
Eversource Energy	30,341	2,575,951
Exelon Corp.	86,335	4,592,159
FirstEnergy Corp.	48,048	1,851,289
NextEra Energy, Inc.	173,209	14,779,924
Pinnacle West Capital Corp.	9,958	642,191
PPL Corp.	67,951	1,956,989
Public Service Enterprise Group, Inc.	44,639	2,847,968
Southern Co.	93,487	5,826,110
WEC Energy Group, Inc.	27,851	2,508,261
Xcel Energy, Inc.	47,540	3,070,609

		71,458,323

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	13,415	1,926,394

Electronic Components-Semiconductors — 4.1%
Advanced Micro Devices, Inc.†	107,096	12,876,152
Broadcom, Inc.	36,223	19,258,682
Intel Corp.	358,203	17,551,947
IPG Photonics Corp.†	3,165	503,267
Microchip Technology, Inc.	48,392	3,585,363
Micron Technology, Inc.	99,396	6,868,264
Monolithic Power Systems, Inc.	3,811	2,002,528
NVIDIA Corp.	220,025	56,253,792
Qorvo, Inc.†	9,813	1,650,841
Skyworks Solutions, Inc.	14,581	2,436,923
Texas Instruments, Inc.	81,513	15,282,057
Xilinx, Inc.	21,850	3,933,000

		142,202,816

Electronic Connectors — 0.2%
Amphenol Corp., Class A	52,815	4,054,608
TE Connectivity, Ltd.	28,960	4,228,160

		8,282,768

Electronic Forms — 0.8%
Adobe, Inc.†	42,063	27,356,093

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	26,792	4,219,472
Fortive Corp.	31,643	2,395,692
Keysight Technologies, Inc.†	16,266	2,928,205
Trimble, Inc.†	22,216	1,941,012

		11,484,381

Electronic Security Devices — 0.0%
Allegion PLC	7,919	1,016,008

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	11,886	2,753,154

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	11,506	1,615,672

Enterprise Software/Service — 1.3%
Ceridian HCM Holding, Inc.†	11,909	1,491,602
Oracle Corp.	145,443	13,953,802
Paycom Software, Inc.†	4,244	2,325,075
salesforce.com, Inc.†	85,779	25,707,109
Tyler Technologies, Inc.†	3,606	1,958,851

		45,436,439

Entertainment Software — 0.3%
Activision Blizzard, Inc.	68,666	5,368,994
Electronic Arts, Inc.	25,127	3,524,062
Take-Two Interactive Software, Inc.†	10,288	1,862,128

		10,755,184

Finance-Consumer Loans — 0.1%
Synchrony Financial	50,300	2,336,435

Finance-Credit Card — 2.2%
American Express Co.	56,816	9,873,485
Capital One Financial Corp.	39,389	5,948,921
Discover Financial Services	26,441	2,996,294
Mastercard, Inc., Class A	76,917	25,807,192
Visa, Inc., Class A	149,007	31,555,212
Western Union Co.	35,878	653,697

		76,834,801

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	132,547	10,872,830

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	9,414	1,242,083
CME Group, Inc.	31,709	6,993,420
Intercontinental Exchange, Inc.	49,722	6,884,508
Nasdaq, Inc.	10,334	2,168,797

		17,288,808

Food-Confectionery — 0.3%
Hershey Co.	12,840	2,251,494
J.M. Smucker Co.	9,566	1,175,279
Mondelez International, Inc., Class A	123,417	7,496,348

		10,923,121

Food-Meat Products — 0.1%
Hormel Foods Corp.	24,888	1,053,260
Tyson Foods, Inc., Class A	26,030	2,081,619

		3,134,879

Food-Misc./Diversified — 0.3%
Campbell Soup Co.	17,927	716,184
Conagra Brands, Inc.	42,410	1,365,602
General Mills, Inc.	53,530	3,308,154
Kellogg Co.	22,573	1,383,725
Kraft Heinz Co.	59,409	2,132,189
Lamb Weston Holdings, Inc.	12,813	723,294
McCormick & Co., Inc.	22,002	1,765,220

		11,394,368

Food-Retail — 0.1%
Kroger Co.	60,038	2,402,721

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	45,169	3,473,496

Gas-Distribution — 0.1%
Atmos Energy Corp.	11,548	1,063,802
NiSource, Inc.	34,647	854,741

		1,918,543

Gold Mining — 0.1%
Newmont Corp.	70,557	3,810,078

Home Decoration Products — 0.0%
Newell Brands, Inc.	33,428	765,167

Home Furnishings — 0.0%
Leggett & Platt, Inc.	11,769	551,378

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	24,606	3,542,034
Marriott International, Inc., Class A†	24,153	3,864,963

		7,406,997

Human Resources — 0.0%
Robert Half International, Inc.	9,886	1,117,810

Independent Power Producers — 0.0%
NRG Energy, Inc.	21,612	862,103

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,244	3,271,934

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	19,545	5,859,786
Linde PLC	45,595	14,553,924

		20,413,710

Instruments-Controls — 0.5%
Honeywell International, Inc.	60,957	13,326,419
Mettler-Toledo International, Inc.†	2,041	3,022,476

		16,348,895

Instruments-Scientific — 0.1%
Waters Corp.†	5,418	1,991,386

Insurance Brokers — 0.6%
Aon PLC, Class A	19,932	6,376,645
Arthur J. Gallagher & Co.	18,255	3,060,816
Brown & Brown, Inc.	20,637	1,302,401
Marsh & McLennan Cos., Inc.	44,731	7,461,131
Willis Towers Watson PLC	11,393	2,760,296

		20,961,289

Insurance-Life/Health — 0.3%
Aflac, Inc.	54,484	2,924,156
Globe Life, Inc.	8,263	735,572
Lincoln National Corp.	15,597	1,125,324
Principal Financial Group, Inc.	22,038	1,478,529
Prudential Financial, Inc.	34,152	3,758,428

		10,022,009

Insurance-Multi-line — 0.7%
Allstate Corp.	26,106	3,228,529
American International Group, Inc.(1)	75,508	4,461,768
Chubb, Ltd.	38,738	7,568,631
Cincinnati Financial Corp.	13,235	1,607,258
Hartford Financial Services Group, Inc.	30,654	2,235,596
Loews Corp.	17,945	1,006,176
MetLife, Inc.	64,309	4,038,605

		24,146,563

Insurance-Property/Casualty — 1.7%
Assurant, Inc.	5,193	837,683
Berkshire Hathaway, Inc., Class B†	163,665	46,973,492
Progressive Corp.	51,666	4,902,070
Travelers Cos., Inc.	22,028	3,543,864
WR Berkley Corp.	12,383	985,687

		57,242,796

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,520	920,480

Internet Content-Entertainment — 2.9%
Meta Platforms, Inc.†	210,473	68,102,748
Netflix, Inc.†	39,078	26,975,934
Twitter, Inc.†	70,455	3,772,161

		98,850,843

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,325	1,124,374

Internet Security — 0.0%
NortonLifeLock, Inc.	51,322	1,306,145

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	10,043	3,034,292
BlackRock, Inc.	12,632	11,917,787
Franklin Resources, Inc.	24,863	782,936
Invesco, Ltd.	30,146	766,010
Raymond James Financial, Inc.	16,353	1,612,242
T. Rowe Price Group, Inc.	20,037	4,345,624

		22,458,891

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	48,338	9,861,435

Machinery-Farming — 0.3%
Deere & Co.	25,063	8,579,316

Machinery-General Industrial — 0.2%
IDEX Corp.	6,710	1,493,445
Otis Worldwide Corp.	37,681	3,026,161
Westinghouse Air Brake Technologies Corp.	16,690	1,514,283

		6,033,889

Machinery-Pumps — 0.2%
Dover Corp.	12,711	2,149,176
Ingersoll Rand, Inc.†	35,774	1,923,210
Xylem, Inc.	15,907	2,077,295

		6,149,681

Medical Information Systems — 0.1%
Cerner Corp.	26,098	1,938,820

Medical Instruments — 1.1%
Bio-Techne Corp.	3,434	1,798,214
Boston Scientific Corp.†	125,716	5,422,131
Edwards Lifesciences Corp.†	55,035	6,594,294
Intuitive Surgical, Inc.†	31,494	11,373,428
Medtronic PLC	118,657	14,222,228

		39,410,295

Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	15,040	2,073,414
Charles River Laboratories International, Inc.†	4,450	1,996,626
IQVIA Holdings, Inc.†	16,918	4,422,703
Laboratory Corp. of America Holdings†	8,538	2,450,577
Quest Diagnostics, Inc.	10,788	1,583,463

		12,526,783

Medical Products — 1.4%
Abbott Laboratories	156,527	20,174,765
ABIOMED, Inc.†	4,007	1,330,484
Align Technology, Inc.†	6,488	4,050,913
Baxter International, Inc.	44,138	3,485,136
Cooper Cos., Inc.	4,348	1,812,768
Henry Schein, Inc.†	12,334	941,701
Hologic, Inc.†	22,381	1,640,751
STERIS PLC	8,808	2,058,782
Stryker Corp.	29,632	7,884,186
West Pharmaceutical Services, Inc.	6,532	2,807,976
Zimmer Biomet Holdings, Inc.	18,439	2,638,990

		48,826,452

Medical-Biomedical/Gene — 1.4%
Amgen, Inc.	50,137	10,376,855
Bio-Rad Laboratories, Inc., Class A†	1,898	1,508,303

Biogen, Inc.†	13,159	3,509,242
Gilead Sciences, Inc.	110,702	7,182,346
Illumina, Inc.†	12,953	5,376,272
Incyte Corp.†	16,573	1,110,059
Moderna, Inc.†	31,006	10,703,581
Regeneron Pharmaceuticals, Inc.†	9,280	5,938,643
Vertex Pharmaceuticals, Inc.†	22,906	4,236,007

		49,941,308

Medical-Drugs — 3.9%
AbbVie, Inc.	156,029	17,891,846
Bristol-Myers Squibb Co.	196,196	11,457,846
Eli Lilly & Co.	70,101	17,858,931
Johnson & Johnson	232,429	37,858,036
Merck & Co., Inc.	223,502	19,679,351
Organon & Co.	22,384	822,612
Pfizer, Inc.	495,030	21,652,612
Zoetis, Inc.	41,846	9,047,105

		136,268,339

Medical-Generic Drugs — 0.0%
Viatris, Inc.	106,771	1,425,393

Medical-HMO — 1.6%
Anthem, Inc.	21,527	9,367,044
Centene Corp.†	51,479	3,667,364
Humana, Inc.	11,346	5,255,013
UnitedHealth Group, Inc.	83,253	38,335,509

		56,624,930

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	21,765	5,451,262
Universal Health Services, Inc., Class B	6,699	831,346

		6,282,608

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,209	1,611,762
Cardinal Health, Inc.	25,618	1,224,797
McKesson Corp.	13,657	2,839,017

		5,675,576

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	129,619	4,889,229

Multimedia — 0.8%
ViacomCBS, Inc., Class B	53,489	1,937,371
Walt Disney Co.†	160,439	27,125,422

		29,062,793

Networking Products — 0.7%
Arista Networks, Inc.†	4,945	2,025,917
Cisco Systems, Inc.	372,083	20,825,486

		22,851,403

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	18,552	2,497,099
Waste Management, Inc.	34,206	5,480,828

		7,977,927

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	4,715	2,517,574

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,318	1,593,275

Oil Companies-Exploration & Production — 0.9%
APA Corp.	33,377	874,811
ConocoPhillips	118,231	8,807,027
Coterra Energy, Inc.	71,730	1,529,284
Devon Energy Corp.	55,590	2,228,047
Diamondback Energy, Inc.	15,027	1,610,744
EOG Resources, Inc.	51,550	4,766,313
Hess Corp.	24,334	2,009,259
Marathon Oil Corp.	69,610	1,136,035
Occidental Petroleum Corp.	78,320	2,626,070
Pioneer Natural Resources Co.	20,032	3,745,583

		29,333,173

Oil Companies-Integrated — 1.3%
Chevron Corp.	170,750	19,549,167
Exxon Mobil Corp.	373,793	24,098,435

		43,647,602

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	56,349	3,715,090
Phillips 66	38,671	2,891,817
Valero Energy Corp.	36,096	2,791,304

		9,398,211

Oil-Field Services — 0.2%
Baker Hughes Co.	73,149	1,834,577
Halliburton Co.	78,625	1,964,839
Schlumberger NV	123,471	3,983,174

		7,782,590

Paper & Related Products — 0.1%
International Paper Co.	34,508	1,714,012

Pharmacy Services — 0.5%
Cigna Corp.	30,029	6,414,495
CVS Health Corp.	116,509	10,401,923

		16,816,418

Pipelines — 0.2%
Kinder Morgan, Inc.	172,101	2,882,692
ONEOK, Inc.	39,349	2,503,383
Williams Cos., Inc.	107,272	3,013,271

		8,399,346

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	5,573	2,778,475

Publishing-Newspapers — 0.0%
News Corp., Class A	34,541	790,989
News Corp., Class B	10,752	242,565

		1,033,554

Racetracks — 0.0%
Penn National Gaming, Inc.†	14,662	1,049,799

Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	12,242	2,499,082
American Tower Corp.	40,186	11,331,247
AvalonBay Communities, Inc.	12,327	2,917,554
Boston Properties, Inc.	12,548	1,425,955
Crown Castle International Corp.	38,160	6,880,248
Digital Realty Trust, Inc.	24,951	3,937,517
Duke Realty Corp.	33,405	1,878,697

Equinix, Inc.	7,924	6,632,943
Equity Residential	30,086	2,599,430
Essex Property Trust, Inc.	5,742	1,951,878
Extra Space Storage, Inc.	11,814	2,331,729
Federal Realty Investment Trust	6,180	743,763
Healthpeak Properties, Inc.	47,587	1,689,814
Host Hotels & Resorts, Inc.†	63,039	1,060,946
Iron Mountain, Inc.	25,557	1,166,422
Kimco Realty Corp.	54,169	1,224,219
Mid-America Apartment Communities, Inc.	10,244	2,091,927
Prologis, Inc.	65,270	9,461,539
Public Storage	13,460	4,471,143
Realty Income Corp.	48,644	3,474,641
Regency Centers Corp.	13,499	950,465
SBA Communications Corp.	9,673	3,340,377
Simon Property Group, Inc.	29,014	4,252,872
UDR, Inc.	24,637	1,368,093
Ventas, Inc.	34,741	1,854,127
Vornado Realty Trust	14,038	598,440
Welltower, Inc.	37,309	2,999,644
Weyerhaeuser Co.	66,200	2,364,664

		87,499,376

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	29,643	3,085,243

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	6,392	2,423,271

Respiratory Products — 0.1%
ResMed, Inc.	12,848	3,377,868

Retail-Apparel/Shoe — 0.1%
Gap, Inc.	19,004	431,201
Ross Stores, Inc.	31,531	3,569,309

		4,000,510

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,778	1,303,054
AutoZone, Inc.†	1,902	3,394,766
Genuine Parts Co.	12,645	1,657,886
O’Reilly Automotive, Inc.†	6,088	3,788,684

		10,144,390

Retail-Automobile — 0.1%
CarMax, Inc.†	14,386	1,969,731

Retail-Building Products — 1.4%
Home Depot, Inc.	93,878	34,898,208
Lowe’s Cos., Inc.	62,413	14,593,407

		49,491,615

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	19,903	2,432,943

Retail-Discount — 1.6%
Costco Wholesale Corp.	39,031	19,185,298
Dollar General Corp.	20,855	4,619,800
Dollar Tree, Inc.†	20,480	2,206,925
Target Corp.	43,681	11,340,461
Walmart, Inc.	126,179	18,853,666

		56,206,150

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	63,389	2,980,551

Retail-Gardening Products — 0.1%
Tractor Supply Co.	10,095	2,192,331

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	106,524	6,976,257

Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	23,375	1,614,979

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,835	1,776,186

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,481	4,413,774
Darden Restaurants, Inc.	11,506	1,658,475
Domino’s Pizza, Inc.	3,254	1,591,108
McDonald’s Corp.	65,937	16,190,830
Starbucks Corp.	104,106	11,042,523
Yum! Brands, Inc.	26,103	3,261,309

		38,158,019

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	37,785	647,635

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	47,492	8,239,387
NXP Semiconductors NV	23,409	4,701,932
QUALCOMM, Inc.	99,594	13,249,986

		26,191,305

Semiconductor Equipment — 0.7%
Applied Materials, Inc.	80,698	11,027,382
KLA Corp.	13,486	5,027,041
Lam Research Corp.	12,582	7,090,838
Teradyne, Inc.	14,566	2,013,604

		25,158,865

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,544	718,475

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	21,680	1,893,965

Steel-Producers — 0.1%
Nucor Corp.	25,931	2,895,196

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	67,864	2,413,922

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	28,709	847,490

Telephone-Integrated — 1.1%
AT&T, Inc.	630,410	15,924,157
Lumen Technologies, Inc.	87,825	1,041,604
Verizon Communications, Inc.	365,542	19,370,071

		36,335,832

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	4,937	874,886

Theaters — 0.0%
Live Nation Entertainment, Inc.†	11,633	1,176,678

Tobacco — 0.6%
Altria Group, Inc.	162,819	7,181,946
Philip Morris International, Inc.	137,608	13,009,460

		20,191,406

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,765	968,391
Stanley Black & Decker, Inc.	14,388	2,585,955

		3,554,346

Toys — 0.0%
Hasbro, Inc.	11,427	1,094,250

Transport-Rail — 0.9%
CSX Corp.	199,055	7,199,820
Kansas City Southern	8,032	2,491,928
Norfolk Southern Corp.	21,806	6,390,248
Union Pacific Corp.	57,578	13,899,329

		29,981,325

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	11,629	1,127,897
Expeditors International of Washington, Inc.	15,000	1,848,900
FedEx Corp.	21,716	5,114,770
United Parcel Service, Inc., Class B	64,303	13,726,761

		21,818,328

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,430	1,465,122
Old Dominion Freight Line, Inc.	8,282	2,827,060

		4,292,182

Water — 0.1%
American Water Works Co., Inc.	16,025	2,791,234

Water Treatment Systems — 0.0%
Pentair PLC	14,644	1,083,217

Web Hosting/Design — 0.1%
VeriSign, Inc.†	8,594	1,913,626

Web Portals/ISP — 4.4%
Alphabet, Inc., Class A†	26,584	78,713,097
Alphabet, Inc., Class C†	24,876	73,767,539

		152,480,636

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	14,950	3,716,420

Total Long-Term Investment Securities (cost $1,571,497,673)		3,450,962,909

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.10% due 12/30/2021(2) (cost $2,819,526)	$2,820,000	2,819,619

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $8,696,000 and collateralized by $9,103,700 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $8,869,923 (cost $8,696,000)	8,696,000	8,696,000

TOTAL INVESTMENTS (cost $1,583,013,199)	100.0%	3,462,478,528
Other assets less liabilities	0.0	808,819

NET ASSETS	100.0%	$3,463,287,347

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
59	Long	S&P 500 E-Mini Index	December 2021	$13,083,051	$13,561,150	$478,099

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,450,962,909	$—	$—	$3,450,962,909
Short-Term Investment Securities	—	2,819,619	—	2,819,619
Repurchase Agreements	—	8,696,000	—	8,696,000

Total Investments at Value	$3,450,962,909	$11,515,619	$—	$3,462,478,528

Other Financial Instruments:†
Futures Contracts	$478,099	$—	$—	$478,099

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,668	$280,419
Omnicom Group, Inc.	4,177	284,370

		564,789

Aerospace/Defense — 2.3%
Boeing Co.†	10,734	2,222,260
General Dynamics Corp.	4,520	916,430
Lockheed Martin Corp.	2,593	861,706
Northrop Grumman Corp.	2,933	1,047,726
Raytheon Technologies Corp.	29,377	2,610,440
Teledyne Technologies, Inc.†	463	207,989
TransDigm Group, Inc.†	408	254,519

		8,121,070

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	7,520	223,269
L3Harris Technologies, Inc.	1,683	387,999

		611,268

Agricultural Biotech — 0.2%
Corteva, Inc.	14,304	617,218

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	4,191	238,049
Mosaic Co.	6,735	279,974

		518,023

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	10,898	700,088

Airlines — 0.5%
Alaska Air Group, Inc.†	2,440	128,832
American Airlines Group, Inc.†	12,614	242,189
Delta Air Lines, Inc.†	12,467	487,834
Southwest Airlines Co.†	11,527	544,996
United Airlines Holdings, Inc.†	6,305	290,913

		1,694,764

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	6,802	115,906
PVH Corp.	1,390	151,969
Ralph Lauren Corp.	948	120,557
Tapestry, Inc.	5,433	211,778
Under Armour, Inc., Class A†	3,675	80,703
Under Armour, Inc., Class C†	4,060	76,653
VF Corp.	6,349	462,715

		1,220,281

Appliances — 0.1%
Whirlpool Corp.	1,221	257,423

Applications Software — 0.1%
Roper Technologies, Inc.	945	461,037

Athletic Footwear — 0.4%
NIKE, Inc., Class B	8,964	1,499,588

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	76,448	1,305,732
General Motors Co.†	28,283	1,539,444

		2,845,176

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	1,595	382,545
PACCAR, Inc.	6,763	606,100

		988,645

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	1,739	300,656
BorgWarner, Inc.	4,672	210,567

		511,223

Banks-Commercial — 1.0%
Citizens Financial Group, Inc.	8,301	393,301
First Republic Bank	1,614	349,157
M&T Bank Corp.	2,507	368,830
Regions Financial Corp.	18,597	440,377
Truist Financial Corp.	26,006	1,650,601
Zions Bancorp NA	3,157	198,859

		3,401,125

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	15,471	915,883
Northern Trust Corp.	4,060	499,542
State Street Corp.	7,123	701,972

		2,117,397

Banks-Super Regional — 2.6%
Comerica, Inc.	2,609	222,000
Fifth Third Bancorp	13,457	585,783
Huntington Bancshares, Inc.	28,767	452,793
KeyCorp	18,632	433,567
PNC Financial Services Group, Inc.	8,280	1,747,328
US Bancorp	26,286	1,586,886
Wells Fargo & Co.	80,003	4,092,953

		9,121,310

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	49,198	2,773,291
PepsiCo, Inc.	15,617	2,523,707

		5,296,998

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,780	120,844

Brewery — 0.2%
Constellation Brands, Inc., Class A	3,278	710,703
Molson Coors Beverage Co., Class B	3,670	161,810

		872,513

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,295	77,235
Discovery, Inc., Class C†	5,917	133,487
Fox Corp., Class A	6,301	250,402
Fox Corp., Class B	2,890	106,814

		567,938

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,155	117,117

Building Products-Air & Heating — 0.4%
Carrier Global Corp.	6,086	317,872
Johnson Controls International PLC	13,876	1,018,082

		1,335,954

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	1,216	477,693
Vulcan Materials Co.	1,499	284,990

		762,683

Building Products-Wood — 0.1%
Masco Corp.	2,696	176,723

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	2,540	226,746

Lennar Corp., Class A	5,352	534,825
NVR, Inc.†	68	332,847
PulteGroup, Inc.	2,478	119,142

		1,213,560

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	49,972	2,570,060
DISH Network Corp., Class A†	4,850	199,189

		2,769,249

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	6,698	259,949
MGM Resorts International	7,792	367,471
Wynn Resorts, Ltd.†	2,051	184,180

		811,600

Casino Services — 0.1%
Caesars Entertainment, Inc.†	1,746	191,117

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	3,542	407,436

Chemicals-Diversified — 0.8%
Celanese Corp.	2,165	349,669
Dow, Inc.	7,410	414,738
DuPont de Nemours, Inc.	10,190	709,224
Eastman Chemical Co.	2,645	275,159
LyondellBasell Industries NV, Class A	5,149	477,930
PPG Industries, Inc.	4,624	742,476

		2,969,196

Chemicals-Specialty — 0.4%
Ecolab, Inc.	2,618	581,772
International Flavors & Fragrances, Inc.	4,853	715,575

		1,297,347

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,463	463,200

Commercial Services — 0.1%
Cintas Corp.	580	251,198
Nielsen Holdings PLC	6,991	141,568
Quanta Services, Inc.	1,138	138,016

		530,782

Commercial Services-Finance — 0.9%
Automatic Data Processing, Inc.	4,287	962,389
Equifax, Inc.	1,187	329,309
FleetCor Technologies, Inc.†	918	227,122
Global Payments, Inc.	5,723	818,332
IHS Markit, Ltd.	2,718	355,297
Moody’s Corp.	884	357,269

		3,049,718

Computer Services — 1.4%
Accenture PLC, Class A	5,436	1,950,382
Cognizant Technology Solutions Corp., Class A	5,017	391,778
DXC Technology Co.†	4,908	159,854
International Business Machines Corp.	17,463	2,184,621
Leidos Holdings, Inc.	2,758	275,745

		4,962,380

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,142	120,436
Citrix Systems, Inc.	847	80,236

		200,672

Computers — 0.3%
Hewlett Packard Enterprise Co.	25,443	372,740
HP, Inc.	23,404	709,843

		1,082,583

Computers-Memory Devices — 0.3%
NetApp, Inc.	4,364	389,705
Seagate Technology Holdings PLC	4,079	363,316
Western Digital Corp.†	5,971	312,224

		1,065,245

Consulting Services — 0.1%
Gartner, Inc.†	766	254,243

Consumer Products-Misc. — 0.2%
Clorox Co.	790	128,778
Kimberly-Clark Corp.	4,068	526,765

		655,543

Containers-Metal/Glass — 0.1%
Ball Corp.	2,291	209,581

Containers-Paper/Plastic — 0.3%
Amcor PLC	30,038	362,558
Packaging Corp. of America	1,851	254,272
Sealed Air Corp.	993	58,905
WestRock Co.	5,202	250,216

		925,951

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	7,888	600,987
Estee Lauder Cos., Inc., Class A	1,988	644,768
Procter & Gamble Co.	24,592	3,516,410

		4,762,165

Cruise Lines — 0.3%
Carnival Corp.†	15,557	344,743
Norwegian Cruise Line Holdings, Ltd.†	7,210	185,441
Royal Caribbean Cruises, Ltd.†	4,367	368,706

		898,890

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	1,131	201,782
Fidelity National Information Services, Inc.	12,034	1,332,645
Fiserv, Inc.†	3,716	365,989
Jack Henry & Associates, Inc.	753	125,359
Paychex, Inc.	2,933	361,580

		2,387,355

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	4,258	243,600

Diagnostic Equipment — 0.4%
Danaher Corp.	3,961	1,234,921

Disposable Medical Products — 0.0%
Teleflex, Inc.	483	172,402

Distribution/Wholesale — 0.2%
Fastenal Co.	2,799	159,767
LKQ Corp.†	5,267	290,106

WW Grainger, Inc.	332	153,753

		603,626

Diversified Banking Institutions — 7.2%
Bank of America Corp.	144,270	6,893,220
Citigroup, Inc.	39,486	2,730,852
Goldman Sachs Group, Inc.	6,568	2,714,883
JPMorgan Chase & Co.	58,216	9,890,316
Morgan Stanley	28,437	2,922,755

		25,152,026

Diversified Manufacturing Operations — 2.2%
3M Co.	11,274	2,014,438
A.O. Smith Corp.	2,595	189,617
Eaton Corp. PLC	7,766	1,279,526
General Electric Co.	21,386	2,242,750
Illinois Tool Works, Inc.	3,127	712,550
Parker-Hannifin Corp.	1,207	357,984
Textron, Inc.	4,367	322,503
Trane Technologies PLC	2,500	452,325

		7,571,693

Drug Delivery Systems — 0.4%
Becton Dickinson & Co.	5,595	1,340,506

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	496	1,200,707
Expedia Group, Inc.†	1,812	297,911
Match Group, Inc.†	1,564	235,820

		1,734,438

E-Services/Consulting — 0.1%
CDW Corp.	1,500	279,975

Electric Products-Misc. — 0.3%
AMETEK, Inc.	2,298	304,255
Emerson Electric Co.	6,988	677,906

		982,161

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	6,884	519,054
Sempra Energy	6,221	793,986

		1,313,040

Electric-Integrated — 4.1%
AES Corp.	8,049	202,271
Alliant Energy Corp.	4,876	275,835
Ameren Corp.	5,010	422,293
American Electric Power Co., Inc.	9,746	825,584
CenterPoint Energy, Inc.	11,551	300,788
CMS Energy Corp.	5,644	340,615
Dominion Energy, Inc.	15,752	1,196,049
DTE Energy Co.	3,775	427,896
Duke Energy Corp.	14,988	1,528,926
Edison International	7,397	465,493
Entergy Corp.	3,915	403,323
Evergy, Inc.	4,468	284,835
Eversource Energy	6,695	568,406
Exelon Corp.	19,050	1,013,270
FirstEnergy Corp.	10,602	408,495
NextEra Energy, Inc.	21,785	1,858,914
Pinnacle West Capital Corp.	2,197	141,685
PPL Corp.	14,994	431,827
Public Service Enterprise Group, Inc.	9,850	628,430
Southern Co.	20,629	1,285,599
WEC Energy Group, Inc.	6,146	553,509
Xcel Energy, Inc.	10,491	677,614

		14,241,657

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,303	187,111

Electronic Components-Semiconductors — 2.5%
Broadcom, Inc.	2,558	1,360,012
Intel Corp.	79,040	3,872,960
IPG Photonics Corp.†	384	61,060
Microchip Technology, Inc.	2,990	221,529
Micron Technology, Inc.	21,932	1,515,501
Skyworks Solutions, Inc.	1,545	258,216
Texas Instruments, Inc.	8,453	1,584,768

		8,874,046

Electronic Connectors — 0.3%
Amphenol Corp., Class A	4,429	340,014
TE Connectivity, Ltd.	3,962	578,452

		918,466

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	1,655	260,646
Fortive Corp.	6,982	528,607
Keysight Technologies, Inc.†	1,544	277,951

		1,067,204

Electronic Security Devices — 0.0%
Allegion PLC	1,013	129,968

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	965	135,505

Enterprise Software/Service — 0.4%
Ceridian HCM Holding, Inc.†	1,077	134,894
Oracle Corp.	14,442	1,385,566

		1,520,460

Entertainment Software — 0.2%
Activision Blizzard, Inc.	6,213	485,794
Electronic Arts, Inc.	2,550	357,638

		843,432

Finance-Consumer Loans — 0.1%
Synchrony Financial	11,099	515,549

Finance-Credit Card — 2.5%
American Express Co.	12,537	2,178,680
Capital One Financial Corp.	8,691	1,312,602
Discover Financial Services	5,834	661,109
Mastercard, Inc., Class A	5,432	1,822,544
Visa, Inc., Class A	13,152	2,785,199
Western Union Co.	7,917	144,248

		8,904,382

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	29,247	2,399,131

Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	1,018	134,315
CME Group, Inc.	6,997	1,543,188
Intercontinental Exchange, Inc.	5,047	698,808
Nasdaq, Inc.	798	167,476

		2,543,787

Food-Confectionery — 0.6%
Hershey Co.	1,671	293,010
J.M. Smucker Co.	2,111	259,358
Mondelez International, Inc., Class A	27,233	1,654,132

		2,206,500

Food-Meat Products — 0.2%
Hormel Foods Corp.	5,492	232,421
Tyson Foods, Inc., Class A	5,744	459,348

		691,769

Food-Misc./Diversified — 0.6%
Campbell Soup Co.	3,956	158,042
Conagra Brands, Inc.	9,358	301,328
General Mills, Inc.	11,812	729,982
Kellogg Co.	4,981	305,335
Kraft Heinz Co.	13,109	470,482
Lamb Weston Holdings, Inc.	1,781	100,538
McCormick & Co., Inc.	2,719	218,145

		2,283,852

Food-Retail — 0.1%
Kroger Co.	13,248	530,185

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	9,967	766,462

Gas-Distribution — 0.1%
Atmos Energy Corp.	2,548	234,722
NiSource, Inc.	7,645	188,602

		423,324

Gold Mining — 0.1%
Newmont Corp.	7,006	378,324

Home Decoration Products — 0.0%
Newell Brands, Inc.	7,376	168,837

Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,597	121,669

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.†	3,420	492,309
Marriott International, Inc., Class A†	5,329	852,747

		1,345,056

Human Resources — 0.1%
Robert Half International, Inc.	2,182	246,719

Independent Power Producers — 0.0%
NRG Energy, Inc.	1,955	77,985

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	995	317,803

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	2,329	698,258
Linde PLC	4,226	1,348,939

		2,047,197

Instruments-Controls — 0.8%
Honeywell International, Inc.	13,450	2,940,439

Instruments-Scientific — 0.1%
Waters Corp.†	538	197,742

Insurance Brokers — 0.7%
Aon PLC, Class A	2,111	675,351
Arthur J. Gallagher & Co.	2,296	384,971
Marsh & McLennan Cos., Inc.	5,034	839,671
Willis Towers Watson PLC	2,514	609,092

		2,509,085

Insurance-Life/Health — 0.6%
Aflac, Inc.	12,023	645,274
Globe Life, Inc.	1,823	162,284
Lincoln National Corp.	3,442	248,340
Principal Financial Group, Inc.	4,862	326,192
Prudential Financial, Inc.	7,536	829,337

		2,211,427

Insurance-Multi-line — 1.5%
Allstate Corp.	5,761	712,463
American International Group, Inc.(1)	16,662	984,558
Chubb, Ltd.	8,548	1,670,108
Cincinnati Financial Corp.	2,920	354,605
Hartford Financial Services Group, Inc.	6,764	493,298
Loews Corp.	3,959	221,981
MetLife, Inc.	14,191	891,195

		5,328,208

Insurance-Property/Casualty — 3.4%
Assurant, Inc.	1,146	184,861
Berkshire Hathaway, Inc., Class B†	36,114	10,365,079
Progressive Corp.	4,104	389,388
Travelers Cos., Inc.	4,861	782,038
WR Berkley Corp.	2,732	217,467

		11,938,833

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	777	203,185

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	658	138,937

Internet Security — 0.1%
NortonLifeLock, Inc.	11,325	288,221

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	2,216	669,520
BlackRock, Inc.	836	788,733
Franklin Resources, Inc.	5,486	172,754
Invesco, Ltd.	6,873	174,643
Raymond James Financial, Inc.	3,607	355,614
T. Rowe Price Group, Inc.	1,768	383,444

		2,544,708

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,653	1,153,269

Machinery-Farming — 0.1%
Deere & Co.	1,383	473,415

Machinery-General Industrial — 0.2%
IDEX Corp.	814	181,172
Otis Worldwide Corp.	3,991	320,517
Westinghouse Air Brake Technologies Corp.	3,683	334,159

		835,848

Machinery-Pumps — 0.3%
Dover Corp.	2,805	474,269
Ingersoll Rand, Inc.	7,894	424,382
Xylem, Inc.	1,895	247,468

		1,146,119

Medical Information Systems — 0.1%
Cerner Corp.	3,283	243,894

Medical Instruments — 1.6%
Boston Scientific Corp.†	27,741	1,196,469
Edwards Lifesciences Corp.†	5,222	625,700
Intuitive Surgical, Inc.†	2,085	752,956
Medtronic PLC	26,182	3,138,175

		5,713,300

Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,344	351,349
Laboratory Corp. of America Holdings†	1,884	540,746
Quest Diagnostics, Inc.	2,380	349,336

		1,241,431

Medical Products — 1.4%
Abbott Laboratories	14,161	1,825,211
Baxter International, Inc.	9,739	768,991
Cooper Cos., Inc.	566	235,977
Henry Schein, Inc.†	2,722	207,825
Hologic, Inc.†	1,383	101,388
STERIS PLC	835	195,173
Stryker Corp.	3,334	887,077
Zimmer Biomet Holdings, Inc.	4,069	582,355

		4,803,997

Medical-Biomedical/Gene — 1.4%
Amgen, Inc.	5,531	1,144,751
Biogen, Inc.†	1,365	364,018
Gilead Sciences, Inc.	24,428	1,584,889
Illumina, Inc.†	1,430	593,536
Incyte Corp.†	1,353	90,624
Moderna, Inc.†	2,874	992,133

		4,769,951

Medical-Drugs — 4.7%
AbbVie, Inc.	8,952	1,026,526
Bristol-Myers Squibb Co.	20,781	1,213,610
Eli Lilly & Co.	6,033	1,536,967
Johnson & Johnson	30,773	5,012,306
Merck & Co., Inc.	25,645	2,258,042
Organon & Co.	2,569	94,411
Pfizer, Inc.	109,232	4,777,808
Zoetis, Inc.	2,493	538,987

		16,458,657

Medical-Generic Drugs — 0.1%
Viatris, Inc.	23,560	314,526

Medical-HMO — 2.1%
Anthem, Inc.	4,750	2,066,868
Centene Corp.†	11,359	809,215
Humana, Inc.	1,202	556,718
UnitedHealth Group, Inc.	8,818	4,060,424

		7,493,225

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	4,802	1,202,709
Universal Health Services, Inc., Class B	1,478	183,420

		1,386,129

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	2,915	355,688
Cardinal Health, Inc.	5,653	270,270
McKesson Corp.	3,014	626,551

		1,252,509

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	10,869	409,979

Multimedia — 1.8%
ViacomCBS, Inc., Class B	11,803	427,505
Walt Disney Co.†	35,402	5,985,416

		6,412,921

Networking Products — 1.3%
Cisco Systems, Inc.	82,103	4,595,305

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	4,094	551,052
Waste Management, Inc.	4,604	737,699

		1,288,751

Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	281	150,040

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	937	204,004

Oil Companies-Exploration & Production — 1.8%
APA Corp.	7,364	193,010
ConocoPhillips	26,088	1,943,295
Coterra Energy, Inc.	15,827	337,432
Devon Energy Corp.	12,267	491,661
Diamondback Energy, Inc.	3,316	355,442
EOG Resources, Inc.	11,375	1,051,733
Hess Corp.	2,524	208,407
Marathon Oil Corp.	15,360	250,675
Occidental Petroleum Corp.	17,282	579,465
Pioneer Natural Resources Co.	4,420	826,452

		6,237,572

Oil Companies-Integrated — 2.7%
Chevron Corp.	37,677	4,313,640
Exxon Mobil Corp.	82,480	5,317,485

		9,631,125

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	12,434	819,774
Phillips 66	8,534	638,172
Valero Energy Corp.	7,964	615,856

		2,073,802

Oil-Field Services — 0.5%
Baker Hughes Co.	16,141	404,816
Halliburton Co.	17,349	433,551
Schlumberger NV	27,245	878,924

		1,717,291

Paper & Related Products — 0.1%
International Paper Co.	7,614	378,187

Pharmacy Services — 1.1%
Cigna Corp.	6,626	1,415,380
CVS Health Corp.	25,709	2,295,299

		3,710,679

Pipelines — 0.5%
Kinder Morgan, Inc.	37,976	636,098
ONEOK, Inc.	8,683	552,413
Williams Cos., Inc.	23,671	664,918

		1,853,429

Publishing-Newspapers — 0.1%
News Corp., Class A	7,622	174,544
News Corp., Class B	2,372	53,512

		228,056

Racetracks — 0.0%
Penn National Gaming, Inc.†	1,293	92,579

Real Estate Investment Trusts — 4.3%
Alexandria Real Estate Equities, Inc.	2,701	551,382
American Tower Corp.	4,345	1,225,160
AvalonBay Communities, Inc.	2,720	643,770
Boston Properties, Inc.	2,769	314,669
Crown Castle International Corp.	3,368	607,250
Digital Realty Trust, Inc.	5,505	868,744
Duke Realty Corp.	4,349	244,588
Equinix, Inc.	735	615,246
Equity Residential	6,638	573,523
Essex Property Trust, Inc.	1,267	430,691
Extra Space Storage, Inc.	1,356	267,634
Federal Realty Investment Trust	1,364	164,157
Healthpeak Properties, Inc.	10,500	372,855
Host Hotels & Resorts, Inc.†	13,910	234,105
Iron Mountain, Inc.	5,640	257,410
Kimco Realty Corp.	11,953	270,138
Mid-America Apartment Communities, Inc.	2,260	461,515
Prologis, Inc.	14,403	2,087,859
Public Storage	1,693	562,381
Realty Income Corp.	10,733	766,658
Regency Centers Corp.	2,979	209,751
SBA Communications Corp.	747	257,962
Simon Property Group, Inc.	6,402	938,405
UDR, Inc.	5,436	301,861
Ventas, Inc.	7,665	409,081
Vornado Realty Trust	3,098	132,068
Welltower, Inc.	8,233	661,933
Weyerhaeuser Co.	14,608	521,798

		14,952,594

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	6,541	680,787

Retail-Apparel/Shoe — 0.3%
Gap, Inc.	4,194	95,162
Ross Stores, Inc.	6,958	787,645

		882,807

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	1,275	287,538
AutoZone, Inc.†	185	330,195
Genuine Parts Co.	2,790	365,797
O’Reilly Automotive, Inc.†	430	267,598

		1,251,128

Retail-Automobile — 0.1%
CarMax, Inc.†	3,175	434,721

Retail-Building Products — 0.9%
Home Depot, Inc.	5,800	2,156,092
Lowe’s Cos., Inc.	3,994	933,877

		3,089,969

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,196	268,439

Retail-Discount — 2.1%
Costco Wholesale Corp.	4,048	1,989,754
Dollar Tree, Inc.†	4,519	486,967
Target Corp.	3,277	850,775
Walmart, Inc.	27,842	4,160,152

		7,487,648

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	13,987	657,669

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	23,505	1,539,342

Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	2,270	156,834

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	523	192,129

Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	2,539	365,971
McDonald’s Corp.	8,730	2,143,652
Starbucks Corp.	9,648	1,023,363
Yum! Brands, Inc.	3,283	410,178

		3,943,164

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	8,338	142,913

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	5,974	1,036,429
NXP Semiconductors NV	4,897	983,612

		2,020,041

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	782	158,535

Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,579	137,941

Steel-Producers — 0.2%
Nucor Corp.	5,722	638,861

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,936	282,284

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	6,335	187,009

Telephone-Integrated — 2.3%
AT&T, Inc.	139,105	3,513,792
Lumen Technologies, Inc.	19,379	229,835
Verizon Communications, Inc.	80,660	4,274,174

		8,017,801

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,090	193,159

Theaters — 0.1%
Live Nation Entertainment, Inc.†	2,567	259,652

Tobacco — 1.3%
Altria Group, Inc.	35,928	1,584,784
Philip Morris International, Inc.	30,364	2,870,613

		4,455,397

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,051	213,594
Stanley Black & Decker, Inc.	3,175	570,643

		784,237

Toys — 0.1%
Hasbro, Inc.	2,521	241,411

Transport-Rail — 1.0%
CSX Corp.	21,083	762,572
Kansas City Southern	868	269,297
Norfolk Southern Corp.	2,646	775,410
Union Pacific Corp.	6,607	1,594,930

		3,402,209

Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,566	248,877
Expeditors International of Washington, Inc.	1,159	142,858
FedEx Corp.	1,725	406,289
United Parcel Service, Inc., Class B	4,257	908,742

		1,706,766

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	673	132,709

Water — 0.1%
American Water Works Co., Inc.	1,768	307,950

Water Treatment Systems — 0.1%
Pentair PLC	3,232	239,071

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,099	244,714

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,815	451,191

Total Common Stocks (cost $279,217,557)		344,235,633

EXCHANGE-TRADED FUNDS — 1.8%
iShares S&P 500 Value ETF (cost $6,174,428)	41,372	6,289,785

Total Long-Term Investment Securities (cost $285,391,985)		350,525,418

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.10% due 12/30/2021(2) (cost $149,975)	$150,000	149,980

TOTAL INVESTMENTS (cost $285,541,960)	100.0%	350,675,398
Liabilities in excess of other assets	(0.0)	(89,149)

NET ASSETS	100.0%	$350,586,249

†	Non-income producing security
(1) (2)	Security represents an investment in an affiliated company (see Note 2). The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3	Long	S&P 500 E-Mini Index	December 2021	$665,240	$689,550	$24,310

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$344,235,633	$—	$—	$344,235,633
Exchange-Traded Funds	6,289,785	—	—	6,289,785
Short-Term Investment Securities	—	149,980	—	149,980

Total Investments at Value	$350,525,418	$149,980	$—	$350,675,398

Other Financial Instruments:+
Futures Contracts	$24,310	$—	$—	$24,310

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.9%
Aerospace/Defense — 0.1%
Northrop Grumman Corp.	2,361	$843,396

Applications Software — 12.7%
Microsoft Corp.	270,911	89,839,506
ServiceNow, Inc.†	16,735	11,677,013

		101,516,519

Athletic Equipment — 0.1%
YETI Holdings, Inc.†	6,259	615,448

Athletic Footwear — 0.8%
NIKE, Inc., Class B	39,477	6,604,107

Auto-Cars/Light Trucks — 2.2%
Ford Motor Co.†	35,260	602,241
Tesla, Inc.†	15,343	17,092,102

		17,694,343

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	19,008	1,703,497

Auto/Truck Parts & Equipment-Original — 0.4%
Lear Corp.	19,939	3,426,517

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	36,397	5,881,755

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	14,835	10,011,993

Coatings/Paint — 0.2%
Sherwin-Williams Co.	4,493	1,422,529

Commercial Services-Finance — 2.4%
Moody’s Corp.	8,815	3,562,582
PayPal Holdings, Inc.†	58,563	13,621,168
TransUnion	21,374	2,464,209

		19,647,959

Computer Aided Design — 0.5%
Autodesk, Inc.†	11,497	3,651,562

Computer Data Security — 1.3%
Crowdstrike Holdings, Inc., Class A†	37,087	10,451,117

Computer Services — 3.0%
Accenture PLC, Class A	40,484	14,525,254
EPAM Systems, Inc.†	13,806	9,294,752

		23,820,006

Computer Software — 1.0%
Dropbox, Inc., Class A†	254,958	7,773,669

Computers — 10.3%
Apple, Inc.	547,598	82,030,181
HP, Inc.	24,722	749,818

		82,779,999

Consulting Services — 1.1%
Gartner, Inc.†	27,545	9,142,461

Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	49,239	981,333

Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	119,170	9,079,562

Data Processing/Management — 0.7%
DocuSign, Inc.†	14,588	4,059,695
Fiserv, Inc.†	14,937	1,471,145

		5,530,840

Diagnostic Equipment — 0.7%
Danaher Corp.	17,592	5,484,658

Diversified Banking Institutions — 0.2%
Goldman Sachs Group, Inc.	4,220	1,744,337

Diversified Manufacturing Operations — 1.0%
Eaton Corp. PLC	48,655	8,016,398

E-Commerce/Products — 5.9%
Amazon.com, Inc.†	13,927	46,967,833

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	512	1,239,439

Electronic Components-Misc. — 0.2%
Sensata Technologies Holding PLC†	22,983	1,266,363

Electronic Components-Semiconductors — 4.5%
Advanced Micro Devices, Inc.†	102,924	12,374,553
NVIDIA Corp.	50,447	12,897,784
Texas Instruments, Inc.	56,094	10,516,503

		35,788,840

Electronic Forms — 2.5%
Adobe, Inc.†	31,033	20,182,622

Enterprise Software/Service — 2.0%
Atlassian Corp. PLC, Class A†	29,919	13,706,791
SS&C Technologies Holdings, Inc.	32,784	2,605,345

		16,312,136

Entertainment Software — 0.5%
Electronic Arts, Inc.	28,322	3,972,161

Finance-Consumer Loans — 0.5%
SLM Corp.	216,626	3,975,087

Finance-Credit Card — 1.4%
American Express Co.	3,823	664,361
Mastercard, Inc., Class A	10,198	3,421,633
Visa, Inc., Class A	33,306	7,053,212

		11,139,206

Food-Misc./Diversified — 0.3%
General Mills, Inc.	39,751	2,456,612

Food-Retail — 0.1%
Albertsons Cos., Inc., Class A	30,296	937,661

Hotels/Motels — 0.5%
Marriott International, Inc., Class A†	27,164	4,346,783

Industrial Gases — 0.2%
Linde PLC	5,210	1,663,032

Insurance-Multi-line — 0.3%
MetLife, Inc.	40,798	2,562,114

Internet Content-Entertainment — 4.7%
Meta Platforms, Inc.	117,025	37,865,779

Machinery-Farming — 0.4%
AGCO Corp.	27,718	3,387,417

Medical Instruments — 0.6%
Boston Scientific Corp.†	98,899	4,265,514
Bruker Corp.	6,047	485,574

		4,751,088

Medical Labs & Testing Services — 0.8%
Charles River Laboratories International, Inc.†	8,479	3,804,358
Laboratory Corp. of America Holdings†	3,607	1,035,281
Syneos Health, Inc.†	16,293	1,520,789

		6,360,428

Medical Products — 1.0%
Align Technology, Inc.†	12,285	7,670,385

Medical-Biomedical/Gene — 2.5%
Illumina, Inc.†	4,783	1,985,232
Incyte Corp.†	37,236	2,494,067
Maravai LifeSciences Holdings, Inc., Class A†	105,275	4,452,080
Moderna, Inc.†	14,280	4,929,599
Vertex Pharmaceuticals, Inc.†	32,936	6,090,854

		19,951,832

Medical-Drugs — 2.3%
Eli Lilly & Co.	43,775	11,152,119
Johnson & Johnson	45,834	7,465,442

		18,617,561

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	12,144	3,041,586

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	38,128	7,926,049

Multimedia — 0.2%
Walt Disney Co.†	10,041	1,697,632

Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	4,989	2,663,877

Oil Companies-Exploration & Production — 0.3%
EOG Resources, Inc.	30,274	2,799,134

Pharmacy Services — 0.2%
Cigna Corp.	8,192	1,749,893

Private Equity — 0.3%
KKR & Co., Inc.	27,266	2,172,282

Real Estate Investment Trusts — 2.6%
Extra Space Storage, Inc.	51,527	10,169,884
Public Storage	22,522	7,481,358
Simon Property Group, Inc.	23,507	3,445,656

		21,096,898

Recreational Vehicles — 1.0%
Brunswick Corp.	41,312	3,845,734
Polaris, Inc.	34,974	4,020,261

		7,865,995

Retail-Apparel/Shoe — 1.3%
Burlington Stores, Inc.†	10,646	2,941,383
Ross Stores, Inc.	63,413	7,178,352

		10,119,735

Retail-Auto Parts — 0.7%
AutoZone, Inc.†	3,230	5,765,033

Retail-Building Products — 1.5%
Home Depot, Inc.	32,716	12,161,846

Retail-Discount — 0.6%
Walmart, Inc.	29,866	4,462,578

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	25,660	1,680,473

Retail-Misc./Diversified — 0.2%
Bath & Body Works, Inc.	15,492	1,070,342
Five Below, Inc.†	4,558	899,294

		1,969,636

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	2,150	789,824

Retail-Restaurants — 2.6%
Domino’s Pizza, Inc.	2,851	1,394,053
Starbucks Corp.	103,368	10,964,244
Texas Roadhouse, Inc.	37,550	3,334,816
Yum China Holdings, Inc.	85,140	4,859,791

		20,552,904

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductors NV	38,098	7,652,364

Semiconductor Equipment — 2.6%
Applied Materials, Inc.	102,347	13,985,717
Lam Research Corp.	11,863	6,685,631

		20,671,348

Tobacco — 0.1%
Philip Morris International, Inc.	6,137	580,192

Transport-Services — 1.6%
United Parcel Service, Inc., Class B	58,381	12,462,592

Transport-Truck — 1.1%
JB Hunt Transport Services, Inc.	5,622	1,108,602
Old Dominion Freight Line, Inc.	23,314	7,958,234

		9,066,836

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	8,252	570,791

Web Portals/ISP — 6.5%
Alphabet, Inc., Class A†	9,431	27,924,437
Alphabet, Inc., Class C†	8,293	24,592,145

		52,516,582

TOTAL INVESTMENTS
(cost $503,055,691)	99.9%	801,274,464
Other assets less liabilities	0.1	883,695

NET ASSETS	100.0%	$802,158,159

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$801,274,464	$—	$—	$801,274,464

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.4%
Aerospace/Defense — 0.6%
Raytheon Technologies Corp.	84,002	$7,464,418

Aerospace/Defense-Equipment — 0.6%
Howmet Aerospace, Inc.	236,597	7,024,565

Applications Software — 6.1%
Microsoft Corp.	217,258	72,047,098

Athletic Footwear — 0.9%
NIKE, Inc., Class B	65,708	10,992,291

Banks-Commercial — 1.2%
Truist Financial Corp.	220,838	14,016,588

Beverages-Wine/Spirits — 2.4%
Diageo PLC	298,862	14,855,164
Pernod Ricard SA	58,006	13,323,814

		28,178,978

Building Products-Air & Heating — 1.0%
Johnson Controls International PLC	153,895	11,291,276

Building Products-Wood — 0.8%
Masco Corp.	142,690	9,353,330

Cable/Satellite TV — 1.9%
Cable One, Inc.	3,359	5,747,954
Comcast Corp., Class A	331,888	17,069,000

		22,816,954

Chemicals-Diversified — 1.3%
DuPont de Nemours, Inc.	113,540	7,902,384
PPG Industries, Inc.	43,270	6,947,864

		14,850,248

Coatings/Paint — 1.1%
Sherwin-Williams Co.	41,840	13,246,962

Computer Services — 2.4%
Accenture PLC, Class A	45,362	16,275,432
Amdocs, Ltd.	158,232	12,316,779

		28,592,211

Computers — 2.3%
Apple, Inc.	184,236	27,598,553

Consumer Products-Misc. — 0.7%
Kimberly-Clark Corp.	65,096	8,429,281

Containers-Metal/Glass — 1.9%
Ball Corp.	100,899	9,230,241
Crown Holdings, Inc.	123,695	12,863,043

		22,093,284

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	132,126	10,066,680
Estee Lauder Cos., Inc., Class A	20,838	6,758,388

		16,825,068

Data Processing/Management — 2.3%
Fidelity National Information Services, Inc.	150,141	16,626,614
Fiserv, Inc.†	103,010	10,145,455

		26,772,069

Diagnostic Equipment — 3.7%
Danaher Corp.	59,880	18,668,788
Thermo Fisher Scientific, Inc.	39,928	25,277,219

		43,946,007

Diversified Banking Institutions — 7.2%
Bank of America Corp.	647,977	30,960,341
Goldman Sachs Group, Inc.	51,040	21,097,384
JPMorgan Chase & Co.	194,412	33,028,655

		85,086,380

Drug Delivery Systems — 1.5%
Becton Dickinson & Co.	72,518	17,374,588

Electric Products-Misc. — 0.9%
AMETEK, Inc.	75,318	9,972,103

Electric-Integrated — 0.5%
American Electric Power Co., Inc.	71,671	6,071,250

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	97,889	18,352,230

Electronic Connectors — 1.0%
TE Connectivity, Ltd.	80,559	11,761,614

Electronic Forms — 1.9%
Adobe, Inc.†	33,651	21,885,264

Electronic Measurement Instruments — 0.8%
Fortive Corp.	121,895	9,228,670

Enterprise Software/Service — 1.4%
salesforce.com, Inc.†	55,139	16,524,607

Entertainment Software — 1.4%
Electronic Arts, Inc.	119,108	16,704,897

Finance-Credit Card — 3.5%
Mastercard, Inc., Class A	56,693	19,021,635
Visa, Inc., Class A	104,753	22,183,543

		41,205,178

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	118,237	9,698,981

Finance-Other Services — 1.7%
Nasdaq, Inc.	93,818	19,689,584

Food-Confectionery — 0.7%
Mondelez International, Inc., Class A	126,944	7,710,579

Food-Dairy Products — 0.9%
Danone SA	169,772	11,059,049

Instruments-Controls — 1.8%
Honeywell International, Inc.	97,881	21,398,744

Insurance-Multi-line — 1.0%
Chubb, Ltd.	62,606	12,231,960

Internet Content-Entertainment — 1.9%
Meta Platforms, Inc.†	69,545	22,502,676

Medical Instruments — 1.7%
Medtronic PLC	171,152	20,514,279

Medical Labs & Testing Services — 1.7%
ICON PLC†	69,091	19,813,226

Medical-Biomedical/Gene — 1.6%
Illumina, Inc.†	19,408	8,055,485
Vertex Pharmaceuticals, Inc.†	59,822	11,062,882

		19,118,367

Medical-Drugs — 5.8%
Eli Lilly & Co.	57,152	14,560,043
Johnson & Johnson	142,307	23,178,964
Merck & Co., Inc.	201,520	17,743,836

Zoetis, Inc.	56,494	12,214,003

		67,696,846

Oil Companies-Exploration & Production — 1.3%
ConocoPhillips	197,094	14,681,532

Pharmacy Services — 0.8%
Cigna Corp.	44,717	9,551,998

Private Equity — 0.8%
Blackstone, Inc., Class A	65,634	9,085,058

Real Estate Investment Trusts — 3.8%
American Tower Corp.	81,334	22,933,748
Equinix, Inc.	18,122	15,169,383
Rayonier, Inc.	173,641	6,482,018

		44,585,149

Retail-Building Products — 1.6%
Home Depot, Inc.	51,267	19,057,995

Retail-Discount — 4.1%
Costco Wholesale Corp.	29,735	14,615,942
Dollar General Corp.	56,764	12,574,361
Target Corp.	80,654	20,939,392

		48,129,695

Retail-Gardening Products — 1.2%
Tractor Supply Co.	65,608	14,248,089

Retail-Restaurants — 0.3%
Starbucks Corp.	38,133	4,044,767

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	70,142	12,168,936

Textile-Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	20,777	16,265,131

Transport-Rail — 1.4%
Canadian National Railway Co.	52,457	6,972,060
Canadian Pacific Railway, Ltd.	124,919	9,668,730

		16,640,790

Transport-Truck — 0.3%
Old Dominion Freight Line, Inc.	10,777	3,678,729

Web Portals/ISP — 7.5%
Alphabet, Inc., Class A†	22,182	65,679,127
Alphabet, Inc., Class C†	7,734	22,934,481

		88,613,608

TOTAL INVESTMENTS (cost $647,564,701)	99.4%	1,171,891,730
Other assets less liabilities	0.6	6,628,752

NET ASSETS	100.0%	$1,178,520,482

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,171,891,730	$—	$—	$1,171,891,730

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 60.0%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	7,023	$478,126

Aerospace/Defense — 0.6%
Lockheed Martin Corp.	3,781	1,256,502
Northrop Grumman Corp.	6,507	2,324,430

		3,580,932

Aerospace/Defense-Equipment — 0.8%
Howmet Aerospace, Inc.	23,337	692,875
L3Harris Technologies, Inc.	16,109	3,713,769

		4,406,644

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	33,160	2,130,198

Applications Software — 2.5%
Microsoft Corp.	42,939	14,239,431

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	21,556	1,931,849

Auto/Truck Parts & Equipment-Original — 0.7%
Aptiv PLC†	6,091	1,053,073
Lear Corp.	17,800	3,058,930

		4,112,003

Banks-Commercial — 1.4%
Truist Financial Corp.	123,555	7,842,036

Banks-Fiduciary — 0.3%
Northern Trust Corp.	16,442	2,023,024

Banks-Super Regional — 1.3%
PNC Financial Services Group, Inc.	20,163	4,254,998
US Bancorp	52,477	3,168,036

		7,423,034

Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	10,538	1,702,941

Beverages-Wine/Spirits — 0.3%
Diageo PLC	37,416	1,859,791

Brewery — 0.3%
Constellation Brands, Inc., Class A	8,394	1,819,903

Broadcast Services/Program — 0.2%
Discovery, Inc., Class C†	45,325	1,022,532

Building Products-Air & Heating — 1.3%
Johnson Controls International PLC	98,598	7,234,135

Building Products-Cement — 0.3%
Vulcan Materials Co.	10,375	1,972,495

Building Products-Wood — 0.9%
Masco Corp.	78,912	5,172,682

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	194,616	10,009,101

Cellular Telecom — 0.5%
T-Mobile US, Inc.†	26,637	3,064,054

Chemicals-Diversified — 1.0%
DuPont de Nemours, Inc.	29,078	2,023,829
PPG Industries, Inc.	23,913	3,839,710

		5,863,539

Coatings/Paint — 0.4%
Axalta Coating Systems, Ltd.†	78,897	2,460,797

Computer Services — 1.3%
Accenture PLC, Class A	9,706	3,482,416
Amdocs, Ltd.	28,146	2,190,885
Cognizant Technology Solutions Corp., Class A	23,172	1,809,501

		7,482,802

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	12,328	1,596,353

Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	25,223	1,921,740

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	25,596	2,834,501
Fiserv, Inc.†	24,679	2,430,635

		5,265,136

Diagnostic Equipment — 1.5%
Danaher Corp.	17,447	5,439,451
Thermo Fisher Scientific, Inc.	4,856	3,074,188

		8,513,639

Distribution/Wholesale — 0.5%
LKQ Corp.†	54,658	3,010,563

Diversified Banking Institutions — 6.6%
Bank of America Corp.	199,493	9,531,775
Goldman Sachs Group, Inc.	33,432	13,819,117
JPMorgan Chase & Co.	60,657	10,305,018
Morgan Stanley	40,978	4,211,719

		37,867,629

Diversified Manufacturing Operations — 1.4%
Eaton Corp. PLC	50,748	8,361,240

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	6,761	1,619,868

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	367	888,426

Electric-Integrated — 2.3%
Duke Energy Corp.	42,155	4,300,231
Exelon Corp.	47,072	2,503,760
PG&E Corp.†	185,597	2,152,925
Pinnacle West Capital Corp.	11,732	756,597
Southern Co.	53,921	3,360,357

		13,073,870

Electronic Components-Semiconductors — 1.6%
Intel Corp.	76,407	3,743,943
Samsung Electronics Co., Ltd. (Preference Shares)	22,983	1,258,750
Texas Instruments, Inc.	22,592	4,235,548

		9,238,241

Enterprise Software/Service — 0.4%
Oracle Corp.	22,768	2,184,362

Entertainment Software — 0.3%
Electronic Arts, Inc.	12,791	1,793,938

Finance-Investment Banker/Broker — 1.7%
Charles Schwab Corp.	120,039	9,846,799

Finance-Other Services — 0.8%
Cboe Global Markets, Inc.	16,383	2,161,573
Nasdaq, Inc.	11,491	2,411,616

		4,573,189

Food-Confectionery — 0.4%
J.M. Smucker Co.	7,697	945,654
Mondelez International, Inc., Class A	22,276	1,353,044

		2,298,698

Food-Misc./Diversified — 1.1%
Danone SA	24,855	1,619,069
General Mills, Inc.	27,005	1,668,909
Nestle SA	22,449	2,962,307

		6,250,285

Instruments-Controls — 1.0%
Honeywell International, Inc.	26,553	5,805,017

Insurance Brokers — 2.0%
Aon PLC, Class A	19,223	6,149,822
Marsh & McLennan Cos., Inc.	5,104	851,347
Willis Towers Watson PLC	18,845	4,565,767

		11,566,936

Insurance-Multi-line — 1.0%
Chubb, Ltd.	29,257	5,716,233

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	19,930	3,206,338

Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,621	1,529,349
Invesco, Ltd.	65,012	1,651,955

		3,181,304

Machinery-Electrical — 0.2%
Regal Rexnord Corp.	9,474	1,443,174

Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	10,962	880,358

Machinery-Pumps — 0.6%
Ingersoll Rand, Inc.	65,418	3,516,872

Medical Instruments — 1.0%
Medtronic PLC	46,750	5,603,455

Medical Labs & Testing Services — 0.9%
ICON PLC†	6,257	1,794,320
Quest Diagnostics, Inc.	24,149	3,544,590

		5,338,910

Medical-Biomedical/Gene — 0.3%
Vertex Pharmaceuticals, Inc.†	9,307	1,721,144

Medical-Drugs — 3.8%
Bayer AG	14,570	819,745
Johnson & Johnson	56,985	9,281,717
Merck & Co., Inc.	91,680	8,072,424
Organon & Co.	30,075	1,105,256
Roche Holding AG	7,233	2,796,902

		22,076,044

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	16,367	3,402,372

Metal-Diversified — 0.2%
Rio Tinto PLC	14,308	893,002

Oil Companies-Exploration & Production — 1.7%
ConocoPhillips	51,675	3,849,271
Hess Corp.	34,871	2,879,298
Pioneer Natural Resources Co.	16,197	3,028,515

		9,757,084

Pharmacy Services — 1.4%
Cigna Corp.	36,560	7,809,582

Real Estate Investment Trusts — 0.3%
STORE Capital Corp.	54,297	1,864,016

Retail-Building Products — 0.6%
Home Depot, Inc.	9,331	3,468,706

Retail-Discount — 0.7%
Walmart, Inc.	25,204	3,765,982

Retail-Restaurants — 0.2%
Wendy’s Co.	59,074	1,317,350

Semiconductor Components-Integrated Circuits — 0.9%
NXP Semiconductors NV	12,931	2,597,321
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,083	2,851,937

		5,449,258

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	22,152	3,027,071

Tobacco — 1.0%
Philip Morris International, Inc.	58,978	5,575,780

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	17,147	3,081,830

Transport-Rail — 1.1%
Union Pacific Corp.	26,250	6,336,750

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	6,732	1,437,080

Web Portals/ISP — 0.5%
Alphabet, Inc., Class A†	1,075	3,182,989

Total Common Stocks (cost $220,444,625)		346,560,662

CONVERTIBLE PREFERRED SECURITIES — 0.8%
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC Series A 5.50%	8,000	1,545,600

Cellular Telecom — 0.2%
2020 Cash Mandatory Exchangeable Trust 5.25%*	1,110	1,161,623

Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	548,421

Medical Instruments — 0.3%
Boston Scientific Corp 5.50%	14,114	1,651,902

Total Convertible Preferred Securities (cost $3,597,041)		4,907,546

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	$510,000	534,225

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC 4.00% due 03/09/2026(1)	200,000	199,500
HSBC Holdings PLC 4.70% due 03/09/2031(1)	237,000	235,839

		435,339

Total Preferred Securities/Capital Securities (cost $957,744)		969,564

ASSET BACKED SECURITIES — 5.3%
Diversified Financial Services — 5.3%
Allegro CLO IV, Ltd. FRS Series 2016-1A, Class BR2 1.67% (3 ML+1.55%) due 01/15/2030*(2)	553,817	553,939
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	548,000	548,707
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class AS 1.56% (SOFR30A+1.51%) due 02/15/2035*	240,000	240,146
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class AS 1.29% (1 ML+1.20%) due 12/15/2035*	488,500	488,500
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL3, Class B 1.69% (1 ML+1.60%) due 08/15/2034*	383,500	383,268
AREIT Trust FRS Series 2019-CRE3, Class AS 1.46% (SOFR30A+1.41%) due 09/14/2036*(3)	687,500	686,672
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	641,667	646,178
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 1.46% (SOFR30A+1.41%) due 09/15/2036*(3)	706,171	705,766
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(3)	557,000	618,695
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.69% (1 ML+1.60%) due 12/28/2040*	134,752	148,247
BDS, Ltd. FRS Series 2019-FL4, Class A 1.19% (1 ML+1.10%) due 08/15/2036*	370,017	369,899
BPCRE Holder LLC FRS Series 2021-FL1, Class A 0.94% (1 ML+0.85%) due 02/15/2037*(3)	174,130	173,878
BSPRT Issuer, Ltd. FRS Series 2021-FL6, Class AS 1.39% (1 ML+1.30%) due 03/15/2036*	1,118,500	1,115,763
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	312,642	313,854
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.39% (1 ML+1.3%) due 05/15/2038*(3)	1,187,000	1,187,001
CHCP, Ltd. FRS Series 2021-FL1, Class AS 1.46% (SOFR30A+1.41%) due 02/15/2038*	509,000	508,847
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 1.83% (3 ML+1.70%) due 11/07/2030*(2)	795,089	794,691
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	821,121	882,839
Credit Acceptance Auto Loan Trust Series 2021-3A, Class B 1.38% due 07/15/2030*	258,000	256,103
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(3)	467,518	497,080
Cutwater, Ltd. FRS Series 2015-1A, Class AR 1.34% (3 ML+1.22%) due 01/15/2029*(2)	533,540	533,549
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 1.14% (3 ML+1.02%) due 04/15/2031*(2)	882,000	882,788
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 1.02% (3 ML+0.90%) due 04/15/2029*(2)	399,501	399,463
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26% due 04/15/2024*	55,876	55,994
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	34,622	34,730
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(4)	26,400	28,363
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	448,828	476,930

GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	879,375	935,904
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	635,131	667,437
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	1,010,000	1,072,148
Ladder Capital Commercial Mtg. Trust FRS Series 2021-FL2, Class B 1.99% (1 ML+1.90%) due 12/13/2038*	494,000	493,851
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class AS 1.84% (1 ML+1.75%) due 07/15/2036*	1,249,000	1,249,000
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class AS 1.36% (1 ML+1.20%) due 07/15/2036*(3)	1,229,000	1,227,867
MF1, Ltd. FRS Series 2020-FL4, Class A 1.86% (1 ML+1.70%) due 11/15/2035*	351,500	353,166
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 1.85% (3 ML+1.65%) due 01/29/2030*(2)	895,236	894,787
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(3)	324,355	354,090
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(3)	294,880	319,479
Neuberger Berman CLO XV FRS Series 2013-15A, Class BR2 1.47% (3 ML+1.35%) due 10/15/2029*(2)	371,566	371,379
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class ARR 1.28% (3 ML+1.16%) due 07/15/2034*(2)	385,000	385,125
Oaktree CLO, Ltd. FRS Series 2019-1A, Class BR 1.88% (3 ML+1.75%) due 04/22/2030*(2)	1,102,426	1,102,424
PFP, Ltd. FRS Series 2021-7, Class AS 1.24% (1 ML+1.15%) due 04/14/2038*(3)	890,956	887,122
Ready Capital Mtg. Financing LLC FRS Series 2021-FL5, Class A 1.09% (1 ML+1.00%) due 04/25/2038*(3)	715,000	712,319
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 4.79% due 12/25/2035(4)	12,195	12,111
Santander Retail Auto Lease Trust Series 2020-A, Class B 1.88% due 03/20/2024*	339,000	343,619
TPG Real Estate Finance Issuer, Ltd. FRS Series 2021-FL4, Class A 1.29% (1 ML+1.20%) due 03/15/2038*	1,184,000	1,182,904
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	502,983	528,855
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	549,917
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	46,824	46,877
Voya CLO, Ltd. FRS Series 2012-4A, Class A2R3 1.57% (3 ML+1.45%) due 10/15/2030*(2)	425,864	425,650
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	1,871,902	2,009,276
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(3)	893,749	954,500

Total Asset Backed Securities (cost $30,225,067)		30,611,697

U.S. CORPORATE BONDS & NOTES — 9.8%
Aerospace/Defense — 0.1%
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	322,000	365,080

Applications Software — 0.1%
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	320,000	310,636
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	100,000	105,067
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	160,000	180,849

		596,552

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.25% due 03/27/2040	165,000	181,207

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.75% due 04/01/2046	216,000	312,030
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	200,000	205,688
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	408,000	424,723
Stellantis Finance US, Inc. Company Guar. Notes 2.69% due 09/15/2031*	563,000	554,892
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	914,000	968,653

		2,465,986

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	461,000	503,587
Lear Corp. Senior Notes 4.25% due 05/15/2029	222,000	247,787

		751,374

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	260,906
Truist Bank Sub. Notes 2.25% due 03/11/2030	326,000	326,234

		587,140

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 2.90% due 03/30/2026	86,000	90,726

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	76,000	80,703
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	155,000	174,775

		255,478

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	157,000	184,801
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	626,000	1,018,871
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	491,000	533,372

		1,737,044

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	684,000	714,656

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	277,964
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	47,000	47,777
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	166,000	180,418
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	81,000	88,406

		594,565

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 2.00% due 02/15/2031	894,000	862,119

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	447,000	438,067
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	414,000	460,433
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	90,000	109,002
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	224,000	291,128
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	203,000	194,606
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	283,000	268,662

Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	428,000	629,510

		2,391,408

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	191,000	194,442

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	401,000	397,831
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	477,000	563,172

		961,003

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	336,000	338,410
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	232,000	290,042

		628,452

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	131,000	138,358

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 1.20% due 03/01/2026	498,000	486,243

Computers — 0.1%
Dell International LLC/EMC Corp. Senior Notes 4.90% due 10/01/2026	340,000	387,842

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	453,000	512,309

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	147,000	149,114
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	307,000	370,306

		519,420

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	271,567

Diversified Banking Institutions — 1.5%
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	273,000	274,097
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	419,000	403,735
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	307,000	315,051
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	334,000	354,413
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	280,000	302,396
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	607,000	617,472
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	705,000	693,378
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	1,262,000	1,285,603
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	224,000	229,686
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	117,000	120,848
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	607,000	627,735
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,051,000	1,145,713
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	227,000	264,286
Morgan Stanley Senior Notes 0.86% due 10/21/2025	108,000	106,870
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,283,000	1,312,081
Morgan Stanley Senior Notes 3.88% due 04/29/2024	311,000	332,088
Morgan Stanley Senior Notes 4.00% due 07/23/2025	228,000	248,867

		8,634,319

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 4.67% due 06/06/2047	374,000	474,920

E-Commerce/Services — 0.1%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	303,000	357,471

Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050	55,000	67,979
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	75,000	78,338
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	344,000	358,639
Exelon Corp. Senior Notes 4.05% due 04/15/2030	406,000	457,264
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	227,000	225,184
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	30,000	32,599
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	195,000	199,437
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	276,000	301,344
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	101,000	98,022
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	195,000	183,771
Pacific Gas and Electric Co. 1st Mtg. Bonds 3.00% due 06/15/2028	298,000	300,425
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	206,000	223,773
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	243,000	263,924

		2,790,699

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	458,000	566,662

Electronic Components-Semiconductors — 0.4%
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	576,000	566,975
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	251,000	259,234
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	298,000	327,583
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	328,000	365,442
Intel Corp. Senior Notes 4.75% due 03/25/2050	453,000	600,401

		2,119,635

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	359,000	391,538
Western Union Co. Senior Notes 2.85% due 01/10/2025	121,000	125,920

		517,458

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	133,000	124,662
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	454,000	449,982

		574,644

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	93,000	97,420
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	450,000	489,224

		586,644

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	281,000	274,353
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	309,000	321,844
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	101,000	140,274

		736,471

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 2.75% due 10/15/2033	340,000	332,050
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	2,000	2,015
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	393,000	430,481

Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	420,000	478,513

		1,243,059

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	840,000	932,184
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	174,000	220,165

		1,152,349

Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	191,000	211,863

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	230,000	260,181

Internet Brokers — 0.0%
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	202,000	230,071

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	451,000	591,964

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	94,000	94,807
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	349,000	372,285

		467,092

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	434,000	499,433
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	169,000	178,879

		678,312

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	203,978
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	312,000	351,960
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	336,000	344,703
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	497,000	540,324

		1,440,965

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	351,000	432,909

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	556,000	591,786

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	152,000	168,718

Medical-Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	448,000	496,420
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	511,000	632,231
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	33,000	37,802
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	257,000	307,654

		1,474,107

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	359,000	351,348
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	150,000	150,280
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	268,000	281,260

		782,888

Multimedia — 0.2%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	744,000	820,668
Walt Disney Co. Company Guar. Notes 3.60% due 01/13/2051	189,000	215,406

		1,036,074

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	210,000	196,628

Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	255,000	285,316

		481,944

Oil Companies-Exploration & Production — 0.0%
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	76,000	87,565

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	229,000	266,846
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	722,000	698,234
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	109,000	135,599
Valero Energy Corp. Senior Notes 6.63% due 06/15/2037	450,000	612,768

		1,713,447

Pharmacy Services — 0.0%
Cigna Corp. Senior Notes 3.20% due 03/15/2040	116,000	119,270

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	389,000	417,580
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	162,000	185,176
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	479,000	508,024
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	499,000	593,408
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	399,000	421,760
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	108,000	123,122
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	326,000	369,718
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	174,000	186,929

		2,805,717

Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	191,000	197,904
American Tower Corp. Senior Notes 3.10% due 06/15/2050	331,000	328,023
American Tower Corp. Senior Notes 3.60% due 01/15/2028	233,000	252,273
Boston Properties LP Senior Notes 2.55% due 04/01/2032	279,000	278,004
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	356,000	393,680
Brixmor Operating Partnership LP Senior Notes 4.13% due 05/15/2029	36,000	40,238
Crown Castle International Corp. Senior Notes 1.35% due 07/15/2025	147,000	146,407
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	544,000	590,315
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	382,000	379,569
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	603,000	626,306
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	331,000	378,684
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	120,000	129,265

		3,740,668

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	399,000	593,771

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	233,000	279,713

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	424,000	484,357

Retail-Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	96,000	108,944

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.84% due 05/01/2025	120,000	129,053

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	448,000	455,982
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	400,000	405,723
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	58,000	58,185
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	108,000	108,904
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	224,000	237,320
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	316,000	369,646
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	400,000	493,881

		2,129,641

Total U.S. Corporate Bonds & Notes (cost $53,101,193)		56,488,322

FOREIGN CORPORATE BONDS & NOTES — 2.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	224,000	239,641

Auto/Truck Parts & Equipment-Original — 0.1%
Magna International, Inc. Senior Notes 2.45% due 06/15/2030	467,000	474,956

Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 1.15% due 06/10/2025	582,000	579,035

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	499,000	511,355

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	376,393
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	70,000	73,850
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	363,000	394,062
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	168,000	191,304
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	117,000	128,554

		1,164,163

Diversified Banking Institutions — 0.3%
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	250,000	254,688
UBS Group AG Senior Notes 2.10% due 02/11/2032*	1,372,000	1,330,135

		1,584,823

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	1,034,000	1,019,523
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	422,000	505,017

		1,524,540

Electronic Components-Semiconductors — 0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	470,000	468,313
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	403,000	411,127

		879,440

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	260,000	262,408
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	150,000	159,016
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	161,337
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	387,000	379,310
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	466,000	477,924
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	141,000	152,110

Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	137,000	148,396

		1,740,501

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	714,000	770,006
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	55,000	61,412

		831,418

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	586,000	630,378

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	367,000	358,200

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,132,022

Oil Companies-Integrated — 0.1%
Cenovus Energy, Inc. Senior Notes 5.38% due 07/15/2025	108,000	121,335
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	486,570

		607,905

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	204,000	211,087
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	575,000	560,067

		771,154

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	448,000	461,705

Soap & Cleaning Preparation — 0.0%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	228,091

Telephone-Integrated — 0.0%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	259,000	278,634

Total Foreign Corporate Bonds & Notes (cost $13,604,766)		13,997,961

U.S. GOVERNMENT AGENCIES — 10.9%
Federal Home Loan Mtg. Corp. — 2.2%
2.50% due 08/01/2040	65,538	68,554
2.50% due 10/01/2051	225,000	232,995
3.00% due 01/01/2038	168,960	178,119
3.00% due 03/01/2043	160,703	171,095
3.00% due 04/01/2043	452,612	485,512
3.00% due 05/01/2043	398,259	427,649
3.00% due 05/01/2046	170,684	181,666
3.00% due 10/01/2046	360,064	383,272
3.00% due 11/01/2046	243,150	258,849
3.00% due 12/01/2046	40,414	42,755
3.00% due 03/01/2048	124,493	130,241
3.00% due 07/01/2050	21,101	22,385
3.50% due 11/01/2037	121,230	129,694
3.50% due 02/01/2042	150,525	163,413
3.50% due 04/01/2042	116,654	127,538
3.50% due 12/01/2042	272,842	296,341
3.50% due 04/01/2043	72,324	78,540
3.50% due 07/01/2043	12,135	13,173
3.50% due 08/01/2043	153,376	166,253
3.50% due 12/01/2045	121,635	130,412
3.50% due 12/01/2046	405,029	431,613
4.00% due 08/01/2037	30,129	32,884
4.00% due 11/01/2040	145,592	160,407
4.00% due 01/01/2041	310,427	341,890
4.00% due 04/01/2044	113,402	125,252
4.00% due 08/01/2047	180,164	193,209
4.50% due 08/01/2024	24,515	25,577
4.50% due 04/01/2035	10,507	11,677
4.50% due 07/01/2039	67,013	74,933
4.50% due 09/01/2039	29,930	33,358
4.50% due 10/01/2039	16,872	18,804
4.50% due 12/01/2039	25,060	27,930
4.50% due 05/01/2042	47,366	52,727
5.00% due 09/01/2033	42,961	48,988
5.00% due 03/01/2034	23,247	26,265
5.00% due 04/01/2034	7,987	9,120
5.00% due 08/01/2035	10,090	11,454
5.00% due 10/01/2035	30,472	34,813
5.00% due 11/01/2035	67,549	77,121
5.00% due 12/01/2036	12,870	14,696
5.00% due 07/01/2039	92,344	105,564
5.50% due 12/01/2033	44,107	51,503
5.50% due 01/01/2034	47,326	54,773
5.50% due 04/01/2034	5,285	5,923
5.50% due 11/01/2034	4,674	5,358
5.50% due 05/01/2035	8,319	9,328
5.50% due 09/01/2035	7,802	8,745
5.50% due 10/01/2035	6,589	7,399
6.00% due 04/01/2034	22,314	25,171
6.00% due 07/01/2034	25,268	29,463
6.00% due 08/01/2034	62,275	73,006
6.00% due 09/01/2034	4,371	4,909
6.00% due 07/01/2035	14,375	16,990
6.00% due 08/01/2035	13,650	16,134
6.00% due 11/01/2035	12,490	14,542
6.00% due 03/01/2036	7,054	7,929

6.00% due 07/01/2036	6,419	7,217
6.00% due 10/01/2036	7,902	8,910
6.00% due 01/01/2037	14,298	16,666
6.00% due 05/01/2037	31,741	36,964
6.00% due 06/01/2037	11,116	12,870
6.50% due 05/01/2034	5,886	6,623
6.50% due 06/01/2034	27,005	30,539
6.50% due 08/01/2034	20,539	23,109
6.50% due 10/01/2034	13,639	15,486
6.50% due 11/01/2034	1,190	1,339
6.50% due 05/01/2037	9,218	10,371
6.50% due 07/01/2037	8,848	9,956
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(3)	308,000	313,690
Series K042, Class A2 2.67% due 12/25/2024(3)	320,000	334,816
Series K718, Class A2 2.79% due 01/25/2022(3)	132,567	132,847
Series K049, Class A2 3.01% due 07/25/2025(3)	83,000	88,290
Series K028, Class A2 3.11% due 02/25/2023(3)	439,000	451,258
Series K066, Class A2 3.12% due 06/25/2027(3)	220,000	239,485
Series K052, Class A2 3.15% due 11/25/2025(3)	198,000	212,262
Series K041, Class A2 3.17% due 10/25/2024(3)	267,000	282,933
Series K071, Class A2 3.29% due 11/25/2027(3)	494,000	545,025
Series K076, Class A2 3.90% due 04/25/2028(3)	330,000	377,264
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.32% due 11/25/2027(3)(4)(5)	3,192,000	41,522
Series K070, Class XAM 0.37% due 12/25/2027(3)(4)(5)	1,984,000	31,855
Series K721, Class XAM 0.40% due 11/25/2024(3)(4)(5)	3,013,000	25,537
Series K069, Class XAM 0.41% due 09/25/2027(3)(4)(5)	2,042,000	35,942
Series K072, Class XAM 0.41% due 12/25/2027(3)(4)(5)	2,208,000	39,455
Series K071, Class X1 0.42% due 11/25/2027(3)(4)(5)	2,260,600	35,908
Series K728, Class XAM 0.43% due 08/25/2024(3)(4)(5)	2,996,000	30,739
Series K154, Class X1 0.44% due 11/25/2032(3)(4)(5)	1,674,621	44,884
Series K070, Class X1 0.46% due 11/25/2027(3)(4)(5)	2,039,653	38,159
Series K068, Class XAM 0.46% due 08/25/2027(3)(4)(5)	1,898,000	38,343
Series K729, Class X1 0.48% due 10/25/2024(3)(4)(5)	3,668,430	31,552
Series K072, Class X1 0.49% due 12/25/2027(3)(4)(5)	3,489,924	72,719
Series K728, Class X1 0.52% due 08/25/2024(3)(4)(5)	5,032,299	48,260
Series K068, Class X1 0.56% due 08/25/2027(3)(4)(5)	1,304,474	30,154
Series K132, Class X1 0.61% due 08/25/2031(3)(4)(5)	354,267	15,986
Series K128, Class X1 0.63% due 03/25/2031(3)(4)(5)	907,972	39,264
Series K727, Class XAM 0.63% due 07/25/2024(3)(4)(5)	2,786,000	37,620
Series K067, Class X1 0.71% due 07/25/2027(3)(4)(5)	2,349,579	70,455
Series K727, Class X1 0.73% due 07/25/2024(3)(4)(5)	982,696	11,356
Series K066, Class XAM 0.77% due 06/25/2027(3)(4)(5)	2,696,000	96,995
Series K128, Class XAM 0.84% due 03/25/2031(3)(4)(5)	386,416	24,886
Series K125, Class XAM 0.87% due 01/25/2031(3)(4)(5)	463,094	30,808
Series K066, Class X1 0.89% due 06/25/2027(3)(4)(5)	903,454	33,751
Series K131, Class XAM 0.94% due 07/25/2031(3)(4)(5)	261,462	21,923
Series K132, Class XAM 0.96% due 09/25/2031(3)(4)(5)	334,404	25,596
Series K726, Class X1 1.02% due 04/25/2024(3)(4)(5)	966,969	17,931
Series K124, Class XAM 1.03% due 01/25/2031(3)(4)(5)	313,326	24,677
Series K122, Class XAM 1.17% due 11/25/2030(3)(4)(5)	283,086	25,286
Series K097, Class X1 1.22% due 07/25/2029(3)(4)(5)	164,293	12,327
Series K118, Class XAM 1.26% due 09/25/2030(3)(4)(5)	160,069	15,234
Series K098, Class X1 1.27% due 08/25/2029(3)(4)(5)	1,034,580	81,421
Series K129, Class XAM 1.33% due 05/25/2031(3)(4)(5)	173,114	18,323
Series K114, Class XAM 1.44% due 06/25/2030(3)(4)(5)	272,251	28,768
Series K116, Class XAM 1.70% due 08/25/2030(3)(4)(5)	246,234	31,371
Series K112, Class XAM 1.77% due 05/25/2030(3)(4)(5)	267,239	34,666
Series K111, Class XAM 1.91% due 05/25/2030(3)(4)(5)	678,770	94,833
Series K109, Class XAM 1.91% due 04/25/2030(3)(4)(5)	200,000	27,685
Series K110, Class XAM 1.98% due 04/25/2030(3)(4)(5)	547,569	78,819
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	35,000	36,285
Series K728, Class A2 3.06% due 08/25/2024(3)(4)	156,000	163,359

Series K069, Class A2 3.19% due 09/25/2027(3)(4)	148,000	162,479
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	507,000	523,596
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	142,279	146,756
Series K035, Class A2 3.46% due 08/25/2023(3)(4)	339,000	354,130
Series K075, Class A2 3.65% due 02/25/2028(3)(4)	177,000	199,308
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. VRS Series K127, Class X1 0.42% due 01/25/2031(3)(4)(5)	1,121,126	29,681
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00% due 02/15/2033(5)(6)	92,572	6,924
Series 4474, Class HJ 3.00% due 07/15/2039(6)	31,883	33,576
Series 4471, Class PI 4.50% due 12/15/2040(5)(6)	13,711	1,321
Series 3629, Class CZ 5.00% due 01/15/2040(6)	43,040	48,417
Series 3845, Class AI 5.50% due 02/15/2036(5)(6)	14,888	2,693
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(6)	113,345	117,094
Series 2019-4, Class MV 3.00% due 02/25/2059(6)	65,677	69,201
Series 2019-2, Class MA 3.50% due 08/25/2058(6)	6,357	6,622
Series 2019-2, Class MV 3.50% due 08/25/2058(6)	45,435	49,241
Series 2019-3, Class MA 3.50% due 10/25/2058(6)	73,956	76,966
Series 2019-3, Class MV 3.50% due 10/25/2058(6)	64,273	69,515

		12,578,005

Federal National Mtg. Assoc. — 2.0%
2.00% due 01/01/2051	42,559	42,800
2.00% due 02/01/2051	66,800	67,240
2.41% due 05/01/2023	91,885	93,649
2.50% due 11/01/2031	15,383	16,055
2.50% due 07/01/2040	46,083	48,464
2.50% due 02/01/2050	178,619	183,762
2.50% due 06/01/2050	33,084	34,404
2.50% due 07/01/2050	298,530	310,143
2.55% due 05/01/2023	83,991	85,730
2.70% due 07/01/2025	75,000	78,832
3.00% due 11/01/2028	47,277	49,963
3.00% due 12/01/2031	401,621	426,586
3.00% due 09/01/2032	256,691	270,456
3.00% due 03/01/2033	39,238	41,341
3.00% due 08/01/2033	12,086	12,711
3.00% due 07/01/2037	49,457	52,198
3.00% due 11/01/2037	85,086	89,745
3.00% due 09/01/2046	72,176	76,804
3.00% due 09/01/2050	124,988	131,210
3.50% due 04/01/2038	83,891	89,315
3.50% due 11/01/2041	20,626	22,384
3.50% due 01/01/2042	210,333	228,441
3.50% due 01/01/2043	70,683	76,711
3.50% due 04/01/2043	239,051	258,749
3.50% due 05/01/2043	205,552	222,979
3.50% due 07/01/2043	288,863	312,182
3.50% due 08/01/2043	110,267	119,665
3.50% due 09/01/2043	425,870	460,363
3.50% due 02/01/2045	322,228	349,803
3.50% due 09/01/2045	286,485	309,023
3.50% due 10/01/2045	232,693	251,172
3.50% due 01/01/2046	85,644	92,749
3.50% due 05/01/2046	85,889	92,606
3.50% due 07/01/2046	316,945	341,725
4.00% due 09/01/2040	215,707	237,804
4.00% due 11/01/2040	64,172	70,694
4.00% due 12/01/2040	143,284	157,699
4.00% due 02/01/2041	74,814	82,684
4.00% due 06/01/2041	166,051	183,460
4.00% due 11/01/2041	63,334	69,938
4.00% due 01/01/2042	392,911	433,404
4.00% due 04/01/2042	48,829	53,538
4.00% due 10/01/2042	45,507	50,051
4.00% due 12/01/2042	55,610	61,360
4.00% due 01/01/2043	65,064	71,700
4.00% due 04/01/2043	12,378	13,656
4.00% due 05/01/2043	112,125	123,912
4.00% due 06/01/2043	70,667	77,721
4.00% due 07/01/2043	45,132	49,473
4.00% due 04/01/2044	37,037	40,789
4.00% due 05/01/2044	124,095	136,641
4.00% due 11/01/2044	44,937	49,245
4.00% due 06/01/2047	154,506	166,316
4.50% due 08/01/2033	47,597	52,840
4.50% due 03/01/2034	140,652	156,307
4.50% due 01/01/2040	32,793	36,515
4.50% due 02/01/2041	72,706	80,984
4.50% due 04/01/2041	119,572	133,356
4.50% due 01/01/2043	79,658	88,740
4.50% due 04/01/2044	472,927	526,226
4.50% due 06/01/2044	49,242	54,785
5.00% due 03/01/2026	48,187	54,425
5.00% due 11/01/2033	24,599	28,031
5.00% due 03/01/2034	19,726	22,439
5.00% due 05/01/2034	6,804	7,760
5.00% due 08/01/2034	7,213	8,221
5.00% due 09/01/2034	21,809	24,840
5.00% due 06/01/2035	28,997	33,098
5.00% due 07/01/2035	75,424	86,076
5.00% due 08/01/2035	15,253	17,426
5.00% due 09/01/2035	11,795	13,475
5.00% due 10/01/2035	56,418	64,446
5.00% due 10/01/2039	14,343	16,414
5.00% due 11/01/2039	34,340	39,316
5.00% due 11/01/2040	27,343	30,901
5.00% due 03/01/2041	15,563	17,629

5.50% due 05/01/2022	640	644
5.50% due 02/01/2033	8,526	9,623
5.50% due 06/01/2033	30,916	35,610
5.50% due 07/01/2033	98,130	113,280
5.50% due 11/01/2033	32,646	37,369
5.50% due 01/01/2034	26,978	30,569
5.50% due 02/01/2034	47,609	54,649
5.50% due 03/01/2034	11,339	12,880
5.50% due 04/01/2034	12,144	13,604
5.50% due 05/01/2034	70,691	80,789
5.50% due 06/01/2034	8,539	9,751
5.50% due 07/01/2034	75,883	87,049
5.50% due 09/01/2034	100,914	114,274
5.50% due 10/01/2034	130,428	149,384
5.50% due 11/01/2034	129,327	148,178
5.50% due 12/01/2034	63,132	72,956
5.50% due 01/01/2035	110,333	128,346
5.50% due 04/01/2035	19,153	22,289
5.50% due 09/01/2035	71,436	83,149
5.50% due 06/01/2036	36,975	41,438
5.50% due 03/01/2037	9,698	10,886
6.00% due 04/01/2034	32,741	37,866
6.00% due 05/01/2034	29,798	33,444
6.00% due 06/01/2034	114,292	132,252
6.00% due 07/01/2034	34,820	40,037
6.00% due 08/01/2034	20,932	23,565
6.00% due 10/01/2034	52,162	60,116
6.00% due 11/01/2034	12,453	14,171
6.00% due 12/01/2034	3,646	4,095
6.00% due 08/01/2035	3,109	3,490
6.00% due 09/01/2035	19,924	23,042
6.00% due 10/01/2035	19,706	22,650
6.00% due 11/01/2035	4,671	5,247
6.00% due 12/01/2035	45,786	52,866
6.00% due 02/01/2036	47,741	53,767
6.00% due 03/01/2036	4,214	4,760
6.00% due 04/01/2036	12,659	14,805
6.00% due 06/01/2036	3,097	3,658
6.00% due 12/01/2036	5,857	6,606
6.00% due 07/01/2037	13,703	15,947
6.50% due 06/01/2031	11,710	13,396
6.50% due 09/01/2031	12,099	13,609
6.50% due 07/01/2032	32,021	36,734
6.50% due 08/01/2032	18,066	20,321
6.50% due 01/01/2033	17,522	19,851
6.50% due 04/01/2034	4,632	5,399
6.50% due 06/01/2034	5,891	6,697
6.50% due 05/01/2036	13,792	15,513
6.50% due 01/01/2037	3,261	3,668
6.50% due 02/01/2037	26,839	30,499
6.50% due 05/01/2037	9,714	10,927
6.50% due 07/01/2037	18,815	21,664
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(6)	11,817	11,900
Series 2015-61, Class PA 2.00% due 05/25/2044(6)	26,777	26,971
Series 2016-19, Class AD 2.00% due 04/25/2046(6)	48,279	49,162
Series 2013-1, Class YI 3.00% due 02/25/2033(5)(6)	62,839	6,184
Series 2010-43, Class AH 3.25% due 05/25/2040(6)	27,390	29,166
Series 2014-7, Class VA 3.50% due 05/25/2025(6)	13,106	13,101
Series 2010-113, Class GB 4.00% due 10/25/2040(6)	33,695	36,536
Series 2016-40, Class IQ 4.00% due 07/25/2046(5)(6)	73,971	13,356
Series 2005-18, Class EC 5.00% due 03/25/2025(6)	9,448	9,911
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.56% due 12/25/2026(3)(4)	286,913	302,995

		11,570,956

Government National Mtg. Assoc. — 1.9%
2.00% due December 30 TBA	525,000	530,230
2.00% due January 30 TBA	225,000	226,749
2.50% due 07/20/2051	838,815	862,748
2.50% due 08/20/2051	223,124	229,558
2.50% due 09/20/2051	897,028	922,418
2.50% due November 30 TBA	750,000	770,918
3.00% due 04/20/2045	76,079	79,689
3.00% due 04/20/2046	34,964	36,597
3.00% due 08/20/2046	37,261	39,030
3.00% due 09/20/2046	91,846	96,207
3.00% due 11/20/2047	429,214	449,571
3.00% due 01/20/2048	677,836	708,534
3.00% due 06/20/2051	290,962	302,786
3.00% due 08/20/2051	222,594	231,825
3.00% due November 30 TBA	175,000	181,692
3.00% due 11/20/2051	175,000	183,004
3.00% due December 30 TBA	325,000	337,022
3.50% due 12/15/2041	143,318	160,362
3.50% due 02/15/2042	27,827	30,025
3.50% due 06/20/2043	178,684	192,281
3.50% due 07/20/2043	227,289	244,612
3.50% due 11/20/2047	139,115	146,972
3.50% due 03/20/2048	444,462	469,415
3.50% due November 30 TBA	1,125,000	1,176,943
4.00% due 01/20/2041	199,023	217,896
4.00% due 02/20/2041	50,310	55,083
4.00% due 04/20/2041	40,808	44,680
4.00% due 02/20/2042	54,061	59,540
4.50% due 07/20/2033	3,030	3,352
4.50% due 09/20/2033	27,921	30,898
4.50% due 12/20/2034	9,448	10,459
4.50% due 11/15/2039	49,502	56,015
4.50% due 03/15/2040	75,905	87,912
4.50% due 04/15/2040	74,704	84,531
4.50% due 06/15/2040	22,512	25,670

4.50% due 01/20/2041	51,039	57,198
4.50% due 07/20/2049	124,839	133,285
5.00% due 07/20/2033	6,260	7,036
5.00% due 06/15/2034	29,763	34,588
5.00% due 10/15/2034	12,743	14,804
5.50% due 11/15/2032	33,905	38,060
5.50% due 05/15/2033	125,333	144,995
5.50% due 12/15/2033	32,927	38,373
5.50% due 10/15/2035	949	1,078
6.00% due 09/15/2032	37,571	44,180
6.00% due 04/15/2033	47,287	55,895
6.00% due 02/15/2034	69,652	80,594
6.00% due 07/15/2034	20,284	23,931
6.00% due 09/15/2034	11,916	13,368
6.00% due 01/20/2035	9,293	10,886
6.00% due 02/20/2035	12,167	14,252
6.00% due 04/20/2035	7,914	9,277
6.00% due 01/15/2038	40,585	47,742
4.00% due November 30 TBA	675,000	715,446
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00% due 07/20/2041(6)	39,087	42,583
Series 2012-12, Class KN 4.50% due 09/20/2041(6)	26,656	28,902
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.56% due 02/16/2059(3)(4)(5)	647,596	27,014

		10,868,711

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	2,531	2,594
Series 2004-20D, Class 1 4.77% due 04/01/2024	8,740	9,046
Series 2005-20C, Class 1 4.95% due 03/01/2025	29,369	30,330
Series 2004-20I, Class 1 4.99% due 09/01/2024	15,503	15,991
Series 2004-20E, Class 1 5.18% due 05/01/2024	14,597	15,186
Series 2004-20F, Class 1 5.52% due 06/01/2024	19,732	20,477

		93,624

Uniform Mtg. Backed Securities — 4.8%
1.50% due November 15 TBA	375,000	377,197
1.50% due December 15 TBA	700,000	702,816
2.00% due November 15 TBA	925,000	949,028
2.00% due November 30 TBA	4,175,000	4,174,184
2.00% due December 15 TBA	750,000	768,223
2.00% due December 30 TBA	4,150,000	4,140,598
2.00% due January 30 TBA	4,725,000	4,704,882
2.50% due November 15 TBA	1,175,000	1,220,554
2.50% due November 30 TBA	2,835,000	2,911,412
2.50% due December 15 TBA	600,000	622,887
2.50% due December 30 TBA	1,100,000	1,127,027
2.50% due January 30 TBA	2,925,000	2,990,584
3.00% due November 15 TBA	125,000	131,016
3.00% due November 30 TBA	725,000	756,464
3.00% due December 30 TBA	375,000	390,736
3.00% due January 30 TBA	1,650,000	1,716,984
4.00% due November 30 TBA	75,000	80,303

		27,764,895

Total U.S. Government Agencies (cost $61,574,044)		62,876,191

U.S. GOVERNMENT TREASURIES — 9.2%
United States Treasury Bonds — 3.1%
1.38% due 11/15/2040	2,000,000	1,799,140
1.75% due 08/15/2041	900,000	864,844
2.38% due 11/15/2049	7,380,000	8,064,380
2.50% due 02/15/2045	4,616,000	5,050,914
2.88% due 05/15/2043	895,000	1,032,221
3.00% due 02/15/2048	798,500	971,550

		17,783,049

United States Treasury Notes — 6.1%
0.38% due 11/30/2025	18,200,000	17,698,789
1.38% due 01/31/2025	17,250,000	17,549,180

		35,247,969

Total U.S. Government Treasuries (cost $52,614,104)		53,031,018

MUNICIPAL BONDS & NOTES — 0.4%
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	291,000	290,471
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	550,000	697,105
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,104,996

Total Municipal Bonds & Notes (cost $1,667,358)		2,092,572

TOTAL INVESTMENTS (cost $437,785,942)	99.0%	571,535,533
Other assets less liabilities	1.0	5,694,477

NET ASSETS	100.0%	$577,230,010

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $40,146,902 representing 7.0% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Interest Only
(6)	Collateralized Mortgage Obligation

ADR— American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC— Real Estate Mortgage Investment Conduit

SCRT— Seasoned Credit Risk Transfer Trust

TBA— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of October 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML— 1 Month USD LIBOR

3ML— 3 Month USD LIBOR

SOFR30A-Secured Overnight Financing Rate 30 day average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis #	Notional Value#	Unrealized Appreciation
9	Long	U.S. Ultra Bond	December 2021	$1,750,652	$1,767,656	$17,004

						Unrealized (Depreciation)
25	Short	U.S. Treasury 10 YR Notes	December 2021	$3,623,290	$3,625,781	$(2,491)

Net Unrealized Appreciation (Depreciation)						$14,513

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$346,560,662	$—	$—	$346,560,662
Convertible Preferred Securities	3,745,923	1,161,623	—	4,907,546
Preferred Securities/Capital Securities	—	969,564	—	969,564
Asset Backed Securities	—	30,611,697	—	30,611,697
U.S. Corporate Bonds & Notes	—	56,488,322	—	56,488,322
Foreign Corporate Bonds & Notes	—	13,997,961	—	13,997,961
U.S. Government Agencies	—	62,876,191	—	62,876,191
U.S. Government Treasuries	—	53,031,018	—	53,031,018
Municipal Bonds & Notes	—	2,092,572	—	2,092,572

Total Investments at Value	$350,306,585	$221,228,948	$—	$571,535,533

Other Financial Instruments:+
Futures Contracts	$17,004	$—	$—	$17,004

Liabilities:
Other Financial Instruments:+

Futures Contracts	$2,491	$—	$—	$2,491

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.6%
Aerospace/Defense-Equipment — 0.2%
Hexcel Corp.†	15,218	$863,469

Airlines — 0.2%
JetBlue Airways Corp.†	57,719	809,798

Apparel Manufacturers — 1.1%
Capri Holdings, Ltd.†	27,589	1,468,838
Carter’s, Inc.	7,988	786,978
Columbia Sportswear Co.	6,345	658,865
Deckers Outdoor Corp.†	5,020	1,984,456
Urban Outfitters, Inc.†	11,958	381,819

		5,280,956

Applications Software — 0.7%
CDK Global, Inc.	22,101	961,836
Cerence, Inc.†	6,898	725,187
Concentrix Corp.	7,771	1,380,751

		3,067,774

Athletic Equipment — 0.3%
YETI Holdings, Inc.†	15,870	1,560,497

Auto/Truck Parts & Equipment-Original — 1.4%
Adient PLC†	17,100	711,702
Dana, Inc.	26,358	584,884
Fox Factory Holding Corp.†	7,642	1,229,980
Gentex Corp.	43,369	1,534,829
Lear Corp.	10,842	1,863,198
Visteon Corp.†	5,079	574,841

		6,499,434

Banks-Commercial — 6.6%
Associated Banc-Corp	27,762	618,537
Bank of Hawaii Corp.	7,346	620,737
Bank OZK	22,112	987,743
Cadence Bank	35,564	1,032,067
Cathay General Bancorp	14,185	598,465
CIT Group, Inc.	17,994	891,243
Commerce Bancshares, Inc.	19,291	1,360,209
Cullen/Frost Bankers, Inc.	10,282	1,331,519
East West Bancorp, Inc.	25,750	2,046,610
First Financial Bankshares, Inc.	23,254	1,179,443
First Horizon Corp.	99,700	1,691,909
FNB Corp.	57,991	675,595
Fulton Financial Corp.	29,597	476,512
Glacier Bancorp, Inc.	19,666	1,087,333
Hancock Whitney Corp.	15,763	779,953
Home BancShares, Inc.	27,399	651,000
International Bancshares Corp.	9,661	409,626
PacWest Bancorp	21,273	1,009,829
Pinnacle Financial Partners, Inc.	13,813	1,333,922
Prosperity Bancshares, Inc.	16,866	1,270,179
Signature Bank	11,006	3,277,807
Synovus Financial Corp.	26,580	1,238,362
Texas Capital Bancshares, Inc.†	9,184	556,550
UMB Financial Corp.	7,809	771,685
Umpqua Holdings Corp.	39,952	817,019
United Bankshares, Inc.	23,450	867,416
Valley National Bancorp	73,797	978,548
Webster Financial Corp.	16,442	920,094
Wintrust Financial Corp.	10,353	916,241

		30,396,153

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	11,416	416,341
EnerSys	7,715	617,509

		1,033,850

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	1,704	839,186

Building & Construction Products-Misc. — 1.7%
Builders FirstSource, Inc.†	37,607	2,191,360
Louisiana-Pacific Corp.	17,283	1,018,487
Owens Corning	18,718	1,748,448
Simpson Manufacturing Co., Inc.	7,884	836,414
Trex Co., Inc.†	20,935	2,227,484

		8,022,193

Building & Construction-Misc. — 0.6%
EMCOR Group, Inc.	9,756	1,185,256
TopBuild Corp.†	5,977	1,535,910

		2,721,166

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	6,206	1,857,332

Building Products-Cement — 0.5%
Eagle Materials, Inc.	7,601	1,127,685
MDU Resources Group, Inc.	36,740	1,129,020

		2,256,705

Building-Heavy Construction — 0.5%
Arcosa, Inc.	1	52
Dycom Industries, Inc.†	5,587	443,720
MasTec, Inc.†	10,386	925,704
Southwest Gas Holdings, Inc.	10,725	742,706

		2,112,182

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	10,049	1,024,596

Building-Residential/Commercial — 0.7%
KB Home	16,326	655,489
Taylor Morrison Home Corp.†	22,739	694,222
Toll Brothers, Inc.	21,049	1,266,518
Tri Pointe Homes, Inc.†	20,652	499,572

		3,115,801

Cable/Satellite TV — 0.3%
Cable One, Inc.	899	1,538,378

Casino Hotels — 0.2%
Boyd Gaming Corp.†	14,869	948,345

Casino Services — 0.3%
Scientific Games Corp.†	17,490	1,400,074

Chemicals-Diversified — 0.3%
Olin Corp.	26,210	1,493,446

Chemicals-Specialty — 1.2%
Ashland Global Holdings, Inc.	10,251	984,198
Cabot Corp.	10,295	549,238
Chemours Co.	29,976	839,927
Ingevity Corp.†	7,172	558,771
Minerals Technologies, Inc.	6,097	432,521
NewMarket Corp.	1,308	444,733
Sensient Technologies Corp.	7,651	731,436
Valvoline, Inc.	32,807	1,114,126

		5,654,950

Coatings/Paint — 0.4%
RPM International, Inc.	23,553	2,053,822

Commercial Services — 0.7%
GXO Logistics, Inc.†	17,891	1,588,721
John Wiley & Sons, Inc., Class A	7,899	427,889
LiveRamp Holdings, Inc.†	12,327	659,617
Progyny, Inc.†	12,493	767,445

		3,443,672

Commercial Services-Finance — 0.8%
H&R Block, Inc.	32,316	745,530
HealthEquity, Inc.†	15,135	1,001,635
Sabre Corp.†	58,561	607,863
WEX, Inc.†	8,130	1,217,061

		3,572,089

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	12,325	1,931,204

Computer Data Security — 0.2%
Qualys, Inc.†	6,078	756,589

Computer Services — 1.3%
CACI International, Inc., Class A†	4,275	1,229,661
Genpact, Ltd.	31,347	1,546,974
KBR, Inc.	25,551	1,084,384
MAXIMUS, Inc.	11,157	943,548
Science Applications International Corp.	10,519	944,396

		5,748,963

Computer Software — 0.7%
Envestnet, Inc.†	9,894	826,149
Teradata Corp.†	19,800	1,119,888
Ziff Davis, Inc.†	8,749	1,122,234

		3,068,271

Computers-Integrated Systems — 0.3%
NCR Corp.†	23,849	942,989
NetScout Systems, Inc.†	13,446	363,849

		1,306,838

Computers-Other — 0.2%
Lumentum Holdings, Inc.†	13,775	1,137,539

Consulting Services — 0.2%
FTI Consulting, Inc.†	6,222	895,470

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	4,373	983,706

Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	4,819	311,693
Silgan Holdings, Inc.	15,229	612,206

		923,899

Containers-Paper/Plastic — 0.5%
AptarGroup, Inc.	11,971	1,445,857
Sonoco Products Co.	17,845	1,034,118

		2,479,975

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A†	60,729	514,982

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	8,325	511,988
Fair Isaac Corp.†	5,152	2,051,526

		2,563,514

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	15,649	489,188

Diagnostic Equipment — 0.8%
Neogen Corp.†	19,506	825,299
Repligen Corp.†	9,280	2,695,840

		3,521,139

Diagnostic Kits — 0.2%
Quidel Corp.†	6,876	912,927

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	3,618	847,082

Distribution/Wholesale — 1.1%
Avient Corp.	16,570	892,791
IAA, Inc.†	24,465	1,459,337
KAR Auction Services, Inc.†	21,631	317,327
Univar Solutions, Inc.†	31,019	793,466
Watsco, Inc.	5,984	1,732,847

		5,195,768

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	9,461	2,109,046
ITT, Inc.	15,626	1,469,938
Trinity Industries, Inc.	15,139	424,649

		4,003,633

E-Commerce/Services — 0.1%
TripAdvisor, Inc.†	17,866	589,042

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	4,468	1,316,049

Electric-Integrated — 1.2%
ALLETE, Inc.	9,486	583,768
Black Hills Corp.	11,521	764,764
Hawaiian Electric Industries, Inc.	19,839	804,670
IDACORP, Inc.	9,168	956,406
NorthWestern Corp.	9,358	532,096
OGE Energy Corp.	36,330	1,237,763
PNM Resources, Inc.	15,578	775,005

		5,654,472

Electronic Components-Misc. — 1.1%
Hubbell, Inc.	9,870	1,967,782
Jabil, Inc.	26,467	1,586,961
nVent Electric PLC	30,510	1,081,580
Vishay Intertechnology, Inc.	24,086	462,933

		5,099,256

Electronic Components-Semiconductors — 1.8%
Amkor Technology, Inc.	18,182	398,549
Lattice Semiconductor Corp.†	24,753	1,718,848
Semtech Corp.†	11,784	1,001,994
Silicon Laboratories, Inc.†	7,371	1,391,350
Synaptics, Inc.†	6,389	1,243,108
Wolfspeed, Inc.†	20,957	2,517,145

		8,270,994

Electronic Measurement Instruments — 0.4%
National Instruments Corp.	24,136	1,025,056
Vontier Corp.	30,658	1,037,160

		2,062,216

Electronic Parts Distribution — 0.7%
Arrow Electronics, Inc.†	13,035	1,508,801
Avnet, Inc.	18,059	688,229
TD SYNNEX Corp.	7,541	791,805

		2,988,835

Electronics-Military — 0.1%
Mercury Systems, Inc.†	10,193	525,347

Energy-Alternate Sources — 1.8%
First Solar, Inc.†	17,946	2,146,162
SolarEdge Technologies, Inc.†	9,487	3,364,849
SunPower Corp.†	15,058	506,852
Sunrun, Inc.†	37,376	2,155,848

		8,173,711

Engineering/R&D Services — 0.5%
AECOM†	26,146	1,787,602
Fluor Corp.†	25,666	498,947

		2,286,549

Enterprise Software/Service — 0.9%
ACI Worldwide, Inc.†	21,323	654,190
Blackbaud, Inc.†	7,630	541,806
Manhattan Associates, Inc.†	11,507	2,088,981
SailPoint Technologies Holding, Inc.†	16,868	809,326

		4,094,303

Environmental Consulting & Engineering — 0.4%
Tetra Tech, Inc.	9,813	1,723,752

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	22,793	1,367,808

Finance-Consumer Loans — 0.4%
Navient Corp.	30,462	600,101
SLM Corp.	55,502	1,018,462

		1,618,563

Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	9,030	769,807

Finance-Investment Banker/Broker — 0.8%
Evercore, Inc., Class A	7,197	1,092,793
Interactive Brokers Group, Inc., Class A	15,853	1,123,185
Jefferies Financial Group, Inc.	35,868	1,542,324

		3,758,302

Finance-Other Services — 0.3%
SEI Investments Co.	19,460	1,226,758

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	61,585	995,214

Firearms & Ammunition — 0.5%
Axon Enterprise, Inc.†	11,920	2,145,123

Food-Baking — 0.2%
Flowers Foods, Inc.	36,127	894,143

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	3,170	100,330

Food-Misc./Diversified — 0.8%
Hain Celestial Group, Inc.†	15,203	682,159
Ingredion, Inc.	12,161	1,158,092
Lancaster Colony Corp.	3,599	611,830
Post Holdings, Inc.†	10,638	1,079,544

		3,531,625

Food-Retail — 0.2%
Grocery Outlet Holding Corp.†	15,842	351,534
Sprouts Farmers Market, Inc.†	20,725	458,851

		810,385

Food-Wholesale/Distribution — 0.3%
Performance Food Group Co.†	27,891	1,261,510

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	11,323	1,828,098
Skechers U.S.A., Inc., Class A†	24,483	1,131,360

		2,959,458

Funeral Services & Related Items — 0.5%
Service Corp. International	30,414	2,083,055

Garden Products — 0.2%
Scotts Miracle-Gro Co.	7,393	1,097,565

Gas-Distribution — 1.0%
National Fuel Gas Co.	16,548	950,352
New Jersey Resources Corp.	17,502	661,751
ONE Gas, Inc.	9,710	653,483
Spire, Inc.	9,381	588,751
UGI Corp.	37,950	1,647,409

		4,501,746

Gold Mining — 0.3%
Royal Gold, Inc.	11,907	1,179,031

Golf — 0.1%
Callaway Golf Co.†	21,260	575,083

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	9,084	1,022,314
Stericycle, Inc.†	16,671	1,115,623

		2,137,937

Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	11,439	1,559,479

Home Furnishings — 0.5%
MillerKnoll, Inc.	13,669	531,997
Tempur Sealy International, Inc.	35,663	1,585,934

		2,117,931

Hotels/Motels — 0.7%
Choice Hotels International, Inc.	5,957	837,673
Travel & Leisure Co.	15,663	851,128
Wyndham Hotels & Resorts, Inc.	16,974	1,433,794

		3,122,595

Human Resources — 1.1%
ASGN, Inc.†	9,601	1,148,855
Insperity, Inc.	6,516	814,500
ManpowerGroup, Inc.	9,843	951,326
Paylocity Holding Corp.†	7,135	2,177,174

		5,091,855

Industrial Automated/Robotic — 0.9%
Cognex Corp.	32,071	2,809,099
Colfax Corp.†	23,509	1,213,534

		4,022,633

Instruments-Controls — 0.3%
Woodward, Inc.	11,544	1,303,895

Insurance-Life/Health — 0.8%
Brighthouse Financial, Inc.†	15,084	757,670
CNO Financial Group, Inc.	23,193	559,879
Primerica, Inc.	7,163	1,205,103
Unum Group	37,096	944,835

		3,467,487

Insurance-Multi-line — 0.5%
American Financial Group, Inc.	11,998	1,632,208
Kemper Corp.	10,855	689,075

		2,321,283

Insurance-Property/Casualty — 1.7%
Alleghany Corp.†	2,517	1,639,524
First American Financial Corp.	19,949	1,459,070
Hanover Insurance Group, Inc.	6,480	816,480
Kinsale Capital Group, Inc.	3,890	728,014
Mercury General Corp.	4,823	262,805
Old Republic International Corp.	51,605	1,332,957
RLI Corp.	7,224	782,431
Selective Insurance Group, Inc.	10,909	854,938

		7,876,219

Insurance-Reinsurance — 0.8%
Essent Group, Ltd.	20,304	974,592
Reinsurance Group of America, Inc.	12,342	1,457,343
RenaissanceRe Holdings, Ltd.	8,550	1,212,390

		3,644,325

Internet Content-Information/News — 0.1%
Yelp, Inc.†	12,551	484,845

Internet Security — 0.2%
Mimecast, Ltd.†	11,097	837,158

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.	7,479	1,255,574
Federated Hermes, Inc.	17,706	589,787
Janus Henderson Group PLC	31,280	1,454,520
Stifel Financial Corp.	19,019	1,385,915

		4,685,796

Lasers-System/Components — 0.5%
Coherent, Inc.†	4,453	1,132,843
II-VI, Inc.†	19,036	1,151,869

		2,284,712

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	6,481	1,331,392
Universal Display Corp.	7,867	1,441,234

		2,772,626

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	15,175	603,206
Lincoln Electric Holdings, Inc.	10,778	1,534,787

		2,137,993

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	12,456	1,332,792
Terex Corp.	12,668	567,526

		1,900,318

Machinery-Electrical — 0.4%
Regal Rexnord Corp.	12,289	1,871,983

Machinery-Farming — 0.7%
AGCO Corp.	11,219	1,371,074
Toro Co.	19,431	1,855,078

		3,226,152

Machinery-General Industrial — 1.1%
Crane Co.	9,046	934,271
Middleby Corp.†	10,096	1,841,914
Nordson Corp.	9,811	2,494,054

		5,270,239

Machinery-Pumps — 0.9%
Curtiss-Wright Corp.	7,421	947,514
Flowserve Corp.	23,642	794,844
Graco, Inc.	30,807	2,316,070

		4,058,428

Medical Instruments — 0.3%
Integra LifeSciences Holdings Corp.†	13,202	877,405
NuVasive, Inc.†	9,377	500,357

		1,377,762

Medical Labs & Testing Services — 0.8%
Medpace Holdings, Inc.†	5,201	1,178,287
R1 RCM, Inc.†	24,294	527,180
Syneos Health, Inc.†	18,781	1,753,018

		3,458,485

Medical Products — 2.1%
Envista Holdings Corp.†	29,268	1,144,379
Globus Medical, Inc., Class A†	14,212	1,096,740
Haemonetics Corp.†	9,249	635,499
Hill-Rom Holdings, Inc.	11,945	1,850,280
LivaNova PLC†	9,657	740,885
Masimo Corp.†	9,193	2,606,583
Penumbra, Inc.†	6,241	1,725,949

		9,800,315

Medical-Biomedical/Gene — 1.3%
Arrowhead Pharmaceuticals, Inc.†	18,922	1,207,602
Emergent BioSolutions, Inc.†	8,674	413,490
Exelixis, Inc.†	57,180	1,229,942
Halozyme Therapeutics, Inc.†	25,833	983,462
Nektar Therapeutics†	33,359	505,722
United Therapeutics Corp.†	8,148	1,554,313

		5,894,531

Medical-Drugs — 0.3%
Jazz Pharmaceuticals PLC†	11,099	1,476,611

Medical-Generic Drugs — 0.2%
Perrigo Co. PLC	24,268	1,095,700

Medical-HMO — 0.7%
Molina Healthcare, Inc.†	10,599	3,134,336

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	16,310	1,011,220
Tenet Healthcare Corp.†	19,429	1,392,282

		2,403,502

Medical-Outpatient/Home Medical — 0.7%
Amedisys, Inc.†	5,923	1,003,001
Chemed Corp.	2,855	1,376,824
LHC Group, Inc.†	5,748	773,623

		3,153,448

Metal Processors & Fabrication — 0.2%
Timken Co.	12,594	893,544

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	6,010	326,463

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	27,922	1,018,874

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	9,099	365,325

Multimedia — 0.7%
FactSet Research Systems, Inc.	6,857	3,043,754

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	24,944	444,003

Oil Companies-Exploration & Production — 0.4%
CNX Resources Corp.†	39,552	577,855
EQT Corp.†	54,886	1,092,780

		1,670,635

Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	26,347	733,237

Oil Field Machinery & Equipment — 0.2%
NOV, Inc.†	70,911	994,172

Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	27,131	917,028

Oil-Field Services — 0.2%
ChampionX Corp.†	36,626	960,700

Optical Supplies — 0.2%
STAAR Surgical Co.†	8,602	1,018,993

Pastoral & Agricultural — 0.5%
Darling Ingredients, Inc.†	29,414	2,486,071

Pharmacy Services — 0.1%
Option Care Health, Inc.†	25,137	686,994

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	18,059	1,147,830

Pipelines — 1.0%
Antero Midstream Corp.	58,926	626,973
DT Midstream, Inc.	17,580	843,137
Equitrans Midstream Corp.	73,789	760,764
Targa Resources Corp.	41,500	2,268,805

		4,499,679

Poultry — 0.2%
Pilgrim’s Pride Corp.†	8,845	249,075
Sanderson Farms, Inc.	3,850	729,383

		978,458

Publishing-Newspapers — 0.5%
New York Times Co., Class A	30,327	1,655,551
TEGNA, Inc.	40,125	788,857

		2,444,408

Quarrying — 0.1%
Compass Minerals International, Inc.	6,178	405,277

Racetracks — 0.3%
Churchill Downs, Inc.	6,292	1,447,160

Real Estate Investment Trusts — 9.2%
American Campus Communities, Inc.	25,247	1,356,269
Apartment Income REIT Corp.	28,488	1,527,242
Brixmor Property Group, Inc.	53,899	1,263,392
Camden Property Trust	18,253	2,977,064
CoreSite Realty Corp.	8,023	1,142,957
Corporate Office Properties Trust	20,388	552,923
Cousins Properties, Inc.	26,986	1,068,915
CyrusOne, Inc.	22,508	1,846,106
Douglas Emmett, Inc.	31,847	1,040,760
EastGroup Properties, Inc.	7,333	1,450,321
EPR Properties	13,577	681,701
First Industrial Realty Trust, Inc.	23,437	1,364,736
Healthcare Realty Trust, Inc.	26,413	873,214
Highwoods Properties, Inc.	18,914	848,104
Hudson Pacific Properties, Inc.	27,673	712,580
JBG SMITH Properties	21,073	608,167
Kilroy Realty Corp.	19,022	1,281,702
Kite Realty Group Trust	39,632	804,530
Lamar Advertising Co., Class A	15,747	1,782,560
Life Storage, Inc.	14,214	1,901,975
Macerich Co.	38,659	699,341
Medical Properties Trust, Inc.	108,116	2,306,114
National Retail Properties, Inc.	31,870	1,445,623
National Storage Affiliates Trust	14,802	924,533
Omega Healthcare Investors, Inc.	43,355	1,272,903
Park Hotels & Resorts, Inc.†	42,922	795,345
Pebblebrook Hotel Trust	23,845	535,559
Physicians Realty Trust	39,458	750,097
PotlatchDeltic Corp.	12,168	636,021
PS Business Parks, Inc.	3,650	648,605
Rayonier, Inc.	25,650	957,514
Rexford Industrial Realty, Inc.	24,999	1,679,933
Sabra Health Care REIT, Inc.	40,078	567,104
SL Green Realty Corp.	12,189	854,083
Spirit Realty Capital, Inc.	21,617	1,057,720
STORE Capital Corp.	44,378	1,523,497
Urban Edge Properties	19,984	350,319

		42,089,529

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.†	9,202	2,376,232

Recreational Vehicles — 0.5%
Brunswick Corp.	14,066	1,309,404
Polaris, Inc.	10,337	1,188,238

		2,497,642

Rental Auto/Equipment — 0.4%
Avis Budget Group, Inc.†	8,575	1,486,133
PROG Holdings, Inc.	12,069	488,191

		1,974,324

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	7,751	1,218,612
Six Flags Entertainment Corp.†	14,027	576,931

		1,795,543

Retail-Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.	27,700	657,598
Foot Locker, Inc.	16,349	779,357
Victoria’s Secret & Co.†	13,630	687,906

		2,124,861

Retail-Automobile — 0.6%
AutoNation, Inc.†	7,927	960,118
Lithia Motors, Inc.	5,490	1,752,518

		2,712,636

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	8,529	717,033

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	6,720	1,287,149

Retail-Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	24,889	1,454,513
Ollie’s Bargain Outlet Holdings, Inc.†	11,020	745,613

		2,200,126

Retail-Home Furnishings — 1.0%
RH†	3,091	2,038,916
Williams-Sonoma, Inc.	13,634	2,532,243

		4,571,159

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.†	20,187	579,973

Retail-Misc./Diversified — 0.9%
Five Below, Inc.†	10,162	2,004,963
GameStop Corp., Class A†	11,293	2,072,378

		4,077,341

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	7,342	649,547

Retail-Petroleum Products — 0.2%
Murphy USA, Inc.	4,315	703,129

Retail-Regional Department Stores — 0.3%
Kohl’s Corp.	28,356	1,376,117

Retail-Restaurants — 1.0%
Cracker Barrel Old Country Store, Inc.	4,307	573,563
Jack in the Box, Inc.	3,933	389,170
Papa John’s International, Inc.	5,906	732,817
Texas Roadhouse, Inc.	12,673	1,125,489
Wendy’s Co.	32,348	721,361
Wingstop, Inc.	5,398	930,993

		4,473,393

Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.	11,894	1,477,354

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.†	50,996	975,044

Satellite Telecom — 0.2%
Iridium Communications, Inc.†	23,945	970,970

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.	84,401	1,049,104
Sterling Bancorp	34,973	890,063
Washington Federal, Inc.	12,332	436,060

		2,375,227

Schools — 0.2%
Graham Holdings Co., Class B	733	429,428
Grand Canyon Education, Inc.†	8,201	653,620

		1,083,048

Security Services — 0.1%
Brink’s Co.	9,037	622,469

Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	10,454	844,788

Semiconductor Equipment — 0.8%
Brooks Automation, Inc.	13,485	1,570,328
CMC Materials, Inc.	5,304	680,875
MKS Instruments, Inc.	10,064	1,510,103

		3,761,306

Software Tools — 0.3%
Digital Turbine, Inc.†	15,871	1,365,858

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,850	919,996

Steel-Producers — 1.7%
Cleveland-Cliffs, Inc.†	82,536	1,989,943
Commercial Metals Co.	21,885	704,259
Reliance Steel & Aluminum Co.	11,521	1,683,909
Steel Dynamics, Inc.	35,193	2,325,554
United States Steel Corp.	49,027	1,293,823

		7,997,488

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	28,089	1,524,952

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	17,940	336,196

Television — 0.1%
World Wrestling Entertainment, Inc., Class A	8,194	500,571

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	17,178	1,810,733

Tools-Hand Held — 0.2%
MSA Safety, Inc.	6,615	1,012,293

Toys — 0.3%
Mattel, Inc.†	63,336	1,381,358

Transport-Equipment & Leasing — 0.1%
GATX Corp.	6,443	611,119

Transport-Marine — 0.1%
Kirby Corp.†	10,909	571,741

Transport-Services — 0.2%
Ryder System, Inc.	9,760	829,112

Transport-Truck — 1.4%
Knight-Swift Transportation Holdings, Inc.	30,124	1,707,730
Landstar System, Inc.	6,947	1,221,352
Saia, Inc.†	4,780	1,494,419
Werner Enterprises, Inc.	11,219	508,445
XPO Logistics, Inc.†	17,891	1,535,048

		6,466,994

Water — 0.4%
Essential Utilities, Inc.	40,589	1,910,524

Wire & Cable Products — 0.1%
Belden, Inc.	8,140	490,109

Wireless Equipment — 0.2%
ViaSat, Inc.†	13,308	794,355

Total Common Stocks (cost $338,075,495)		443,819,110

EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P MidCap 400 Trust ETF (cost $4,196,354)	$8,600	4,378,604

Total Long-Term Investment Securities (cost $342,271,849)		448,197,714

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.04% due 04/21/2022(1)	$160,000	159,953
0.04% due 05/19/2022(1)	765,000	764,693
0.07% due 06/16/2022(1)	920,000	919,507
0.07% due 08/11/2022(1)	200,000	199,830
Total Short-Term Investment Securities (cost $2,044,291)		2,043,983

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount $9,501,000 and collateralized by $9,946,500 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $9,691,080 (cost $9,501,000)	9,501,000	9,501,000

TOTAL INVESTMENTS (cost $353,817,140)	100.1%	459,742,697
Liabilities in excess of other assets	(0.1)	(427,260)

NET ASSETS	100.0%	$459,315,437

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
40	Long	S&P 400 E-Mini Index	December 2021	$10,691,535	$11,157,600	$466,065

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$443,819,110	$—	$—	$443,819,110
Exchanged-Traded Funds	4,378,604	—	—	4,378,604
Short-Term Investment Securities	—	2,043,983	—	2,043,983
Repurchase Agreements	—	9,501,000	—	9,501,000

Total Investments at Value	$448,197,714	$11,544,983	$—	$459,742,697

Other Financial Instruments:†
Futures Contracts	$466,065	$—	$—	$466,065

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.7%
Australia — 0.8%
Aristocrat Leisure, Ltd.	110,521	$3,880,949

Canada — 6.2%
Barrick Gold Corp.	594,965	10,917,627
Cameco Corp.	115,835	2,814,446
Constellation Software, Inc.	8,828	15,514,554

		29,246,627

Cayman Islands — 3.5%
Minth Group, Ltd.	802,000	3,205,732
Tencent Holdings, Ltd.	215,600	13,328,655

		16,534,387

Finland — 1.0%
Neste Oyj	87,837	4,893,192

France — 13.8%
AXA SA	267,505	7,780,371
L’Oreal SA	5,411	2,470,458
Legrand SA	23,878	2,601,303
LVMH Moet Hennessy Louis Vuitton SE	13,605	10,650,581
Pernod Ricard SA	53,460	12,279,611
Safran SA	71,691	9,616,790
Sanofi	129,689	12,957,626
Thales SA	75,734	6,974,113

		65,330,853

Germany — 17.6%
adidas AG	19,890	6,513,871
Bayer AG	118,887	6,688,882
Deutsche Boerse AG	51,265	8,510,071
Deutsche Post AG	176,554	10,923,239
Fresenius SE & Co. KGaA	256,037	11,621,605
Henkel AG & Co. KGaA (Preference Shares)	155,100	13,873,892
Infineon Technologies AG	83,985	3,921,815
Knorr-Bremse AG	44,287	4,665,982
SAP SE	114,588	16,600,353

		83,319,710

Hong Kong — 2.4%
AIA Group, Ltd.	1,006,000	11,358,795

Italy — 2.4%
Moncler SpA	156,532	11,240,674

Japan — 7.6%
FANUC Corp.	24,100	4,717,447
Hoya Corp.	37,800	5,546,874
Keyence Corp.	10,600	6,371,625
Kirin Holdings Co., Ltd.	501,200	8,711,360
Shiseido Co., Ltd.	96,800	6,433,516
Sumitomo Mitsui Financial Group, Inc.	120,600	3,937,290

		35,718,112

Jersey — 1.4%
Experian PLC	102,718	4,705,038
Man Group PLC	599,794	1,910,115

		6,615,153

Netherlands — 2.8%
Heineken NV	93,253	10,329,440
QIAGEN NV†	52,772	2,903,200

		13,232,640

Norway — 1.3%
Mowi ASA	208,436	6,035,044

Singapore — 3.2%
DBS Group Holdings, Ltd.	339,900	7,947,384
United Overseas Bank, Ltd.	355,400	7,050,018

		14,997,402

South Korea — 1.4%
Samsung Electronics Co., Ltd.	110,705	6,612,647

Spain — 1.3%
Grifols SA	261,335	5,980,133

Sweden — 3.4%
Epiroc AB, Class A	194,265	4,834,004
Hexagon AB, Class B	340,921	5,478,237
Svenska Handelsbanken AB, Class A	510,222	5,842,482

		16,154,723

Switzerland — 5.5%
Alcon, Inc.	29,052	2,400,693
Novartis AG	135,871	11,224,642
Roche Holding AG	32,020	12,381,696

		26,007,031

Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	96,428	10,963,864

United Kingdom — 19.8%
Anglo American PLC	91,859	3,497,984
Associated British Foods PLC	365,658	8,947,537
AstraZeneca PLC	50,335	6,264,493
British American Tobacco PLC	310,236	10,811,769
GlaxoSmithKline PLC	128,791	2,659,013
Imperial Brands PLC	364,429	7,690,564
Legal & General Group PLC	1,813,420	7,169,796
M&G PLC	948,055	2,592,328
Prudential PLC	640,991	13,110,183
Reckitt Benckiser Group PLC	190,613	15,456,165
RELX PLC (LSE)	228,252	7,072,157
RELX PLC (XAMS)	257,532	7,987,478

		93,259,467

Total Common Stocks (cost $385,877,016)		461,381,403

RIGHTS — 0.0%
Aristocrat Leisure, Ltd. Expires 11/05/2021† (cost $0)	1	2

TOTAL INVESTMENTS (cost $385,877,016)	97.7%	461,381,405
Other assets less liabilities	2.3	10,761,817

NET ASSETS	100.0%	$472,143,222

†    Non-income producing security

ADR — American Depositary Receipt

LSE — London Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

Industry Allocation*

Medical-Drugs	12.3%
Insurance-Life/Health	8.9
Enterprise Software/Service	6.8
Soap & Cleaning Preparation	6.2
Banks-Commercial	4.4
Brewery	4.0
Tobacco	3.9
Commercial Services	3.2
Internet Content-Information/News	2.8
Beverages-Wine/Spirits	2.6
Dialysis Centers	2.5
Retail-Apparel/Shoe	2.4
Industrial Automated/Robotic	2.4
Semiconductor Components-Integrated Circuits	2.3
Transport-Services	2.3
Gold Mining	2.3
Textile-Apparel	2.3
Electronic Components-Semiconductors	2.2
Aerospace/Defense-Equipment	2.0
Food-Misc./Diversified	1.9
Cosmetics & Toiletries	1.9
Finance-Other Services	1.8
Electronics-Military	1.5
Athletic Footwear	1.4
Fisheries	1.3
Electronic Components-Misc.	1.2
Machinery-General Industrial	1.2
Oil Refining & Marketing	1.0
Machinery-Construction & Mining	1.0
Commercial Services-Finance	1.0
Miscellaneous Manufacturing	1.0
Diversified Banking Institutions	0.8
Casino Services	0.8
Metal-Diversified	0.7
Auto/Truck Parts & Equipment-Original	0.7
Diagnostic Kits	0.6
Non-Ferrous Metals	0.6
Electric Products-Misc.	0.6
Medical Instruments	0.5
Investment Management/Advisor Services	0.4

97.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$461,381,403	$—	$—	$461,381,403
Rights	2	—	—	2

Total Investments at Value	$461,381,405	$—	$—	$461,381,405

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.2%
Australia — 4.7%
AGL Energy, Ltd.	406,407	$1,748,717
AMP, Ltd.†	1,040,262	845,140
Ampol, Ltd.	17,244	396,289
Aurizon Holdings, Ltd.	242,615	615,049
Australia & New Zealand Banking Group, Ltd.	33,376	706,514
Bendigo & Adelaide Bank, Ltd.	54,467	378,998
BHP Group, Ltd.	82,071	2,258,373
BlueScope Steel, Ltd.	31,526	489,012
Brambles, Ltd.	33,481	252,868
CIMIC Group, Ltd.	9,448	141,577
Coles Group, Ltd.	75,269	970,486
Crown Resorts, Ltd.†	89,731	672,302
Downer EDI, Ltd.	76,193	361,092
Endeavour Group, Ltd.	67,262	344,065
Fortescue Metals Group, Ltd.	182,257	1,909,843
Lendlease Corp., Ltd.	21,147	166,396
Metcash, Ltd.	566,788	1,735,311
Orica, Ltd.	32,741	372,643
Qantas Airways, Ltd.†	87,266	351,205
QBE Insurance Group, Ltd.	41,229	366,902
Rio Tinto, Ltd.	101,150	6,870,176
Sims, Ltd.	67,540	726,032
Stockland	187,506	641,784
Suncorp Group, Ltd.	202,559	1,785,836
Telstra Corp., Ltd.	1,220,517	3,507,272
Vicinity Centres	506,137	656,779
Wesfarmers, Ltd.	44,206	1,903,790
Westpac Banking Corp.	52,597	1,015,662
Woodside Petroleum, Ltd.	23,354	408,633
Woolworths Group, Ltd.	66,378	1,901,443

		34,500,189

Austria — 0.6%
Lenzing AG†	3,127	375,940
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,627	310,192
voestalpine AG	103,685	3,936,197

		4,622,329

Belgium — 0.8%
Anheuser-Busch InBev SA NV	16,919	1,032,095
Bekaert NV	3,530	154,576
bpost SA†	25,184	215,434
Etablissements Franz Colruyt NV	23,601	1,157,880
KBC Group NV	7,207	671,169
Proximus SADP	62,297	1,172,769
UCB SA	11,200	1,334,856

		5,738,779

Bermuda — 0.5%
Hongkong Land Holdings, Ltd.	100,200	552,102
Hopson Development Holdings, Ltd.	148,046	404,341
Kerry Properties, Ltd.	424,500	1,197,580
Skyworth Group, Ltd.†	1,384,000	772,002
VTech Holdings, Ltd.	35,800	275,385
Yue Yuen Industrial Holdings, Ltd.†	403,500	859,846

		4,061,256

Canada — 5.5%
Air Canada†	44,036	789,559
ARC Resources, Ltd.	65,913	632,181
Atco, Ltd., Class I	34,800	1,180,995
Canadian Tire Corp., Ltd., Class A	7,617	1,081,865
Canadian Utilities, Ltd., Class A	14,282	413,712
Celestica, Inc.†	58,561	577,282
CI Financial Corp.	48,164	1,098,245
Crescent Point Energy Corp.	419,130	2,106,487
George Weston, Ltd.	7,706	832,617
Gildan Activewear, Inc.	16,550	607,921
Great-West Lifeco, Inc.	9,436	277,606
H&R Real Estate Investment Trust	93,622	1,286,773
IGM Financial, Inc.	4,978	197,656
Magna International, Inc.	230,317	18,734,658
Onex Corp.	4,681	348,843
Power Corp. of Canada	67,026	2,232,395
RioCan Real Estate Investment Trust	26,137	470,745
Sun Life Financial, Inc.	10,922	622,438
Suncor Energy, Inc.	68,034	1,789,356
Teck Resources, Ltd., Class B	48,634	1,357,319
TFI International, Inc.	2,516	278,984
Thomson Reuters Corp.	19,053	2,291,871
Turquoise Hill Resources, Ltd.†	67,380	853,683
Vermilion Energy, Inc.†	48,513	526,054

		40,589,245

Cayman Islands — 0.5%
Chow Tai Fook Jewellery Group, Ltd.	132,200	270,500
CK Asset Holdings, Ltd.	39,000	240,852
CK Hutchison Holdings, Ltd.	77,000	518,084
Kingboard Holdings, Ltd.	262,500	1,148,785
Kingboard Laminates Holdings, Ltd.	318,500	499,415
Lee & Man Paper Manufacturing, Ltd.	339,000	254,452
Sands China, Ltd.†	99,200	226,692
Shimao Group Holdings, Ltd.	203,500	320,139
Wharf Real Estate Investment Co., Ltd.	24,000	135,415

		3,614,334

Denmark — 0.8%
AP Moller - Maersk A/S, Series B	298	861,120
Carlsberg A/S, Class B	2,902	478,706
Danske Bank A/S	37,133	628,405
ISS A/S†	183,499	3,652,870
Novo Nordisk A/S, Class B	3,198	350,016

		5,971,117

Finland — 1.1%
Kone Oyj, Class B	4,374	298,122
Nokia Oyj	79,495	456,724
Nordea Bank Abp	483,603	5,916,084
Outokumpu Oyj†	30,736	191,867
UPM-Kymmene Oyj	10,845	382,624
Wartsila Oyj Abp	36,806	510,360

		7,755,781

France — 5.5%
Air France-KLM†	609,902	2,869,540
AXA SA	105,718	3,074,804
Bollore SA	32,727	189,540
Capgemini SE	1,444	336,023
Carrefour SA	138,035	2,498,044
Casino Guichard Perrachon SA†	38,302	953,286

Cie de Saint-Gobain	55,330	3,809,545
Cie Generale des Etablissements Michelin SCA	7,105	1,114,556
CNP Assurances	5,967	149,407
Eiffage SA	7,175	737,861
Engie SA	269,333	3,828,346
Orange SA	199,446	2,175,329
Renault SA†	40,342	1,448,494
Rexel SA	32,653	647,736
Sanofi	32,158	3,213,005
Schneider Electric SE	15,507	2,669,195
Suez SA	44,822	1,019,963
TotalEnergies SE	37,754	1,892,824
Valeo SA	200,715	5,877,232
Veolia Environnement SA	39,327	1,283,392
Vivendi SE	23,932	308,054

		40,096,176

Germany — 7.4%
Aurubis AG	30,064	2,594,037
BASF SE	31,022	2,233,450
Bayerische Motoren Werke AG	40,453	4,079,662
Continental AG†	7,886	925,478
Covestro AG*	116,786	7,479,255
Daimler AG	93,898	9,306,740
Deutsche Bank AG†	55,479	714,834
Deutsche Lufthansa AG†	1,383,066	9,132,483
Deutsche Telekom AG	159,699	2,968,192
E.ON SE	161,832	2,051,495
Evonik Industries AG	56,197	1,820,284
Fresenius SE & Co. KGaA	12,540	569,195
METRO AG	256,882	3,245,724
Muenchener Rueckversicherungs-Gesellschaft AG	6,832	2,023,414
Salzgitter AG†	22,384	823,371
Schaeffler AG (Preference Shares)	99,188	786,577
Siemens AG	4,397	713,034
Talanx AG	9,273	445,935
thyssenkrupp AG†	27,952	290,554
TUI AG†	246,060	820,056
Uniper SE	34,623	1,529,324
Vitesco Technologies Group AG†	1,577	90,421

		54,643,515

Hong Kong — 0.9%
Hang Lung Group, Ltd.	137,000	320,820
Hang Lung Properties, Ltd.	214,000	496,734
Henderson Land Development Co., Ltd.	31,000	129,889
Hysan Development Co., Ltd.	84,000	292,038
MTR Corp., Ltd.	66,500	362,393
New World Development Co., Ltd.	54,000	234,240
Sun Hung Kai Properties, Ltd.	21,000	279,352
Swire Pacific, Ltd., Class A	414,500	2,607,773
Wharf Holdings, Ltd.	544,000	1,887,796

		6,611,035

Ireland — 0.5%
Bank of Ireland Group PLC†	147,087	877,708
Medtronic PLC	21,521	2,579,507
Ryanair Holdings PLC†	21,667	424,673

		3,881,888

Israel — 1.5%
Bank Hapoalim BM	47,769	470,481
Bank Leumi Le-Israel BM	40,024	382,149
Bezeq The Israeli Telecommunication Corp., Ltd.†	1,558,611	1,952,859
Delek Group, Ltd.†	5,591	462,856
Gazit-Globe, Ltd.	36,848	299,222
ICL Group, Ltd.	54,589	466,526
Israel Corp., Ltd.†	3,500	1,290,776
Oil Refineries, Ltd.†	1,488,628	403,573
Paz Oil Co., Ltd.†	2,928	372,443
Teva Pharmaceutical Industries, Ltd. ADR†	598,422	5,230,208

		11,331,093

Italy — 2.5%
A2A SpA	98,049	206,061
Assicurazioni Generali SpA	124,369	2,710,075
Banca Monte dei Paschi di Siena SpA†	358,236	426,959
Enel SpA	706,567	5,910,302
Eni SpA	124,735	1,788,578
Intesa Sanpaolo SpA	1,553,652	4,413,723
Leonardo SpA†	41,613	304,887
Telecom Italia SpA	4,363,992	1,554,295
Unipol Gruppo SpA	130,059	747,230
UnipolSai Assicurazioni SpA	109,451	316,819

		18,378,929

Japan — 28.6%
AGC, Inc.	21,100	1,049,678
Ajinomoto Co., Inc.	39,700	1,186,385
Alps Alpine Co., Ltd.	121,700	1,185,234
Amada Co., Ltd.	33,100	325,845
ANA Holdings, Inc.†	27,500	640,118
Asics Corp.	28,600	710,640
Astellas Pharma, Inc.	99,900	1,680,266
Bridgestone Corp.	148,000	6,517,324
Brother Industries, Ltd.	29,500	568,905
Canon Marketing Japan, Inc.	8,300	163,997
Canon, Inc.	260,800	5,853,270
Casio Computer Co., Ltd.	20,100	283,225
Chiba Bank, Ltd.	62,000	384,049
Chubu Electric Power Co., Inc.	111,900	1,157,535
Citizen Watch Co., Ltd.	84,900	368,726
Concordia Financial Group, Ltd.	107,400	426,867
Cosmo Energy Holdings Co., Ltd.	13,500	276,337
Credit Saison Co., Ltd.	17,100	208,696
Dai Nippon Printing Co., Ltd.	31,800	784,014
Dai-ichi Life Holdings, Inc.	62,800	1,323,222
Daicel Corp.	120,600	903,640
Daito Trust Construction Co., Ltd.	48,300	5,983,733
Daiwa House Industry Co., Ltd.	17,700	582,520
Daiwa Securities Group, Inc.	64,500	361,449
Denso Corp.	5,200	375,166
Dentsu Group, Inc.	10,200	373,187

DIC Corp.	14,200	375,635
East Japan Railway Co.	12,200	758,707
Ebara Corp.	6,200	337,267
Edion Corp.	48,300	457,679
Eisai Co., Ltd.	11,200	788,791
Electric Power Development Co., Ltd.	31,000	408,528
ENEOS Holdings, Inc.	31,500	127,023
Exedy Corp.	11,900	176,764
FANUC Corp.	1,400	274,043
Fuji Electric Co., Ltd.	8,600	418,776
FUJIFILM Holdings Corp.	40,600	3,135,079
Fujikura, Ltd.†	146,300	785,572
Fujitsu, Ltd.	47,300	8,144,440
Furukawa Electric Co., Ltd.	39,400	859,731
GS Yuasa Corp.	27,300	592,588
GungHo Online Entertainment, Inc.	22,900	428,766
H2O Retailing Corp.	60,200	479,065
Hanwa Co., Ltd.	10,000	298,750
Hino Motors, Ltd.	95,400	900,640
Hitachi, Ltd.	200,000	11,500,768
Hokkaido Electric Power Co., Inc.	78,800	327,023
Hokuriku Electric Power Co.	56,700	269,633
IHI Corp.	14,100	328,330
Isetan Mitsukoshi Holdings, Ltd.	71,200	518,500
Isuzu Motors, Ltd.	405,700	5,442,556
Itoham Yonekyu Holdings, Inc.	51,600	313,742
Iwatani Corp.	20,300	1,193,332
Izumi Co., Ltd.	4,300	129,971
Japan Airlines Co., Ltd.†	206,100	4,432,122
Japan Post Holdings Co., Ltd.	869,500	6,675,258
Japan Post Insurance Co., Ltd.	20,500	332,748
Japan Tobacco, Inc.	69,000	1,353,363
JFE Holdings, Inc.	88,400	1,351,886
JSR Corp.	16,600	598,605
JTEKT Corp.	30,500	268,405
K’s Holdings Corp.†	30,300	312,105
Kajima Corp.	24,700	303,400
Kaneka Corp.	15,700	601,277
Kawasaki Heavy Industries, Ltd.	24,400	493,673
Kewpie Corp.	9,500	207,962
Kirin Holdings Co., Ltd.	40,500	703,931
Kobe Steel, Ltd.	168,300	989,349
Komatsu, Ltd.	2,700	70,275
Konica Minolta, Inc.	152,600	752,456
Kyocera Corp.	11,200	653,968
Kyushu Electric Power Co., Inc.	105,500	743,290
Mazda Motor Corp.†	385,800	3,449,267
Medipal Holdings Corp.	29,900	539,105
Mitsubishi Chemical Holdings Corp.	247,600	2,047,927
Mitsubishi Corp.	23,800	754,250
Mitsubishi Electric Corp.	148,600	1,988,287
Mitsubishi Gas Chemical Co., Inc.	10,700	215,267
Mitsubishi Heavy Industries, Ltd.	51,400	1,311,889
Mitsubishi Materials Corp.	25,200	487,749
Mitsubishi UFJ Financial Group, Inc.	548,400	2,995,209
Mitsui Chemicals, Inc.	39,400	1,168,432
Mixi, Inc.	51,000	1,165,650
MS&AD Insurance Group Holdings, Inc.	99,000	3,201,702
NEC Corp.	8,900	454,468
NH Foods, Ltd.	9,600	337,337
NHK Spring Co., Ltd.	48,000	360,921
Nikon Corp.	75,100	822,987
Nippon Electric Glass Co., Ltd.	44,000	1,120,316
Nippon Express Co., Ltd.	13,200	824,602
Nippon Light Metal Holdings Co., Ltd.	18,500	306,291
Nippon Paper Industries Co., Ltd.	10,700	109,370
Nippon Steel Corp.	76,700	1,345,236
Nippon Telegraph & Telephone Corp.	274,500	7,678,052
Nissan Motor Co., Ltd.†	1,554,700	7,876,146
Nitto Denko Corp.	78,100	6,084,913
Nomura Real Estate Holdings, Inc.	59,800	1,452,829
NSK, Ltd.	53,400	358,421
NTN Corp.†	209,100	451,315
Obayashi Corp.	32,300	271,493
Omron Corp.	17,200	1,640,395
ORIX Corp.	103,500	2,047,752
Otsuka Holdings Co., Ltd.	12,700	500,757
Panasonic Corp.	1,273,900	15,563,990
Persol Holdings Co., Ltd.	36,400	974,073
Pola Orbis Holdings, Inc.	22,000	469,050
Renesas Electronics Corp.†	38,300	471,126
Ricoh Co., Ltd.	281,800	2,734,554
Rohm Co., Ltd.	5,000	455,363
Secom Co., Ltd.	1,500	101,851
Sega Sammy Holdings, Inc.	10,900	154,355
Seibu Holdings, Inc.†	43,000	468,576
Seiko Epson Corp.	146,100	2,597,048
Sekisui Chemical Co., Ltd.	21,700	355,082
Sekisui House, Ltd.	98,700	2,045,010
Seven & i Holdings Co., Ltd.	15,000	629,349
Shikoku Electric Power Co., Inc.	46,000	299,469
Shimamura Co., Ltd.	13,200	1,114,139
Shimizu Corp.	24,100	176,138
SoftBank Group Corp.	13,300	719,291
Sojitz Corp.	26,160	430,358
Sompo Holdings, Inc.	43,200	1,875,443
Subaru Corp.	60,300	1,178,753
Sumitomo Chemical Co., Ltd.	289,400	1,421,926
Sumitomo Corp.	65,200	925,013
Sumitomo Electric Industries, Ltd.	83,200	1,099,722
Sumitomo Forestry Co., Ltd.	15,600	297,013
Sumitomo Heavy Industries, Ltd.	13,800	354,762
Sumitomo Mitsui Financial Group, Inc.	78,400	2,559,565
Sumitomo Mitsui Trust Holdings, Inc.	7,200	237,147
Sumitomo Rubber Industries, Ltd.	28,700	352,785
Suzuken Co., Ltd.	16,100	446,379
Suzuki Motor Corp.	66,800	2,974,424
T&D Holdings, Inc.	48,000	615,714
Taiheiyo Cement Corp.	15,700	332,114
Taisei Corp.	4,700	147,216
TDK Corp.	21,900	793,569
Tohoku Electric Power Co., Inc.	88,200	571,878
Tokai Rika Co., Ltd.	18,400	256,688
Tokio Marine Holdings, Inc.	11,000	578,881

Tokyo Electric Power Co. Holdings, Inc.†	567,100	1,567,331
Tokyo Electron, Ltd.	8,000	3,709,585
Tokyu Fudosan Holdings Corp.	23,100	133,564
Toppan Printing Co., Ltd.	43,200	694,763
Toray Industries, Inc.	346,800	2,157,021
Toshiba Corp.	24,100	1,038,219
Toyo Seikan Group Holdings, Ltd.	40,500	479,000
Toyota Tsusho Corp.	19,700	852,125
TS Tech Co., Ltd.	23,500	313,608
Ube Industries, Ltd.	23,800	442,694
United Super Markets Holdings, Inc.	39,400	359,172
West Japan Railway Co.	12,400	583,472
Yamaha Motor Co., Ltd.	14,100	391,546
Yamato Holdings Co., Ltd.	30,600	750,938
Yamazaki Baking Co., Ltd.	27,600	418,934
Yokohama Rubber Co., Ltd.	18,100	305,227
Z Holdings Corp.	129,300	800,928
Zeon Corp.	20,000	236,894

		209,670,970

Jersey — 1.1%
Ferguson PLC	10,615	1,597,262
Glencore PLC	553,807	2,768,277
WPP PLC	274,547	3,967,725

		8,333,264

Luxembourg — 4.7%
ArcelorMittal SA	934,386	31,675,401
Millicom International Cellular SA SDR†	10,145	354,862
RTL Group SA	10,129	584,051
Subsea 7 SA	57,569	516,274
Tenaris SA	119,676	1,332,267

		34,462,855

Netherlands — 5.9%
Aegon NV	183,468	930,010
AerCap Holdings NV†	21,134	1,247,751
Akzo Nobel NV	16,966	1,949,894
CNH Industrial NV	20,833	359,558
Heineken Holding NV	4,064	376,778
ING Groep NV	77,939	1,182,079
Koninklijke Ahold Delhaize NV	323,006	10,503,599
Koninklijke DSM NV	2,300	502,646
Koninklijke KPN NV	320,549	957,884
Koninklijke Philips NV	27,197	1,280,383
NXP Semiconductors NV	1,651	331,620
Randstad NV	55,661	4,002,204
Signify NV*	135,434	6,552,107
Stellantis NV	481,948	9,610,524
Universal Music Group NV	23,932	694,816
VEON, Ltd. ADR†	1,138,020	2,401,222
Wolters Kluwer NV	3,074	322,093

		43,205,168

New Zealand — 0.5%
Air New Zealand, Ltd.†	333,661	399,299
Contact Energy, Ltd.	82,456	483,340
Fletcher Building, Ltd.	390,476	2,006,274
Spark New Zealand, Ltd.	163,873	536,074

		3,424,987

Norway — 2.0%
Atea ASA	11,002	205,769
DNB Bank ASA	12,610	299,730
Equinor ASA	89,630	2,267,831
Norsk Hydro ASA	1,435,904	10,517,849
Telenor ASA	81,184	1,281,489
Yara International ASA	5,063	264,181

		14,836,849

Portugal — 0.4%
EDP - Energias de Portugal SA	392,467	2,215,831
Portucel Empresa Produtora de Pasta e Papel SA†	111,717	436,509

		2,652,340

Singapore — 0.3%
ComfortDelGro Corp., Ltd.	503,500	582,469
Hutchison Port Holdings Trust	1,191,000	256,065
Sembcorp Industries, Ltd.	235,000	350,278
Singapore Telecommunications, Ltd.	484,400	898,035

		2,086,847

Spain — 3.8%
Acciona SA	5,144	985,924
ACS Actividades de Construccion y Servicios SA	38,351	1,003,273
Banco Bilbao Vizcaya Argentaria SA	527,817	3,698,768
Banco de Sabadell SA†	2,953,773	2,377,900
Banco Santander SA	1,090,719	4,131,244
Endesa SA	62,257	1,435,423
Mapfre SA	623,703	1,319,792
Naturgy Energy Group SA	163,009	4,283,204
Repsol SA	59,522	760,735
Telefonica SA	1,767,645	7,692,369

		27,688,632

SupraNational — 1.0%
Unibail-Rodamco-Westfield† (Euronext Amsterdam)	5,392	385,271
Unibail-Rodamco-Westfield† (Euronext Paris)	99,382	7,101,078

		7,486,349

Sweden — 0.9%
Atlas Copco AB, Class A	6,310	405,433
Electrolux AB, Class B	18,216	413,402
Hennes & Mauritz AB, Class B	126,691	2,375,382
JM AB	4,181	169,178
Skanska AB, Class B	23,676	600,998
SKF AB, Class B	18,999	440,242
Swedbank AB, Class A	72,677	1,576,079
Telia Co. AB	92,415	363,666

		6,344,380

Switzerland - 6.2%
ABB, Ltd.	67,447	2,231,291
Adecco Group AG	103,160	5,190,674
Garmin, Ltd.	3,145	451,622
Holcim, Ltd.	13,072	652,601
Nestle SA	65,487	8,641,480
Novartis AG	43,767	3,615,701
Roche Holding AG	16,916	6,541,186
Swatch Group AG	18,304	5,021,805
Swiss Life Holding AG	3,186	1,748,890
Swiss Re AG	21,958	2,125,772
Swisscom AG	1,296	705,468
TE Connectivity, Ltd.	5,349	780,954
UBS Group AG	184,449	3,353,160
Zurich Insurance Group AG	10,593	4,696,045

		45,756,649

United Kingdom — 11.0%
Abrdn PLC	180,686	628,086
Anglo American PLC	11,449	435,977
Associated British Foods PLC	2,450	59,951
AstraZeneca PLC	24,401	3,036,851
Aviva PLC	507,558	2,741,661
Barratt Developments PLC	55,801	506,310
Berkeley Group Holdings PLC	6,217	370,536
BHP Group PLC	35,539	941,124
British American Tobacco PLC	58,787	2,048,735
British Land Co. PLC	41,399	280,054
Carnival PLC†	8,036	161,666
Centrica PLC†	10,667,948	8,806,495
Direct Line Insurance Group PLC	140,332	561,558
easyJet PLC†	26,564	226,487
Evraz PLC	232,651	1,979,141
HSBC Holdings PLC	721,996	4,362,409
Imperial Brands PLC	78,811	1,663,153
Inchcape PLC	134,011	1,514,891
Kingfisher PLC	488,799	2,240,970
M&G PLC	1,328,682	3,633,101
Marks & Spencer Group PLC†	1,341,012	3,369,506
Micro Focus International PLC	157,008	766,453
Mondi PLC	29,893	746,609
Pearson PLC	43,348	357,367
Persimmon PLC	8,493	316,265
Reckitt Benckiser Group PLC	2,468	200,122
Rio Tinto PLC	275,826	17,215,060
Royal Dutch Shell PLC, Class A	539,085	12,401,832
Royal Mail PLC	890,257	5,123,212
Smith & Nephew PLC	14,037	241,090
SSE PLC	82,412	1,853,621
Taylor Wimpey PLC	128,900	272,636
Unilever PLC	28,034	1,500,876

		80,563,805

Total Long-Term Investment Securities (cost $701,883,767)		728,308,761

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $390,000 and collateralized by $408,300 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $397,815 (cost $390,000)	$390,000	390,000

TOTAL INVESTMENTS (cost $702,273,767)	99.3%	728,698,761
Other assets less liabilities	0.7	5,472,492

NET ASSETS	100.0%	$734,171,253

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $14,031,362 representing 1.9% of net assets.

ADR	— American Depositary Receipt
SDR	— Swedish Depositary Receipt

Industry Allocation*
Steel-Producers	5.8%
Auto-Cars/Light Trucks	5.6
Auto/Truck Parts & Equipment-Original	3.9
Metal-Diversified	3.8
Banks-Commercial	3.8
Food-Retail	3.5
Telephone-Integrated	3.4
Insurance-Life/Health	3.3
Chemicals-Diversified	3.2
Oil Companies-Integrated	2.9
Medical-Drugs	2.8
Airlines	2.6
Electric-Integrated	2.5
Diversified Banking Institutions	2.4
Audio/Video Products	2.2
Machinery-Electrical	2.2
Office Automation & Equipment	2.1
Gas-Distribution	1.8
Insurance-Multi-line	1.6
Real Estate Investment Trusts	1.5
Metal-Aluminum	1.4
Food-Misc./Diversified	1.4
Human Resources	1.3
Computer Services	1.3
Rubber-Tires	1.2
Electric-Generation	1.1
Real Estate Operations & Development	1.0
Transport-Services	1.0
Cellular Telecom	0.9
Lighting Products & Systems	0.9
Insurance-Property/Casualty	0.9
Auto-Heavy Duty Trucks	0.8
Real Estate Management/Services	0.8
Retail-Jewelry	0.8
Electronic Components-Misc.	0.8
Building & Construction Products-Misc.	0.7
Tobacco	0.7
Distribution/Wholesale	0.7
Power Converter/Supply Equipment	0.7
Oil Companies-Exploration & Production	0.7
Medical-Generic Drugs	0.6
Telecom Services	0.6
Diversified Minerals	0.6
Building-Residential/Commercial	0.6
Insurance-Reinsurance	0.6
Retail-Building Products	0.6
Chemicals-Specialty	0.6
Advertising Agencies	0.5
Semiconductor Equipment	0.5
Building-Maintenance & Services	0.5
Retail-Apparel/Shoe	0.5
Metal-Copper	0.5
Finance-Leasing Companies	0.5
Multimedia	0.5
Diversified Operations	0.5
Transport-Rail	0.5
Oil Refining & Marketing	0.4
Brewery	0.4
Building-Heavy Construction	0.3
Investment Management/Advisor Services	0.3
Medical Instruments	0.3
Water	0.3
Electric-Distribution	0.3
Metal Processors & Fabrication	0.3
Cosmetics & Toiletries	0.3
Coatings/Paint	0.3
Metal-Iron	0.3
Paper & Related Products	0.3
Entertainment Software	0.3
Industrial Automated/Robotic	0.2
Wire & Cable Products	0.2
Diversified Manufacturing Operations	0.2
Food-Wholesale/Distribution	0.2
Import/Export	0.2
Athletic Footwear	0.2
Medical Products	0.2
Printing-Commercial	0.2
Steel Pipe & Tube	0.2
Retail-Propane Distribution	0.2
Petrochemicals	0.2
Chemicals-Other	0.2
Retail-Regional Department Stores	0.2
Medical-Wholesale Drug Distribution	0.2
Building & Construction-Misc.	0.1
Retail-Auto Parts	0.1
Machinery-General Industrial	0.1
Building Products-Doors & Windows	0.1
Building Products-Cement	0.1
Casino Hotels	0.1
Transport-Marine	0.1
Electric Products-Misc.	0.1
Photo Equipment & Supplies	0.1
Travel Services	0.1
Semiconductor Components-Integrated Circuits	0.1
Web Portals/ISP	0.1
Aerospace/Defense	0.1
Electronic Connectors	0.1
Retail-Consumer Electronics	0.1
Enterprise Software/Service	0.1
Music	0.1
Apparel Manufacturers	0.1
Advanced Materials	0.1
Batteries/Battery Systems	0.1
Television	0.1
Dialysis Centers	0.1
Oil-Field Services	0.1
Shipbuilding	0.1
Containers-Metal/Glass	0.1
Networking Products	0.1
Electronic Components-Semiconductors	0.1
Food-Baking	0.1
Appliances	0.1
Motorcycle/Motor Scooter	0.1
Repurchase Agreements	0.1
Chemicals-Fibers	0.1
Advertising Services	0.1
Explosives	0.1
Finance-Investment Banker/Broker	0.1
Machinery-Farming	0.1
Commercial Services	0.1

99.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$728,308,761	$—	$—	$728,308,761
Repurchase Agreements	—	390,000	—	390,000

Total Investments at Value	$728,308,761	$390,000	$—	$728,698,761

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 6.9%
Diversified Financial Services — 6.9%
ALBA PLC FRS Series 2005-1, Class A3 0.26% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	413,364	$549,201
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 0.21% (1 ML+0.12%) due 10/25/2046(1)		$17,504	16,062
Anchorage Capital CLO, Ltd. FRS Series 2015-6A, Class ARR 1.17% (3 ML+1.05%) due 07/15/2030*(2)		500,000	499,875
Angel Oak Mtg. Trust VRS Series 2020-4, Class A1 1.47% due 06/25/2065*(1)(3)		435,414	437,987
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 1.24% (1 ML+1.15%) due 05/15/2037*		1,300,000	1,300,373
ARES L CLO, Ltd. FRS Series 2018-50A, Class AR 1.17% (3 ML+1.05%) due 01/15/2032*(2)		2,400,000	2,399,398
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 1.14% (1 ML+1.05%) due 04/15/2036*(4)		1,300,000	1,297,383
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(5)		946,867	1,020,460
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class A 1.21% (SOFR30A+1.16%) due 09/15/2036*(4)		20,174	20,174
Bear Stearns Asset Backed Securities I Trust FRS Series 2006-PC1, Class M2 0.72% (1 ML+0.63%) due 12/25/2035		168,979	168,942
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 1.05% (1 ML+0.96%) due 04/25/2035		56,984	57,009
Birch Grove CLO, Ltd. FRS Series 19A, Class AR 1.25% (3 ML+1.13%) due 06/15/2031*(2)		2,500,000	2,499,370
Bruegel DAC FRS Series 2021-1A, Class A 0.80% (3 ML EUR+0.80%) due 05/22/2031*(4)	EUR	1,900,000	2,203,962
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-3A, Class A1R 1.14% (3 ML+1.00%) due 07/28/2028*(2)		1,683,710	1,684,885
ChaseFlex Trust FRS Series 2007-2, Class A1 0.37% (1 ML+0.28%) due 05/25/2037(1)		682,047	661,395
CIFC Funding, Ltd. FRS Series 2017-4A, Class A1R 1.08% (3 ML+0.95%) due 10/24/2030*(2)		1,250,000	1,250,550
CIT Mtg. Loan Trust FRS Series 2007-1, Class 1A 1.44% (1 ML+1.35%) due 10/25/2037*		1,338,093	1,349,014
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(4)		2,400,000	2,545,524
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.25% (1 ML+0.16%) due 12/25/2036*		1,154,519	771,161
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)		1,100,000	1,201,574
Countrywide Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 0.51% (1 ML+0.42%) due 05/25/2036(1)		3,226,967	2,978,905
Countrywide Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		120,129	90,994
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		176,866	165,509
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		673,636	387,812
Countrywide Asset-Backed Certs. FRS Series 2006-26, Class 1A 0.23% (1 ML+0.14%) due 06/25/2037		182,147	173,899
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 0.23% (1 ML+0.14%) due 07/25/2037		108,706	107,002
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 0.34% (1 ML+0.25%) due 06/25/2047		800,000	787,840
Countrywide Asset-Backed Certs. FRS Series 2006-12, Class 1A 0.35% (1 ML+0.26%) due 12/25/2036		1,085,553	1,084,733
Credit Suisse Commercial Mtg. FRS Series 2021-SOP2, Class A 1.06% (1 ML+0.97%) due 06/15/2034*(4)		1,800,000	1,793,140
CSMC Trust VRS Series 2020-RPL5, Class A1 3.02% due 08/25/2060*(1)(3)		329,390	332,584

CWABS Asset-Backed Certs. Trust FRS Series 2005-3, Class MV7 2.04% (1 ML+1.95%) due 08/25/2035		1,100,000	1,110,767
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(4)		2,400,000	2,518,418
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 0.75% (1 ML+0.66%) due 07/25/2035		247,121	249,036
Eurosail PLC FRS Series 2006-4X, Class A3C 0.22% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	60,371	82,312
Eurosail PLC FRS Series 2007-3A, Class A3C 1.02% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	384,940	526,789
Eurosail PLC FRS Series 2007-3X, Class A3A 1.02% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	341,250	466,695
Eurosail PLC FRS Series 2007-3X, Class A3C 1.02% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	454,929	622,569
Fremont Home Loan Trust FRS Series 2005-1, Class M5 1.15% (1 ML+1.07%) due 06/25/2035		790,547	792,626
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 1.18% (3 ML+1.05%) due 01/21/2028*(2)		617,525	617,835
GCAT LLC Series 2019-4, Class A1 3.23% due 11/26/2049*(1)		1,042,607	1,057,609
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.27% (1 ML+0.19%) due 01/19/2038(1)		15,710	15,343
HarborView Mtg. Loan Trust FRS Series 2006-1, Class 2A1A 0.56% (1 ML+0.48%) due 03/19/2036(1)		1,465,766	1,470,012
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 2.68% due 07/19/2035(1)(3)		127,308	105,058
HERA Commercial Mtg., Ltd. FRS Series 2021-FL1, Class A 1.14% (1 ML+1.05%) due 02/18/2038*		1,200,000	1,190,250
Home Equity Asset Trust FRS Series 2005-4, Class M6 1.17% (1 ML+1.08%) due 10/25/2035		800,000	799,902
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)		1,600,000	1,666,811
JPMorgan Mtg. Acquisition Trust FRS Series 2006-WMC2, Class A1 0.36% (1 ML+0.27%) due 07/25/2036		325,930	294,760
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 0.35% (1 ML+0.26%) due 06/25/2037		822,532	817,679
KKR CLO 9, Ltd. FRS Series 9, Class AR2 1.07% (3 ML+0.95%) due 07/15/2030*(2)		600,000	599,849
KKR CLO, Ltd. FRS Series 18, Class AR 1.06% (3 ML+0.94%) due 07/18/2030*(2)		300,000	299,925
LCM 30, Ltd. FRS Series 30A, Class AR 1.21% (3 ML+1.08%) due 04/20/2031*(2)		1,600,000	1,599,598
LCM XV LP FRS Series 15A, Class AR2 1.13% (3 ML+1.00%) due 07/20/2030*(2)		627,649	627,491
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*		881,478	886,316
LFT CRE, Ltd. FRS Series 2021-FL1, Class A 1.26% (1 ML+1.17%) due 06/15/2039*		1,100,000	1,099,182
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 1.22% (1 ML+1.13%) due 05/15/2036*		490,419	490,419
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class A 1.39% (1 ML+1.30%) due 07/15/2036*		500,000	499,845
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.26% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	579,027	767,280
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.68% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	852,591	1,153,517
Marble Point CLO X, Ltd. FRS Series 2017-A1, Class AR 1.16% (3 ML+1.04%) due 10/15/2030*(2)		700,000	699,824
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 0.91% (1 ML+0.83%) due 10/25/2034		547,096	545,763

MidOcean Credit CLO II FRS Series 2013-2A, Class ARR 1.22% (3 ML+1.03%) due 01/29/2030*(2)	500,000	499,875
MidOcean Credit CLO VIII FRS Series 2018-8A, Class A1R 1.18% (3 ML+1.05%) due 02/20/2031*(2)	500,000	499,874
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(3)	779,089	797,387
MKS CLO, Ltd. FRS Series 2017-1A, Class AR 1.13% (3 ML+1.00%) due 07/20/2030*(2)	1,800,000	1,799,548
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(4)	1,800,000	1,909,713
MortgageIT Trust FRS Series 2005-2, Class 1A1 0.61% (1 ML+0.52%) due 05/25/2035(1)	32,201	32,539
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(4)	1,600,000	1,735,989
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(4)	800,000	873,738
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(3)	1,176,921	1,206,455
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(3)	560,112	573,328
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(3)	673,075	722,062
OZLM XVI, Ltd. FRS Series 2017-16A, Class A1R 1.15% (3 ML+1.03%) due 05/16/2030*(2)	800,000	799,799
Palmer Square Loan Funding, Ltd. FRS Series 2021-3A, Class A1 0.97% (3 ML+0.80%) due 07/20/2029*(2)	1,800,000	1,799,541
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 1.02% (3 ML+0.90%) due 11/15/2026*(2)	299,202	299,030
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 0.97% (1 ML+0.88%) due 09/15/2034*(4)	1,400,000	1,398,711
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.04% (1 ML+0.95%) due 11/25/2065*	360,759	365,494
RASC Trust FRS Series 2007-KS2, Class AI4 0.31% (1 ML+0.22%) due 02/25/2037	500,000	484,822
RASC Trust FRS Series 2005-KS6, Class M6 1.14% (1 ML+1.05%) due 07/25/2035	400,000	400,866
Romark CLO, Ltd. FRS Series 2017-1A, Class A1R 1.15% (3 ML+1.03%) due 10/23/2030*(2)	1,050,000	1,049,736
Saxon Asset Securities Trust FRS Series 2005-4, Class M2 0.76% (1 ML+0.68%) due 11/25/2037	2,600,000	2,594,401
Sculptor CLO XXV, Ltd. FRS Series 25A, Class A1 1.40% (3 ML+1.27%) due 01/15/2031*(2)	600,000	600,724
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 1.54% (1 ML+1.45%) due 02/17/2032*	680,954	689,711
Sound Point CLO XII, Ltd. FRS Series 2016-2A, Class AR2 1.18% (3 ML+1.05%) due 10/20/2028*(2)	1,852,079	1,852,435
Sound Point CLO XV, Ltd. FRS Series 2017-1A, Class ARR 1.02% (3 ML+0.90%) due 01/23/2029*(2)	500,000	500,193
Soundview Home Loan Trust FRS Series 2007-NS1, Class A4 0.39% (1 ML+0.30%) due 01/25/2037	1,300,000	1,256,528
Soundview Home Loan Trust FRS Series 2006-WF2, Class M2 0.49% (1 ML+0.41%) due 12/25/2036	500,000	492,455
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*	362,766	361,424
TBW Mtg.-Backed Trust Series Series 2006-3, Class 1A 6.00% due 07/25/2036(1)	704,992	444,434
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 0.97% (3 ML+0.84%) due 04/20/2028*(2)	1,472,677	1,472,870
Towd Point Mtg. Trust FRS Series 2019-HY2, Class A1 1.09% (1 ML+1.00%) due 05/25/2058*	435,530	438,553

Towd Point Mtg. Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(3)		493,673	507,684
Towd Point Mtg. Trust VRS Series 2019-SJ3, Class A1 3.00% due 11/25/2059*(3)		196,460	196,688
Uropa Securities PLC FRS Series 2008-1, Class A 0.26% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	511,000	681,404
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.32% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	277,214	367,432
Uropa Securities PLC FRS Series 2008-1, Class M1 0.41% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	140,055	185,616
Uropa Securities PLC FRS Series 2008-1, Class M2 0.61% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	109,399	145,550
Uropa Securities PLC FRS Series 2008-1, Class B 0.81% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	116,612	155,809
Venture XIV CLO, Ltd. FRS Series 2013-14A, Class ARR 1.15% (3 ML+1.03%) due 08/28/2029*(2)		2,400,000	2,399,246
Venture XXV CLO, Ltd. FRS Series 2016-25A, Class ARR 1.15% (3 ML+1.02%) due 04/20/2029*(2)		366,145	366,323
Vibrant CLO VI, Ltd. FRS Series 2017-6A, Class AR 1.07% (3 ML+0.95%) due 06/20/2029*(2)		1,000,000	999,748
Vibrant CLO VII, Ltd. FRS Series 2017-7A, Class A1R 1.17% (3 ML+1.04%) due 09/15/2030*(2)		500,000	499,875
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 0.63% (1 ML+0.54%) due 12/25/2045(1)		252,855	259,517
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 1.74% (COFI+1.50%) due 08/25/2046(1)		1,034,064	1,020,985
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)		2,100,000	2,250,277

Total Asset Backed Securities (cost $89,780,050)			91,498,586

U.S. CORPORATE BONDS & NOTES — 6.1%
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 2.20% due 02/04/2026		700,000	701,777
Boeing Co. Senior Notes 3.60% due 05/01/2034		280,000	292,609

			994,386

Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Senior Sec. Notes 3.85% due 06/15/2026		800,000	840,000

Airlines — 0.5%
Alaska Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 4.80% due 02/15/2029*		184,322	204,634
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		540,281	547,866
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.25% due 04/15/2030		154,333	150,355
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class A 4.00% due 01/15/2027		284,840	276,901
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 4.00% due 08/15/2030		78,125	78,434
JetBlue Pass-Through Trust Senior Sec. Notes 4.00% due 11/15/2032		483,641	530,939
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027		1,000,000	1,154,044
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		405,330	398,737
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		788,552	800,098
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		788,552	789,378
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031		820,250	887,555
United Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 5.88% due 04/15/2029		632,310	707,539

US Airways Pass Through Trust Pass-Through Certs. Series 2012-1, Class A 5.90% due 04/01/2026	45,547	47,648

		6,574,128

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	628,000	664,299

Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025	700,000	742,854

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	65,073
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	900,000	900,000

		965,073

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	300,000	289,717
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,100,000	1,248,942

		1,538,659

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	200,000	204,479

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	787,500	830,812
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,000,000	1,128,750
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026	500,000	507,565

		2,467,127

Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	100,000	98,699
International Flavors & Fragrances, Inc. Senior Notes 3.27% due 11/15/2040*	400,000	411,518

		510,217

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	847,141

Computer Services — 0.0%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	200,000	202,870

Computers — 0.1%
Dell International LLC/EMC Corp. Senior Notes 8.10% due 07/15/2036	1,100,000	1,667,646

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 3.63% due 11/01/2031*	500,000	515,000

Diversified Banking Institutions — 0.1%
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	819,232

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 6.25% due 05/01/2025*	703,000	802,972

Electric-Generation — 0.1%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,000,000	957,875

Electric-Integrated — 0.9%
Alabama Power Co. Senior Notes 3.70% due 12/01/2047	300,000	342,380
Arizona Public Service Co. Senior Notes 2.65% due 09/15/2050	400,000	372,539
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	836,000	970,221
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,940,873
Entergy Mississippi LLC 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	2,001,385
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	400,000	384,620

IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	700,000	741,005
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 12/01/2027	500,000	512,133
Pacific Gas & Electric Co. 1st Mtg. Notes 3.50% due 06/15/2025	30,000	31,437
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 08/01/2023	400,000	416,620
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 03/15/2046	1,300,000	1,319,442
Rochester Gas and Electric Corp. 1st Mtg. Bonds 1.85% due 12/01/2030*	960,000	926,979
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043	200,000	211,564
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	1,500,000	1,665,846
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	200,000	216,726
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	480,000	569,274

		12,623,044

Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	950,000	1,058,446
Marvell Technology, Inc. Company Guar. Notes 4.20% due 06/22/2023*	700,000	735,063

		1,793,509

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	737,116

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	1,300,000	1,521,502

Finance-Consumer Loans — 0.1%
OneMain Finance Corp. Company Guar. Notes 8.88% due 06/01/2025	800,000	867,000

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 4.38% due 03/11/2029	200,000	226,226

Finance-Leasing Companies — 0.0%
Aviation Capital Group LLC* Senior Notes 5.50% due 12/15/2024	400,000	443,991

Finance-Mortgage Loan/Banker — 0.0%
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	500,000	497,500

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	200,000	253,322

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	100,000	97,635
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	1,400,000	1,704,952

		1,802,587

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	700,000	705,370

Insurance-Life/Health — 0.2%
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	1,800,000	2,079,846

Insurance-Multi-line — 0.0%
Guardian Life Insurance Co. of America Sub. Notes 3.70% due 01/22/2070*	500,000	545,616

Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	400,000	513,850

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 3.40% due 06/15/2030	1,000,000	1,065,504
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	21,896

		1,087,400

Investment Management/Advisor Services — 0.0%
Stifel Financial Corp. Senior Notes 4.00% due 05/15/2030	400,000	441,239

Machinery-General Industrial — 0.1%
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 4.40% due 03/15/2024	1,600,000	1,709,715

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	900,000	923,310
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	300,000	387,009

		1,310,319

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	700,000	842,132
Illumina, Inc. Senior Notes 2.55% due 03/23/2031	400,000	401,525

		1,243,657

Medical-Drugs — 0.1%
Bayer US Finance II LLC FRS Company Guar. Notes 1.13% (3 ML+1.01%) due 12/15/2023*	200,000	202,604
Prestige Brands, Inc. Company Guar. Notes 3.75% due 04/01/2031*	500,000	483,088

		685,692

Medical-Hospitals — 0.2%
Banner Health Notes 1.90% due 01/01/2031	500,000	489,642
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	300,000	332,424
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	580,000	597,067
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	801,854

		2,220,987

Oil Companies-Exploration & Production — 0.1%
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	1,100,000	1,218,148

Pipelines — 0.4%
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031*	300,000	312,005
Energy Transfer LP Senior Notes 4.75% due 01/15/2026	40,000	44,293
Energy Transfer LP Senior Notes 6.05% due 06/01/2041	1,200,000	1,501,304
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	1,070,000	1,054,084
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	633,923
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,761,455
Williams Cos., Inc. Senior Notes 2.60% due 03/15/2031	600,000	601,533

		5,908,597

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	115,707
American Tower Corp. Senior Notes 2.10% due 06/15/2030	200,000	194,463
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,282,761
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	746,337
Brixmor Operating Partnership LP FRS Senior Notes 1.18% (3 ML+1.05%) due 02/01/2022	1,400,000	1,403,086
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	100,000	100,442
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	320,545
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	108,000	122,941
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	800,000	848,632
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,290,755
Highwoods Realty LP Senior Notes 2.60% due 02/01/2031	100,000	100,244
Hudson Pacific Properties LP Company Guar. Notes 3.95% due 11/01/2027	8,000	8,627
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	600,000	591,994
Physicians Realty LP Company Guar. Notes 3.95% due 01/15/2028	315,000	347,345

STORE Capital Corp. Senior Notes 4.50% due 03/15/2028		10,000	11,217
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		1,300,000	1,451,190
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029		2,700,000	3,034,466
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024		500,000	538,088

			12,508,840

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028		900,000	1,004,293

Software Tools — 0.1%
VMware, Inc. Senior Notes 4.50% due 05/15/2025		700,000	771,473

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.65% due 06/01/2051		480,000	499,648
AT&T, Inc. Senior Notes 3.85% due 06/01/2060		1,300,000	1,370,766
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		300,000	346,651

			2,217,065

Transport-Equipment & Leasing — 0.1%
DAE Funding LLC Company Guar. Notes 1.55% due 08/01/2024*		1,800,000	1,775,700

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060		500,000	448,100

Total U.S. Corporate Bonds & Notes (cost $75,270,737)			80,475,662

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		300,000	312,390
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		500,000	559,006

			871,396

Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*		520,595	520,412
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		488,212	511,923

			1,032,335

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*		20,000	21,091
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*		300,000	319,437

			340,528

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*		900,000	946,960
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*		400,000	433,929
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*		500,000	555,976

			1,936,865

Banks-Commercial — 0.3%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,068,567
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,386,344
DNB Bank ASA Senior Notes 1.13% due 09/16/2026*		600,000	590,568
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*		400,000	397,957

			3,443,436

Banks-Mortgage — 0.0%
Nykredit Realkredit AS Notes 1.00% due 10/01/2050	DKK	100,000	14,578

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 3.80% due 01/08/2026		400,000	402,172
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	216,050

Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		400,000	360,376

			978,598

Diversified Banking Institutions — 1.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	1,013,060
Barclays PLC Senior Notes 3.38% due 04/02/2025	EUR	300,000	373,074
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	1,012,236
Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025		250,000	267,613
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032		700,000	707,821
Deutsche Bank AG Senior Notes 3.55% due 09/18/2031		750,000	794,016
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025		700,000	748,553
HSBC Holdings PLC FRS Senior Notes 1.49% (3 ML+1.38%) due 09/12/2026		1,000,000	1,031,700
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	676,907
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 0.98% (3 ML+0.86%) due 07/26/2023		1,400,000	1,417,076
Mizuho Financial Group, Inc. FRS Senior Notes 1.11% (3 ML+1.00%) due 09/11/2024		800,000	809,603
Natwest Group PLC FRS Senior Notes 1.59% (3 ML+1.47%) due 05/15/2023		400,000	402,700
Natwest Group PLC Senior Notes 3.88% due 09/12/2023		800,000	843,230
Natwest Group PLC Senior Notes 4.27% due 03/22/2025		200,000	214,165
Natwest Group PLC Senior Notes 4.89% due 05/18/2029		1,100,000	1,268,429
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025		1,000,000	1,000,349
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030		600,000	589,246
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 2.14% due 09/23/2030		800,000	769,717
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*		550,000	605,442
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		900,000	910,111

			15,455,048

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*		700,000	769,004

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*		200,000	196,002

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029		500,000	568,718

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025		700,000	724,602

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026		1,000,000	1,009,260
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*		318,000	311,681
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*		400,000	410,214
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023		200,000	204,790
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*		1,200,000	1,248,887
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*		1,200,000	1,219,346

Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*		100,000	104,099
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*		112,000	121,317

			4,629,594

Finance-Mortgage Loan/Banker — 0.0%
Jyske Realkredit A/S Notes 1.50% due 10/01/2053	DKK	200,000	30,031
Nordea Kredit Realkreditaktieselskab Notes 1.50% due 10/01/2053	DKK	100,000	15,019
Realkredit Danmark A/S Notes 1.50% due 10/01/2053	DKK	100,000	14,806

			59,856

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*		1,200,000	1,224,360

Insurance-Reinsurance — 0.0%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*		400,000	413,064

Machinery-Construction & Mining — 0.1%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*		900,000	894,260

Oil Companies-Exploration & Production — 0.2%
Aker BP ASA Senior Notes 4.00% due 01/15/2031*		200,000	217,418
Petronas Energy Canada, Ltd. Company Guar. Notes 2.11% due 03/23/2028*		700,000	697,437
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*		1,600,000	1,744,931
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*		10,000	10,572
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*		300,000	335,529

			3,005,887

Oil Companies-Integrated — 0.1%
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*		900,000	894,708

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*		2,700,000	2,773,950

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*		300,000	315,314

Transport-Marine — 0.0%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*		600,000	638,896

Total Foreign Corporate Bonds & Notes (cost $39,818,884)			41,180,999

U.S. GOVERNMENT AGENCIES — 12.3%
Federal Home Loan Mtg. Corp. — 0.6%
4.00% due 04/01/2048		92,310	98,797
4.00% due 08/01/2048		8,992	9,643
4.00% due 01/01/2049		803,819	859,580
4.00% due 02/01/2049		70,656	75,512
4.00% due 01/01/2050		82,888	88,585
4.50% due 08/01/2048		1,128,517	1,233,274
Federal Home Loan Mtg. Corp. STRIPS FRS
Series 314, Class S2 5.80% (5.89% - 1 ML) due 09/15/2043(1)(6)(7)		931,749	192,409
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21% due 04/25/2028(3)(4)		2,700,000	2,960,605
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)		1,143,360	1,244,666
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 0.44% (1 ML+0.35%) due 01/15/2038(1)		641,841	643,044
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.89% due 01/15/2038(1)(3)(6)		641,841	39,401

			7,445,516

Federal National Mtg. Assoc. — 4.0%
3.79% due 01/01/2029		1,800,000	1,968,211
4.00% due 07/01/2045		980,044	1,071,724
4.00% due 02/01/2046		984,837	1,072,511
4.00% due 09/01/2046		976,038	1,063,998
4.00% due 07/01/2048		293,736	314,726
4.00% due 08/01/2048		4,572	4,899
4.00% due 11/01/2048		90,398	96,696
4.00% due 03/01/2049		1,917,995	2,052,669
4.00% due 07/01/2049		422,526	451,565

4.00% due 09/01/2049		12,998,704	13,892,053
4.00% due 03/01/2050		12,498,751	13,357,741
4.00% due 05/01/2050		5,059,369	5,407,079
4.00% due 06/01/2050		53,382	57,146
4.00% due 09/01/2050		9,968,792	10,653,907
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(6)		540,134	35,112
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 0.44% (1 ML+0.35%) due 10/25/2040(1)		333,829	334,856
Series 2007-85, Class FL 0.63% (1 ML+0.54%) due 09/25/2037(1)		1,324,494	1,349,182
Series 2012-21, Class FQ 0.64% (1 ML+0.55%) due 02/25/2041(1)		206,795	207,620

			53,391,695

Government National Mtg. Assoc. — 0.5%
Government National Mtg. Assoc. REMIC FRS Series 2014-H02, Class FB 0.73% (1 ML+0.65%) due 12/20/2063(1)		659,580	662,796
Series 2016-H11, Class F 0.88% (1 ML+0.80%) due 05/20/2066(1)		1,788,576	1,812,356
Series 2016-H14, Class FA 0.88% (1 ML+0.80%) due 06/20/2066(1)		1,017,981	1,031,478
Series 2016-H17, Class FC 0.91% (1 ML+0.83%) due 08/20/2066(1)		2,325,755	2,360,310

			5,866,940

Uniform Mtg. Backed Securities — 7.2%
1.50% due January 15 TBA		10,300,000	10,322,526
1.50% due November 30 TBA		2,400,000	2,323,969
2.00% due January 30 TBA		30,800,000	30,668,859
3.00% due January 30 TBA		28,900,000	30,073,227
3.50% due December 30 TBA		15,400,000	16,267,453
4.00% due December 30 TBA		5,000,000	5,353,118

			95,009,152

Total U.S. Government Agencies (cost $161,196,960)			161,713,303

U.S. GOVERNMENT TREASURIES — 5.5%
United States Treasury Bonds — 5.5%
zero coupon due 08/15/2044 STRIPS		100,000	62,816
zero coupon due 05/15/2050 STRIPS		2,000,000	1,140,268
1.13% due 05/15/2040		9,980,000	8,614,767
1.38% due 11/15/2040		23,190,000	20,861,035
1.75% due 08/15/2041		9,500,000	9,128,906
1.88% due 02/15/2041		14,000,000	13,722,188
2.00% due 08/15/2051		2,300,000	2,330,547
2.25% due 05/15/2041		3,100,000	3,229,813
2.75% due 11/15/2047		100,000	116,258
2.88% due 11/15/2046		290,000	343,197
3.00% due 02/15/2048		4,320,000	5,256,225
3.13% due 05/15/2048		620,000	772,239
4.38% due 05/15/2041		5,500,000	7,693,770

Total U.S. Government Treasuries (cost $73,772,007)			73,272,029

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Dominican Republic Senior Notes 4.88% due 09/23/2032*		1,200,000	1,213,500
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	400,000	423,096
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		300,000	358,560
Republic of Peru Senior Notes 3.30% due 03/11/2041		200,000	196,210
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	2,900,000	751,350
Republic of Peru Bonds 5.94% due 02/12/2029	PEN	1,500,000	388,630
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	177,606
State of Qatar Senior Notes 4.40% due 04/16/2050*		700,000	853,153

Total Foreign Government Obligations (cost $4,647,303)			4,362,105

MUNICIPAL BONDS & NOTES — 0.1%
State of Wisconsin Revenue Bonds Series A 2.10% due 05/01/2026		500,000	515,966
Texas Transportation Commission State Highway Fund Revenue Bonds 4.00% due 10/01/2033		1,000,000	1,203,887

Total Municipal Bonds & Notes (cost $1,718,357)			1,719,853

LOANS(8)(9)(10) — 0.0%
Computer Services — 0.0%
Virtusa Corp. FRS BTL-B 4.50% (1ML+3.75%) due 02/11/2028 (cost $392,110)		398,000	399,493

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.2%
Stichting AK Rabobank Certificaten 19.44% due 12/29/2021†(11)	EUR	945,450	1,516,892

Truist Financial Corp. Series Q 5.10% due 03/01/2030(11)	1,300,000	1,454,440

		2,971,332

Diversified Banking Institutions — 0.1%
BNP Paribas SA 4.63% due 02/25/2031*(11)	200,000	201,000
HSBC Holdings PLC 4.60% due 12/17/2030(11)	600,000	596,178

		797,178

Electric-Integrated — 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(11)	500,000	528,275

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Series I 4.00% due 06/01/2026(11)	500,000	514,575

Investment Management/Advisor Services — 0.0%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(11)	500,000	449,864

Total Preferred Securities/Capital Securities (cost $4,402,299)		5,261,224

OPTIONS - PURCHASED†(12) — 0.3%
Exchanged-Traded Put Option — Purchased (cost $9,188,150)	723	3,907,815

Total Long-Term Investment Securities (cost $460,186,857)		463,791,069

SHORT-TERM INVESTMENT SECURITIES — 65.1%
U.S. Government Treasuries — 65.1%
United States Cash Management Bills 0.04% due 01/04/2022(13)	15,200,000	15,198,379
0.04% due 01/11/2022(13)	1,600,000	1,599,826
0.04% due 01/18/2022(13)	17,500,000	17,497,346
0.04% due 01/25/2022(13)	15,300,000	15,298,049
0.05% due 11/23/2021	23,100,000	23,099,209
United States Treasury Bills 0.03% due 11/26/2021(13)	6,700,000	6,699,737
0.05% due 02/01/2022	13,000,000	12,998,007
0.05% due 11/30/2021	8,300,000	8,299,616
0.05% due 01/06/2022(13)	19,800,000	19,797,459
0.05% due 01/13/2022	2,300,000	2,299,719
0.05% due 01/27/2022(13)	9,300,000	9,298,708
0.05% due 02/17/2022	140,700,000	140,675,729
0.05% due 02/24/2022(14)	172,100,000	172,068,389
0.05% due 03/03/2022	14,100,000	14,097,133
0.05% due 03/24/2022	9,700,000	9,697,784
0.05% due 03/31/2022	201,900,000	201,847,421
0.05% due 04/14/2022	4,800,000	4,798,661
0.05% due 04/21/2022	800,000	799,762
0.06% due 04/07/2022	136,600,000	136,564,256
0.06% due 04/28/2022	47,800,000	47,784,638

Total Short-Term Investment Securities (cost $860,445,589)		860,419,828

REPURCHASE AGREEMENTS — 4.9%
Agreement with JPMorgan Chase, bearing interest at 0.04% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $64,500,215 and collateralized by $67,829,000 of United States Treasury Notes, bearing interest at 0.38% due 01/31/2026 and having an approximate value of $67,829,000 (cost $64,500,000)	64,500,000	64,500,000

TOTAL INVESTMENTS (cost $1,385,132,446)	105.0%	1,388,710,897
Liabilities in excess of other assets	(5.0)	(65,829,700)

NET ASSETS	100.0%	$1,322,881,197

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $109,582,923 representing 8.3% of net assets.

**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (see Note 1).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2021.
(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	Perpetual maturity - maturity date reflects the next call date.

(12)	Options — Purchased

Exchange— Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2022	$2,925	241	$110,989,658	$1,579,040	$648,290	$(930,750)
S&P 500 Index	June 2022	3,350	241	110,989,658	2,856,340	1,189,335	(1,667,005)
S&P 500 Index	June 2022	3,750	241	110,989,658	4,752,770	2,070,190	(2,682,580)

					$9,188,150	$3,907,815	$(5,280,335)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 ML EUR — 3 Month Euro LIBOR

3 ML GBP — 3 Month British Pound Sterling LIBOR

COFI — 11th District Cost of Funds

SOFR — Secured Overnight Financing Rate

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 11/17/2021	Barclays Bank PLC	November 2021	0.80%	$2,800	$3,204	$81	$3,123
Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.50% versus CDX Investment Grade Index maturing on 01/19/2022	Barclays Bank PLC	January 2022	3.50%	500	2,761	2,262	499
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 01/19/2022	Barclays Bank PLC	January 2022	0.80%	500	710	283	427
Put option to enter into an interest rate swap for the right to receive a fixed rate of 4.25% versus CDX Investment Grade Index maturing on 02/16/2022	Barclays Bank PLC	February 2022	4.25%	400	2,846	2,136	710
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.02% versus CDX Investment Grade Index maturing on 11/17/2021	Goldman Sachs	November 2021	1.02%	3,300	16,104	260	15,844
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.02% versus CDX Investment Grade Index maturing on 01/19/2022	Goldman Sachs	January 2022	1.02%	3,600	15,480	9,315	6,165
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.04% versus CDX Investment Grade Index maturing on 12/15/2021	Goldman Sachs	December 2021	1.04%	3,600	14,400	5,545	8,855
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 01/19/2022	Bank of America	January 2022	0.80%	600	836	340	496
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.01% versus CDX Investment Grade Index maturing on 01/19/2022	Bank of America	January 2022	1.01%	2,300	10,580	5,998	4,582
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.80% versus CDX Investment Grade Index maturing on 01/19/2022	Morgan Stanley Capital Services, LLC	January 2022	0.80%	3,900	4,972	2,570	2,402

					$71,893	$28,790	$43,103

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
578	Long	Russell 2000 E— Mini Index	December 2021	$64,489,321	$66,334,170	$1,844,849
2,600	Long	S&P 500 E— Mini Index	December 2021	579,155,613	597,610,000	18,454,387
96	Short	Euro— Bund	December 2021	19,116,617	18,657,283	459,334
44	Short	Euro— OAT	December 2021	8,572,396	8,341,696	230,700
29	Short	U.S. Treasury Long Bonds	December 2021	4,741,005	4,664,469	76,536
32	Short	U.S. Treasury Ultra Bonds	December 2021	6,337,316	6,285,000	52,316

						$21,118,122

						Unrealized (Depreciation)
49	Long	Euro— BTP	December 2021	$8,709,508	$8,398,039	$(311,469)
1,691	Long	MSCI EAFE	December 2021	200,192,395	197,813,180	(2,379,215)
458	Long	U.S. Treasury 10 Year Notes	December 2021	61,100,699	59,862,031	(1,238,668)
97	Long	U.S. Treasury 10 Year Ultra Bonds	December 2021	14,367,478	14,068,032	(299,446)
103	Long	U.S. Treasury 2 Year Notes	December 2021	22,589,319	22,582,750	(6,569)
534	Long	U.S. Treasury 5 Year Notes	December 2021	65,795,122	65,014,500	(780,622)

						$(5,015,989)

Net Unrealized Appreciation (Depreciation)						$16,102,133

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	4,448,000	USD	6,014,599	11/02/2021	$—	$(72,715)
	PEN	5,797,212	USD	1,385,964	04/05/2022	—	(55,296)
	USD	597,834	GBP	443,000	11/02/2021	8,434	—
	USD	8,633	RUB	645,448	11/22/2021	432	—
	USD	5,516,827	GBP	4,005,000	12/02/2021	35,682	—
	USD	9,781	RUB	729,560	12/20/2021	403	—

						44,951	(128,011)

Barclays Bank PLC	USD	2,697	RUB	201,349	11/22/2021	131	—

Citibank N.A.	BRL	84,753	USD	15,022	12/02/2021	92	—
	USD	15,108	BRL	84,753	11/03/2021	—	(90)
	USD	164,947	RUB	12,204,572	11/22/2021	6,454	—
	USD	6,477	RUB	480,918	12/20/2021	237	—

						6,783	(90)

Goldman Sachs Bank USA	BRL	5,820,619	USD	1,015,000	11/03/2021	—	(16,330)
	DKK	95,000	USD	14,815	04/01/2022	—	(4)
	EUR	3,936,000	USD	4,563,576	11/02/2021	13,560	—
	USD	1,071,123	BRL	5,735,866	11/03/2021	—	(54,811)
	USD	2,838	RUB	211,631	11/22/2021	134	—
	USD	1,214	MXN	25,000	12/15/2021	—	(8)
	USD	15,736	RUB	1,170,745	12/20/2021	608	—
	USD	334,754	RUB	24,268,189	01/24/2022	1,567	—

						15,869	(71,153)

Net Unrealized Appreciation/(Depreciation)						$67,734	$(199,254)

BRL — Brazilian Real

EUR — Euro Currency

DKK — Danish Krone

GBP — British Pound Sterling

MXN — Mexican Peso

PEN — Peruvian Sol

RUB — New Russian Ruble

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio /Frequency	Payments Made by the Portfolio /Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	6,920	07/15/2031	3 Month USD LIBOR— BBA/Quarterly	1.4675%/Semi— annually	$—	$69,113
USD	9,600	07/21/2031	3 Month USD LIBOR— BBA/Quarterly	1.4410%/Semi— annually	—	95,683

					$—	$164,796

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio /Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CAD	800	03/03/2025	1.220%/Semi— annually	3 Month Canadian Offered Rate/Semi— annually	$4	$(13,250)
CAD	3,400	03/04/2025	1.235%/Semi— annually	3 Month Canadian Offered Rate/Semi— annually	2,060	(57,100)
USD	4,200	12/15/2051	12 Month SOFR/Annually	1.750%/Annually	(177,867)	(91,547)
USD	3,200	12/15/2051	3 Month USD LIBOR— BBA/Quarterly	2.000%/Semi— annually	(103,928)	(81,227)
USD	6,000	03/16/2032	0.250%/Annually	6 Month USD EURIBOR/ Semi— annually	113,672	(177,301)

					$(166,059)	$(420,425)

			Net Unrealized Appreciation/(Depreciation)		$(166,059)	$(255,629)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at October 31, 2021(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Lennar Corp.	5.000	% /Quarterly	12/20/2025	0.7384%	$100	$16,306	$824
Verizon Communications, Inc.	1.000	% /Quarterly	12/20/2026	0.5274%	100	2,317	30
Boeing Corp.	1.000	% /Quarterly	12/20/2026	0.9468%	200	(391)	909

						$18,232	$1,763

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at October 31, 2021(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Government of South Africa International Bond	1.000	% /Quarterly	12/20/2026	2.0928%	1,000	(49,204)	(3,738)
Government of Colombia International Bond	1.000	% /Quarterly	12/20/2026	1.6261%	1,000	(25,248)	(5,161)

						$(74,452)	$(8,899)

Net Unrealized Appreciation (Depreciation)						$(56,220)	$(7,136)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at October 31, 2021(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX Investment Grade Index Series 36	1.000	% /Quarterly	6/20/2026	0.4707%	$6,200	$146,669	$1,635

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at October 31, 2021(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX Investment Grade Index Series 37	1.000	% /Quarterly	12/20/2026	0.5233%	15,900	$378,547	(2,035)

Net Unrealized Appreciation (Depreciation)						$525,216	$(400)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represe the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset— backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$90,478,126	$1,020,460	$91,498,586
U.S. Corporate Bonds & Notes	—	80,475,662	—	80,475,662
Foreign Corporate Bonds & Notes	—	41,180,999	—	41,180,999
U.S. Government Agencies	—	161,713,303	—	161,713,303
U.S. Government Treasuries	—	73,272,029	—	73,272,029
Foreign Government Obligations	—	4,362,105	—	4,362,105
Municipal Bonds & Notes	—	1,719,853	—	1,719,853
Loans	—	399,493	—	399,493
Exchange-Traded Put Options — Purchased	3,907,815	—	—	3,907,815
Preferred Securities/Capital Securities	—	5,261,224	—	5,261,224
Short-Term Investment Securities	—	860,419,828	—	860,419,828
Repurchase Agreements	—	64,500,000	—	64,500,000

Total Investments at Value	$3,907,815	$1,383,782,622	$1,020,460	$1,388,710,897

Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$43,103	$—	$43,103
Futures Contracts	21,118,122	—	—	21,118,122
Forward Foreign Currency Contracts	—	67,734	—	67,734
Centrally Cleared Interest Rate Swap Contracts	—	164,796	—	164,796
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	1,635	—	1,635
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection	—	1,763	—	1,763

Total Other Financial Instruments	$21,118,122	$279,031	$—	$21,397,153

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$5,015,989	$—	$—	$5,015,989
Forward Foreign Currency Contracts	—	199,254	—	199,254
Centrally Cleared Interest Rate Swap Contracts	—	420,425	—	420,425
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	2,035	—	2,035
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection	—	8,899	—	8,899

Total Other Financial Instruments	$5,015,989	$630,613	$—	$5,646,602

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 80.2%
Aerospace/Defense-Equipment — 0.9%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	$1,439,000	$1,481,292
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,116,000	1,178,217

		2,659,509

Airlines — 1.8%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,629,000	3,256,674
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	306,000	315,180
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	722,000	746,887
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	1,140,000	1,175,317

		5,494,058

Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	488,000	513,620

Auction Houses/Art Dealers — 0.8%
Sotheby’s Senior Sec. Notes 5.88% due 06/01/2029*	920,000	939,550
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,380,000	1,457,542

		2,397,092

Auto Repair Centers — 0.5%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	1,525,000	1,509,750

Auto-Cars/Light Trucks — 2.2%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,842,000	3,100,650
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	2,012,000	2,413,595
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	316,000	418,305
Ford Motor Credit Co. LLC Senior Notes 2.90% due 02/16/2028	475,000	470,844

		6,403,394

Auto-Heavy Duty Trucks — 0.9%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	1,434,000	1,378,432
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,090,000	1,145,863

		2,524,295

Auto/Truck Parts & Equipment-Original — 0.5%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	1,525,000	1,504,031

Batteries/Battery Systems — 0.7%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,183,000	1,133,610
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	841,000	883,050

		2,016,660

Broadcast Services/Program — 0.8%
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	2,142,000	2,317,237

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,495,000	1,386,269

Building & Construction-Misc. — 0.5%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	1,498,000	1,518,598

Building Products-Doors & Windows — 0.7%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	841,000	878,845
PGT Innovations, Inc. Company Guar. Notes 4.38% due 10/01/2029*	1,200,000	1,194,000

		2,072,845

Cable/Satellite TV — 2.7%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,490,000	1,519,800
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,012,000	1,029,710
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,207,440
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	789,206
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	2,285,000	2,093,631

CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	1,415,000	1,457,450

		8,097,237

Casino Services — 0.5%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,415,000	1,488,368

Chemicals-Specialty — 0.4%
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	1,150,000	1,184,431

Circuit Boards — 0.5%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	1,453,000	1,441,826

Coal — 0.5%
SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	1,536,000	1,524,480

Commercial Services — 0.5%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	165,000	171,556
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	1,143,000	1,196,493

		1,368,049

Commercial Services-Finance — 1.8%
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	1,835,000	1,839,587
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	2,318,000	2,106,482
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	1,545,000	1,463,888

		5,409,957

Computer Services — 0.5%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	1,505,000	1,535,100

Computer Software — 0.3%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	1,035,000	988,787

Computers-Integrated Systems — 0.5%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,449,000	1,481,718

Containers-Paper/Plastic — 0.5%
LABL, Inc. Senior Sec. Notes 5.88% due 11/01/2028*	1,262,000	1,269,509
LABL, Inc. Senior Notes 8.25% due 11/01/2029*	229,000	225,043

		1,494,552

Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	1,300,000	1,277,250

Dialysis Centers — 0.8%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	2,300,000	2,311,316

Direct Marketing — 0.3%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	975,000	1,031,063

Disposable Medical Products — 0.5%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	1,056,000	1,051,480
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*	393,000	398,895

		1,450,375

Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,455,000	1,449,544

E-Commerce/Services — 0.3%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,000,000	1,025,930

Electric-Generation — 1.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,390,000	1,438,650
Vistra Operations Co., LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,624,625

		3,063,275

Electric-Integrated — 0.3%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	857,000	809,865

Electronic Parts Distribution — 0.5%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	1,510,000	1,551,450

Enterprise Software/Service — 0.4%
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	310,000	306,512

Clarivate Science Holdings Corp. Senior Notes 4.88% due 07/01/2029*	921,000	917,040

		1,223,552

Finance-Auto Loans — 1.2%
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	1,811,000	1,790,164
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,563,000	1,627,474

		3,417,638

Finance-Commercial — 0.5%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	1,440,000	1,526,400

Finance-Consumer Loans — 1.4%
Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	1,525,000	1,549,781
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	467,000	474,860
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	974,000	1,003,220
LFS Topco LLC Company Guar. Notes 5.88% due 10/15/2026*	1,193,000	1,227,299

		4,255,160

Finance-Credit Card — 0.6%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,605,000	1,641,903

Finance-Investment Banker/Broker — 0.9%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	1,525,000	1,578,375
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	1,102,000	1,124,040

		2,702,415

Finance-Mortgage Loan/Banker — 1.1%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	2,086,000	2,284,170
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	967,000	959,747

		3,243,917

Financial Guarantee Insurance — 0.3%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	779,000	895,048

Food-Misc./Diversified — 0.8%
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	621,000	768,020
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,510,000	1,483,793

		2,251,813

Food-Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	910,000	952,360
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	899,938

		1,852,298

Food-Wholesale/Distribution — 0.9%
C&S Group Enterprises LLC* Company Guar. Notes 5.00% due 12/15/2028	1,450,000	1,348,500
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,335,000	1,391,738

		2,740,238

Gambling (Non-Hotel) — 0.6%
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.63% due 09/01/2029*	845,000	859,787
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	845,000	859,796

		1,719,583

Hotels/Motels — 1.4%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	1,980,000	2,019,105
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	753,000	778,150

Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	1,360,000	1,479,000

		4,276,255

Human Resources — 0.9%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	1,005,000	1,036,406
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	1,515,000	1,518,970

		2,555,376

Independent Power Producers — 1.3%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	932,000	894,729
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	590,000	578,259
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 01/15/2032*	401,000	399,067
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	507,000	494,325
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,455,000	1,418,625

		3,785,005

Internet Telephone — 0.4%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	1,075,000	1,046,728

Investment Management/Advisor Services — 0.4%
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	1,231,000	1,249,465

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	854,910

Medical-Drugs — 0.5%
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	861,000	872,839
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	483,000	498,180

		1,371,019

Medical-Hospitals — 2.5%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	87,000	88,740
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	1,385,000	1,443,862
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	938,000	981,570
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	2,800,000	2,944,620
Legacy LifePoint Health LL Senior Sec. Notes 4.38% due 02/15/2027*	1,227,000	1,214,730
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	649,000	657,113

		7,330,635

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	337,000	347,953

Oil Companies-Exploration & Production — 6.8%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	1,340,000	1,418,390
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,206,000	1,293,881
Apache Corp. Senior Notes 4.75% due 04/15/2043	867,000	949,365
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	2,225,000	2,347,297
Civitas Resources, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,206,000	1,218,301
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	766,000	804,300
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	640,000	649,600
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,308,000	1,342,496
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	1,200,000	1,248,000
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	1,214,000	1,283,805
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	598,000	606,970

Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	947,000	1,051,170
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	695,000	832,263
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,461,000	1,712,482
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	1,104,000	1,132,704
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029*	1,371,000	1,446,405
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	861,000	908,338

		20,245,767

Oil Companies-Integrated — 0.5%
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	1,280,000	1,352,070

Oil Refining & Marketing — 0.4%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,832,000	1,327,843

Oil-Field Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,386,000	1,444,905
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,321,000	1,365,584

		2,810,489

Paper & Related Products — 1.3%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	954,000	967,117
Glatfelter Corp. Company Guar. Notes 4.75% due 11/15/2029*	1,133,000	1,153,281
Sylvamo Corp. Company Guar. Notes 7.00% due 09/01/2029*	1,800,000	1,809,000

		3,929,398

Pharmacy Services — 0.1%
Option Care Health, Inc. Company Guar. Notes 4.38% due 10/31/2029*	425,000	427,125

Pipelines — 7.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,461,000	1,526,745
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,577,000	1,557,288
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	864,000	985,791
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	377,000	504,083
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	417,000	419,982
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	888,000	899,686
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,420,000	2,410,925
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	894,843
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	848,000	851,986
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,978,000	2,076,900
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	2,105,000	2,109,778
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	1,855,000	1,864,071
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	1,775,000	1,799,974
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	593,000	634,510
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	892,000	977,587
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	1,241,000	1,338,083
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,741,000	1,774,427

		22,626,659

Poultry — 0.7%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,075,457
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	987,000	996,870

		2,072,327

Printing-Commercial — 0.5%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	1,525,000	1,605,063

Protection/Safety — 1.0%
APX Group, Inc. Company Guar. Notes 5.75% due 07/15/2029*	1,530,000	1,516,613
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,463,281

		2,979,894

Real Estate Investment Trusts — 4.1%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	732,000	742,980
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	1,235,000	1,224,194
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	593,000	617,580
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	2,280,000	2,291,377
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	624,000	628,742
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,093,000	1,149,563
Service Properties Trust Senior Notes 3.95% due 01/15/2028	133,000	124,022
Service Properties Trust Senior Notes 4.38% due 02/15/2030	1,043,000	980,420
Service Properties Trust Senior Notes 4.75% due 10/01/2026	715,000	708,744
Service Properties Trust Senior Notes 4.95% due 10/01/2029	345,000	332,925
Service Properties Trust Senior Notes 5.25% due 02/15/2026	702,000	707,490
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	130,000	135,993
Starwood Property Trust, Inc. Senior Notes 3.63% due 07/15/2026*	375,000	375,000
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,732,000	1,820,159
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	285,000	299,250

		12,138,439

Real Estate Management/Services — 0.4%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,228,000	1,310,890

Real Estate Operations & Development — 0.7%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	1,072,000	1,093,440
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 02/01/2030	850,000	855,313

		1,948,753

Recycling — 0.5%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,443,000	1,498,916

Rental Auto/Equipment — 0.5%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,635,000	1,561,425

Research & Development — 0.4%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	1,084,000	1,162,590

Resorts/Theme Parks — 1.0%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	1,570,000	1,599,437
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,315,000	1,402,119

		3,001,556

Retail-Apparel/Shoe — 0.4%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	710,000	695,800

Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	365,000	357,700

		1,053,500

Retail-Automobile — 0.6%
Carvana Co. Company Guar. Notes 4.88% due 09/01/2029*	575,000	556,313
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	1,172,000	1,180,790

		1,737,103

Retail-Building Products — 0.5%
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	1,528,000	1,497,440

Retail-Pawn Shops — 0.5%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,401,000	1,444,781

Retail-Petroleum Products — 0.5%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	210,000	206,588
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,190,000	1,253,605

		1,460,193

Retail-Restaurants — 1.9%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	836,000	885,115
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	2,000,000	1,830,000
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	1,515,000	1,514,061
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,300,000	1,396,018

		5,625,194

Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,325,000	1,502,153

Security Services — 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	410,000	404,063
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,020,000	1,052,436
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	425,000	445,443

		1,901,942

Steel-Producers — 1.4%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	753,000	777,472
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	846,000	900,990
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	884,000	967,980
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,481,000	1,466,190

		4,112,632

Steel-Specialty — 0.5%
Allegheny Technologies, Inc. Senior Notes 4.88% due 10/01/2029	531,000	530,628
Allegheny Technologies, Inc. Senior Notes 5.13% due 10/01/2031	995,000	991,219

		1,521,847

Telephone-Integrated — 1.4%
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	1,229,000	1,257,550
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	1,770,000	1,776,637
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,031,000	1,006,292

		4,040,479

Television — 1.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	422,000	489,520
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,739,168
Gray Escrow II, Inc. Senior Notes 5.38% due 11/15/2031*	534,000	540,995
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	1,500,000	1,479,574

		4,249,257

Transport-Air Freight — 0.6%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,750,000	1,789,515

Vitamins & Nutrition Products — 0.6%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	1,825,000	1,838,195

Total U.S. Corporate Bonds & Notes (cost $232,591,002)		238,362,677

FOREIGN CORPORATE BONDS & NOTES — 16.7%
Agricultural Chemicals — 0.5%
Consolidated Energy Finance SA Company Guar. Notes 5.63% due 10/15/2028*	1,517,000	1,509,567

Airlines — 0.5%
Air Canada Senior Sec. Notes 3.88% due 08/15/2026*	1,502,000	1,520,775

Building-Residential/Commercial — 0.5%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	1,298,000	1,349,920

Cable/Satellite TV — 1.4%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,840,000	2,736,681
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,451,000	1,475,159

		4,211,840

Casino Hotels — 1.1%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	1,526,000	1,501,202
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,465,000	1,319,877
Wynn Macau, Ltd. Senior Notes 5.63% due 08/26/2028*	315,000	294,015

		3,115,094

Cellular Telecom — 1.2%
Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	755,000	735,317
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	233,000	233,525
Altice France SA Senior Sec. Notes 5.50% due 10/15/2029*	2,710,000	2,656,396

		3,625,238

Chemicals-Diversified — 0.3%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	911,000	913,551

Chemicals-Specialty — 0.5%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	1,297,000	1,364,768

Containers-Paper/Plastic — 0.5%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	1,419,000	1,484,629

Cruise Lines — 2.8%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,785,000	1,816,773
Carnival Corp. Company Guar. Notes 6.00% due 05/01/2029*	493,000	493,986
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	290,000	305,541
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	2,005,000	1,887,206
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	480,000	481,200
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	1,657,000	1,607,290
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	319,000	324,583
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes SR SECURED 5.63% due 02/15/2029*	228,000	226,290
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,245,000	1,235,662

		8,378,531

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,342,000	1,402,390

Finance-Consumer Loans — 0.3%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	863,000	880,260

Internet Financial Services — 0.6%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	1,820,000	1,865,500

Metal-Copper — 0.5%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	1,395,000	1,468,237

Metal-Iron — 0.6%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,834,274

Motion Pictures & Services — 0.6%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,825,000	1,877,469

Oil Companies-Exploration & Production — 0.8%
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	841,000	883,050
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	1,522,000	1,512,914

		2,395,964

Oil-Field Services — 0.3%
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	833,000	880,898

Retail-Petroleum Products — 0.6%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,667,000	1,706,591

Satellite Telecom — 1.1%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	1,829,000	1,897,990
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	815,000	728,186
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	945,000	766,905

		3,393,081

Security Services — 1.0%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	660,000	654,667
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	453,000	448,901
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	616,000	609,840
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	1,310,000	1,280,525

		2,993,933

Telecom Services — 0.3%
Iliad Holding SAS Senior Sec. Notes 6.50% due 10/15/2026*	352,000	362,630
Iliad Holding SAS Senior Sec. Notes 7.00% due 10/15/2028*	515,000	530,718

		893,348

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	626,000	672,142

Total Foreign Corporate Bonds & Notes (cost $49,406,003)		49,738,000

LOANS(4)(5)(6) — 0.0%
E-Commerce/Services — 0.0%
RentPath, Inc. FRS 2nd Lien 1.61% (3ML + 0.00%) 05/03/2028†(1)(3)(9)(10) (cost $2,214,647)	2,300,941	11,505

COMMON STOCKS — 0.0%
Oil Field Machinery & Equipment — 0.0%
Hi-Crush, Inc.†(1)(3) (cost $71,830)	54,459	13,070

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Food-Dairy Products — 0.5%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(7)	110,000	115,500
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,310,000	1,508,891

		1,624,391

Transport-Equipment & Leasing — 0.6%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,625,000	1,742,812

Total Preferred Securities/Capital Securities (cost $2,915,771)		3,367,203

U.S. CONVERTIBLE BONDS & NOTES — 0.4%
Oil Field Machinery & Equipment — 0.4%
Hi-Crush, Inc. Senior Sec. Notes 10.00% due 04/09/2026(1)(2)(3) (cost $800,596)	870,780	1,148,559

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(3)	822	9,885
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(3)(8)	547,482	3,942

Total Escrows and Litigation Trusts
(cost $547,483)		13,827

TOTAL INVESTMENTS (cost $288,547,332)	98.4%	292,654,841
Other assets less liabilities	1.6	4,625,706

NET ASSETS	100.0%	$297,280,547

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $236,936,340 representing 79.7% of net assets.

†	Non-income producing security
(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2021, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Loans
RentPath LLC 1.61% due 05/03/2028	04/06/2021	2,300,941	$2,214,647	$11,505	$0.01	0.00%
Common Stocks
Hi-Crush, Inc.	01/29/2021	54,459	71,830	13,070	0.24	0.00
Convertible Bonds & Notes
Hi-Crush, Inc. 10.00% due 04/09/2026	10/08/2020	828,000	751,675
	04/15/2021	42,780	42,780

		870,780	794,455	1,148,559	1.32	0.39

				$1,173,134		0.39%

(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Securities classified as Level 3 (see Note 1).
(4)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(6)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	Security in default of interest and principal at maturity.
(9)	Company has filed for bankruptcy protection.
(10)	Security in default of interest.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$238,362,677	$—	$238,362,677
Foreign Corporate Bonds & Notes	—	49,738,000	—	49,738,000
Loans	—	—	11,505	11,505
Common Stocks	—	—	13,070	13,070
Preferred Securities/Capital Securities	—	3,367,203	—	3,367,203
U.S. Convertible Bonds & Notes	—	—	1,148,559	1,148,559
Escrows and Litigation Trusts	—	—	13,827	13,827

Total Investments at Value	$—	$291,467,880	$1,186,961	$292,654,841

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.8%
Australia — 6.0%
Australia & New Zealand Banking Group, Ltd.	358,506	$7,588,970
Qantas Airways, Ltd.†	954,778	3,842,541
QBE Insurance Group, Ltd.	612,602	5,451,618
Telstra Corp., Ltd.	700,466	2,012,856

		18,895,985

Canada — 3.9%
BCE, Inc.	61,200	3,150,495
Magna International, Inc.	51,112	4,157,599
Suncor Energy, Inc.	186,951	4,916,980

		12,225,074

Finland — 1.1%
Fortum Oyj	117,678	3,496,119

France — 15.2%
AXA SA	203,423	5,916,549
BNP Paribas SA	92,135	6,166,816
Cie de Saint-Gobain	59,781	4,116,002
Eurazeo SE	44,810	4,198,419
Sanofi	93,063	9,298,210
TotalEnergies SE	71,852	3,602,351
Veolia Environnement SA	197,360	6,440,622
Vinci SA	76,495	8,168,114

		47,907,083

Germany — 6.6%
Allianz SE	16,416	3,817,202
Deutsche Post AG	87,040	5,385,088
LANXESS AG	47,884	3,224,918
Siemens AG	47,358	7,679,747
Siemens Energy AG†	23,032	660,832

		20,767,787

Hong Kong — 2.4%
AIA Group, Ltd.	671,000	7,576,293

Ireland — 4.2%
AIB Group PLC†	1,544,759	4,185,777
CRH PLC	83,527	4,005,193
Dalata Hotel Group PLC†	534,239	2,285,047
Kerry Group PLC, Class A (ISE)	11,284	1,514,443
Kerry Group PLC, Class A (LSE)	9,593	1,304,126

		13,294,586

Japan — 21.4%
Asahi Group Holdings, Ltd.	71,400	3,230,619
Hoya Corp.	33,900	4,974,578
ITOCHU Corp.	109,500	3,114,709
KDDI Corp.	68,300	2,114,169
Minebea Mitsumi, Inc.	199,300	5,027,309
Mitsubishi Corp.	231,900	7,349,180
Mizuho Financial Group, Inc.	155,090	2,047,909
Nippon Telegraph & Telephone Corp.	226,500	6,335,442
NSK, Ltd.	210,200	1,410,862
ORIX Corp.	194,900	3,856,104
Pan Pacific International Holdings Corp.	154,800	3,240,648
Panasonic Corp.	268,800	3,284,089
Seven & i Holdings Co., Ltd.	59,700	2,504,807
Sony Group Corp.	75,800	8,738,864
Sumitomo Mitsui Financial Group, Inc.	186,000	6,072,437
Yamaha Motor Co., Ltd.	151,000	4,193,156

		67,494,882

Jersey — 1.0%
Ferguson PLC	20,714	3,116,880

Netherlands — 5.5%
ING Groep NV	783,400	11,881,607
JDE Peet’s NV	29,647	863,310
Koninklijke Ahold Delhaize NV	136,732	4,446,289

		17,191,206

Norway — 1.1%
DNB Bank ASA	150,064	3,566,904

Singapore — 1.0%
DBS Group Holdings, Ltd.	133,508	3,121,622

South Africa — 0.0%
Thungela Resources, Ltd.†	14,640	68,702

South Korea — 3.0%
Hana Financial Group, Inc.	125,103	4,817,625
Samsung Electronics Co., Ltd.	78,625	4,696,440

		9,514,065

Spain — 1.2%
Aena SME SA†*	12,177	1,993,952
CaixaBank SA	640,374	1,839,576

		3,833,528

Sweden — 0.3%
Skandinaviska Enskilda Banken AB, Class A	58,664	917,052

Switzerland — 3.2%
Novartis AG	58,695	4,848,941
UBS Group AG	285,901	5,197,490

		10,046,431

Taiwan — 1.0%
Lite-On Technology Corp.	1,449,000	3,194,121

United Kingdom — 20.0%
Anglo American PLC	144,632	5,507,575
AstraZeneca PLC	47,430	5,902,948
BAE Systems PLC	308,680	2,331,047
BP PLC	1,038,739	4,978,328
Coca-Cola Europacific Partners PLC	78,100	4,111,965
Compass Group PLC†	106,732	2,264,056
Imperial Brands PLC	136,599	2,882,656
Kingfisher PLC	983,306	4,508,109
Lloyds Banking Group PLC	2,196,097	1,509,347
Prudential PLC	292,572	5,983,972
Quilter PLC*	1,741,969	3,709,462
Rio Tinto PLC	61,251	3,822,844
Royal Dutch Shell PLC, Class B	131,670	3,036,321
SSE PLC	196,384	4,417,095
Unilever PLC	63,943	3,423,147
Vodafone Group PLC	3,102,470	4,587,257

		62,976,129

United States — 0.7%
Ovintiv, Inc.	55,760	2,091,901

Total Long-Term Investment Securities (cost $259,515,966)		311,296,350

SHORT-TERM INVESTMENT SECURITIES — 0.2%
United States Treasury Bills
0.05% due 05/19/2022	$500,000	499,799
0.06% due 05/19/2022.	200,000	199,920

Total Short-Term Investment Securities (cost $699,800)		699,719

REPURCHASE AGREEMENTS — 0.7%
Agreement with Bank of America N.A.,bearing interest at 0.05% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $2,135,009 and collateralized by $1,788,000 of United States Treasury Bonds, bearing interest at 3.00% due 08/15/2048 and having an approximate value of $2,200,115 (cost $2,135,000)	2,135,000	2,135,000

TOTAL INVESTMENTS (cost $262,350,766)	99.7%	314,131,069
Other assets less liabilities	0.3	991,445

NET ASSETS	100.0%	$315,122,514

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $5,703,414 representing 1.8% of net assets.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	2,391,100	USD	1,901,315	01/19/2022	$—	$(31,000)
	USD	3,343,085	JPY	368,936,200	11/17/2021	—	(105,764)
	USD	1,531,043	CHF	1,397,400	12/15/2021	—	(2,887)
	USD	4,183,626	EUR	3,521,100	12/15/2021	—	(109,016)
	USD	744,378	GBP	538,000	12/15/2021	—	(7,988)

						—	(256,655)

Barclays Bank PLC	CAD	800,300	USD	636,230	01/19/2022	—	(10,515)
	EUR	603,500	USD	717,066	12/15/2021	18,697	—
	GBP	584,300	USD	808,433	12/15/2021	8,670	—
	HKD	6,968,100	USD	896,358	11/17/2021	736	—
	USD	1,879,000	HKD	14,619,900	11/17/2021	120	—
	USD	148,261	JPY	16,362,900	11/17/2021	—	(4,681)
	USD	1,138,264	EUR	983,700	12/15/2021	72	—
	USD	636,861	SEK	5,471,100	12/15/2021	579	—

						28,874	(15,196)

Citibank N.A.	CAD	1,997,500	USD	1,588,136	01/19/2022	—	(26,100)
	EUR	1,125,300	USD	1,337,092	12/15/2021	34,897	—
	JPY	175,726,700	USD	1,592,342	11/17/2021	50,385	—
	USD	3,487,319	CHF	3,183,200	12/15/2021	—	(6,264)
	USD	2,305,905	DKK	14,441,700	12/15/2021	—	(59,210)
	USD	1,603,505	GBP	1,159,000	12/15/2021	—	(17,118)
	USD	1,567,059	AUD	2,150,600	01/19/2022	51,118	—

						136,400	(108,692)

Goldman Sachs International	GBP	1,952,300	USD	2,701,073	12/15/2021	28,853	—
	JPY	113,578,100	USD	1,029,090	11/17/2021	32,471	—
	USD	50,502	EUR	42,500	12/15/2021	—	(1,321)
	USD	1,728,242	CAD	2,173,700	01/19/2022	28,386	—
	USD	803,520	ILS	2,590,600	01/19/2022	15,838	—

						105,548	(1,321)

HSBC Bank USA N.A.	CAD	1,728,100	USD	1,374,071	01/19/2022	—	(22,455)
	GBP	2,069,900	USD	2,863,934	12/15/2021	30,749	—
	HKD	2,214,100	USD	284,555	11/17/2021	—	(27)
	JPY	65,373,000	USD	592,440	11/17/2021	18,808	—
	USD	284,820	HKD	2,214,100	11/17/2021	—	(238)
	USD	5,019,418	EUR	4,224,900	12/15/2021	—	(130,372)
	USD	1,052,379	AUD	1,444,700	01/19/2022	34,657	—

						84,214	(153,092)

JPMorgan Chase Bank N.A.	CAD	1,673,100	USD	1,330,350	01/19/2022	—	(21,729)
	GBP	1,269,000	USD	1,755,809	12/15/2021	18,859	—
	HKD	861,100	USD	110,771	11/17/2021	93	—
	KRW	11,528,585,600	USD	10,047,135	11/17/2021	236,666	—
	NOK	1,213,900	USD	139,837	12/15/2021	—	(3,810)
	USD	110,668	HKD	861,100	11/17/2021	11	—
	USD	2,484,339	JPY	274,151,800	11/17/2021	—	(78,727)
	USD	640,346	KRW	756,969,500	11/17/2021	3,812	—
	USD	480,179	SGD	649,000	11/17/2021	1,064	—
	USD	3,478,278	EUR	2,927,400	12/15/2021	—	(90,697)
	USD	991,354	GBP	728,500	12/15/2021	5,783	—
	USD	247,090	AUD	339,100	01/19/2022	8,059	—
	USD	619,654	NZD	890,000	01/19/2022	17,266	—

						291,613	(194,963)

Morgan Stanley & Co. International PLC	CAD	303,200	USD	241,063	01/19/2022	—	(3,961)
	USD	4,802,421	JPY	529,961,600	11/17/2021	—	(152,143)
	USD	757,834	EUR	637,800	12/15/2021	—	(19,773)
	USD	1,965,261	GBP	1,420,600	12/15/2021	—	(20,808)

						—	(196,685)

NatWest Markets PLC	EUR	2,855,100	USD	3,392,287	12/15/2021	88,371	—
	GBP	958,700	USD	1,326,358	12/15/2021	14,132	—
	USD	8,324,204	CHF	7,598,000	12/15/2021	—	(15,254)
	USD	3,293,569	SEK	28,289,700	12/15/2021	2,474	—
	USD	740,237	CAD	931,000	01/19/2022	12,130	—

						117,107	(15,254)

State Street Bank & Trust Co.	CAD	3,087,900	USD	2,455,274	01/19/2022	—	(40,144)
	GBP	5,536,800	USD	7,659,836	12/15/2021	81,314	—
	HKD	5,615,100	USD	721,624	11/17/2021	—	(94)
	JPY	346,310,200	USD	3,138,528	11/17/2021	99,744	—
	USD	722,340	HKD	5,615,100	11/17/2021	—	(621)
	USD	27,802	EUR	23,400	12/15/2021	—	(724)
	USD	2,151,308	AUD	2,952,700	01/19/2022	70,393	—
	USD	1,095,264	ILS	3,531,300	01/19/2022	21,620	—

						273,071	(41,583)

Toronto Dominion Bank	EUR	666,900	USD	792,304	12/15/2021	20,569	—

UBS AG	AUD	1,926,500	USD	1,403,567	01/19/2022	—	(45,990)
	CAD	5,540,500	USD	4,404,990	01/19/2022	—	(72,443)
	CHF	700,200	USD	756,228	12/15/2021	—	(9,490)
	EUR	2,686,600	USD	3,149,734	12/15/2021	40,805	—
	JPY	181,000,500	USD	1,602,002	11/17/2021	13,769	—
	USD	5,703,645	JPY	629,365,800	11/17/2021	—	(181,119)
	USD	2,593,860	EUR	2,183,200	12/15/2021	—	(67,465)
	USD	482,759	GBP	348,900	12/15/2021	—	(5,200)

						54,574	(381,707)

Westpac Banking Corp.	USD	191,298	EUR	161,000	12/15/2021	—	(4,989)
	USD	136,818	GBP	98,900	12/15/2021	—	(1,448)
	USD	470,194	CAD	591,400	01/19/2022	7,733	—

						7,733	(6,437)

Unrealized Appreciation (Depreciation)						$1,119,703	$(1,371,585)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

KRW— South Korean Won

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Country Allocation*
Japan	21.4%
United Kingdom	20.0
France	15.2
Germany	6.6
Australia	6.0
Netherlands	5.5
Ireland	4.2
Canada	3.9
Switzerland	3.2
South Korea	3.0
Hong Kong	2.4
United States	1.6
Spain	1.2
Norway	1.1
Finland	1.1
Taiwan	1.0
Singapore	1.0
Jersey	1.0
Sweden	0.3

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$311,296,350	$—	$—	$311,296,350
Short-Term Investment Securities	—	699,719	—	699,719
Repurchase Agreements	—	2,135,000	—	2,135,000

Total Investments at Value	$311,296,350	$2,834,719	$—	$314,131,069

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,119,703	$—	$1,119,703

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,371,585	$—	$1,371,585

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 45.2%
Australia — 0.3%
Aristocrat Leisure, Ltd.	2,945	$103,414
Australia & New Zealand Banking Group, Ltd.	5,264	111,430
Beach Energy, Ltd.	52,510	55,103
BHP Group, Ltd.	11,502	316,504
BlueScope Steel, Ltd.	2,498	38,747
Commonwealth Bank of Australia	2,469	194,423
CSL, Ltd.	561	126,811
Endeavour Group, Ltd.	1,510	7,724
Fortescue Metals Group, Ltd.	7,889	82,668
Lynas Corp., Ltd.†	9,439	52,047
Macquarie Group, Ltd.	809	120,393
Mineral Resources, Ltd.	904	26,243
National Australia Bank, Ltd.	5,560	120,080
Nordic Semiconductor ASA†	1,393	41,223
Orocobre, Ltd.†	3,886	26,017
Perseus Mining, Ltd.†	27,451	32,627
Rio Tinto, Ltd.	2,729	185,356
Wesfarmers, Ltd.	3,005	129,414
Westpac Banking Corp.	5,503	106,264
Woodside Petroleum, Ltd.	6,463	113,085
Woolworths Group, Ltd.	1,510	43,255

		2,032,828

Austria — 0.2%
Erste Group Bank AG	24,476	1,049,717
OMV AG	1,936	117,272
Raiffeisen Bank International AG	2,113	61,798
Verbund AG	386	40,204

		1,268,991

Belgium — 0.0%
Anheuser-Busch InBev SA NV	1,120	68,322
KBC Group NV	608	56,622

		124,944

Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,144	47,842
Assured Guaranty, Ltd.	941	52,301
Axis Capital Holdings, Ltd.	535	27,857
Essent Group, Ltd.	1,168	56,064
Everest Re Group, Ltd.	381	99,632
Hongkong Land Holdings, Ltd.	7,300	40,223
Invesco, Ltd.	3,328	84,564
Nordic American Tankers, Ltd.	1,488	3,497
Pacific Basin Shipping, Ltd.	42,000	19,433
RenaissanceRe Holdings, Ltd.	585	82,953
Signet Jewelers, Ltd.	276	24,614
Triton International, Ltd.	586	36,443

		575,423

Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	372,996	787,126
Cia de Saneamento Basico do Estado de Sao Paulo	2,526	15,754
Cia. de Saneamento do Parana (Preference Shares)	17,800	11,733
Raia Drogasil SA	148,181	610,441

		1,425,054

Canada — 1.1%
Advantage Energy, Ltd.†	4,498	25,478
ARC Resources, Ltd.	7,123	68,318
B2Gold Corp.	17,385	71,782
Ballard Power Systems, Inc.†	1,291	23,398
Bank of Montreal	1,366	148,311
Bank of Nova Scotia	1,805	118,340
Barrick Gold Corp.	3,111	57,087
BCE, Inc.	3,826	196,957
BlackBerry, Ltd.†	1,704	18,409
Brookfield Asset Management, Inc., Class A	2,065	124,674
BRP, Inc.	508	44,668
Canadian National Railway Co.	16,036	2,131,223
Canadian Natural Resources, Ltd.	2,082	88,488
Canadian Pacific Railway, Ltd.	3,222	249,382
Canadian Solar, Inc.†	331	13,753
Canfor Corp.†	604	12,513
Centerra Gold, Inc.	2,819	21,138
CI Financial Corp.	4,267	97,297
Constellation Software, Inc.	41	72,054
Crescent Point Energy Corp.	5,723	28,763
Dollarama, Inc.	4,710	212,894
Enbridge, Inc.	2,339	97,975
Equinox Gold Corp.†	1,620	12,016
Fairfax Financial Holdings, Ltd.	97	39,287
First Quantum Minerals, Ltd.	2,810	66,526
Franco-Nevada Corp.	285	40,666
HudBay Minerals, Inc.	1,949	13,591
IAMGOLD Corp.†	4,844	13,347
Imperial Oil, Ltd.	1,446	48,956
Interfor Corp.	499	11,427
Keyera Corp.	1,848	47,365
Kinross Gold Corp.	7,092	42,634
Kirkland Lake Gold, Ltd.	1,058	44,599
Magna International, Inc.	981	79,797
Manulife Financial Corp.	11,007	214,430
MEG Energy Corp.†	3,896	34,912
National Bank of Canada	1,228	101,665
Nuvei Corp†*	294	35,334
Open Text Corp.	488	24,581
Royal Bank of Canada	4,263	443,729
Shopify, Inc., Class A	171	249,677
Suncor Energy, Inc.	2,875	75,615
TC Energy Corp.	1,517	82,065
TFI International, Inc.	228	25,282
Thomson Reuters Corp.	365	43,906
Topicus.com, Inc.†	184	20,533
Toromont Industries, Ltd.	424	37,724
Toronto-Dominion Bank	6,747	489,779
Tourmaline Oil Corp.	1,642	59,346
TransAlta Renewables, Inc.	916	13,559
West Fraser Timber Co., Ltd.	1,156	92,557
Whitecap Resources, Inc.	8,858	53,179

		6,480,986

Cayman Islands — 0.6%
Alibaba Group Holding, Ltd.†	1,100	23,045
Alibaba Group Holding, Ltd. ADR†	272	44,864
China Conch Venture Holdings, Ltd.	10,500	51,282
China Lesso Group Holdings, Ltd.	13,000	20,184
CK Asset Holdings, Ltd.	9,944	61,411
Daqo New Energy Corp. ADR†	950	73,900

Herbalife Nutrition, Ltd.†	697	32,341
JS Global Lifestyle Co., Ltd.*	8,000	14,827
Sea, Ltd. ADR†	3,539	1,215,894
SITC International Holdings Co., Ltd.	12,000	40,640
Tencent Holdings, Ltd.	27,500	1,700,084
Wharf Real Estate Investment Co., Ltd.	10,000	56,423
Xinyi Glass Holdings, Ltd.	21,000	59,244
Yadea Group Holdings, Ltd.*	8,000	13,778

		3,407,917

China — 0.0%
China Longyuan Power Group Corp. Ltd.	15,000	35,049
Ganfeng Lithium Co., Ltd.*	800	15,002
Xinjiang Goldwind Science & Technology Co., Ltd.	10,400	23,311

		73,362

Curacao — 0.2%
Schlumberger NV	27,638	891,602

Denmark — 0.4%
AP Moller - Maersk A/S, Series B	20	57,793
Chr. Hansen Holding A/S	406	32,303
DSV PANALPINA A/S	638	148,272
Genmab A/S ADR†	404	18,035
Netcompany Group A/S*	488	55,436
Novo Nordisk A/S, Class B	5,822	637,208
Orsted A/S*	507	71,539
Royal Unibrew A/S	272	33,748
Vestas Wind Systems A/S	34,932	1,510,734

		2,565,068

Finland — 0.1%
Kesko Oyj, Class B	1,267	41,142
Neste Oyj	2,030	113,086
Nokia Oyj†	7,810	44,871
Nordea Bank Abp	4,464	54,610
UPM-Kymmene Oyj	1,505	53,098

		306,807

France — 1.1%
Air Liquide SA	2,141	356,993
AXA SA	4,803	139,695
BNP Paribas SA	4,239	283,726
Cie de Saint-Gobain	3,059	210,616
Danone SA	1,562	101,750
Engie SA	3,078	43,751
EssilorLuxottica SA	509	105,265
Faurecia SE	1,449	75,461
Gaztransport Et Technigaz SA	179	14,774
Hermes International	66	104,564
Ipsen SA	233	24,080
Kering SA	110	82,425
L’Oreal SA	360	164,362
Legrand SA	10,735	1,169,486
LVMH Moet Hennessy Louis Vuitton SE	783	612,966
Metropole Television SA	1,196	26,352
Orange SA	6,422	70,044
Rexel SA	2,026	40,190
Safran SA	406	54,462
Sanofi	5,525	552,020
Sartorius Stedim Biotech	98	53,948
Schneider Electric SE	9,292	1,599,417
Societe Generale SA	4,747	158,233
SOITEC†	99	26,299
Somfy SA	54	10,612
TotalEnergies SE	15,522	778,207
Valeo SA	2,488	72,852
Valneva SE†	771	17,157
Vinci SA	1,236	131,980

		7,081,687

Germany — 1.6%
adidas AG	4,014	1,314,564
Allianz SE	668	155,330
BASF SE	1,811	130,384
Bayer AG	1,144	64,364
Bayerische Motoren Werke AG	11,002	1,109,545
BioNTech SE ADR†	701	195,390
Covestro AG*	514	32,918
Daimler AG	14,016	1,389,202
Deutsche Bank AG†	10,498	135,264
Deutsche Telekom AG	4,576	85,050
Deutsche Wohnen SE	913	46,745
E.ON SE	4,413	55,942
Fresenius Medical Care AG & Co. KGaA	665	44,172
Henkel AG & Co. KGaA (Preference Shares)	2,719	243,218
Infineon Technologies AG	24,302	1,134,821
Knorr-Bremse AG	8,470	892,381
Muenchener Rueckversicherungs-Gesellschaft AG	168	49,756
Porsche Automobil Holding SE (Preference Shares)	575	59,703
RWE AG	1,088	41,845
SAP SE	3,199	463,439
Sartorius AG (Preference Shares)	61	39,517
Schaeffler AG (Preference Shares)	2,709	21,483
Siemens AG	7,529	1,220,930
Siemens Energy AG†	1,876	53,826
TeamViewer AG†*	461	6,875
VERBIO Vereinigte BioEnergie AG	359	28,469
Volkswagen AG (Preference Shares)	1,026	229,881
Vonovia SE	787	47,727
Wacker Chemie AG	165	29,746
Zalando SE†*	8,707	821,127

		10,143,614

Guernsey — 0.0%
Amdocs, Ltd.	2,296	178,721

Hong Kong — 0.5%
AIA Group, Ltd.	131,400	1,483,644
Galaxy Entertainment Group, Ltd.†	7,000	37,877
Guangdong Investment, Ltd.	18,000	22,672
Henderson Land Development Co., Ltd.	7,000	29,330

Hong Kong & China Gas Co., Ltd.	42,735	66,460
Hong Kong Exchanges & Clearing, Ltd.	17,600	1,064,980
Sino Land Co., Ltd.	14,000	18,389
Sun Hung Kai Properties, Ltd.	5,000	66,512
Swire Pacific, Ltd., Class A	5,000	31,457
Swire Properties, Ltd.	10,400	27,870

		2,849,191

Hungary — 0.0%
Richter Gedeon Nyrt	916	25,661

India — 0.2%
HDFC Bank, Ltd. ADR	16,062	1,155,019
Infosys, Ltd. ADR	2,604	58,017

		1,213,036

Ireland — 0.8%
Accenture PLC, Class A	4,719	1,693,130
Allegion PLC	939	120,474
Aon PLC, Class A	905	289,528
Bank of Ireland Group PLC†	4,318	25,767
CRH PLC	2,152	103,190
Eaton Corp. PLC	880	144,989
Horizon Therapeutics PLC†	1,621	194,374
James Hardie Industries PLC CDI	2,761	107,275
Jazz Pharmaceuticals PLC†	731	97,252
Johnson Controls International PLC	7,484	549,101
Linde PLC	642	204,926
Medtronic PLC	6,436	771,419
Seagate Technology Holdings PLC	960	85,507
Smurfit Kappa Group PLC	1,154	60,418
STERIS PLC	339	79,238
Trane Technologies PLC	722	130,632
Willis Towers Watson PLC	165	39,976

		4,697,196

Isle of Man — 0.0%
Strix Group PLC	3,276	13,114

Israel — 0.0%
Check Point Software Technologies, Ltd.†	1,251	149,620
Inmode, Ltd.†	414	39,222
NICE, Ltd. ADR†	189	53,491
Plus500, Ltd.	1,298	23,386

		265,719

Italy — 0.5%
Anima Holding SpA*	4,767	25,294
Enel SpA	12,579	105,221
Eni SpA	7,342	105,277
FinecoBank Banca Fineco SpA†	44,819	855,655
Intesa Sanpaolo SpA	519,346	1,475,394
Moncler SpA	2,647	190,083
Prysmian SpA	942	35,609
Recordati Industria Chimica e Farmaceutica SpA	1,559	97,535
Snam SpA	6,011	34,028
Telecom Italia SpA	128,004	45,590
Terna SpA	12,800	95,321
UniCredit SpA	3,857	50,936

		3,115,943

Japan — 2.3%
Aisin Corp.	2,000	73,086
Alps Alpine Co., Ltd.	2,200	21,426
Astellas Pharma, Inc.	17,500	294,341
Bank of Kyoto, Ltd.	600	26,953
Bridgestone Corp.	29,300	1,290,254
Chugai Pharmaceutical Co., Ltd.	900	33,536
Credit Saison Co., Ltd.	1,200	14,645
Daiichi Sankyo Co., Ltd.	2,100	52,825
Daikin Industries, Ltd.	600	131,029
Daiwa House REIT Investment Corp.	53	152,060
Daiwa Securities Group, Inc.	6,800	38,106
Denka Co., Ltd.	800	26,181
Dowa Holdings Co., Ltd.	500	20,816
Eisai Co., Ltd.	400	28,171
FANUC Corp.	200	39,149
Fast Retailing Co., Ltd.	100	66,251
FUJIFILM Holdings Corp.	300	23,166
Fujitsu, Ltd.	400	68,875
GS Yuasa Corp.	700	15,195
Harmonic Drive Systems, Inc.	300	13,529
Hisamitsu Pharmaceutical Co., Inc.	1,200	40,746
Hitachi, Ltd.	1,800	103,507
Honda Motor Co., Ltd.	8,600	252,699
HORIBA, Ltd.	300	19,583
Hoya Corp.	900	132,068
Inpex Corp.	11,500	96,056
Isuzu Motors, Ltd.	6,100	81,833
ITOCHU Corp.	3,900	110,935
Japan Post Bank Co., Ltd.	4,500	35,100
JTEKT Corp.	3,100	27,281
Kajima Corp.	3,800	46,677
Kakaku.com, Inc.	700	23,123
Kao Corp.	900	50,782
KDDI Corp.	12,300	380,736
Keyence Corp.	500	300,548
Kobe Steel, Ltd.	3,600	21,163
Koei Tecmo Holdings Co, Ltd.	1,650	76,438
Komatsu, Ltd.	4,000	104,111
Kubota Corp.	33,400	709,906
Lasertec Corp.†	300	65,883
M3, Inc.	1,200	70,626
Marubeni Corp.	9,700	81,804
Mazda Motor Corp.†	7,600	67,948
Mercari, Inc.†	700	37,771
Mitsubishi Corp.	1,300	41,199
Mitsubishi Gas Chemical Co., Inc.	2,100	42,249
Mitsubishi UFJ Financial Group, Inc.	51,400	280,733
Mitsui & Co., Ltd.	13,700	311,563
Mitsui Fudosan Co., Ltd.	2,200	50,157
Mitsui OSK Lines, Ltd.	400	25,128
Mizuho Financial Group, Inc.	7,700	101,676
Murata Manufacturing Co., Ltd.	1,100	83,512
NGK Spark Plug Co., Ltd.	2,700	42,925
Nidec Corp.	700	77,201
Nintendo Co., Ltd.	200	88,090
Nippon Telegraph & Telephone Corp.	11,600	324,464

Nippon Yusen KK	800	57,416
Nomura Holdings, Inc.	21,300	102,786
Nomura Research Institute, Ltd.	1,700	67,717
NSK, Ltd.	3,500	23,492
Obayashi Corp.	8,000	67,243
OBIC Co., Ltd.	100	18,416
Odakyu Electric Railway Co., Ltd.	1,900	41,059
Olympus Corp.	1,700	36,700
Ono Pharmaceutical Co., Ltd.	6,000	125,580
Oracle Corp. Japan	400	37,728
Oriental Land Co., Ltd.	400	62,961
ORIX Corp.	2,400	47,484
Orix JREIT, Inc.	54	89,499
Osaka Gas Co., Ltd.	2,600	41,883
Panasonic Corp.	6,100	74,527
Recruit Holdings Co., Ltd.	26,900	1,787,118
Rengo Co., Ltd.	1,900	14,386
Sekisui Chemical Co., Ltd.	6,100	99,816
Seven & i Holdings Co., Ltd.	1,500	62,935
Shimano, Inc.	300	83,123
Shin-Etsu Chemical Co., Ltd.	500	88,857
Shiseido Co., Ltd.	700	46,523
SMC Corp.	1,900	1,132,582
Sony Group Corp.	13,900	1,602,509
Sumitomo Chemical Co., Ltd.	15,000	73,700
Sumitomo Corp.	5,000	70,937
Sumitomo Electric Industries, Ltd.	6,300	83,272
Sumitomo Heavy Industries, Ltd.	1,200	30,849
Sumitomo Metal Mining Co., Ltd.	1,400	54,329
Sumitomo Mitsui Financial Group, Inc.	3,800	124,061
Suzuki Motor Corp.	800	35,622
Sysmex Corp.	400	49,379
Taisei Corp.	1,100	34,455
Taiyo Yuden Co., Ltd.	400	20,180
Takeda Pharmaceutical Co., Ltd.	2,000	56,205
Tokyo Electron, Ltd.	500	231,849
Toppan Printing Co., Ltd.	3,800	61,113
Tosoh Corp.	2,100	35,358
Toyo Tire Corp.	1,300	21,535
Toyota Motor Corp.	23,000	404,909
Toyota Tsusho Corp.	800	34,604
Workman Co., Ltd.	300	15,925
Yamaha Motor Co., Ltd.	3,500	97,192
Yokogawa Electric Corp.	3,200	63,789
Zenkoku Hosho Co., Ltd.	600	28,954
ZOZO, Inc.	800	25,585

		14,301,957

Jersey — 0.1%
Experian PLC	1,273	58,310
Ferguson PLC	523	78,697
Glencore PLC	17,091	85,432
Janus Henderson Group PLC	1,196	55,614
Man Group PLC	18,291	58,250
Mimecast, Ltd.†	405	30,553
Polymetal International PLC	1,803	33,434

		400,290

Luxembourg — 0.0%
APERAM SA	371	22,121
ArcelorMittal SA	1,422	48,205
Befesa SA*	211	15,684
InPost SA†	1,566	22,332
Subsea 7 SA	2,749	24,653
Tenaris SA	1,365	15,196

		148,191

Malaysia — 0.0%
Heineken Malaysia Bhd†	1,300	7,221

Marshall Islands — 0.0%
International Seaways, Inc.	1,302	22,850

Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	2,959	5,663
Kimberly-Clark de Mexico SAB de CV, Class A	14,900	23,550
Wal-Mart de Mexico SAB de CV	6,500	22,646

		51,859

Netherlands — 0.9%
ABN AMRO Bank NV CVA*	4,886	71,879
Adyen NV†*	31	93,550
Aegon NV	6,024	30,536
Airbus SE†	717	91,671
AMG Advanced Metallurgical Group NV	461	13,611
ASM International NV	224	101,351
ASML Holding NV	4,157	3,366,247
ASR Nederland NV	1,954	91,392
Euronext NV*	1,360	153,128
ING Groep NV	15,705	238,193
Intertrust NV†*	775	11,718
Just Eat Takeaway.com NV†*	300	21,543
Koninklijke Ahold Delhaize NV	2,256	73,361
Koninklijke DSM NV	548	119,761
Koninklijke Philips NV	1,379	64,921
LyondellBasell Industries NV, Class A	1,355	125,771
NN Group NV	1,840	98,525
NXP Semiconductors NV	947	190,214
Prosus NV	1,246	109,771
Signify NV*	521	25,205
Stellantis NV	5,999	119,626
STMicroelectronics NV	1,249	59,075
Wolters Kluwer NV	1,573	164,819

		5,435,868

New Zealand — 0.2%
Spark New Zealand, Ltd.	22,293	72,926
Xero, Ltd.†	8,790	988,602

		1,061,528

Norway — 0.2%
Aker BP ASA	316	12,116
Equinor ASA	53,209	1,346,302
Yara International ASA	1,130	58,962

		1,417,380

Poland — 0.0%
Polski Koncern Naftowy Orlen SA	906	19,543

Portugal — 0.0%
Galp Energia SGPS SA	1,434	14,906

Puerto Rico — 0.0%
EVERTEC, Inc.	752	33,998
First BanCorp/Puerto Rico	2,219	30,289

		64,287

Russia — 0.0%
Lukoil PJSC ADR	370	37,751

Singapore — 0.1%
DBS Group Holdings, Ltd.	3,200	74,821
Flex, Ltd.†	2,256	38,126
Oversea-Chinese Banking Corp., Ltd.	11,300	98,880
United Overseas Bank, Ltd.	4,100	81,331
Yangzijiang Shipbuilding Holdings, Ltd.	15,800	16,638

		309,796

South Africa — 0.0%
Anglo American Platinum, Ltd.	328	33,141
Impala Platinum Holdings, Ltd.	3,383	43,850
Vodacom Group, Ltd.	4,129	36,649

		113,640

South Korea — 0.0%
Hansol Chemical Co., Ltd.	56	15,767
Hanwha Solutions Corp.†	564	19,716
Kia Corp.	959	69,839
LG Corp.	355	27,706
LG Electronics, Inc.	264	27,224
NCSoft Corp.	22	11,804
SK Hynix, Inc.	335	29,528

		201,584

Spain — 0.5%
Amadeus IT Group SA†	673	44,999
Banco Bilbao Vizcaya Argentaria SA	197,511	1,384,092
Banco Santander SA	22,142	83,866
Enagas SA	690	15,478
Iberdrola SA	100,675	1,188,825
Industria de Diseno Textil SA	2,137	77,174
Mediaset Espana Comunicacion SA†	7,195	37,428
Red Electrica Corp. SA	7,281	151,587
Repsol SA	12,756	163,031
Siemens Gamesa Renewable Energy SA†	656	17,768
Viscofan SA	240	16,411

		3,180,659

Sweden — 0.4%
Assa Abloy AB, Class B	2,764	80,944
Atlas Copco AB, Class A	5,504	353,645
Epiroc AB, Class A	7,342	182,695
EQT AB	2,265	119,369
Essity AB, Class B	5,156	166,783
Hennes & Mauritz AB, Class B	1,127	21,131
Hexagon AB, Class B	3,961	63,649
Industrivarden AB, Class A	1,540	50,783
Lundin Energy AB	2,766	109,249
MIPS AB	427	51,560
Nibe Industrier AB, Class B	2,916	43,411
Sinch AB†*	780	14,791
Skandinaviska Enskilda Banken AB, Class A	4,675	73,081
Svenska Handelsbanken AB, Class A	100,153	1,146,838
Swedish Match AB	5,318	46,802
Telefonaktiebolaget LM Ericsson, Class B	4,726	51,728
Thule Group AB*	1,542	88,843
Volvo AB, Class B	2,924	68,068

		2,733,370

Switzerland — 2.3%
ABB, Ltd.	4,233	140,037
Alcon, Inc.	12,619	1,042,763
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	118	1,390,585
Chubb, Ltd.	638	124,652
Cie Financiere Richemont SA	10,380	1,282,195
Credit Suisse Group AG	17,209	179,157
Garmin, Ltd.	546	78,406
Geberit AG	146	113,981
Givaudan SA	29	136,480
Julius Baer Group, Ltd.	1,904	137,622
Lonza Group AG	1,487	1,219,028
Nestle SA	22,687	2,993,713
Novartis AG	9,095	751,361
Partners Group Holding AG	74	129,112
Roche Holding AG	6,678	2,582,291
Sika AG	2,980	1,008,956
Straumann Holding AG	27	56,088
Swisscom AG	141	76,752
UBS Group AG	19,595	356,224
Zurich Insurance Group AG	318	140,974

		13,940,377

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,414	2,434,772

United Kingdom — 3.2%
Admiral Group PLC	1,396	54,831
AJ Bell PLC	3,114	17,473
Anglo American PLC	2,362	89,945
Ashtead Group PLC	1,720	144,153
AstraZeneca PLC	19,310	2,403,245
Auto Trader Group PLC*	17,681	146,539
Aviva PLC	10,389	56,118
BAE Systems PLC	5,442	41,096
Barclays PLC	615,594	1,703,899
Beazley PLC†	3,345	17,853
BHP Group PLC	3,796	100,524
BP PLC	109,426	524,442
British American Tobacco PLC	2,710	94,444
Britvic PLC	3,514	42,705
BT Group PLC†	8,459	16,080
Bunzl PLC	23,327	862,591
Burberry Group PLC	45,376	1,197,897

Compass Group PLC†	2,414	51,207
Cushman & Wakefield PLC†	946	17,397
Diageo PLC	39,185	1,947,720
Drax Group PLC	4,482	32,540
Endava PLC ADR†	225	35,654
Future PLC	683	32,977
Gamma Communications PLC	865	21,450
GlaxoSmithKline PLC	81,913	1,691,172
Gulf Keystone Petroleum, Ltd.	9,222	25,090
Harbour Energy PLC†	3,768	18,121
HSBC Holdings PLC	61,368	370,795
IG Group Holdings PLC	7,777	84,454
Imperial Brands PLC	2,052	43,303
IntegraFin Holdings PLC	2,171	16,980
Intertek Group PLC	1,412	94,591
ITV PLC†	56,697	83,529
Legal & General Group PLC	27,687	109,467
Liberty Global PLC, Class A†	1,811	52,048
Lloyds Banking Group PLC	269,483	185,212
London Stock Exchange Group PLC	455	44,211
Moneysupermarket.com Group PLC	4,579	13,285
National Grid PLC	64,061	820,072
Natwest Group PLC	30,226	91,460
Prudential PLC	3,767	77,046
Rathbone Brothers PLC	817	22,049
Reckitt Benckiser Group PLC	19,820	1,607,137
RELX PLC	10,876	336,982
Rightmove PLC	14,174	134,117
Rio Tinto PLC	4,558	284,477
Royal Dutch Shell PLC, Class A (LSE)	8,962	206,174
Royal Dutch Shell PLC, Class A (Euronext Amsterdam)	99,071	2,286,856
Royal Dutch Shell PLC, Class B	16,709	385,311
Royal Mail PLC	6,197	35,662
Sensata Technologies Holding PLC†	2,943	162,159
Spirax-Sarco Engineering PLC	184	39,296
Standard Chartered PLC	24,406	165,301
TechnipFMC PLC†	1,244	9,307
Tronox Holdings PLC, Class A	1,403	32,718
Unilever PLC	11,690	625,856
Vodafone Group PLC	32,256	47,693

		19,854,711

United States — 26.7%
10X Genomics, Inc., Class A†	353	56,928
3M Co.	5,052	902,691
A.O. Smith Corp.	2,619	191,370
Abbott Laboratories	4,963	639,681
AbbVie, Inc.	7,271	833,766
Activision Blizzard, Inc.	13,129	1,026,556
Adobe, Inc.†	2,759	1,794,343
Advanced Micro Devices, Inc.†	2,261	271,840
Affiliated Managers Group, Inc.	564	94,684
Agilent Technologies, Inc.	1,123	176,861
Air Lease Corp.	497	19,905
Air Products & Chemicals, Inc.	680	203,871
Align Technology, Inc.†	300	187,311
Alleghany Corp.†	63	41,037
Allison Transmission Holdings, Inc.	1,711	57,079
Allstate Corp.	321	39,698
Ally Financial, Inc.	2,547	121,594
Alnylam Pharmaceuticals, Inc.†	242	38,614
Alphabet, Inc., Class A†	1,890	5,596,139
Alphabet, Inc., Class C†	1,059	3,140,369
Altria Group, Inc.	2,190	96,601
Amazon.com, Inc.†	1,751	5,905,125
AMC Networks, Inc., Class A†	403	16,035
American Express Co.	6,552	1,138,607
American Tower Corp.	480	135,346
American Water Works Co., Inc.	1,459	254,129
Ameriprise Financial, Inc.	667	201,521
Amgen, Inc.	2,986	618,012
Amkor Technology, Inc.	696	15,256
Analog Devices, Inc.	2,067	358,604
Anthem, Inc.	286	124,447
APA Corp.	1,155	30,273
Apple, Inc.	55,007	8,240,049
Applied Materials, Inc.	2,927	399,975
Argonaut Gold, Inc.†	10,300	26,133
Arista Networks, Inc.†	113	46,295
Arrow Electronics, Inc.†	213	24,655
Artisan Partners Asset Management, Inc., Class A	1,137	56,327
Asbury Automotive Group, Inc.†	129	25,247
AT&T, Inc.	13,603	343,612
Atkore, Inc.†	521	49,250
Atlas Air Worldwide Holdings, Inc.†	356	28,879
Autodesk, Inc.†	723	229,632
Automatic Data Processing, Inc.	1,769	397,123
AutoNation, Inc.†	533	64,557
AutoZone, Inc.†	149	265,941
Avangrid, Inc.	1,010	53,227
Avaya Holdings Corp.†	707	13,164
Avnet, Inc.	1,134	43,217
Ball Corp.	7,289	666,798
Bank of America Corp.	19,753	943,798
Bank of New York Mellon Corp.	2,697	159,662
Bank OZK	1,276	56,999
Baxter International, Inc.	1,852	146,234
Becton Dickinson & Co.	1,250	299,487
Berkshire Hathaway, Inc., Class B†	1,954	560,818
Bio-Techne Corp.	143	74,882
Biogen, Inc.†	190	50,669
BlackRock, Inc.	1,729	1,631,242
Blackstone, Inc., Class A	903	124,993
Boeing Co.†	603	124,839
Boise Cascade Co.	580	32,840
Booking Holdings, Inc.†	970	2,348,157
BorgWarner, Inc.	2,492	112,314
Boston Scientific Corp.†	2,141	92,341
Brighthouse Financial, Inc.†	496	24,914
Bristol-Myers Squibb Co.	9,954	581,314
Broadcom, Inc.	1,098	583,774
Brown & Brown, Inc.	1,176	74,217
Bruker Corp.	321	25,776
Brunswick Corp.	446	41,518

Builders FirstSource, Inc.†	479	27,911
Burlington Stores, Inc.†	1,452	401,173
Capital One Financial Corp.	2,009	303,419
Caterpillar, Inc.	637	129,954
Centene Corp.†	815	58,061
Century Communities, Inc.	451	30,244
Cerner Corp.	653	48,511
Charles River Laboratories International, Inc.†	128	57,431
Charles Schwab Corp.	8,274	678,716
Chart Industries, Inc.†	249	44,202
Charter Communications, Inc., Class A†	986	665,442
Chemours Co.	1,895	53,098
Cheniere Energy, Inc.	696	71,966
Chevron Corp.	1,935	221,538
Chipotle Mexican Grill, Inc.†	43	76,498
Church & Dwight Co., Inc.	2,523	220,409
Cigna Corp.	440	93,988
Cintas Corp.	122	52,838
Cisco Systems, Inc.	11,698	654,737
Citigroup, Inc.	6,733	465,654
Clorox Co.	1,806	294,396
Cloudflare, Inc., Class A†	247	48,096
CME Group, Inc.	404	89,102
CNX Resources Corp.†	1,003	14,654
Coca-Cola Co.	16,208	913,645
Cognex Corp.	469	41,080
Cognizant Technology Solutions Corp., Class A	723	56,459
Cohu, Inc.†	340	10,894
Colgate-Palmolive Co.	5,562	423,769
Comcast Corp., Class A	28,807	1,481,544
Conagra Brands, Inc.	791	25,470
ConocoPhillips	32,685	2,434,706
Copart, Inc.†	767	119,107
Corning, Inc.	2,659	94,581
Corteva, Inc.	7,286	314,391
CoStar Group, Inc.†	660	56,793
Costco Wholesale Corp.	3,358	1,650,591
Coterra Energy, Inc.	27,467	585,596
Crocs, Inc.†	304	49,081
Crowdstrike Holdings, Inc., Class A†	1,377	388,039
Crown Castle International Corp.	493	88,888
CSX Corp.	3,204	115,889
CVS Health Corp.	2,533	226,146
D.R. Horton, Inc.	869	77,576
Danaher Corp.	4,431	1,381,453
Darling Ingredients, Inc.†	347	29,328
DaVita, Inc.†	227	23,435
Deckers Outdoor Corp.†	1,294	511,531
Deere & Co.	1,911	654,154
Deluxe Corp.	664	23,685
Devon Energy Corp.	2,289	91,743
DexCom, Inc.†	915	570,237
Diamondback Energy, Inc.	511	54,774
Digital Realty Trust, Inc.	346	54,602
Discover Financial Services	1,700	192,644
Discovery, Inc., Class A†	1,978	46,364
DocuSign, Inc.†	607	168,922
Dollar General Corp.	317	70,222
Dollar Tree, Inc.†	377	40,626
Dominion Energy, Inc.	1,825	138,572
Dow, Inc.	1,309	73,265
DraftKings, Inc., Class A†	8,282	385,858
Duke Energy Corp.	649	66,204
DuPont de Nemours, Inc.	1,048	72,941
Dynatrace, Inc.†	534	40,050
eBay, Inc.	2,860	219,419
Ecolab, Inc.	357	79,333
Edison International	572	35,996
Edwards Lifesciences Corp.†	9,943	1,191,370
Electronic Arts, Inc.	416	58,344
Eli Lilly & Co.	5,813	1,480,920
Emerson Electric Co.	3,801	368,735
EnerSys	198	15,848
Enphase Energy, Inc.†	662	153,339
Entegris, Inc.	356	50,118
EOG Resources, Inc.	2,471	228,469
EPAM Systems, Inc.†	215	144,747
Equifax, Inc.	376	104,314
Equinix, Inc.	104	87,055
Equitable Holdings, Inc.	2,260	75,710
Equity Commonwealth†	975	25,282
Equity LifeStyle Properties, Inc.	1,646	139,103
Estee Lauder Cos., Inc., Class A	845	274,059
Etsy, Inc.†	353	88,494
Evergy, Inc.	1,765	112,519
Eversource Energy	909	77,174
Exact Sciences Corp.†	248	23,615
Exelon Corp.	1,753	93,242
Extra Space Storage, Inc.	1,936	382,108
Exxon Mobil Corp.	4,285	276,254
FactSet Research Systems, Inc.	779	345,790
Fastenal Co.	5,357	305,778
Federated Hermes, Inc.	2,777	92,502
FedEx Corp.	402	94,683
Fidelity National Information Services, Inc.	990	109,633
Fifth Third Bancorp	1,988	86,538
First American Financial Corp.	417	30,499
First Republic Bank	5,006	1,082,948
First Solar, Inc.†	3,977	475,609
Fiserv, Inc.†	757	74,557
Floor & Decor Holdings, Inc., Class A†	4,229	574,806
Ford Motor Co.†	6,096	104,120
Fortinet, Inc.†	359	120,746
Franklin Resources, Inc.	3,954	124,511
Freeport-McMoRan, Inc.	5,976	225,415
Generac Holdings, Inc.†	455	226,845
General Dynamics Corp.	493	99,956
General Electric Co.	1,121	117,559
General Mills, Inc.	2,549	157,528
General Motors Co.†	8,563	466,084
Gilead Sciences, Inc.	1,696	110,036
Global Payments, Inc.	712	101,809
Goldman Sachs Group, Inc.	386	159,553
GrafTech International, Ltd.	1,673	17,901

Gray Television, Inc.	831	19,479
Group 1 Automotive, Inc.	144	25,891
H&R Block, Inc.	2,771	63,927
Hamilton Lane, Inc., Class A	398	41,595
Harsco Corp.†	767	13,116
HCA Healthcare, Inc.	3,971	994,577
HEICO Corp.	282	39,308
Herc Holdings, Inc.	221	40,231
Hershey Co.	1,819	318,962
Hess Corp.	863	71,258
Hess Midstream LP, Class A	2,167	54,543
Hewlett Packard Enterprise Co.	6,045	88,559
Hibbett Sports, Inc.	240	18,586
HollyFrontier Corp.	998	33,732
Home Depot, Inc.	4,729	1,757,958
Honeywell International, Inc.	3,188	696,961
Houlihan Lokey, Inc.	970	108,718
Howmet Aerospace, Inc.	830	24,643
HP, Inc.	5,578	169,181
Humana, Inc.	168	77,811
Huntington Bancshares, Inc.	3,765	59,261
IAC/InterActiveCorp†	218	33,217
IDEX Corp.	890	198,087
IDEXX Laboratories, Inc.†	1,167	777,385
Illinois Tool Works, Inc.	1,488	339,071
Illumina, Inc.†	506	210,020
Incyte Corp.†	363	24,314
Intel Corp.	6,562	321,538
Intercontinental Exchange, Inc.	777	107,583
International Business Machines Corp.	923	115,467
International Flavors & Fragrances, Inc.	224	33,029
International Paper Co.	2,033	100,979
Interpublic Group of Cos., Inc.	1,214	44,396
Intuit, Inc.	2,377	1,487,978
Intuitive Surgical, Inc.†	540	195,010
IQVIA Holdings, Inc.†	277	72,413
Jabil, Inc.	447	26,802
Jack Henry & Associates, Inc.	472	78,579
Johnson & Johnson	13,135	2,139,429
JPMorgan Chase & Co.	19,702	3,347,173
KeyCorp	2,633	61,270
Keysight Technologies, Inc.†	564	101,531
Kimberly-Clark Corp.	2,678	346,774
Kinder Morgan, Inc.	3,629	60,786
KLA Corp.	603	224,774
Kraft Heinz Co.	941	33,772
Kroger Co.	1,004	40,180
Kulicke & Soffa Industries, Inc.	931	53,067
L3Harris Technologies, Inc.	1,787	411,975
Lam Research Corp.	1,446	814,922
Laredo Petroleum, Inc.†	228	17,191
Las Vegas Sands Corp.†	746	28,952
Lear Corp.	303	52,071
Lennar Corp., Class A	1,290	128,910
Lennox International, Inc.	366	109,536
Liberty Broadband Corp., Class C†	640	103,968
Liberty Media Corp. - Liberty Formula One, Series C†	1,283	71,591
Lithia Motors, Inc.	42	13,407
Livent Corp.†	965	27,232
Lockheed Martin Corp.	262	87,068
Loews Corp.	683	38,296
Louisiana-Pacific Corp.	790	46,555
Lowe’s Cos., Inc.	1,913	447,298
Lululemon Athletica, Inc.†	107	49,863
M/I Homes, Inc.†	292	16,720
Malibu Boats, Inc., Class A†	368	25,984
Marathon Petroleum Corp.	1,101	72,589
MarineMax, Inc.†	340	17,609
Marriott International, Inc., Class A†	639	102,253
Marsh & McLennan Cos., Inc.	2,127	354,784
MasTec, Inc.†	198	17,648
Mastercard, Inc., Class A	4,484	1,504,472
Match Group, Inc.†	1,892	285,276
McDonald’s Corp.	2,264	555,925
McKesson Corp.	379	78,787
MDC Holdings, Inc.	787	38,547
MercadoLibre, Inc.†	902	1,335,880
Merck & Co., Inc.	16,515	1,454,146
Meritage Homes Corp.†	404	43,919
Meritor, Inc.†	919	22,368
Meta Platforms, Inc.†	8,718	2,820,883
MetLife, Inc.	1,916	120,325
Mettler-Toledo International, Inc.†	66	97,738
MGIC Investment Corp.	4,853	78,424
Microchip Technology, Inc.	1,004	74,386
Micron Technology, Inc.	4,029	278,404
Microsoft Corp.	29,369	9,739,348
MKS Instruments, Inc.	287	43,064
Moderna, Inc.†	1,046	361,090
Mondelez International, Inc., Class A	1,759	106,842
Monolithic Power Systems, Inc.	105	55,173
Monster Beverage Corp.†	2,729	231,965
Moody’s Corp.	3,293	1,330,866
Morgan Stanley	16,043	1,648,900
Mosaic Co.	1,976	82,142
MSCI, Inc.	235	156,247
Nasdaq, Inc.	5,197	1,090,694
Netflix, Inc.†	1,352	933,299
Newmont Corp.	1,377	74,358
Nexstar Media Group, Inc., Class A	549	82,312
NextEra Energy, Inc.	12,617	1,076,609
NIKE, Inc., Class B	7,739	1,294,657
NMI Holdings, Inc., Class A†	827	20,080
Norfolk Southern Corp.	391	114,583
Northern Trust Corp.	785	96,586
Northrop Grumman Corp.	181	64,657
NortonLifeLock, Inc.	2,795	71,133
Novavax, Inc.†	581	86,470
NVIDIA Corp.	8,354	2,135,867
NVR, Inc.†	103	504,164
O’Reilly Automotive, Inc.†	1,138	708,200
Oasis Petroleum, Inc.	189	22,793
Okta, Inc.†	363	89,726
Old Dominion Freight Line, Inc.	768	262,157
Old Republic International Corp.	2,160	55,793

Omnicell, Inc.†	100	17,815
Omnicom Group, Inc.	3,575	243,386
Oracle Corp.	8,405	806,376
Organon & Co.	769	28,261
Otis Worldwide Corp.	8,913	715,803
Ovintiv, Inc.	1,627	61,045
Palo Alto Networks, Inc.†	324	164,945
Parker-Hannifin Corp.	2,673	792,785
Paychex, Inc.	904	111,445
Paycom Software, Inc.†	100	54,785
PayPal Holdings, Inc.†	4,016	934,081
Peloton Interactive, Inc., Class A†	372	34,016
PepsiCo, Inc.	12,115	1,957,784
Perficient, Inc.†	195	24,102
Pfizer, Inc.	17,574	768,687
Philip Morris International, Inc.	1,674	158,260
Phillips 66	600	44,868
Pinterest, Inc., Class A†	2,382	106,332
Pioneer Natural Resources Co.	554	103,587
PNC Financial Services Group, Inc.	1,177	248,382
Pool Corp.	146	75,213
PotlatchDeltic Corp.	696	36,380
Power Integrations, Inc.	273	28,176
Principal Financial Group, Inc.	999	67,023
Procter & Gamble Co.	11,236	1,606,636
Progress Software Corp.	527	27,093
Progressive Corp.	798	75,714
Prologis, Inc.	1,000	144,960
Prudential Financial, Inc.	1,133	124,687
Public Storage	282	93,675
QUALCOMM, Inc.	3,546	471,760
Qualys, Inc.†	372	46,307
Radian Group, Inc.	3,108	74,188
Range Resources Corp.†	1,472	34,327
Ranger Oil Corp.†	594	19,626
Raytheon Technologies Corp.	1,852	164,569
Regeneron Pharmaceuticals, Inc.†	138	88,312
Regions Financial Corp.	5,237	124,012
Reinsurance Group of America, Inc.	241	28,457
Republic Services, Inc.	1,129	151,963
ResMed, Inc.	533	140,131
Revolve Group, Inc.†	391	29,341
RingCentral, Inc., Class A†	131	31,935
Roku, Inc.†	84	25,612
Roper Technologies, Inc.	390	190,269
Ross Stores, Inc.	600	67,920
RPM International, Inc.	543	47,350
S&P Global, Inc.	1,126	533,904
salesforce.com, Inc.†	3,426	1,026,738
SBA Communications Corp.	176	60,778
Schnitzer Steel Industries, Inc., Class A	354	19,045
Sealed Air Corp.	9,275	550,193
SEI Investments Co.	1,189	74,955
Sempra Energy	714	91,128
ServiceNow, Inc.†	299	208,630
Sherwin-Williams Co.	2,853	903,288
Shoals Technologies Group, Inc., Class A†	688	21,321
Shutterstock, Inc.	265	32,105
Simon Property Group, Inc.	1,755	257,248
Skyworks Solutions, Inc.	818	136,712
Snap, Inc., Class A†	2,304	121,144
Snap-on, Inc.	667	135,554
SolarEdge Technologies, Inc.†	398	141,163
Sorrento Therapeutics, Inc.†	4,027	27,625
Southern Co.	1,644	102,454
Southwest Airlines Co.†	8,746	413,511
Southwestern Energy Co.†	4,254	20,760
Splunk, Inc.†	258	42,524
Square, Inc., Class A†	2,714	690,713
SS&C Technologies Holdings, Inc.	715	56,821
STAAR Surgical Co.†	113	13,386
Stanley Black & Decker, Inc.	777	139,650
Starbucks Corp.	1,421	150,725
State Street Corp.	2,187	215,529
Steel Dynamics, Inc.	5,756	380,356
Stryker Corp.	1,807	480,788
Sylvamo Corp.†	184	5,181
Synchrony Financial	3,001	139,396
Sysco Corp.	750	57,675
T-Mobile US, Inc.†	518	59,586
T. Rowe Price Group, Inc.	1,140	247,243
Take-Two Interactive Software, Inc.†	234	42,354
Target Corp.	1,739	451,479
TechTarget, Inc.†	232	21,880
TEGNA, Inc.	2,643	51,961
Teleflex, Inc.	103	36,765
Terreno Realty Corp.	264	19,306
Tesla, Inc.†	1,566	1,744,524
Texas Instruments, Inc.	9,099	1,705,880
Thermo Fisher Scientific, Inc.	1,689	1,069,255
TJX Cos., Inc.	1,722	112,774
Toll Brothers, Inc.	633	38,088
TopBuild Corp.†	2,012	517,024
Toro Co.	749	71,507
Tractor Supply Co.	2,938	638,045
Trade Desk, Inc., Class A†	790	59,179
TransDigm Group, Inc.†	89	55,520
Trex Co., Inc.†	284	30,218
Tri Pointe Homes, Inc.†	1,321	31,955
Trimble, Inc.†	5,039	440,257
Trinseo PLC	412	23,097
Truist Financial Corp.	4,897	310,813
Twilio, Inc., Class A†	255	74,297
Twitter, Inc.†	2,852	152,696
Uber Technologies, Inc.†	8,626	377,991
Ubiquiti, Inc.	64	19,554
Ultra Clean Holdings, Inc.†	477	23,645
Union Pacific Corp.	6,913	1,668,798
United Parcel Service, Inc., Class B	2,728	582,346
UnitedHealth Group, Inc.	6,080	2,799,658
Universal Display Corp.	252	46,166
Unum Group	2,515	64,057
US Bancorp	15,525	937,244
Valero Energy Corp.	617	47,713
Valvoline, Inc.	918	31,175
Veeva Systems, Inc., Class A†	471	149,312
Ventas, Inc.	817	43,603

VeriSign, Inc.†	272	60,566
Verisk Analytics, Inc.	411	86,421
Verizon Communications, Inc.	12,636	669,582
Vertex Pharmaceuticals, Inc.†	334	61,767
VF Corp.	600	43,728
Viatris, Inc.	5,879	78,485
Virtus Investment Partners, Inc.	66	21,120
Visa, Inc., Class A	11,305	2,394,060
Vontier Corp.	3,437	116,274
Vulcan Materials Co.	4,514	858,202
Walgreens Boots Alliance, Inc.	961	45,186
Walmart, Inc.	1,218	181,994
Walt Disney Co.†	2,660	449,726
Waste Management, Inc.	3,581	573,784
Waters Corp.†	355	130,480
WEC Energy Group, Inc.	340	30,620
Wells Fargo & Co.	6,693	342,414
Welltower, Inc.	973	78,229
Werner Enterprises, Inc.	664	30,092
WESCO International, Inc.†	198	25,653
West Pharmaceutical Services, Inc.	1,176	505,539
Western Digital Corp.†	1,845	96,475
Western Union Co.	4,392	80,022
Weyerhaeuser Co.	2,246	80,227
Whirlpool Corp.	285	60,087
Williams-Sonoma, Inc.	255	47,361
Workday, Inc., Class A†	372	107,873
WW Grainger, Inc.	707	327,419
Wyndham Hotels & Resorts, Inc.	6,914	584,026
Xilinx, Inc.	413	74,340
XPO Logistics, Inc.†	2,788	239,210
YETI Holdings, Inc.†	1,323	130,091
Yum! Brands, Inc.	590	73,715
Zebra Technologies Corp., Class A†	1,181	630,595
Ziff Davis, Inc.†	305	39,122
Zimmer Biomet Holdings, Inc.	341	48,804
Zoetis, Inc.	603	130,369
Zoom Video Communications, Inc., Class A†	243	66,740
Zscaler, Inc.†	216	68,874

		165,919,244

Total Common Stocks (cost $233,323,415)		280,408,648

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
United States — 1.2%
M&T Bank Corp. Series F 5.13% due 11/01/2026(1)	617,000	674,378
Progressive Corp. Series B 5.38% due 03/15/2023(1)	1,507,000	1,550,326
Prudential Financial, Inc. 4.50% due 09/15/2047	642,000	683,024
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	813,000	861,666
Truist Financial Corp. Series N 4.80% due 09/01/2024(1)	3,592,000	3,722,210

Total Preferred Securities/Capital Securities (cost $7,168,503)		7,491,604

FOREIGN CORPORATE BONDS & NOTES — 7.9%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	419,000	418,488

British Virgin Islands — 0.4%
TSMC Global, Ltd. Company Guar. Notes 1.25% due 04/23/2026*	2,396,000	2,358,311

Canada — 0.4%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	904,000	932,219
CCL Industries, Inc. Senior Notes 3.05% due 06/01/2030*	765,000	792,773
Cenovus Energy, Inc. Senior Notes 2.65% due 01/15/2032	143,000	139,550
Enbridge, Inc. Company Guar. Notes 1.60% due 10/04/2026	963,000	956,194

		2,820,736

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	303,000	310,738

France — 0.2%
BPCE SA Senior Notes 2.05% due 10/19/2027*	1,233,000	1,228,316

Germany — 0.3%
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032	1,743,000	1,762,474

Ireland — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	3,503,000	3,446,937
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	2,318,000	2,363,435
Bank of Ireland Group PLC Senior Notes 2.03% due 09/30/2027*	2,190,000	2,161,267

GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,498,000	1,823,845

		9,795,484

Italy — 0.9%
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	5,924,000	5,895,462

Netherlands — 0.2%
JDE Peet’s NV Company Guar. Notes 1.38% due 01/15/2027*	1,213,000	1,184,601

Spain — 0.8%
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	3,600,000	3,534,362
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,041,000	1,311,910

		4,846,272

SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	108,000	116,125
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,734,431

		1,850,556

Switzerland — 1.4%
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	4,619,000	4,705,604
UBS Group AG Senior Notes 1.49% due 08/10/2027*	3,955,000	3,875,169

		8,580,773

United Kingdom — 1.3%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	2,653,000	2,615,855
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,169,000	1,166,540
Nationwide Building Society Senior Notes 1.50% due 10/13/2026*	2,381,000	2,342,577
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	1,500,000	1,482,831
Natwest Group PLC Senior Notes 3.07% due 05/22/2028	729,000	764,046

		8,371,849

Total Foreign Corporate Bonds & Notes (cost $49,349,786)		49,424,060

U.S. CORPORATE BONDS & NOTES — 27.8%
United States — 27.8%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,886,000	2,016,415
AES Corp. Senior Notes 2.45% due 01/15/2031	1,179,000	1,154,691
American Tower Corp. Senior Notes 2.10% due 06/15/2030	3,150,000	3,062,788
Analog Devices, Inc. Senior Notes 1.70% due 10/01/2028	563,000	559,644
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	1,505,000	1,693,232
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	1,391,000	1,679,691
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	716,000	755,487
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	4,523,000	4,658,875
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	990,000	1,188,133
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	341,968
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,482,000	2,372,607
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	3,277,000	3,319,660
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	3,732,000	3,865,447
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,058,000	1,460,178
Boeing Co. Senior Notes 2.20% due 02/04/2026	6,062,000	6,077,389
Boston Properties LP Senior Notes 2.55% due 04/01/2032	1,819,000	1,812,506

Boston Properties LP Senior Notes 3.25% due 01/30/2031	2,234,000	2,344,946
Boston Properties LP Senior Notes 3.40% due 06/21/2029	750,000	804,526
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,423,000	2,474,901
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	2,944,000	2,887,649
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.90% due 06/01/2052	699,000	706,361
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	700,000	751,429
Cigna Corp. Senior Notes 2.38% due 03/15/2031	3,524,000	3,538,280
Citigroup, Inc. Senior Notes 1.28% due 11/03/2025	2,787,000	2,789,840
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	812,000	886,095
Cox Communications, Inc. Senior Notes 3.60% due 06/15/2051*	1,718,000	1,837,921
Crown Castle International Corp. Senior Notes 2.10% due 04/01/2031	1,389,000	1,332,942
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	3,419,000	3,327,386
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	466,000	612,345
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026	1,490,000	1,699,661
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	749,053
Diamondback Energy, Inc. Company Guar. Notes 3.13% due 03/24/2031	1,134,000	1,171,670
Digital Realty Trust LP Company Guar. Notes 3.60% due 07/01/2029	3,230,000	3,523,618
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	561,000	617,992
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	2,339,000	2,480,452
Electronic Arts, Inc. Senior Notes 1.85% due 02/15/2031	2,147,000	2,065,105
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	712,000	778,648
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	750,000	871,508
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,972,000	2,104,124
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	1,661,000	1,618,859
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	2,038,000	2,004,502
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	1,548,000	1,558,223
Eversource Energy Senior Notes 1.65% due 08/15/2030	232,000	218,948
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	2,334,000	2,295,719
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	750,000	797,379
Flowers Foods, Inc. Senior Notes 2.40% due 03/15/2031	496,000	490,887
General Motors Co. Senior Notes 5.20% due 04/01/2045	2,989,000	3,730,413
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	679,000	680,101
Hess Corp. Senior Notes 4.30% due 04/01/2027	2,965,000	3,252,412
Hess Corp. Senior Notes 5.80% due 04/01/2047	917,000	1,223,365
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	487,489
Highwoods Realty LP Senior Notes 4.20% due 04/15/2029	439,000	489,198

Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	1,487,000	1,473,839
JPMorgan Chase & Co. Senior Notes 1.95% due 02/04/2032	726,000	694,973
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,369,000	5,417,389
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,093,255
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	2,918,000	3,391,142
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,542,798
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	1,785,000	2,401,611
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	1,007,652
Mid-America Apartments LP Senior Notes 2.75% due 03/15/2030	894,000	925,733
Mid-America Apartments LP Senior Notes 4.20% due 06/15/2028	870,000	987,370
Morgan Stanley Senior Notes 1.59% due 05/04/2027	2,309,000	2,287,811
Morgan Stanley Senior Notes 1.93% due 04/28/2032	858,000	817,448
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,439,000	1,471,617
Motorola Solutions, Inc. Senior Notes 2.75% due 05/24/2031	2,313,000	2,336,444
MPLX LP Senior Notes 4.50% due 04/15/2038	750,000	843,927
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	1,408,000	1,327,344
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	2,326,000	2,327,923
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	1,102,000	1,171,341
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,013,000	1,025,662
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	2,500,000	2,537,946
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	250,000	278,977
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,318,000	2,365,292
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	419,000	394,871
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	3,171,000	3,465,252
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	699,000	713,359
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	501,000	522,986
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	417,000	440,787
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	2,553,000	2,762,794
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	885,000	914,627
Quanta Services, Inc. Senior Bonds 3.05% due 10/01/2041	259,000	254,532
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	686,000	642,319
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	2,408,000	2,320,690
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,072,000	2,298,288
Sempra Energy Senior Notes 3.80% due 02/01/2038	887,000	981,157
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	750,000	755,380
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,000,000	1,119,009
Synchrony Financial Senior Notes 2.88% due 10/28/2031	764,000	760,977
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	3,816,000	4,174,499

Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,428,000	2,313,950
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	3,368,000	3,625,737
VMware, Inc. Senior Notes 1.80% due 08/15/2028	4,549,000	4,436,360
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,677,000	2,775,160
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,888,000	2,004,775
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	1,000,000	1,069,814
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	680,000	680,055

Total U.S. Corporate Bonds & Notes (cost $170,351,357)		172,377,530

OPTIONS - PURCHASED†(2) — 0.1%
Exchanged-Traded Put Options—Purchased (cost $2,365,382)	678	709,398

EXCHANGE-TRADED FUNDS — 0.0%
iShares Core S&P 500 ETF† (cost $47,597)	160	73,758

RIGHTS — 0.0%
Aristocrat Leisure, Ltd. Expires 11/08/2021† (cost $0)	143	510

Total Long-Term Investment Securities (cost $462,606,040)		510,485,508

SHORT-TERM INVESTMENT SECURITIES — 16.1%
Registered Investment Companies — 16.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.03%(3) (cost $99,707,761)	99,683,345	99,703,281

TOTAL INVESTMENTS (cost $562,313,801)	98.3%	610,188,789
Other assets less liabilities	1.7	10,285,955

NET ASSETS	100.0%	$620,474,744

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $40,054,589 representing 6.5% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Options – Purchased

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	November 2021	$3,760	223	$102,699,974	$825,930	$42,928	$(783,002)
S&P 500 Index	December 2021	3,780	217	99,936,746	834,087	171,430	(662,657)
S&P 500 Index	January 2022	3,790	238	109,608,044	705,365	495,040	(210,325)

					$2,365,382	$709,398	$(1,655,984)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of October 31, 2021.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

LSE — London Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Long	S&P/Toronto Stock Exchange 60 Index	December 2021	$4,984,852	$5,092,518	$107,666
119	Long	Long Gilt	December 2021	20,191,209	20,344,163	152,954
271	Long	Euro Stoxx 50 Index	December 2021	12,989,180	13,273,503	284,323
26	Long	XAE Energy	December 2021	1,491,813	1,552,720	60,907
423	Long	S&P 500 E-Mini Index	December 2021	94,504,944	97,226,550	2,721,606
30	Long	Nasdaq 100 E-Mini Index	December 2021	9,367,112	9,503,100	135,988
26	Long	XAF Financial	December 2021	3,176,907	3,218,475	41,568
57	Long	E-Mini Russell 2000 Index	December 2021	6,365,467	6,541,605	176,138
90	Short	Euro-Bund	December 2021	17,528,088	17,491,203	36,885
190	Short	MSCI Emerging Markets Index	December 2021	12,435,407	11,989,000	446,407
34	Short	U.S. Treasury Ultra 10 Year Futures	December 2021	5,013,082	4,931,063	82,019
674	Short	U.S. Treasury 10 Year Notes	December 2021	89,998,794	88,093,906	1,904,888
77	Short	U.S. Treasury 2 Year Notes	December 2021	16,953,715	16,882,250	71,465

						$6,222,814

						Unrealized (Depreciation)
28	Long	Topix Index	December 2021	$4,983,994	$4,894,933	$(89,061)
18	Long	Nikkei 225 E-Mini Index	December 2021	4,647,355	4,545,207	(102,148)
345	Long	U.S. Treasury Long Bonds	December 2021	56,454,851	55,491,094	(963,757)
54	Long	U.S. Treasury 5 Year Notes	December 2021	6,657,471	6,574,500	(82,971)
142	Long	U.S. Treasury 2 Year Notes	December 2021	31,264,739	31,133,500	(131,239)
56	Short	Stoxx Europe 600	December 2021	1,485,765	1,535,214	(49,449)
29	Short	FTSE 100 Index	December 2021	2,782,820	2,867,059	(84,239)

						$(1,502,864)

		Net Unrealized Appreciation (Depreciation)				$4,719,950

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	520,000	EUR	615,822	11/24/2021	$537	$—
	NZD	9,763,007	AUD	9,342,000	11/24/2021	34,027	—
	SGD	7,456,000	USD	5,544,121	11/24/2021	15,548	—
	USD	2,627,404	COP	9,954,181,000	11/10/2021	14,585	—
	USD	2,736,026	HUF	855,819,000	11/24/2021	10,723	—
	USD	5,415,458	PLN	21,354,000	11/24/2021	—	(65,474)
	USD	2,911,372	SEK	25,099,000	11/24/2021	11,693	—

						87,113	(65,474)

Barclays Bank PLC	AUD	355,000	CAD	328,461	11/24/2021	—	(1,675)
	ILS	8,842,000	USD	2,750,200	11/24/2021	—	(44,297)
	USD	2,916,587	MYR	12,203,000	11/10/2021	25,174	—
	USD	3,546,660	MYR	4,381,000	11/24/2021	—	(6,796)

						25,174	(52,768)

Citibank N.A.	BRL	30,481,000	USD	5,328,846	11/03/2021	—	(71,948)
	MXN	55,142,000	USD	2,719,801	11/24/2021	50,175	—
	THB	94,283,000	USD	2,820,379	11/24/2021	—	(20,377)
	USD	262,951	DKK	1,682,000	11/24/2021	—	(1,451)
	USD	5,299,569	BRL	30,481,000	12/02/2021	69,996	—

						120,171	(93,776)

Morgan Stanley and Co. International PLC	BRL	15,702,000	USD	2,801,427	12/02/2021	35,347	—
	CAD	840,000	USD	678,445	11/24/2021	—	(278)
	CHF	170,841	GBP	134,353	11/24/2021	—	(2,824)
	EUR	6,011,000	USD	6,991,094	11/24/2021	39,408	—
	KRW	3,143,765,000	USD	2,657,676	11/10/2021	—	(18,090)
	USD	2,941,895	INR	221,407,000	11/10/2021	8,293	—
	USD	138,706	PHP	7,065,000	11/10/2021	1,236	—
	USD	2,578,618	AUD	3,441,000	11/24/2021	10,102	—
	USD	2,737,310	CZK	60,165,000	11/24/2021	—	(30,531)
	USD	994,951	GBP	721,000	11/24/2021	—	(8,212)
	USD	12,731,786	JPY	1,457,428,534	11/24/2021	57,382	—
	USD	3,155,690	NOK	26,517,000	11/24/2021	—	(17,237)
	USD	3,078,355	NZD	4,295,000	11/24/2021	—	(1,464)
	ZAR	39,060,000	USD	2,684,945	11/24/2021	134,576	—

						286,344	(78,636)

UBS AG	CHF	3,573,000	USD	3,870,247	11/24/2021	—	(34,340)
	CLP	4,166,474,000	USD	5,155,315	11/10/2021	37,614	—
	GBP	983,500	USD	1,353,353	12/15/2021	7,183	—
	HUF	855,819,000	USD	2,709,317	11/24/2021	—	(37,431)
	INR	221,277,000	USD	2,970,420	11/10/2021	21,965	—
	NZD	3,234,000	USD	2,318,396	11/24/2021	1,594	—
	TWD	158,912,000	USD	5,715,026	11/10/2021	4,108	—
	USD	5,723,003	BRL	30,481,000	11/03/2021	—	(322,209)
	USD	2,798,400	IDR	40,019,914,000	11/10/2021	13,052	—
	USD	2,562,913	RUB	188,064,000	11/10/2021	85,112	—
	USD	1,286,608	SEK	11,067,000	11/24/2021	2,270	—
	USD	2,849,116	THB	94,414,000	11/24/2021	—	(4,415)

						172,898	(398,395)

Net Unrealized Appreciation/(Depreciation)						$691,700	$(689,049)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Industry Allocation*
Registered Investment Companies	16.1%
Diversified Banking Institutions	9.5
Real Estate Investment Trusts	4.4
Banks-Commercial	3.3
Medical-Drugs	3.0
Oil Companies-Exploration & Production	2.7
Pipelines	2.2
Telephone-Integrated	2.2
Applications Software	1.9
Electronic Components-Semiconductors	1.8
Auto-Cars/Light Trucks	1.7
Computers	1.6
Web Portals/ISP	1.4
Cable/Satellite TV	1.3
E-Commerce/Products	1.2
Oil Companies-Integrated	1.2
Semiconductor Components-Integrated Circuits	1.2
Banks-Super Regional	1.1
Aerospace/Defense	1.0
Finance-Leasing Companies	1.0
Insurance-Life/Health	1.0
Finance-Credit Card	1.0
Electric-Integrated	0.9
Semiconductor Equipment	0.9
E-Commerce/Services	0.8
Pharmacy Services	0.8
Transport-Rail	0.8
Finance-Other Services	0.7
Cellular Telecom	0.7
Software Tools	0.7
Commercial Services-Finance	0.7
Diversified Minerals	0.7
Internet Content-Entertainment	0.7
Retail-Apparel/Shoe	0.6
Enterprise Software/Service	0.6
Diversified Manufacturing Operations	0.6
Machinery-General Industrial	0.6
Brewery	0.6
Cosmetics & Toiletries	0.6
Building Products-Air & Heating	0.6
Beverages-Non-alcoholic	0.6
Data Processing/Management	0.5
Medical Instruments	0.5
Retail-Regional Department Stores	0.5
Entertainment Software	0.5
Food-Misc./Diversified	0.5
Broadcast Services/Program	0.5
Medical-HMO	0.5
Retail-Gardening Products	0.5
Retail-Discount	0.5
Investment Management/Advisor Services	0.4
Athletic Footwear	0.4
Diagnostic Equipment	0.4
Insurance-Property/Casualty	0.4
Energy-Alternate Sources	0.4
Wireless Equipment	0.4
Building Societies	0.4
Retail-Building Products	0.4
Independent Power Producers	0.4
Soap & Cleaning Preparation	0.4
Power Converter/Supply Equipment	0.4
Distribution/Wholesale	0.4
Food-Confectionery	0.4
Computer Services	0.3
Medical Products	0.3
Medical-Biomedical/Gene	0.3
Internet Content-Information/News	0.3
Beverages-Wine/Spirits	0.3
Electric-Distribution	0.3
Apparel Manufacturers	0.3
Diversified Financial Services	0.3
Electronic Forms	0.3
Human Resources	0.3
Coatings/Paint	0.3
Audio/Video Products	0.3
Building & Construction Products-Misc.	0.3
Electric Products-Misc.	0.3
Industrial Automated/Robotic	0.3
Oil Refining & Marketing	0.3
Metal-Diversified	0.3
Gold Mining	0.2
Commercial Services	0.2
Chemicals-Diversified	0.2
Casino Hotels	0.2
Containers-Metal/Glass	0.2
Gas-Distribution	0.2
Machinery-Farming	0.2
Non-Hazardous Waste Disposal	0.2
Medical Labs & Testing Services	0.2
Rubber-Tires	0.2
Retail-Jewelry	0.2
Coffee	0.2
Medical-Hospitals	0.2
Retail-Auto Parts	0.2
Building Products-Cement	0.2
Oil-Field Services	0.2
Miscellaneous Manufacturing	0.2
Drug Delivery Systems	0.2
Multimedia	0.2
Industrial Gases	0.2
Insurance Brokers	0.2
Consumer Products-Misc.	0.2
Transport-Truck	0.2
Tools-Hand Held	0.1
Building-Residential/Commercial	0.1
Rental Auto/Equipment	0.1
Finance-Investment Banker/Broker	0.1
Electronic Measurement Instruments	0.1
Finance-Consumer Loans	0.1
Transport-Services	0.1
Retail-Restaurants	0.1
Networking Products	0.1
Instruments-Controls	0.1
Diagnostic Kits	0.1
Computer Data Security	0.1
Options Purchased	0.1
Electronic Components-Misc.	0.1
Hotels/Motels	0.1
Chemicals-Specialty	0.1
Machinery-Pumps	0.1
Building & Construction-Misc.	0.1
Retail-Drug Store	0.1
Office Automation & Equipment	0.1
Aerospace/Defense-Equipment	0.1
Import/Export	0.1
Textile-Apparel	0.1
Retail-Floor Coverings	0.1
Containers-Paper/Plastic	0.1
Steel-Producers	0.1
Food-Baking	0.1
Public Thoroughfares	0.1
Machinery-Construction & Mining	0.1
Airlines	0.1
Internet Gambling	0.1
Insurance-Reinsurance	0.1

Internet Application Software	0.1
Agricultural Biotech	0.1
Water	0.1
Advertising Agencies	0.1
Computer Aided Design	0.1
Telecom Services	0.1
Publishing-Periodicals	0.1

98.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$280,288,255	$120,393	$—	$280,408,648
Preferred Securities/Capital Securities	—	7,491,604	—	7,491,604
Foreign Corporate Bonds & Notes	—	49,424,060	—	49,424,060
U.S. Corporate Bonds & Notes	—	172,377,530	—	172,377,530
Options-Purchased	709,398	—	—	709,398
Exchange-Traded Funds	73,758	—	—	73,758
Rights	510	—	—	510
Short-Term Investment Securities	99,703,281	—	—	99,703,281

Total Investments at Value	$380,775,202	$229,413,587	$—	$610,188,789

Other Financial Instruments:†
Futures Contracts	$6,222,814	$—	$—	$6,222,814
Forward Foreign Currency Contracts	—	691,700	—	691,700

	$6,222,814	$691,700	$—	$6,914,514

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,502,864	$—	$—	$1,502,864
Forward Foreign Currency Contracts	—	689,049	—	689,049

	$1,502,864	$689,049	$—	$2,191,913

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.7%
Advanced Materials — 0.1%
Haynes International, Inc.	1,270	$50,965
Materion Corp.	2,070	149,413
Meta Materials, Inc.†	22,254	104,594

		304,972

Advertising Sales — 0.1%
Boston Omaha Corp., Class A†	1,792	63,526
Clear Channel Outdoor Holdings, Inc.†	36,891	106,984

		170,510

Advertising Services — 0.1%
Advantage Solutions, Inc.†	7,760	66,270
Fluent, Inc.†	4,403	10,479
National CineMedia, Inc.	6,105	19,414
Stagwell, Inc.†	6,264	54,372

		150,535

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,283	203,438
AerSale Corp.†	918	20,527
Kratos Defense & Security Solutions, Inc.†	12,462	266,562
National Presto Industries, Inc.	520	43,238

		533,765

Aerospace/Defense-Equipment — 0.4%
AAR Corp.†	3,455	122,203
Aerojet Rocketdyne Holdings, Inc.	7,606	334,740
Astronics Corp.†	2,479	31,979
Barnes Group, Inc.	4,810	201,731
Ducommun, Inc.†	1,105	53,471
Kaman Corp.	2,806	100,427
Moog, Inc., Class A	2,940	222,058
Park Aerospace Corp.	1,985	25,984
Triumph Group, Inc.†	6,471	132,332

		1,224,925

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	1,011	49,246
Marrone Bio Innovations, Inc.†	10,176	8,915

		58,161

Agricultural Operations — 0.1%
Andersons, Inc.	3,196	108,856
AppHarvest, Inc.†	7,086	42,658
Cadiz, Inc.†	2,140	12,990
Fresh Del Monte Produce, Inc.	3,408	114,134
Limoneira Co.	1,593	25,695
Tejon Ranch Co.†	2,117	38,550
Vital Farms, Inc.†	2,495	40,968

		383,851

Airlines — 0.3%
Allegiant Travel Co.†	1,559	273,246
Frontier Group Holdings, Inc.†	3,537	55,354
Hawaiian Holdings, Inc.†	5,136	99,381
Mesa Air Group, Inc.†	3,485	26,277
SkyWest, Inc.†	5,059	217,689
Spirit Airlines, Inc.†	9,989	218,260
Sun Country Airlines Holdings, Inc.†	2,632	79,697

		969,904

Apparel Manufacturers — 0.3%
Fossil Group, Inc.†	4,848	57,303
Kontoor Brands, Inc.	5,269	279,257
Oxford Industries, Inc.	1,632	151,319
PLBY Group, Inc.†	2,394	67,224
Superior Group of Cos., Inc.	1,193	31,006
Torrid Holdings, Inc.†	1,297	19,507
Urban Outfitters, Inc.†	6,969	222,520

		828,136

Appliances — 0.1%
Aterian, Inc.†	2,636	16,844
Hamilton Beach Brands Holding Co., Class A	754	11,310
iRobot Corp.†	2,841	236,996
Snap One Holdings Corp.†	1,349	19,695
Traeger, Inc.†	2,291	43,277
Weber, Inc., Class A†	1,728	28,789

		356,911

Applications Software — 1.4%
Agilysys, Inc.†	2,011	95,965
Alkami Technology, Inc.†	734	22,020
Appfolio, Inc., Class A†	1,903	250,606
Asana, Inc., Class A†	7,512	1,020,130
BigCommerce Holdings, Inc., Series 1†	4,914	227,076
Brightcove, Inc.†	4,131	40,979
Cerence, Inc.†	3,844	404,120
Digi International, Inc.†	3,430	73,916
DigitalOcean Holdings, Inc.†	5,032	491,073
Ebix, Inc.	2,696	88,456
EverCommerce, Inc.†	1,689	34,928
Forian, Inc.†	1,913	19,398
GreenBox POS†	1,857	15,079
GTY Technology Holdings, Inc.†	3,269	24,844
IBEX Holdings, Ltd.†	575	9,344
JFrog, Ltd.†	5,375	175,709
Kaltura, Inc.†	1,768	16,690
MeridianLink, Inc.†	1,285	31,033
Model N, Inc.†	3,606	116,870
ON24, Inc.†	2,732	52,263
Outbrain, Inc.†	820	13,891
Outset Medical, Inc.†	4,647	247,546
PDF Solutions, Inc.†	3,014	70,919
Phreesia, Inc.†	4,965	350,231
Porch Group, Inc.†	7,832	164,707
Smith Micro Software, Inc.†	4,679	26,670
Sprout Social, Inc., Class A†	4,544	580,178
Viant Technology, Inc., Class A†	1,176	13,818

		4,678,459

Athletic Equipment — 0.1%
Clarus Corp.	2,456	67,737
Nautilus, Inc.†	3,061	31,314
Vista Outdoor, Inc.†	5,841	244,387

		343,438

Audio/Video Products — 0.2%
Daktronics, Inc.†	3,730	20,701
Kopin Corp.†	7,882	41,302
Sonos, Inc.†	12,215	398,453
Universal Electronics, Inc.†	1,326	54,605
VOXX International Corp.†	1,581	17,881

		532,942

Auto Repair Centers — 0.1%
Monro, Inc.	3,371	208,193

Auto-Cars/Light Trucks — 0.1%
Arcimoto, Inc.†	2,781	32,482
Canoo, Inc.†	10,807	86,672
Fisker, Inc.†	16,589	266,254
Lordstown Motors Corp., Class A†	9,764	50,480

		435,888

Auto-Heavy Duty Trucks — 0.2%
Blue Bird Corp.†	1,605	31,474
Hyliion Holdings Corp.†	11,908	96,336
Nikola Corp.†	22,858	269,724
REV Group, Inc.	2,892	43,698
Workhorse Group, Inc.†	12,261	82,517
XL Fleet Corp.†	3,549	19,448

		543,197

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,073	78,784

Auto/Truck Parts & Equipment-Original — 1.0%
Adient PLC†	9,623	400,509
Aeva Technologies, Inc.†	7,790	60,450
American Axle & Manufacturing Holdings, Inc.†	11,458	104,039
Cooper-Standard Holdings, Inc.†	1,709	44,331
Dana, Inc.	14,768	327,702
Dorman Products, Inc.†	2,717	283,601
Fox Factory Holding Corp.†	4,291	690,636
Gentherm, Inc.†	3,378	248,722
Meritor, Inc.†	6,893	167,776
Methode Electronics, Inc.	3,878	163,147
Miller Industries, Inc.	1,127	40,730
Modine Manufacturing Co.†	5,081	55,891
Romeo Power, Inc.†	12,793	55,522
Shyft Group, Inc.	3,516	144,894
Tenneco, Inc., Class A†	6,911	91,709
Titan International, Inc.†	5,189	37,465
Velodyne Lidar, Inc.†	7,676	46,824
Visteon Corp.†	2,821	319,281

		3,283,229

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	3,256	32,690
Douglas Dynamics, Inc.	2,295	97,078
Motorcar Parts of America, Inc.†	1,907	36,080
Standard Motor Products, Inc.	2,124	101,740
XPEL, Inc.†	1,824	138,442

		406,030

B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,352	149,491

Banks-Commercial — 7.4%
1st Source Corp.	1,718	82,945
Alerus Financial Corp.	1,531	48,073
Allegiance Bancshares, Inc.	1,935	75,794
Amalgamated Financial Corp.	1,384	25,410
American National Bankshares, Inc.	1,078	39,994
Ameris Bancorp	6,756	353,947
Arrow Financial Corp.	1,403	50,298
Associated Banc-Corp	15,381	342,689
Atlantic Capital Bancshares, Inc.†	1,999	54,992
Atlantic Union Bankshares Corp.	7,793	279,535
BancFirst Corp.	1,745	113,442
Bancorp, Inc.†	5,315	162,373
Bank First Corp.	679	48,202
Bank of Marin Bancorp	1,624	61,891
Bank of N.T. Butterfield & Son, Ltd.	5,097	182,982
BankUnited, Inc.	9,463	383,819
Banner Corp.	3,523	203,488
Bar Harbor Bankshares	1,500	44,550
Blue Foundry Bancorp†	2,847	40,057
Blue Ridge Bankshares, Inc.	1,762	32,333
Bridgewater Bancshares, Inc.†	2,139	38,695
Bryn Mawr Bank Corp.	2,010	93,143
Business First Bancshares, Inc.	1,944	51,866
Byline Bancorp, Inc.	2,532	65,224
Cadence Bank	19,104	554,398
Cambridge Bancorp	693	63,624
Camden National Corp.	1,497	71,257
Capital Bancorp, Inc.	787	20,029
Capital City Bank Group, Inc.	1,367	36,731
Capstar Financial Holdings, Inc.	2,080	45,698
Carter Bankshares, Inc.†	2,631	39,412
Cathay General Bancorp	7,623	321,614
CBTX, Inc.	1,869	50,837
Central Pacific Financial Corp.	2,808	77,192
Century Bancorp, Inc., Class A	277	31,897
CIT Group, Inc.	10,086	499,560
Citizens & Northern Corp.	1,577	40,229
City Holding Co.	1,543	122,792
Civista Bancshares, Inc.	1,508	36,282
CNB Financial Corp.	1,633	41,919
Coastal Financial Corp.†	961	36,566
Columbia Banking System, Inc.	7,956	271,538
Community Bank System, Inc.	5,440	389,885
Community Trust Bancorp, Inc.	1,580	69,014
ConnectOne Bancorp, Inc.	3,789	127,803
CrossFirst Bankshares, Inc.†	4,737	67,408
Customers Bancorp, Inc.†	3,036	161,788
CVB Financial Corp.	13,130	262,863
Dime Community Bancshares, Inc.	3,515	125,415
Eagle Bancorp, Inc.	3,214	181,880
Eastern Bankshares, Inc.	17,450	362,436
Enterprise Bancorp, Inc.	942	34,995
Enterprise Financial Services Corp.	3,597	169,131
Equity Bancshares, Inc., Class A	1,373	45,941
Farmers National Banc Corp.	3,140	55,955
FB Financial Corp.	3,384	153,397
Fidelity D&D Bancorp, Inc.	408	20,641
Financial Institutions, Inc.	1,591	50,785
First Bancorp	3,489	168,937
First Bancorp, Inc.	1,052	31,213

First BanCorp/Puerto Rico	20,881	285,026
First Bancshares, Inc.	2,058	82,834
First Bank	1,583	23,808
First Busey Corp.	5,163	131,605
First Commonwealth Financial Corp.	9,696	148,349
First Community Bankshares, Inc.	1,718	55,698
First Financial Bancorp	9,615	228,645
First Financial Bankshares, Inc.	13,193	669,149
First Financial Corp.	1,181	50,606
First Foundation, Inc.	4,036	107,398
First Internet Bancorp	945	32,168
First Interstate BancSystem, Inc., Class A	4,160	172,931
First Merchants Corp.	5,498	228,607
First Mid Bancshares, Inc.	1,689	72,762
First Midwest Bancorp, Inc.	11,572	222,761
First of Long Island Corp.	2,325	46,802
Five Star Bancorp	543	14,889
Flagstar Bancorp, Inc.	5,295	249,871
Fulton Financial Corp.	16,149	259,999
German American Bancorp, Inc.	2,510	98,944
Glacier Bancorp, Inc.	11,197	619,082
Great Southern Bancorp, Inc.	1,076	60,719
Great Western Bancorp, Inc.	5,629	191,667
Guaranty Bancshares, Inc.	811	30,445
Hancock Whitney Corp.	8,790	434,929
Hanmi Financial Corp.	3,099	68,767
HarborOne Bancorp, Inc.	5,036	72,367
HBT Financial, Inc.	973	17,543
Heartland Financial USA, Inc.	4,095	205,241
Heritage Commerce Corp.	5,937	71,185
Heritage Financial Corp.	3,604	89,523
Hilltop Holdings, Inc.	6,463	229,049
Home BancShares, Inc.	15,494	368,137
HomeStreet, Inc.	2,056	96,961
Hope Bancorp, Inc.	12,082	176,276
Horizon Bancorp, Inc.	4,351	82,974
Howard Bancorp, Inc.†	1,339	27,731
Independent Bank Corp.	3,348	282,906
Independent Bank Corp.	2,096	47,223
International Bancshares Corp.	5,462	231,589
Kearny Financial Corp.	7,419	99,563
Lakeland Bancorp, Inc.	4,967	89,307
Lakeland Financial Corp.	2,479	178,166
Live Oak Bancshares, Inc.	3,202	285,554
Luther Burbank Corp.	1,586	23,013
Macatawa Bank Corp.	2,669	22,420
Mercantile Bank Corp.	1,580	54,305
Merchants Bancorp	1,000	44,430
Meta Financial Group, Inc.	3,194	177,075
Metrocity Bankshares, Inc.	1,929	45,331
Metropolitan Bank Holding Corp.†	781	70,962
Mid Penn Bancorp, Inc.	999	27,992
Midland States Bancorp, Inc.	2,206	56,606
MidWestOne Financial Group, Inc.	1,471	46,116
MVB Financial Corp.	1,016	43,373
NBT Bancorp, Inc.	4,286	157,253
Nicolet Bankshares, Inc.†	1,091	78,432
Northrim BanCorp, Inc.	616	27,363
OFG Bancorp	5,163	133,722
Old National Bancorp	16,788	286,739
Old Second Bancorp, Inc.	2,819	38,169
Origin Bancorp, Inc.	2,248	100,261
Orrstown Financial Services, Inc.	1,107	26,247
Park National Corp.	1,462	187,999
PCSB Financial Corp.	1,364	26,066
Peapack-Gladstone Financial Corp.	1,842	61,799
Peoples Bancorp, Inc.	2,576	82,329
Peoples Financial Services Corp.	712	32,595
Pioneer Bancorp, Inc.†	1,180	14,939
Preferred Bank	1,401	96,067
Premier Financial Corp.	3,758	119,805
Primis Financial Corp.	2,450	37,118
Provident Bancorp, Inc.	1,560	28,111
QCR Holdings, Inc.	1,563	86,184
RBB Bancorp	1,429	36,682
Red River Bancshares, Inc.	460	24,095
Reliant Bancorp, Inc.	1,547	52,412
Renasant Corp.	5,613	209,982
Republic Bancorp, Inc., Class A	956	51,643
Republic First Bancorp, Inc.†	4,542	14,080
S&T Bancorp, Inc.	3,937	120,315
Sandy Spring Bancorp, Inc.	4,712	223,632
Seacoast Banking Corp. of Florida	5,545	202,004
ServisFirst Bancshares, Inc.	5,072	407,332
Sierra Bancorp	1,426	35,593
Silvergate Capital Corp., Class A†	2,485	389,201
Simmons First National Corp., Class A	10,911	326,130
SmartFinancial, Inc.	1,406	36,542
South Plains Financial, Inc.	1,079	28,119
South State Corp.	7,096	554,127
Southern First Bancshares, Inc.†	756	40,726
Southside Bancshares, Inc.	3,165	130,778
Spirit of Texas Bancshares, Inc.	1,301	31,653
Stock Yards Bancorp, Inc.	2,447	149,879
Summit Financial Group, Inc.	1,163	29,226
Texas Capital Bancshares, Inc.†	5,152	312,211
Tompkins Financial Corp.	1,435	117,828
Towne Bank	6,823	215,061
TriCo Bancshares	2,800	122,724
TriState Capital Holdings, Inc.†	2,939	88,317
Triumph Bancorp, Inc.†	2,391	280,464
TrustCo Bank Corp.	1,919	64,402
Trustmark Corp.	6,316	200,912
UMB Financial Corp.	4,449	439,650
United Bankshares, Inc.	12,695	469,588
United Community Banks, Inc.	8,840	307,986
Univest Financial Corp.	2,938	84,321
Valley National Bancorp	40,693	539,589
Veritex Holdings, Inc.	4,832	197,870
Washington Trust Bancorp, Inc.	1,739	95,054
WesBanco, Inc.	6,447	224,162
West BanCorp, Inc.	1,633	51,766
Westamerica BanCorp	2,646	147,541

		24,242,978

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,971	386,438

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,823	276,365
National Bank Holdings Corp., Class A	3,001	130,153

		406,518

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	6,915	252,190
EnerSys	4,356	348,654

		600,844

Beverages-Non-alcoholic — 0.4%
Celsius Holdings, Inc.†	5,478	528,737
Coca-Cola Consolidated, Inc.	478	191,869
National Beverage Corp.	2,386	134,570
NewAge, Inc.†	13,663	20,221
Primo Water Corp.	15,976	254,019
Zevia PBC, Class A†	1,042	11,660

		1,141,076

Beverages-Wine/Spirits — 0.0%
Duckhorn Portfolio, Inc.†	2,050	39,647
MGP Ingredients, Inc.	1,440	92,462

		132,109

Broadcast Services/Program — 0.0%
CuriosityStream, Inc.†	2,643	26,351
Hemisphere Media Group, Inc.†	1,644	18,166

		44,517

Building & Construction Products-Misc. — 0.6%
American Woodmark Corp.†	1,705	117,202
Caesarstone, Ltd.	2,297	28,667
Forterra, Inc.†	2,956	70,412
Gibraltar Industries, Inc.†	3,333	217,178
Patrick Industries, Inc.	2,308	179,816
Simpson Manufacturing Co., Inc.	4,426	469,554
Summit Materials, Inc., Class A†	12,063	430,046
Zurn Water Solutions Corp.	12,327	447,224

		1,960,099

Building & Construction-Misc. — 0.7%
Comfort Systems USA, Inc.	3,622	331,304
Concrete Pumping Holdings, Inc.†	2,621	22,541
EMCOR Group, Inc.	5,415	657,868
IES Holdings, Inc.†	880	43,868
INNOVATE Corp.†	4,810	19,000
Latham Group, Inc.†	2,358	36,313
MYR Group, Inc.†	1,677	171,306
NV5 Global, Inc.†	1,340	139,534
WillScot Mobile Mini Holdings Corp.†	21,245	738,264

		2,159,998

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,260	305,229
SPX Corp.†	4,455	258,791

		564,020

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,570	107,760
Cornerstone Building Brands, Inc.†	5,562	79,592
Griffon Corp.	4,721	125,059
JELD-WEN Holding, Inc.†	8,533	233,890
Masonite International Corp.†	2,452	294,265
PGT Innovations, Inc.†	5,855	125,004
View, Inc.†	9,965	53,213

		1,018,783

Building Products-Wood — 0.2%
Boise Cascade Co.	4,001	226,537
UFP Industries, Inc.	6,117	500,554

		727,091

Building-Heavy Construction — 0.5%
Arcosa, Inc.	4,922	254,615
Construction Partners, Inc., Class A†	2,957	105,299
Dycom Industries, Inc.†	3,036	241,119
Granite Construction, Inc.	4,648	172,534
Great Lakes Dredge & Dock Corp.†	6,578	100,117
Primoris Services Corp.	5,433	146,419
Southwest Gas Holdings, Inc.	6,007	415,985
Sterling Construction Co., Inc.†	2,826	67,937
Tutor Perini Corp.†	4,191	57,081

		1,561,106

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,845	301,248
BrightView Holdings, Inc.†	4,160	65,978

		367,226

Building-Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	938	225,476
LCI Industries	2,518	351,614
Skyline Champion Corp.†	5,337	337,939
Winnebago Industries, Inc.	3,286	222,429

		1,137,458

Building-Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	2,975	53,877
Century Communities, Inc.	3,050	204,533
Forestar Group, Inc.†	1,733	33,915
Green Brick Partners, Inc.†	3,123	81,354
Hovnanian Enterprises, Inc., Class A†	520	43,815
Installed Building Products, Inc.	2,410	306,191
KB Home	8,503	341,395
Landsea Homes Corp.†	1,091	9,874
LGI Homes, Inc.†	2,225	332,192
M/I Homes, Inc.†	2,903	166,226
MDC Holdings, Inc.	5,809	284,525
Meritage Homes Corp.†	3,808	413,968
Taylor Morrison Home Corp.†	12,392	378,328
Tri Pointe Homes, Inc.†	11,480	277,701

		2,927,894

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	4,250	51,085
Liberty Latin America, Ltd., Class C†	15,699	188,859
WideOpenWest, Inc.†	5,324	101,422

		341,366

Casino Hotels — 0.0%
Century Casinos, Inc.†	2,767	40,951
Full House Resorts, Inc.†	3,323	33,064

		74,015

Casino Services — 0.3%
Accel Entertainment, Inc.†	5,721	69,682
Everi Holdings, Inc.†	8,679	208,296
Scientific Games Corp.†	9,769	782,008

		1,059,986

Cellular Telecom — 0.0%
IDT Corp., Class B†	2,034	98,384
United States Cellular Corp.†	1,573	48,087

		146,471

Chemicals-Diversified — 0.5%
AdvanSix, Inc.	2,774	134,816
Codexis, Inc.†	6,114	212,584
Innospec, Inc.	2,492	225,800
Koppers Holdings, Inc.†	2,109	74,005
Orion Engineered Carbons SA†	6,156	115,733
Quaker Houghton	1,370	336,801
Stepan Co.	2,190	262,844
Trinseo PLC	3,954	221,661

		1,584,244

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	6,276	45,062
Unifi, Inc.†	1,348	32,379

		77,441

Chemicals-Other — 0.0%
American Vanguard Corp.	2,979	46,413

Chemicals-Specialty — 1.2%
Amyris, Inc.†	17,364	257,334
Balchem Corp.	3,276	501,523
Cabot Corp.	5,701	304,148
Danimer Scientific, Inc.†	6,764	99,837
Ecovyst, Inc.	5,216	60,923
Ferro Corp.†	8,346	175,433
GCP Applied Technologies, Inc.†	4,998	113,005
H.B. Fuller Co.	5,297	373,491
Hawkins, Inc.	1,952	71,580
Ingevity Corp.†	4,037	314,523
Kraton Corp.†	3,192	145,715
Minerals Technologies, Inc.	3,415	242,260
Oil-Dri Corp. of America	529	18,420
Rogers Corp.†	1,901	382,329
Sensient Technologies Corp.	4,297	410,793
Tronox Holdings PLC, Class A	11,643	271,515
Valhi, Inc.	245	5,674
Zymergen, Inc.†	1,901	20,150

		3,768,653

Circuit Boards — 0.0%
TTM Technologies, Inc.†	10,883	144,091

Coal — 0.2%
Arch Resources, Inc.	1,536	139,899
CONSOL Energy, Inc.†	3,479	95,707
Peabody Energy Corp.†	8,179	97,249
SunCoke Energy, Inc.	8,445	60,973
Warrior Met Coal, Inc.	5,229	125,339

		519,167

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,262	29,474

Commercial Services — 0.6%
API Group Corp.†	20,128	438,388
Emerald Holding, Inc.†	2,430	9,842
European Wax Center, Inc., Class A†	1,032	32,900
Forrester Research, Inc.†	1,146	61,025
John Wiley & Sons, Inc., Class A	4,383	237,427
LiveRamp Holdings, Inc.†	6,711	359,106
Medifast, Inc.	1,183	232,187
National Research Corp.	1,420	61,486
Progyny, Inc.†	6,408	393,643
SP Plus Corp.†	2,350	75,787
Team, Inc.†	2,677	6,478
Transcat, Inc.†	718	53,764
WW International, Inc.†	5,349	92,859

		2,054,892

Commercial Services-Finance — 0.8%
Cass Information Systems, Inc.	1,446	59,272
CBIZ, Inc.†	5,082	186,560
EVERTEC, Inc.	6,153	278,177
Evo Payments, Inc., Class A†	4,812	104,324
Green Dot Corp., Class A†	5,433	230,142
GreenSky, Inc., Class A†	7,289	89,217
HealthEquity, Inc.†	8,309	549,890
Marathon Digital Holdings, Inc.†	9,697	506,571
MoneyGram International, Inc.†	9,096	54,303
Multiplan Corp.†	23,063	99,401
Paya Holdings, Inc.†	8,351	76,078
Priority Technology Holdings, Inc.†	1,013	5,349
Repay Holdings Corp.†	8,799	184,867
Riot Blockchain, Inc.†	8,564	233,112

		2,657,263

Communications Software — 0.2%
8x8, Inc.†	11,270	255,378
Avaya Holdings Corp.†	8,383	156,092
Consensus Cloud Solutions, Inc.†	1,471	93,158

		504,628

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,698	365,457

Computer Data Security — 0.8%
OneSpan, Inc.†	3,577	73,042
Ping Identity Holding Corp.†	5,035	142,642
Qualys, Inc.†	3,463	431,074
Rapid7, Inc.†	5,646	726,923
SecureWorks Corp., Class A†	1,014	18,678
Tenable Holdings, Inc.†	9,217	490,805
Varonis Systems, Inc.†	10,758	696,473

		2,579,637

Computer Services — 0.8%
Conduent, Inc.†	17,018	114,871
ExlService Holdings, Inc.†	3,336	409,094

Grid Dynamics Holdings, Inc.†	4,280	123,050
Insight Enterprises, Inc.†	3,504	331,829
Integral Ad Science Holding Corp.†	1,724	42,359
KBR, Inc.	14,365	609,651
MAXIMUS, Inc.	6,230	526,871
PAE, Inc.†	7,053	69,966
Parsons Corp.†	2,674	92,627
Rimini Street, Inc.†	4,454	46,366
StarTek, Inc.†	1,710	9,405
TTEC Holdings, Inc.	1,878	177,264
Unisys Corp.†	6,668	170,501

		2,723,854

Computer Software — 0.9%
Avid Technology, Inc.†	3,672	105,166
Bandwidth, Inc., Class A†	2,346	200,067
Box, Inc., Class A†	14,478	373,967
BTRS Holdings ,Inc.†	6,574	56,471
CS Disco, Inc.†	1,314	75,358
Envestnet, Inc.†	5,519	460,836
Rackspace Technology, Inc.†	5,541	73,640
Simulations Plus, Inc.	1,554	78,477
Sumo Logic, Inc.†	8,714	150,491
Upland Software, Inc.†	2,935	97,941
Veritone, Inc.†	2,885	86,290
Verra Mobility Corp.†	13,620	202,665
Xperi Holding Corp.	10,662	191,063
Yext, Inc.†	11,282	142,040
Ziff Davis, Inc.†	4,415	566,312
Zuora, Inc., Class A†	11,324	247,543

		3,108,327

Computers-Integrated Systems — 0.2%
Cantaloupe, Inc.†	5,919	73,988
Diebold Nixdorf, Inc.†	7,310	65,790
NetScout Systems, Inc.†	7,129	192,911
PAR Technology Corp.†	2,475	155,479
Super Micro Computer, Inc.†	4,385	155,185
Telos Corp.†	4,055	105,065

		748,418

Computers-Memory Devices — 0.0%
Quantum Corp.†	5,829	33,284

Computers-Other — 0.2%
3D Systems Corp.†	12,333	347,297
Corsair Gaming, Inc.†	2,780	67,971
Desktop Metal, Inc.†	15,315	107,052
ExOne Co.†	1,731	39,848
PlayAGS, Inc.†	2,791	24,617
Rekor Systems, Inc.†	3,187	43,343
Vuzix Corp.†	5,961	63,723

		693,851

Computers-Periphery Equipment — 0.0%
iCAD, Inc.†	2,224	23,463
Mitek Systems, Inc.†	4,359	82,080

		105,543

Computers-Voice Recognition — 0.1%
Vocera Communications, Inc.†	3,503	198,200

Consulting Services — 0.2%
Acacia Research Corp.†	4,980	28,535
CRA International, Inc.	722	79,290
Franklin Covey Co.†	1,266	53,489
Hackett Group, Inc.	2,495	52,744
HireQuest, Inc.	516	9,288
Huron Consulting Group, Inc.†	2,271	113,913
ICF International, Inc.	1,879	188,821
Kelly Services, Inc., Class A	3,576	64,475
Vectrus, Inc.†	1,171	56,712

		647,267

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co.†	1,001	51,632
Central Garden & Pet Co., Class A†	4,110	189,882
Helen of Troy, Ltd.†	2,449	550,902
Quanex Building Products Corp.	3,403	70,510
WD-40 Co.	1,388	315,076

		1,178,002

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,620	169,462
Greif, Inc., Class B	602	39,287
O-I Glass, Inc.†	16,050	209,452

		418,201

Containers-Paper/Plastic — 0.1%
Karat Packaging, Inc.†	466	10,597
Matthews International Corp., Class A	3,143	108,025
Pactiv Evergreen, Inc,	4,369	60,773
TriMas Corp.	4,390	146,406
UFP Technologies, Inc.†	703	43,509

		369,310

Cosmetics & Toiletries — 0.2%
Beauty Health Co.†	8,859	243,357
e.l.f. Beauty, Inc.†	4,895	158,158
Edgewell Personal Care Co.	5,518	193,075
Honest Co., Inc.†	2,522	23,076
Inter Parfums, Inc.	1,816	167,762
Revlon, Inc., Class A†	720	7,459

		792,887

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	3,117	46,599

Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	4,497	208,211
CommVault Systems, Inc.†	4,656	286,344
CSG Systems International, Inc.	3,307	165,515

		660,070

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	8,705	272,118

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†	3,351	19,771
Bionano Genomics, Inc.†	28,571	145,141
Neogen Corp.†	10,935	462,660
Quanterix Corp.†	3,134	158,612

Quotient, Ltd.†	7,970	20,164
Sera Prognostics, Inc., Class A†	480	4,958

		811,306

Diagnostic Kits — 0.1%
Aspira Women’s Health, Inc.†	7,384	24,736
Celcuity, Inc.†	982	17,774
DermTech, Inc.†	2,465	67,418
Meridian Bioscience, Inc.†	4,331	81,466
OraSure Technologies, Inc.†	7,267	77,539

		268,933

Direct Marketing — 0.0%
Quotient Technology, Inc.†	9,028	58,140

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	2,479	131,759
CONMED Corp.	2,950	431,526
Merit Medical Systems, Inc.†	5,214	350,693
Utah Medical Products, Inc.	348	33,697

		947,675

Distribution/Wholesale — 0.8%
A-Mark Precious Metals, Inc.	887	66,516
Avient Corp.	9,248	498,282
EVI Industries, Inc.†	580	18,270
G-III Apparel Group, Ltd.†	4,484	128,512
Global Industrial Co.	1,293	52,470
H&E Equipment Services, Inc.	3,267	147,276
Ideanomics, Inc.†	42,150	83,457
KAR Auction Services, Inc.†	12,076	177,155
Resideo Technologies, Inc.†	14,688	362,206
ScanSource, Inc.†	2,556	91,454
Titan Machinery, Inc.†	1,968	55,931
Veritiv Corp.†	1,490	159,832
VSE Corp.	1,075	59,716
WESCO International, Inc.†	4,523	586,000

		2,487,077

Diversified Manufacturing Operations — 0.4%
Chase Corp.	755	72,480
Enerpac Tool Group Corp.	6,138	128,223
EnPro Industries, Inc.	2,097	188,017
Fabrinet†	3,756	360,576
Federal Signal Corp.	6,121	262,040
NL Industries, Inc.	850	4,905
Trinity Industries, Inc.	8,005	224,540

		1,240,781

Diversified Minerals — 0.2%
Livent Corp.†	16,460	464,501
MP Materials Corp.†	7,410	250,829
United States Lime & Minerals, Inc.	210	25,931

		741,261

Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	2,063	91,535

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	16,955	63,412
BioDelivery Sciences International, Inc.†	9,460	38,597
Heron Therapeutics, Inc.†	9,384	103,318
Oramed Pharmaceuticals, Inc.†	3,079	72,079
Revance Therapeutics, Inc.†	7,130	98,037
Senseonics Holdings, Inc.†	43,902	153,657

		529,100

Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	812	16,557

E-Commerce/Products — 0.4%
1-800-Flowers.com, Inc., Class A†	2,707	86,949
1stdibs.com, Inc.†	684	11,724
CarParts.com, Inc.†	4,966	75,632
Lands’ End, Inc.†	1,457	38,290
Liquidity Services, Inc.†	2,693	59,461
Overstock.com, Inc.†	4,367	415,869
RealReal, Inc.†	7,987	104,071
Revolve Group, Inc.†	3,648	273,746
Stitch Fix, Inc., Class A†	6,002	207,669

		1,273,411

E-Commerce/Services — 0.5%
Cargurus, Inc.†	9,588	321,581
Cars.com, Inc.†	6,952	90,515
ChannelAdvisor Corp.†	2,966	75,663
Eventbrite, Inc., Class A†	7,624	154,310
EverQuote, Inc., Class A†	1,946	26,835
Groupon, Inc.†	2,394	50,801
HyreCar, Inc.†	1,780	12,086
MediaAlpha, Inc., Class A†	2,154	37,760
Shutterstock, Inc.	2,377	287,973
TrueCar, Inc.†	9,683	40,572
Upwork, Inc.†	11,986	564,780

		1,662,876

E-Marketing/Info — 0.1%
comScore, Inc.†	7,112	27,808
Digital Media Solutions, Inc., Class A†	328	1,961
Magnite, Inc.†	13,190	356,526
QuinStreet, Inc.†	5,042	70,588

		456,883

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,306	408,622

Educational Software — 0.1%
Genius Brands International, Inc.†	28,668	39,849
Instructure Holdings, Inc.†	1,217	30,693
PowerSchool Holdings, Inc., Class A†	4,375	101,106

		171,648

Electric Products-Misc. — 0.2%
nLight, Inc.†	4,320	121,478
Novanta, Inc.†	3,584	618,455

		739,933

Electric-Distribution — 0.0%
Unitil Corp.	1,585	66,174
Via Renewables, Inc.	1,217	13,569

		79,743

Electric-Generation — 0.1%
Ormat Technologies, Inc.	4,604	333,007

Electric-Integrated — 1.1%
ALLETE, Inc.	5,333	328,193
Ameresco, Inc., Class A†	3,139	257,806
Avista Corp.	7,044	280,422
Black Hills Corp.	6,405	425,164
Evoqua Water Technologies Corp.†	11,756	491,753
MGE Energy, Inc.	3,700	280,793
NorthWestern Corp.	5,256	298,856
Otter Tail Corp.	4,180	259,202
PNM Resources, Inc.	8,698	432,725
Portland General Electric Co.	9,144	450,891

		3,505,805

Electronic Components-Misc. — 0.7%
Advanced Energy Industries, Inc.	3,909	358,924
Atkore, Inc.†	4,684	442,779
Benchmark Electronics, Inc.	3,636	84,755
Comtech Telecommunications Corp.	2,590	55,866
Kimball Electronics, Inc.†	2,445	70,294
Knowles Corp.†	9,041	188,414
Microvision, Inc.†	16,696	127,057
NVE Corp.	484	32,898
OSI Systems, Inc.†	1,721	160,242
Plexus Corp.†	2,842	248,163
Sanmina Corp.†	6,525	246,319
Vishay Intertechnology, Inc.	13,545	260,335
Vishay Precision Group, Inc.†	1,262	43,022

		2,319,068

Electronic Components-Semiconductors — 1.9%
Alpha & Omega Semiconductor, Ltd.†	2,145	74,324
Ambarella, Inc.†	3,550	659,696
Amkor Technology, Inc.	10,370	227,310
Atomera, Inc.†	2,062	44,560
AXT, Inc.†	4,056	33,138
CEVA, Inc.†	2,288	104,356
CTS Corp.	3,243	115,516
Diodes, Inc.†	4,429	425,583
DSP Group, Inc.†	2,291	50,333
EMCORE Corp.†	3,710	27,751
Impinj, Inc.†	1,896	132,189
Lattice Semiconductor Corp.†	13,786	957,300
MACOM Technology Solutions Holdings, Inc.†	4,946	345,330
Ouster, Inc.†	2,949	18,166
Photronics, Inc.†	6,121	79,512
Rambus, Inc.†	11,019	256,412
Semtech Corp.†	6,570	558,647
Silicon Laboratories, Inc.†	4,511	851,496
SiTime Corp.†	1,323	350,449
SMART Global Holdings, Inc.†	1,780	95,159
Synaptics, Inc.†	3,585	697,533

		6,104,760

Electronic Connectors — 0.1%
Vicor Corp.†	2,144	325,009

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	2,967	303,376
FARO Technologies, Inc.†	1,848	135,957
Itron, Inc.†	4,595	357,353
Luna Innovations, Inc.†	3,134	30,525
Mesa Laboratories, Inc.	504	154,073
Stoneridge, Inc.†	2,650	50,297

		1,031,581

Electronic Security Devices — 0.0%
Identiv, Inc.†	2,162	41,424
Napco Security Technologies, Inc.†	1,473	70,645

		112,069

Energy-Alternate Sources — 0.7%
Advent Technologies Holdings, Inc.†	1,597	15,315
Aemetis, Inc.†	2,746	54,645
Alto Ingredients, Inc.†	7,264	38,644
Array Technologies, Inc.†	12,974	276,995
Beam Global†	893	28,129
Cleanspark, Inc.†	3,391	68,702
Eos Energy Enterprises, Inc.†	4,365	46,051
FuelCell Energy, Inc.†	33,030	263,910
FutureFuel Corp.	2,625	18,533
Gevo, Inc.†	19,826	143,342
Green Plains, Inc.†	4,848	183,982
Renewable Energy Group, Inc.†	4,548	291,072
REX American Resources Corp.†	539	47,405
Stem, Inc.†	4,924	116,748
Sunnova Energy International, Inc.†	8,742	389,544
SunPower Corp.†	8,125	273,487
TPI Composites, Inc.†	3,681	123,792

		2,380,296

Engineering/R&D Services — 0.3%
908 Devices, Inc.†	1,313	43,198
Atlas Technical Consultants, Inc.†	1,419	14,459
Exponent, Inc.	5,276	605,685
Fluor Corp.†	14,428	280,480
Infrastructure and Energy Alternatives, Inc.†	2,786	30,841
Iteris, Inc.†	4,302	23,059
Mistras Group, Inc.†	2,029	19,925

		1,017,647

Enterprise Software/Service — 2.3%
ACI Worldwide, Inc.†	11,986	367,731
American Software, Inc., Class A	3,193	92,374
Appian Corp.†	3,996	397,242
Benefitfocus, Inc.†	2,537	27,806
Blackbaud, Inc.†	4,916	349,085
Blackline, Inc.†	5,449	691,315
Cardlytics, Inc.†	3,248	255,488
Daily Journal Corp.†	123	42,216
Digimarc Corp.†	1,294	65,386
Domo, Inc., Class B†	2,799	247,292
Donnelley Financial Solutions, Inc.†	2,992	114,653
E2open Parent Holdings, Inc.†	16,484	206,050
eGain Corp.†	2,076	21,424
Evolent Health, Inc., Class A†	7,873	230,443

Inseego Corp.†	8,467	52,495
Intapp, Inc.†	1,023	27,621
Intelligent Systems Corp.†	737	31,197
LivePerson, Inc.†	6,585	339,193
ManTech International Corp., Class A	2,785	240,123
MicroStrategy, Inc., Class A†	797	569,903
Momentive Global, Inc.†	13,183	302,154
PagerDuty, Inc.†	8,200	342,350
Progress Software Corp.	4,467	229,648
PROS Holdings, Inc.†	4,060	121,800
QAD, Inc., Class A	1,227	107,534
SailPoint Technologies Holding, Inc.†	9,295	445,974
Sapiens International Corp. NV	3,142	109,750
SPS Commerce, Inc.†	3,665	559,755
Verint Systems, Inc.†	6,545	304,997
Workiva, Inc.†	4,350	650,543

		7,543,542

Environmental Consulting & Engineering — 0.3%
Montrose Environmental Group, Inc.†	2,350	161,093
Tetra Tech, Inc.	5,478	962,265

		1,123,358

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,598	219,687

Finance-Commercial — 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,789	470,456
Marlin Business Services Corp.	825	18,909

		489,365

Finance-Consumer Loans — 0.6%
Curo Group Holdings Corp.	2,140	36,765
Encore Capital Group, Inc.†	3,063	165,463
Enova International, Inc.†	3,685	119,541
EZCORP, Inc., Class A†	5,007	37,352
International Money Express, Inc.†	3,252	54,439
LendingClub Corp.†	9,939	456,797
LendingTree, Inc.†	1,181	190,602
Navient Corp.	16,739	329,758
Nelnet, Inc., Class A	1,724	142,454
Ocwen Financial Corp.†	830	26,070
PRA Group, Inc.†	4,613	197,806
Regional Management Corp.	809	41,324
World Acceptance Corp.†	439	81,386

		1,879,757

Finance-Credit Card — 0.0%
Atlanticus Holdings Corp.†	543	42,077
I3 Verticals, Inc., Class A†	2,172	48,631

		90,708

Finance-Investment Banker/Broker — 0.6%
Amerant Bancorp, Inc.†	2,132	56,605
B. Riley Financial, Inc.	2,054	147,190
Cowen, Inc., Class A	2,850	107,530
Diamond Hill Investment Group, Inc.	308	66,793
Greenhill & Co., Inc.	1,462	22,983
Houlihan Lokey, Inc.	5,190	581,695
Moelis & Co., Class A	6,214	452,006
Oppenheimer Holdings, Inc., Class A	938	48,823
Piper Sandler Cos.	1,777	292,654
PJT Partners, Inc., Class A	2,442	199,731
StoneX Group, Inc.†	1,705	117,833

		2,093,843

Finance-Mortgage Loan/Banker — 0.2%
Federal Agricultural Mtg. Corp., Class C	929	117,138
Finance of America Cos., Inc., Class A†	3,565	17,077
Home Point Capital, Inc.	743	3,399
Mr. Cooper Group, Inc.†	7,206	315,911
Oportun Financial Corp.†	2,118	49,201
PennyMac Financial Services, Inc.	3,336	207,032
Velocity Financial, Inc.†	871	11,192

		720,950

Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	33,689	180,910
Flywire Corp.†	1,231	58,399

		239,309

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	4,870	75,680
NMI Holdings, Inc., Class A†	8,529	207,084
Radian Group, Inc.	18,942	452,145

		734,909

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	1,432	32,621
AMMO, Inc.†	8,746	52,826
Byrna Technologies, Inc.†	1,873	31,560
Smith & Wesson Brands, Inc.	4,869	104,683
Sturm Ruger & Co., Inc.	1,745	137,646

		359,336

Fisheries — 0.0%
AquaBounty Technologies, Inc.†	5,330	21,267

Food-Baking — 0.1%
Hostess Brands, Inc.†	13,309	251,673
Krispy Kreme, Inc.	2,231	28,445

		280,118

Food-Canned — 0.0%
Landec Corp.†	2,656	25,816
Seneca Foods Corp., Class A†	642	33,147

		58,963

Food-Catering — 0.0%
Healthcare Services Group, Inc.	7,615	146,132

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,580	50,007
Utz Brands, Inc.	5,812	90,609

		140,616

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	289	18,063

Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	6,507	191,566
BellRing Brands, Inc., Class A†	4,046	108,514
Cal-Maine Foods, Inc.	3,625	130,718
J&J Snack Foods Corp.	1,498	221,030
John B. Sanfilippo & Son, Inc.	902	76,219
Lancaster Colony Corp.	1,929	327,930
Simply Good Foods Co.†	8,648	342,893
Tattooed Chef, Inc.†	4,798	86,220
TreeHouse Foods, Inc.†	5,282	190,891
Whole Earth Brands, Inc.†	3,796	46,045

		1,722,026

Food-Retail — 0.2%
Ingles Markets, Inc., Class A	1,426	98,665
Laird Superfood, Inc.†	637	11,122
Natural Grocers by Vitamin Cottage, Inc.	937	11,413
Sprouts Farmers Market, Inc.†	11,657	258,086
Village Super Market, Inc., Class A	865	19,263
Weis Markets, Inc.	1,671	94,094

		492,643

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,739	69,908
Chefs’ Warehouse, Inc.†	3,192	111,305
HF Foods Group, Inc.†	3,678	25,967
Mission Produce, Inc.†	3,767	71,535
Performance Food Group Co.†	15,401	696,587
SpartanNash Co.	3,636	84,137
United Natural Foods, Inc.†	5,668	245,935

		1,305,374

Footwear & Related Apparel — 0.5%
Crocs, Inc.†	6,275	1,013,099
Rocky Brands, Inc.	696	37,967
Steven Madden, Ltd.	8,333	375,818
Wolverine World Wide, Inc.	8,261	274,017

		1,700,901

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,672	86,025
StoneMor, Inc.†	3,268	8,464

		94,489

Gambling (Non-Hotel) — 0.3%
Bally’s Corp.†	3,317	151,952
Golden Entertainment, Inc.†	1,744	90,635
International Game Technology PLC†	10,157	299,530
Monarch Casino & Resort, Inc.†	1,319	95,258
Red Rock Resorts, Inc., Class A†	6,263	340,770
Rush Street Interactive, Inc.†	5,475	110,212

		1,088,357

Gas-Distribution — 0.5%
Chesapeake Utilities Corp.	1,751	229,504
New Jersey Resources Corp.	9,816	371,143
Northwest Natural Holding Co.	3,101	139,824
ONE Gas, Inc.	5,358	360,593
South Jersey Industries, Inc.	10,465	238,183
Spire, Inc.	5,151	323,277

		1,662,524

Gas-Transportation — 0.1%
Brookfield Infrastructure Corp., Class A	5,449	330,427

Gold Mining — 0.1%
Novagold Resources, Inc.†	24,095	176,134
Perpetua Resources Corp.†	2,722	12,957

		189,091

Golf — 0.2%
Acushnet Holdings Corp.	3,483	177,424
Callaway Golf Co.†	11,757	318,027
Drive Shack, Inc.†	8,391	21,816

		517,267

Hazardous Waste Disposal — 0.1%
Centrus Energy Corp., Class A†	986	55,877
Heritage-Crystal Clean, Inc.†	1,587	55,021
Sharps Compliance Corp.†	1,485	12,251
US Ecology, Inc.†	3,200	103,008

		226,157

Health Care Cost Containment — 0.1%
CorVel Corp.†	896	164,165

Healthcare Safety Devices — 0.0%
Retractable Technologies, Inc.†	1,761	16,659

Home Furnishings — 0.3%
Casper Sleep, Inc.†	2,949	10,734
Ethan Allen Interiors, Inc.	2,289	53,128
Flexsteel Industries, Inc.	675	18,900
Herman Miller, Inc.	7,555	294,041
Hooker Furniture Corp.	1,191	30,025
Lovesac Co.†	1,297	101,179
Purple Innovation, Inc.†	5,850	112,905
Sleep Number Corp.†	2,347	207,334

		828,246

Hotels/Motels — 0.2%
Bluegreen Vacations Holding Corp.†	1,536	39,337
Hilton Grand Vacations, Inc.†	8,692	437,034
Marcus Corp.†	2,319	43,064
Target Hospitality Corp.†	2,533	10,486

		529,921

Housewares — 0.0%
Lifetime Brands, Inc.	1,288	21,845
Tupperware Brands Corp.†	5,039	112,067

		133,912

Human Resources — 0.9%
AMN Healthcare Services, Inc.†	4,789	472,674
ASGN, Inc.†	5,280	631,805
Barrett Business Services, Inc.	760	62,320
Cross Country Healthcare, Inc.†	3,647	75,602
First Advantage Corp.†	3,006	56,212
Heidrick & Struggles International, Inc.	1,964	92,072
Insperity, Inc.	3,691	461,375
Kforce, Inc.	2,059	133,341

Korn Ferry	5,588	431,449
Resources Connection, Inc.	3,204	55,782
TriNet Group, Inc.†	4,118	416,948
TrueBlue, Inc.†	3,552	98,923
Willdan Group, Inc.†	1,132	37,843

		3,026,346

Identification Systems — 0.1%
Brady Corp., Class A	4,792	249,615

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,541	116,818
Clearway Energy, Inc., Class C	8,335	295,726
FTC Solar, Inc.†	1,932	18,431

		430,975

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	4,415	33,201
GoPro, Inc., Class A†	12,820	110,380
Turtle Beach Corp.†	1,543	44,377

		187,958

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,817	123,159

Instruments-Controls — 0.0%
Allied Motion Technologies, Inc.	1,182	41,547

Instruments-Scientific — 0.0%
Fluidigm Corp.†	7,738	39,851

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	4,754	173,521
Crawford & Co., Class A	1,654	14,290
eHealth, Inc.†	2,480	109,988
Goosehead Insurance, Inc., Class A	1,799	259,596
Selectquote, Inc.†	13,614	180,930
Trean Insurance Group, Inc.†	1,792	16,845

		755,170

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	8,404	267,835
American National Group, Inc.	757	143,610
CNO Financial Group, Inc.	12,957	312,782
Independence Holding Co.	435	21,337
National Western Life Group, Inc., Class A	261	56,118
Trupanion, Inc.†	3,879	397,210

		1,198,892

Insurance-Multi-line — 0.1%
Citizens, Inc.†	5,070	32,651
Genworth Financial, Inc., Class A†	51,506	211,689

		244,340

Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	4,622	78,158
AMERISAFE, Inc.	1,947	115,438
Donegal Group, Inc., Class A	1,502	21,403
Employers Holdings, Inc.	2,894	111,708
Enstar Group, Ltd.†	1,261	291,013
HCI Group, Inc.	575	77,056
Heritage Insurance Holdings, Inc.	2,624	17,161
Horace Mann Educators Corp.	4,239	166,084
Investors Title Co.	132	25,582
James River Group Holdings, Ltd.	3,721	118,886
Kinsale Capital Group, Inc.	2,185	408,923
MetroMile, Inc.†	3,939	12,093
NI Holdings, Inc.†	871	17,315
Palomar Holdings, Inc.†	2,496	228,259
ProAssurance Corp.	5,460	125,089
RLI Corp.	4,065	440,280
Safety Insurance Group, Inc.	1,470	115,263
Selective Insurance Group, Inc.	6,037	473,120
State Auto Financial Corp.	1,794	92,050
Stewart Information Services Corp.	2,711	192,942
Tiptree, Inc.	2,352	36,715
United Fire Group, Inc.	2,136	43,638
United Insurance Holdings Corp.	2,065	7,888
Universal Insurance Holdings, Inc.	2,754	40,677

		3,256,741

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	3,220	177,422
Essent Group, Ltd.	11,247	539,856
Greenlight Capital Re, Ltd., Class A†	2,669	19,831
Maiden Holdings, Ltd.†	7,061	23,019
SiriusPoint, Ltd.†	8,993	84,534

		844,662

Internet Application Software — 0.0%
Tucows, Inc., Class A†	989	81,395
VirnetX Holding Corp.†	6,443	24,805

		106,200

Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	4,332	331,788

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	12,693	37,825

Internet Content-Information/News — 0.3%
Bright Health Group, Inc.†	5,391	47,171
FuboTV, Inc.†	13,358	398,202
HealthStream, Inc.†	2,569	68,361
LiveOne, Inc.†	5,918	13,552
TechTarget, Inc.†	2,592	244,452
Yelp, Inc.†	7,270	280,840

		1,052,578

Internet Financial Services — 0.1%
Open Lending Corp., Class A†	10,592	333,860

Internet Gambling — 0.1%
Esports Technologies, Inc.†	1,125	31,613
GAN, Ltd.†	4,075	58,191
Golden Nugget Online Gaming, Inc.†	4,052	68,357
NeoGames SA†	566	21,027

		179,188

Internet Infrastructure Software — 0.0%
Couchbase, Inc.†	983	39,635

Internet Security — 0.2%
Mimecast, Ltd.†	6,186	466,672
Zix Corp.†	5,435	46,034

		512,706

Investment Companies — 0.0%
Altus Midstream Co., Class A	331	20,462

Investment Management/Advisor Services — 0.8%
Artisan Partners Asset Management, Inc., Class A	5,946	294,565
AssetMark Financial Holdings, Inc.†	1,849	47,408
Associated Capital Group, Inc., Class A	175	6,361
Blucora, Inc.†	4,938	81,576
BrightSphere Investment Group, Inc.	5,891	176,612
Cohen & Steers, Inc.	2,526	239,692
Columbia Financial, Inc.†	3,994	74,368
Federated Hermes, Inc.	9,617	320,342
Focus Financial Partners, Inc., Class A†	6,052	380,429
GAMCO Investors, Inc., Class A	528	13,966
GCM Grosvenor, Inc., Class A	4,370	50,037
Hamilton Lane, Inc., Class A	3,456	361,187
Pzena Investment Management, Inc., Class A	1,716	18,670
Sculptor Capital Management, Inc.	2,222	58,883
StepStone Group, Inc., Class A	4,108	192,994
Virtus Investment Partners, Inc.	741	237,120
WisdomTree Investments, Inc.	13,680	87,415

		2,641,625

Lasers-System/Components — 0.2%
II-VI, Inc.†	10,625	642,919

Leisure Products — 0.0%
Escalade, Inc.	1,027	19,215
Johnson Outdoors, Inc., Class A	532	56,488

		75,703

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,532	303,275

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	8,492	337,557
Luxfer Holdings PLC	2,798	56,268

		393,825

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,303	122,934
Hyster-Yale Materials Handling, Inc.	1,015	48,761
Manitowoc Co, Inc.†	3,487	74,726
Terex Corp.	6,951	311,405

		557,826

Machinery-Electrical — 0.3%
Argan, Inc.	1,515	62,509
Babcock & Wilcox Enterprises, Inc.†	5,638	38,507
Bloom Energy Corp., Class A†	14,145	442,173
Franklin Electric Co., Inc.	4,711	406,936

		950,125

Machinery-Farming — 0.1%
AgEagle Aerial Systems, Inc.†	6,892	19,780
Alamo Group, Inc.	1,010	152,712
Hydrofarm Holdings Group, Inc.†	3,954	130,363
Lindsay Corp.	1,107	161,257

		464,112

Machinery-General Industrial — 0.8%
Albany International Corp., Class A	3,126	252,112
Altra Industrial Motion Corp.	6,582	343,251
Applied Industrial Technologies, Inc.	3,943	384,364
Chart Industries, Inc.†	3,710	658,599
DXP Enterprises, Inc.†	1,811	59,691
Kadant, Inc.	1,170	259,880
Ranpak Holdings Corp.†	3,820	131,637
Tennant Co.	1,875	148,988
Welbilt, Inc.†	13,281	314,228

		2,552,750

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,828	133,680

Machinery-Print Trade — 0.0%
Eastman Kodak Co.†	4,557	30,942

Machinery-Pumps — 0.5%
Cactus, Inc., Class A	5,544	241,164
CIRCOR International, Inc.†	1,870	53,370
CSW Industrials, Inc.	1,508	209,039
Gorman-Rupp Co.	2,307	98,094
Mueller Water Products, Inc., Class A	16,000	262,560
NN, Inc.†	4,341	21,661
SPX FLOW, Inc.	4,222	315,426
Watts Water Technologies, Inc., Class A	2,795	531,106

		1,732,420

Machinery-Thermal Process — 0.1%
GrafTech International, Ltd.	20,680	221,276
Thermon Group Holdings, Inc.†	3,348	57,853

		279,129

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	6,842	160,034

Medical Information Systems — 0.6%
1Life Healthcare, Inc.†	11,843	256,519
Alignment Healthcare, Inc.†	2,675	53,126
Allscripts Healthcare Solutions, Inc.†	12,590	173,490
Apollo Medical Holdings, Inc.†	3,829	262,784
Castlight Health, Inc., Class B†	12,348	22,226
Computer Programs & Systems, Inc.†	1,432	51,695
Convey Holding Parent, Inc.†	1,367	10,116
DarioHealth Corp.†	1,369	22,383
Health Catalyst, Inc.†	5,093	268,096
Inovalon Holdings, Inc., Class A†	7,674	313,023
NantHealth, Inc.†	2,733	4,291
NextGen Healthcare, Inc.†	5,704	93,888
Privia Health Group, Inc.†	2,046	52,582
Schrodinger, Inc.†	4,603	251,232
Tabula Rasa HealthCare, Inc.†	2,282	61,956

		1,897,407

Medical Instruments — 0.3%
AngioDynamics, Inc.†	3,759	107,508
Apyx Medical Corp.†	3,168	45,302
Asensus Surgical, Inc.†	23,766	40,165
CVRx, Inc.†	825	13,951
Misonix Opco, Inc.†	1,243	31,606

Natus Medical, Inc.†	3,426	85,821
NuVasive, Inc.†	5,262	280,780
Pulmonx Corp.†	2,652	103,242
Silk Road Medical, Inc.†	3,445	202,256
Stereotaxis, Inc.†	5,041	29,742

		940,373

Medical Labs & Testing Services — 0.8%
Agiliti, Inc.†	2,387	53,827
Aveanna Healthcare Holdings, Inc.†	4,006	30,926
Fulgent Genetics, Inc.†	2,098	173,966
Inotiv, Inc.†	1,315	63,633
Invitae Corp.†	20,354	539,381
LifeStance Health Group, Inc.†	4,715	56,486
MEDNAX, Inc.†	7,733	210,570
Medpace Holdings, Inc.†	2,945	667,190
Neuronetics, Inc.†	2,592	13,478
OPKO Health, Inc.†	40,585	153,817
Ortho Clinical Diagnostics Holdings PLC†	11,243	222,274
Personalis, Inc.†	3,658	71,770
R1 RCM, Inc.†	12,068	261,876
SOC Telemed, Inc.†	6,169	13,572
Vapotherm, Inc.†	2,311	52,852
Viemed Healthcare, Inc.†	3,596	20,605

		2,606,223

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,786	76,798

Medical Products — 2.4%
Accuray, Inc.†	9,396	46,886
Acutus Medical, Inc.†	1,942	15,225
Alphatec Holdings, Inc.†	7,182	84,245
Apria, Inc.†	1,533	57,380
AtriCure, Inc.†	4,550	341,523
Atrion Corp.	142	103,376
Avanos Medical, Inc.†	4,889	154,199
Avita Medical, Inc.†	2,467	40,631
AxoGen, Inc.†	3,874	58,846
Axonics, Inc.†	4,655	341,444
Bioventus, Inc., Class A†	1,631	24,628
Butterfly Network, Inc.†	18,548	191,415
Cardiovascular Systems, Inc.†	3,991	140,004
Castle Biosciences, Inc.†	2,164	134,925
Cerus Corp.†	17,085	112,761
ClearPoint Neuro, Inc.†	1,934	32,356
CryoLife, Inc.†	3,862	79,712
CytoSorbents Corp.†	4,188	24,667
Eargo, Inc.†	2,005	17,644
Glaukos Corp.†	4,565	208,666
Haemonetics Corp.†	5,124	352,070
Hanger, Inc.†	3,810	71,171
Inari Medical, Inc.†	3,453	312,566
InfuSystem Holdings, Inc.†	1,839	30,583
Inogen, Inc.†	1,985	78,705
Inspire Medical Systems, Inc.†	2,732	736,493
Integer Holdings Corp.†	3,337	300,397
Intersect ENT, Inc.†	3,382	91,213
Invacare Corp.†	3,418	16,885
iRadimed Corp.†	644	24,034
iRhythm Technologies, Inc.†	2,997	210,210
LeMaitre Vascular, Inc.	1,919	99,807
LivaNova PLC†	5,430	416,590
MiMedx Group, Inc.†	11,283	77,289
NanoString Technologies, Inc.†	4,608	222,566
NeuroPace, Inc.†	721	10,930
Nevro Corp.†	3,514	399,682
Omnicell, Inc.†	4,370	778,515
Orthofix Medical, Inc.†	1,923	69,190
OrthoPediatrics Corp.†	1,405	99,994
PAVmed, Inc.†	7,301	39,644
Pulse Biosciences, Inc.†	1,413	29,800
RxSight, Inc.†	845	10,123
SeaSpine Holdings Corp.†	3,225	48,246
Shockwave Medical, Inc.†	3,427	732,350
SI-BONE, Inc.†	3,307	74,573
Sientra, Inc.†	5,836	34,199
Soliton, Inc.†	1,184	24,379
Surmodics, Inc.†	1,374	76,477
Tactile Systems Technology, Inc.†	1,947	67,152
Talis Biomedical Corp.†	1,467	7,848
Treace Medical Concepts, Inc.†	1,145	26,404
Zynex, Inc.†	1,977	24,772

		7,805,390

Medical-Biomedical/Gene — 7.8%
4D Molecular Therapeutics, Inc.†	2,128	51,136
89bio, Inc.†	990	17,424
9 Meters Biopharma, Inc.†	22,691	28,818
Absci Corp.†	1,409	20,670
ACADIA Pharmaceuticals, Inc.†	12,157	218,218
Acumen Pharmaceuticals, Inc.†	974	13,685
Adagio Therapeutics, Inc.†	2,146	62,749
Adicet Bio, Inc.†	2,124	18,266
Adverum Biotechnologies, Inc.†	8,824	20,030
Aerovate Therapeutics, Inc.†	1,023	16,296
Affimed NV†	11,791	80,179
Agenus, Inc.†	20,984	80,579
Akero Therapeutics, Inc.†	2,611	56,110
Akouos, Inc.†	2,438	22,722
Akoya Biosciences, Inc.†	786	10,415
Albireo Pharma, Inc.†	1,714	50,083
Alder Biopharmaceuticals, Inc. CVR†(1)	7,560	6,653
Aldeyra Therapeutics, Inc.†	4,929	44,854
Aligos Therapeutics, Inc.†	2,145	34,170
Allakos, Inc.†	3,550	357,059
Allogene Therapeutics, Inc.†	6,907	119,077
Allovir, Inc.†	2,996	71,934
Alpha Teknova, Inc.†	707	16,254
Alpine Immune Sciences, Inc.†	1,180	14,927
Altimmune, Inc.†	4,026	43,481
ALX Oncology Holdings, Inc.†	1,801	100,928
Amicus Therapeutics, Inc.†	26,710	280,455
AnaptysBio, Inc.†	1,958	64,418
Anavex Life Sciences Corp.†	6,517	122,129
Angion Biomedica Corp.†	2,211	9,220

ANI Pharmaceuticals, Inc.†	993	37,118
Annexon, Inc.†	3,167	51,654
Apellis Pharmaceuticals, Inc.†	6,597	202,792
Applied Molecular Transport, Inc.†	2,541	57,223
Applied Therapeutics, Inc.†	1,799	26,391
Arbutus Biopharma Corp.†	8,161	32,889
Arcturus Therapeutics Holdings, Inc.†	2,144	96,373
Arcus Biosciences, Inc.†	4,602	153,891
Arcutis Biotherapeutics, Inc.†	2,809	59,495
Ardelyx, Inc.†	8,977	10,862
Arena Pharmaceuticals, Inc.†	6,211	356,449
Arrowhead Pharmaceuticals, Inc.†	10,296	657,091
Atara Biotherapeutics, Inc.†	8,394	129,939
Atea Pharmaceuticals, Inc.†	6,560	76,358
Athersys, Inc.†	20,801	24,337
Athira Pharma, Inc.†	3,276	42,817
Atossa Therapeutics, Inc.†	11,882	30,537
Atreca, Inc., Class A†	2,638	13,665
Avalo Therapeutics, Inc.†	5,378	12,585
Avid Bioservices, Inc.†	6,134	188,191
Avidity Biosciences, Inc.†	3,825	86,062
Avrobio, Inc.†	3,848	21,626
Axsome Therapeutics, Inc.†	2,822	108,647
Beam Therapeutics, Inc.†	5,063	449,443
Berkeley Lights, Inc.†	4,931	114,646
BioAtla, Inc.†	1,577	46,096
BioCryst Pharmaceuticals, Inc.†	18,059	269,621
Biodesix, Inc.†	1,247	9,402
Biohaven Pharmaceutical Holding Co., Ltd.†	5,657	805,104
Biomea Fusion, Inc.†	876	9,408
Black Diamond Therapeutics, Inc.†	2,313	17,718
Bluebird Bio, Inc.†	6,860	160,593
Blueprint Medicines Corp.†	5,943	668,528
Bolt Biotherapeutics, Inc.†	2,324	30,421
Bridgebio Pharma, Inc.†	10,931	539,773
Brooklyn ImmunoTherapeutics, Inc.†	3,013	25,671
C4 Therapeutics, Inc.†	3,924	174,304
Cara Therapeutics, Inc.†	4,512	75,937
Cardiff Oncology, Inc.†	3,868	22,705
Caribou Biosciences, Inc.†	1,948	43,070
Cassava Sciences, Inc.†	3,886	167,603
CEL-SCI Corp.†	3,651	40,891
Celldex Therapeutic,s Inc.†	4,671	198,704
Century Therapeutics, Inc.†	1,199	26,942
Cerevel Therapeutics Holdings, Inc.†	4,071	165,486
ChemoCentryx, Inc.†	5,484	190,898
Chinook Therapeutics, Inc.†	3,363	36,119
ChromaDex Corp.†	4,760	29,464
Clene, Inc.†	1,992	10,817
Codex DNA, Inc.†	788	7,281
Codiak Biosciences, Inc.†	1,616	23,287
Cogent Biosciences, Inc†	3,774	32,004
Cortexyme, Inc.†	2,026	26,743
Crinetics Pharmaceuticals, Inc.†	3,800	94,734
Cue Biopharma, Inc.†	3,124	38,144
Cullinan Oncology, Inc.†	2,629	58,416
Curis, Inc.†	8,796	57,174
Cymabay Therapeutics, Inc.†	7,040	27,456
Cyteir Therapeutics, Inc.†	849	15,206
Cytek Biosciences, Inc.†	1,631	37,203
CytomX Therapeutics, Inc.†	6,587	39,061
Day One Biopharmaceuticals, Inc.†	1,120	27,373
Deciphera Pharmaceuticals, Inc.†	3,997	133,460
Denali Therapeutics, Inc.†	9,241	446,802
Design Therapeutics, Inc.†	1,415	22,187
Dicerna Pharmaceuticals, Inc.†	7,069	147,106
Dynavax Technologies Corp.†	10,950	218,671
Dyne Therapeutics, Inc.†	3,050	44,256
Edgewise Therapeutics, Inc.†	1,298	21,417
Editas Medicine, Inc.†	6,946	255,057
Eiger BioPharmaceuticals, Inc.†	3,252	21,918
Eliem Therapeutics, Inc.†	717	12,490
Emergent BioSolutions, Inc.†	4,976	237,206
Epizyme, Inc.†	9,119	38,300
Erasca, Inc.†	2,100	41,538
Esperion Therapeutics, Inc.†	2,666	23,834
Evelo Biosciences, Inc.†	3,085	27,302
Evolus, Inc.†	3,311	25,892
Exagen, Inc.†	1,048	12,178
EyePoint Pharmaceuticals, Inc.†	2,146	24,615
Fate Therapeutics, Inc.†	8,243	443,473
FibroGen, Inc.†	8,746	97,256
Finch Therapeutics Group, Inc.†	769	10,305
Forma Therapeutics Holdings, Inc.†	3,450	64,032
Forte Biosciences, Inc.†	1,146	3,106
Frequency Therapeutics, Inc.†	3,249	20,404
Gemini Therapeutics, Inc.†	2,225	8,455
Generation Bio Co.†	4,450	93,272
Geron Corp.†	30,627	47,166
Global Blood Therapeutics, Inc.†	6,079	222,005
Gossamer Bio, Inc.†	6,315	78,432
Graphite Bio, Inc.†	1,650	21,021
Greenwich Lifesciences, Inc.†	410	14,498
GT Biopharma, Inc.†	1,802	11,641
Halozyme Therapeutics, Inc.†	14,315	544,972
Harvard Bioscience, Inc.†	3,990	30,045
Homology Medicines, Inc.†	4,260	24,410
Humanigen, Inc.†	4,614	33,129
iBio, Inc.†	21,950	17,121
Icosavax, Inc.†	1,359	35,551
IGM Biosciences, Inc.†	819	38,427
Ikena Oncology, Inc.†	1,055	11,341
Imago Biosciences, Inc.†	990	26,354
Immunic, Inc.†	1,901	17,717
ImmunityBio, Inc.†	6,936	54,309
ImmunoGen, Inc.†	20,090	121,143
Immunovant, Inc.†	4,072	32,739
Impel Neuropharma, Inc.†	547	5,847
Infinity Pharmaceuticals, Inc.†	8,891	22,583
Inhibrx, Inc.†	2,835	113,939
Innoviva, Inc.†	4,404	76,850
Inovio Pharmaceuticals, Inc.†	21,001	149,947
Inozyme Pharma, Inc.†	1,461	13,646
Insmed, Inc.†	11,679	352,122
Instil Bio, Inc.†	1,812	36,910
Intercept Pharmaceuticals, Inc.†	2,847	48,000
Intra-Cellular Therapies, Inc.†	7,178	309,156

iTeos Therapeutics, Inc.†	2,051	54,864
IVERIC bio, Inc.†	10,601	187,638
Janux Therapeutics, Inc.†	1,344	32,726
Kadmon Holdings, Inc.†	17,605	166,367
Kaleido Biosciences, Inc.†	1,968	8,462
Karuna Therapeutics, Inc.†	2,255	316,557
Karyopharm Therapeutics, Inc.†	7,313	39,929
KemPharm, Inc.†	2,903	27,579
Keros Therapeutics, Inc.†	1,585	66,126
Kezar Life Sciences, Inc.†	3,476	27,808
Kiniksa Pharmaceuticals, Ltd., Class A†	2,962	30,775
Kinnate Biopharma, Inc.†	2,614	62,135
Kodiak Sciences, Inc.†	3,402	398,340
Kronos Bio, Inc.†	3,943	64,902
Krystal Biotech, Inc.†	1,821	91,214
Kymera Therapeutics, Inc.†	3,490	205,491
Lexicon Pharmaceuticals, Inc.†	6,895	36,475
Ligand Pharmaceuticals, Inc.†	1,532	223,580
Lineage Cell Therapeutics, Inc.†	12,738	29,043
MacroGenics, Inc.†	6,098	119,094
Magenta Therapeutics, Inc.†	3,039	19,450
MaxCyte, Inc.†	1,591	17,883
MEI Pharma, Inc.†	11,011	31,051
MeiraGTx Holdings PLC†	3,025	65,037
Mersana Therapeutics, Inc.†	7,269	62,223
Mind Medicine MindMed, Inc.†	35,341	89,059
Molecular Templates, Inc.†	3,755	19,601
Monte Rosa Therapeutics, Inc.†	1,175	27,554
Mustang Bio, Inc.†	7,069	15,835
Myriad Genetics, Inc.†	7,877	242,375
NeoGenomics, Inc.†	11,517	529,782
NGM Biopharmaceuticals, Inc.†	3,200	59,104
Nkarta, Inc.†	1,433	22,469
Nurix Therapeutics, Inc.†	3,181	106,404
Nuvalent, Inc., Class A†	1,088	26,580
Nuvation Bio, Inc.†	6,777	62,145
Olema Pharmaceuticals, Inc.†	2,559	69,093
Omega Therapeutics, Inc.†	751	22,064
Omeros Corp.†	6,124	38,397
Oncocyte Corp.†	6,112	20,047
Oncorus, Inc.†	2,074	22,109
Oncternal Therapeutics, Inc.†	4,495	16,497
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	3,874	42,537
Oyster Point Pharma, Inc.†	1,129	13,300
Pacific Biosciences of California, Inc.†	19,752	523,033
Phathom Pharmaceuticals, Inc.†	2,057	48,401
Pliant Therapeutics Inc†	2,444	38,933
Portage Biotech, Inc.†	508	10,363
Poseida Therapeutics, Inc.†	2,921	18,724
Praxis Precision Medicines, Inc.†	3,290	68,432
Precigen, Inc.†	9,633	46,527
Precision BioSciences, Inc.†	5,032	47,754
Prelude Therapeutics Inc†	1,099	19,320
Prothena Corp. PLC†	3,550	196,492
Provention Bio, Inc.†	5,633	35,263
PTC Therapeutics, Inc.†	7,055	267,596
Puma Biotechnology, Inc.†	3,279	16,723
Radius Health, Inc.†	4,755	102,708
Rain Therapeutics, Inc.†	768	11,965
Rallybio Corp.†	731	13,048
RAPT Therapeutics, Inc.†	2,164	68,339
Recursion Pharmaceuticals, Inc., Class A†	2,858	54,731
REGENXBIO, Inc.†	4,009	142,079
Relay Therapeutics, Inc.†	6,097	202,725
Replimune Group, Inc.†	3,020	89,120
REVOLUTION Medicines, Inc.†	6,033	177,551
Rigel Pharmaceuticals, Inc.†	17,354	58,309
Rocket Pharmaceuticals, Inc.†	4,134	122,821
Rubius Therapeutics, Inc.†	4,665	66,290
Sana Biotechnology, Inc.†	8,769	181,869
Sangamo Therapeutics, Inc.†	12,060	97,927
Scholar Rock Holding Corp.†	2,810	73,903
Seelos Therapeutics, Inc.†	9,978	21,552
Seer, Inc.†	4,227	156,061
Selecta Biosciences, Inc.†	9,223	33,111
Sensei Biotherapeutics, Inc.†	2,122	18,440
Sesen Bio, Inc.†	20,092	24,311
Shattuck Labs, Inc.†	2,702	52,149
Sigilon Therapeutics, Inc.†	1,544	8,322
Silverback Therapeutics, Inc.†	2,083	17,976
Singular Genomics Systems, Inc.†	1,202	16,648
Solid Biosciences, Inc.†	6,056	12,294
Sorrento Therapeutics, Inc.†	28,218	193,575
SpringWorks Therapeutics, Inc.†	2,965	198,833
Spruce Biosciences, Inc.†	882	4,198
SQZ Biotechnologies Co.†	2,312	30,958
Stoke Therapeutics, Inc.†	1,939	44,267
Surface Oncology, Inc.†	3,537	26,245
Sutro Biopharma, Inc.†	4,404	88,785
Syndax Pharmaceuticals, Inc.†	4,567	88,828
Talaris Therapeutics, Inc.†	933	15,758
Tarsus Pharmaceuticals, Inc.†	856	23,763
Taysha Gene Therapies, Inc.†	2,261	35,362
TCR2 Therapeutics, Inc.†	3,098	19,517
Tenaya Therapeutics, Inc.†	1,415	36,380
Terns Pharmaceuticals, Inc.†	1,393	13,234
TG Therapeutics, Inc.†	13,020	406,484
Theravance Biopharma, Inc.†	6,094	47,350
TransMedics Group, Inc.†	2,633	72,223
Travere Therapeutics, Inc.†	5,921	170,584
Trillium Therapeutics, Inc.†	10,097	182,857
Turning Point Therapeutics, Inc.†	4,670	194,179
Twist Bioscience Corp.†	4,796	569,765
UroGen Pharma, Ltd.†	1,981	34,073
Vaxart, Inc.†	12,133	81,412
VBI Vaccines, Inc.†	18,912	54,845
Vera Therapeutics, Inc.†	718	13,893
Veracyte, Inc.†	6,853	328,122
Verastem, Inc.†	17,508	45,521
Vericel Corp.†	4,722	217,306
Veru, Inc.†	6,542	53,448
Verve Therapeutics, Inc.†	1,605	74,456
Viking Therapeutics, Inc.†	6,948	40,437
Vincerx Pharma, Inc.†	1,325	18,510
Vir Biotechnology, Inc.†	6,106	230,379
Viracta Therapeutics, Inc.†	3,682	21,650

VistaGen Therapeutics, Inc.†	19,707	45,129
Vor BioPharma, Inc.†	1,927	30,312
WaVe Life Sciences, Ltd.†	3,880	17,809
Werewolf Therapeutics, Inc.†	769	12,050
XBiotech, Inc.	1,547	22,679
Xencor, Inc.†	5,742	227,154
XOMA Corp.†	612	15,300
Y-mAbs Therapeutics, Inc.†	3,550	87,188
Zentalis Pharmaceuticals, Inc.†	3,646	293,284
ZIOPHARM Oncology, Inc.†	21,290	31,935

		25,800,628

Medical-Drugs — 1.9%
Aclaris Therapeutics, Inc.†	5,181	89,890
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Aeglea BioTherapeutics, Inc.†	4,105	30,049
Aerie Pharmaceuticals, Inc.†	4,300	45,709
Alector, Inc.†	5,933	128,983
Alkermes PLC†	16,293	493,515
Amphastar Pharmaceuticals, Inc.†	3,759	70,218
Ampio Pharmaceuticals, Inc.†	19,790	30,872
Athenex, Inc.†	8,783	22,309
Beyondspring, Inc.†	2,275	31,440
Bioxcel Therapeutics, Inc.†	1,751	51,024
Catalyst Pharmaceuticals, Inc.†	9,862	58,186
Chimerix, Inc.†	7,414	38,849
Citius Pharmaceuticals, Inc.†	11,533	21,567
Clovis Oncology, Inc.†	11,457	49,609
Coherus Biosciences, Inc.†	6,514	108,979
Collegium Pharmaceutical, Inc.†	3,575	70,177
Corcept Therapeutics, Inc.†	9,820	176,760
Cytokinetics, Inc.†	8,053	281,130
Durect Corp.†	22,977	29,411
Eagle Pharmaceuticals, Inc.†	1,180	61,797
Enanta Pharmaceuticals, Inc.†	1,957	168,008
Foghorn Therapeutics, Inc.†	1,987	25,215
Fortress Biotech, Inc.†	7,275	23,716
Fulcrum Therapeutics, Inc.†	2,706	59,911
Gritstone Bio, Inc.†	4,101	45,070
Harmony Biosciences Holdings, Inc.†	2,270	94,137
Harpoon Therapeutics, Inc.†	1,900	11,894
Hookipa Pharma, Inc.†	1,950	9,497
Ideaya Biosciences, Inc.†	3,327	71,331
Immuneering Corp., Class A†	840	22,764
Intellia Therapeutics, Inc.†	6,996	930,328
Ironwood Pharmaceuticals, Inc.†	14,756	188,434
Jounce Therapeutics, Inc.†	3,348	29,395
Kala Pharmaceuticals, Inc.†	4,911	8,545
KalVista Pharmaceuticals, Inc.†	2,019	36,302
Kura Oncology, Inc.†	6,454	105,975
Landos Biopharma, Inc.†	476	6,407
Lyell Immunopharma, Inc.†	2,400	33,456
Madrigal Pharmaceuticals, Inc.†	1,153	89,646
Marinus Pharmaceuticals, Inc.†	3,751	43,136
Mirum Pharmaceuticals, Inc.†	366	5,812
Morphic Holding, Inc.†	2,106	121,095
Neoleukin Therapeutics, Inc.†	3,576	26,212
NexImmune, Inc.†	1,793	20,404
Ocular Therapeutix, Inc.†	7,786	51,699
ORIC Pharmaceuticals, Inc.†	3,211	47,009
Pacira BioSciences, Inc.†	4,434	231,810
Paratek Pharmaceuticals, Inc.†	4,836	24,277
Passage Bio, Inc.†	3,767	32,848
PetIQ, Inc.†	2,733	68,462
Phibro Animal Health Corp., Class A	2,076	45,547
PMV Pharmaceuticals Inc†	2,664	62,924
Prestige Consumer Healthcare, Inc.†	5,087	305,169
Progenics Pharmaceuticals, Inc. CVR†(1)	9,786	475
Protagonist Therapeutics, Inc.†	4,543	141,560
Reata Pharmaceuticals, Inc., Class A†	2,789	267,772
Relmada Therapeutics, Inc.†	1,590	37,317
Reneo Pharmaceuticals, Inc.†	641	4,205
Rhythm Pharmaceuticals, Inc.†	4,474	51,496
Seres Therapeutics, Inc.†	7,069	42,980
SIGA Technologies, Inc.†	4,964	35,790
Spectrum Pharmaceuticals, Inc.†	16,560	30,305
Spero Therapeutics, Inc.†	2,458	43,162
Summit Therapeutics, Inc.†	2,677	13,813
Supernus Pharmaceuticals, Inc.†	4,989	148,922
Syros Pharmaceuticals, Inc.†	5,847	24,148
TherapeuticsMD, Inc.†	39,600	28,829
Tonix Pharmaceuticals Holding Corp.†	36,623	20,216
Trevena, Inc.†	16,610	16,776
Vanda Pharmaceuticals, Inc.†	5,566	95,290
Vaxcyte, Inc.†	4,103	96,010
Verrica Pharmaceuticals, Inc.†	1,330	16,745
Zogenix, Inc.†	5,696	87,320

		6,140,040

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	10,128	55,603
Arvinas, Inc.†	4,433	383,809
Endo International PLC†	23,282	98,949
Prometheus Biosciences, Inc.†	1,148	36,575

		574,936

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,411	228,635
Ontrak, Inc.†	917	7,886
Tivity Health, Inc.†	4,470	111,840
Triple-S Management Corp., Class B†	2,310	81,520

		429,881

Medical-Hospitals — 0.4%
Community Health Systems, Inc.†	12,621	165,335
Select Medical Holdings Corp.	11,224	372,861
Surgery Partners, Inc.†	3,219	132,430
Tenet Healthcare Corp.†	10,789	773,140

		1,443,766

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,338	416,417
Innovage Holding Corp.†	1,862	12,327
National HealthCare Corp.	1,276	89,244
Pennant Group, Inc.†	2,604	66,584

		584,572

Medical-Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	1,563	146,140
American Well Corp., Class A†	18,599	167,391

Joint Corp.†	1,404	122,822
LHC Group, Inc.†	3,102	417,498
ModivCare, Inc.†	1,262	205,416

		1,059,267

Medical-Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	7,279	198,353
Covetrus, Inc.†	10,513	212,257
Owens & Minor, Inc.	7,368	264,364

		674,974

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	2,526	134,206
Helios Technologies, Inc.	3,285	299,099
Lawson Products, Inc.†	483	24,488
Mayville Engineering Co., Inc.†	910	16,162
Mueller Industries, Inc.	5,708	300,469
Park-Ohio Holdings Corp.	864	20,148
Proto Labs, Inc.†	2,823	168,844
RBC Bearings, Inc.†	2,841	664,595
Standex International Corp.	1,228	136,640
Tredegar Corp.	2,662	32,104
Xometry, Inc., Class A†	819	44,226

		1,840,981

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	952	25,675
Ryerson Holding Corp.	1,669	43,995
Worthington Industries, Inc.	3,435	186,589

		256,259

Metal-Aluminum — 0.2%
Arconic Corp.†	11,214	329,916
Century Aluminum Co.†	5,217	68,916
Constellium SE†	12,470	229,573
Kaiser Aluminum Corp.	1,606	156,007

		784,412

Metal-Diversified — 0.0%
PolyMet Mining Corp.†	2,932	9,822

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	7,412	336,950
John Bean Technologies Corp.	3,188	471,027
Sight Sciences, Inc.†	1,132	30,530

		838,507

Motion Pictures & Services — 0.1%
Chicken Soup For The Soul Entertainment, Inc.†	724	14,154
Eros STX Global Corp.†	32,266	26,378
IMAX Corp.†	5,062	95,419
Lions Gate Entertainment Corp., Class A†	5,916	76,612
Lions Gate Entertainment Corp., Class B†	11,998	135,817

		348,380

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,615	143,480

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	5,049	202,717

Multimedia — 0.1%
E.W. Scripps Co., Class A	5,821	108,270
Entravision Communications Corp., Class A	6,112	48,713

		156,983

Networking Products — 0.3%
A10 Networks, Inc.	6,104	114,084
Calix, Inc.†	5,605	350,817
Extreme Networks, Inc.†	12,538	123,249
Infinera Corp.†	18,390	139,580
NeoPhotonics Corp.†	5,208	52,705
NETGEAR, Inc.†	3,063	88,306

		868,741

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	848	57,494

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†	15,006	117,647
Ur-Energy, Inc.†	18,379	31,979
Uranium Energy Corp.†	23,441	87,201

		236,827

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	4,998	433,427
Covanta Holding Corp.	12,169	245,570

		678,997

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	17,865	123,983

Office Furnishings-Original — 0.1%
CompX International, Inc.	163	3,521
HNI Corp.	4,422	165,383
Interface, Inc.	5,905	84,796
Kimball International, Inc., Class B	3,668	39,871
Steelcase, Inc., Class A	9,005	107,159

		400,730

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	9,467	78,292

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	10,697	332,035
Nabors Industries, Ltd.†	718	73,595
Patterson-UTI Energy, Inc.	18,949	162,203

		567,833

Oil Companies-Exploration & Production — 2.5%
Antero Resources Corp.†	29,069	577,601
Berry Corp.	6,850	65,828
Brigham Minerals, Inc., Class A	4,433	102,757
California Resources Corp.†	8,393	387,169
Callon Petroleum Co.†	4,053	209,662
Centennial Resource Development, Inc., Class A†	18,392	132,422
Chesapeake Energy Corp.	10,036	639,695
Civitas Resources, Inc.	3,135	175,999
CNX Resources Corp.†	21,988	321,245
Comstock Resources, Inc.†	9,302	91,811
Contango Oil & Gas Co.†	14,920	61,620

Denbury, Inc.†	5,125	433,882
Earthstone Energy, Inc., Class A†	2,434	24,705
Extraction Oil & Gas, Inc.†	1,588	105,808
Falcon Minerals Corp.	3,998	23,508
HighPeak Energy, Inc.	506	7,150
Kosmos Energy, Ltd.†	41,158	148,169
Laredo Petroleum, Inc.†	1,278	96,361
Magnolia Oil & Gas Corp., Class A	14,143	295,306
Matador Resources Co.	11,249	470,771
Northern Oil and Gas, Inc.	5,318	123,165
Oasis Petroleum, Inc.	2,050	247,230
Ovintiv, Inc.	26,628	999,083
PDC Energy, Inc.	10,100	528,331
Range Resources Corp.†	24,288	566,396
Ranger Oil Corp.†	1,565	51,708
Riley Exploration Permian, Inc.	254	6,739
SM Energy Co.	12,188	418,292
Southwestern Energy Co.†	68,843	335,954
Talos Energy, Inc.†	3,745	48,573
Tellurian, Inc.†	36,584	143,409
Vine Energy, Inc., Class A†	2,535	43,272
W&T Offshore, Inc.†	9,532	39,176
Whiting Petroleum Corp.†	4,001	260,585

		8,183,382

Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	14,886	414,277

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,567	84,039
US Silica Holdings, Inc.†	7,461	72,222

		156,261

Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	3,006	57,625
Delek US Holdings, Inc.†	6,669	129,712
Par Pacific Holdings, Inc.†	4,545	70,266
PBF Energy, Inc., Class A†	9,785	142,959

		400,562

Oil-Field Services — 0.6%
Archrock, Inc.	13,700	112,203
Bristow Group, Inc.†	2,403	83,144
ChampionX Corp.†	20,604	540,443
DMC Global, Inc.†	1,887	78,839
Expro Group Holdings NV†	2,811	48,209
FTS International, Inc., Class A†	903	23,929
Helix Energy Solutions Group, Inc.†	14,539	54,957
Liberty Oilfield Services, Inc., Class A†	9,231	119,264
Matrix Service Co.†	2,646	27,069
MRC Global, Inc.†	8,178	67,877
National Energy Services Reunited Corp.†	3,856	45,115
Newpark Resources, Inc.†	9,174	31,192
NexTier Oilfield Solutions, Inc.†	17,569	78,358
NOW, Inc.†	11,198	80,850
Oceaneering International, Inc.†	10,118	137,605
Oil States International, Inc.†	6,155	37,299
ProPetro Holding Corp.†	8,672	83,164
RPC, Inc.†	6,863	36,992
Select Energy Services, Inc., Class A†	6,266	37,659
Solaris Oilfield Infrastructure, Inc., Class A	3,177	24,113
TETRA Technologies, Inc.†	12,465	40,262
Tidewater, Inc.†	4,168	50,558

		1,839,101

Optical Supplies — 0.2%
STAAR Surgical Co.†	4,827	571,806

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,675	70,065
Domtar Corp.†	5,078	277,208
Glatfelter Corp.	4,448	73,081
Neenah, Inc.	1,713	86,575
Schweitzer-Mauduit International, Inc.	3,180	110,791
Verso Corp., Class A	2,740	60,499

		678,219

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	5,139	262,089

Pharmacy Services — 0.1%
Option Care Health, Inc.†	15,204	415,525

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,298	140,002

Physicians Practice Management — 0.1%
Accolade, Inc.†	5,113	203,446

Pipelines — 0.2%
Equitrans Midstream Corp.	41,545	428,329
Golar LNG, Ltd.†	10,444	136,085

		564,414

Pollution Control — 0.0%
CECO Environmental Corp.†	3,160	21,741

Poultry — 0.1%
Sanderson Farms, Inc.	2,064	391,025

Power Converter/Supply Equipment — 0.0%
Blink Charging Co.†	3,709	117,946
Powell Industries, Inc.	925	23,921

		141,867

Precious Metals — 0.1%
Coeur Mining, Inc.†	25,994	164,542
Hecla Mining Co.	54,002	312,132

		476,674

Printing-Commercial — 0.1%
Cimpress PLC†	1,715	153,184
Deluxe Corp.	4,278	152,596
Ennis, Inc.	2,592	49,092
RR Donnelley & Sons Co.†	7,197	46,061

		400,933

Private Corrections — 0.0%
CoreCivic, Inc.†	12,184	104,904

Professional Sports — 0.1%
Hall of Fame Resort & Entertainment Co.†	5,585	12,845
Liberty Media Corp. - Liberty Braves, Series A†	1,018	31,120
Liberty Media Corp. - Liberty Braves, Series C†	3,712	110,321
Madison Square Garden Entertainment Corp.†	2,653	186,957

		341,243

Protection/Safety — 0.2%
Alarm.com Holdings, Inc.†	4,803	404,701
ShotSpotter, Inc.†	861	33,502
Vivint Smart Home, Inc.†	9,306	84,405

		522,608

Publishing-Books — 0.1%
Gannett Co, Inc.†	14,293	82,899
Houghton Mifflin Harcourt Co.†	12,914	183,250
Scholastic Corp.	2,679	96,953

		363,102

Publishing-Newspapers — 0.1%
TEGNA, Inc.	22,468	441,721

Publishing-Periodicals — 0.1%
Meredith Corp.†	4,053	236,047
Thryv Holdings, Inc.†	778	24,639
Value Line, Inc.	100	3,445

		264,131

Quarrying — 0.1%
Compass Minerals International, Inc.	3,474	227,894

Radio — 0.1%
Entercom Communications Corp.†	11,982	38,702
iHeartMedia, Inc., Class A†	11,376	220,467

		259,169

Real Estate Investment Trusts — 6.9%
Acadia Realty Trust	8,822	188,614
AFC Gamma, Inc.	903	21,184
Agree Realty Corp.	6,910	491,025
Alexander & Baldwin, Inc.	7,361	180,565
Alexander’s, Inc.	217	60,495
American Assets Trust, Inc.	5,073	191,912
American Finance Trust, Inc.	12,031	99,617
Apartment Investment & Management Co., Class A†	15,131	114,693
Apollo Commercial Real Estate Finance, Inc.	14,255	215,821
Apple Hospitality REIT, Inc.	21,780	342,164
Arbor Realty Trust, Inc.	13,809	277,699
Ares Commercial Real Estate Corp.	4,445	69,431
Armada Hoffler Properties, Inc.	6,135	84,111
ARMOUR Residential REIT, Inc.	8,378	88,137
Ashford Hospitality Trust, Inc.†	1,727	24,403
Blackstone Mtg. Trust, Inc., Class A	15,024	494,290
Braemar Hotels & Resorts, Inc.†	5,356	27,208
Brandywine Realty Trust	17,240	228,430
BrightSpire Capital, Inc.	8,576	84,131
Broadmark Realty Capital, Inc.	13,049	134,666
Broadstone Net Lease, Inc.	15,717	417,915
BRT Apartments Corp.	1,157	23,024
CareTrust REIT, Inc.	9,804	203,433
CatchMark Timber Trust, Inc., Class A	4,968	42,526
Centerspace	1,428	144,571
Chatham Lodging Trust†	4,857	61,635
Chimera Investment Corp.	23,935	373,625
City Office REIT, Inc.	4,339	82,311
Clipper Realty, Inc.	1,239	10,631
Columbia Property Trust, Inc.	11,649	223,311
Community Healthcare Trust, Inc.	2,399	114,768
CorePoint Lodging, Inc.†	3,997	68,908
Corporate Office Properties Trust	11,476	311,229
CTO Realty Growth, Inc.	604	32,380
DiamondRock Hospitality Co.†	21,249	192,091
DigitalBridge Group, Inc.†	49,293	330,263
Diversified Healthcare Trust	24,109	87,757
Dynex Capital, Inc.	3,459	60,533
Easterly Government Properties, Inc.	8,566	180,143
EastGroup Properties, Inc.	4,039	798,833
Ellington Financial, Inc.	4,741	86,191
Empire State Realty Trust, Inc., Class A	14,527	140,621
Equity Commonwealth†	11,915	308,956
Essential Properties Realty Trust, Inc.	11,893	354,292
Farmland Partners, Inc.	2,907	32,675
Four Corners Property Trust, Inc.	7,729	224,141
Franklin BSP Realty Trust, Inc.†	3,185	52,266
Franklin Street Properties Corp.	10,482	47,169
GEO Group, Inc.	11,967	97,890
Getty Realty Corp.	4,048	130,022
Gladstone Commercial Corp.	3,702	80,926
Gladstone Land Corp.	2,913	64,494
Global Medical REIT, Inc.	6,082	100,840
Global Net Lease, Inc.	10,257	164,317
Granite Point Mtg. Trust, Inc.	5,561	74,517
Great Ajax Corp.	2,203	31,194
Healthcare Realty Trust, Inc.	14,785	488,792
Hersha Hospitality Trust†	3,280	29,290
Independence Realty Trust, Inc.	10,680	252,368
INDUS Realty Trust, Inc.	444	30,947
Industrial Logistics Properties Trust	6,601	185,422
Innovative Industrial Properties, Inc.	2,408	633,521
Invesco Mtg. Capital, Inc.	29,640	93,070
iStar, Inc.	7,038	177,639
Kite Realty Group Trust	22,050	447,615
KKR Real Estate Finance Trust, Inc.	3,283	71,274
Ladder Capital Corp.	11,544	138,528
Lexington Realty Trust	27,873	406,110
LTC Properties, Inc.	3,955	126,006
Macerich Co.	21,726	393,023
Mack-Cali Realty Corp.†	8,923	162,309
MFA Financial, Inc.	44,972	202,824
Monmouth Real Estate Investment Corp.	9,677	182,411
National Health Investors, Inc.	4,445	239,052
National Storage Affiliates Trust	8,253	515,482
NETSTREIT Corp.	4,031	97,711
New York Mtg. Trust, Inc.	38,568	169,314
NexPoint Residential Trust, Inc.	2,273	160,974
Office Properties Income Trust	4,864	124,616

One Liberty Properties, Inc.	1,636	51,141
Orchid Island Capital, Inc.	12,554	62,268
Outfront Media, Inc.	14,784	367,974
Paramount Group, Inc.	18,965	160,823
Pebblebrook Hotel Trust	13,206	296,607
PennyMac Mtg. Investment Trust	9,955	200,593
Phillips Edison & Co., Inc.	1,904	57,387
Physicians Realty Trust	21,908	416,471
Piedmont Office Realty Trust, Inc., Class A	12,599	223,758
Plymouth Industrial REIT, Inc.	2,974	76,015
Postal Realty Trust, Inc., Class A	1,253	24,346
PotlatchDeltic Corp.	6,709	350,679
Preferred Apartment Communities, Inc.	5,242	66,102
PS Business Parks, Inc.	2,041	362,686
Ready Capital Corp.	5,876	90,902
Redwood Trust, Inc.	11,483	155,709
Retail Opportunity Investments Corp.	12,076	214,591
Retail Value, Inc.	1,771	11,086
RLJ Lodging Trust	16,803	242,299
RPT Realty	8,191	108,858
Ryman Hospitality Properties, Inc.†	5,464	467,391
Sabra Health Care REIT, Inc.	22,405	317,031
Safehold, Inc.	1,818	135,805
Saul Centers, Inc.	1,202	55,773
Seritage Growth Properties, Class A†	3,794	58,428
Service Properties Trust	16,673	179,568
SITE Centers Corp.	17,603	279,712
STAG Industrial, Inc.	16,589	722,119
Summit Hotel Properties, Inc.†	10,538	105,380
Sunstone Hotel Investors, Inc.†	22,118	272,936
Tanger Factory Outlet Centers, Inc.	10,392	174,586
Terreno Realty Corp.	7,062	516,444
TPG RE Finance Trust, Inc.	6,099	79,714
Two Harbors Investment Corp.	31,888	204,721
UMH Properties, Inc.	4,311	103,205
Uniti Group, Inc.	19,757	282,723
Universal Health Realty Income Trust	1,304	74,289
Urban Edge Properties	11,763	206,205
Urstadt Biddle Properties, Inc., Class A	3,024	59,391
Washington Real Estate Investment Trust	8,602	218,061
Whitestone REIT	4,405	40,438
Xenia Hotels & Resorts, Inc.†	11,576	206,053

		22,797,560

Real Estate Management/Services — 0.6%
Angel Oak Mtg., Inc.	738	13,092
Cushman & Wakefield PLC†	14,094	259,189
eXp World Holdings, Inc.	6,376	329,002
Fathom Holdings, Inc.†	524	13,252
Marcus & Millichap, Inc.†	2,412	113,605
Newmark Group, Inc., Class A	15,158	225,551
RE/MAX Holdings, Inc., Class A	1,880	59,803
Realogy Holdings Corp.†	11,701	202,661
Redfin Corp.†	10,334	530,548
RMR Group, Inc., Class A	1,550	53,924

		1,800,627

Real Estate Operations & Development — 0.2%
FRP Holdings, Inc.†	679	38,839
Kennedy-Wilson Holdings, Inc.	12,199	272,892
Legacy Housing Corp.†	817	14,502
McGrath RentCorp	2,453	176,959
Radius Global Infrastructure, Inc., Class A†	5,989	103,789
Rafael Holdings, Inc., Class B†	990	7,484
St. Joe Co.	3,385	159,163

		773,628

Recreational Centers — 0.0%
F45 Training Holdings, Inc.†	2,082	28,586
OneSpaWorld Holdings, Ltd.†	5,369	57,985
Xponential Fitness, Inc., Class A†	943	15,937

		102,508

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	4,336	161,516
Malibu Boats, Inc., Class A†	2,105	148,634
Marine Products Corp.	827	10,478
MasterCraft Boat Holdings, Inc.†	1,910	51,150
OneWater Marine, Inc., Class A	1,042	46,202

		417,980

Recycling — 0.1%
Harsco Corp.†	7,955	136,030
PureCycle Technologies, Inc.†	3,346	44,803

		180,833

Rental Auto/Equipment — 0.9%
Aaron’s Co., Inc.	3,294	77,047
Alta Equipment Group, Inc.†	1,920	27,706
Avis Budget Group, Inc.†	4,949	857,711
CAI International, Inc.	1,652	92,396
Custom Truck One Source, Inc.†	4,694	42,481
Herc Holdings, Inc.	2,535	461,471
PROG Holdings, Inc.	6,733	272,350
Rent-A-Center, Inc.	6,697	356,682
Textainer Group Holdings, Ltd.†	4,869	191,303
Triton International, Ltd.	6,781	421,710

		2,800,857

Resort/Theme Parks — 0.1%
SeaWorld Entertainment, Inc.†	5,232	332,232

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	6,232	246,413
American Eagle Outfitters, Inc.	15,461	367,044
Boot Barn Holdings, Inc.†	2,972	310,544
Buckle, Inc.	3,023	125,817
Caleres, Inc.	3,743	86,314
Cato Corp., Class A	2,010	35,436
Chico’s FAS, Inc.†	12,220	66,721
Children’s Place, Inc.†	1,428	118,367
Designer Brands, Inc., Class A†	6,107	82,628
Duluth Holdings, Inc., Class B†	1,233	17,669
Genesco, Inc.†	1,489	90,218
Guess?, Inc.	4,089	84,683
Shoe Carnival, Inc.	1,794	60,763
Tilly’s, Inc., Class A	2,302	31,952
Vera Bradley, Inc.†	2,643	25,928
Winmark Corp.	352	81,953

		1,832,450

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,814	40,398

Retail-Arts & Crafts — 0.0%
Joann, Inc.	1,226	12,530

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	632	75,518
Asbury Automotive Group, Inc.†	1,967	384,961
CarLotz, Inc.†	7,270	26,172
Group 1 Automotive, Inc.	1,785	320,943
Lazydays Holdings, Inc.†	746	15,733
Rush Enterprises, Inc., Class A	4,291	223,475
Rush Enterprises, Inc., Class B	667	34,491
Shift Technologies, Inc.†	6,304	43,056
Sonic Automotive, Inc., Class A	2,223	109,883

		1,234,232

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	10,679	149,933

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	3,903	40,513

Retail-Building Products — 0.2%
Aspen Aerogels, Inc.†	2,240	121,990
Beacon Roofing Supply, Inc.†	5,669	299,720
BlueLinx Holdings, Inc.†	936	44,582
GMS, Inc.†	4,343	215,109

		681,401

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,126	51,852

Retail-Convenience Store — 0.0%
Arko Corp.†	12,263	117,602

Retail-Discount — 0.3%
Big Lots, Inc.	3,481	154,034
BJ’s Wholesale Club Holdings, Inc.†	13,924	813,719
Citi Trends, Inc.†	893	69,082

		1,036,835

Retail-Drug Store — 0.1%
MedAvail Holdings, Inc.†	1,220	3,099
OptimizeRx Corp.†	1,744	168,645
Rite Aid Corp.†	5,584	75,886

		247,630

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,910	52,613

Retail-Gardening Products — 0.0%
GrowGeneration Corp.†	5,495	115,835

Retail-Hair Salons — 0.0%
Regis Corp.†	2,401	6,483

Retail-Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	935	15,792
Haverty Furniture Cos., Inc.	1,694	48,618
Kirkland’s, Inc.†	1,423	31,989
La-Z-Boy, Inc.	4,563	151,674

		248,073

Retail-Jewelry — 0.2%
Movado Group, Inc.	1,617	53,846
Signet Jewelers, Ltd.	5,297	472,387

		526,233

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,145	111,090

Retail-Misc./Diversified — 0.1%
Container Store Group, Inc.†	3,229	35,713
Party City Holdco, Inc.†	11,226	81,613
PriceSmart, Inc.	2,379	171,169
Sally Beauty Holdings, Inc.†	11,449	174,712

		463,207

Retail-Office Supplies — 0.1%
ODP Corp.†	4,844	209,745

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	4,034	356,888

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,003	56,945

Retail-Petroleum Products — 0.2%
Clean Energy Fuels Corp.†	15,758	145,289
Murphy USA, Inc.	2,456	400,205
TravelCenters of America, Inc.†	1,268	68,358
World Fuel Services Corp.	6,337	193,468

		807,320

Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	612	141,458
Macy’s, Inc.	31,914	844,763

		986,221

Retail-Restaurants — 1.2%
Biglari Holdings, Inc., Class B†	82	13,631
BJ’s Restaurants, Inc.†	2,289	76,269
Bloomin’ Brands, Inc.†	8,999	194,558
Brinker International, Inc.†	4,615	193,645
Cannae Holdings, Inc.†	8,609	293,567
Carrols Restaurant Group, Inc.	3,395	12,460
Cheesecake Factory, Inc.†	4,680	190,195
Chuy’s Holdings, Inc.†	2,022	58,962
Cracker Barrel Old Country Store, Inc.	2,409	320,807
Dave & Buster’s Entertainment, Inc.†	4,390	163,001
Del Taco Restaurants, Inc.	3,033	25,295

Denny’s Corp.†	6,364	101,188
Dine Brands Global, Inc.	1,656	139,949
El Pollo Loco Holdings, Inc.†	1,935	28,444
Fiesta Restaurant Group, Inc.†	1,793	18,898
Jack in the Box, Inc.	2,217	219,372
Kura Sushi USA, Inc., Class A†	407	17,330
Noodles & Co.†	4,131	50,192
ONE Group Hospitality, Inc.†	2,106	27,841
Papa John’s International, Inc.	3,360	416,909
Red Robin Gourmet Burgers, Inc.†	1,582	31,434
Ruth’s Hospitality Group, Inc.†	3,417	66,085
Shake Shack, Inc., Class A†	3,802	262,984
Texas Roadhouse, Inc.	7,111	631,528
Wingstop, Inc.	3,032	522,929

		4,077,473

Retail-Sporting Goods — 0.2%
Academy Sports & Outdoors, Inc.†	7,893	337,662
Big 5 Sporting Goods Corp.	2,115	51,141
Hibbett Sports, Inc.	1,631	126,305
Sportsman’s Warehouse Holdings, Inc.†	4,422	76,324
Zumiez, Inc.†	2,218	90,272

		681,704

Retail-Vision Service Center — 0.2%
National Vision Holdings, Inc.†	8,292	511,119

Retail-Vitamins & Nutrition Supplements — 0.0%
Franchise Group, Inc.	2,878	105,910

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	18,799	122,194

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.†	28,077	536,832

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	3,668	75,487
Raven Industries, Inc.†	3,623	209,482

		284,969

Satellite Telecom — 0.3%
EchoStar Corp., Class A†	4,015	94,192
Globalstar, Inc.†	61,667	101,751
Gogo, Inc.†	6,004	97,625
Iridium Communications, Inc.†	12,000	486,600
KVH Industries, Inc.†	1,540	15,800
Loral Space & Communications, Inc.	1,304	64,965

		860,933

Savings & Loans/Thrifts — 0.9%
Axos Financial, Inc.†	5,796	307,188
Banc of California, Inc.	5,567	113,177
Berkshire Hills Bancorp, Inc.	4,968	134,881
Brookline Bancorp, Inc.	7,800	125,190
Capitol Federal Financial, Inc.	13,201	160,128
Flushing Financial Corp.	2,996	71,964
FS Bancorp, Inc.	725	24,983
Hingham Institution for Savings	147	53,102
Home Bancorp, Inc.	777	32,440
HomeTrust Bancshares, Inc.	1,544	46,938
Investors Bancorp, Inc.	23,241	355,587
Meridian Bancorp, Inc.	4,749	110,177
Northfield Bancorp, Inc.	4,578	80,344
Northwest Bancshares, Inc.	12,434	171,589
OceanFirst Financial Corp.	6,008	133,197
Pacific Premier Bancorp, Inc.	9,524	399,913
Provident Financial Services, Inc.	7,710	190,900
Southern Missouri Bancorp, Inc.	785	42,704
Washington Federal, Inc.	6,880	243,277
Waterstone Financial, Inc.	2,199	45,453
WSFS Financial Corp.	4,776	247,445

		3,090,577

Schools — 0.4%
2U, Inc.†	7,287	215,258
Adtalem Global Education, Inc.†	5,029	185,721
American Public Education, Inc.†	1,890	47,231
Coursera, Inc.†	5,864	204,712
Graham Holdings Co., Class B	394	230,825
Laureate Education, Inc., Class A	10,086	174,690
Perdoceo Education Corp.†	7,148	75,912
Strategic Education, Inc.	2,477	168,956
Stride, Inc.†	4,092	145,266

		1,448,571

Security Services — 0.1%
Brink’s Co.	4,944	340,543

Semiconductor Components-Integrated Circuits — 0.3%
MaxLinear, Inc.†	7,208	454,104
Power Integrations, Inc.	6,133	632,987

		1,087,091

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	3,383	185,828
CMC Materials, Inc.	2,968	381,002
Cohu, Inc.†	4,868	155,971
FormFactor, Inc.†	7,899	314,222
Kulicke & Soffa Industries, Inc.	6,220	354,540
Onto Innovation, Inc.†	4,947	391,852
SkyWater Technology, Inc.†	820	28,077
Ultra Clean Holdings, Inc.†	4,509	223,511
Veeco Instruments, Inc.†	5,058	122,859

		2,157,862

Silver Mining — 0.0%
Gatos Silver, Inc.†	4,712	57,015
Pan American Silver Corp. CVR†	29,003	21,457

		78,472

Software Tools — 0.2%
Digital Turbine, Inc.†	9,224	793,817

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	983	23,356
Omega Flex, Inc.	315	45,599
TimkenSteel Corp.†	4,665	65,077

		134,032

Steel-Producers — 0.2%
Carpenter Technology Corp.	4,840	149,459
Commercial Metals Co.	12,200	392,596
Schnitzer Steel Industries, Inc., Class A	2,633	141,656

		683,711

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	12,940	208,334

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,805	51,556

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,149	57,123

Telecom Equipment-Fiber Optics — 0.0%
Clearfield, Inc.†	1,157	65,359

Telecom Services — 0.2%
ATN International, Inc.	1,129	46,041
Aviat Networks, Inc.†	979	27,999
Consolidated Communications Holdings, Inc.†	7,406	54,804
Ooma, Inc.†	2,209	51,028
Vonage Holdings Corp.†	24,554	395,811

		575,683

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	4,898	90,515
Cambium Networks Corp.†	1,080	30,478
DZS, Inc.†	1,708	18,617
Harmonic, Inc.†	9,071	82,274
Plantronics, Inc.†	4,287	114,720
Preformed Line Products Co.	300	20,820
Viavi Solutions, Inc.†	23,223	357,634

		715,058

Telephone-Integrated — 0.1%
Shenandoah Telecommunications Co.	4,909	135,685
Telephone & Data Systems, Inc.	10,266	192,385

		328,070

Television — 0.1%
AMC Networks, Inc., Class A†	2,956	117,619
Gray Television, Inc.	8,681	203,483
Sinclair Broadcast Group, Inc., Class A	4,666	121,922

		443,024

Theaters — 0.6%
AMC Entertainment Holdings, Inc., Class A†	52,434	1,854,591
Cinemark Holdings, Inc.†	10,978	206,386

		2,060,977

Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	5,991	281,577
Akebia Therapeutics, Inc.†	17,715	50,842
Anika Therapeutics, Inc.†	1,466	61,059
CorMedix, Inc.†	3,849	18,706
Flexion Therapeutics, Inc.†	4,891	45,242
G1 Therapeutics, Inc.†	3,982	57,699
MannKind Corp.†	25,079	118,122
Ocugen, Inc.†	18,756	222,071
Outlook Therapeutics, Inc.†	9,046	18,725

		874,043

Tobacco — 0.1%
22nd Century Group, Inc.†	16,354	44,810
Greenlane Holdings, Inc., Class A†	1,657	2,833
Turning Point Brands, Inc.	1,480	56,492
Universal Corp.	2,456	115,432
Vector Group, Ltd.	14,591	193,477

		413,044

Toys — 0.0%
Funko, Inc., Class A†	2,693	44,138

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,441	58,243

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	5,995	149,215
Atlas Air Worldwide Holdings, Inc.†	2,924	237,195

		386,410

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,588	340,322
Greenbrier Cos., Inc.	3,239	132,864
Willis Lease Finance Corp.†	279	11,302

		484,488

Transport-Marine — 0.2%
Costamare, Inc.	5,362	71,905
DHT Holdings, Inc.	14,400	93,744
Dorian LPG, Ltd.	3,162	38,324
Eagle Bulk Shipping, Inc.†	908	39,089
Frontline, Ltd.†	12,133	106,892
Genco Shipping & Trading, Ltd.	3,263	56,026
International Seaways, Inc.	4,671	81,976
Nordic American Tankers, Ltd.	15,497	36,418
Safe Bulkers, Inc.†	6,322	28,196
Scorpio Tankers, Inc.	4,954	79,363
SFL Corp., Ltd.	10,619	83,996
Teekay Corp.†	7,054	24,971
Teekay Tankers, Ltd., Class A†	2,422	33,617

		774,517

Transport-Services — 0.4%
CryoPort, Inc.†	4,120	335,945
Echo Global Logistics, Inc.†	2,676	129,063
Forward Air Corp.	2,761	277,646
Hub Group, Inc., Class A†	3,363	264,231
Matson, Inc.	4,365	363,517
Radiant Logistics, Inc.†	3,987	26,833
Universal Logistics Holdings, Inc.	778	16,400

		1,413,635

Transport-Truck — 0.5%
ArcBest Corp.	2,571	231,004
Covenant Logistics Group, Inc.†	1,230	34,932
Daseke, Inc.†	4,079	38,547
Heartland Express, Inc.	4,846	79,135

Marten Transport, Ltd.	6,045	100,528
P.A.M. Transportation Services, Inc.†	369	22,812
Saia, Inc.†	2,695	842,565
US Xpress Enterprises, Inc., Class A†	2,732	20,681
Werner Enterprises, Inc.	6,366	288,507
Yellow Corp.†	5,114	44,748

		1,703,459

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	7,400	22,866

Veterinary Diagnostics — 0.1%
Heska Corp.†	994	222,189

Vitamins & Nutrition Products — 0.0%
Nature’s Sunshine Products, Inc.	1,205	19,027
USANA Health Sciences, Inc.†	1,266	122,878

		141,905

Water — 0.4%
American States Water Co.	3,747	340,378
Artesian Resources Corp., Class A	827	33,262
California Water Service Group	5,232	318,524
Global Water Resources, Inc.	1,285	24,312
Middlesex Water Co.	1,755	193,261
SJW Group	2,811	185,301
York Water Co.	1,323	63,398

		1,158,436

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	4,284	87,051
Pure Cycle Corp.†	1,955	30,674

		117,725

Web Hosting/Design — 0.1%
Q2 Holdings, Inc.†	5,554	435,767

Wire & Cable Products — 0.2%
Belden, Inc.	4,494	270,584
Encore Wire Corp.	2,044	274,018
Insteel Industries, Inc.	1,894	77,029

		621,631

Wireless Equipment — 0.2%
Anterix, Inc.†	1,165	74,676
CalAmp Corp.†	3,543	34,084
Casa Systems, Inc.†	3,187	20,174
InterDigital, Inc.	3,143	210,424
Maxar Technologies, Inc.	7,286	193,443
Ribbon Communications, Inc.†	7,144	39,078

		571,879

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,894	104,554
ViewRay, Inc.†	14,058	102,764

		207,318

Total Common Stocks (cost $235,139,517)		308,337,003

EXCHANGE-TRADED FUNDS — 4.2%
iShares Russell 2000 ETF (cost $13,702,943)	60,700	13,842,635

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A† Expires 09/01/2024	538	6,133
Whiting Petroleum Corp., Series B† Expires 09/01/2025	269	2,902

		9,035

Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.	304	2,250

Total Warrants (cost $0)		11,285

U.S. CORPORATE BONDS & NOTES — 0.0%
Investment Management/Advisor Services — 0.0%
GAMCO Investors, Inc. Sub. Notes 4.00% due 06/15/2023 (cost $1,000)	1,000	997

Total Long-Term Investment Securities (cost $248,843,460)		322,191,920

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.04% due 04/21/2022(2)	100,000	99,970
0.05% due 04/21/2022(2)	110,000	109,967
0.07% due 06/16/2022(2)	450,000	449,760
0.07% due 07/14/2022(2)	150,000	149,899
0.07% due 08/11/2022(2)	100,000	99,915

Total Short-Term Investment Securities (cost $909,634)		909,511

REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $5,852,000 and collateralized by $6,126,400 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $5,969,078 (cost $5,852,000)	5,852,000	5,852,000

TOTAL INVESTMENTS (cost $255,605,094)	100.0%	328,953,431
Liabilities in excess of other assets	(0.0)	(94,275)

NET ASSETS	100.0%	$328,859,156

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR — Contingent Value Rights

ETF — Exchange-Traded Funds

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
54	Long	E-Mini Russell 2000 Index	December 2021	$5,994,941	$6,197,310	$202,369

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$25,793,825	$—	$6,803	$25,800,628
Medical-Drugs	6,139,565	—	475	6,140,040
Other Industries	276,396,335	—	—	276,396,335
Exchange-Traded Funds	13,842,635	—	—	13,842,635
Warrants	11,285	—	—	11,285
U.S. Corporate Bonds & Notes	—	997	—	997
Short-Term Investment Securities	—	909,511	—	909,511
Repurchase Agreements	—	5,852,000	—	5,852,000

Total Investments at Value	$322,183,645	$6,762,508	$7,278	$328,953,431

Other Financial Instruments:†
Futures Contracts	$202,369	$—	$—	$202,369

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 78.3%
Advertising Agencies — 0.1%
WPP PLC	49,183	$710,788

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	3,911	331,398
Trade Desk, Inc., Class A†	2,470	185,027

		516,425

Aerospace/Defense — 0.2%
Boeing Co.†	1,430	296,053
BWX Technologies, Inc.	1,246	70,698
Northrop Grumman Corp.	1,715	612,632
Raytheon Technologies Corp.	474	42,120
Spirit AeroSystems Holdings, Inc., Class A	1,855	76,593
Teledyne Technologies, Inc.†	512	230,001
TransDigm Group, Inc.†	77	48,034

		1,376,131

Aerospace/Defense-Equipment — 0.2%
HEICO Corp., Class A	453	56,933
Howmet Aerospace, Inc.	10,281	305,243
L3Harris Technologies, Inc.	987	227,543
Meggitt PLC†	44,245	454,137
Safran SA	3,475	466,144

		1,510,000

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	811	46,065
Intrepid Potash, Inc.†	600	29,226

		75,291

Agricultural Operations — 0.0%
Bunge, Ltd.	1,190	110,242
Cadiz, Inc.†	5,872	35,643

		145,885

Airlines — 0.1%
Allegiant Travel Co.†	120	21,032
Hawaiian Holdings, Inc.†	2,685	51,955
SkyWest, Inc.†	600	25,818
Southwest Airlines Co.†	2,478	117,160
United Airlines Holdings, Inc.†	1,662	76,685

		292,650

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	820	43,657
Deckers Outdoor Corp.†	133	52,576
Kering SA	665	498,297
Oxford Industries, Inc.	430	39,870
Samsonite International SA†*	99,600	214,549
VF Corp.	714	52,036

		900,985

Appliances — 0.0%
iRobot Corp.†	479	39,958

Applications Software — 5.0%
Appfolio, Inc., Class A†	430	56,627
Asana, Inc., Class A†	470	63,826
CDK Global, Inc.	1,400	60,928
Cerence, Inc.†	593	62,342
Concentrix Corp.	384	68,229
Five9, Inc.†	550	86,906
Intuit, Inc.	3,467	2,170,307
Microsoft Corp.	72,835	24,153,543
Nuance Communications, Inc.†	1,970	108,448
Phreesia, Inc.†	700	49,378
Qumu Corp.†	8,200	16,810
Roper Technologies, Inc.	4,107	2,003,682
ServiceNow, Inc.†	2,797	1,951,635
Smartsheet, Inc., Class A†	1,110	76,601

		30,929,262

Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	1,542	141,000

Athletic Footwear — 0.3%
NIKE, Inc., Class B	10,111	1,691,469

Audio/Video Products — 0.2%
Kopin Corp.†	3,600	18,864
Panasonic Corp.	41,300	504,587
Sony Group Corp.	7,400	853,134

		1,376,585

Auto-Cars/Light Trucks — 0.6%
Ferrari NV	955	226,497
General Motors Co.†	1,689	91,932
Honda Motor Co., Ltd.	8,300	243,884
Suzuki Motor Corp.	9,800	436,368
Tesla, Inc.†	1,293	1,440,402
Toyota Motor Corp.	80,300	1,413,661

		3,852,744

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	3,137	752,378
PACCAR, Inc.	3,907	350,145

		1,102,523

Auto/Truck Parts & Equipment-Original — 0.4%
Adient PLC†	680	28,302
American Axle & Manufacturing Holdings, Inc.†	2,100	19,068
Aptiv PLC†	1,021	176,521
Autoliv, Inc.	602	58,304
Autoliv, Inc. SDR	4,008	387,359
Cooper-Standard Holdings, Inc.†	430	11,154
Denso Corp.	6,200	447,314
Dorman Products, Inc.†	735	76,719
Lear Corp.	486	83,519
Magna International, Inc.	12,593	1,023,811
Stanley Electric Co., Ltd.	12,200	306,779
Tenneco, Inc., Class A†	3,700	49,099
Veoneer, Inc.†	1,612	56,742

		2,724,691

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,800	86,220

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd.	23,206	491,232
BankUnited, Inc.	2,262	91,747
Citizens Financial Group, Inc.	4,683	221,881
Commerce Bancshares, Inc.	1,173	82,708
Cullen/Frost Bankers, Inc.	840	108,780
DBS Group Holdings, Ltd.	16,500	385,795
DNB Bank ASA	48,646	1,156,278
East West Bancorp, Inc.	1,891	150,297

Erste Group Bank AG	10,807	463,486
First Financial Bankshares, Inc.	1,750	88,760
FNB Corp.	10,030	116,850
Glacier Bancorp, Inc.	1,980	109,474
Hilltop Holdings, Inc.	1,360	48,198
Home BancShares, Inc.	3,970	94,327
ING Groep NV	74,277	1,126,538
Intesa Sanpaolo SpA	124,043	352,390
Meta Financial Group, Inc.	1,372	76,064
National Bank of Canada	12,613	1,044,221
PacWest Bancorp	1,682	79,845
Pinnacle Financial Partners, Inc.	1,264	122,064
Popular, Inc.	1,370	111,573
Prosperity Bancshares, Inc.	1,259	94,815
Signature Bank	1,309	389,846
South State Corp.	903	70,515
Standard Chartered PLC	34,511	233,742
Sumitomo Mitsui Trust Holdings, Inc.	9,000	296,433
Svenska Handelsbanken AB, Class A	51,406	588,643
United Bankshares, Inc.	2,373	87,777
United Overseas Bank, Ltd.	33,500	664,535
Webster Financial Corp.	1,958	109,570
Western Alliance Bancorp	1,550	179,939

		9,238,323

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	1,908	112,953
State Street Corp.	6,707	660,975

		773,928

Banks-Super Regional — 1.1%
Fifth Third Bancorp	11,744	511,216
Huntington Bancshares, Inc.	26,403	415,583
PNC Financial Services Group, Inc.	3,925	828,293
Wells Fargo & Co.	93,040	4,759,927

		6,515,019

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,200	43,764
EnerSys	810	64,832

		108,596

Beverages-Non-alcoholic — 0.7%
Celsius Holdings, Inc.†	420	40,539
Coca-Cola Co.	28,762	1,621,314
Keurig Dr Pepper, Inc.	19,147	691,015
Monster Beverage Corp.†	1,989	169,065
National Beverage Corp.	410	23,124
PepsiCo, Inc.	9,822	1,587,235

		4,132,292

Beverages-Wine/Spirits — 0.2%
Diageo PLC	21,656	1,076,428

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	87	42,846
Constellation Brands, Inc., Class A	779	168,895
Kirin Holdings Co., Ltd.	17,400	302,429

		514,170

Broadcast Services/Program — 0.0%
Liberty Media Corp.—Liberty Formula One, Series C†	1,290	71,982

Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc.†	528	34,404
Summit Materials, Inc., Class A†	2,100	74,865
Trex Co., Inc.†	1,310	139,384

		248,653

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	520	133,624

Building Products-Air & Heating — 0.0%
Lennox International, Inc.	252	75,419

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	1,052	413,268
MDU Resources Group, Inc.	2,400	73,752
Vulcan Materials Co.	2,192	416,743

		903,763

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	15,095
Cornerstone Building Brands, Inc.†	920	13,165
Griffon Corp.	1,736	45,987
JELD-WEN Holding, Inc.†	1,700	46,597
Masonite International Corp.†	256	30,722

		151,566

Building-Heavy Construction — 0.0%
Dycom Industries, Inc.†	891	70,763
Southwest Gas Holdings, Inc.	945	65,441

		136,204

Building-Residential/Commercial — 0.1%
Green Brick Partners, Inc.†	3,700	96,385
Hovnanian Enterprises, Inc., Class A†	150	12,639
KB Home	1,610	64,642
NVR, Inc.†	24	117,475
Persimmon PLC	14,255	530,831
Taylor Morrison Home Corp.†	800	24,424

		846,396

Cable/Satellite TV — 0.5%
Altice USA, Inc., Class A†	931	15,175
Cable One, Inc.	41	70,160
Charter Communications, Inc., Class A†	441	297,626
Comcast Corp., Class A	39,184	2,015,233
DISH Network Corp., Class A†	423	17,373
Liberty Broadband Corp., Class C†	2,406	390,855
Liberty Global PLC, Class A†	888	25,521
Liberty Global PLC, Class C†	1,578	45,509
Sirius XM Holdings, Inc.	5,640	34,348

		2,911,800

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	8,270	320,958
MGM Resorts International	17,280	814,925
Wynn Resorts, Ltd.†	590	52,982

		1,188,865

Casino Services — 0.0%
Scientific Games Corp.†	830	66,441

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	11,254	1,294,548
Vodafone Group PLC ADR	34,196	511,230

		1,805,778

Chemicals-Diversified — 0.4%
Asahi Kasei Corp.	47,300	496,551
BASF SE	7,833	563,942
Covestro AG*	6,454	413,330
Johnson Matthey PLC	17,202	643,398
Koppers Holdings, Inc.†	970	34,037
PPG Industries, Inc.	1,482	237,965
Tosoh Corp.	4,600	77,450

		2,466,673

Chemicals-Specialty — 0.3%
Albemarle Corp.	287	71,885
Amyris, Inc.†	1,800	26,676
Chemours Co.	2,760	77,335
Ecolab, Inc.	382	84,888
Element Solutions, Inc.	4,820	109,462
International Flavors & Fragrances, Inc.	3,668	540,847
Kraton Corp.†	510	23,281
Minerals Technologies, Inc.	502	35,612
NewMarket Corp.	99	33,661
Rogers Corp.†	373	75,018
Sensient Technologies Corp.	600	57,360
Tronox Holdings PLC, Class A	1,300	30,316
Umicore SA	8,057	461,783
Valvoline, Inc.	2,680	91,013

		1,719,137

Circuit Boards — 0.0%
TTM Technologies, Inc.†	2,060	27,274

Coal — 0.0%
SunCoke Energy, Inc.	3,700	26,714

Coatings/Paint — 0.6%
Akzo Nobel NV	5,762	662,224
Axalta Coating Systems, Ltd.†	1,840	57,389
RPM International, Inc.	7,564	659,581
Sherwin-Williams Co.	7,221	2,286,241

		3,665,435

Commercial Services — 0.3%
Amadeus IT Group SA†	4,733	316,463
Cintas Corp.	893	386,758
CoStar Group, Inc.†	5,927	510,018
GXO Logistics, Inc.†	670	59,496
John Wiley & Sons, Inc., Class A	720	39,003
LiveRamp Holdings, Inc.†	930	49,764
TechnoPro Holdings, Inc.	19,100	607,480

		1,968,982

Commercial Services-Finance — 1.1%
Affirm Holdings, Inc.†	3,952	642,200
Automatic Data Processing, Inc.	2,646	594,001
Equifax, Inc.	2,410	668,606
Euronet Worldwide, Inc.†	399	44,764
FleetCor Technologies, Inc.†	1,501	371,362
Global Payments, Inc.	5,750	822,193
Green Dot Corp., Class A†	1,290	54,644
Marathon Digital Holdings, Inc.†	600	31,344
MarketAxess Holdings, Inc.	165	67,431
PayPal Holdings, Inc.†	4,622	1,075,031
S&P Global, Inc.	2,558	1,212,901
Square, Inc., Class A†	4,751	1,209,129
Toast, Inc., Class A†	289	15,381
TransUnion	2,339	269,663
WEX, Inc.†	235	35,180

		7,113,830

Communications Software — 0.3%
8x8, Inc.†	2,110	47,812
Consensus Cloud Solutions, Inc.†	316	20,012
RingCentral, Inc., Class A†	451	109,945
Zoom Video Communications, Inc., Class A†	4,898	1,345,236

		1,523,005

Computer Aided Design — 0.1%
Synopsys, Inc.†	2,181	726,666

Computer Data Security — 0.2%
Crowdstrike Holdings, Inc., Class A†	1,465	412,837
Fortinet, Inc.†	1,683	566,060
Qualys, Inc.†	890	110,787
Zscaler, Inc.†	415	132,327

		1,222,011

Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	11	18,746

Computer Services — 0.8%
Accenture PLC, Class A	7,351	2,637,465
Cognizant Technology Solutions Corp., Class A	3,040	237,394
EPAM Systems, Inc.†	291	195,913
Leidos Holdings, Inc.	1,670	166,967
NTT Data Corp.	54,400	1,089,670
Science Applications International Corp.	497	44,621
Teleperformance	1,183	493,821

		4,865,851

Computer Software — 0.5%
Bandwidth, Inc., Class A†	630	53,726
Citrix Systems, Inc.	1,872	177,335
Cloudflare, Inc., Class A†	1,350	262,872
Datadog, Inc., Class A†	2,417	403,760
Dropbox, Inc., Class A†	2,500	76,225
Dynatrace, Inc.†	1,073	80,475
Envestnet, Inc.†	1,270	106,045
MongoDB, Inc.†	1,319	687,581
Snowflake, Inc., Class A†	1,553	549,514
Splunk, Inc.†	950	156,579
Teradata Corp.†	1,060	59,954
Twilio, Inc., Class A†	1,368	398,580
Upland Software, Inc.†	2,370	79,087
Veritone, Inc.†	2,586	77,347
Yext, Inc.†	2,010	25,306
Ziff Davis, Inc.†	680	87,224
ZoomInfo Technologies, Inc., Class A†	1,400	94,108

		3,375,718

Computers — 1.9%
Apple, Inc.	80,016	11,986,397
Dell Technologies, Inc., Class C†	1,021	112,300

		12,098,697

Computers-Integrated Systems — 0.0%
NCR Corp.†	2,370	93,710

Computers-Memory Devices — 0.0%
Pure Storage, Inc., Class A†	3,045	81,789

Computers-Other — 0.0%
3D Systems Corp.†	2,402	67,640

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	807	70,096
FTI Consulting, Inc.†	490	70,521
Huron Consulting Group, Inc.†	590	29,594
Worley, Ltd.	52,593	428,073

		598,284

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	4,708	609,639
Spectrum Brands Holdings, Inc.	379	35,531

		645,170

Containers-Metal/Glass — 0.2%
Ball Corp.	14,544	1,330,485
Crown Holdings, Inc.	826	85,896
Greif, Inc., Class B	370	24,146

		1,440,527

Containers-Paper/Plastic — 0.6%
Amcor PLC CDI	30,121	362,310
Matthews International Corp., Class A	1,940	66,678
Packaging Corp. of America	4,275	587,257
Sealed Air Corp.	12,282	728,568
Sonoco Products Co.	1,690	97,936
WestRock Co.	33,655	1,618,805

		3,461,554

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,676	280,074
Estee Lauder Cos., Inc., Class A	654	212,112
L’Oreal SA	2,349	1,072,465
Pola Orbis Holdings, Inc.	5,400	115,131
Procter & Gamble Co.	5,155	737,113
Unilever PLC	32,931	1,763,050

		4,179,945

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	4,488	800,704
CSG Systems International, Inc.	970	48,548
DocuSign, Inc.†	2,630	731,903
Fair Isaac Corp.†	154	61,323
Fidelity National Information Services, Inc.	10,301	1,140,733
Fiserv, Inc.†	14,944	1,471,834

		4,255,045

Decision Support Software — 0.0%
MSCI, Inc.	165	109,705

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,618	149,776

Diagnostic Equipment — 1.9%
10X Genomics, Inc., Class A†	540	87,086
Accelerate Diagnostics, Inc.†	6,680	39,412
Adaptive Biotechnologies Corp.†	1,044	34,880
Avantor, Inc.†	3,266	131,881
Danaher Corp.	20,239	6,309,913
PerkinElmer, Inc.	2,017	356,787
Repligen Corp.†	640	185,920
Thermo Fisher Scientific, Inc.	7,515	4,757,521

		11,903,400

Diagnostic Kits — 0.0%
Co-Diagnostics, Inc.†	1,900	15,599
OraSure Technologies, Inc.†	3,400	36,278
Quidel Corp.†	385	51,116

		102,993

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	14,804	671,959

Disposable Medical Products — 0.1%
Teleflex, Inc.	1,412	503,999

Distribution/Wholesale — 0.2%
Bunzl PLC	9,389	347,189
Copart, Inc.†	1,313	203,896
Global Industrial Co.	1,290	52,348
Hudson Technologies, Inc.†	15,060	53,312
Resideo Technologies, Inc.†	2,100	51,786
SiteOne Landscape Supply, Inc.†	560	131,578
WESCO International, Inc.†	633	82,011

		922,120

Diversified Banking Institutions — 2.6%
Bank of America Corp.	87,977	4,203,541
BNP Paribas SA	8,842	591,816
Citigroup, Inc.	4,237	293,031
Goldman Sachs Group, Inc.	6,816	2,817,394
JPMorgan Chase & Co.	12,607	2,141,803
Lloyds Banking Group PLC	812,076	558,129
Macquarie Group, Ltd.	4,043	601,670
Mitsubishi UFJ Financial Group, Inc.	76,000	415,091
Morgan Stanley	45,190	4,644,628

		16,267,103

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	2,514	9,206

Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	544	121,269
Fabrinet†	760	72,960
General Electric Co.	55,516	5,821,963
Illinois Tool Works, Inc.	3,479	792,760
Parker-Hannifin Corp.	575	170,539
Siemens AG	17,759	2,879,864
Textron, Inc.	3,408	251,681

		10,111,036

Diversified Minerals — 0.2%
BHP Billiton, Ltd. ADR	1,652	90,596
BHP Group PLC	25,332	670,828
BHP Group, Ltd.	8,598	236,594

		998,018

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	7,418	1,777,279
Heron Therapeutics, Inc.†	4,230	46,572
Senseonics Holdings, Inc.†	5,100	17,850

		1,841,701

E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd. ADR†	2,961	488,387
Amazon.com, Inc.†	3,349	11,294,268
ASOS PLC†	12,027	408,526
Coupang, Inc.†	7,310	217,546
Overstock.com, Inc.†	380	36,187
Sea, Ltd. ADR†	5,657	1,943,576
Stitch Fix, Inc., Class A†	710	24,566
THG PLC†	21,275	63,065
Wayfair, Inc., Class A†	411	102,380

		14,578,501

E-Commerce/Services — 0.5%
Airbnb, Inc., Class A†	1,615	275,616
Booking Holdings, Inc.†	293	709,289
Delivery Hero SE†*	797	99,089
DoorDash, Inc., Class A†	4,179	814,069
Lyft, Inc., Class A†	1,730	79,355
Opendoor Technologies, Inc.†	9,942	235,725
TrueCar, Inc.†	4,830	20,238
Uber Technologies, Inc.†	7,890	345,740
Upwork, Inc.†	1,975	93,062
Zillow Group, Inc., Class A†	270	28,544
Zillow Group, Inc., Class C†	840	87,049

		2,787,776

E-Marketing/Info — 0.1%
CyberAgent, Inc.	39,200	653,476
Magnite, Inc.†	790	21,354

		674,830

E-Services/Consulting — 0.0%
CDW Corp.	725	135,321

Electric Products-Misc. — 0.1%
Legrand SA	4,535	494,049
Littelfuse, Inc.	150	44,183
Novanta, Inc.†	520	89,731

		627,963

Electric-Distribution — 0.5%
National Grid PLC	47,499	608,055
Sempra Energy	17,415	2,222,676

		2,830,731

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	15,400	202,946
Engie SA	65,068	924,888
Ormat Technologies, Inc.	881	63,723

		1,191,557

Electric-Integrated — 1.3%
AES Corp.	12,412	311,914
Ameren Corp.	9,422	794,180
CMS Energy Corp.	11,406	688,352
Dominion Energy, Inc.	11,550	876,992
Eversource Energy	10,762	913,694
IDACORP, Inc.	792	82,621
MGE Energy, Inc.	940	71,337
NextEra Energy, Inc.	31,848	2,717,590
NorthWestern Corp.	600	34,116
OGE Energy Corp.	1,915	65,244
PG&E Corp.†	6,700	77,720
PNM Resources, Inc.	468	23,283
Public Service Enterprise Group, Inc.	1,490	95,062
Southern Co.	14,685	915,169
WEC Energy Group, Inc.	2,640	237,758
Xcel Energy, Inc.	7,065	456,328

		8,361,360

Electronic Components-Misc. — 0.3%
Atkore, Inc.†	1,177	111,262
Hubbell, Inc.	3,675	732,685
Knowles Corp.†	3,420	71,273
Murata Manufacturing Co., Ltd.	8,400	637,729
Sensata Technologies Holding PLC†	1,460	80,446

		1,633,395

Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	11,198	1,346,336
Amkor Technology, Inc.	2,886	63,261
Broadcom, Inc.	5,046	2,682,807
Hamamatsu Photonics KK	8,200	484,913
Impinj, Inc.†	910	63,445
Marvell Technology, Inc.	9,128	625,268
Microchip Technology, Inc.	10,201	755,792
Monolithic Power Systems, Inc.	551	289,529
NVIDIA Corp.	10,251	2,620,873
ON Semiconductor Corp.†	1,884	90,564
Samsung Electronics Co., Ltd.	21,163	1,264,111
Texas Instruments, Inc.	13,129	2,461,425
Xilinx, Inc.	2,021	363,780

		13,112,104

Electronic Connectors — 0.3%
Amphenol Corp., Class A	13,411	1,029,562
TE Connectivity, Ltd.	5,231	763,726

		1,793,288

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	15,440	2,431,646
Fortive Corp.	18,775	1,421,455
Keysight Technologies, Inc.†	273	49,145
Trimble, Inc.†	1,137	99,340

		4,001,586

Electronic Parts Distribution — 0.0%
Avnet, Inc.	2,010	76,601
SYNNEX Corp.	674	70,770

		147,371

Energy-Alternate Sources — 0.1%
Plug Power, Inc.†	3,000	114,810
Renewable Energy Group, Inc.†	1,250	80,000
REX American Resources Corp.†	647	56,904

SolarEdge Technologies, Inc.†	275	97,537
Sunrun, Inc.†	990	57,103

		406,354

Engineering/R&D Services — 0.1%
Exponent, Inc.	812	93,217
Jacobs Engineering Group, Inc.	4,828	677,948

		771,165

Enterprise Software/Service — 1.2%
Alteryx, Inc., Class A†	560	40,986
Asure Software, Inc.†	6,380	61,631
Atlassian Corp. PLC, Class A†	900	412,317
Avalara, Inc.†	513	92,155
Benefitfocus, Inc.†	2,910	31,894
Bill.com Holdings, Inc.†	1,542	453,826
Black Knight, Inc.†	1,230	86,235
Cardlytics, Inc.†	270	21,238
Clarivate PLC†	2,272	53,278
Coupa Software, Inc.†	1,228	279,616
Everbridge, Inc.†	390	62,131
Evolent Health, Inc., Class A†	1,780	52,101
Gusto, Inc.†(1)(2)	775	22,283
HubSpot, Inc.†	337	273,048
LivePerson, Inc.†	850	43,783
Manhattan Associates, Inc.†	620	112,555
ManTech International Corp., Class A	400	34,488
MicroStrategy, Inc., Class A†	51	36,468
Palantir Technologies, Inc.†	8,000	207,040
Paycom Software, Inc.†	179	98,065
salesforce.com, Inc.†	9,416	2,821,881
SAP SE	6,020	872,117
SS&C Technologies Holdings, Inc.	1,560	123,973
Veeva Systems, Inc., Class A†	1,543	489,146
Verb Technology Co., Inc.†	11,200	23,184
Workday, Inc., Class A†	1,717	497,896

		7,303,335

Entertainment Software — 0.1%
AppLovin Corp., Class A†	300	29,475
Electronic Arts, Inc.	1,197	167,879
Playtika Holding Corp.†	3,836	108,482
Unity Software, Inc.†	200	30,262
Zynga, Inc., Class A†	6,659	49,144

		385,242

Filtration/Separation Products — 0.0%
ESCO Technologies, Inc.	540	45,662

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	2,334	111,425

		111,425

Finance-Consumer Loans — 0.0%
SLM Corp.	5,235	96,062
Upstart Holdings, Inc.†	230	74,069

		170,131

Finance-Credit Card — 1.2%
American Express Co.	2,481	431,148
Mastercard, Inc., Class A	5,731	1,922,865
Visa, Inc., Class A	23,809	5,042,032

		7,396,045

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	48,261	3,958,850
Close Brothers Group PLC	8,562	168,733
Piper Sandler Cos.	730	120,224
Tradeweb Markets, Inc., Class A	1,602	142,738
XP, Inc., Class A†	3,745	122,873

		4,513,418

Finance-Leasing Companies — 0.1%
Air Lease Corp.	1,830	73,292
Mitsubishi HC Capital, Inc.	44,100	220,548

		293,840

Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	1,300	21,424

Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	1,091	143,946
CME Group, Inc.	3,794	836,767
Coinbase Global, Inc., Class A†	115	36,733
Intercontinental Exchange, Inc.	2,408	333,412
SEI Investments Co.	1,690	106,538

		1,457,396

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	500	89,980

Fisheries — 0.0%
Mowi ASA ADR	570	16,573

Food-Baking — 0.0%
Hostess Brands, Inc.†	2,972	56,201

Food-Catering — 0.1%
Aramark	2,190	79,891
Compass Group PLC†	32,746	694,626

		774,517

Food-Confectionery — 0.3%
Barry Callebaut AG	167	386,311
Mondelez International, Inc., Class A	28,337	1,721,189

		2,107,500

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	173,100	554,536

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,682	134,510

Food-Misc./Diversified — 0.7%
Beyond Meat, Inc.†	400	39,592
Conagra Brands, Inc.	2,000	64,400
Ingredion, Inc.	776	73,899
McCormick & Co., Inc.	3,514	281,928
Nestle SA	27,583	3,639,775

		4,099,594

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	17,600	738,436

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,600	55,472

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	536	86,537

Dr. Martens PLC†	51,548	260,174
Skechers U.S.A., Inc., Class A†	2,650	122,457

		469,168

Forestry — 0.0%
West Fraser Timber Co., Ltd.	319	25,533

Funeral Services & Related Items — 0.0%
Service Corp. International	1,305	89,379

Gas-Distribution — 0.1%
Atmos Energy Corp.	4,673	430,477
Beijing Enterprises Holdings, Ltd.	53,500	205,597
ONE Gas, Inc.	1,447	97,383

		733,457

Golf — 0.0%
Acushnet Holdings Corp.	1,160	59,090
Callaway Golf Co.†	1,500	40,575

		99,665

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,020	68,258

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	1,800	10,836
Tandem Diabetes Care, Inc.†	590	80,435

		91,271

Home Furnishings — 0.0%
Purple Innovation, Inc.†	1,700	32,810

Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.†	13,401	1,929,074
Marcus Corp.†	1,820	33,797
Marriott International, Inc., Class A†	8,570	1,371,371
Playa Hotels & Resorts NV†	5,350	45,529
Travel & Leisure Co.	1,970	107,050
Wyndham Hotels & Resorts, Inc.	1,240	104,743

		3,591,564

Human Resources — 0.2%
Korn Ferry	1,310	101,145
ManpowerGroup, Inc.	587	56,734
Paylocity Holding Corp.†	260	79,336
Recruit Holdings Co., Ltd.	13,600	903,524

		1,140,739

Import/Export — 0.2%
Mitsubishi Corp.	14,800	469,029
Sumitomo Corp.	31,800	451,157

		920,186

Independent Power Producers — 0.0%
Vistra Corp.	2,700	52,893

Industrial Automated/Robotic — 0.2%
Cognex Corp.	1,256	110,013
Colfax Corp.†	915	47,232
Omron Corp.	4,200	400,562
Rockwell Automation, Inc.	995	317,803
SMC Corp.	400	238,438
THK Co., Ltd.	8,500	182,194

		1,296,242

Industrial Gases — 0.8%
Air Liquide SA	3,835	639,453
Air Products & Chemicals, Inc.	3,434	1,029,548
Linde PLC	9,507	3,034,634

		4,703,635

Instruments-Controls — 0.3%
Honeywell International, Inc.	9,444	2,064,647

Insurance Brokers — 0.6%
Aon PLC, Class A	2,792	893,217
eHealth, Inc.†	660	29,271
Marsh & McLennan Cos., Inc.	13,802	2,302,174
Selectquote, Inc.†	729	9,688
Willis Towers Watson PLC	1,430	346,460

		3,580,810

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	25,800	291,309
Aviva PLC	76,232	411,780
AXA SA	46,167	1,342,765
Brighthouse Financial, Inc.†	2,080	104,478
Challenger, Ltd.	41,350	215,872
Equitable Holdings, Inc.	31,397	1,051,800
Sun Life Financial, Inc.	18,613	1,060,743
Voya Financial, Inc.	2,406	167,867

		4,646,614

Insurance-Multi-line — 1.9%
American Financial Group, Inc.	713	96,996
Chubb, Ltd.	33,170	6,480,755
Direct Line Insurance Group PLC	78,838	315,481
Hartford Financial Services Group, Inc.	20,225	1,475,009
Kemper Corp.	820	52,054
MetLife, Inc.	14,844	932,203
Ping An Insurance Group Co. of China, Ltd.	32,000	229,908
Sampo Oyj, Class A	17,871	950,308
Storebrand ASA	64,947	696,067
Zurich Insurance Group AG	1,610	713,739

		11,942,520

Insurance-Property/Casualty — 0.6%
Alleghany Corp.†	68	44,294
Arch Capital Group, Ltd.†	2,275	95,141
Assurant, Inc.	1,016	163,891
Berkshire Hathaway, Inc., Class B†	3,579	1,027,209
Fidelity National Financial, Inc.	1,910	91,508
Markel Corp.†	65	85,354
Mercury General Corp.	990	53,945
PICC Property & Casualty Co., Ltd.	426,000	398,597
Progressive Corp.	3,206	304,185
Selective Insurance Group, Inc.	820	64,263
Tokio Marine Holdings, Inc.	14,000	736,758
Travelers Cos., Inc.	5,197	836,093
White Mountains Insurance Group, Ltd.	58	61,189

		3,962,427

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	789	43,474
Axis Capital Holdings, Ltd.	1,350	70,294
Muenchener Rueckversicherungs-Gesellschaft AG	4,669	1,382,804

Reinsurance Group of America, Inc.	395	46,642
RenaissanceRe Holdings, Ltd.	1,902	269,704

		1,812,918

Internet Application Software — 0.1%
Okta, Inc.†	620	153,252
Shopify, Inc., Class A†	378	554,424
Zendesk, Inc.†	918	93,452

		801,128

Internet Content-Entertainment — 2.0%
Meta Platforms, Inc.†	22,594	7,310,741
Netflix, Inc.†	3,638	2,511,348
Pinterest, Inc., Class A†	11,818	527,555
Roku, Inc.†	948	289,045
Snap, Inc., Class A†	26,136	1,374,231
Spotify Technology SA†	1,014	293,452

		12,306,372

Internet Content-Information/News — 0.2%
IAC/InterActiveCorp†	485	73,899
Tencent Holdings, Ltd.	16,000	989,140
Vimeo, Inc.†	1,303	43,950

		1,106,989

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	1,690	78,737

Internet Security — 0.1%
NortonLifeLock, Inc.	9,193	233,962
Palo Alto Networks, Inc.†	515	262,181

		496,143

Investment Companies — 0.1%
Industrivarden AB, Class A	81	2,671
Melrose Industries PLC	280,072	604,836

		607,507

Investment Management/Advisor Services — 0.2%
Apollo Global Management, Inc.	2,148	165,288
Invesco, Ltd.	1,034	26,274
Julius Baer Group, Ltd.	8,506	614,818
LPL Financial Holdings, Inc.	683	112,026
StepStone Group, Inc., Class A	692	32,510
Virtus Investment Partners, Inc.	425	136,000

		1,086,916

Lasers-System/Components — 0.0%
Coherent, Inc.†	311	79,118
II-VI, Inc.†	1,266	76,606

		155,724

Lighting Products & Systems — 0.0%
Universal Display Corp.	286	52,395

Linen Supply & Related Items — 0.0%
UniFirst Corp.	106	20,984

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	249	50,798
Oshkosh Corp.	967	103,469

		154,267

Machinery-Electrical — 0.2%
Argan, Inc.	1,490	61,478
Bloom Energy Corp., Class A†	800	25,008
Mitsubishi Electric Corp.	63,900	854,990

		941,476

Machinery-Farming — 0.1%
Alamo Group, Inc.	470	71,064
Deere & Co.	873	298,837
Toro Co.	1,000	95,470

		465,371

Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	1,510	78,746
Middleby Corp.†	565	103,078
Nordson Corp.	470	119,479
Otis Worldwide Corp.	5,444	437,208
Tennant Co.	500	39,730

		778,241

Machinery-Material Handling — 0.1%
KION Group AG	7,486	816,920

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	2,000	87,000
Flowserve Corp.	1,903	63,979
Graco, Inc.	1,440	108,259
Ingersoll Rand, Inc.†	2,897	155,743
Mueller Water Products, Inc., Class A	6,800	111,588

		526,569

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	2,715	63,504

Medical Information Systems — 0.0%
1Life Healthcare, Inc.†	1,370	29,674
CareCloud, Inc.†	4,900	37,877

		67,551

Medical Instruments — 0.8%
Alcon, Inc.	3,441	284,344
Bruker Corp.	790	63,437
Elekta AB, Series B	31,595	366,867
Intuitive Surgical, Inc.†	5,707	2,060,969
Medtronic PLC	19,287	2,311,740
NuVasive, Inc.†	850	45,356

		5,132,713

Medical Labs & Testing Services — 0.1%
Evotec SE†	7,779	376,337
MEDNAX, Inc.†	2,810	76,516
PPD, Inc.†	820	38,680

		491,533

Medical Products — 0.9%
Abbott Laboratories	4,107	529,351
Align Technology, Inc.†	197	123,001
Cooper Cos., Inc.	104	43,360
Envista Holdings Corp.†	1,063	41,563
Glaukos Corp.†	723	33,048
Hologic, Inc.†	1,768	129,612
Inogen, Inc.†	668	26,486
Koninklijke Philips NV	20,867	982,379
Masimo Corp.†	236	66,915
Nevro Corp.†	490	55,733

Novocure, Ltd.†	600	61,542
Omnicell, Inc.†	690	122,924
Penumbra, Inc.†	385	106,472
Pulse Biosciences, Inc.†	1,000	21,090
Shockwave Medical, Inc.†	280	59,836
Siemens Healthineers AG*	11,623	772,043
Soliton, Inc.†	1,000	20,590
STERIS PLC	256	59,837
Stryker Corp.	7,996	2,127,496
Tactile Systems Technology, Inc.†	1,390	47,941

		5,431,219

Medical-Biomedical/Gene — 0.5%
Acceleron Pharma, Inc.†	393	68,453
Aldeyra Therapeutics, Inc.†	2,310	21,021
Alnylam Pharmaceuticals, Inc.†	730	116,479
Amgen, Inc.	1,482	306,730
Anavex Life Sciences Corp.†	2,300	43,102
Apellis Pharmaceuticals, Inc.†	875	26,898
Applied Therapeutics, Inc.†	1,200	17,604
Arrowhead Pharmaceuticals, Inc.†	840	53,609
Beam Therapeutics, Inc.†	290	25,743
Biogen, Inc.†	263	70,137
BioMarin Pharmaceutical, Inc.†	1,010	80,022
Blueprint Medicines Corp.†	770	86,617
ChemoCentryx, Inc.†	2,420	84,240
Cue Biopharma, Inc.†	2,800	34,188
Denali Therapeutics, Inc.†	789	38,148
Exact Sciences Corp.†	977	93,030
Exelixis, Inc.†	2,920	62,809
Fate Therapeutics, Inc.†	520	27,976
Forte Biosciences, Inc.†	4,490	12,168
Genprex, Inc.†	6,400	14,912
Global Blood Therapeutics, Inc.†	1,240	45,285
Guardant Health, Inc.†	650	75,913
Horizon Therapeutics PLC†	1,320	158,281
IGM Biosciences, Inc.†	175	8,211
Incyte Corp.†	193	12,927
Insmed, Inc.†	1,700	51,255
Ionis Pharmaceuticals, Inc.†	1,647	52,490
Iovance Biotherapeutics, Inc.†	1,470	35,736
Kezar Life Sciences, Inc.†	3,000	24,000
Lexicon Pharmaceuticals, Inc.†	5,940	31,423
Mirati Therapeutics, Inc.†	410	77,498
Moderna, Inc.†	495	170,879
NGM Biopharmaceuticals, Inc.†	2,000	36,940
Novavax, Inc.†	390	58,044
Ovid therapeutics, Inc.†	10,461	35,567
Oyster Point Pharma, Inc.†	2,700	31,806
PharmaCyte Biotech, Inc.†	6,500	18,330
Radius Health, Inc.†	2,000	43,200
Regeneron Pharmaceuticals, Inc.†	146	93,431
Rexahn Pharmaceuticals, Inc. CVR(1)	839	0
Savara, Inc.†	17,260	20,022
Scholar Rock Holding Corp.†	800	21,040
Seagen, Inc.†	1,270	223,939
Selecta Biosciences, Inc.†	7,710	27,679
Sorrento Therapeutics, Inc.†	2,400	16,464
Statera Biopharma, Inc.†	6,500	24,765
TG Therapeutics, Inc.†	1,100	34,342
Ultragenyx Pharmaceutical, Inc.†	594	49,848
United Therapeutics Corp.†	416	79,356
Vertex Pharmaceuticals, Inc.†	241	44,568
Veru, Inc.†	1,300	10,621
WaVe Life Sciences, Ltd.†	4,780	21,940
Xencor, Inc.†	1,530	60,527
ZIOPHARM Oncology, Inc.†	23,300	34,950

		3,015,163

Medical-Drugs — 3.6%
AbbVie, Inc.	21,132	2,423,207
Aclaris Therapeutics, Inc.†	1,320	22,902
Alkermes PLC†	2,920	88,447
Astellas Pharma, Inc.	72,700	1,222,776
AstraZeneca PLC ADR	58,094	3,623,904
Bausch Health Cos., Inc.†	1,664	46,725
Bayer AG	13,542	761,907
Bioxcel Therapeutics, Inc.†	720	20,981
Bristol-Myers Squibb Co.	1,423	83,103
Citius Pharmaceuticals, Inc.†	10,400	19,448
Corbus Pharmaceuticals Holdings, Inc.†	28,410	28,410
Eagle Pharmaceuticals, Inc.†	1,130	59,178
Eli Lilly & Co.	13,364	3,404,613
GlaxoSmithKline PLC ADR	15,621	661,237
Intellia Therapeutics, Inc.†	430	57,181
Ipsen SA	3,152	325,748
Johnson & Johnson	10,418	1,696,884
Jounce Therapeutics, Inc.†	2,160	18,965
Merck & Co., Inc.	3,505	308,615
Novartis AG	16,021	1,323,535
Otsuka Holdings Co., Ltd.	12,500	492,871
Pacira BioSciences, Inc.†	980	51,234
Pfizer, Inc.	3,777	165,206
Prestige Consumer Healthcare, Inc.†	1,610	96,584
Reata Pharmaceuticals, Inc., Class A†	290	27,843
Roche Holding AG	4,736	1,831,346
Roche Holding AG ADR	1,797	86,849
Sanofi	14,570	1,455,733
Sanofi ADR	4,889	246,552
Spectrum Pharmaceuticals, Inc.†	18,930	34,642
TherapeuticsMD, Inc.†	17,600	12,813
Zoetis, Inc.	8,729	1,887,210

		22,586,649

Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	367	31,775

Medical-HMO — 1.5%
Anthem, Inc.	3,906	1,699,618
Centene Corp.†	16,246	1,157,365
Clover Health Investments Corp.†	800	6,000
Humana, Inc.	1,097	508,087
Molina Healthcare, Inc.†	549	162,350
Triple-S Management Corp., Class B†	1,600	56,464
UnitedHealth Group, Inc.	12,430	5,723,642

		9,313,526

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	8,170	2,046,258
Select Medical Holdings Corp.	1,234	40,994
Tenet Healthcare Corp.†	850	60,911

		2,148,163

Medical-Nursing Homes — 0.0%
Pennant Group, Inc.†	838	21,428

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	324	54,866
Chemed Corp.	165	79,571
LHC Group, Inc.†	384	51,683
Teladoc Health, Inc.†	808	120,869

		306,989

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	208	43,239
Owens & Minor, Inc.	800	28,704

		71,943

Metal Processors & Fabrication — 0.0%
Proto Labs, Inc.†	520	31,101
Timken Co.	1,300	92,235

		123,336

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	1,048	56,927

Metal-Aluminum — 0.1%
South32, Ltd.	141,386	379,697

Metal-Copper — 0.1%
Antofagasta PLC	28,895	563,704
Freeport-McMoRan, Inc.	4,603	173,625
Southern Copper Corp.	609	36,534

		773,863

Metal-Diversified — 0.0%
Rio Tinto, Ltd.	2,952	200,502

Miscellaneous Manufacturing — 0.1%
John Bean Technologies Corp.	450	66,487
Knorr-Bremse AG	2,881	303,536

		370,023

Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	1,200	15,540

Multimedia — 0.6%
E.W. Scripps Co., Class A	2,170	40,362
FactSet Research Systems, Inc.	309	137,162
Walt Disney Co.†	20,049	3,389,684

		3,567,208

Music — 0.0%
Warner Music Group Corp., Class A	209	10,343

Networking Products — 0.2%
Cisco Systems, Inc.	10,683	597,928
Infinera Corp.†	5,550	42,124
Telefonaktiebolaget LM Ericsson, Class B	79,064	865,395

		1,505,447

Non-Ferrous Metals — 0.1%
IGO, Ltd.	123,017	892,081

Non-Hazardous Waste Disposal — 0.4%
Covanta Holding Corp.	4,150	83,747
Republic Services, Inc.	7,770	1,045,842
Waste Connections, Inc.	9,934	1,351,123

		2,480,712

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	6,200	43,028

Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	5,530	65,807

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,545	989,537

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	7,868	67,350

Oil Companies-Exploration & Production — 0.4%
Callon Petroleum Co.†	868	44,902
Camber Energy, Inc.†	612	795
CNX Resources Corp.†	4,000	58,440
ConocoPhillips	7,602	566,273
Contango Oil & Gas Co.†	6,800	28,084
Devon Energy Corp.	1,714	68,697
EOG Resources, Inc.	15,832	1,463,827
Evolution Petroleum Corp.	16,800	99,792
Hess Corp.	1,252	103,378
Kosmos Energy, Ltd.†	13,400	48,240
Range Resources Corp.†	2,400	55,968

		2,538,396

Oil Companies-Integrated — 0.6%
Chevron Corp.	2,606	298,361
Equinor ASA	37,946	960,115
Exxon Mobil Corp.	4,564	294,241
Royal Dutch Shell PLC, Class B ADR	9,297	426,175
TotalEnergies SE	29,705	1,489,281
TotalEnergies SE ADR	4,872	244,136

		3,712,309

Oil Refining & Marketing — 0.1%
DCC PLC	5,289	441,968
Marathon Petroleum Corp.	1,965	129,553

		571,521

Oil-Field Services — 0.1%
Halliburton Co.	10,696	267,293
NexTier Oilfield Solutions, Inc.†	12,960	57,802
TechnipFMC PLC†	7,724	56,926

		382,021

Oil-U.S. Royalty Trusts — 0.0%
Texas Pacific Land Corp.	73	92,978

Optical Supplies — 0.1%
EssilorLuxottica SA	3,245	671,093

Paper & Related Products — 0.3%
Domtar Corp.†	882	48,148
International Paper Co.	23,862	1,185,225
Resolute Forest Products, Inc.	2,300	27,048
Stora Enso Oyj, Class R	32,035	532,527
Sylvamo Corp.†	66	1,859

		1,794,807

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	1,637	138,359

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	370	114,707

Pharmacy Services — 0.2%
Cigna Corp.	4,801	1,025,542
CVS Health Corp.	2,107	188,113

		1,213,655

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	2,000	148,875

Pipelines — 0.1%
Antero Midstream Corp.	4,400	46,816
Cheniere Energy, Inc.	1,225	126,665
Equitrans Midstream Corp.	3,200	32,992
NextDecade Corp.†	5,480	20,111
Targa Resources Corp.	1,910	104,420

		331,004

Power Converter/Supply Equipment — 0.1%
ABB, Ltd.	25,511	843,958

Private Corrections — 0.0%
CoreCivic, Inc.†	7,200	61,992

Private Equity — 0.2%
Blackstone, Inc., Class A	3,555	492,083
Bridgepoint Group, Ltd.†*	47,417	321,867
KKR & Co., Inc., Class A	5,282	420,817

		1,234,767

Professional Sports — 0.0%
Madison Square Garden Entertainment Corp.†	284	20,013

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	4,840	68,680

Publishing-Newspapers — 0.0%
TEGNA, Inc.	3,100	60,946

Quarrying — 0.0%
Compass Minerals International, Inc.	820	53,792

Racetracks — 0.0%
Churchill Downs, Inc.	350	80,500

Radio — 0.0%
Liberty Media Corp.—Liberty SiriusXM, Series C†	910	44,881

Real Estate Investment Trusts — 2.1%
Acadia Realty Trust	1,500	32,070
Alexandria Real Estate Equities, Inc.	2,209	450,945
American Campus Communities, Inc.	882	47,381
American Homes 4 Rent, Class A	662	26,877
American Tower Corp.	5,319	1,499,798
Annaly Capital Management, Inc.	10,950	92,637
Apartment Income REIT Corp.	945	50,661
Apple Hospitality REIT, Inc.	5,880	92,375
AvalonBay Communities, Inc.	678	160,469
Camden Property Trust	5,992	977,295
CoreSite Realty Corp.	437	62,255
Crown Castle International Corp.	3,467	625,100
CubeSmart	2,050	112,771
Diversified Healthcare Trust	8,280	30,139
Douglas Emmett, Inc.	1,361	44,477
EPR Properties	1,412	70,897
Equinix, Inc.	284	237,728
Equity LifeStyle Properties, Inc.	7,327	619,205
Equity Residential	15,263	1,318,723
Essex Property Trust, Inc.	261	88,722
GEO Group, Inc.	4,000	32,720
Great Portland Estates PLC	44,313	443,918
Healthcare Trust of America, Inc., Class A	1,840	61,438
Invitation Homes, Inc.	3,930	162,113
JBG SMITH Properties	1,880	54,257
Kilroy Realty Corp.	735	49,524
Lamar Advertising Co., Class A	640	72,448
LTC Properties, Inc.	1,220	38,869
Medical Properties Trust, Inc.	3,330	71,029
National Retail Properties, Inc.	1,150	52,164
Omega Healthcare Investors, Inc.	1,530	44,921
Orchid Island Capital, Inc.	12,760	63,290
Outfront Media, Inc.	3,470	86,368
Paramount Group, Inc.	8,620	73,098
Park Hotels & Resorts, Inc.†	3,410	63,187
Physicians Realty Trust	5,180	98,472
Piedmont Office Realty Trust, Inc., Class A	3,380	60,029
Prologis, Inc.	19,820	2,873,107
Public Storage	103	34,215
Rexford Industrial Realty, Inc.	1,250	84,000
RLJ Lodging Trust	4,603	66,375
Sabra Health Care REIT, Inc.	3,690	52,214
Safehold, Inc.	580	43,326
SBA Communications Corp.	77	26,590
Scentre Group	156,136	354,709
Service Properties Trust	5,510	59,343
Simon Property Group, Inc.	398	58,339
Starwood Property Trust, Inc.	3,080	78,448
Summit Hotel Properties, Inc.†	9,950	99,500
Sun Communities, Inc.	962	188,533
VICI Properties, Inc.	3,700	108,595
Welltower, Inc.	9,603	772,081
Weyerhaeuser Co.	5,802	207,247
WP Carey, Inc.	1,095	84,435

		13,359,427

Real Estate Management/Services — 0.0%
eXp World Holdings, Inc.	400	20,640
Redfin Corp.†	1,290	66,229

		86,869

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	773	67,352
Mitsui Fudosan Co., Ltd.	33,200	756,922
Transcontinental Realty Investors, Inc.†	700	26,607

		850,881

Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	400	31,820

Rental Auto/Equipment — 0.4%
Ashtead Group PLC	10,814	906,322
Avis Budget Group, Inc.†	380	65,858
Element Fleet Management Corp.	57,181	621,432
PROG Holdings, Inc.	860	34,787
United Rentals, Inc.†	1,862	705,903

		2,334,302

Resorts/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	240	37,733
Vail Resorts, Inc.	248	85,488

		123,221

Retail-Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	1,133	313,037
Caleres, Inc.	2,470	56,958
Lululemon Athletica, Inc.†	2,417	1,126,346
Moncler SpA	9,438	677,750
Next PLC	5,187	565,480
Ross Stores, Inc.	16,204	1,834,293
Zalando SE†*	6,752	636,757

		5,210,621

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	81	144,572
O’Reilly Automotive, Inc.†	359	223,413

		367,985

Retail-Automobile — 0.2%
CarMax, Inc.†	354	48,470
Carvana Co.†	3,591	1,088,719
Group 1 Automotive, Inc.	300	53,940
Penske Automotive Group, Inc.	916	97,142

		1,288,271

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,100	15,444

Retail-Building Products — 0.7%
Home Depot, Inc.	8,464	3,146,408
Kingfisher PLC	190,116	871,614
Lowe’s Cos., Inc.	1,326	310,045

		4,328,067

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	737	61,959
Qurate Retail, Inc., Series A	4,070	42,491

		104,450

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	311	59,569

Retail-Discount — 0.7%
BJ’s Wholesale Club Holdings, Inc.†	1,160	67,790
Citi Trends, Inc.†	640	49,510
Costco Wholesale Corp.	2,334	1,147,254
Dollar General Corp.	8,826	1,955,136
Dollar Tree, Inc.†	909	97,954
Ollie’s Bargain Outlet Holdings, Inc.†	619	41,882
Walmart, Inc.	5,913	883,521

		4,243,047

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	7,900	294,929

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,240	168,541

Retail-Gardening Products — 0.1%
GrowGeneration Corp.†	450	9,486
Tractor Supply Co.	1,627	353,336

		362,822

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	400	8,992
La-Z-Boy, Inc.	1,870	62,159
RH†	112	73,878

		145,029

Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	450	40,131

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.†	1,000	28,730
TJX Cos., Inc.	11,330	742,002

		770,732

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	670	132,191
GameStop Corp., Class A†	322	59,090
Party City Holdco, Inc.†	2,100	15,267

		206,548

Retail-Office Supplies — 0.0%
ODP Corp.†	1,310	56,723

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	278	102,126

Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	521	81,229
PetMed Express, Inc.	1,380	39,234

		120,463

Retail-Petroleum Products — 0.0%
TravelCenters of America, Inc.†	400	21,564

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	1,010	49,015
Macy’s, Inc.	4,600	121,762

		170,777

Retail-Restaurants — 0.8%
Brinker International, Inc.†	320	13,427
Chipotle Mexican Grill, Inc.†	457	813,017
Jack in the Box, Inc.	736	72,827
McDonald’s Corp.	4,902	1,203,686
Papa John’s International, Inc.	1,040	129,044
Starbucks Corp.	7,885	836,362
Wingstop, Inc.	177	30,527
Yum! Brands, Inc.	13,150	1,642,961

		4,741,851

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	900	21,762

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	2,170	41,490
Sumitomo Rubber Industries, Ltd.	13,200	162,257

		203,747

Satellite Telecom — 0.0%
Globalstar, Inc.†	26,400	43,560
Gogo, Inc.†	2,150	34,959

		78,519

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	3,670	44,517
Investors Bancorp, Inc.	5,350	81,855
New York Community Bancorp, Inc.	4,200	52,206
Pacific Premier Bancorp, Inc.	2,787	117,026
TFS Financial Corp.	2,960	57,602
WSFS Financial Corp.	1,484	76,886

		430,092

Schools — 0.0%
2U, Inc.†	840	24,814
Bright Horizons Family Solutions, Inc.†	470	78,020
Grand Canyon Education, Inc.†	609	48,537
Strategic Education, Inc.	221	15,074

		166,445

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	6,767	1,174,007
Cirrus Logic, Inc.†	1,226	99,073
MaxLinear, Inc.†	2,410	151,830
NXP Semiconductors NV	5,317	1,067,973
Power Integrations, Inc.	1,134	117,040
QUALCOMM, Inc.	11,667	1,552,178
Renesas Electronics Corp.†	25,400	312,444
Taiwan Semiconductor Manufacturing Co., Ltd.	100,000	2,121,653
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,050	233,085

		6,829,283

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	14,747	2,015,178
ASML Holding NV (NASDAQ)	1,288	1,046,989
ASML Holding NV(XAMS)	2,178	1,763,696
Brooks Automation, Inc.	1,350	157,208
Entegris, Inc.	750	105,585
KLA Corp.	1,700	633,692
MKS Instruments, Inc.	474	71,124
Tokyo Electron, Ltd.	1,400	649,177

		6,442,649

Software Tools — 0.0%
VMware, Inc., Class A	500	75,850

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	2,990	41,710

Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	4,065	98,007
Commercial Metals Co.	2,363	76,041
Reliance Steel & Aluminum Co.	417	60,949
United States Steel Corp.	2,810	74,156

		309,153

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,620	87,950

Telecommunication Equipment — 0.0%
Viavi Solutions, Inc.†	5,740	88,396

Telephone-Integrated — 0.5%
AT&T, Inc.	12,228	308,879
KT Corp.	10,322	269,412
Nippon Telegraph & Telephone Corp.	59,500	1,664,277
SoftBank Group Corp.	6,100	329,900
Telecom Italia SpA (RSP)	425,784	161,690
Telephone & Data Systems, Inc.	2,000	37,480
Verizon Communications, Inc.	4,927	261,082

		3,032,720

Television — 0.0%
Nexstar Media Group, Inc., Class A	620	92,957
Sinclair Broadcast Group, Inc., Class A	800	20,904

		113,861

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	1,945	68,795
Cinemark Holdings, Inc.†	1,100	20,680

		89,475

Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	650	68,517
Ocugen, Inc.†	2,500	29,600
Sarepta Therapeutics, Inc.†	680	53,808

		151,925

Tobacco — 0.2%
Altria Group, Inc.	4,560	201,142
Philip Morris International, Inc.	8,836	835,355
Vector Group, Ltd.	2,928	38,825

		1,075,322

Tools-Hand Held — 0.0%
MSA Safety, Inc.	305	46,674

Toys — 0.0%
Mattel, Inc.†	2,400	52,344

Transport-Rail — 0.9%
Canadian Pacific Railway, Ltd.	1,457	112,772
Central Japan Railway Co.	2,900	430,007
CSX Corp.	35,867	1,297,309
Norfolk Southern Corp.	6,065	1,777,348
Union Pacific Corp.	8,507	2,053,590

		5,671,026

Transport-Services — 0.5%
CryoPort, Inc.†	1,260	102,741
FedEx Corp.	1,278	301,007
Hub Group, Inc., Class A†	1,060	83,284
United Parcel Service, Inc., Class B	12,394	2,645,747

		3,132,779

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	2,720	536,357

Knight-Swift Transportation Holdings, Inc.	832	47,166
Landstar System, Inc.	390	68,566
Saia, Inc.†	475	148,504
XPO Logistics, Inc.†	670	57,486

		858,079

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	29,104	956,940

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	505	49,015

Water — 0.1%
American Water Works Co., Inc.	2,200	383,196
Essential Utilities, Inc.	1,693	79,690

		462,886

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,170	80,929
VeriSign, Inc.†	879	195,727

		276,656

Web Portals/ISP — 3.3%
Alphabet, Inc., Class A†	1,002	2,966,842
Alphabet, Inc., Class C†	5,654	16,766,428
NAVER Corp.	1,636	569,811
Z Holdings Corp.	67,100	415,640

		20,718,721

Wire & Cable Products — 0.1%
Prysmian SpA	17,176	649,273

Wireless Equipment — 0.1%
Maxar Technologies, Inc.	930	24,691
Motorola Solutions, Inc.	1,640	407,688
Ubiquiti, Inc.	158	48,274

		480,653

Total Common Stocks (cost $378,723,814)		489,307,213

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Rivian Automotive, Inc. Series F†(1)(2)	3,494	248,179

		248,179

Decision Support Software — 0.0%
Databricks, Inc. Series G†(1)(2)	100	22,045
Databricks, Inc. Series H†(1)(2)	286	63,050

		85,095

Electric-Integrated — 0.0%
AES Corp.	1,012	102,222
Southern Co. 6.75%	2,200	112,618

		214,840

Enterprise Software/Service — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	31,246

		31,246

Total Convertible Preferred Securities (cost $458,180)		579,360

ASSET BACKED SECURITIES — 0.9%
Diversified Financial Services — 0.9%
AmeriCredit Automobile Receivables Trust Series 2021-2, Class D 1.29% due 06/18/2027	140,000	138,474
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	30,009	30,182
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	110,459	110,193
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	115,352	114,385
Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	35,737	35,662
Angel Oak Mtg. Trust VRS Series 2020-6, Class M1 2.81% due 05/25/2065*(3)(4)	70,000	70,194
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/05/2049*	74,250	75,056
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	103,128
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	83,333	83,919
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	110,508
BFLD Trust FRS Series 2019-DPLO, Class C 1.63% (1 ML+1.54%) due 10/15/2034*(5)	55,000	54,724
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	100,000	102,798
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(4)(5)	75,000	80,016
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(3)(4)	30,410	30,886
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	71,036	71,480

CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	82,253
Cold Storage Trust FRS Series 2020-ICE5, Class B 1.39% (1 ML+1.30%) due 11/15/2037*(5)	98,299	98,240
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	34,806	34,863
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(3)(4)	88,226	87,837
Driven Brands Funding LLC Series 2021-1A, Class A2 2.79% due 10/20/2051*	120,000	119,328
Driven Brands Funding LLC Series 2020-2A, Class A2 3.24% due 01/20/2051*	94,288	96,218
Dryden 77 CLO, Ltd. FRS Series 2020-77A, Class AR 1.25% (3 ML+1.12%) due 05/20/2034*(6)	250,000	249,937
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(3)(4)	87,385	86,797
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	60,000	59,721
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	100,000	103,587
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	100,000	99,392
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class B 1.32% due 09/15/2027	55,000	54,343
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	102,228
Great Wolf Trust FRS Series 2019-WOLF, Class C 1.72% (1 ML+1.63%) due 12/15/2036*(5)	30,000	29,813
GS Mtg. Securities Trust VRS Series 2016-PJ5, Class A8 2.50% due 10/25/2051*(3)(4)	184,143	187,552
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 2.97% due 10/25/2050*(3)(4)	45,419	46,204
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(4)	14,012	14,073
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.91% (1 ML+0.83%) due 08/25/2050*(3)	9,544	9,611
JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(3)(4)	7,815	7,930
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	21,605	22,083
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(3)(4)	19,804	20,204
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	36,266	37,068
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.19% (1 ML+1.10%) due 04/15/2038*(5)	205,000	205,000
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% due 12/15/2051(5)	55,000	63,018
Morgan Stanley Residential Mtg. Loan Trust VRS Series 2021-2, Class A9 2.50% due 05/25/2051*(3)(4)	93,750	93,712
MVW LLC Series 2021-1WA, Class B 1.44% due 01/22/2041*	89,600	88,803
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	160,684	162,453
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	69,403	68,927
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	36,238	36,877
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	64,352	65,656
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32% due 04/20/2062*	241,388	239,389
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.68% (1 ML+1.59%) due 04/15/2032*(5)	100,000	98,620
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.19% (1 ML+1.10%) due 10/25/2059*(3)	33,634	34,110
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 1.27% (3 ML+1.15%) due 07/15/2034*(6)	255,000	254,936

Palmer Square CLO, Ltd. FRS Series 2020-3A, Class A1A 1.49% (3 ML+1.37%) due 11/15/2031*(6)	250,000	250,707
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	92,150	92,132
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(3)(4)	8,775	8,875
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.87% due 07/30/2051*	115,000	113,378
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A 3.50% due 06/20/2035*	26,238	26,986
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	154,488	150,861
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23% due 09/15/2037*	99,867	101,728
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	35,531	36,178
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	48,819	49,852
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	57,672	57,475
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A2 1.17% due 05/25/2065*(3)(4)	70,110	69,944
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	82,633	82,992
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(3)(4)	43,434	44,052
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	32,267	32,392
Wells Fargo Mtg. Backed Securities Trust VRS Series 2021-RR1, Class A1 2.50% due 12/25/2050*(3)(4)	98,984	99,805
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	40,477

Total Asset Backed Securities (cost $5,528,444)		5,530,222

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Rivian Automotive, Inc. 0.00% due 07/23/2026†(1)(2) (cost $198,282)	198,282	198,282

U.S. CORPORATE BONDS & NOTES — 5.2%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	53,386

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.25% due 06/01/2031	250,000	253,684
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	33,045
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	58,031
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	60,228

		404,988

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,509

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	133,214	136,683
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	20,732
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	94,238	103,684

		261,099

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	26,823
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	250,000	307,563
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	160,000	155,600
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	30,000	29,122
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	120,000	126,080

Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	27,420

672,608

Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. Senior Notes 0.75% due 08/09/2024	200,000	198,717
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	80,885
General Motors Co. Senior Notes 4.00% due 04/01/2025	150,000	161,782
General Motors Financial Co., Inc. Senior Notes 2.40% due 04/10/2028	300,000	299,212
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	105,042
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	80,000	78,022
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	50,000	50,070
Hyundai Capital America Senior Notes 2.00% due 06/15/2028*	260,000	253,413
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	45,000	45,863
Hyundai Capital America Senior Notes 2.85% due 11/01/2022*	28,000	28,612
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	200,000	211,959

		1,513,577

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 1.10% due 05/11/2026	175,000	173,096
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	106,339

		279,435

Banks-Commercial — 0.0%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	62,803
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	95,000	94,213

		157,016

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.65% due 07/14/2028	350,000	346,128

Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	45,000	45,644
KeyCorp Senior Notes 2.25% due 04/06/2027	95,000	97,239
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	175,000	177,895
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	510,000	522,661
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	9,000	9,101
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	91,692

		944,232

Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 06/01/2030	150,000	164,544
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	70,060

		234,604

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024	115,000	122,441

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 2.40% due 07/15/2031	340,000	339,946
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	59,471

		399,417

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	170,000	166,746
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	125,000	136,001

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	26,809
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	70,000	68,331
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	31,077
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	365,000	413,846
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	295,000	280,772

		1,123,582

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	25,548

Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.75% due 08/18/2055*	240,000	237,015
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	54,214

		291,229

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	50,000	52,808
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,361

		63,169

Commercial Services-Finance — 0.1%
Moody’s Corp. Senior Notes 2.00% due 08/19/2031	205,000	200,454
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	105,000	109,208

		309,662

Computers — 0.1%
Apple, Inc. Senior Notes 1.25% due 08/20/2030	125,000	118,086
Apple, Inc. Senior Notes 1.65% due 05/11/2030	100,000	97,214
Apple, Inc. Senior Notes 1.70% due 08/05/2031	215,000	208,686
Apple, Inc. Senior Notes 2.75% due 01/13/2025	150,000	157,616
Apple, Inc. Senior Notes 2.95% due 09/11/2049	75,000	77,685
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	107,845
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	59,095

		826,227

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	53,352

Cosmetics & Toiletries — 0.0%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	111,017

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	37,211

Diagnostic Equipment — 0.1%
PerkinElmer, Inc. Senior Notes 1.90% due 09/15/2028	210,000	206,116
Thermo Fisher Scientific, Inc. Senior Notes 2.80% due 10/15/2041	150,000	150,372

		356,488

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	220,000	215,358
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	150,000	151,811
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	200,000	201,936
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	100,000	96,357
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	80,999
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	380,000	472,278

Citigroup, Inc. Senior Notes 2.57% due 06/03/2031	440,000	443,867
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	150,000	158,008
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	100,000	108,929
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	32,803
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	150,000	152,805
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	115,000	115,642
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	125,000	138,478
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	275,000	329,250
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	50,617
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	75,000	74,283
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	150,000	151,878
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	440,000	454,471
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	120,000	124,794
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	109,012
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	100,000	116,426
Morgan Stanley Senior Notes 2.19% due 04/28/2026	150,000	153,543
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	106,252
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	81,104
Morgan Stanley Senior Notes 3.62% due 04/01/2031	150,000	163,935
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	125,000	131,360

		4,416,196

Diversified Manufacturing Operations — 0.0%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	114,402

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	36,061

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	275,000	288,835
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	87,359

		376,194

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	115,000	129,178
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	27,202

		156,380

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	31,060
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	111,846
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	35,915

		178,821

Electric-Generation — 0.0%
Vistra Operations Co., LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	36,466

Electric-Integrated — 0.2%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	94,557
Alabama Power Co. Senior Notes 3.13% due 07/15/2051	250,000	264,147
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,014
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	59,217

Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	28,426
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,347
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	300,000	329,114
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	52,226
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	32,203
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,180
Exelon Corp. Senior Notes 3.40% due 04/15/2026	125,000	134,188
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	27,055
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	31,613
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	33,447
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	55,000	53,378
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	29,872
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	66,706
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	29,756
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	105,269

		1,422,715

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 2.75% due 08/15/2051	175,000	172,516
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	61,959

		234,475

Electronic Components-Semiconductors — 0.0%
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	65,000	66,791
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	35,000	34,535

		101,326

Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 2.20% due 09/15/2031	75,000	73,872

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	27,367

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	125,000	128,460
salesforce.com, Inc. Senior Notes 2.70% due 07/15/2041	395,000	396,343

		524,803

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 2.20% due 11/02/2028	245,000	241,975

Finance-Commercial — 0.0%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	200,000	234,077

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	275,000	295,099

Finance-Credit Card — 0.1%
Capital One Financial Corp. Sub. Notes 2.36% due 07/29/2032	190,000	183,537
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	87,595
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	125,000	132,724
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	70,289
Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	20,813

		494,958

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,089

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	63,040

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	33,905

Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	90,000	84,844
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	132,243
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	25,000	30,446

		247,533

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.65% due 12/01/2028	255,000	289,470

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc. Senior Notes 1.75% due 08/15/2031	300,000	291,989

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 1.10% due 03/01/2027	250,000	245,537

Insurance Brokers — 0.0%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	85,000	86,424
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	35,000	35,001
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	31,844
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	56,584

		209,853

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	73,080
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	7,000	7,310
Brighthouse Financial Global Funding Sec. Notes 1.55% due 05/24/2026*	105,000	104,337
Brighthouse Financial Global Funding Senior Sec. Notes 2.00% due 06/28/2028*	340,000	335,710
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	55,000	54,776
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	30,228
Principal Financial Group, Inc. Company Guar. Notes 2.13% due 06/15/2030	125,000	123,042
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	27,727
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	30,798
Protective Life Global Funding Sec. Notes 1.17% due 07/15/2025*	195,000	193,409
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	30,604
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	31,605

		1,042,626

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	26,343
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	95,828
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	20,000	20,191

		142,362

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	26,573
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	62,301

		88,874

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	203,978
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	103,281

		307,259

Medical Products — 0.0%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	80,000	78,040
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	117,000	122,694

		200,734

Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	85,000	83,746

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	110,000	132,146
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	125,000	156,478
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	220,000	219,300
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	36,000	39,378
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	90,000	113,013
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	100,000	98,153

		758,468

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	115,000	144,418
Humana, Inc. Senior Notes 2.15% due 02/03/2032	100,000	96,809
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	35,000	34,895
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	150,000	153,170
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	31,555
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	75,000	99,887

		560,734

Medical-Hospitals — 0.2%
Banner Health Notes 1.90% due 01/01/2031	50,000	48,964
Banner Health Notes 2.91% due 01/01/2051	265,000	268,676
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	54,245
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	41,716
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	55,000	56,218
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	305,000	342,720
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	72,025
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	143,391
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	104,236
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	12,011
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	66,124

		1,210,326

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	43,157
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	125,000	135,153
McKesson Corp. Senior Notes 1.30% due 08/15/2026	300,000	294,122

		472,432

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	41,558
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	32,340

		73,898

Oil Companies-Exploration & Production — 0.1%
ConocoPhillips Company Guar. Notes 2.40% due 02/15/2031*	115,000	116,333
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	56,865

Coterra Energy, Inc. Senior Notes 4.38% due 03/15/2029*	90,000	102,292
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	45,000	49,833
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	102,279
Hess Corp. Senior Notes 4.30% due 04/01/2027	125,000	137,117
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	27,729
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	55,000	53,830

		646,278

Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	150,000	145,252
Chevron Corp. Senior Notes 2.00% due 05/11/2027	40,000	40,770

		186,022

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	280,000	292,678

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	26,507

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	125,000	129,217
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	53,086
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	13,000	13,649
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	55,900
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	25,000	31,519
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	60,000	57,435
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	330,000	315,903
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	54,279
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	131,405

		842,393

Pipelines — 0.1%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	55,000	57,147
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	54,822
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	21,054
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	16,507
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	72,271
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	35,000	40,670
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	85,659
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	54,534
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	70,437
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	27,571
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	28,501
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	24,388

		553,561

Real Estate Investment Trusts — 0.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	129,431
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	47,734

American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	59,441
American Tower Corp. Senior Notes 1.45% due 09/15/2026	315,000	310,363
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	49,763
Crown Castle International Corp. Senior Notes 2.10% due 04/01/2031	165,000	158,341
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	78,660
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	100,151
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	18,656
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	59,766
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	125,000	129,745
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	31,808
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	44,441
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	63,476
Prologis LP Senior Notes 2.13% due 04/15/2027	115,000	117,775
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	100,000	113,254
VEREIT Operating Partnership LP Company Guar. Notes 2.20% due 06/15/2028	25,000	25,090
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	70,000	74,339
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	27,673
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	66,978
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	99,166

		1,806,051

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	60,000	57,825

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	105,000	99,252
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	68,236
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	53,229
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	27,451
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	105,777

		353,945

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.30% due 04/22/2024	150,000	158,601

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	67,438

Schools — 0.1%
Georgetown University Notes 4.32% due 04/01/2049	50,000	62,670
Northwestern University Bonds 2.64% due 12/01/2050	75,000	76,504
Stanford University Notes 1.29% due 06/01/2027	70,000	69,372
University of Southern California Senior Notes 2.95% due 10/01/2051	400,000	426,135

		634,681

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	90,000	91,099
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	31,397

		122,496

Software Tools — 0.0%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	205,000	201,961

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	50,000	51,615
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	39,106

		90,721

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	125,000	121,979
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	280,000	270,123
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	101,181
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	130,000	133,905
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	64,000	67,227
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	113,000	106,723
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	490,000	462,562
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	35,000	33,185
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	150,000	158,920
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	38,008

		1,493,813

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	115,000	118,566
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	73,245
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	240,000	256,261

		448,072

Toys — 0.1%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	47,281
Hasbro, Inc. Senior Notes 3.55% due 11/19/2026	310,000	333,556

		380,837

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	64,108

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	30,695
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	31,203
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	30,844
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	73,276
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	110,000	118,389

		284,407

Total U.S. Corporate Bonds & Notes (cost $31,771,335)		32,627,382

FOREIGN CORPORATE BONDS & NOTES — 1.5%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	125,000	134,213

Banks-Commercial — 0.3%
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	203,575
Danske Bank A/S Senior Notes 1.23% due 06/22/2024*	245,000	246,518
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	70,000	71,087
Royal Bank of Canada Senior Notes 2.30% due 11/03/2031	385,000	385,813
Santander UK Group Holdings PLC Senior Notes 1.67% due 06/14/2027	300,000	295,029
Svenska Handelsbanken AB Senior Notes 1.42% due 06/11/2027*	250,000	246,309
Toronto-Dominion Bank Senior Notes 1.15% due 06/12/2025	280,000	279,016

		1,727,347

Beverages-Non-alcoholic — 0.0%
Coca-Cola European Partners PLC Senior Notes 1.50% due 01/15/2027*	200,000	197,628

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,031

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	200,000	207,663
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	74,762

		282,425

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	54,023

Coffee — 0.1%
JDE Peet’s NV Company Guar. Notes 1.38% due 01/15/2027*	260,000	253,913

Commercial Services-Finance — 0.0%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	205,506

Diversified Banking Institutions — 0.4%
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	212,477
Barclays PLC Senior Notes 2.85% due 05/07/2026	225,000	234,136
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	215,000	218,874
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	200,000	203,549
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	250,000	276,863
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	205,000	208,373
Lloyds Banking Group PLC Senior Notes 1.33% due 06/15/2023	220,000	221,002
Mitsubishi UFJ Financial Group, Inc. Senior Notes 1.54% due 07/20/2027	220,000	217,291
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	205,387
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	200,000	198,040
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	205,178
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	57,883
UBS Group AG Senior Notes 1.36% due 01/30/2027*	260,000	255,202

		2,714,255

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	200,000	197,200

Electric-Integrated — 0.0%
Enel Finance International NV Company Guar. Notes 1.88% due 07/12/2028*	200,000	196,316

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	10,000	10,561

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	150,000	151,389
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	161,337
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	31,644
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	81,263

		425,633

Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 1.25% due 09/24/2026*	350,000	343,054

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023†	50,000	51,817
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	220,000	215,274

		267,091

Medical-Generic Drugs — 0.0%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	213,544

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.15% due 01/14/2030*	200,000	204,336

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc. Senior Notes 2.20% due 01/15/2032	145,000	142,427

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	125,000	128,017
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	70,000	72,185
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	33,390
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	26,728
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	61,514

		321,834

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	25,000	27,046
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	50,000	54,092
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	325,000	347,617
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	35,000	36,942
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	161,073
TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	105,000	107,471

		734,241

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	211,690

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	125,000	131,472
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	153,867
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,371

		310,710

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	100,000	99,878

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	220,720

Total Foreign Corporate Bonds & Notes (cost $9,314,196)		9,470,576

U.S. GOVERNMENT AGENCIES — 0.1%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2021-DNA2, Class M1 0.85% (SOFR30A+0.80%) due 08/25/2033*(3)	68,878	68,922
Series 2018-DNA1, Class M2AT 1.14% (1 ML+1.05%) due 07/25/2030(3)	57,993	58,065
Series 2020-HQA5, Class M1 1.15% (SOFR30A+1.10%) due 11/25/2050*(3)	3,532	3,532
Series 2018-HQA1, Class M2AS 1.19% (1 ML+1.10%) due 09/25/2030(3)	45,504	45,504
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS Series 2021-HQA1, Class M1 0.75% (SOFR30A+0.70%) due 08/25/2033*(3)	24,218	24,218
Series 2020-DNA6, Class M1 0.95% (SOFR30A+0.90%) due 12/25/2050*(3)	12,727	12,735
Series 2021-DNA6, Class M2 1.55% (SOFR30A+1.50%) due 10/25/2041*(3)	100,000	100,125
Series 2021-DNA3, Class M2 2.15% (SOFR30A+2.10%) due 10/25/2033*(3)	50,000	51,039

		364,140

Government National Mtg. Assoc. — 0.0%
2.50% due 08/20/2051	34,708	35,709
2.50% due November 30 TBA	35,000	35,976
3.00% due 06/20/2032	11,359	11,933
3.00% due 12/20/2034	8,866	9,312
3.00% due 01/20/2035	7,808	8,201
3.00% due 05/20/2035	2,180	2,290
3.00% due 10/20/2049	1,486	1,516
3.00% due 01/20/2050	3,606	3,687
3.00% due 02/20/2050	3,677	3,747
3.00% due 03/20/2050	829	848
3.00% due 05/20/2050	12,753	12,952
3.00% due 04/20/2051	6,569	6,825
3.50% due 09/20/2049	4,432	4,749
3.50% due 10/20/2049	2,791	2,994
3.50% due 01/20/2050	8,339	8,947
3.50% due 02/20/2050	6,351	6,791
4.50% due 02/20/2046	4,987	5,536
4.50% due 08/20/2047	5,436	5,889
5.00% due 12/20/2048	7,794	8,434
5.50% due 03/20/2049	1,728	1,916
Government National Mtg. Assoc. REMIC FRS Series 2019-78, Class FB 0.49% (1 ML+0.40%) due 06/20/2049(3)	21,649	21,773

		200,025

Total U.S. Government Agencies (cost $563,469)		564,165

U.S. GOVERNMENT TREASURIES — 9.2%
United States Treasury Bonds — 3.1%
United States Treasury Bonds
1.13% due 05/15/2040	1,205,000	1,040,160
1.13% due 08/15/2040	528,000	454,843
1.25% due 05/15/2050	184,000	155,300
1.38% due 11/15/2040	370,000	332,841
1.38% due 08/15/2050	1,033,000	899,436
1.63% due 11/15/2050	340,000	314,872
1.75% due 08/15/2041	510,000	490,078
1.88% due 02/15/2041	3,720,000	3,646,181
1.88% due 02/15/2051	1,988,000	1,952,899
2.00% due 02/15/2050	1,533,000	1,548,091
2.00% due 08/15/2051	450,000	455,977
2.25% due 05/15/2041	237,000	246,924
2.25% due 08/15/2046	102,000	107,550
2.25% due 08/15/2049	755,000	803,485
2.38% due 11/15/2049	100,000	109,274
2.38% due 05/15/2051	746,000	818,735
2.50% due 02/15/2045	99,500	108,875
2.50% due 05/15/2046	50,200	55,314
2.75% due 08/15/2047	505,000	586,668
2.75% due 11/15/2047	175,300	203,800
2.88% due 08/15/2045	52,000	60,860
2.88% due 11/15/2046	59,000	69,823
2.88% due 05/15/2049	90,000	107,937
3.00% due 11/15/2045	77,500	92,788
3.00% due 02/15/2047	21,000	25,449
3.00% due 05/15/2047	83,200	101,007
3.00% due 02/15/2048	138,000	167,907
3.00% due 08/15/2048	385,500	470,159
3.00% due 02/15/2049	115,000	140,758
3.13% due 11/15/2041	305,000	363,141
3.13% due 05/15/2048	180,500	224,821
3.38% due 05/15/2044	57,000	71,384
3.38% due 11/15/2048	30,000	39,127
3.50% due 02/15/2039	1,765,000	2,204,457
3.63% due 02/15/2044	61,000	78,997
3.88% due 08/15/2040	630,000	825,275

		19,375,193

United States Treasury Notes — 6.1%
United States Treasury Notes
0.13% due 01/31/2023	5,330,000	5,320,839
0.13% due 05/31/2023	1,035,000	1,030,876
0.13% due 08/31/2023	890,000	884,750
0.25% due 05/31/2025	3,600,000	3,512,109
0.25% due 08/31/2025	3,135,000	3,045,971
0.38% due 04/30/2025	4,085,000	4,008,406
0.38% due 11/30/2025	500,000	486,231
0.38% due 12/31/2025	600,000	582,820
0.38% due 01/31/2026	3,615,000	3,506,691
0.63% due 05/15/2030	425,000	395,117
0.63% due 08/15/2030	14,000	12,981
0.75% due 03/31/2026	35,000	34,438
0.75% due 04/30/2026	45,000	44,241
0.75% due 08/31/2026	2,785,000	2,729,735
0.88% due 06/30/2026	1,765,000	1,742,317
1.13% due 02/15/2031	672,000	648,480
1.25% due 08/15/2031	50,000	48,617
1.50% due 10/31/2024	80,000	81,738
1.50% due 11/30/2024	990,000	1,011,231
1.63% due 05/15/2031	95,000	95,713
2.00% due 05/31/2024	2,470,000	2,553,459
2.50% due 01/31/2024	1,645,000	1,715,170
2.63% due 02/28/2023	1,160,000	1,195,797
2.75% due 08/31/2023	1,180,000	1,229,044
2.88% due 04/30/2025	2,085,000	2,225,819

		38,142,590

Total U.S. Government Treasuries (cost $57,508,265)		57,517,783

MUNICIPAL BONDS & NOTES — 0.8%
Bay Area Toll Authority Revenue Bonds 2.57% due 04/01/2031	250,000	261,393
California State University Revenue Bonds 2.80% due 11/01/2041	350,000	344,367

Central Texas Regional Mobility Authority Revenue Bonds 3.17% due 01/01/2041	200,000	201,431
Central Texas Turnpike System Revenue Bonds Series C 3.03% due 08/15/2041	105,000	105,474
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	76,393
City of Houston TX Airport System Revenue Revenue Bonds Series C 2.39% due 07/01/2031	30,000	30,406
City of Los Angeles Department of Airports Revenue Bonds 6.58% due 05/15/2039	265,000	350,753
City of Los Angeles Wastewater System Revenue Bonds 5.81% due 06/01/2040	245,000	355,106
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	216,941
County of Miami-Dade, FL Transit System Revenue Bonds Series B 5.62% due 07/01/2040	25,000	35,002
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	61,261
Dallas Fort Worth International Airport Revenue Bonds 2.84% due 11/01/2046	310,000	311,051
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	63,474
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	135,000	139,775
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	29,590
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	145,000	153,042
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	80,000	83,494
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	30,000	32,050
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	122,733
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	68,991
Maryland Stadium Authority Revenue Bonds Series C 2.36% due 05/01/2035	170,000	167,536
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 3.24% due 07/01/2052	265,000	268,098
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	13,128
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	70,035
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	43,078
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	48,000	75,011
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	115,733
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	67,809
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds Series Series C 3.35% due 05/01/2051	175,000	182,252

San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,391
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	83,478
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	133,819
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	115,000	129,734
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	27,818
Utah State Transit Authority Revenue Bonds Series B 3.44% due 12/15/2042	130,000	136,619
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	33,951
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	100,000	108,958

Total Municipal Bonds & Notes (cost $4,505,728)		4,705,175

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.1%
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	89,841
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	28,089
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	76,301

		194,231

Sovereign — 0.0%
United Mexican States Senior Notes 2.66% due 05/24/2031	200,000	192,956

Total Foreign Government Obligations (cost $386,130)		387,187

Total Long-Term Investment Securities (cost $488,957,843)		600,887,345

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(8)	24,391,054	24,391,054
T. Rowe Price Treasury Reserve Fund 0.05%(8)	103	103

Total Short-Term Investment Securities (cost $24,391,157)		24,391,157

TOTAL INVESTMENTS (cost $513,349,000)	100.1%	625,278,502
Liabilities in excess of other assets	(0.1)	(506,383)

NET ASSETS	100.0%	$624,772,119

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $14,998,145 representing 2.4% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	2,514	$9,582	$9,206	$3.66	0.00%
Canva, Inc.	08/16/2021	11	18,746	18,746	1,704.18	0.00
Gusto, Inc.	10/04/2021	775	22,311	22,283	28.75	0.00
Convertible Preferred Securities
Databricks, Inc., Series G	02/01/2021	100	17,737	22,045	220.45	0.00
Databricks, Inc., Series H	08/31/2021	286	63,050	63,050	220.45	0.01
Gusto, Inc., Series E	07/13/2021	1,028	31,246	31,246	30.39	0.01
Rivian Automotive, Inc., Series F	01/28/2021	3,494	128,754	248,179	71.03	0.04
U.S. CONVERTIBLE BONDS & NOTES
Rivian Automotive, Inc.	01/28/2021	198,282	198,282	198,282	1.00	0.03

				$613,037		0.09%

(3)	Collateralized Mortgage Obligation
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Commercial Mortgage Backed Security
(6)	Collateralized Loan Obligation
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of October 31, 2021.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation
CVR — Contingent Value Rights
NASDAQ — National Association of Securities Dealers Automated Quotations
REMIC — Real Estate Mortgage Investment Conduit
RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR — Swedish Depositary Receipt
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
XAMS — Euronext Amsterdam Stock Exchange
FRS — Floating Rate Security
VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML— 1 month USD LIBOR
3 ML— 3 month USD LIBOR
SOFR30A— Secured Overnight Financing Rate 30 Day Average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	U.S. Ultra Bonds	December 2021	$195,931	$196,406	$475

						Unrealized (Depreciation)
1	Short	U.S. 10 Year Ultra	December 2021	$144,905	$145,031	$(126)
5	Long	U.S. Treasury 2 Year Notes	December 2021	1,100,984	1,096,250	(4,734)
9	Long	U.S. Treasury 5 Year Notes	December 2021	1,107,078	1,095,750	(11,328)
4	Long	U.S. Treasury 10 Year Notes	December 2021	525,691	522,813	(2,878)

						$(19,066)

		Net Unrealized Appreciation (Depreciation)				$(18,591)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at October 31, 2021(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2026	0.5236%	$3,500	$83,599	$(122)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$18,746	$18,746
Diversified Banking Institutions	—	601,670	—	601,670
Diversified Financial Services	—	—	9,206	9,206
Enterprise Software/Service	7,281,052	—	22,283	7,303,335
Medical - Bimedical/Gene	3,015,163	—	0	3,015,163
Other Industries	478,359,093	—	—	478,359,093
Convertible Preferred Securities
Auto-Cars/Light Trucks	—	—	248,179	248,179
Decision Support Software	—	—	85,095	85,095
Enterprise Software/Service	—	—	31,246	31,246
Other Industries	214,840	—	—	214,840
Asset Backed Securities:	—	5,530,222	—	5,530,222
U.S. Convertible Bonds & Notes	—	—	198,282	198,282
U.S. Corporate Bonds & Notes	—	32,627,382	—	32,627,382
Foreign Corporate Bonds & Notes	—	9,470,576	—	9,470,576
U.S. Government Agencies	—	564,165	—	564,165
U.S. Government Treasuries	—	57,517,783	—	57,517,783
Municipal Bonds & Notes	—	4,705,175	—	4,705,175
Foreign Government Obligations	—	387,187	—	387,187
Short-Term Investment Securities:	24,391,157	—	—	24,391,157

Total Investments at Value	$513,261,305	$111,404,160	$613,037	$625,278,502

Other Financial Instruments:†
Futures Contracts	$475	$—	$—	$475

LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection	$—	$122	$—	$122
Futures Contracts	19,066	—	—	19,066

Total Other Financial Instruments	$19,066	$122	$—	$19,188

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCKS — 58.0%
Advertising Agencies — 0.1%
WPP PLC	149,224	$2,156,570

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	11,851	1,004,192

Aerospace/Defense — 0.1%
Boeing Co.†	4,005	829,155
Raytheon Technologies Corp.	1,425	126,626
Teledyne Technologies, Inc.†	1,438	645,978
TransDigm Group, Inc.†	230	143,479

		1,745,238

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	2,733	630,066
Meggitt PLC†	127,688	1,310,606
Safran SA	10,575	1,418,554

		3,359,226

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	3,184	180,851

Airlines — 0.0%
Southwest Airlines Co.†	7,055	333,561
United Airlines Holdings, Inc.†	4,560	210,398

		543,959

Apparel Manufacturers — 0.1%
Kering SA	1,977	1,481,404
Samsonite International SA†*	300,600	647,523
VF Corp.	2,000	145,760

		2,274,687

Applications Software — 3.5%
Intuit, Inc.	9,767	6,114,044
Microsoft Corp.	150,682	49,969,165
Roper Technologies, Inc.	3,963	1,933,429
ServiceNow, Inc.†	7,849	5,476,718

		63,493,356

Athletic Footwear — 0.2%
NIKE, Inc., Class B	20,617	3,449,018

Audio/Video Products — 0.2%
Panasonic Corp.	128,500	1,569,961
Sony Group Corp.	22,800	2,628,576

		4,198,537

Auto-Cars/Light Trucks — 0.6%
Ferrari NV	2,643	626,840
General Motors Co.†	4,674	254,406
Honda Motor Co., Ltd.	24,000	705,207
Suzuki Motor Corp.	30,600	1,362,536
Tesla, Inc.†	3,607	4,018,198
Toyota Motor Corp.	243,500	4,286,754

		11,253,941

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	4,064	974,710
PACCAR, Inc.	10,707	959,561

		1,934,271

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC†	2,819	487,377
Autoliv, Inc. SDR	12,418	1,200,156
Denso Corp.	19,300	1,392,445
Magna International, Inc.	38,066	3,094,766
Stanley Electric Co., Ltd.	35,500	892,678

		7,067,422

Banks-Commercial — 1.2%
Australia & New Zealand Banking Group, Ltd.	69,987	1,481,507
Citizens Financial Group, Inc.	12,832	607,980
DBS Group Holdings, Ltd.	48,200	1,126,990
DNB Bank ASA	144,487	3,434,343
Erste Group Bank AG	32,928	1,412,203
ING Groep NV	226,192	3,430,590
Intesa Sanpaolo SpA	386,898	1,099,127
National Bank of Canada	38,340	3,174,141
Signature Bank	1,997	594,746
Standard Chartered PLC	101,846	689,799
Sumitomo Mitsui Trust Holdings, Inc.	27,100	892,594
Svenska Handelsbanken AB, Class A	154,748	1,771,998
United Overseas Bank, Ltd.	101,900	2,021,376

		21,737,394

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	5,478	324,297
State Street Corp.	17,825	1,756,654

		2,080,951

Banks-Super Regional — 0.8%
Fifth Third Bancorp	32,514	1,415,334
Huntington Bancshares, Inc.	73,965	1,164,209
PNC Financial Services Group, Inc.	9,140	1,928,814
Wells Fargo & Co.	181,453	9,283,136

		13,791,493

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	31,192	1,758,293
Keurig Dr Pepper, Inc.	40,386	1,457,531
Monster Beverage Corp.†	5,516	468,860
PepsiCo, Inc.	7,240	1,169,984

		4,854,668

Beverages-Wine/Spirits — 0.1%
Diageo PLC	50,630	2,516,603

Brewery — 0.1%
Constellation Brands, Inc., Class A	2,157	467,659
Kirin Holdings Co., Ltd.	52,200	907,289

		1,374,948

Building & Construction Products-Misc. — 0.0%
ROCKWOOL International A/S, Class B	93	42,490

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	3,391	1,332,120
Vulcan Materials Co.	7,182	1,365,442

		2,697,562

Building-Heavy Construction — 0.0%
Cellnex Telecom SA*	823	50,595

Building-Residential/Commercial — 0.1%
NVR, Inc.†	68	332,846
Persimmon PLC	42,858	1,595,958

		1,928,804

Cable/Satellite TV — 0.2%
Charter Communications, Inc., Class A†	1,224	826,065
Comcast Corp., Class A	42,438	2,182,586

DISH Network Corp., Class A†	1,307	53,679
Liberty Broadband Corp., Class C†	3,892	632,256

		3,694,586

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	4,126	160,130
MGM Resorts International	46,540	2,194,826
Wynn Resorts, Ltd.†	1,701	152,750

		2,507,706

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	30,402	3,497,142
Vodafone Group PLC ADR	100,361	1,500,397

		4,997,539

Chemicals-Diversified — 0.4%
Asahi Kasei Corp.	145,900	1,531,646
BASF SE	23,581	1,697,730
Covestro AG*	19,440	1,244,984
Croda International PLC	532	68,861
Johnson Matthey PLC	51,676	1,932,811
PPG Industries, Inc.	4,520	725,776
Quaker Houghton	187	45,972
Tosoh Corp.	12,500	210,463

		7,458,243

Chemicals-Specialty — 0.2%
Albemarle Corp.	1,742	436,319
Borregaard ASA	1,525	37,006
Element Solutions, Inc.	3,463	78,645
International Flavors & Fragrances, Inc.	9,832	1,449,728
Koninklijke DSM NV	351	76,708
Shin-Etsu Chemical Co., Ltd.	400	71,086
Umicore SA	24,993	1,432,461

		3,581,953

Coatings/Paint — 0.4%
Akzo Nobel NV	18,420	2,117,002
RPM International, Inc.	5,281	460,503
Sherwin-Williams Co.	14,016	4,437,606

		7,015,111

Commercial Services — 0.2%
Amadeus IT Group SA†	14,363	960,354
Cintas Corp.	568	246,001
CoStar Group, Inc.†	11,705	1,007,215
Quanta Services, Inc.	502	60,882
TechnoPro Holdings, Inc.	59,300	1,886,050

		4,160,502

Commercial Services-Finance — 0.7%
Affirm Holdings, Inc.†	9,905	1,609,563
Equifax, Inc.	1,330	368,982
FleetCor Technologies, Inc.†	4,120	1,019,329
Global Payments, Inc.	16,170	2,312,148
MarketAxess Holdings, Inc.	463	189,214
PayPal Holdings, Inc.†	13,325	3,099,262
S&P Global, Inc.	3,443	1,632,533
Square, Inc., Class A†	7,774	1,978,483
Toast, Inc., Class A†	859	45,716
TransUnion	3,024	348,637

		12,603,867

Communications Software — 0.2%
Zoom Video Communications, Inc., Class A†	10,510	2,886,572

Computer Aided Design — 0.1%
Synopsys, Inc.†	6,175	2,057,387

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	937	264,047
Fortinet, Inc.†	4,840	1,627,885

		1,891,932

Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	35	59,646

Computer Services — 0.4%
Accenture PLC, Class A	5,846	2,097,487
Cognizant Technology Solutions Corp., Class A	8,548	667,513
Leidos Holdings, Inc.	4,592	459,108
NTT Data Corp.	165,100	3,307,070
Teleperformance	3,587	1,497,327

		8,028,505

Computer Software — 0.2%
Citrix Systems, Inc.	5,121	485,112
Datadog, Inc., Class A†	3,229	539,405
MongoDB, Inc.†	2,778	1,448,144
Snowflake, Inc., Class A†	1,266	447,961
Twilio, Inc., Class A†	1,124	327,489

		3,248,111

Computers — 1.4%
Apple, Inc.	163,212	24,449,158

Consulting Services — 0.1%
Worley, Ltd.	163,338	1,329,465

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	3,719	481,573

Containers-Metal/Glass — 0.1%
Ball Corp.	10,004	915,166
Verallia SA*	1,886	69,723

		984,889

Containers-Paper/Plastic — 0.4%
Amcor PLC CDI	91,077	1,095,518
Ardagh Metal Packaging SA†	2,238	22,044
Mayr-Melnhof Karton AG	257	50,565
Packaging Corp. of America	12,575	1,727,428
Sealed Air Corp.	9,419	558,735
WestRock Co.	89,116	4,286,480

		7,740,770

Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	1,228	93,561
Estee Lauder Cos., Inc., Class A	1,818	589,632
L’Oreal SA	7,188	3,281,769
Pola Orbis Holdings, Inc.	16,500	351,788
Procter & Gamble Co.	14,271	2,040,610

Unilever PLC	100,016	5,354,627

		11,711,987

Data Processing/Management — 0.3%
DocuSign, Inc.†	4,407	1,226,424
Fidelity National Information Services, Inc.	8,551	946,938
Fiserv, Inc.†	41,506	4,087,926

		6,261,288

Decision Support Software — 0.0%
MSCI, Inc.	426	283,239

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	7,545	431,649

Diagnostic Equipment — 1.1%
Danaher Corp.	34,124	10,638,839
PerkinElmer, Inc.	5,438	961,928
Thermo Fisher Scientific, Inc.	13,350	8,451,485

		20,052,252

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	45,002	2,042,656

Diamonds/Precious Stones — 0.0%
Alrosa PJSC	129,080	228,183

Disposable Medical Products — 0.1%
Teleflex, Inc.	3,893	1,389,567

Distribution/Wholesale — 0.1%
Azelis Group NV†	473	15,310
Bunzl PLC	27,689	1,023,890
Copart, Inc.†	3,820	593,208

		1,632,408

Diversified Banking Institutions — 1.8%
Bank of America Corp.	175,664	8,393,226
BNP Paribas SA	28,623	1,915,806
Citigroup, Inc.	11,602	802,394
Goldman Sachs Group, Inc.	15,529	6,418,912
JPMorgan Chase & Co.	5,345	908,062
Lloyds Banking Group PLC	2,418,778	1,662,393
Macquarie Group, Ltd.	12,327	1,834,475
Mitsubishi UFJ Financial Group, Inc.	234,900	1,282,959
Morgan Stanley	88,058	9,050,601

		32,268,828

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	84,481	309,361

Diversified Manufacturing Operations — 1.2%
ALS, Ltd.	24,676	245,211
General Electric Co.	114,782	12,037,188
Illinois Tool Works, Inc.	1,160	264,329
Parker-Hannifin Corp.	1,588	470,985
Siemens AG	51,937	8,422,294
Textron, Inc.	9,491	700,911

		22,140,918

Diversified Minerals — 0.2%
BHP Billiton, Ltd. ADR	4,381	240,254
BHP Group PLC	88,471	2,342,841
BHP Group, Ltd.	57,929	1,594,050

		4,177,145

Drug Delivery Systems — 0.2%
Becton Dickinson & Co.	11,351	2,719,586

E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd. ADR†	8,496	1,401,330
Amazon.com, Inc.†	9,408	31,727,822
ASOS PLC†	37,151	1,261,924
Coupang, Inc.†	22,799	678,498
Sea, Ltd. ADR†	15,783	5,422,565
THG PLC†	68,809	203,969

		40,696,108

E-Commerce/Services — 0.3%
Airbnb, Inc., Class A†	445	75,944
Booking Holdings, Inc.†	816	1,975,356
Delivery Hero SE†*	2,493	309,949
DoorDash, Inc., Class A†	9,842	1,917,222
Opendoor Technologies, Inc.†	21,098	500,234

		4,778,705

E-Marketing/Info — 0.1%
CyberAgent, Inc.	122,000	2,033,779

E-Services/Consulting — 0.0%
CDW Corp.	2,039	380,579

Electric Products-Misc. — 0.1%
Legrand SA	13,881	1,512,216

Electric-Distribution — 0.4%
National Grid PLC	144,380	1,848,269
Sempra Energy	38,690	4,938,005

		6,786,274

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	47,100	620,699
Engie SA	196,831	2,797,790

		3,418,489

Electric-Integrated — 0.9%
AES Corp.	32,396	814,112
Ameren Corp.	9,412	793,338
CMS Energy Corp.	11,533	696,017
Dominion Energy, Inc.	32,309	2,453,222
Eversource Energy	16,038	1,361,626
Iberdrola SA	3,589	42,381
IDACORP, Inc.	288	30,044
NextEra Energy, Inc.	55,116	4,703,048
Public Service Enterprise Group, Inc.	4,223	269,427
Southern Co.	40,000	2,492,800
WEC Energy Group, Inc.	7,751	698,055
Xcel Energy, Inc.	19,673	1,270,679

		15,624,749

Electronic Components-Misc. — 0.2%
Hubbell, Inc.	8,589	1,712,389
Murata Manufacturing Co., Ltd.	25,200	1,913,188

		3,625,577

Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	31,241	3,756,105

Broadcom, Inc.	14,221	7,560,879
Hamamatsu Photonics KK	24,600	1,454,740
Marvell Technology, Inc.	13,324	912,694
Microchip Technology, Inc.	9,353	692,964
Monolithic Power Systems, Inc.	1,600	840,736
NVIDIA Corp.	28,467	7,278,158
Samsung Electronics Co., Ltd.	64,203	3,834,983
SUMCO Corp.	1,500	28,480
Texas Instruments, Inc.	18,620	3,490,878
Xilinx, Inc.	5,594	1,006,920

		30,857,537

Electronic Connectors — 0.1%
Amphenol Corp., Class A	14,071	1,080,231
TE Connectivity, Ltd.	2,529	369,234

		1,449,465

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	24,267	3,821,810
Fortive Corp.	34,181	2,587,843
Keysight Technologies, Inc.†	808	145,456
Trimble, Inc.†	3,175	277,400

		6,832,509

Energy-Alternate Sources — 0.0%
Shoals Technologies Group, Inc., Class A†	1,085	33,624

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	12,808	1,798,499

Enterprise Software/Service — 0.8%
Atlassian Corp. PLC, Class A†	2,567	1,176,020
Bill.com Holdings, Inc.†	2,985	878,515
Clarivate PLC†	6,939	162,720
Coupa Software, Inc.†	2,052	467,240
Gusto, Inc.†(1)(2)	2,300	66,130
Paycom Software, Inc.†	378	207,087
salesforce.com, Inc.†	25,404	7,613,325
SAP SE	18,360	2,659,811
Veeva Systems, Inc., Class A†	2,280	722,783
Workday, Inc., Class A†	2,115	613,308

		14,566,939

Entertainment Software — 0.0%
Electronic Arts, Inc.	3,312	464,508
Playtika Holding Corp.†	8,341	235,884

		700,392

Finance-Credit Card — 0.8%
Mastercard, Inc., Class A	16,269	5,458,575
Visa, Inc., Class A	43,689	9,252,019

		14,710,594

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	88,251	7,239,229
Close Brothers Group PLC	21,901	431,606
Tradeweb Markets, Inc., Class A	1,183	105,405
XP, Inc., Class A†	12,239	401,562

		8,177,802

Finance-Leasing Companies — 0.0%
Mitsubishi HC Capital, Inc.	125,600	628,138

Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	36,702	1,392,722

Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	2,917	384,869
CME Group, Inc.	4,946	1,090,840
Intercontinental Exchange, Inc.	6,633	918,405

		2,394,114

Fisheries — 0.0%
Mowi ASA ADR	1,937	56,318

Food-Catering — 0.1%
Compass Group PLC†	99,479	2,110,202

Food-Confectionery — 0.2%
Barry Callebaut AG	529	1,223,702
Mondelez International, Inc., Class A	26,967	1,637,976

		2,861,678

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	520,900	1,668,734

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	4,489	358,985

Food-Misc./Diversified — 0.5%
Conagra Brands, Inc.	5,150	165,830
Nestle SA	72,970	9,628,916

		9,794,746

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	54,400	2,282,437

Footwear & Related Apparel — 0.0%
Dr. Martens PLC†	162,683	821,096

Forestry — 0.0%
West Fraser Timber Co., Ltd.	883	70,675
West Fraser Timber Co., Ltd.	540	43,236

		113,911

Gas-Distribution — 0.0%
Atmos Energy Corp.	1,032	95,068
Beijing Enterprises Holdings, Ltd.	146,000	561,069

		656,137

Gold Mining — 0.1%
Franco-Nevada Corp.	553	78,906
K92 Mining, Inc.†	22,849	133,298
Karora Resources, Inc.†	12,711	45,396
Kirkland Lake Gold, Ltd.	6,232	262,705
Northern Star Resources, Ltd.	44,686	310,603
Perseus Mining, Ltd.†	208,996	248,403
Polyus PJSC	615	121,959
Sibanye Stillwater, Ltd.	17,278	60,335
Victoria Gold Corp.†	758	11,619
Wesdome Gold Mines, Ltd.†	44,000	395,701

		1,668,925

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.†	19,939	2,870,219
Huazhu Group, Ltd. ADR†	1,296	60,083
Kyoritsu Maintenance Co., Ltd.	1,700	63,540

Marriott International, Inc., Class A†	17,224	2,756,184
Whitbread PLC†	1,663	74,422

		5,824,448

Human Resources — 0.2%
Recruit Holdings Co., Ltd.	41,900	2,783,653

Import/Export — 0.2%
Mitsubishi Corp.	44,900	1,422,933
Sumitomo Corp.	95,900	1,360,564

		2,783,497

Industrial Automated/Robotic — 0.1%
Omron Corp.	13,200	1,258,908
SMC Corp.	1,100	655,705
THK Co., Ltd.	26,900	576,589

		2,491,202

Industrial Gases — 0.5%
Air Liquide SA	11,888	1,982,222
Air Products & Chemicals, Inc.	5,471	1,640,261
Linde PLC	18,971	6,055,543

		9,678,026

Instruments-Controls — 0.1%
Honeywell International, Inc.	11,187	2,445,702

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	10,427	1,739,224

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	81,200	916,833
Aviva PLC	231,433	1,250,125
AXA SA	140,201	4,077,740
Challenger, Ltd.	126,336	659,552
Equitable Holdings, Inc.	72,929	2,443,121
Sun Life Financial, Inc.	56,363	3,212,090
Voya Financial, Inc.	3,450	240,706

		12,800,167

Insurance-Multi-line — 1.6%
Chubb, Ltd.	71,124	13,896,207
Direct Line Insurance Group PLC	237,548	950,582
Hartford Financial Services Group, Inc.	54,071	3,943,398
MetLife, Inc.	39,730	2,495,044
Ping An Insurance Group Co. of China, Ltd.	100,500	722,055
Sampo Oyj, Class A	54,739	2,910,801
Storebrand ASA	199,499	2,138,122
Zurich Insurance Group AG	4,974	2,205,053

		29,261,262

Insurance-Property/Casualty — 0.5%
Assurant, Inc.	2,840	458,120
Berkshire Hathaway, Inc., Class B†	9,907	2,843,408
PICC Property & Casualty Co., Ltd.	1,300,000	1,216,374
Tokio Marine Holdings, Inc.	42,400	2,231,325
Travelers Cos., Inc.	13,770	2,215,318

		8,964,545

Insurance-Reinsurance — 0.3%
Muenchener Rueckversicherungs-Gesellschaft AG	14,162	4,194,319
RenaissanceRe Holdings, Ltd.	3,867	548,341

		4,742,660

Internet Application Software — 0.1%
Shopify, Inc., Class A†	1,066	1,563,534

Internet Content-Entertainment — 1.8%
Meta Platforms, Inc.†	63,445	20,528,899
Netflix, Inc.†	10,119	6,985,247
Pinterest, Inc., Class A†	25,243	1,126,848
Roku, Inc.†	825	251,542
Snap, Inc., Class A†	59,375	3,121,937
Spotify Technology SA†	2,817	815,240

		32,829,713

Internet Content-Information/News — 0.2%
Tencent Holdings, Ltd.	47,200	2,917,962

Internet Security — 0.0%
NortonLifeLock, Inc.	25,330	644,649

Investment Companies — 0.1%
Industrivarden AB, Class A	245	8,079
Melrose Industries PLC	865,601	1,869,329

		1,877,408

Investment Management/Advisor Services — 0.1%
Apollo Global Management, Inc.	2,640	203,148
Invesco, Ltd.	2,979	75,696
Julius Baer Group, Ltd.	26,042	1,882,328

		2,161,172

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,931	393,943
Epiroc AB, Class A	12,879	320,475
Epiroc AB, Class B	3,434	72,975
Metso Outotec Oyj	14,735	147,852
Sandvik AB	12,833	325,009
Weir Group PLC	9,590	227,709

		1,487,963

Machinery-Electrical — 0.1%
Mitsubishi Electric Corp.	196,900	2,634,547

Machinery-Farming — 0.0%
AGCO Corp.	392	47,906
Alamo Group, Inc.	343	51,862
Deere & Co.	974	333,410

		433,178

Machinery-General Industrial — 0.0%
Atlas Copco AB, Class B	1,200	64,904
Otis Worldwide Corp.	7,873	632,281

		697,185

Machinery-Material Handling — 0.1%
KION Group AG	22,772	2,485,026

Machinery-Pumps — 0.0%
Cactus, Inc., Class A	1,110	48,285
Flowserve Corp.	4,923	165,511
Ingersoll Rand, Inc.	8,112	436,101

		649,897

Medical Instruments — 0.6%
Alcon, Inc.	10,001	826,426

Elekta AB, Series B	95,186	1,105,257
Intuitive Surgical, Inc.†	15,846	5,722,466
Medtronic PLC	33,468	4,011,475

		11,665,624

Medical Labs & Testing Services — 0.1%
Evotec SE†	23,097	1,117,400

Medical Products — 0.6%
Abbott Laboratories	11,351	1,463,030
Align Technology, Inc.†	538	335,911
Cooper Cos., Inc.	277	115,487
Hologic, Inc.†	4,968	364,204
Koninklijke Philips NV	63,713	2,999,487
Siemens Healthineers AG*	35,190	2,337,452
STERIS PLC	679	158,709
Stryker Corp.	11,565	3,077,100

		10,851,380

Medical-Biomedical/Gene — 0.1%
Amgen, Inc.	4,103	849,198
Biogen, Inc.†	729	194,410
Incyte Corp.†	545	36,504
Moderna, Inc.†	1,348	465,343
Regeneron Pharmaceuticals, Inc.†	407	260,456
Seagen, Inc.†	1,400	246,862
Vertex Pharmaceuticals, Inc.†	710	131,300

		2,184,073

Medical-Drugs — 2.8%
AbbVie, Inc.	33,162	3,802,686
Astellas Pharma, Inc.	226,200	3,804,566
AstraZeneca PLC ADR	135,928	8,479,189
Bausch Health Cos., Inc.†	3,546	99,572
Bayer AG	41,248	2,320,716
Bristol-Myers Squibb Co.	3,939	230,038
Eli Lilly & Co.	27,230	6,937,115
GlaxoSmithKline PLC ADR	46,776	1,980,028
Ipsen SA	9,345	965,772
Johnson & Johnson	13,916	2,266,638
Merck & Co., Inc.	9,659	850,475
Novartis AG	49,116	4,057,595
Otsuka Holdings Co., Ltd.	38,100	1,502,272
Pfizer, Inc.	10,018	438,187
Roche Holding AG (NES)	14,782	5,715,997
Roche Holding AG ADR	4,843	234,062
Sanofi	44,221	4,418,256
Sanofi ADR	13,534	682,520
Zoetis, Inc.	10,661	2,304,908

		51,090,592

Medical-HMO — 1.1%
Anthem, Inc.	10,295	4,479,663
Centene Corp.†	43,463	3,096,304
Humana, Inc.	3,080	1,426,533
UnitedHealth Group, Inc.	21,454	9,878,924

		18,881,424

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	22,189	5,557,457

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	606	125,975

Metal Processors & Fabrication — 0.0%
Timken Co.	495	35,120

Metal Products-Distribution — 0.0%
Granges AB	9,493	103,298

Metal-Aluminum — 0.1%
Constellium SE†	6,128	112,817
Norsk Hydro ASA	8,862	64,913
South32, Ltd.	407,725	1,094,959

		1,272,689

Metal-Copper — 0.2%
Antofagasta PLC	92,049	1,795,755
ERO Copper Corp.†	9,074	169,294
Freeport-McMoRan, Inc.	11,742	442,908
OZ Minerals, Ltd.	6,998	132,291
Southern Copper Corp.	3,521	211,225

		2,751,473

Metal-Diversified — 0.1%
Anglo American PLC	2,761	105,139
Boliden AB	11,812	416,611
MMC Norilsk Nickel PJSC	325	101,702
Rio Tinto PLC	3,035	189,423
Rio Tinto, Ltd.	11,244	763,700

		1,576,575

Metal-Iron — 0.0%
Vale SA	8,063	102,305

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	8,298	874,259

Multimedia — 0.4%
Walt Disney Co.†	38,077	6,437,678

Networking Products — 0.2%
Cisco Systems, Inc.	29,337	1,641,992
Telefonaktiebolaget LM Ericsson, Class B	239,085	2,616,906

		4,258,898

Non-Ferrous Metals — 0.2%
Grupo Mexico SAB de CV, Class B	18,416	80,702
IGO, Ltd.	388,860	2,819,893
NAC Kazatomprom JSC GDR	2,096	90,966

		2,991,561

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	20,562	2,767,645
Waste Connections, Inc.	5,126	697,187

		3,464,832

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,302	501,191

Oil Companies-Exploration & Production — 0.3%
Aker BP ASA	1,607	61,614
Canadian Natural Resources, Ltd.	1,139	48,409
ConocoPhillips	25,261	1,881,692
Devon Energy Corp.	9,547	382,644
EOG Resources, Inc.	26,693	2,468,035
Hess Corp.	4,136	341,509
Lundin Energy AB	2,591	102,337

Magnolia Oil & Gas Corp., Class A	3,151	65,793
Pioneer Natural Resources Co.	1,064	198,947
Venture Global LNG, Inc., Series C† (1)(2)	3	13,770

		5,564,750

Oil Companies-Integrated — 0.6%
Chevron Corp.	9,380	1,073,916
Equinor ASA	125,360	3,171,877
Exxon Mobil Corp.	12,869	829,664
Galp Energia SGPS SA	15,078	156,732
Royal Dutch Shell PLC, Class B ADR	28,062	1,286,362
TotalEnergies SE	67,823	3,400,355
TotalEnergies SE ADR	13,528	677,888

		10,596,794

Oil Refining & Marketing — 0.1%
DCC PLC	15,827	1,322,563
Marathon Petroleum Corp.	5,358	353,253

		1,675,816

Oil-Field Services — 0.1%
ChampionX Corp.†	1,781	46,716
Enerflex, Ltd.	3,152	26,869
Halliburton Co.	31,384	784,286

		857,871

Optical Supplies — 0.1%
EssilorLuxottica SA	9,779	2,022,379

Paper & Related Products — 0.3%
International Paper Co.	65,654	3,261,034
Mondi PLC	4,429	110,619
Stora Enso Oyj, Class R	99,495	1,653,933
Svenska Cellulosa AB SCA, Class B	3,168	49,394
Sylvamo Corp.†	377	10,616
UPM-Kymmene Oyj	2,575	90,849

		5,176,445

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	2,173	183,662

Pharmacy Services — 0.1%
Cigna Corp.	4,999	1,067,836
CVS Health Corp.	5,953	531,484

		1,599,320

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	7,000	521,064

Pipelines — 0.0%
Enbridge, Inc.	641	26,832
TC Energy Corp.	1,384	74,875

		101,707

Platinum — 0.0%
Impala Platinum Holdings, Ltd.	1,530	19,831

Poultry — 0.0%
Sanderson Farms, Inc.	98	18,566

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	79,095	2,616,631
Schneider Electric SE	438	75,392

		2,692,023

Precious Metals — 0.0%
Wheaton Precious Metals Corp.	657	26,522

Private Equity — 0.1%
Bridgepoint Group, Ltd.†*	139,643	947,899
KKR & Co., Inc., Class A	6,257	498,495

		1,446,394

Real Estate Investment Trusts — 1.7%
Acadia Realty Trust	12,112	258,955
Agree Realty Corp.	38	2,700
Alexandria Real Estate Equities, Inc.	8,209	1,675,785
American Campus Communities, Inc.	4,052	217,673
American Tower Corp.	3,434	968,285
Apartment Income REIT Corp.	2,471	132,470
Apple Hospitality REIT, Inc.	13,243	208,048
AvalonBay Communities, Inc.	3,808	901,277
Big Yellow Group PLC	2,316	46,878
Camden Property Trust	17,847	2,910,846
Canadian Apartment Properties REIT	964	47,071
CapitaLand Integrated Commercial Trust	39,400	62,818
CubeSmart	7,202	396,182
Daiwa Office Investment Corp.	9	58,039
Derwent London PLC	2,377	110,018
Douglas Emmett, Inc.	7,525	245,917
EastGroup Properties, Inc.	864	170,882
EPR Properties	243	12,201
Equinix, Inc.	1,458	1,220,448
Equity LifeStyle Properties, Inc.	22,319	1,886,179
Equity Residential	8,381	724,118
Essential Properties Realty Trust, Inc.	428	12,750
Essex Property Trust, Inc.	2,077	706,035
Federal Realty Investment Trust	725	87,254
Gecina SA	207	28,966
Goodman Group	5,671	93,426
Great Portland Estates PLC	139,533	1,397,812
Healthcare Realty Trust, Inc.	3,486	115,247
Healthcare Trust of America, Inc., Class A	3,269	109,152
Highwoods Properties, Inc.	1,138	51,028
Hoshino Resorts REIT, Inc.	7	45,633
Host Hotels & Resorts, Inc.†	2,590	43,590
Industrial & Infrastructure Fund Investment Corp.†	41	75,003
Inmobiliaria Colonial Socimi SA	3,121	30,342
Innovative Industrial Properties, Inc.	6	1,579
Japan Metropolitan Fund Investment Corp.	68	62,347
Kilroy Realty Corp.	3,052	205,644
Kimco Realty Corp.	5,782	130,673
Lexington Realty Trust	245	3,570
Mapletree Industrial Trust	25,486	51,974
Mitsui Fudosan Logistics Park, Inc.	13	69,120
National Retail Properties, Inc.	228	10,342
Pebblebrook Hotel Trust	7,718	173,346
Prologis, Inc.	59,262	8,590,619
PS Business Parks, Inc.	929	165,083
Public Storage	1,484	492,955

Rayonier, Inc.	221	8,250
Realty Income Corp.	544	38,858
Regency Centers Corp.	3,283	231,156
Rexford Industrial Realty, Inc.	3,380	227,136
SBA Communications Corp.	467	161,269
Scentre Group	505,366	1,148,088
Simon Property Group, Inc.	3,089	452,786
SL Green Realty Corp.	1,446	101,321
Spirit Realty Capital, Inc.	94	4,599
STORE Capital Corp.	617	21,182
Summit Industrial Income REIT	8,770	167,520
Sun Communities, Inc.	593	116,216
Sunstone Hotel Investors, Inc.†	10,088	124,486
Terreno Realty Corp.	3,223	235,698
UNITE Group PLC	2,146	31,968
VEREIT, Inc.	558	28,067
Welltower, Inc.	32,722	2,630,849
Weyerhaeuser Co.	15,691	560,483
WP Carey, Inc.	724	55,828

		31,356,040

Real Estate Management/Services — 0.0%
China Resources Mixc Lifestyle Services, Ltd.*	8,400	44,211
Fabege AB	4,279	72,346

		116,557

Real Estate Operations & Development — 0.2%
CTP BV*	3,191	67,874
Heiwa Real Estate Co., Ltd.†	1,400	44,097
Hongkong Land Holdings, Ltd.	19,000	104,690
Howard Hughes Corp.†	1,243	108,302
Kojamo Oyj	4,682	104,621
LEG Immobilien SE	625	92,950
Mitsui Fudosan Co., Ltd.	108,600	2,475,956
PSP Swiss Property AG	203	25,364
Shurgard Self Storage SA	992	60,778
Sun Hung Kai Properties, Ltd.	10,500	139,676
Tokyo Tatemono Co., Ltd.	2,900	42,492
Wharf Real Estate Investment Co., Ltd.	12,000	67,708

		3,334,508

Rental Auto/Equipment — 0.4%
Ashtead Group PLC	32,998	2,765,564
Element Fleet Management Corp.	172,273	1,872,230
United Rentals, Inc.†	4,900	1,857,639

		6,495,433

Retail-Apparel/Shoe — 0.6%
Burlington Stores, Inc.†	1,757	485,441
Lululemon Athletica, Inc.†	5,069	2,362,205
Moncler SpA	28,676	2,059,244
Next PLC	16,030	1,747,571
Ross Stores, Inc.	20,160	2,282,112
Zalando SE†*	20,910	1,971,948

		10,908,521

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	222	396,234
O’Reilly Automotive, Inc.†	999	621,698

		1,017,932

Retail-Automobile — 0.2%
CarMax, Inc.†	1,032	141,302
Carvana Co.†	8,930	2,707,397

		2,848,699

Retail-Building Products — 0.5%
Home Depot, Inc.	13,950	5,185,773
Kingfisher PLC	575,079	2,636,533
Lowe’s Cos., Inc.	3,740	874,487

		8,696,793

Retail-Discount — 0.4%
Costco Wholesale Corp.	2,956	1,452,992
Dollar General Corp.	10,594	2,346,783
Dollar Tree, Inc.†	2,425	261,318
Walmart, Inc.	15,933	2,380,709

		6,441,802

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	23,500	877,320

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	30,952	2,027,047

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	736	270,377

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	1,281	2,278,937
McDonald’s Corp.	3,767	924,987
Starbucks Corp.	21,302	2,259,503
Yum! Brands, Inc.	24,654	3,080,271

		8,543,698

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	41,200	506,437

Rubber/Plastic Products — 0.0%
Hexpol AB	2,677	31,265

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	18,044	3,130,454
NXP Semiconductors NV	16,044	3,222,598
QUALCOMM, Inc.	24,526	3,262,939
Renesas Electronics Corp.†	79,200	974,235
Taiwan Semiconductor Manufacturing Co., Ltd.	305,000	6,471,043
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,949	676,401

		17,737,670

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	24,006	3,280,420
ASML Holding NV(NASDAQ)	3,433	2,790,617
ASML Holding NV(XAMS)	6,654	5,388,262
Entegris, Inc.	568	79,963
KLA Corp.	4,635	1,727,742
Tokyo Electron, Ltd.	4,600	2,133,012

		15,400,016

Silver Mining — 0.0%
MAG Silver Corp.†	5,428	108,451

Pan American Silver Corp.	690	17,671

		126,122

Specified Purpose Acquisitions — 0.0%
Bluescape Opportunities Acquisition Corp.†	709	7,260

Steel Pipe & Tube — 0.0%
Tenaris SA	3,394	37,783

Steel-Producers — 0.0%
Nippon Steel Corp.	6,400	112,249
Nucor Corp.	1,352	150,951
Reliance Steel & Aluminum Co.	2,493	364,377
Steel Dynamics, Inc.	3,083	203,725

		831,302

Telephone-Integrated — 0.5%
AT&T, Inc.	33,851	855,076
KT Corp.	31,155	813,168
Nippon Telegraph & Telephone Corp.	181,800	5,085,136
SoftBank Group Corp.	18,700	1,011,334
Telecom Italia SpA (RSP)	1,356,866	515,265
Verizon Communications, Inc.	13,908	736,985

		9,016,964

Tobacco — 0.1%
Altria Group, Inc.	12,496	551,198
Philip Morris International, Inc.	12,233	1,156,508

		1,707,706

Transport-Rail — 0.7%
Canadian Pacific Railway, Ltd.	4,181	323,609
Central Japan Railway Co.	8,800	1,304,847
CSX Corp.	96,568	3,492,865
Norfolk Southern Corp.	16,397	4,805,141
Union Pacific Corp.	10,190	2,459,866

		12,386,328

Transport-Services — 0.3%
FedEx Corp.	3,539	833,540
United Parcel Service, Inc., Class B	20,291	4,331,520

		5,165,060

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	71,075	2,336,946

Web Hosting/Design — 0.0%
VeriSign, Inc.†	2,400	534,408

Web Portals/ISP — 3.2%
Alphabet, Inc., Class A†	2,804	8,302,420
Alphabet, Inc., Class C†	15,504	45,975,717
NAVER Corp.	4,963	1,728,587
Z Holdings Corp.	201,900	1,250,637

		57,257,361

Wire & Cable Products — 0.1%
Prysmian SpA	51,803	1,958,215

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	4,461	1,108,960

Total Common Stocks (cost $748,503,703)		1,044,683,436

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Rivian Automotive, Inc. Series F† (1)(2)	$13,955	991,224

Decision Support Software — 0.0%
Databricks, Inc. Series G† (1)(2)	402	88,622
Databricks, Inc. Series H† (1)(2)	871	192,014

		280,636

E-Commerce/Services — 0.0%
Farmer’s Business Network, Inc., Series C†(1)(2)	563	34,995

Electric-Integrated — 0.0%
AES Corp.	2,723	275,050
NextEra Energy, Inc.	1,994	108,613
Southern Co. 6.75%	6,894	352,904

		736,567

Energy-Alternate Sources — 0.0%
Lilac Solutions, Inc., Series B†(1)(2)	4,155	54,547

Enterprise Software/Service — 0.0%
Gusto, Inc. Series E† (1)(2)	3,216	97,751

Total Convertible Preferred Securities (cost $1,629,577)		2,195,720

PREFERRED SECURITIES — 0.0%
Finance-Investment Banker/Broker — 0.0%
Ladenburg Thalmann Financial Services, Inc.† 6.50%	22,001	379,517

Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%	41,740	427,000

Total Preferred Securities (cost $750,824)		806,517

ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
American Express Credit Account Master Trust FRS Series 2017-5, Class B 0.67% (1 ML+0.58%) due 02/18/2025	320,000	320,801

Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	623,771	622,264
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	515,238	510,918
Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	200,126	199,709
Angel Oak Mtg. Trust VRS Series 2020-6, Class A2 1.52% due 05/25/2065*(3)(4)	163,104	163,292
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 1.02% (1 ML+0.93%) due 12/15/2036*(5)	680,000	679,985
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	447,295
BFLD Trust FRS Series 2019-DPLO, Class C 1.63% (1 ML+1.54%) due 10/15/2034*(5)	650,000	646,736
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(5)	280,000	287,835
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(5)	520,000	563,760
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(3)(5)	345,000	368,073
CIFC Funding, Ltd. FRS Series 2021-3A, Class A 1.26% (3 ML+1.14%) due 07/15/2036*(6)	405,000	404,898
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(5)	250,000	269,460
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(5)	50,000	53,985
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	459,368	462,235
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	800,000	822,530
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	97,456	97,615
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(5)	645,000	662,379
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(5)	345,000	371,196
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(5)	250,000	268,662
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(5)	165,000	177,698
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(5)	245,000	258,345
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(3)(4)	180,863	180,066
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	384,138	408,178
Dryden 77 CLO, Ltd. FRS Series 2020-77A, Class AR 1.25% (3 ML+1.12%) due 05/20/2034*(6)	570,000	569,855
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	63,974	64,994
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(3)(4)	235,940	234,352
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(3)(4)	126,120	127,315
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	280,000	278,698
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	610,000	631,883
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	520,000	516,839
Galton Funding Mtg. Trust VRS Series 2020-H1, Class A1 2.31% due 01/25/2060*(3)(4)	109,296	110,816
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(3)(4)	57,083	57,646
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	12,739	12,756
Great Wolf Trust FRS Series 2019-WOLF, Class D 2.02% (1 ML+1.93%) due 12/15/2036*(5)	310,000	306,884
GS Mtg. Securities Trust VRS Series 2016-PJ5, Class A8 2.50% due 10/25/2051*(3)(4)	845,168	860,818

GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 2.97% due 10/25/2050*(3)(4)	279,001	283,825
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(5)	25,000	26,979
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(5)	275,000	307,440
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	552,900	581,887
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(4)	44,706	44,900
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A3 3.03% due 11/25/2059*(3)(4)	140,262	141,890
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(5)	50,000	52,951
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.92% (1 ML+0.83%) due 08/25/2050*(4)	80,166	80,733
JPMorgan Mtg. Trust VRS Series 2020-INV2, Class A3 3.00% due 10/25/2050*(3)(4)	425,939	435,157
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	169,238	172,985
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	133,610	136,567
Magnetite CLO XXIII, Ltd. FRS Series 2019-23A, Class A 1.43% (3 ML+1.30%) due 10/25/2032*(6)	615,000	615,108
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.19% (1 ML+1.10%) due 04/15/2038*(5)	1,045,000	1,044,998
MHC Trust FRS Series 2021-MHC2, Class D 1.59% (1 ML+1.50%) due 05/15/2023*(5)	440,000	433,117
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(3)	4,263	4,272
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(3)	53,818	54,411
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(3)	199,790	203,161
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	1,141	1,141
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(5)	110,000	115,217
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(5)	250,000	269,457
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(5)	115,000	121,922
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(5)	410,000	442,283
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	148,323	149,956
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	194,330	192,997
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	460,224	468,341
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	395,765	403,787
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	422,962	431,194
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32% due 04/20/2062*	1,047,623	1,038,949
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.68% (1 ML+1.59%) due 04/15/2032*(5)	915,000	902,371
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(3)(4)	334,344	337,328
OBX Trust FRS Series 2020-EXP1, Class 2A2 1.04% (1 ML+0.95%) due 02/25/2060*(4)	66,904	66,771
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.19% (1 ML+1.10%) due 10/25/2059*(4)	70,471	71,469
OBX Trust VRS Series 2020-EXP2, Class A8 3.00% due 05/25/2060*(3)(4)	278,737	280,830

OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(3)(4)	123,720	125,633
OBX Trust VRS Series 2020-EXP1, Class 1A8 3.50% due 02/25/2060*(3)(4)	205,033	208,969
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 1.29% (3 ML+1.17%) due 10/17/2029*(6)	590,354	590,507
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 1.27% (3 ML+1.15%) due 07/15/2034*(6)	490,000	489,877
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	955,450	955,267
PSMC Trust VRS Series 2021-2, Class A3 2.50% due 05/25/2051*(3)(4)	718,873	730,386
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(3)(4)	115,047	116,175
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.87% due 07/30/2051*	485,000	478,161
SFO Commercial Mtg. Trust FRS Series 2021-555, Class B 1.59% (1 ML+1.50%) due 05/15/2038*(5)	460,000	460,281
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(3)(4)	45,659	45,724
SLM Student Loan Trust FRS Series 2007-7, Class A4 0.45% (3 ML+0.33%) due 01/25/2022	557,035	547,601
SLM Student Loan Trust FRS Series 2010-1, Class A 0.49% (1 ML+0.40%) due 03/25/2025	202,628	199,389
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	905,472	884,215
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	236,456	235,645
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A2 1.17% due 05/25/2065*(3)(4)	199,813	199,340
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	27,969	28,232
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	227,241	228,229
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	280,803
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	7,396	7,408
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	9,204	9,243
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	55,404	56,100
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	517,455	527,740
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)	126,441	128,074
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(3)	294,231	299,330
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(3)	85,568	86,817
Verus Securitization Trust VRS Series 2021-1, Class A1 0.82% due 01/25/2066*(3)(4)	286,741	285,609
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(4)	240,251	243,545
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	109,706	110,131
Wells Fargo Mtg. Backed Securities Trust VRS Series 2021-RR1, Class A1 2.50% due 12/25/2050*(3)(4)	440,929	444,586
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	25,000	26,481
World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	710,646
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(5)	640,000	685,799

Total Asset Backed Securities (cost $33,176,617)		33,361,108

U.S. CORPORATE BONDS & NOTES — 9.6%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	40,000	43,209

Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	75,000	80,080

		123,289

Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	775,000	802,478
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	765,000	749,700

		1,552,178

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	435,776
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	244,981
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	665,000	698,921

		1,379,678

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 4.60% due 06/15/2028	785,000	774,991

Agricultural Chemicals — 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Senior Sec. Notes 6.13% due 06/15/2028*	800,000	828,000

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	624,727	640,993
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	100,059	102,584
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	324,210	322,990
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	289,134	284,918
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	295,000	365,431
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	307,535	307,858
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	149,898	152,152
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	323,685	356,133

		2,533,059

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	150,000	158,671
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	189,121
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	817,109

		1,164,901

Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.00% due 11/13/2030	290,000	302,688
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	295,000	306,062
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	330,000	366,712
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	593,200
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	826,585
Hyundai Capital America Senior Notes 1.65% due 09/17/2026*	1,145,000	1,124,967
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	455,000	482,207
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	805,816

		4,808,237

Auto/Truck Parts & Equipment-Original — 0.1%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	780,000	769,275

Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	805,000	785,076
Wheel Pros, Inc. Senior Notes 6.50% due 05/15/2029*	805,000	783,869

		2,338,220

Banks-Commercial — 0.1%
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	269,893
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	396,675
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	415,000	411,560

		1,078,128

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	1,200,000	1,211,612

Banks-Super Regional — 0.1%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	270,000	273,865
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	549,235
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	340,542
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	720,000	737,873

		1,901,515

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	146,107
Triton Water Holdings, Inc. Senior Notes 6.25% due 04/01/2029*	820,000	817,130

		963,237

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	650,000	910,780

Broadcast Services/Program — 0.1%
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	720,000	766,800
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	895,000	944,225

		1,711,025

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,851
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	161,032

		172,883

Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	645,000	654,675

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,313,639
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	1,620,000	1,581,366
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	340,000	352,202
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	920,000	875,629
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Senior Sec. Notes 5.88% due 08/15/2027*	390,000	404,293
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	644,340

		5,171,469

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	199,278

Chemicals-Diversified — 0.1%
Polar US Borrower LLC/Schenectady International Group, Inc. Senior Notes 6.75% due 05/15/2026*	640,000	636,339
SCIH Salt Holdings, Inc. Senior Notes 6.63% due 05/01/2029*	905,000	851,831

		1,488,170

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 2.75% due 08/18/2055*	830,000	819,678

Coal — 0.0%
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	470,000	472,350

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	480,000	506,961

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	965,000	978,890
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	884,066

		1,862,956

Communications Software — 0.0%
Consensus Cloud Solutions, Inc. Company Guar. Notes 6.50% due 10/15/2028*	210,000	218,400

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 2.40% due 12/15/2031	825,000	812,006

Computers — 0.1%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	655,000	636,749
Apple, Inc. Senior Notes 1.70% due 08/05/2031	910,000	883,275
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	285,789

		1,805,813

Containers-Paper/Plastic — 0.0%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	405,000	399,431
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU Senior Sec. Notes 4.00% due 10/15/2027*	405,000	396,293

		795,724

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,940,000	1,993,350

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	293,000	312,045
PerkinElmer, Inc. Senior Notes 1.90% due 09/15/2028	595,000	583,996
Thermo Fisher Scientific, Inc. Senior Notes 2.80% due 10/15/2041	420,000	421,042
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	319,490

		1,636,573

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	685,000	649,037
US Renal Care, Inc. Senior Notes 10.63% due 07/15/2027*	760,000	788,082

		1,437,119

Direct Marketing — 0.0%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	730,000	771,975

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	665,000	650,968
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	405,000	409,890
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	960,000	925,025
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	848,893
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	161,998
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	387,936
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	500,228
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	550,090
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	195,226
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	745,000	749,158
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/21/2042	505,000	503,017

Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	134,177
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	705,000	781,015
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	680,000	688,512
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	355,000	366,676
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	213,469
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	485,102
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	525,000	611,235
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	28,175
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	584,389
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,110,034
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	835,448
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	30,852

		11,751,513

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	947,903

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	465,000	483,937
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	452,399

		936,336

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	257,326
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	452,281
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	464,537

		1,174,144

E-Commerce/Services — 0.1%
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	450,000	457,331
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	924,883

		1,382,214

Electric-Generation — 0.0%
Vistra Operations Co., LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	442,802

Electric-Integrated — 0.3%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	460,000	483,289
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	206,169
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	47,003
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	43,482
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	254,392
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	182,486
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	263,008
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	558,547
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	595,204
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	344,509
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	445,000	431,877
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	976,335
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	421,075

Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	463,660

		5,271,036

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	652,469

Electronic Components-Semiconductors — 0.1%
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	180,000	184,959
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	585,000	644,880
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	240,000	236,816

		1,066,655

Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 2.20% due 09/15/2031	265,000	261,013

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	78,522

Enterprise Software/Service — 0.0%
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	740,000	766,825

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	960,000	1,030,163

Finance-Credit Card — 0.2%
Capital One Financial Corp. Senior Notes 3.65% due 05/11/2027	815,000	885,880
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	641,397
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	392,794
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	750,546
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	108,279

		2,778,896

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	571,069

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	670,621
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	488,725

		1,159,346

Golf — 0.0%
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	800,000	769,600

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.65% due 12/01/2028	860,000	976,253

Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	50,000	50,542

Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 5.88% due 11/01/2029*	390,000	391,911
BroadStreet Partners, Inc. Senior Notes 5.88% due 04/15/2029*	805,000	790,913
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	235,000	235,004
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	113,583
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	418,048
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	486,622

		2,436,081

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	634,999
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	245,000	244,002
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	878,379

Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	713,089
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	399,442
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	354,908
Protective Life Global Funding Sec. Notes 1.08% due 06/09/2023*	255,000	256,797
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,224,179
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	605,767

		5,311,562

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	121,180
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	620,085
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	200,000	201,905

		943,170

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	95,725
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	205,666

		301,391

Internet Connectivity Services — 0.0%
Northwest Fiber LLC/Northwest Fiber Finance Sub., Inc. Senior Sec. Notes 4.75% due 04/30/2027*	545,000	532,056

Investment Management/Advisor Services — 0.0%
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	290,000	321,900
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	302,157

		624,057

Machinery-General Industrial — 0.0%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	430,150

Machinery-Pumps — 0.0%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	750,000	821,250

Machinery-Thermal Process — 0.0%
GrafTech Finance, Inc. Senior Sec. Notes 4.63% due 12/15/2028*	810,000	818,100

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	1,100,000	1,121,879
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	864,301
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	29,275

		2,015,455

Medical Products — 0.0%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	217,075
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	505,316

		722,391

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,029,587
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	50,944

		1,080,531

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	570,000	602,755
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	106,632
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	445,024
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	59,143
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	540,000	675,985
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022	570,000	583,894

Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	33,000	36,096
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	300,000	376,710
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	980,000	961,903

		3,848,142

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 2.15% due 02/03/2032	350,000	338,832
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	475,000	473,578
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	880,000	898,596
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	101,454

		1,812,460

Medical-Hospitals — 0.5%
Banner Health Notes 1.90% due 01/01/2031	215,000	210,546
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	122,486
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	1,084,905
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 04/01/2028*	820,000	776,220
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	307,654
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	240,000	245,314
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	637,146
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	610,000	603,900
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	336,418
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	572,753
Providence St. Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,631,851
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	504,485
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	560,000	587,972
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	225,000	257,625
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	925,730

		8,805,005

Medical-Outpatient/Home Medical — 0.1%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	1,261,000	964,665

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	512,490
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	329,774
McKesson Corp. Senior Notes 1.30% due 08/15/2026	880,000	862,756

		1,705,020

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	291,056

Oil Companies-Exploration & Production — 0.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 5.88% due 06/30/2029*	490,000	496,017
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	415,000	451,313
CNX Resources Corp. Company Guar. Notes 6.00% due 01/15/2029*	240,000	253,200
CNX Resources Corp. Company Guar. Notes 7.25% due 03/14/2027*	520,000	552,890
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	760,000	817,000
ConocoPhillips Company Guar. Notes 3.75% due 10/01/2027*	155,000	170,695

Coterra Energy, Inc. Senior Notes 4.38% due 06/01/2024*	15,000	16,054
Coterra Energy, Inc. Senior Notes 4.38% due 03/15/2029*	965,000	1,096,797
Diamondback Energy, Inc. Company Guar. Notes 2.88% due 12/01/2024	795,000	827,253
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	415,000	459,574
Encino Acquisition Partners Holdings LLC Company Guar. Notes 8.50% due 05/01/2028*	390,000	407,550
Gulfport Energy Operating Corp. Company Guar. Notes 8.00% due 05/17/2026*	745,000	825,087
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	202,933
Moss Creek Resources Holdings, Inc. Company Guar. Notes 7.50% due 01/15/2026*	585,000	532,175
Moss Creek Resources Holdings, Inc. Company Guar. Notes 10.50% due 05/15/2027*	380,000	376,200
Occidental Petroleum Corp Senior Notes 8.50% due 07/15/2027	335,000	417,075
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	425,000
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	230,000	275,425
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	416,000	487,606
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	170,000	216,325
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	205,000	250,848
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	285,000	293,194
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	235,000	230,002
SM Energy Co. Senior Notes 5.63% due 06/01/2025	430,000	431,075
SM Energy Co. Senior Notes 6.63% due 01/15/2027	400,000	413,000

		10,924,288

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	890,000	861,828
Chevron Corp. Senior Notes 2.00% due 05/11/2027	390,000	397,507

		1,259,335

Oil Refining & Marketing — 0.1%
Citgo Holding, Inc. Senior Sec. Notes 9.25% due 08/01/2024*	775,000	786,625
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	945,000	987,787

		1,774,412

Oil-Field Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	770,000	799,838

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	209,574
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	614,064

		823,638

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	500,000	516,869
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	390,000	409,484
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	280,000	268,029
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	609,609
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	742,435

		2,546,426

Pipelines — 0.4%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	94,471

Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	185,000	194,745
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	170,573
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	565,000	603,239
Energy Transfer LP Senior Notes 3.75% due 05/15/2030	235,000	250,596
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	385,000	447,374
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	780,000	819,000
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	51,133
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	765,000	775,764
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 7.50% due 11/01/2023	335,000	321,600
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	676,620
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	185,000	210,903
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	198,746
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	615,000	637,294
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	320,000	320,070
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	506,434

		6,278,562

Printing-Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	740,000	778,850
Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	745,000	738,481
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	740,000	776,845

		1,515,326

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,112,361
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	49,570
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	390,891
American Tower Corp. Senior Notes 1.45% due 09/15/2026	910,000	896,605
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	303,606
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	126,304
Brookfield Property REIT, Inc. Senior Sec. Notes 5.75% due 05/15/2026*	785,000	812,082
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	360,000	350,354
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	162,029
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	386,865
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	179,506
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	220,000	221,453
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	677,742
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	35,931
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	286,952
Hospitality Properties Trust Senior Notes 4.95% due 02/15/2027	420,000	413,742
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	371,096

Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,525
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	280,514
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	152,447
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	345,000	357,870
Service Properties Trust Senior Notes 3.95% due 01/15/2028	807,000	752,527
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	287,686
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	540,000	573,475
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	381,893

		9,580,026

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. Senior Notes 7.88% due 05/01/2029*	780,000	787,800

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	53,229
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	472,162

		525,391

Retail-Building Products — 0.1%
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*	885,000	894,797

Retail-Drug Store — 0.1%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	1,000,000	1,002,500

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	127,950
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	80,434

		208,384

Retail-Major Department Stores — 0.0%
TJX Cos., Inc. Senior Notes 1.60% due 05/15/2031	250,000	239,665

Retail-Misc./Diversified — 0.0%
LSF9 Atlantis Holdings LLC/Victra Finance Corp. Senior Sec. Notes 7.75% due 02/15/2026*	770,000	780,441

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Notes 10.75% due 04/15/2027*	795,000	759,225

Retail-Regional Department Stores — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	805,000	845,492

Retail-Restaurants — 0.1%
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	430,000	393,450
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. Senior Sec. Notes 7.00% due 08/15/2028*	320,000	302,800
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	680,000	695,300

		1,391,550

Schools — 0.1%
Adtalem Global Education, Inc. Senior Sec. Notes 5.50% due 03/01/2028*	675,000	681,750
George Washington University Notes 3.55% due 09/15/2046	45,000	49,958
Northwestern University Bonds 2.64% due 12/01/2050	450,000	459,026

		1,190,734

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	870,000	880,627
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	364,850

		1,245,477

Soap & Cleaning Preparation — 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. Company Guar. Notes 7.00% due 12/31/2027*	710,000	686,613

Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	920,000	906,363

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	310,000	320,010
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	664,805

		984,815

Telecom Services — 0.0%
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	80,000	82,800
Frontier Communications Holdings LLC Sec. Notes 5.88% due 11/01/2029	405,000	403,481
Frontier Communications Holdings LLC Sec. Notes 6.00% due 01/15/2030*	230,000	231,088

		717,369

Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 6.13% due 09/15/2028*	710,000	738,613
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	465,000	473,807

		1,212,420

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	470,000	453,421
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	1,735,000	1,787,121
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	345,000	391,881
Consolidated Communications, Inc. Senior Sec. Notes 6.50% due 10/01/2028*	775,000	825,290
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	930,000	876,525
Level 3 Financing, Inc. Company Guar. Notes 4.25% due 07/01/2028*	215,000	212,581
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	824,000	778,231
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	710,000	670,243
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	865,627

		6,860,920

Television — 0.1%
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	960,000	914,400

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	140,000	144,341

Toys — 0.1%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	509,579
Hasbro, Inc. Senior Notes 3.55% due 11/19/2026	665,000	715,532

		1,225,111

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	397,674
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	650,712

		1,048,386

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	480,000	502,464
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	365,000	392,838
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	323,283

		1,218,585

Wireless Equipment — 0.0%
ViaSat, Inc. Senior Notes 6.50% due 07/15/2028*	575,000	603,750

Total U.S. Corporate Bonds & Notes (cost $165,965,599)		172,303,303

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Rivian Automotive, Inc. Promissory Notes 0.00% due 07/23/2026+(1)(2) (cost $619,218)	619,218	619,218

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	107,370

Aerospace/Defense-Equipment — 0.1%
Rolls-Royce PLC Company Guar. Notes 5.75% due 10/15/2027*	730,000	807,781

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	121,780

Auto-Cars/Light Trucks — 0.1%
Aston Martin Capital Holdings, Ltd. Senior Sec. Notes 10.50% due 11/30/2025*	755,000	830,983
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.50% due 07/15/2029*	845,000	814,360

		1,645,343

Auto/Truck Parts & Equipment-Original — 0.0%
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	730,386

Banks-Commercial — 0.4%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	549,133
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	421,618
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	355,000	392,275
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	253,557
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	326,369
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	446,268
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	499,371
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	267,947
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,114,999
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	422,347
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	205,950
Nordea Bank Abp Senior Notes 1.00% due 06/09/2023*	265,000	267,007
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	700,000	710,873
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	420,544
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	788,143
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	59,644

		7,146,045

Banks-Money Center — 0.0%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	643,500

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 1.38% due 09/29/2025	265,000	266,417

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	55,852

Building Societies — 0.1%
Nationwide Building Society Senior Notes 1.50% due 10/13/2026*	875,000	860,880

Cable/Satellite TV — 0.0%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	300,000	315,000

Casino Hotels — 0.0%
Studio City Finance, Ltd. Company Guar. Notes 5.00% due 01/15/2029*	785,000	709,491

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	850,000	882,570

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	432,186

Chemicals-Specialty — 0.0%
Venator Finance SARL/Venator Materials Corp. Company Guar. Notes 5.75% due 07/15/2025*	760,000	709,908

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	850,000	873,400

Containers-Metal/Glass — 0.0%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*	670,000	701,825

Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	785,000	798,973

Diversified Banking Institutions — 0.6%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	618,144
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	212,477
Barclays PLC Senior Notes 2.85% due 05/07/2026	830,000	863,701
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	316,862
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	435,000	442,838
Credit Agricole SA FRS Senior Notes 1.55% (3 ML+1.43%) due 01/10/2022*	275,000	275,745
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	627,197
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	678,632
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	327,420
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	385,000	391,334
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	328,209
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	550,044
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	800,000	821,550
Natwest Group PLC Senior Notes 4.52% due 06/25/2024	900,000	952,474
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	465,000	477,039
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,299,740
UBS Group AG Senior Notes 1.36% due 01/30/2027*	340,000	333,726
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	340,290

		9,857,422

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	495,979
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	530,650

		1,026,629

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	115,000	121,455

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	152,100
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	777,517
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	161,337
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	160,000	185,297
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	174,041
VistaJet Malta Finance PLC/XO Management Holding, Inc. Senior Notes SR UNSECURED 10.50% due 06/01/2024*	1,633,000	1,762,660

		3,212,952

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	475,786

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	1,620,000	1,582,902

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	267,980
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	780,000	781,950

		1,049,930

Gold Mining — 0.0%
IAMGOLD Corp Company Guar. Notes 5.75% due 10/15/2028*	740,000	727,050

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	38,242
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	449,930

		488,172

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,148,877

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	446,914

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	270,922

Internet Financial Services — 0.0%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	650,000	666,250

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	430,000	445,625
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	362,718
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	415,000	406,086

		1,214,429

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 3.15% due 06/15/2030	815,000	822,067
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	165,000	165,000

		987,067

Metal-Copper — 0.0%
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	265,000	273,944

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	326,812

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	32,093

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 01/15/2031*	200,000	212,128

Oil & Gas Drilling — 0.0%
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	428,800	428,800

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	793,703
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	108,405
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	502,485
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	531,255

		1,935,848

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	267,398
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	50,115
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	225,000	237,481

		554,994

Oil-Field Services — 0.1%
Transocean Proteus, Ltd. Senior Sec. Notes 6.25% due 12/01/2024*	374,000	377,740

Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	795,000	840,712

		1,218,452

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	211,690

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	94,660
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	127,875
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,987

		239,522

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	465,000	464,431
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	96,755

		561,186

Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	685,000	701,269

Satellite Telecom — 0.1%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,093,000	887,013

Telecom Services — 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	875,000	887,031

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	210,210
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	210,304

		420,514

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	369,815

Web Portals/ISP — 0.0%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	645,406

Total Foreign Corporate Bonds & Notes (cost $49,457,812)		50,991,981

U.S. GOVERNMENT AGENCIES — 7.0%
Federal Home Loan Mtg. Corp. — 0.5%
2.00% due 01/01/2036	1,119,288	1,151,891
2.50% due 05/01/2051	104,711	107,966
2.50% due 06/01/2051	374,105	385,533
2.50% due 07/01/2051	119,088	122,900
2.50% due 08/01/2051	793,527	818,909
3.00% due 11/01/2034	89,779	95,812
3.00% due 12/01/2046	595,432	634,839
3.00% due 04/01/2047	92,213	97,148
3.00% due 09/01/2049	139,499	148,965
3.00% due 01/01/2050	1,538,336	1,620,143
3.50% due 06/01/2033	55,430	59,070
3.50% due 09/01/2042	10,993	11,807
3.50% due 03/01/2044	54,463	58,787
3.50% due 03/01/2046	66,999	72,568
3.50% due 03/01/2048	493,558	529,667
4.00% due 09/01/2045	4,092	4,468
4.00% due 01/01/2050	676,271	722,748
4.00% due 04/01/2050	903,321	971,368
5.00% due 12/01/2041	110,600	122,476
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(5)	100,928	103,647
Series K068, Class A1 2.95% due 02/25/2027(5)	269,586	284,851
Federal Home Loan Mtg. Corp. REMIC
Series 4977, Class IO 4.50% due 05/25/2050(4)(13)	289,533	47,554
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 0.59% (1 ML+0.50%) due 10/15/2046(4)	31,826	32,135
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 0.85% (SOFR30A+0.80%) due 08/25/2033*(4)	378,829	379,070
Series 2020-HQA5, Class M1 1.15% (SOFR30A+1.10%) due 11/25/2050*(4)	17,929	17,929
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 0.75% (SOFR30A+0.70%) due 08/25/2033*(4)	138,391	138,391
Series 2020-DNA6, Class M1 0.95% (SOFR30A+0.90%) due 12/25/2050*(4)	73,178	73,224

Series 2021-DNA6, Class M2 1.55% (SOFR30A+1.50%) due 10/25/2041*(4)	335,000	335,419
Series 2021-DNA3, Class M2 2.15% (SOFR30A+2.10%) due 10/25/2033*(4)	250,000	255,195

		9,404,480

Federal National Mtg. Assoc. — 2.4%
2.00% due 05/01/2036	1,426,415	1,472,094
2.50% due 11/01/2031	113,446	118,737
2.50% due 01/01/2032	184,862	193,330
2.50% due 02/01/2032	189,035	197,442
2.50% due 05/01/2032	430,214	451,301
2.50% due 06/01/2051	384,059	395,738
2.50% due 07/01/2051	738,515	762,232
2.50% due 08/01/2051	2,147,831	2,214,430
2.50% due 10/01/2051	2,234,350	2,305,367
3.00% due 01/01/2031	7,586	7,960
3.00% due 10/01/2032	613,024	651,857
3.00% due 12/01/2032	191,487	201,587
3.00% due 11/01/2033	205,793	219,296
3.00% due 02/01/2034	788,325	829,660
3.00% due 02/01/2035	91,438	97,150
3.00% due 11/01/2036	167,512	178,419
3.00% due 12/01/2036	56,689	60,463
3.00% due 10/01/2037	271,926	287,029
3.00% due 02/01/2040	902,829	963,759
3.00% due 02/01/2043	217,374	231,257
3.00% due 04/01/2043	901,160	959,158
3.00% due 05/01/2043	72,010	76,388
3.00% due 07/01/2043	15,928	16,997
3.00% due 08/01/2043	13,258	14,106
3.00% due 09/01/2043	77,777	83,364
3.00% due 01/01/2044	372,217	395,832
3.00% due 09/01/2046	576,770	610,037
3.00% due 10/01/2046	334,062	354,309
3.00% due 11/01/2046	2,198,499	2,330,759
3.00% due 12/01/2046	647,537	687,876
3.00% due 01/01/2047	656,127	693,191
3.00% due 06/01/2047	126,568	135,594
3.00% due 08/01/2047	526,486	560,771
3.00% due 11/01/2047	840,257	888,249
3.00% due 09/01/2048	429,341	453,730
3.00% due 08/01/2049	119,773	127,936
3.00% due 12/01/2049	1,344,366	1,416,824
3.00% due 07/01/2050	213,572	224,787
3.50% due 11/01/2032	134,654	143,912
3.50% due 12/01/2033	667,879	709,836
3.50% due 02/01/2035	11,801	12,668
3.50% due 06/01/2038	67,161	71,129
3.50% due 10/01/2041	13,485	14,572
3.50% due 07/01/2042	48,628	52,775
3.50% due 09/01/2042	46,754	50,461
3.50% due 10/01/2042	43,581	47,036
3.50% due 07/01/2043	12,418	13,483
3.50% due 08/01/2043	250,315	270,162
3.50% due 01/01/2044	674,497	727,974
3.50% due 07/01/2044	162,780	175,771
3.50% due 04/01/2045	136,626	146,629
3.50% due 06/01/2045	101,991	109,975
3.50% due 08/01/2045	349,308	375,695
3.50% due 11/01/2045	140,083	150,233
3.50% due 12/01/2045	260,981	280,800
3.50% due 01/01/2046	457,455	490,277
3.50% due 03/01/2046	973,648	1,036,682
3.50% due 04/01/2046	272,854	292,470
3.50% due 06/01/2046	768,000	827,956
3.50% due 09/01/2046	331,613	355,209
3.50% due 10/01/2046	213,672	228,023
3.50% due 02/01/2047	97,890	104,186
3.50% due 03/01/2047	136,962	146,061
3.50% due 05/01/2047	450,587	480,150
3.50% due 08/01/2047	278,267	299,633
3.50% due 12/01/2047	5,684	6,046
3.50% due 01/01/2048	278,603	299,113
3.50% due 04/01/2048	288,701	306,875
3.50% due 10/01/2049	613,396	665,971
4.00% due 12/01/2040	6,937	7,642
4.00% due 02/01/2041	329,248	363,739
4.00% due 07/01/2044	284,258	311,042
4.00% due 06/01/2045	195,448	211,583
4.00% due 07/01/2045	247,120	270,174
4.00% due 09/01/2045	252,823	277,998
4.00% due 10/01/2045	127,034	139,052
4.00% due 11/01/2045	9,609	10,505
4.00% due 12/01/2045	270,809	299,977
4.00% due 03/01/2046	59,801	65,599
4.00% due 09/01/2046	9,139	9,962
4.00% due 01/01/2047	73,872	79,933
4.00% due 02/01/2047	181,065	197,320
4.00% due 03/01/2047	439,026	474,904
4.00% due 04/01/2047	432,712	467,632
4.00% due 05/01/2047	158,915	171,636
4.00% due 08/01/2047	1,260,700	1,369,273
4.00% due 10/01/2048	158,876	171,978
4.00% due 11/01/2049	154,172	164,894
4.50% due 07/01/2040	108,835	120,228
4.50% due 01/01/2044	76,835	85,409
4.50% due 03/01/2046	583,195	647,914
4.50% due 09/01/2046	179,337	199,813
4.50% due 11/01/2046	763,392	851,873
4.50% due 05/01/2047	162,384	179,878
4.50% due 08/01/2048	45,368	49,125
4.50% due 09/01/2048	134,165	144,984
4.50% due 11/01/2048	147,497	159,291
4.50% due 12/01/2048	79,857	86,366
4.50% due 01/01/2049	383,351	414,797
4.50% due 05/01/2049	402,110	439,556
4.50% due 01/01/2050	31,988	34,592
5.00% due 10/01/2033	9,506	10,832
5.00% due 07/01/2035	700,788	798,639
5.00% due 05/01/2040	53,699	61,477
5.00% due 06/01/2040	54,392	62,041
5.00% due 12/01/2047	60,565	68,339
5.00% due 01/01/2049	481,079	540,213
5.50% due 10/01/2035	9,585	11,162
5.50% due 05/01/2036	29,816	34,705
5.50% due 08/01/2037	723,337	842,375

5.50% due 05/01/2044	702,637	815,586
5.50% due 01/01/2047	296,518	343,694
6.00% due 09/01/2037	43,574	51,491
6.00% due 07/01/2041	351,796	415,063

		43,295,065

Government National Mtg. Assoc. — 1.9%
2.00% due November 30 TBA	3,970,000	4,018,384
2.50% due 08/20/2051	3,128,701	3,218,917
2.50% due 10/20/2051	3,540,000	3,642,643
2.50% due November 30 TBA	1,175,000	1,207,771
3.00% due 11/15/2042	127,133	134,925
3.00% due 03/20/2045	330,063	345,859
3.00% due 05/20/2046	125,178	130,945
3.00% due 06/20/2046	79,267	82,932
3.00% due 07/20/2046	72,997	76,359
3.00% due 08/20/2046	687,355	719,976
3.00% due 09/20/2046	273,220	286,195
3.00% due 10/20/2046	218,669	228,786
3.00% due 11/20/2046	243,427	254,695
3.00% due 09/20/2049	116,291	118,912
3.00% due 10/20/2049	158,487	161,724
3.00% due 01/20/2050	141,058	144,238
3.00% due 04/20/2050	384,990	391,348
3.00% due 04/20/2051	1,520,153	1,579,383
3.00% due 07/20/2051	1,153,840	1,199,070
3.00% due November 30 TBA	1,900,000	1,972,660
3.50% due 08/20/2042	302,603	325,614
3.50% due 05/20/2043	397,941	428,053
3.50% due 10/20/2044	6,257	6,727
3.50% due 05/20/2045	7,406	7,962
3.50% due 12/20/2045	154,901	164,676
3.50% due 04/20/2046	233,520	246,498
3.50% due 05/20/2046	183,140	193,630
3.50% due 06/20/2046	85,672	90,650
3.50% due 07/20/2046	591,297	625,661
3.50% due 09/20/2046	671,854	710,423
3.50% due 04/20/2047	373,575	391,136
3.50% due 02/20/2048	1,525,382	1,630,058
3.50% due 04/20/2048	66,854	71,500
3.50% due 01/20/2049	79,348	83,620
3.50% due November 30 TBA	1,034,000	1,081,742
3.50% due 08/20/2051	828,564	871,263
4.00% due 09/20/2045	143,894	156,809
4.00% due 05/20/2046	40,686	44,197
4.00% due 05/20/2047	581,833	622,570
4.00% due 07/20/2047	402,264	431,482
4.00% due 08/20/2047	141,653	151,561
4.00% due 11/20/2047	166,910	179,032
4.00% due 03/20/2048	208,233	222,558
4.00% due 10/20/2050	387,100	411,274
4.50% due 04/20/2041	6,981	7,776
4.50% due 07/20/2045	71,785	79,699
4.50% due 09/15/2045	47,998	54,239
4.50% due 12/20/2045	271,916	299,529
4.50% due 01/20/2046	45,511	50,523
4.50% due 07/20/2047	77,470	83,937
4.50% due 08/20/2047	622,644	674,575
4.50% due 09/20/2047	133,080	144,275
5.00% due 08/20/2042	35,141	40,157
5.00% due 07/20/2047	231,506	254,094
5.00% due 08/20/2047	37,087	40,879
5.00% due 09/20/2047	256,916	281,821
5.00% due 10/20/2047	12,173	13,371
5.00% due 11/20/2047	78,217	85,817
5.00% due 12/20/2047	271,066	296,822
5.00% due 01/20/2048	347,009	381,985
5.00% due 02/20/2048	53,735	59,142
5.00% due 05/20/2048	88,653	96,150
5.00% due 06/20/2048	98,667	106,845
5.00% due 08/20/2048	31,167	33,653
5.00% due 06/20/2049	135,517	146,620
5.50% due 03/20/2048	48,531	54,370
5.50% due 04/20/2048	35,737	40,022
5.50% due 05/20/2048	18,004	19,981
5.50% due 09/20/2048	418	466
5.50% due 10/20/2048	11,414	12,625
5.50% due 11/20/2048	50,763	56,125
5.50% due 12/20/2048	270,280	298,834
5.50% due 01/20/2049	47,545	52,589
5.50% due 03/20/2049	81,509	90,390
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(4)	40,698	42,057

		32,963,786

Uniform Mtg. Backed Securities — 2.2%
2.00% due December 30 TBA	21,700,000	21,650,836
2.50% due December 30 TBA	10,965,000	11,234,413
3.00% due December 30 TBA	1,940,000	2,021,410
4.00% due December 30TBA	2,110,000	2,259,016
4.50% due December 30TBA	2,580,000	2,790,612

		39,956,287

Total U.S. Government Agencies (cost $123,990,969)		125,619,618

U.S. GOVERNMENT TREASURIES — 6.2%
United States Treasury Bonds — 2.4%
0.13% due 02/15/2051TIPS(7)	15,550	17,669
1.13% due 05/15/2040	1,700,000	1,467,445
1.25% due 05/15/2050	650,000	548,615
1.38% due 08/15/2050	1,280,000	1,114,500
1.88% due 02/15/2041	2,690,000	2,636,620
1.88% due 02/15/2051	4,330,000	4,253,549
2.00% due 02/15/2050	4,875,000	4,922,988
2.00% due 08/15/2051	385,000	390,113

2.38% due 05/15/2051	350,000	384,125
2.50% due 02/15/2046	1,545,000	1,700,345
2.88% due 11/15/2046	1,875,000	2,218,945
3.00% due 11/15/2045	1,025,000	1,227,197
3.00% due 05/15/2047	3,535,000	4,291,573
3.00% due 02/15/2048	3,400,000	4,136,844
3.00% due 08/15/2048	855,000	1,042,766
3.13% due 11/15/2041	3,905,000	4,649,391
3.13% due 02/15/2043	1,655,000	1,980,311
4.50% due 05/15/2038	4,210,000	5,870,977
4.75% due 02/15/2037	50,000	70,957

		42,924,930

United States Treasury Notes — 3.8%
0.13% due 03/31/2023	16,240,000	16,194,325
0.13% due 08/31/2023	155,000	154,086
0.13% due 07/15/2024 TIPS (7)	1,149,746	1,232,653
0.13% due 10/15/2024 TIPS (7)	759,668	816,227
0.13% due 04/15/2025 TIPS (7)	354,246	381,734
0.13% due 10/15/2025 TIPS (7)	719,954	782,345
0.13% due 04/15/2026 TIPS (7)	223,949	243,785
0.13% due 07/15/2031 TIPS (7)	11,737	13,061
0.25% due 05/31/2025	7,205,000	7,029,097
0.25% due 01/15/2025 TIPS (7)	824,620	889,607
0.25% due 07/15/2029 TIPS (7)	13,688	15,342
0.38% due 03/31/2022	1,805,000	1,806,974
0.38% due 07/15/2023 TIPS (7)	1,233,047	1,304,862
0.38% due 07/15/2025 TIPS (7)	313,757	343,718
0.38% due 11/30/2025	4,525,000	4,400,386
0.38% due 01/31/2026	4,945,000	4,796,843
0.38% due 01/15/2027 TIPS (7)	852,720	945,803
0.50% due 04/15/2024 TIPS (7)	97,615	104,686
0.50% due 03/31/2025	1,410,000	1,391,769
0.63% due 04/15/2023 TIPS (7)	1,284,092	1,350,278
0.63% due 01/15/2024 TIPS (7)	1,690,558	1,809,788
0.63% due 01/15/2026 TIPS (7)	1,640,531	1,817,369
0.63% due 05/15/2030	2,270,000	2,110,391
0.63% due 08/15/2030	1,230,000	1,140,489
0.75% due 01/31/2028	1,635,000	1,572,729
0.88% due 06/30/2026	14,980,000	14,787,484
0.88% due 09/30/2026	195,000	192,182
1.25% due 08/15/2031	1,500	1,459
1.63% due 05/15/2031	1,355,000	1,365,163

		68,994,635

Total U.S. Government Treasuries (cost $110,695,349)		111,919,565

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	1,079,319
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	434,877
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	706,997
City of Houston TX Airport System Revenue Revenue Bonds Series C 2.39% due 07/01/2031	220,000	222,976
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	388,608
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	810,000	854,924
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	390,000	407,033
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	115,000	122,859
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds Series C 3.47% due 07/01/2041	480,000	513,603
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	525,265
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	490,015
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,068,000	1,668,984
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	217,983
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	445,387
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	307,300
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	82,993

State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	1,035,131
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	459,005
State of Wisconsin Revenue Bonds Series A 3.95% due 05/01/2036	850,000	952,828
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,177,608
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	770,000	838,980

Total Municipal Bonds & Notes (cost $11,383,842)		12,932,675

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.0%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	610,500
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	158,522

		769,022

Sovereign — 0.1%
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	118,064
State of Qatar Senior Notes 3.75% due 04/16/2030*	200,000	223,000
United Mexican States Senior Notes 2.66% due 05/24/2031	1,039,000	1,002,406

		1,343,470

Total Foreign Government Obligations (cost $2,031,951)		2,112,492

LOANS(8)(9)(12) — 0.3%
Airlines — 0.1%
Aadvantage Loyalty LP, Ltd. FRS BTL 5.50% (3 ML+4.75%) due 04/20/2028	780,000	811,200

Building & Construction-Misc. — 0.0%
Tutor Perini Corp. FRS BTL 5.75% (3 ML+4.75%) due 08/13/2027	762,300	763,729

Commercial Services — 0.1%
KNS Midco Corp.FRS 7.00%(3 ML+ 6.25%) due 04/21/2027	810,000	806,963

Cosmetics & Toiletries — 0.0%
Journey Personal Care Corp. FRS BTL-B 5.00% 3 ML+4.25%) due 03/01/2028	783,038	779,122

Leisure Products — 0.0%
Enterprise Development Authority FRS BTL-B 5.00% (1 ML+4.25%) due 02/18/2028	594,750	594,750

Retail-Office Supplies — 0.1%
Staples, Inc. FRS BTL 5.13% (3 ML +5.00%) due 04/16/2026	833,675	800,625

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS BTL-B 4.50% (3 ML+3.75%) due 02/11/2028	788,025	788,307

Total Loans (cost $5,332,814)		5,344,696

OPTIONS - PURCHASED † (10) — 0.1%
Exchanged-Traded Put Option - Purchased (cost $11,619,344)	2,675	842,625

Total Long-Term Investment Securities (cost $1,265,157,619)		1,563,732,954

SHORT-TERM INVESTMENT SECURITIES — 15.4%
Registered Investment Companies — 15.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(11) (cost $277,043,451)	277,043,451	277,043,451

TOTAL INVESTMENTS (cost $1,542,201,070)	102.2%	1,840,776,405
Liabilities in excess of other assets	(2.2)	(39,182,958)

NET ASSETS	100.0%	$1,801,593,447

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2021, the aggregate value of these securities was $128,291,331 representing 7.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2021, the Portfolio held the following restricted securities

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd.
Class C	10/12/2021	84,481	$321,992	$309,361	$3.66	0.02%
Canva, Inc	8/16/2021	35	59,646	59,646	1,704.17	0.00%
Gusto, Inc.	10/4/2021	2,300	66,213	66,130	28.75	0.00%
Venture Global LNG, Inc.
Series C	10/16/2017	3	11,313	13,770	4,590.00	0.00%
Convertible Preferred Securities
Databricks, Inc.
Series G	2/1/2021	402	71,302	88,622	220.45	0.00%
Databricks, Inc.
Series H	8/31/2021	871	192,014	192,014	220.45	0.01%
Farmer’s Business Network, Inc.
Series C	11/3/2017	563	10,395	34,995	62.16	0.00%
Gusto, Inc.
Series E	7/13/2021	3,216	97,751	97,751	30.40	0.01%
Lilac Solutions
Series B	9/8/2021	4,155	54,547	54,547	13.13	0.00%
Rivian Automotive , Inc.
Series F	1/19/2021	13,955	514,242	991,224	71.03	0.06%
U.S. Convertible Bonds & Notes
Rivian Automotive , Inc.	7/23/2021	619,218	619,218	619,218	1.00	0.03%

				$2,527,278		0.13%

(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation

(5)	Commercial Mortgage Backed Security

(6)	Collateralized Loan Obligation

(7)	Principal amount of security is adjusted for inflation.

(8)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(9)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)	Options-Purchased

Exchanged - Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 10/31/2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2021	$3,325	2,675	$1,231,939,150	$11,619,344	$842,625	$(10,776,719)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(11)	The rate shown is the 7-day yield as of October 31, 2021.

(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(13)	Interest only

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

FRS — Floating Rate Security

GDR — Global Depositary Receipt

IO — Interest only

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2021 and unless noted otherwise, the dates shown are the original maturity

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

SOFR30A – U.S. 30 day Average Secured Overnight Financing Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	GBP	18,000	USD	24,643	11/19/2021	$9	$—

Goldman Sachs International	USD	37,137	GBP	26,900	11/19/2021	—	(322)

Morgan Stanley and Co. International PLC	EUR	10,000	USD	11,761	11/19/2021	197	—
	GBP	8,900	USD	12,201	11/19/2021	21	—
	USD	11,700	EUR	10,000	11/19/2021	—	(136)

						218	(136)

UBS AG	EUR	21,000	USD	24,624	11/19/2021	340	—
	USD	24,900	EUR	21,000	11/19/2021	—	(616)

						340	(616)

Net Unrealized Appreciation/(Depreciation)						$567	$(1,074)

EUR — Euro Currency

GBP — Bristish Pound

USD — United States Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1,421	Long	S&P 500 E-Mini Index	December 2021	$317,819,356	$326,616,850	$8,797,494
52	Short	U.S. Treasury Long Bonds	December 2021	8,432,090	8,363,875	68,215
169	Short	U.S. Treasury 5 Year Notes	December 2021	20,846,049	20,575,750	270,299
20	Short	U.S. Treasury 2 Year Notes	December 2021	4,395,532	4,385,000	10,532
136	Short	U.S. Treasury 10 Year Notes	December 2021	18,050,900	17,775,625	275,275

						$9,421,815

						Unrealized (Depreciation)
696	Long	MSCI EAFE Index	December 2021	$82,464,765	$81,418,080	$(1,046,685)
2	Short	U.S. Treasury Ultra 10 Year Futures	December 2021	289,770	290,062	(292)
61	Short	U.S. Ultra Bonds	December 2021	11,952,015	11,980,781	(28,766)

						$(1,075,743)

		Net Unrealized Appreciation (Depreciation)				$8,346,072

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at October 31, 2021(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2026	0.5236%	$4,800	$114,651	$(167)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$59,646	$59,646
Diversified Financial Services	—	—	309,361	309,361
Enterprise Software/Service	14,500,809	—	66,130	14,566,939
Oil Companies-Exploration & Production	5,550,980	—	13,770	5,564,750
Other Industries	1,022,348,265	1,834,475	—	1,024,182,740
Convertible Preferred Securities:
Auto-Cars/Light Trucks	—	—	991,224	991,224
Decision Support Software	—	—	280,636	280,636
E-Commerce/Services	—	—	34,995	34,995
Energy-Alternate Sources	—	—	54,547	54,547
Enterprise Software/Service	—	—	97,751	97,751
Other Industries	736,567	—	—	736,567
Preferred Securities:
Finance-Investment Banker/Broker	—	379,517	—	379,517
Pipelines	427,000	—	—	427,000
Asset Backed Securities	—	33,361,108	—	33,361,108
U.S. Corporate Bonds & Notes	—	172,303,303	—	172,303,303
U.S. Convertible Bonds & Notes	—	—	619,218	619,218
Foreign Corporate Bonds & Notes	—	50,991,981	—	50,991,981
U.S. Government Agencies	—	125,619,618	—	125,619,618
U.S. Government Treasuries	—	111,919,565	—	111,919,565
Municipal Bonds & Notes	—	12,932,675	—	12,932,675
Foreign Government Obligations	—	2,112,492	—	2,112,492
Loans	—	5,344,696	—	5,344,696
Options - Purchased	842,625	—	—	842,625
Short-Term Investment Securities	277,043,451	—	—	277,043,451

Total Investments at Value	$1,321,449,697	$516,799,430	$2,527,278	$1,840,776,405

Other Financial Instruments:†
Futures Contracts	$9,421,815	$—	$—	$9,421,815
Forward Foreign Currency Contracts	—	567	—	567

Total Other Financial Instruments	$9,421,815	$567	$—	$9,422,382

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,075,743	$—	$—	$1,075,743
Forward Foreign Currency Contracts	—	1,074	—	1,074
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	167	—	167

Total Other Financial Instruments	$1,075,743	$1,241	$—	$1,076,984

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the Reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 83.0%
Domestic Equity Investment Companies — 50.0%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,247,639	$181,478,076
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,796,867	213,499,950
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,205,139	224,615,103
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	20,063,060	361,736,974
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,638,509	103,733,880
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,570,293	133,442,646
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	5,260,608	84,011,910
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	9,839,925	344,594,189
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	5,302,336	409,552,468
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	937,237	18,435,460
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,815,431	47,242,927
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	12,772,830	308,974,767
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,274,094	96,509,050
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,790,475	78,462,825
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	10,087,041	140,512,474
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,249,042	137,682,365
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	9,566,111	400,054,744
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	3,097,550	92,059,188
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	6,183,662	188,601,692
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	33,536,558	1,243,200,207
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,275,117	143,319,796
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	17,969,509	361,007,430
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	11,656,680	362,755,883
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,508,905	72,503,197
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,329,005	84,624,602
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	1,324,712	50,087,348

Total Domestic Equity Investment Companies (cost $3,936,399,917)		5,882,699,151

Domestic Fixed Income Investment Companies — 23.3%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	41,379,249	633,516,302
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	48,835,088	590,904,562
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	16,204,383	169,821,929
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	7,138,531	74,669,035
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	20,359,310	285,641,124
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	12,391,427	138,288,324
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	11,621,288	123,882,928
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	69,325,967	668,302,320
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,481,850	55,089,546

Total Domestic Fixed Income Investment Companies (cost $2,665,680,426)		2,740,116,070

International Equity Investment Companies — 9.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	18,267,335	194,364,449
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	2,300,249	39,610,291
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	10,168,919	224,733,113
SunAmerica Series Trust SA International Index Portfolio, Class 1	7,684,370	104,968,494
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,942,435	29,748,015
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	7,660,622	182,552,633
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	17,055,874	196,824,784
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	9,036,738	136,454,747

Total International Equity Investment Companies (cost $870,834,087)		1,109,256,526

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $33,300,683)	3,018,310	34,921,863

Total Affiliated Registered Investment Companies (cost $7,506,215,113)		9,766,993,610

U.S. GOVERNMENT TREASURIES — 13.5%
United States Treasury Notes — 13.5%
0.63% due 05/15/2030	125,967,400	117,110,317

0.63% due 08/15/2030	52,629,400	48,799,377
0.88% due 11/15/2030	238,200,800	225,183,498
1.13% due 02/15/2031	195,923,400	189,066,081
1.25% due 08/15/2031	106,856,800	103,901,542
1.50% due 02/15/2030	104,080,600	104,239,161
1.63% due 08/15/2029	130,366,400	131,929,779
1.63% due 05/15/2031	266,689,000	268,689,167
1.75% due 11/15/2029	137,778,300	140,819,110
2.38% due 05/15/2029(1)	244,932,900	260,748,293

Total U.S. Government Treasuries (cost $1,616,961,302)		1,590,486,325

OPTIONS - PURCHASED† — 0.7%
Over the Counter Put Options - Purchased(3) (cost $127,798,751)	1,550,000	77,666,318

Total Long-Term Investment Securities (cost $9,250,975,166)		11,435,146,253

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio, Class AB 0.07%(2) (cost $401,626,127)	401,626,127	401,626,127

TOTAL INVESTMENTS (cost $9,652,601,293)	100.6%	11,836,772,380
Liabilities in excess of other assets	(0.6)	(70,403,443)

NET ASSETS	100.0%	$11,766,368,937

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2021.
(3)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	UBS AG	March 2022	$3,700	550,000	$2,532,959,000	$43,995,380	$22,693,966	$(21,301,414)
S&P 500 Index	Goldman Sachs International	March 2022	3,700	130,000	598,699,400	11,251,531	5,364,028	(5,887,503)
S&P 500 Index	Goldman Sachs International	April 2022	3,550	132,500	610,212,850	10,812,000	5,541,385	(5,270,615)
S&P 500 Index	CitiBank N.A.	April 2022	3,550	50,000	230,269,000	3,420,400	2,083,064	(1,337,336)
S&P 500 Index	CitiBank N.A.	April 2022	3,550	370,000	1,703,990,600	29,341,000	15,474,057	(13,866,943)
S&P 500 Index	UBS AG	April 2022	3,550	47,500	218,755,550	2,622,600	1,986,535	(636,065)
S&P 500 Index	CitiBank N.A.	May 2022	3,900	50,000	230,269,000	4,893,760	4,541,349	(352,411)
S&P 500 Index	Goldman Sachs International	May 2022	3,900	90,000	414,484,200	8,902,260	8,174,428	(727,832)
S&P 500 Index	JP Morgan Chase Bank NA	May 2022	3,900	130,000	598,699,400	12,559,820	11,807,507	(752,313)

						$127,798,751	$77,666,319	$(50,132,432)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3,800	Long	S&P 500 E-Mini Index	December 2021	$847,033,668	$873,430,000	$26,396,332

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,766,993,610	$—	$—	$9,766,993,610
U.S. Government Treasuries	—	1,590,486,325	—	1,590,486,325
Options-Purchased	—	77,666,318	—	77,666,318
Short-Term Investment securities	401,626,127	—	—	401,626,127

Total Investments at Value	$10,168,619,737	$1,668,152,643	$—	$11,836,772,380

Other Financial Instruments:†
Futures Contracts	$26,396,332	$—	$—	$26,396,332

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 83.5%
Domestic Equity Investment Companies — 58.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,140,318	$100,485,515
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,222,867	225,005,312
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	18,621,638	335,748,126
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,404,910	97,073,985
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,788,471	56,633,838
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,706,315	123,069,855
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1†	347,661	12,175,101
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,133,855	242,058,983
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,417,094	126,224,247
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	1,908,025	32,016,665
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	10,527,181	254,652,510
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,651,259	37,285,439
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	11,424,013	181,641,803
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,289,946	68,101,889
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,124,616	29,595,898
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	11,196,494	328,953,004
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,610,123	199,613,516
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,305,644	305,522,026
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,747,421	81,653,356
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,610,607	110,123,508
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	17,671,400	655,078,805
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,478,371	147,323,917
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	9,852,305	197,932,816
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,769,172	335,136,630
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,610,254	58,052,880
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,137,378	49,821,555

Total Domestic Equity Investment Companies (cost $3,227,028,957)		4,390,981,179

Domestic Fixed Income Investment Companies — 14.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	15,504,127	237,368,190
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	16,832,129	203,668,759
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	6,899,991	72,311,910
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	3,556,958	37,205,779
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	8,091,060	113,517,576
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	7,343,363	81,951,929
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	7,334,503	78,185,799
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	29,361,050	283,040,524
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,937,645	22,877,718

Total Domestic Fixed Income Investment Companies (cost $1,101,605,657)		1,130,128,184

International Equity Investment Companies — 10.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	10,627,297	113,074,441
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,744,286	30,036,608
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,647,783	102,715,999
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,676,653	91,203,083
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,540,205	15,571,477
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,530,741	107,967,565
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,948,837	45,569,584
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	9,327,441	140,844,352
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,967,851	116,723,535

Total International Equity Investment Companies (cost $637,362,598)		763,706,644

International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $33,502,532)	2,916,642	33,745,552

Total Affiliated Registered Investment Companies (cost $4,999,499,744)		6,318,561,559

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Internet Security — 0.0%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,641,000	1,611,264

Telecom Equipment-Fiber Optics — 0.0%
Finisar Corp. Company Guar. Notes 0.50% due 12/15/2036	855,000	853,832

Total U.S. CONVERTIBLE BONDS & NOTES (cost $2,411,183)		2,465,096

U.S. GOVERNMENT TREASURIES — 13.5%
United States Treasury Notes — 13.5%
0.63% due 05/15/2030	82,147,400	76,371,411
0.63% due 08/15/2030	34,020,200	31,544,433
0.88% due 11/15/2030	156,250,300	147,711,465
1.13% due 02/15/2031	127,285,500	122,830,508
1.25% due 08/15/2031	62,805,800	61,068,827
1.50% due 02/15/2030	65,885,000	65,985,372
1.63% due 08/15/2029(1)	87,384,300	88,432,229
1.63% due 05/15/2031	171,632,500	172,919,744
1.75% due 11/15/2029	86,816,700	88,732,771
2.38% due 05/15/2029	152,010,900	161,826,291

Total U.S. Government Treasuries (cost $1,030,779,683)		1,017,423,051

OPTIONS—PURCHASED† — 0.7%
Over the Counter Put Options – Purchased(3) (cost $82,250,986)	995,000	49,948,554

Total Long-Term Investment Securities (cost $6,114,941,596)		7,388,398,260

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 2.9%
AllianceBernstein Government STIF Portfolio, Class AB 0.07%(2) (cost $221,769,750)	221,769,750	221,769,750

TOTAL INVESTMENTS (cost $6,336,711,346)	100.6%	7,610,168,010
Liabilities in excess of other assets	(0.6)	(44,193,736)

NET ASSETS	100.0%	$7,565,974,274

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2021.
(3)	Purchased Options:

Over the Counter Put Options—Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	UBS AG	March 2022	$3,700	330,000	$1,519,775,400	$26,397,360	$13,616,379	$(12,780,981)
S&P 500 Index	Goldman Sachs International	March 2022	3,700	90,000	414,484,200	7,856,470	3,713,558	(4,142,912)
S&P 500 Index	CitiBank N.A.	April 2022	3,550	230,000	1,059,237,400	17,777,240	9,614,194	(8,163,046)
S&P 500 Index	UBS AG	April 2022	3,550	170,000	782,914,600	13,085,436	7,109,702	(5,975,734)
S&P 500 Index	JPMorgan Chase Bank, N.A.	May 2022	3,900	65,000	299,349,700	6,279,910	5,903,754	(376,156)
S&P 500 Index	CitiBank N.A.	May 2022	3,900	25,000	115,134,500	2,446,880	2,270,674	(176,206)
S&P 500 Index	Goldman Sachs International	May 2022	3,900	85,000	391,457,300	8,407,690	7,720,293	(687,397)

						$82,250,986	$49,948,554	$(32,302,432)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
400	Short	S&P 500 E-Mini Index	December 2021	$91,356,090	$91,940,000	$(583,910)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$6,318,561,559	$—	$—	$6,318,561,559
U.S. Convertible Bonds & Notes	—	2,465,096	—	2,465,096
U.S. Government Treasuries	—	1,017,423,051	—	1,017,423,051
Options-Purchased	—	49,948,554	—	49,948,554
Short-Term Investment securities	221,769,750	—	—	221,769,750

Total Investments at Value	$6,540,331,309	$1,069,836,701	$—	$7,610,168,010

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$583,910	$—	$—	$583,910

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.0%
Domestic Equity Investment Companies — 48.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,490,568	$203,535,346
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,234,431	35,929,644
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,348,505	21,414,263

Total Domestic Equity Investment Companies (cost $173,719,218)		260,879,253

Domestic Fixed Income Investment Companies — 21.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,822,683	53,821,147
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,788,928	61,709,969

Total Domestic Fixed Income Investment Companies (cost $114,552,571)		115,531,116

International Equity Investment Companies — 9.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $41,022,263)	3,779,691	51,630,577

Total Affiliated Registered Investment Companies (cost $329,294,052)		428,040,946

OPTIONS - PURCHASED — 0.1%
Exchanged-Traded Put Option - Purchased(3) (cost $3,401,101)	783	246,645

Total Long-Term Investment Securities (cost $332,695,153)		428,287,591

SHORT-TERM INVESTMENT SECURITIES — 19.9%
Registered Investment Companies — 18.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	99,067,715	99,067,715
T. Rowe Price Treasury Reserve Fund 0.05%(1)	1,049	1,049

		99,068,764

U.S. Government Treasuries — 1.4%
United States Treasury Bills 0.02% due 12/30/2021(2)	$2,020,000	2,019,727
0.04% due 12/30/2021(2)	3,520,000	3,519,524
0.05% due 12/30/2021(2)	2,020,000	2,019,727

		7,558,978

Total Short-Term Investment Securities (cost $106,628,312)		106,627,742

TOTAL INVESTMENTS (cost $439,323,465)	100.0%	534,915,333
Liabilities in excess of other assets	(0.0)	(72,829)

NET ASSETS	100.0%	$534,842,504

@

The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
(1)	The rate shown is the 7-day yield as of October 31, 2021.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Options — Purchased

Exchange-Traded Put Options—Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2021	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2021	$3,325	783	$360,601,254	$3,401,101	$246,645	$(3,154,456)

*	Notional amount is calculated by multiplying number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
71	Long	E-Mini Russell 2000 Index	December 2021	$7,937,384	$8,148,315	$210,931
43	Long	S&P 400 E-Mini Index	December 2021	11,597,792	11,994,420	396,628
461	Long	S&P 500 E-Mini Index	December 2021	103,106,239	105,960,850	2,854,611
2	Short	U.S. Treasury 2 Year Notes	December 2021	440,377	438,500	1,877
2	Short	U.S. Treasury 5 Year Notes	December 2021	247,263	243,500	3,763
2	Short	U.S. Treasury 10 Year Notes	December 2021	266,809	261,406	5,403
1	Short	U.S. Treasury Long Bonds	December 2021	162,382	160,844	1,538

						$3,474,751

						Unrealized (Depreciation)
141	Long	MSCI EAFE Index	December 2021	$16,706,013	$16,494,180	$(211,833)
1	Short	U.S. Ultra Bonds	December 2021	195,928	196,406	(478)

						$(212,311)

		Net Unrealized Appreciation (Depreciation)				$3,262,440

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$428,040,946	$—	$—	$428,040,946
Options-Purchased	246,645	—	—	246,645
Short-Term Investment Securities:
Registered Investment Companies	99,068,764	—	—	99,068,764
U.S. Government Treasuries	—	7,558,978	—	7,558,978

Total Investments at Value	$527,356,355	$7,558,978	$—	$534,915,333

Other Financial Instruments:†
Futures Contracts	$3,474,751	$—	$—	$3,474,751

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$212,311	$—	$—	$212,311

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2021 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.0%
Aerospace/Defense — 2.1%
Teledyne Technologies, Inc.†	11,128	$4,998,920

Applications Software — 5.8%
Elastic NV†	31,779	5,513,974
Five9, Inc.†	30,780	4,863,548
Global-E Online, Ltd.†	26,680	1,543,705
Olo, Inc.†	74,980	2,040,955

		13,962,182

Auto Repair Centers — 1.0%
Mister Car Wash, Inc.†	137,670	2,524,868

Banks-Commercial — 0.9%
Silvergate Capital Corp., Class A†	13,500	2,114,370

Building & Construction Products-Misc. — 1.8%
Trex Co., Inc.†	40,107	4,267,385

Commercial Services-Finance — 4.1%
HealthEquity, Inc.†	43,200	2,858,976
MarketAxess Holdings, Inc.	7,520	3,073,198
Shift4 Payments, Inc., Class A†	35,350	2,231,646
StoneCo, Ltd., Class A†	51,361	1,739,083

		9,902,903

Computer Data Security — 1.7%
Crowdstrike Holdings, Inc., Class A†	14,578	4,108,080

Computer Services — 5.6%
EPAM Systems, Inc.†	6,244	4,203,711
Globant SA†	18,276	5,833,516
WNS Holdings, Ltd. ADR†	38,591	3,427,267

		13,464,494

Computer Software — 8.2%
Lightspeed Commerce, Inc.†	49,394	4,825,300
MongoDB, Inc.†	16,698	8,704,501
Twilio, Inc., Class A†	7,433	2,165,679
ZoomInfo Technologies, Inc., Class A†	61,970	4,165,623

		19,861,103

Diagnostic Equipment — 1.5%
10X Genomics, Inc., Class A†	22,552	3,636,961

Diagnostic Kits — 1.6%
Natera, Inc.†	33,864	3,879,798

Distribution/Wholesale — 2.0%
SiteOne Landscape Supply, Inc.†	20,736	4,872,131

Drug Delivery Systems — 2.1%
DexCom, Inc.†	8,093	5,043,639

E-Commerce/Products — 2.4%
Etsy, Inc.†	17,157	4,301,089
Figs, Inc., Class A†	43,502	1,462,102

		5,763,191

E-Commerce/Services — 3.8%
Bumble, Inc., Class A†	67,200	3,529,344
MercadoLibre, Inc.†	3,872	5,734,509

		9,263,853

E-Marketing/Info — 0.6%
Magnite, Inc.†	53,149	1,436,617

Electric Products-Misc. — 1.5%
Novanta, Inc.†	20,373	3,515,565

Energy-Alternate Sources — 2.3%
Enphase Energy, Inc.†	24,261	5,619,575

Enterprise Software/Service — 8.4%
Avalara, Inc.†	32,250	5,793,390
Bill.com Holdings, Inc.†	23,982	7,058,142
Black Knight, Inc.†	61,318	4,299,005
Clarivate PLC†	135,908	3,187,043

		20,337,580

Firearms & Ammunition — 1.5%
Axon Enterprise, Inc.†	19,640	3,534,414

Golf — 1.3%
Callaway Golf Co.†	117,177	3,169,638

Industrial Automated/Robotic — 1.5%
Cognex Corp.	42,350	3,709,436

Insurance Brokers — 1.4%
Goosehead Insurance, Inc., Class A	23,539	3,396,678

Internet Content-Information/News — 1.1%
IAC/InterActiveCorp†	17,273	2,631,887

Lighting Products & Systems — 1.0%
Universal Display Corp.	13,348	2,445,354

Medical Information Systems — 0.9%
Doximity, Inc., Class A†	18,487	1,284,477
Schrodinger, Inc.†	14,691	801,835

		2,086,312

Medical Products — 4.5%
ABIOMED, Inc.†	5,381	1,786,707
Inari Medical, Inc.†	43,951	3,978,445
Shockwave Medical, Inc.†	24,186	5,168,548

		10,933,700

Medical-Biomedical/Gene — 5.4%
Ascendis Pharma A/S ADR†	10,666	1,617,072
Bio-Rad Laboratories, Inc., Class A†	5,542	4,404,117
CRISPR Therapeutics AG†	8,215	750,276
Mirati Therapeutics, Inc.†	8,496	1,605,914
Turning Point Therapeutics, Inc.†	16,138	671,018
Twist Bioscience Corp.†	15,390	1,828,332
Zai Lab, Ltd. ADR†	8,588	896,587
Zentalis Pharmaceuticals, Inc.†	15,590	1,254,060

		13,027,376

Medical-Drugs — 0.2%
ORIC Pharmaceuticals, Inc.†	37,633	550,947

Medical-Outpatient/Home Medical — 2.3%
Amedisys, Inc.†	19,161	3,244,723
Oak Street Health, Inc.†	51,525	2,433,526

		5,678,249

Non-Hazardous Waste Disposal — 2.5%
Casella Waste Systems, Inc., Class A†	69,996	6,070,053

Patient Monitoring Equipment — 1.5%
Insulet Corp.†	11,310	3,506,326

Pharmacy Services — 1.7%
Option Care Health, Inc.†	154,020	4,209,367

Power Converter/Supply Equipment — 2.4%
Generac Holdings, Inc.†	11,418	5,692,558

Real Estate Investment Trusts — 1.4%
Rexford Industrial Realty, Inc.	50,970	3,425,184

Retail-Restaurants — 3.3%
Chipotle Mexican Grill, Inc.†	2,647	4,709,092
Domino’s Pizza, Inc.	6,485	3,170,971

		7,880,063

Schools — 1.2%
Chegg, Inc.†	47,175	2,804,082

Semiconductor Equipment — 1.1%
MKS Instruments, Inc.	17,567	2,635,928

Transport-Truck — 2.2%
Saia, Inc.†	17,272	5,399,918

Veterinary Diagnostics — 1.2%
Heska Corp.†	13,220	2,955,067

Total Long-Term Investment Securities (cost $148,221,252)		234,315,752

REPURCHASE AGREEMENTS — 3.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/29/2021, to be repurchased 11/01/2021 in the amount of $7,370,000 and collateralized by $7,715,600 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $7,517,468 (cost $7,370,000)	$7,370,000	7,370,000

TOTAL INVESTMENTS (cost $155,591,252)	100.0%	241,685,752
Liabilities in excess of other assets	(0.0)	(52,033)

NET ASSETS	100.0%	$241,633,719

†	Non-income producing security

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$234,315,752	$—	$—	$234,315,752
Repurchase Agreements	—	7,370,000	—	7,370,000

Total Investments at Value	$234,315,752	$7,370,000	$—	$241,685,752

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2021—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2021, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA JPMorgan Diversified Balanced, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The SA PIMCO VCP Tactical Balanced Portfolio used forward currency contracts to enhance returns and to hedge currency exposure. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Hermes Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights and SA Schroders VCP Global Allocation Portfolios used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA Franklin Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA MFS Total Return Portfolio used futures contracts to manage duration and yield curve positioning. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA JPMorgan Emerging Markets, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Schroders VCP Global Allocation, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA T. Rowe Price Asset Allocation Growth Portfolio used futures contracts to manage duration and hedge against changes in interest rates. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns. In addition, the SA PIMCO VCP Tactical Balanced Portfolio also used swaptions as a substitute for physical securities to manage duration exposure and risk, and to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.

Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond, SA T. Rowe Price Asset Allocation Growth Portfolio, and SA T. Rowe Price VCP Balanced Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used investment grade credit default swaps to passively replicate credit spread duration exposure to investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities, to manage credit exposure and risk and to enhance returns.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to adjust portfolio duration and to enhance returns.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2021, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2021
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,688,404	$468,795	$592,230	$124,584	$(230,921)	$2,458,632
SA Fixed Income Index Portfolio, Class 1	—	—	16,648,104	2,477,627	4,067,929	303,550	(529,647)	14,831,705
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	9,279,328	8,361,467	488,718	36,415	(158,773)	17,029,719
SA International Index Portfolio, Class 1	—	—	17,515,834	3,836,466	844,805	221,141	1,963,467	22,692,103
SA Large Cap Index Portfolio, Class 1	—	—	16,801,899	3,242,630	2,419,798	886,959	3,380,077	21,891,767
SA Mid Cap Index Portfolio, Class 1	—	—	3,672,827	1,005,410	196,409	69,131	710,004	5,260,963
SA Small Cap Index Portfolio, Class 1	—	—	1,988,078	311,058	730,812	223,543	(18,906)	1,772,961

	$—	$—	$68,594,474	$19,703,453	$9,340,701	$1,865,323	$5,115,301	$85,937,850

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2021
SunAmerica Series Trust
SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$3,568,211	$1,002,663	$379,879	$91,597	$(255,327)	$4,027,265
SA Fixed Income Index Portfolio, Class 1	—	—	8,820,475	2,116,248	2,007,864	160,244	(283,940)	8,805,163
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	4,818,824	5,429,691	98,834	7,989	(80,920)	10,076,750
SA International Index Portfolio, Class 1	—	—	18,152,821	6,218,381	271,366	37,977	2,283,892	26,421,705
SA Large Cap Index Portfolio, Class 1	—	—	17,558,531	5,234,668	1,634,696	517,888	4,193,494	25,869,885
SA Mid Cap Index Portfolio, Class 1	—	—	3,806,864	1,479,489	89,180	26,834	804,939	6,028,946
SA Small Cap Index Portfolio, Class 1	—	—	2,984,622	792,414	659,271	191,553	143,574	3,452,892

	$—	$—	$59,710,348	$22,273,554	$5,141,090	$1,034,082	$6,805,712	$84,682,606

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2021
SunAmerica Series Trust
SA Emerging
Market Equity Index Portfolio, Class 1	$—	$—	$12,655,514	$3,394,352	$985,879	$248,238	$(834,125)	$14,478,100
SA Fixed Income Index Portfolio, Class 1	—	—	10,892,695	2,516,974	2,453,229	52,154	(190,048)	10,818,546
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,922,784	6,737,849	181,457	6,231	(100,584)	12,384,823
SA International Index Portfolio, Class 1	—	—	80,954,880	27,307,692	1,867,099	240,855	10,185,368	116,821,696
SA Large Cap Index Portfolio, Class 1	—	—	70,600,879	19,840,375	5,658,334	1,589,527	17,735,043	104,107,490
SA Mid Cap Index Portfolio, Class 1	—	—	17,712,556	5,808,949	413,725	89,870	3,748,902	26,946,552
SA Small Cap Index Portfolio, Class 1	—	—	12,718,305	3,266,721	2,109,694	608,153	837,193	15,320,678

	$—	$—	$211,457,613	$68,872,912	$13,669,417	$2,835,028	$31,381,749	$300,877,885

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2021
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$80,403,634	$11,719,372	$10,104,309	$3,369,671	$16,915,314	$102,303,682
SA Mid Cap Index Portfolio, Class 1	—	—	10,324,298	2,042,509	520,221	124,345	2,035,937	14,006,868
SA Small Cap Index Portfolio, Class 1	—	—	12,132,634	1,497,739	2,711,307	828,630	458,751	12,206,447
SA Fixed Income Index Portfolio, Class 1	—	—	46,707,925	5,700,784	10,587,803	958,021	(1,614,328)	41,164,599
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	26,139,565	22,331,165	893,634	68,589	(414,215)	47,231,470
SA International Index Portfolio, Class 1	—	—	17,215,405	4,208,402	427,690	58,790	2,082,962	23,137,869

	$—	$—	$192,923,461	$47,499,971	$25,244,964	$5,408,046	$19,464,421	$240,050,935

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2021
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$41,193,684	$4,533,854	$8,556,290	$775,538	$(1,350,201)	$36,596,585
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	22,589,859	20,296,854	624,925	51,321	(353,452)	41,959,657
SA International Index Portfolio, Class 1	—	—	50,176,440	10,310,119	971,501	126,316	6,076,765	65,718,139
SA Large Cap Index Portfolio, Class 1	—	—	183,053,687	22,794,987	13,991,734	5,114,433	41,532,507	238,503,880
SA Mid Cap Index Portfolio, Class 1	—	—	37,135,672	5,636,109	1,065,172	255,432	7,429,541	49,391,582
SA Small Cap Index Portfolio, Class 1	—	—	22,374,043	2,404,396	4,473,613	1,308,262	1,072,053	22,685,141

	$—	$—	$356,523,385	$65,976,319	$29,683,235	$7,631,302	$54,407,213	$454,854,984

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2021
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$47,846,564	$6,899,552	$9,696,734	$199,022	$(841,658)	$44,406,746
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	25,937,631	25,547,084	530,082	36,037	(415,079)	50,575,591
SA International Index Portfolio, Class 1	—	—	176,527,560	41,222,191	2,485,364	319,700	21,662,128	237,246,215
SA Large Cap Index Portfolio, Class 1	—	—	522,787,236	76,926,922	25,879,944	9,654,759	126,767,016	710,255,989
SA Mid Cap Index Portfolio, Class 1	—	—	96,635,036	16,661,528	1,379,398	380,243	19,828,316	132,125,725
SA Small Cap Index Portfolio, Class 1	—	—	58,244,994	7,693,507	10,712,365	3,057,063	3,327,196	61,610,395

	$—	$—	$927,979,021	$174,950,784	$50,683,887	$13,646,824	$170,327,919	$1,236,220,661

†	Includes reinvestment of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2021
American International Group, Inc. - Common Stock	$73,773	$—	$2,933,798	$7,447	$142,557	$(7,401)	$1,670,481	$4,461,768

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at October31, 2021
American International Group, Inc. Common Stock	$16,442	$—	$649,921	$76,032	$112,241	$(13,746)	$384,592	$984,558

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	417,132,572	$1,342,237	$110,321,602	$26,283,090	$75,116,171	$409,552,468
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	—	20,200,000	1,972,841	(61,660)	269,961	18,435,460
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	69,398,372	14,258,745	8,762,478	(44,210)	(181,394)	74,669,035
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	49,955,473	161,717	8,984,049	1,418,873	(2,941,723)	39,610,291
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	264,235,288	49,937,949	32,001,481	1,716,724	1,752,644	285,641,124
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	47,020,688	161,715	12,064,049	(1,405,764)	13,530,337	47,242,927
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	239,828,110	711,547	43,301,813	12,410,215	15,085,054	224,733,113
SA Fixed Income Index Portfolio, Class 1	—	—	156,135,742	485,146	16,657,379	1,709,720	(3,384,905)	138,288,324
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	125,998,591	17,582,175	18,325,341	1,227,106	(2,599,603)	123,882,928
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	303,757,336	1,002,636	73,786,945	3,845,134	74,156,606	308,974,767
SA Franklin Small Company Value Portfolio, Class 1	—	—	101,814,769	323,431	24,998,097	(652,198)	20,021,145	96,509,050
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	81,336,312	242,574	18,641,151	3,849,399	11,675,691	78,462,825
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	35,181,096	6,129,373	4,301,239	180,309	(2,267,676)	34,921,863
SA International Index Portfolio, Class 1	—	—	133,710,145	323,431	43,423,330	10,335,437	4,022,811	104,968,494
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	156,854,456	452,803	33,619,336	10,189,167	6,635,384	140,512,474
SA Janus Focused Growth Portfolio, Class 1	—	—	141,554,114	452,803	35,259,336	14,278,982	16,655,802	137,682,365
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	40,845,161	113,201	11,314,834	5,271,911	(5,167,424)	29,748,015
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	393,940,873	1,293,724	87,782,388	19,694,355	72,908,180	400,054,744
SA JPMorgan Global Equities Portfolio, Class 1	—	—	197,496,503	582,176	52,980,575	7,280,073	30,174,456	182,552,633
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	664,694,422	81,747,843	76,270,274	3,550,702	(5,420,373)	668,302,320
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	115,147,428	323,430	37,079,929	15,293,198	(1,624,939)	92,059,188
SA Large Cap Growth Index Portfolio, Class 1	—	—	184,484,753	549,832	40,997,765	17,824,936	26,739,936	188,601,692
SA Large Cap Index Portfolio, Class 1	—	—	1,219,381,325	3,929,682	263,666,378	129,253,313	154,302,265	1,243,200,207
SA Large Cap Value Index Portfolio, Class 1	—	—	140,191,256	485,146	26,842,145	5,197,901	24,287,638	143,319,796
SA MFS Blue Chip Growth Portfolio, Class 1	—	—	372,259,276	1,164,351	94,191,149	42,020,984	39,753,968	361,007,430
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	365,223,787	1,180,521	90,237,554	23,328,957	63,260,172	362,755,883
SA Mid Cap Index Portfolio, Class 1	—	—	89,087,751	242,574	31,856,073	9,750,437	5,278,508	72,503,197
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	226,353,182	566,004	46,449,559	11,320,455	5,034,702	196,824,784
SA PIMCO RAE International Value Portfolio, Class 1	—	—	157,809,792	485,145	37,052,145	(5,341,704)	20,553,659	136,454,747
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	53,031,328	5,677,886	6,070,453	502,169	1,948,616	55,089,546
SA Small Cap Index Portfolio, Class 1	—	—	96,666,814	274,915	22,178,882	7,159,460	2,702,295	84,624,602
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	68,836,027	194,058	22,513,132	10,360,609	(6,790,214)	50,087,348
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	209,141,203	711,547	39,241,658	10,165,322	32,723,536	213,499,950
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	617,190,022	48,086,127	70,086,225	1,465,416	(5,750,778)	590,904,562
SA Multi-Managed International Equity Portfolio, Class 1	—	—	214,215,683	646,861	44,516,194	6,472,537	17,545,562	194,364,449
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	226,452,183	743,890	43,314,467	13,589,369	27,144,128	224,615,103
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	360,263,514	1,180,523	75,052,476	677,794	74,667,619	361,736,974
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	121,179,842	355,774	32,119,960	10,889,610	3,428,614	103,733,880
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	135,812,287	420,460	32,936,526	(1,169,472)	31,315,897	133,442,646
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	93,869,758	274,916	24,118,882	2,252,185	11,733,933	84,011,910
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	344,895,672	1,099,664	65,165,374	15,666,766	48,097,461	344,594,189
SA Wellington Real Return Portfolio, Class 1	—	—	164,200,896	19,582,176	19,640,575	1,348,760	4,330,672	169,821,929
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	209,667,531	39,914,357	49,846,195	14,984,796	(33,242,413)	181,478,076
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	653,759,112	83,141,952	74,567,464	1,372,480	(30,189,778)	633,516,302

	$—	$—	$10,060,010,445	$408,737,017	$2,004,509,698	$465,463,643	$837,292,203	$9,766,993,610

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2021
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$212,864,928	$43,935,282	$66,528,188	$25,900,702	$25,886,259	$242,058,983
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	113,302,705	23,559,499	41,290,483	1,903,105	28,749,421	126,224,247
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	29,238,447	13,277,661	5,204,417	(31,775)	(74,137)	37,205,779
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	30,827,786	6,367,433	5,951,860	985,102	(2,191,853)	30,036,608
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	91,300,519	34,196,242	13,539,066	375,030	1,184,851	113,517,576
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	25,720,450	9,567,433	10,011,860	(1,221,290)	7,961,932	32,016,665
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	81,053,845	31,328,811	20,501,719	5,943,485	4,891,577	102,715,999
SA Fixed Income Index Portfolio, Class 1	—	—	69,205,865	23,328,811	10,107,207	1,041,145	(1,516,685)	81,951,929
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,959,021	26,692,067	9,733,021	653,334	(1,385,602)	78,185,799
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	216,205,063	53,450,084	70,498,167	5,793,159	49,702,371	254,652,510
SA Franklin Small Company Value Portfolio, Class 1	—	—	38,139,365	8,914,406	16,599,149	(173,763)	7,004,580	37,285,439
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	55,688,799	15,408,351	14,492,091	2,870,999	8,625,831	68,101,889
SA Franklin U.S. Systematic Large Cap Value Portfolio, Class 1	—	—	179,680,308	43,334,886	76,337,308	11,348,116	23,615,801	181,641,803
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	27,022,447	12,640,919	4,130,232	144,981	(1,932,563)	33,745,552
SA International Index Portfolio, Class 1	—	—	79,769,923	24,402,297	22,465,579	5,475,035	4,021,407	91,203,083
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	32,132,107	11,257,202	17,868,756	3,778,376	296,969	29,595,898
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	270,612,519	51,658,242	58,359,880	15,549,165	49,492,958	328,953,004
SA Janus Focused Growth Portfolio, Class 1	—	—	167,157,687	40,594,364	48,790,368	21,610,756	19,041,077	199,613,516
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	18,771,158	3,820,459	7,045,116	721,451	(696,475)	15,571,477
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	251,645,964	61,127,350	68,232,398	10,240,924	50,740,186	305,522,026
SA JPMorgan Global Equities Portfolio, Class 1	—	—	92,859,236	21,649,269	25,432,323	3,508,190	15,383,193	107,967,565
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	228,708,309	87,627,349	33,361,852	1,810,859	(1,744,141)	283,040,524
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	78,003,018	21,345,095	29,175,732	12,383,092	(902,117)	81,653,356
SA Large Cap Growth Index Portfolio, Class 1	—	—	91,091,767	20,375,782	25,776,149	11,222,392	13,209,716	110,123,508
SA Large Cap Index Portfolio, Class 1	—	—	545,310,880	127,348,644	151,187,192	73,715,656	59,890,817	655,078,805
SA Large Cap Value Index Portfolio, Class 1	—	—	120,258,500	30,563,674	29,639,273	5,626,027	20,514,989	147,323,917
SA MFS Blue Chip Growth, Class 1	—	—	163,259,186	42,520,877	46,576,393	8,364,217	30,364,929	197,932,816
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	268,501,108	81,163,889	85,241,287	19,638,272	51,074,648	335,136,630
SA Mid Cap Index Portfolio, Class 1	—	—	53,707,684	13,934,864	19,373,719	6,213,331	3,570,720	58,052,880
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	40,823,540	15,751,148	13,612,789	515,716	2,091,969	45,569,584
SA PIMCO RAE International Value Portfolio, Class 1	—	—	125,630,990	31,837,161	29,139,183	(509,338)	13,024,722	140,844,352
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	17,462,130	6,957,203	2,469,302	237,234	690,453	22,877,718
SA Putnam International Growth and Income Portfolio, Class 1	—	—	97,598,682	26,859,498	23,690,483	2,521,167	13,434,671	116,723,535
SA Small Cap Index Portfolio, Class 1	—	—	51,726,002	10,187,892	17,696,975	5,997,797	(393,161)	49,821,555
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	86,177,824	21,012,527	24,296,483	6,563,068	11,028,579	100,485,515
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	165,037,245	65,572,026	26,343,017	861,815	(1,459,310)	203,668,759
SA Multi-Managed International Equity Portfolio, Class 1	—	—	93,813,159	27,522,757	19,890,696	5,386,347	6,242,874	113,074,441
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	189,852,917	47,488,310	51,371,657	14,220,737	24,815,005	225,005,312
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	287,008,509	71,315,242	83,975,134	(237,415)	61,636,924	335,748,126
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	88,362,995	17,828,810	21,774,735	8,154,357	4,502,558	97,073,985
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	55,545,063	12,734,865	23,661,133	1,591,550	10,423,493	56,633,838
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	118,733,797	22,922,757	36,870,695	10,434,996	7,849,000	123,069,855
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	—	13,000,000	1,082,586	(11,674)	269,361	12,175,101
SA Wellington Real Return Portfolio, Class 1	—	—	58,893,399	20,281,837	9,260,463	656,538	1,740,599	72,311,910
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	199,804,877	87,968,165	40,585,807	1,831,707	(11,650,752)	237,368,190

	$—	$—	$5,370,469,723	$1,484,631,440	$1,459,171,923	$313,604,675	$609,027,644	$6,318,561,559

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2021
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$67,091,078	$6,584,195	$18,837,721	$1,650,024	$(2,666,429)	$53,821,147
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	37,465,436	30,680,938	5,966,046	479,209	(949,568)	61,709,969
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	43,669,342	7,639,846	5,009,076	1,019,908	4,310,557	51,630,577
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	174,311,583	18,676,073	31,556,512	8,672,664	33,431,538	203,535,346
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	29,623,306	3,878,184	3,590,219	1,065,612	4,952,761	35,929,644
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	23,594,075	2,198,190	6,806,057	2,065,926	362,129	21,414,263

	$—	$—	$375,754,820	$69,657,426	$71,765,631	$14,953,343	$39,440,988	$428,040,946

†	Includes reinvestments of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.